AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 25, 2016

REGISTRATION NO. 333-124048
AND NO. 811-07501

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER

THE SECURITIES ACT OF 1933 ☐

PRE-EFFECTIVE AMENDMENT NO.                    ☐

POST-EFFECTIVE AMENDMENT NO. 17                                           ☒

AND

REGISTRATION STATEMENT UNDER                                       ☐

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 33               ☒

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

(Exact Name of Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(Name of Depositor)

10350 Ormsby Park Place
Louisville, KY 40223

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (866) 667-0561

NAME AND ADDRESS OF AGENT FOR SERVICE:

CRAIG A. HAWLEY, ESQ.
GENERAL COUNSEL AND SECRETARY
Jefferson National Life Insurance Company
10350 Ormsby Park Place
Louisville, Kentucky 40223

It is proposed that this filing will become effective:

☐  immediately upon filing pursuant to paragraph (b) of Rule 485

☒  on May 1, 2016  pursuant to paragraph (b) of Rule 485

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐  on              , pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

☐  this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

MONUMENT ADVISOR

JEFFERSON NATIONAL LIFE
ANNUITY ACCOUNT G

May 1, 2016 PROSPECTUS

Monument Advisor

Individual Variable Annuity

Issued by: JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G AND

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

This prospectus describes the Monument Advisor Individual Variable Annuity Contract (Contract) offered by Jefferson National Life Insurance Company (Company, Jefferson National, We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis and subsequent Annuity Payments on a fixed basis. The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period and Annuity Period.  You also pay any applicable Low Cost Fund Platform Fees (as described below), as well as the fees of the Investment Portfolios you select and any Investment Advisor you retain.  Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract, unless you purchase a Florida contract, which is 12 months from the date you purchase the Contract.  Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.

Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge. You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.

The Contract has a variety of investment options, which include several Sub-accounts that invest in the Investment Portfolios listed in Appendix A. You can put your money in any of the Sub-accounts; certain restrictions may apply. We impose a Low Cost Fund Platform Fee on Contract Value invested in certain Investment Portfolios.  These Investment Portfolios may not be available in all states and certain Investment Portfolios may only be available to you if you retain certain Investment Advisors.  You can view, on our Website, the current prospectus of each Investment Portfolio, which includes information about each Investment Portfolio’s management fees and other expenses you will bear indirectly.

Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money.

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2016. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Website (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI’s Table of Contents is at the end of this prospectus.

For a free copy of the SAI, call Us at (866) 667-0561, visit Our Website or write Us at Our administrative office:

•  Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

•  Address for correspondence sent via courier or overnight mail: 10350 Ormsby Park Place, Louisville, KY 40223.

The Contracts:

•  are not bank deposits

•  are not federally insured

•  are not endorsed by any bank or government agency

•  are not guaranteed and may be subject to loss of principal

Summary prospectuses or prospectuses of the Investment Portfolios should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses of the Investment Portfolios on our Website or by contacting the Company at (866) 667-0561.

You should only rely on information contained in this Prospectus or that we have referred you to.  We have not authorized anyone to provide you with information that is different.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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Annuity Payments (The Annuity Period)	21
Annuity Payment Amount	21
Annuity Options	21
Taxes	22
Annuity Contracts in General	22
Tax Status of the Contracts	22
Taxation of Non-Qualified Contracts	23
Taxation of Qualified Contracts	24
Possible Tax Law Changes	25
Other Information	25
Legal Proceedings	25
Abandoned Property Requirements	25
Proof of Age and Survival	25
Misstatements	25
Changes to Comply with Law and Amendments	25
The Separate Account	25
Distributor	26
Financial Statements	26
Independent Registered Public Accounting Firm	26
Appendix A—More Information About the Investment Portfolios	27
Appendix B — Condensed Financial Information	38
Appendix C — Deductions for Taxes — Qualified and Nonqualified Annuity Contracts	76
Privacy Policy	77
Table of Contents of the Statement of Additional Information	78

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Definitions of Special Terms

Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

ACCUMULATION PERIOD: The period during which you invest money in your Contract.

ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

ANNUITANT(S): The natural person(s) on whose life (lives) We base Annuity Payments.  On or after the Annuity Date, the Annuitant shall also include any joint Annuitant.  In the event of joint Annuitants, the life of the primary Annuitant is used to determine Annuity Payments.  If the Contract is owned by a non-natural Owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.

ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law. If a prior date is not selected by you, the Annuity Date is the Maximum Maturity Date. For joint Annuitants all provisions are based on the age of the primary Annuitant.

ANNUITY OPTIONS: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

ANNUITY PERIOD: The period during which We make income payments to you.

ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive during the Annuity Period.

BENEFICIARY: The person(s), or entities designated to receive any benefits under the Contract if you or, in the case of a non-natural Owner, the Annuitant dies.

BUSINESS DAY: Generally, any day on which the New York Stock Exchange (“NYSE”) is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier.  Some of the Investment Options may impose earlier deadlines for trading.  These deadlines are described in further detail under the heading “Transfers”.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

CONTRACT: The Monument Advisor individual variable annuity contract, which provides variable investment options offered by the Company.

CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.

DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner, or for a Contract owned by a non-natural person, the death of the Annuitant.

FINRA: Financial Industry Regulatory Authority

FREE LOOK PERIOD:  If you change your mind about owning the Contract, the Free Look Period is the period of time within which you may cancel your Contract. This period of time is generally 10 days from receipt, but may be longer as required by applicable law, and may differ if it is a Replacement Contract.

INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charge under the Contract is the Subscription Fee.

INVESTMENT ADVISOR:  A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you (including a Registered Representative) to provide you asset allocation and investment advisory services.

INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract. You may either choose to set a target allocation to various Sub-accounts (which can include allocations to the money market Sub-account) or elect to have 100% of your Purchase Payments invested in the money market Sub-account.  The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.

INVESTMENT PORTFOLIOS: The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

JEFFERSON NATIONAL SERVICE CENTER: The customer service department of the Company (P.O. Box 36840, Louisville, KY 40233. Phone number: 866.667.0561).

JOINT OWNER: The individual who co-owns the Contract with another person.

LOW COST FUND PLATFORM FEE: Fee imposed by the Company on Contract Value invested in certain low cost funds.  This fee is deducted daily from your Accumulation Units.  See “Expenses — Low Cost Fund Platform Fee” for further details, including a list of the Investment Portfolios for which the Company currently imposes the fee.

MAXIMUM MATURITY DATE: The date on which the Annuitant attains age 100. For joint Annuitants, all provisions which are based

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on age are based on the age of the primary Annuitant

NET CONTRACT VALUE:  An amount equal to the Contract Value reduced by any applicable premium taxes and the applicable portion of the Subscription Fee.

NON-NATURAL OWNER: The trust or entity (e.g. CRT, Family Trust, Corporation, Other) that will own the Contract.

NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account (“IRA”).

OWNER: You, the purchaser of the Contract are the Owner.

PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program, 403(b), or IRA.

REGISTERED REPRESENTATIVE:  A person, appointed by Us, who is licensed by FINRA to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

REPLACEMENT CONTRACT:  A Contract purchased with the proceeds from another contract (a contract issued by the Company and/or an unaffiliated insurance company).

SECURE ONLINE ACCOUNT:  Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence.  You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.

SEPARATE ACCOUNT: Jefferson National Life Annuity Account G of Jefferson National Life Insurance Company, which invests in the Investment Portfolios.

SUB-ACCOUNT: A segment within the Separate Account which invests in a single Investment Portfolio.

SUBSCRIPTION FEE: $20 per month fee charged by Us to issue and administer the Contract.

TAX DEFERRAL: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

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Highlights

The variable annuity Contract that We are offering is a Contract between you (the Owner, You or you) and Us (We, we, Us, us, Our, our, the insurance company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life Annuity Account G (Separate Account). The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

The Contract charges no insurance fees other than the monthly Subscription Fee imposed during the Accumulation Period and Annuity Period.  You do pay any applicable Low Cost Fund Platform Fees for certain Investment Portfolios, as well as the fees of the Investment Portfolios you select and any Investment Advisor you retain. We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios’ advisers, distributors and/or affiliates for the administrative or distribution services which We provide to the Investment Portfolios.

The Contract includes a death benefit that is described in detail under the heading “Death Benefit.”

All deferred annuity contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract.

Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract, unless you purchase a Florida contract, which is 12 months from the date you purchase the Contract.

You may only choose to receive Annuity Payments on a fixed basis. If you choose Annuity Payments, the amount of the Annuity Payments are constant for the entire Annuity Period. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint annuitants, all provisions are based on the age of the primary annuitant.

FREE LOOK. If you change your mind about owning the Contract, you may cancel the Contract within 10 days after receiving it (or whatever longer time period is required by applicable law). Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract.

TAX PENALTY. In general, the earnings in your Contract are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. The part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, unless you had after-tax monies invested in the Contract, the full Annuity Payment is taxable. In such situations where you are already in a qualified plan, the tax deferral of the annuity does not provide additional benefits.

Document Delivery Requirements. Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge.  You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.

Regular and continuous Internet access is required to access electronically all documents relating to the Contract and the Investment Portfolios.  You should elect and continue to receive documents electronically if you have regular and continuous Internet access.  If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.

For Owners using electronic communications, current prospectuses and all required reports for the Contract and the Investment Portfolios are available on our Website.  While we will notify you via email when a transaction pertaining to your Contract has occurred or a document impacting your Contract has been posted, you should visit the Website regularly.  We post updated prospectuses for the Contract and the Investment Portfolios on our Website on or about May 1 of each year.  Prospectuses may also be supplemented throughout the year and will be available on the Website, which you should visit regularly.  We post Annual Reports and Semi-Annual Reports of the Investment Portfolios on our Website on or about March 1 and September 1, respectively, each year.  For your reference, We archive out-of-date Contract prospectuses. Investment Portfolio prospectuses will be available for 30 days after the subsequent May 1 annual update.  Investment Portfolio Annual and Semi-Annual Reports will be available for 30 days after the subsequent March 1 annual update.  You will not have electronic access through our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website.  Accordingly, you should consider printing them before they are removed. Alternatively, We will provide copies of them upon request.

We will deliver all other documents electronically to your Secure Online Account.  Checking your Secure Online Account regularly will give you an opportunity to prevent multiple fraudulent transactions.  We deliver transaction confirmations at or before the completion of your transactions.  We deliver account statements on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year).  Under certain circumstances, for Qualified Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time.

We will allow you to have access to your Secure Online Account even after you revoke your consent to our electronic delivery of documents or surrender or exchange your Contract.  However, We reserve the right to delete your Secure Online

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Account upon 30 days’ notice, which We will deliver to your Secure Online Account.  Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account.  Upon request, We will provide paper copies of any deleted document.

We have no present intention of deleting documents from your Secure Online Account.  If, however, We decide to do so, We will provide you with at least 30 days’ notice in your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

LOW COST FUND PLATFORM FEE.  The Company imposes a Low Cost Fund Platform Fee on amounts invested in certain Investment Portfolios.  For further information, see “Expenses — Low Cost Fund Platform Fee”.

INQUIRIES. If you need more information, please go to www.jeffnat.com or contact Us at:

Jefferson National Life Insurance Company

P.O. Box 36840

Louisville, Kentucky 40233

(866) 667-0561

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Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Portfolios. State premium taxes may also be deducted.

Owner Transaction Expenses

Contingent Deferred Sales Charge (as a percentage of Purchase Payments withdrawn)	None

	Current Charge	Maximum Charge
Transfer Fee(1)	None	None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios’ fees and expenses.

Separate Account Annual Expenses Table

	Current Charge	Maximum Charge
Subscription Fee	$20 per Contract per month	$20 per Contract per month
Separate Account Annual Expenses (as a percentage of Contract Value invested in the Investment Portfolios) Mortality and Expense Risk Charge	0.00%	0.00%
Administrative Charge	0.00%	0.00%
Total Separate Account Annual Expenses	$240.00	$240.00

OPTIONAL LOW COST FUND PLATFORM

The next item shows the fee that you will pay, in addition to the Subscription Fee, and Investment Portfolio operating expenses, on Contract Value invested in certain low cost Investment Portfolios.  For further details, see “Expense — Low Cost Fund Platform Fee”.

	Minimum Annual Fee	Maximum Annual Fee
Low Cost Fund Platform Fee (as a percentage of the average daily Contract Value)	0.05%	0.35%

(1)  All transfers made on the same day involving the same Investment Portfolio count as one transfer.  Certain restrictions apply as further described under the heading “Transfers — Excessive Trading Limits” and “Transfers — Short Term Trading Risk”

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PORTFOLIO OPERATING EXPENSES

The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio’s fees and expenses is contained in the prospectus for each Investment Portfolio.

	Minimum	Maximum
Total Investment Portfolio operating expenses(2)	Gross: 0.53%	Gross: 23.43%

Expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, Low Cost Fund Platform fees (if any) and other expenses for the period ended December 31, 2015.

	Net: 0.51%	Net: 3.76%

Current and future total operating expenses of the Investment Portfolios could be higher or lower than those shown in the table.

(2)  The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio.  The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2017.  The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

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Examples of Fees and Expenses —

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Subscription Fee, Separate Account annual expenses, Low Cost Fund Platform Fees and Investment Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the Contract.  For purposes of this example, we have assumed the money is invested in Investment Portfolios for which no Low Cost Fund Platform Fee is charged.  For a description of the Low Cost Fund Platform Fee, see “Expenses — Low Cost Fund Platform Fee”.  The Subscription Fee for every contract, regardless of size, is $240 annually, i.e. $20 per month. For this example, we used $20.00 per month as the Subscription Fee, but converted it to an asset based charge based on the average contract size as of the previous December 31.  This conversion causes the Subscription Fee in the example below to be less than $240 annually. Although your actual costs may be higher or lower, based on these assumptions and those that follow, your costs would be:

(1) Assuming Contract charges and gross maximum Investment Portfolio operating expenses:

1 year	3 years	5 years	10 years
$386.04	$4,704.76	$7,571.22	$11,198.41

(2) Assuming Contract charges and gross minimum Investment Portfolio operating expenses:

1 year	3 years	5 years	10 years
$61.04	$191.28	$333.21	$746.25

Condensed Financial Information

Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

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The Company

Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

We are principally engaged in the life insurance and annuity business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp.

The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

The Monument Advisor Variable Annuity Contract

This prospectus describes The Monument Advisor Variable Annuity Contract offered by Jefferson National. An annuity is a contract between you, the Owner, and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract switches to the Annuity Period.

The Contract benefits from tax-deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. In that instance, you should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations where you are already in a qualified plan, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain annuity benefits and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan.

The Contract is called a variable annuity because you can choose among several Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. The amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.

You may only choose to receive Annuity Payments on a fixed basis. If you choose Annuity Payments, the amount of the Annuity Payments you receive will remain level for the period of time selected.

Free Look

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or whatever period is required by applicable law). Our Insurance Charges and Investment Portfolio operating expenses, along with any applicable Low Cost Fund Platform Fees will have been deducted. On the Business Day We receive your request We will return your Contract Value. If required by applicable law, We will refund your Purchase Payment, or other applicable amount. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account.  If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract.

OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing via fax or U.S. Mail. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.

A change of Owner may be a taxable event.

JOINT OWNER. A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing via Fax or U.S. Mail or otherwise.

BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

RESTRICTED BENEFICIARY. In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.

Assignment

Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.

An assignment may be a taxable event.

If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

Electronic Administration Of Your Contract

This Contract is designed to be administered electronically (“Electronic Administration”). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request, either at the

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time of application or later, to receive documents relating to the Contract by paper, via U.S. Mail at no extra charge.

If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should not elect Electronic Administration if you do not have Internet access. Although We will email you when a transaction relating to your Contract has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online Account. There is no substitute for regularly checking your Secure Online Account. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.

You may, however, elect to have documents related to your Contract also delivered via U.S. Mail to your address of record at no extra charge. We may also continue to send documents to your Secure Online Account. You may revoke or reinstate your consent to electronic delivery anytime. You may do so by visiting the Website, by calling the Customer Service telephone number or by writing to the Jefferson National Service Center. Notification of change made via the Website will be effective immediately. Notification by telephone or U.S. Mail will be processed as received, usually within two business days.

Current prospectuses and all required reports for the Contract and the Investment Portfolios are available on Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.

You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed.  Upon request, either before or after a prospectus is removed from the website, we will send you a paper copy of these documents via U.S. mail.  Please note, irrespective of whether you have elected Electronic Administration, proxy statements for the Investment Portfolios will be provided to you via U.S. mail.

We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you on Our Website.

You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days’ notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account.  Upon request, we will provide paper copies of any deleted document.

We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days’ notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

Confirmations and Statements

We will send a confirmation statement to your Secure Online Account, or by paper delivery via U.S. Mail at no extra charge, each time you make a new Purchase Payment, a transfer among the Investment Portfolios, or a withdrawal. Generally, We deliver transaction confirmations at the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual confirmation or may be part of your next quarterly account statement. You should review your confirmation statements to ensure that your transactions are carried out correctly. If you fail to do so, you risk losing the opportunity to ask us to correct an erroneous transaction. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances for Qualified Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on “Contact Us” for secure online correspondence or you can e-mail Us at service@jeffnat.com or call Us at (866) 667-0561.

Requesting Transactions or Obtaining Information About your Contract

You may request transactions or obtain information about your Contract by submitting a request to Us in writing via fax or U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request certain transactions and receive information about your Contract by telephone or through our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures.

Unless otherwise directed by You, We will accept transaction requests from your Registered Representative and/or your Investment Advisor.  You can also authorize someone else, via submitting a power of attorney in good order (complete with required signatures), to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the Joint Owner.

We will use reasonable procedures to confirm that

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instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce information before We will make the telephone transaction. We will post confirmations of all transactions, statements and other correspondence to your Secure Online Account. We will not send these to you in paper, unless you have elected to receive paper documents via U.S. mail.  If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

You will be required to provide your user ID and password to access your Secure Online Account and perform transactions on Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.

We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a “locked padlock.” This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the “view certificate” button (in FireFox) or the “subject” section (in Internet Explorer), you should see “Jefferson National Financial Corp.” listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

Good Order

A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your Investment Advisor before submitting the form or request.

Purchase

Application for a Contract

If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require.  The Company reserves the right to reject an application for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

Purchase Payments

A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $15,000. We reserve the right to issue a Contract for less than $15,000 with Our approval. The maximum We accept is $10,000,000 without Our prior approval and will be subject to such terms and conditions as We may require. Jefferson National reserves the right to refuse any Purchase Payment.  Jefferson National does not accept Purchase Payments in the form of cash, cash equivalents or checks payable in foreign currency or issued by non-U.S. financial institutions.  Purchase Payments made in the form of check, wire or EFT must be drawn upon the account of a U.S. financial institution.

Subject to the maximum described above, you can make additional Purchase Payments of any amount. However, we reserve the right to impose minimums on future Purchase Payments.

If mandated under applicable law, the Company may be required to reject a Purchase Payment.  The Company also may be required to provide additional information about an Owner’s account to government regulators.  In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and

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withdrawals made to pay the fees of your Investment Advisor), or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments

You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment.  Please make sure these are kept current to ensure your Purchase Payments are applied correctly. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Investment Portfolios. See “Expenses — Low Cost Fund Platform Fee” for further details.

Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you or your Investment Advisor. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is deemed received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Investment Options

Investment Portfolios

The Contract offers various Sub-accounts, each of which invests exclusively in an Investment Portfolio listed in Appendix A of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future.

You should read the summary prospectus or prospectus for any Investment Portfolio carefully before investing. Unless you have opted to receive documents relating to your Contract via U.S. mail, copies of these summary prospectuses and prospectuses will not be sent to you in paper.  They are, however, available on Our Website. See Appendix A which contains the investment objective for each Investment Portfolio.

The investment objectives and policies of certain Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

A significant portion of the assets of certain Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio’s ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios’ prospectuses for more details on the risks associated with any specific Investment Portfolio.

Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

Certain investment options may only be available to you if you retain certain Investment Advisors.

Administrative, Marketing and Support Services Fees

Jefferson National and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.60% annually of the average

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net assets of an Investment Portfolio attributable to the relevant contracts. Certain minimums may apply and this amount may change at any time without notice.  A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses. Where the Company does not have an arrangement with an Investment Portfolio to receive payments for the provision of services, or if the payments are minimal, Low Cost Fund Platform Fee proceeds may be used to pay expenses that the Company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts.  The Company and its affiliates may profit from these fees.

Selection of Investment Portfolios

The Company selects the Investment Portfolios based on several criteria, including without limitation, asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, advisor or customer interest, and the capability and qualification of each investment firm.  Another factor the Company considers during the selection process is whether the Investment Portfolio, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above.  The Company reviews each Investment Portfolio periodically after it is selected.  Upon review, the Company may remove an Investment Portfolio or restrict allocation of additional Purchase Payments and or transfers of Contract Value to an Investment Portfolio if it determines the Investment Portfolio no longer meets one or more of the criteria and/or if the Investment Portfolio has not attracted significant Contract owner assets.  The Company does not recommend or endorse any particular Investment Portfolio, and does not provide investment advice.

Fixed Account

No fixed account is available during the Accumulation Period.  See Annuity Payments for information on the Fixed Account during the Annuity phase of the Contract (these payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability).

Voting Rights

Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on and we may send these materials to you in paper even if you have elected Electronic Administration. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote.  Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

Substitution

It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

Transfers

You can transfer money among the Investment Portfolios, subject to the excessive trading limits set forth below. The Company imposes a Low Cost Fund Platform Fee on Contract Value allocated to certain Investment Portfolios.  See “Expenses — Low Cost Fund Platform Fee” for further details. Transfers may be deferred as permitted or required by law. See “Suspension of Payments or Transfers” section below.

EARLY CUT-OFF TIMES Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day.  See Appendix A for a list of Investment Portfolios with early cut-off times.  For transfers between Investment Portfolios that impose early cut-off times with those Investment Portfolios that do not impose, or impose different early cut-off times, the earliest time will be used. This list may change without notice.  These early cut-off times do not apply to premium payments or contract withdrawals.

TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from any Investment Portfolio available to you. Transfers may be made by contacting Our administrative offices or through Our Website. Subject to Our administrative rules, including our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period.  We reserve the right to impose a fee for excessive transfers after notifying you.  We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers.  The following apply to any transfer during the Accumulation Period:

1. Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.

2. Your request for transfer must clearly state how much the transfer is for.

3. Your right to make transfers is subject to modification if We determine, in Our sole opinion that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:

a. the requirement of a minimum time period between each transfer;

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b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

c. limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.

4. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

This product is not designed for professional market timing organizations. Jefferson National reserves the right to modify (including terminating) the transfer privileges described above.

Excessive Trading Limits

The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

•  We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

•  We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading, because the transfer request is large in relation to the total assets of the Investment Portfolio or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

•  We are informed by one or more Investment Portfolios that they are unwilling to accept (or will not accept for a certain number of days) a transfer request whether due to the frequency of trading or the size of the transfer request; or

•  the requested transaction violates Our administrative rules designed to detect and prevent market timing.

The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, or in the view of an investment adviser to an Investment Portfolio, have abused or appear likely to abuse the transfer privilege.  These restrictions do not apply to redemptions from the Contract.

We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long—term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

The insurance—dedicated mutual funds available through the Investment Portfolios may also be available in products issued by other insurance companies. These funds carry a significant risk that short—term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short—term trading by contract owners.

As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short—term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds’ prospectuses for specific information about the funds’ short—term trading policies and risks.

FREQUENT TRADING. In an effort to alleviate the lack of transparency inherent in omnibus accounts, the Company developed technology that permits each Investment Portfolio to see, on a real time basis, the transfer requests that will impact that Investment Portfolio when the Company places the omnibus account trade at the end of that Business Day.  In addition, the Investment Portfolios are also able to generate reports out of the same system that allow the Investment Portfolio to look for trading patterns that may be harmful to the Investment Portfolio.  Essentially, this system attempts to provide each Investment Portfolio with the data it needs to empower the Investment Portfolio to enforce its active trading policies and procedures on a similar basis as if the Investment Portfolio was being offered on a retail basis, as opposed to

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inside of a variable annuity.  As stated above, the Company reserves the right to enforce any decision made by an Investment Portfolio pursuant to its active trading policies and procedures, and to take any actions to delay or deny any pending transfer request, as well as blocking future trading within an Investment Portfolio.

If a current or future transfer request is restricted or denied in accordance with our administrative procedures the person placing the transfer request will be notified. (you, or your Investment Advisor) and you will be kept in your current Sub-Account allocation. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities to individuals, if any.

In its sole discretion, the Company may revise its frequent trading procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on active traders (such as dollar or percentage limits on transfers).

Dollar Cost Averaging Program

The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program.

There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Investment Portfolios.  For further information, see “Expenses — Low Cost Fund Platform Fee”.

Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

Rebalancing Program

Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. one time rebalance, monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Investment Portfolios.  For further information, see “Expenses — Low Cost Fund Platform Fee”.

EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Investment Portfolios. You want 40% to be in the Bond Investment Portfolio and 60% to be in the Growth Investment Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Bond Investment Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first Business Day of the next quarter, Jefferson National would sell some of your units in the Bond Investment Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Investment Portfolio to increase those holdings to 60%.

Advisory Fee Withdrawals

Jefferson National understands the importance to you of having advice from an Investment Advisor regarding your investments in the Contract. Jefferson National has not made any independent investigation of these Investment Advisors and is not endorsing such programs. If fees will be paid out of your Contract during the Accumulation Period, You will be required to enter into an advisory agreement with your Investment Advisor.

Jefferson National will, pursuant to an agreement with you, process a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution, may be included in gross income for federal tax purposes, and may impact the benefits available under your Contract. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract.  Furthermore, please see the “Taxes — Partial 1035 Exchanges” section for further information regarding advisory fee withdrawals following a partial 1035 exchange.

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403(b) Plans

Upon Company approval, 403(b) plans may be accepted.  Without Company approval, We will not accept participant plans which do not meet the minimum requirement of a $15,000 initial contribution.  Loan provisions do not apply.  Certain Investment Portfolios may not be available within a 403(b) plan.

Restrictions Under Section 403(b) Plans:

If you own the Contract under a TSA-403(b) plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under one of the following circumstances:

(1) when you attain age 59 1/2,

(2) when you separate from service,

(3) when you die,

(4) if you become disabled (within the meaning of Section 72(m)(7) of the Code),

(5) in the case of hardship, or

(6) made pursuant to a qualified domestic relations order, if otherwise permitted.

Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to:

•                  salary reduction contributions made after December 31, 1988

•                  income attributable to such contributions, and

•                  income attributable to amounts held as of December 31, 1988

Tax penalties may also apply.

Expenses

There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

Subscription Fee

We charge the Subscription Fee regardless of the amount of your Contract Value. This fee is used to reimburse us for our various expenses in establishing and maintaining the contracts.  This fee is deducted from the money market Investment Portfolios you are invested in, pro rata.  If you have less than $20 invested in the money market Investment Portfolios, then the remaining amount will be deducted from your non-money market Investment Portfolios, pro rata.  The method by which the Subscription Fee is deducted may vary by state. We will deduct the Subscription Fee each month during the Accumulation Period and the Annuity Period.  We also impose the applicable portion of the fee at death, annuitization, and upon full surrender of the Contract The Company reserves the right to waive the Subscription Fee in certain circumstances including, without limitation, on Contracts issued to an officer, director, employee, or direct family member thereof, of Our company or any of Our affiliates.  In no event will reduction or elimination of the Subscription Fee be permitted where it would be unfairly discriminatory to any person.

Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Investment Portfolios on which the Company charges the Low Cost Fund Platform Fee.

Contract Maintenance Charge

We impose no other contract maintenance charge.

Low Cost Fund Platform Fee

The Company imposes a Low Cost Fund Platform Fee up to 0.35% annually on Contract Value invested in certain Investment Portfolios.  This fee is deducted daily by reducing the number of Accumulation Units in your Contract.  The Company assesses the Low Cost Fund Platform Fee in order to facilitate making certain Investment Portfolios available as investment options under the Contract.  These Investment Portfolios do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets.  These fees may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Investment Portfolios.  The Company may profit from the Low Cost Fund Platform Fee, and may use any profit derived from this fee for any lawful purpose.  A listing of the Investment Portfolios for which the Company imposes a Low Cost Fund Platform Fee is listed below, and is also available on the Company’s Website or upon request.

Low Cost Fund Platform Fee Portfolios: 0.35%

DFA VA Global Bond	DFA VA Global Moderate Allocation	DFA VA International Small
DFA VA International Value	DFA VA Short-Term Fixed	DFA VA US Large Value
DFA VA US Targeted Value	Dreyfus Stock Index	Nationwide VIT Bond Index
Nationwide VIT International Index	Nationwide VIT Mid Cap Index	Nationwide VIT S&P 500 Index
Nationwide VIT Small Cap Index	Vanguard Balanced	Vanguard Capital Growth
Vanguard Diversified Value	Vanguard Equity Income	Vanguard Equity Index
Vanguard Growth	Vanguard High Yield Bond	Vanguard International
Vanguard Mid-Cap Index	Vanguard REIT Index	Vanguard Short-Term investment Grade
Vanguard Small Company Growth	Vanguard Total Bond Market	Vanguard Total Stock Market

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Low Cost Fund Platform Fee Portfolios:  0.10%

John Hancock Emerging Markets Value	TOPS Aggressive Growth ETF (Class 1)(1)	TOPS Balanced ETF (Class 1)(1)
TOPS Capital Preservation ETF (Class 1)(1)	TOPS Growth ETF (Class 1)(1)	TOPS Managed Risk Balanced ETF (Class 1)(1)
TOPS Managed Risk Growth ETF (Class 1)(1)	TOPS Managed Risk Moderate Growth ETF (Class 1)(1)	TOPS Moderate Growth ETF (Class 1)(1)

This list may change at any time without notice.  Certain Low Cost Fund Platform Fee Investment Portfolios may only be available if you have hired an Investment Advisor that is approved for such Investment Portfolio.  We will provide a list of these Investment Portfolios upon request.  Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Investment Portfolios on which the Company charges the Low Cost Fund Platform Fee.

Investment Portfolio Operating Expenses

There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Operating Expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units.  We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers. The advisory fees and other expenses, if any, which are more fully described in the Investment Portfolio prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Transfer Fee

We impose no transfer fee for transfers made during the Accumulation Period.  We reserve the right to impose a fee, not to exceed $25, for excessive transfers after notifying You in advance.  Any such fee would be used to recoup the cost of administering the transfer.

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.  For a list of states and taxes, see Appendix C.

Income Taxes

Jefferson National may deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.

Contract Value

Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract we call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.  If your Contract Value is zero, we reserve the right to surrender your Contract.

Accumulation Units

Every Business Day, we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor is determined by dividing the value of a Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of a Sub-account share for the previous Business Day.

The value of an Accumulation Unit may go up or down from Business Day to Business Day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract (including the Low Cost Fund Platform Fee). Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange closes each Business Day and then credit your Contract.

EXAMPLE:  On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide $10,000 by $12.50 and credit your Contract on Wednesday night with 800 Accumulation Units for the Balanced Portfolio Sub-account.

Access To Your Money

You can have access to the money in your Contract:

(1) These funds are only available if certain Investment Advisors are retained. Share Class II TOPS funds are also available, which carry no Low Cost Fund Platform Fees. However, the fund expense ratios may be higher (see the underlying fund prospectus for details).

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1. by making a withdrawal (either a partial or a complete withdrawal);

2. by electing to receive Annuity Payments; or

3. when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Period.

When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any pro rata Subscription fees.

All partial withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis unless you instruct Us otherwise.

Jefferson National will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the Suspension of Payments or Transfers provision (see below) is in effect.

A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).

Systematic Withdrawal Program

The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, unless you instruct Us otherwise.

You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract.  We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future.

Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Suspension of Payments or Transfers

We may be required to suspend or postpone withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;

4. during any other period when the SEC, by order, so permits for the protection of owners.

If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an owner’s Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Death Benefit

Upon Your Death During the Accumulation Period

If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Our death distributions for both qualified and nonqualified contracts will follow the tax rules in the Internal Revenue Code and its regulations.

The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary.  The death benefit proceeds will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the death benefit or until new instructions are given by the Beneficiary.

Restricted Beneficiary

In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.

Death Benefit Amount During the Accumulation Period

The Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee and any applicable premium taxes, at the time we receive due proof of death and a payment election.

Payment of the Death Benefit During the Accumulation Period

Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period (including without limitation, non-qualified stretch options, which allows non-spouse beneficiaries to stretch taxation across their lifetime).

If an election for the payment method is not received, the Company will pay the proceeds under Option 2.

OPTION 1 —lump sum payment of the Death Benefit Amount; or

OPTION 2 —the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

OPTION 3 —payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning

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within 1 year of the date of the death of the Owner or any Joint Owner.

Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:

•  continue the Contract in his or her own name at the then current Death Benefit Amount;

•  elect a lump sum payment of the Death Benefit Amount; or

•  apply the Death Benefit Amount to an Annuity Option.

A “spouse” is as defined under Federal law. Where required by state law, the definition of spouse may be expanded to include a civil union partner or same sex spouse. If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.

Death of Contract Owner During the Annuity Period

If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

Death of Annuitant

If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.

Annuity Payments (The Annuity Period)

Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.

You can select any Annuity Date provided it is a date after the end of the Free Look Period. The Annuity Date must be at least two (2) years after the Contract issue date, unless you purchase a Florida Contract (which is 12 months from the date you purchase the contract), but may not be later than the Maximum Maturity Date.

The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date.  The terms of this required annuitization may vary by state.  For a Contract held as an IRA, once you attain age 70 ½, you are required to either annuitize the Contract or take the required minimum distribution under the Code.

You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

During the Annuity Period, you may only choose to have fixed Annuity Payments. These payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability. If you choose an Annuity Option, your Account Value, minus any applicable fees, is placed in our general account.  Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding the general account.

Annuity Payment Amount

On the Annuity Date, the Contract Value, less any premium tax, and less the Subscription Fee will be applied under the Annuity Option you selected.

Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $50.

Unless you notify Us otherwise, we will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Annuity Options

You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

OPTION 1. INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies.  Accordingly, if you select this option and die after the first annuity payment is made but before the second annuity payment is made, you will only receive one annuity payment.

            OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if we have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the

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Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).

OPTION 3. INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).

OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people dies, the amount of the Annuity Payments we will make to the survivor can be equal to 100%, 66% or 50% of the amount that we would have paid if both were alive.

Taxes

NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject.  Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.

The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.  In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

Annuity Contracts in General

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be “adequately diversified” in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over variable account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Distributions from an Individual Retirement Annuity, 403(b), SEP IRA or SIMPLE IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner’s lifetime; therefore, the required beginning date is not applicable to Roth IRAs.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or SIMPLE IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

For Individual Retirement Annuities, SEP IRAs and SIMPLE IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity,

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SEP IRA or SIMPLE IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or SIMPLE IRAs.  Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are “qualified distributions” or “non-qualified distributions”.

Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, including withdrawals to pay your Investment Advisor, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.

Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

•  made on or after the taxpayer reaches age 59 1/2;

•  made on or after the death of an Owner;

•  attributable to the taxpayer’s becoming disabled; or

•  made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary.  If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 ½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year may be treated as one annuity contract for purposes of determining the amount includable in such Owner’s income when a taxable distribution occurs.

Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180 day period following a partial 1035 exchange, the partial 1035 exchange will not receive tax-free treatment. The IRS will apply general tax principles to determine the substance and treatment of the transfer. There are exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.

Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts.  You can allocate some or all of your Account Value from one Investment Portfolio to another but you cannot direct the investments each Investment Portfolio makes.  If you have too much “investor control” of the assets supporting the Investment Portfolio, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

In 2003, the Internal Revenue Service (“IRS”) in Revenue

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Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner’s right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by Us or an adviser in its sole and absolute discretion.

Contracts such as this one, with more than 20 underlying fund options, raise investor control concerns.  It is possible that the IRS may determine that due to the number of different underlying fund options and the fact that some underlying funds may have the same investment strategy, there is an investor control issue with this Contract.  However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options and based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.

At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance.  Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

Required Minimum Distributions

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires.  The date set forth in (b) does not apply to traditional, SEP, or SIMPLE IRAs, or to a 5% or more owner of the employer sponsoring the plan, and the required distribution rules do not apply to Roth IRAs.  Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary.  If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Medicare Tax

A 3.8% Medicare contribution tax will be imposed on the “net investment income” of certain individuals whose income exceeds certain threshold amounts.  For purposes of this tax, net investment income will include income from non-qualified annuity contracts (as well as interest, dividends and certain other items).  The 3.8% Medicare tax is imposed on the lesser of:

1.              the taxpayer’s “net investment income” (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions); or

2.              the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately and $200,000 otherwise).

“Net investment income” in item 1 does not include distributions from tax-qualified plans (i.e. IRAs, Roth IRAs or arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in item 2.  The IRS has issued proposed guidance regarding this income surtax.  You should consult your tax advisor regarding the applicability of this tax to income you would receive under the Contract.

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Seek Tax Advice

The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice.  The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend.  Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.  A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Legal Proceedings

Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

Abandoned Property Requirements

Every state has unclaimed property laws that generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or the date the Death Benefit Amount is due and payable.  For example, if the payment of the Death Benefit Amount has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit Amount, or the Beneficiary does not come forward to claim the Death Benefit Amount in a timely manner, the Death Benefit Amount will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile.  Escheatment is the formal, legal name for this process.  However, the state is obligated to pay the Death Benefit Amount (without interest) if your Beneficiary steps forward to claim it with proper documentation.  To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change.  Please contact us to make such changes.

Proof of Age and Survival

The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements

If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).  The Company reserves the right to adjust future payments to offset any prior overpayments or underpayments.

Changes to Comply with Law and Amendments

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

The Separate Account

We established a separate account to hold the assets that underlie the Contracts. Jefferson National Life Annuity Account G serves the variable annuity portion of the Contract. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account G. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on January 18, 1996. Jefferson National Life Annuity Account G is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life Annuity Account G is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the Texas Department of Insurance. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.

The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.

Where permitted by law, we may:

•  create new Separate Accounts;

•  combine separate accounts, including combining the Separate Account with another separate account established by the Company;

•  transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;

•  transfer the Separate Account to another insurance

25

company;

•  add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;

•  make the Sub-accounts available under other policies we issue;

•  add new Investment Portfolios or remove existing Investment Portfolios;

•  substitute new Investment Portfolios for any existing Investment Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;

•  deregister the Separate Account under the Investment Company Act of 1940; and

•  operate the Separate Account under the direction of a committee or in another form.

Distributor

Jefferson National Securities Corporation (JNSC), 10350 Ormsby Park Place, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority.  Sales of the Contracts may be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

We pay no Commissions to broker-dealers who sell the Contracts. Under certain circumstances, payments may be made to certain broker-dealers, sellers, third party money managers, third party marketing organizations or Investment Advisors for other services such as platform access fees, marketing support, and/or reimbursement of conference expenses. Certain employees of the Company may receive incentive compensation based on efforts assisting the Company in the sale of Contracts.

Financial Statements

Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

The financial statements of Jefferson National Life Annuity Account G are included in the Statement of Additional Information.

Independent Registered Public Accounting Firm

The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015 and the financial statements of Jefferson National Life Annuity Account G as of December 31, 2015 and for each of the two years in the period ended December 31, 2015 appearing in this Statement of Additional Information have been audited by BDO USA, LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

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Appendix A: Investment Options

Fund Name Investment Adviser	Objective	Early Cutoff *
Advisors Preferred Trust Managed by Advisors Preferred, LLC
Gold Bullion Strategy	Returns that reflect the performance of the price of Gold Bullion.	3:30PM
Alger Portfolios Managed by Fred Alger Management, Inc.
Alger Capital Appreciation (Class I-2)	Long term capital appreciation.
Alger Large Cap Growth (Class I-2)	Long term capital appreciation.
Alger Mid Cap Growth (Class I-2)	Long term capital appreciation.
AllianceBernstein Variable Products Series Fund, Inc. Managed by AllianceBernstein L.P.
AB VPS Dynamic Asset Allocation (Class B)	Total return.
AB VPS Global Thematic Growth (Class B)	Long-term growth of capital.
AB VPS Growth and Income (Class A)	Long term growth of capital.
AB VPS International Growth (Class B)	Long-term growth of capital.
AB VPS International Value (Class B)	Long-term growth of capital.
AB VPS Small/Mid Cap Value (Class B)	Long term growth of capital.
ALPS Variable Investment Trust Managed by ALPS Advisors, Inc.
ALPS/Alerian Energy Infrastructure (Class III)	Investment results that correspond (before fees and expenses) generally to the price and yield performance of the Alerian Energy Infrastructure Index.
ALPS|RedRocks Listed Private Equity (Class III)	Maximize total return, which consists of appreciation on its investments and a variable income stream.
Morningstar Aggressive Growth ETF Asset Allocation (Class II)	Capital appreciation.
Morningstar Balanced ETF Asset Allocation (Class II)	Capital appreciation and some current income.
Morningstar Conservative ETF Asset Allocation (Class II)	Current income and preservation of capital.
Morningstar Growth ETF Asset Allocation (Class II)	Capital appreciation.
Morningstar Income & Growth ETF Asset Allocation (Class II)	Current income and capital appreciation.
American Century Variable Portfolios Managed by American Century Investment Management, Inc.
American Century VP Balanced (Class I)	Long-term capital growth & current income.
American Century VP Income & Growth (Class I)	Capital appreciation. Income is secondary.
American Century VP Inflation Protection (Class II)	Long-term total return to protect against U.S. inflation.
American Century VP International (Class I)	Capital growth.
American Century VP Large Company Value (Class I)	Long-term capital growth. Income is a secondary objective.
American Century VP Ultra (Class I)	Long-term capital growth.
American Century VP Value (Class I)	Long-term capital growth over time. Income is secondary.
American Funds Insurance Series Managed by Capital Research and Management Company
American Funds Asset Allocation	High total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Blue Chip Income and Growth	Income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
American Funds Bond	Current income as is consistent with the preservation of capital.
American Funds Global Bond	High level of total return consistent with prudent investment management.
American Funds Growth	Growth of capital.
American Funds Growth-Income	Long-term growth of capital and income.
American Funds High-Income Bond	High level of current income. Capital appreciation is secondary.
American Funds International Fund	Long-term growth of capital.
American Funds Managed Risk Asset Allocation	High total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
American Funds Managed Risk Blue Chip Income and Growth

Produce income exceeding the average yield on U.S. stocks generally and to provide an an opportunity for growth of principal consistent with sound common stock investing, in each case while seekig to manage volatility and provide downside protection.

American Funds Mortgage	Current income and preservation of capital.
American Funds New World	Long-term capital appreciation.
Blackrock Variable Series Funds, Inc. Managed by BlackRock Advisors, LLC
BlackRock Equity Dividend (Class III)	Long-term total return and current income.
BlackRock Global Allocation (Class III)	High total investment return.
BlackRock High Yield (Class III)	High level of current income; capital appreciation is a secondary objective.
BlackRock iShares Alternatives Strategy	Long term growth of capital and risk adjusted returns.
BlackRock iShares Dynamic Fixed Income	Long term growth of capital and risk adjusted returns.
BlackRock Large Cap Core (Class III)	High total investment return.

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Fund Name Investment Adviser	Objective	Early Cutoff *
Blackrock Variable Series Funds, Inc. Managed by BlackRock Advisors, LLC
BlackRock Large Cap Growth (Class III)	Long-term capital growth.
BlackRock Large Cap Value (Class III)	Long-term capital growth.
BlackRock Total Return (Class III)	Total return consistent with income generation and prudent investment management.
BlackRock U.S. Government Bond (Class III)	Total return consistent with income generation and prudent investment management.
Calvert Variable Products Managed by Calvert Investment Management
Calvert VP SRI Balanced (Class F)	Achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.
Columbia Management Investment Advisers, LLC Managed by Columbia Management Investment Advisers, LLC
Columbia VP - AQR Managed Futures Strategy	Positive absolute returns.
Columbia VP - Select Large-Cap Value (Class I)	Long-term capital appreciation.
Columbia VP - Select Smaller-Cap Value (Class I)	Long-term capital appreciation.
Columbia VP - Seligman Global Technology (Class II)	Long-term capital appreciation.
Columbia VP - Strategic Income (Class II)	Multi-asset fixed income.
Credit Suisse Trust Managed by Credit Suisse Asset Management
Credit Suisse Trust Commodity Return Strategy	Total return.
Delaware VIP Trust. Managed by
Delaware VIP Small Cap Value Series	Capital Appreciation
DFA Investment Dimensions Group, Inc. Managed by Dimensional Fund Advisors LP
VA Global Bond	Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
DFA VA Global Moderate Allocation	Total return consisting of capital appreciation and current income.
VA International Small	Long-term capital appreciation.
VA International Value	Long-term capital appreciation.
VA Short-Term Fixed	Stable real return in excess of the rate of inflation with minimum risk.
VA US Large Value	Long-term capital appreciation.
VA US Targeted Value	Long-term capital appreciation.
Dreyfus Variable Investment Fund Managed by the Dreyfus Corporation
Dreyfus VIF International Value (Initial)	Long-term capital growth.
The Dreyfus Investment Portfolios Managed by the Dreyfus Corporation
Dreyfus Small Cap Stock Index	To match the performance of the S&P Small Cap 600 Index.
Dreyfus Socially Responsible Growth	Capital growth with current income as a secondary goal.
Dreyfus Stock Index	To match the performance of the S&P 500 Index.
Eaton Vance Variable Trust Managed by Eaton Vance Management
Eaton Vance VT Floating-Rate Income	High level of current income.
Eaton Vance VT Large-Cap Value	Total return.
Federated Insurance Series Various Investment Advisers
Federated High Income Bond II (Primary) Managed by Federated Investment Management Company	High current income.
Federated Kaufmann II (Service) Managed by Federated Equity Investment Management Company of Pennsylvania (subadvised by Federated Global Investment Management Corp.)	Capital appreciation.
Federated Managed Volatility II Managed by Federated Global Investment Management Cor., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania.	High current income and moderate capital appreciation.
Fidelity® Variable Insurance Products Managed by Fidelity Management & Research Company
Fidelity VIP Balanced (Service 2)	Income and capital growth consistent with reasonable risk.
Fidelity VIP Contrafund (Service 2)	Long-term capital appreciation.
Fidelity VIP Disciplined Small Cap (Service 2)	Capital appreciation.
Fidelity VIP Equity-Income (Service 2)	Reasonable income and capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on securities comprising the Standard & Poor’s 500 Index.
Fidelity VIP Freedom Income (Service 2)	High total return with a secondary objective of principal preservation.

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Fund Name Investment Adviser	Objective	Early Cutoff *
Fidelity® Variable Insurance Products Managed by Fidelity Management & Research Company
Fidelity VIP Growth (Service 2)	Capital appreciation.
Fidelity VIP Growth & Income (Service 2)	High total return through a combination of current income and capital appreciation.
Fidelity VIP Growth Opportunities (Service 2)	Capital growth.
Fidelity VIP High Income (Service 2)	High level of current income, while also considering growth of capital.
Fidelity VIP International Capital Appreciation (Service 2)	Capital appreciation.
Fidelity VIP Investment Grade Bond (Service 2)	High a level of current income as is consistent with the preservation of capital.
Fidelity VIP Mid Cap (Service 2)	Long-term growth of capital.
Fidelity® Variable Insurance Products Managed by Fidelity Management & Research Company unless indicated otherwise
Fidelity VIP Overseas (Service 2)	Long-term growth of capital.
Fidelity VIP Real Estate (Service 2) Managed by Fidelity SelectCo, LLC	Above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500 Index.
Fidelity VIP Strategic Income (Service 2)	High level of current income. The fund may also seek capital appreciation.
Fidelity VIP Value (Service 2)	Capital appreciation.
First Eagle Variable Funds Managed by First Eagle Investment Management, LLC
First Eagle Overseas Variable Fund	Long-term growth of capital.
Franklin Templeton Variable Insurance Products Trust Managed by Franklin Advisers, Inc. unless indicated otherwise
Franklin Global Real Estate VIP (Class 2) Managed by Franklin Templeton Institutional, LLC	High total return.
Franklin High Income VIP (Class 2)	High level of current income with capital appreciation as a secondary goal.
Franklin Income VIP (Class 2)	Maximize income while maintaining prospects for capital appreciation.
Franklin Mutual Shares VIP (Class 2) Managed by Franklin Mutual Advisers, LLC	Capital appreciation with income as its secondary goal.
Franklin Rising Dividends VIP (Class 2)	Long-term capital appreciation.
Franklin Strategic Income VIP (Class 2)	High level of current income with capital appreciation over the long term as its secondary goal.
Franklin U.S. Government Securities VIP (Class 2)	Income.
Templeton Global Bond VIP (Class 2)	High current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.
Goldman Sachs Variable Insurance Trust Managed by Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Multi-Strategy Alternatives

Achieve its investment objective by investing in a combination of underlying variable insurance funs and mutual funds that currently exist or that may become available for investment in the future for which Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Advisor”) or an affiliate now or in the future acts as investment adviser or principal underwriter (the “Underlying Funds”).

Goldman Sachs VIT Strategic Income	Total return comprised of income and capital appreciation.
Guggenheim Variable Insurance Funds Managed by Security Investors, LLC unless indicated otherwise
Guggenheim VIF CLS AdvisorOne Global Diversified Equity	Long-term growth of capital without regard to current income.
Guggenheim VIF CLS AdvisorOne Growth and Income	Current income and growth of capital.
Guggenheim VIF Floating Rate Strategies (Series F) Managed by Guggenheim Partners Investment Management, LLC	High level of current income while maximizing total return.
Guggenheim VIF Global Managed Futures Strategy	Positive total returns over time.
Guggenheim VIF High Yield (Series P)	High current income. Capital appreciation is a secondary objective.
Guggenheim VIF Macro Opportunities (Series M) Managed by Guggenheim Partners Investment Management, LLC	Total return, comprised of current income and capital appreciation.
Guggenheim VIF Multi-Hedge Strategies	Long-term capital appreciation with less risk than traditional equity funds.
Guggenheim VIF Small Cap Value (Series Q)	Long-term capital appreciation.
Guggenheim VIF StylePlus Large Growth (Series Y)	Long-term growth of capital.
Guggenheim VIF StylePlus Mid Growth (Series J)	Long-term growth of capital.
Guggenheim VT Long Short Equity	Long-term capital appreciation.
Guggenheim VIF U.S. Total Return Bond (Series E)	Provide total return, comprised of current income and capital appreciation.
Rydex VIF Banking	Capital appreciation.	3:50PM
Rydex VIF Basic Materials	Capital appreciation.	3:50PM
Rydex VIF Biotechnology	Capital appreciation.	3:50PM
Rydex VIF Commodities Strategy	Provide investment results that correlate to the performance of the S&P GSCI™ Commodity Index.	3:50PM
Rydex VIF Consumer Products	Capital appreciation.	3:50PM
Rydex VIF Dow 2x Strategy	Investment results that match 200% of the performance of the Dow Jones Industrial Average (DJIA) Index on a daily basis.	3:55PM

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Fund Name Investment Adviser	Objective	Early Cutoff *
Guggenheim Variable Insurance Funds Managed by Security Investors, LLC unless indicated otherwise
Rydex VIF Electronics	Capital appreciation.	3:50PM
Rydex VIF Energy	Capital appreciation.	3:50PM
Rydex VIF Energy Services	Capital appreciation.	3:50PM
Rydex VIF Europe 1.25x Strategy	Investment results that correlate to 125% of the daily price movement of the Dow Jones Stoxx 50 Index.	3:55PM
Rydex VIF Financial Services	Capital appreciation.	3:50PM
Rydex VIF Government Long Bond 1.2x Strategy	Investment results that correspond to 120% of the daily price movement of the Long Treasury Bond.	3:55PM
Rydex VIF Health Care	Capital appreciation.	3:50PM
Rydex VIF High Yield Strategy	Investment results that correlate, before fees and expenses, to the performance of the high yield bond market.	3:45PM
Rydex VIF Internet	Capital appreciation.	3:50PM
Rydex VIF Inverse Dow 2x Strategy	Investment returns that inversely correlate to 200% of the daily performance of the DJIA.	3:55PM
Rydex VIF Inverse Government Long Bond Strategy	Total returns that inversely correlate to the daily price movement of the Long Treasury Bond.	3:55PM
Rydex VIF Inverse Mid-Cap Strategy	Investment returns that inversely correlate to the daily performance of the S&P MidCap 400 Index.	3:55PM
Rydex VIF Inverse NASDAQ-100 Strategy	Investment returns that inversely correlate to the performance of the NASDAQ 100 Index.	3:55PM
Rydex VIF Inverse Russell 2000 Strategy	Investment returns that inversely correlate to the daily performance of the Russell 2000 Index.	3:55PM
Rydex VIF Inverse S&P 500 Strategy	Investment returns that inversely correlate to the daily performance of the S&P 500 Index.	3:55PM
Rydex VIF Japan 2x Strategy	Provide investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average on a daily basis.	3:55PM
Rydex VIF Leisure	Capital appreciation.	3:50PM
Rydex VIF Mid-Cap 1.5x Strategy	Investment results that correlate to 150% of the performance of the S&P MidCap 400® Index on a daily basis.	3:55PM
Rydex VIF NASDAQ-100 2x Strategy	Investment returns that correlate to 200% of the performance of the NASDAQ 100 Index on a daily basis.	3:55PM
Rydex VIF NASDAQ-100 Strategy	Investment returns that correspond to a benchmark for over-the-counter securities.	3:55PM
Rydex VIF Nova	Investment results that match the performance of a specific benchmark on a daily basis.	3:55PM
Rydex VIF Precious Metals	Capital appreciation.	3:50PM
Rydex VIF Real Estate	Capital appreciation.	3:50PM
Rydex VIF Retailing	Capital appreciation.	3:50PM
Rydex VIF Russell 2000 1.5x Strategy	Investment results that correlate to 150% of the performance of the Russell 2000 Index on a daily basis.	3:55PM
Rydex VIF Russell 2000 2x Strategy	Investment results that correlate to 200% of the performance of the Russell 2000 Index on a daily basis.	3:55PM
Rydex VIF S&P 500 2x Strategy	Investment results that correlate to 200% of the performance of the S&P 500 index on a daily basis.	3:55PM
Rydex VIF S&P 500 Pure Growth	Investment returns that correlate to the performance of the S&P 500/Citigroup Pure Growth Index.	3:50PM
Rydex VIF S&P 500 Pure Value	Investment returns that correlate to the performance of the S&P 500/Citigroup Pure Value Index.	3:50PM
Rydex VIF S&P MidCap 400 Pure Growth	Investment returns that correlate to the performance of the S&P 400/Citigroup Pure Growth Index.	3:50PM
Rydex VIF S&P MidCap 400 Pure Value	Investment returns that correlate to the performance of the S&P 400/Citigroup Pure Value Index.	3:50PM
Rydex VIF S&P SmallCap 600 Pure Growth	Investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Growth Index.	3:50PM
Rydex VIF S&P SmallCap 600 Pure Value	Investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Value Index.	3:50PM
Rydex VIF Strengthening Dollar 2x Strategy	Investment results that correlate to 200% of the performance of the U.S. Dollar Index on a daily basis.	3:55PM
Rydex VIF Technology	Capital appreciation.	3:50PM
Rydex VIF Telecommunications	Capital appreciation.	3:50PM
Rydex VIF Transportation	Capital appreciation.	3:50PM
Rydex VIF Utilities	Capital appreciation.	3:50PM
Rydex VIF Weakening Dollar 2X Strategy	To match the performance of a specific benchmark on a daily basis. The current benchmark is 200% of the inverse performance of the US Dollar Index.	3:55PM

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Fund Name	Objective	Early Cutoff *
INVESCO Variable Insurance Funds Managed by Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation (Series II)	Total return with a low to moderate correlation to traditional financial market indices.
Invesco V.I. Comstock (Series I)	Capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco V.I. Core Equity (Series I)	Long term growth of capital.
Invesco V.I. Core Plus Bond (Series I)	Total return, comprised of current income and capital appreciation.
Invesco V.I. Diversified Dividend (Series I)	Reasonable current income and long-term growth of income and capital.
Invesco V.I. Equity and Income (Series I)	Capital appreciation and current income.
Invesco V.I. Global Health Care (Series I)	Long term growth of capital.
Invesco V.I. Global Real Estate (Series I)	Total return through growth of capital and current income.
Invesco V.I. Government Money Market (Series I)	Current income as is consistent with preservation of capital and daily liquidity.
Invesco V.I. Government Securities (Series I)	Total return, comprised of current income and capital appreciation.
Invesco V.I. Growth and Income (Series I)	Long term growth of capital and income.
Invesco V.I. High Yield (Series I)	Total return, comprised of current income and capital appreciation.
Invesco V.I. International Growth (Series I)	Long-term growth of capital.
Invesco V.I. Mid Cap Core Equity (Series II)	Long-term growth of capital.
Invesco V.I. Technology (Series I)	Long-term growth of capital.
Ivy Funds Variable Insurance Portfolios Managed by Waddell & Reed Investment Management Company
Ivy Funds VIP Asset Strategy (Class A)	Total return.
Ivy Funds VIP Balanced (Class A)	Total return through a combination of capital appreciation and current income.
Ivy Funds VIP Bond (Class A)	Current income consistent with preservation of capital.
Ivy Funds VIP Energy (Class A)	Capital growth and appreciation.
Ivy Funds VIP Global Bond (Class A)	A high level of current income. Capital appreciation is a secondary objective.
Ivy Funds VIP Global Natural Resources (Class A)	Capital growth and appreciation.
Ivy Funds VIP High Income (Class A)	Total return through a combination of high current income and capital appreciation.
Ivy Funds VIP Limited Term Bond (Class A)	Current income consistent with preservation of capital.
Ivy Funds VIP Mid Cap Growth (Class A)	Growth of capital.
Ivy Funds VIP Science and Technology (Class A)	Growth of capital.
Ivy Funds VIP Value (Class A)	Capital appreciation.
Janus Aspen Series Managed by Janus Capital Management LLC
Janus Aspen Balanced (Institutional)	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Enterprise (Institutional)	Long-term growth of capital.
Janus Aspen Flexible Bond (Service)	Maximum total return, consistent with preservation of capital.
Janus Aspen Forty (Institutional)	Long-term growth of capital.
Janus Aspen Global Research (Institutional)	Long term growth of capital in a manner consistent with the preservation of capital.
Janus Aspen Global Uncontrained Bond (Service)	Maximize total return, consistent with preservation of capital.
Janus Aspen Janus Fund (Institutional)	Long-term growth of capital.
Janus Aspen Overseas (Institutional)	Long-term growth of capital.
Janus Aspen Perkins Mid Cap Value (Institutional)	Capital appreciation.
John Hancock Variable Insurance Trust Managed by
John Hancock Emerging Markets Value	Long term capital appreciation.
JP Morgan Insurance Trust Managed by
JP Morgan Global Allocation	Long term total return.
JP Morgan Income Builder	Capital appreciation.
Lazard Retirement Series, Inc. Managed by Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity	Long-term capital appreciation.
Lazard Retirement International Equity	Long-term capital appreciation.
Lazard Retirement Global Dynamic Multi Asset	Total return with volatility of approximately 10% over a full market cycle.
Lazard Retirement U.S. Small-Mid Cap Equity	Long-term capital appreciation.
Lazard Retirement U.S. Strategic Equity	Long-term capital appreciation.
Legg Mason Partners Variable Equity Trust Managed by Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Aggressive Growth (Class I)	Capital appreciation.
ClearBridge Variable Dividend Strategy (Class I)	High level of current income, with long-term capital appreciation as its secondary objective.
ClearBridge Variable Large Cap Growth (Class I)	Long-term growth of capital.
ClearBridge Variable Small Cap Growth (Class II)	Long-term growth of capital.
Legg Mason BW Absolute Return Opportunities (II)	Absolute return.
Perman Alternative Select (II)	Capital appreciation.

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Fund Name	Objective	Early Cutoff *
Legg Mason Partners Variable Equity Trust Managed by Legg Mason Partners Fund Advisor, LLC
QS Legg Mason Dynamic Multi-Strategy (Class II)	The highest total return (a combination of income and long-term capital appreciation) over time, consistent with its asset mix; seeking to reduce volatility is a secondary objective.
Western Asset Variable Global High Yield Bond (Class I)	To maximize total return.
Lord Abbett Series Fund, Inc. Managed by Lord, Abbett & Co. LLC
Lord Abbett Bond Debenture (Class VC)	High current income and the opportunity for capital appreciation to produce a high total return.
Lord Abbett Calibrated Dividend Growth (Class VC)	Current income and capital appreciation.
Lord Abbett Growth and Income (Class VC)	Long-term growth of capital and income without excessive fluctuations in market value.
Lord Abbett International Opportunities (Class VC)	Long-term capital appreciation.
Merger Fund VL Managed by Westchester Capital Management, LLC
The Merger Fund VL	Capital growth by engaging in merger arbitrage.
MFS Variable Insurance Trust Managed by MFS
MFS Growth Series	Capital appreciation.
MFS Value Series	Capital appreciation.
Nationwide Variable Insurance Trust Managed by Nationwide Fund Advisors
Nationwide VIT Bond Index (Class Y)	To match the performance of the Barclays U.S. Aggregate Index as closely as possible before the deduction of Fund expenses.
Nationwide VIT International Index (Class Y)	To match the performance of the MSCI EAFE Index as closely as possible before the deduction of Fund expenses.
Nationwide VIT Mid Cap Index (Class Y)	Capital appreciation.
Nationwide VIT S&P 500 Index (Class Y)	Long-term capital appreciation.
Nationwide VIT Small Cap Index (Class Y)	To match the performance of the Russell 2000 Index as closely as possible before the deduction of Fund expenses.
Neuberger Berman Advisers Management Trust Managed by Neuberger Berman Management LLC
Neuberger Berman AMT Absolute Return Multi-Manager (Class S)	Capital appreciation with an emphasis on absolute (i.e. positive) returns.
Neuberger Berman AMT Large Cap Value (Class I)	Long term growth of capital.
Neuberger Berman AMT Mid-Cap Growth (Class I)	Growth of capital.
Neuberger Berman AMT Mid-Cap Intrinsic Value (Class I)	Growth of capital.
Neuberger Berman AMT Short Duration Bond (Class I)	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman AMT Socially Responsive (Class I)	Long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.
Northern Lights Variable Trust Various Investment Advisers
7Twelve Balanced Portfolio Managed by 7Twelve Advisors, LLC	Superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
BTS Tactical Fixed Income Managed by	Total return.
JNF Exceed Defined Shield Index Portfolio Managed by Exceed Investments	To track the performance of the Nasdaq Exceed Defined Protection Index
JNF SSGA Sector Rotation Portfolio Managed by JNF Advisors, Inc.	Total return.
JNF SSGA Tactical Allocation Portfolio Managed by JNF Advisors, Inc.	Total return.
Mariner Managed Futures Strategy (Class 2) Managed by Monte Capital Group, LLC	Income and capital appreciation.
Power Income (Class 2) Managed by W.E. Donoghue & Co., Inc.	Total return from income and capital appreciation with capital preservation as a secondary objective.
Probabilities Fund Co-Managed by Probabailities Fund Management, LLC and Princeton Fund Advisors, LLC	Capital appreciation.
TOPS Aggressive Growth ETF (Class 1) Managed by Valmark Advisers, Inc.	Capital appreciation.
TOPS Balanced ETF (Class 1) Managed by Valmark Advisers, Inc.	Income and capital appreciation.
TOPS Conservative ETF (Class 1) Managed by Valmark Advisers, Inc.	Preserve capital and provide moderate income and moderate capital appreciation.
TOPS Conservative ETF (Class 2) Managed by Valmark Advisers, Inc.	To preserve capital and provide moderate income and moderate capital appreciation.
TOPS Growth ETF (Class 1) Managed by Valmark Advisers, Inc.	Capital appreciation.

32

Fund Name	Objective	Early Cutoff *
Northern Lights Variable Trust Various Investment Advisers
TOPS Managed Risk Balanced ETF (Class 1) Managed by Valmark Advisers, Inc.	Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
TOPS Managed Risk Balanced ETF (Class 2) Managed by Valmark Advisers, Inc.	Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
TOPS Managed Risk Growth ETF (Class 1) Managed by Valmark Advisers, Inc.	Capital appreciation with less volatility than the equity markets as a whole.
TOPS Managed Risk Growth ETF (Class 2) Managed by Valmark Advisers, Inc.	Capital appreciation with less volatility than the equity markets as a whole.
TOPS Managed Risk Moderate Growth ETF (Class 1) Managed by Valmark Advisers, Inc.	Capital appreciation with less volatility than the equity markets as a whole.
TOPS Managed Risk Moderate Growth ETF (Class 2) Managed by Valmark Advisers, Inc.	Capital appreciation with less volatility than the equity markets as a whole.
TOPS Moderate Growth ETF (Class 1) Managed by Valmark Advisers, Inc.	Capital appreciation.
Oppenheimer Variable Account Funds Managed by OFI Global Asset Management, Inc.
Oppenheimer Core Bond/VA (Service)	Total return.
Oppenheimer Global Fund/VA (Service)	Capital appreciation.
Oppenheimer Global Multi-Alternatives/VA (Service)	Total return.
Oppenheimer Global Strategic Income/VA (Service)	Total return.
Oppenheimer International Growth/VA (Service)	Capital appreciation.
Oppenheimer Main Street /VA (Service)	Capital appreciation.
PIMCO Variable Insurance Trust Managed by PIMCO
PIMCO All Asset (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO All Asset All Authority (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO All Asset All Authority (Inst. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO CommodityRealReturn Strategy (Admin. Class)	Maximum real return, consistent with prudent investment management.
PIMCO Emerging Markets Bond (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Foreign Bond - Unhedged (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Foreign Bond - US Dollar Hedged (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Global Advantage Strategy Bond (Admin. Class)	Total return which exceeds that of its benchmarks, consistent with prudent investment management.
PIMCO Global Bond - Unhedged (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Global Multi-Asset Managed Allocation (Admin. Class)	Total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index
PIMCO High Yield (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Inncome (Admin. Class)	Maximize current income. Long-term capital appreciation is a secondary objective.
PIMCO Long-Term U.S. Government (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Low Duration (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Real Return (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Short-Term (Admin. Class)	Maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Total Return (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Unconstrained Bond (Admin. Class)	Maximum long-term return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust Managed by Pioneer Investment Management, Inc.
Pioneer Bond VCT (Class II)	Current income.
Pioneer Emerging Markets VCT (Class II)	Long-term growth of capital.
Pioneer Equity Income VCT (Class II)	Current income and long-term growth of capital.
Pioneer Fund VCT (Class II)	Reasonable income and capital growth.
Pioneer High Yield VCT (Class II)	Maximize total return (income plus capital appreciation).
Pioneer Mid Cap Value VCT (Class II)	Capital appreciation.
Pioneer Strategic Income VCT (Class II)	A high level of current income.

33

Fund Name	Objective	Early Cutoff *
ProFunds Managed by ProFund Advisors
Access VP High Yield	Seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity.	2:55PM
ProFunds VP Asia 30	Seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index.	3:55PM
ProFunds VP Banks	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Banks Index.	3:55PM
ProFunds VP Basic Materials	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic Materials Index.	3:55PM
ProFunds VP Bear

Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Biotechnology	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Biotechnology Index.	3:55PM
ProFunds VP Bull (Investor Class)	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500.	3:55PM
ProFunds VP Consumer Goods	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer Goods Index.	3:55PM
ProFunds VP Consumer Services	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer Services Index.	3:55PM
ProFunds VP Emerging Markets	Seeks investment results, before fees and expenses, that correspond to the performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.	3:55PM
ProFunds VP Europe 30	Seeks investment results, before fees and expenses, that correspond to the performance of the Pro-Funds Europe 30 Index.	3:55PM
ProFunds VP Falling US Dollar	Seeks investment results, before fees and expenses, that correspond to the performance of the basket of currencies included in the U.S. Dollar Index.	3:55PM
ProFunds VP Financials	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Financials Index.	3:55PM
ProFunds VP Government Money Market	Seeks a high level of current income consistent with liquidity and preservation of capital.	3:55PM
ProFunds VP Health Care	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Health Care Index.	3:55PM
ProFunds VP Industrials	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrials Index.	3:55PM
ProFunds VP International	Seeks investment results, before fees and expenses, that correspond to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.	3:55PM
ProFunds VP Internet	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Internet Composite Index.	3:55PM
ProFunds VP Japan

Seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average. Seeks return consistent with investment of equities of the Index hedged to US dollars that is not affected by currency movements in the yen versus the US dollar.

3:55PM
ProFunds VP Large-Cap Growth	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Growth Index.	3:55PM
ProFunds VP Large-Cap Value	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Value Index.	3:55PM
ProFunds VP Mid-Cap	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400.	3:55PM
ProFunds VP Mid-Cap Growth	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Growth Index.	3:55PM
ProFunds VP Mid-Cap Value	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Value Index.	3:55PM
ProFunds VP NASDAQ-100	Seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100 Index.	3:55PM
ProFunds VP Oil and Gas	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil and Gas Index.	3:55PM
ProFunds VP Pharmaceuticals	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Pharmaceuticals Index.	3:55PM
ProFunds VP Precious Metals	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious Metals Index.	3:55PM
ProFunds VP Real Estate	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Real Estate Index.	3:55PM
ProFunds VP Rising Rates Opportunity

Seeks investment results, before fees and expenses, that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Semiconductor	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Semiconductors Index.	3:55PM
ProFunds VP Short Emerging Markets

Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM

34

Fund Name	Objective	Early Cutoff *
ProFunds Managed by ProFund Advisors
ProFunds VP Short International

Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI EAFE Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Short Mid-Cap

Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Short NASDAQ-100

Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100 Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Short Small-Cap

Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000 Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Small Cap	Seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000 Index.	3:55PM
ProFunds VP Small-Cap Growth	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Growth Index.	3:55PM
ProFunds VP Small-Cap Value	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Value Index.	3:55PM
ProFunds VP Technology	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Technology Index.	3:55PM
ProFunds VP Telecommunications	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S Telecommunications Index.	3:55PM
ProFunds VP U.S. Government Plus

Seeks investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP UltraBull

Seeks investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P 500. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP UltraMid-Cap

Seeks investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P MidCap 400. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP UltraNASDAQ-100

Seeks investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the NASDAQ-100 Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP UltraShort NASDAQ-100

Seeks investment results, before fees and expenses, that correspond to twice (2x the inverse (opposite) of the daily performance of the NASDAQ-100 Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP UltraSmall-Cap

Seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000 Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Utilities	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index.	3:55PM
Putnam Variable Trust Managed by Putnam Management
Putnam VT Absolute Return 500 Fund (Class IB)

To earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.

Putnam VT American Government Income (Class IB)	High current income with preservation of capital as its secondary objective.
Putnam VT Diversified Income (Class IB)	As high a level of current income as Putnam Investment Management, LLC (Putnam Management) believes is consistent with preservation of capital.
Putnam VT Equity Income (Class IB)	Capital growth and current income.
Putnam VT High Yield (Class IB)	High current income. Capital growth is a secondary goal when consistent with achieving high current income.
Putnam VT Income (Class IB)	High current income consistent with what Putnam Management believes to be prudent risk.
Putnam VT Voyager (Class IB)	Capital appreciation.
Redwood Investment Management, LLC Managed by Redwood
Redwood Managed Volatility Portfolio	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.
Royce Capital Fund Managed by Royce & Associates, LLC
Royce Micro-Cap (Investment Class)	Long-term growth of capital.
Royce Small-Cap (Investment Class)	Long-term growth of capital.

35

Fund Name	Objective	Early Cutoff *
SEI Insurance Products Trust Managed by SEI Investments Management Corporation
SEI VP Balanced Strategy	Capital appreciation while maintaining broad equity and fixed income market participation.
SEI VP Conservative Strategy	Manage risk of loss while providing the opportunity for modest capital appreciation.
SEI VP Defensive Strategy	Manage risk of loss while providing the opportunity for limited capital appreciation.
SEI VP Market Growth Strategy	Capital appreciation while maintaining broad equity and fixed income market participation.
SEI VP Market Plus Strategy	Long-term capital appreciation.
SEI VP Moderate Strategy	Capital appreciation, while managing the risk of loss.
T. Rowe Price Equity Series, Inc. Managed by T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth (Class II)	Long-term capital growth. Income is a secondary objective.
T. Rowe Price Equity Income	High level of dividend income and long-term capital growth primarily through investments in stocks.
T. Rowe Price Health Sciences (Class II)	Long term capital appreciation.
T. Rowe Price Limited-Term Bond (Class II)	High level income consistent with moderate fluctuations of principle value.
The Timothy Plan Managed by Timothy Partners, Ltd.
Timothy Plan Conservative Growth VS	Moderate levels of long-term capital growth.
Timothy Plan Strategic Growth VS	Medium to high levels of long-term capital growth.
Third Avenue Variable Series Trust Managed by Third Avenue Management, LLC
Third Avenue Value	Long-term capital appreciation.
Tortoise Capital Advisors, L.L.C Managed by Tortoise Capital Advisors, L.L.C.
Tortoise VIP MLP & Pipeline	Total return.
VanEck VIP Trust Managed by Van Eck Associates Corporation
VanEck VIP Emerging Markets (Initial Class)	Long-term capital appreciation. Income is a secondary consideration.
VanEck VIP Global Gold (Class S)	Long-term capital appreciation by investing in common stocks of gold-mining companies.
VanEck VIP Global Hard Assets (Initial Class)	Long-term capital appreciation. Income is a secondary consideration.
VanEck VIP Unconstrained Emerging Markets Bond (Initial Class)	High total return-income plus capital appreciation.
Vanguard Variable Insurance Fund Managed by The Vanguard Group, Inc. unless indicated otherwise
Vanguard Balanced Managed by Wellington Management Company, LLP	Long-term capital appreciation and reasonable current income.	2:30PM
Vanguard Capital Growth Managed by PRIMECAP Management Company	Long-term capital appreciation.	2:30PM
Vanguard Diversified Value Managed by Barrow, Hanley, Mewhinney & Strauss, LLC	Long-term capital appreciation and income.	2:30PM
Vanguard Equity Income Managed by Wellington Management Company, LLP and The Vanguard Group, Inc.	An above-average level of current income and reasonable long-term capital appreciation.	2:30PM
Vanguard Equity Index	To track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	2:30PM
Vanguard Growth Managed by Delaware Investment Fund Advisers, Wellington Management Company, LLP, and William Blair & Company	Long-term capital appreciation.	2:30PM
Vanguard High Yield Bond Managed by Wellington Management Company, LLP	High level of current income.	2:30PM
Vanguard International Managed by Baillie Gifford Overseas Ltd., M&G Investment Management Limited, Schroder Investment Management North American Inc.	Long-term capital appreciation.	2:30PM
Vanguard Mid-Cap Index	Track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	2:30PM
Vanguard REIT Index	Provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	2:30PM
Vanguard Short-Term Investment Grade	Current income while maintaining limited price volatility.	2:30PM
Vanguard Small Company Growth Managed by Granahan Investment Management, Inc., The Vanguard Group, Inc.	Long-term capital appreciation.	2:30PM
Vanguard Total Bond Market Index	Track the performance of a broad, market-weighted bond index.	2:30PM
Vanguard Total Stock Market Index	Track the performance of a benchmark index that measures the investment return of the overall stock market.	2:30PM

36

Fund Name	Objective	Early Cutoff *
Virtus Variable Insurance Trust Managed by Virtus Investment Advisers, Inc.
Virtus Equity Trend	Long-term capital appreciation.
Virtus International	High total return consistent with reasonable risk.
Virtus Multi-Sector Fixed Income	Long-term total return.
Virtus Real Estate Securities	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Advantage Variable Trust Managed by Wells Fargo Funds Management, LLC
Wells Fargo Advantage VT Discovery (Class 2)	Long term capital appreciation.
Wells Fargo Advantage VT Opportunity (Class 2)	Long-term capital appreciation.

* We must receive transfer requests involving these Investment Portfolios no later than the time shown. This list may change anytime without notice. Any transfer involving these Investment Portfolios received after the applicable cut-off time set forth in the chart, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time will be processed on the next business day.  This restriction applies only to transfers between sub-accounts involving an Investment Portfolio that imposes an early cut-off.  It does not apply to premium payments or surrenders

37

Appendix B - CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account G’s financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account G’s financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each Sub-Account for the periods ended December 31.

38

Jefferson National Life Insurance Company

Jefferson National Life Annuity Account G - Monument Advisor

CONDENSED FINANCIAL INFORMATION

The tables below provide per unit information about the financial history of each Sub-account.

The inception of the funds is May 4, 2005 unless otherwise noted.

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

AB VARIABLE PRODUCTS SERIES FUND, INC.:
Dynamic Asset Allocation Portfolio (inception November 16, 2012)
Beginning AUV	$12.211	$11.718	$10.469	$10.020	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.052	$12.211	$11.718	$10.469	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	120	86	33	0	N/A	N/A	N/A	N/A	N/A	N/A

Global Thematic Growth Portfolio (inception November 19, 2010)
Beginning AUV	$11.679	$11.143	$9.065	$8.005	$10.451	$10.011	N/A	N/A	N/A	N/A
Ending AUV	$11.988	$11.679	$11.143	$9.065	$8.005	$10.451	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	33	21	32	32	8	0	N/A	N/A	N/A	N/A

Growth and Income Portfolio (inception May 1, 2006)
Beginning AUV	$17.580	$16.048	$11.891	$10.118	$9.517	$8.415	$6.965	$11.726	$11.155	$9.958
Ending AUV	$17.879	$17.580	$16.048	$11.891	$10.118	$9.517	$8.415	$6.965	$11.726	$11.155

Ending number of AUs (000s)	444	421	331	173	80	42	45	35	39	8

International Growth Portfolio (inception May 1, 2008)
Beginning AUV	$8.984	$9.113	$8.041	$6.978	$8.312	$7.381	$5.301	$10.085	N/A	N/A
Ending AUV	$8.788	$8.984	$9.113	$8.041	$6.978	$8.312	$7.381	$5.301	N/A	N/A

Ending number of AUs (000s)	148	168	150	86	77	64	46	22	N/A	N/A

International Value Portfolio (inception May 1, 2008)
Beginning AUV	$7.171	$7.666	$6.246	$5.470	$6.789	$6.509	$4.845	$10.080	N/A	N/A
Ending AUV	$7.343	$7.171	$7.666	$6.246	$5.470	$6.789	$6.509	$4.845	N/A	N/A

Ending number of AUs (000s)	197	183	261	77	60	54	34	70	N/A	N/A

Small Mid Cap Value Portfolio (inception May 1, 2006)
Beginning AUV	$20.111	$18.459	$13.412	$11.321	$12.389	$9.787	$6.860	$10.677	$10.516	$10.000
Ending AUV	$18.966	$20.111	$18.459	$13.412	$11.321	$12.389	$9.787	$6.860	$10.677	$10.516

Ending number of AUs (000s)	297	336	285	266	265	208	117	97	83	1
ADVISORS PREFERRED TRUST:
Gold Bullion Strategy Portfolio (inception November 15, 2013)
Beginning AUV	$8.993	$9.316	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$7.881	$8.993	$9.316	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	274	152	41	N/A	N/A	N/A	N/A	N/A	N/A	N/A

THE ALGER PORTFOLIOS:
Capital Appreciation Portfolio
Beginning AUV	$32.919	$28.938	$21.406	$18.094	$18.149	$15.917	$10.534	$19.199	$14.378	$12.055
Ending AUV	$34.957	$32.919	$28.938	$21.406	$18.094	$18.149	$15.917	$10.534	$19.199	$14.378

Ending number of AUs (000s)	486	409	396	260	222	109	110	65	300	11

Large Cap Growth Portfolio
Beginning AUV	$22.031	$19.850	$14.695	$13.376	$13.422	$11.838	$8.022	$14.898	$12.420	$11.812
Ending AUV	$22.409	$22.031	$19.850	$14.695	$13.376	$13.422	$11.838	$8.022	$14.898	$12.420

Ending number of AUs (000s)	101	161	169	106	75	71	93	106	110	28

Mid Cap Growth Portfolio
Beginning AUV	$20.325	$18.817	$13.852	$11.920	$12.996	$10.886	$7.176	$17.231	$13.097	$11.891
Ending AUV	$20.007	$20.325	$18.817	$13.852	$11.920	$12.996	$10.886	$7.176	$17.231	$13.097

Ending number of AUs (000s)	38	66	70	35	44	87	95	19	194	17

39

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

ALPS VARIABLE INSURANCE TRUST:
ALPS Alerian Energy Infrastructure Portfolio II (inception May 1, 2013)
Beginning AUV	$11.997	$10.720	$9.850	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$7.447	$11.997	$10.720	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	871	594	311	N/A	N/A	N/A	N/A	N/A	N/A	N/A

ALPS Red Rock Listed Private Equity Portfolio (inception May 1, 2015)
Beginning AUV	$9.250	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.250	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	26	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Morningstar Aggressive Growth ETF Asset Allocation Portfolio II (inception May 1, 2008)
Beginning AUV	$12.988	$12.432	$10.525	$9.217	$9.706	$8.425	$6.619	$10.114	N/A	N/A
Ending AUV	$12.620	$12.988	$12.432	$10.525	$9.217	$9.706	$8.425	$6.619	N/A	N/A

Ending number of AUs (000s)	45	30	45	4	1	3	3	—	N/A	N/A

Morningstar Balanced ETF Asset Allocation Portfolio II (inception May 1, 2008)
Beginning AUV	$13.206	$12.636	$11.296	$10.194	$10.285	$9.214	$7.709	$10.080	N/A	N/A
Ending AUV	$12.913	$13.206	$12.636	$11.296	$10.194	$10.285	$9.214	$7.709	N/A	N/A

Ending number of AUs (000s)	652	398	281	235	247	242	89	59	N/A	N/A

Morningstar Conservative ETF Asset Allocation Portfolio II (inception May 1, 2008)
Beginning AUV	$12.297	$11.966	$11.666	$11.089	$10.751	$10.106	$9.334	$10.019	N/A	N/A
Ending AUV	$12.148	$12.297	$11.966	$11.666	$11.089	$10.751	$10.106	$9.334	N/A	N/A

Ending number of AUs (000s)	178	360	344	303	148	156	144	28	N/A	N/A

Morningstar Growth ETF Asset Allocation Portfolio II (inception May 1, 2008)
Beginning AUV	$13.219	$12.641	$10.847	$9.606	$9.973	$8.759	$7.027	$10.102	N/A	N/A
Ending AUV	$12.887	$13.219	$12.641	$10.847	$9.606	$9.973	$8.759	$7.027	N/A	N/A

Ending number of AUs (000s)	391	281	175	151	161	75	37	1	N/A	N/A

Morningstar Income and Growth ETF Asset Allocation Portfolio II (inception May 1, 2008)
Beginning AUV	$12.727	$12.320	$11.478	$10.641	$10.527	$9.669	$8.534	$10.048	N/A	N/A
Ending AUV	$12.513	$12.727	$12.320	$11.478	$10.641	$10.527	$9.669	$8.534	N/A	N/A

Ending number of AUs (000s)	150	182	153	146	61	61	26	5	N/A	N/A

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
Balanced Fund
Beginning AUV	$19.120	$17.405	$14.822	$13.257	$12.586	$11.275	$9.763	$12.255	$11.678	$10.653
Ending AUV	$18.628	$19.120	$17.405	$14.822	$13.257	$12.586	$11.275	$9.763	$12.255	$11.678

Ending number of AUs (000s)	262	122	129	133	70	78	101	77	101	39

VP Income & Growth Fund
Beginning AUV	$20.099	$17.865	$13.153	$11.463	$11.117	$9.739	$8.247	$12.607	$12.616	$10.775
Ending AUV	$18.969	$20.099	$17.865	$13.153	$11.463	$11.117	$9.739	$8.247	$12.607	$12.616

Ending number of AUs (000s)	333	326	234	340	67	66	54	82	89	48

VP Inflation Protection Fund
Beginning AUV	$14.495	$14.032	$15.332	$14.278	$12.777	$12.157	$11.028	$11.207	$10.234	$10.076
Ending AUV	$14.138	$14.495	$14.032	$15.332	$14.278	$12.777	$12.157	$11.028	$11.207	$10.234

Ending number of AUs (000s)	342	223	199	428	409	334	246	123	106	8

40

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
VP International Fund
Beginning AUV	$17.735	$18.769	$15.333	$12.655	$14.387	$12.699	$9.494	$17.206	$14.574	$11.657
Ending AUV	$17.870	$17.735	$18.769	$15.333	$12.655	$14.387	$12.699	$9.494	$17.206	$14.574

Ending number of AUs (000s)	151	121	94	116	88	64	50	84	156	47

VP Large Company Value Fund (inception May 1, 2007)
Beginning AUV	$13.786	$12.214	$9.300	$7.990	$7.901	$7.120	$5.931	$9.457	$10.037	N/A
Ending AUV	$13.249	$13.786	$12.214	$9.300	$7.990	$7.901	$7.120	$5.931	$9.457	N/A

Ending number of AUs (000s)	324	124	78	63	47	13	17	11	3	N/A

VP Mid Cap Value Fund (inception November 20, 2009)
Beginning AUV	$21.916	$18.825	$14.468	$12.437	$12.524	$10.502	$9.991	N/A	N/A	N/A
Ending AUV	$21.602	$21.916	$18.825	$14.468	$12.437	$12.524	$10.502	N/A	N/A	N/A

Ending number of AUs (000s)	424	688	474	364	125	47	—	N/A	N/A	N/A

VP Ultra Fund (inception May 1, 2007)
Beginning AUV	$18.457	$16.780	$12.241	$10.745	$10.632	$9.159	$6.811	$11.638	$10.019	N/A
Ending AUV	$19.614	$18.457	$16.780	$12.241	$10.745	$10.632	$9.159	$6.811	$11.638	N/A

Ending number of AUs (000s)	91	36	97	55	116	14	2	80	117	N/A

VP Value Fund
Beginning AUV	$20.842	$18.431	$13.992	$12.212	$12.090	$10.659	$8.893	$12.144	$12.802	$10.789
Ending AUV	$20.033	$20.842	$18.431	$13.992	$12.212	$12.090	$10.659	$8.893	$12.144	$12.802

Ending number of AUs (000s)	368	415	266	187	195	181	149	107	101	96

AMERICAN FUNDS INSURANCE SERIES:
Asset Allocation Fund (inception November 15, 2013)
Beginning AUV	$10.766	$10.237	$10.036	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.888	$10.766	$10.237	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,101	345	14	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Blue Chip Income and Growth Fund (inception November 15, 2013)
Beginning AUV	$11.960	$10.388	$10.023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.576	$11.960	$10.388	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	220	169	10	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Bond Fund (inception November 15, 2013)
Beginning AUV	$10.434	$9.924	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.426	$10.434	$9.924	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	670	572	7	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Global Bond Fund (inception November 15, 2013)
Beginning AUV	$10.107	$9.992	$10.008	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.676	$10.107	$9.992	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	118	53	1	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Growth Fund (inception November 15, 2013)
Beginning AUV	$11.263	$10.405	$10.057	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.004	$11.263	$10.405	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	664	203	10	N/A	N/A	N/A	N/A	N/A	N/A	N/A

41

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

AMERICAN FUNDS INSURANCE SERIES: (continued)
Growth-Income Fund (inception November 15, 2013)
Beginning AUV	$11.512	$10.433	$10.043	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.652	$11.512	$10.433	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	644	214	10	N/A	N/A	N/A	N/A	N/A	N/A	N/A

High-Income Bond Fund (inception November 15, 2013)
Beginning AUV	$10.145	$10.109	$10.009	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.392	$10.145	$10.109	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	63	29	9	N/A	N/A	N/A	N/A	N/A	N/A	N/A

International Fund (inception November 15, 2013)
Beginning AUV	$10.229	$10.531	$10.079	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.743	$10.229	$10.531	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	719	283	17	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Managed Risk Asset Allocation Fund (inception November 15, 2013)
Beginning AUV	$10.522	$10.225	$10.034	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.409	$10.522	$10.225	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	102	79	15	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Managed Risk Blue Chip Income and Growth Fund (inception November 15, 2013)
Beginning AUV	$11.205	$10.365	$10.028	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.373	$11.205	$10.365	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	32	59	2	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Mortgage Fund (inception November 15, 2013)
Beginning AUV	$10.390	$9.897	$10.010	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.559	$10.390	$9.897	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	583	39	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

New World Fund (inception July 31, 2015)
Beginning AUV	$10.050	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.514	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	125	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

BLACKROCK VARIABLE SERIES TRUST FUNDS:
Equity Dividend V.I. Fund (inception November 18, 2011)
Beginning AUV	$15.838	$14.522	$11.700	$10.456	$10.013	N/A	N/A	N/A	N/A	N/A
Ending AUV	$15.709	$15.838	$14.522	$11.700	$10.456	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	258	286	282	240	43	N/A	N/A	N/A	N/A	N/A

Global Allocation V.I. Fund (inception November 18, 2011)
Beginning AUV	$12.817	$12.574	$10.990	$9.994	$9.986	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.689	$12.817	$12.574	$10.990	$9.994	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,242	1,298	736	247	21	N/A	N/A	N/A	N/A	N/A

High Yield V.I. Fund (inception February 3, 2012)
Beginning AUV	$12.423	$12.119	$11.113	$10.042	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.948	$12.423	$12.119	$11.113	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	854	1,226	1,412	1,341	N/A	N/A	N/A	N/A	N/A	N/A

42

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

BLACKROCK VARIABLE SERIES TRUST FUNDS: (continued)
iShares Alternative Strategies Fund (inception May 1, 2015)
Beginning AUV	$10.020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.459	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	18	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

iShares Dynamic Fixed Income Fund (inception May 1, 2015)
Beginning AUV	$9.800	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.566	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	32	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Large Cap Core V.I. Fund (inception November 18, 2011)
Beginning AUV	$17.347	$15.478	$11.620	$10.338	$9.991	N/A	N/A	N/A	N/A	N/A
Ending AUV	$17.388	$17.347	$15.478	$11.620	$10.338	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	44	42	12	4	—	N/A	N/A	N/A	N/A	N/A

Large Cap Growth V.I. Fund (inception November 18, 2011)
Beginning AUV	$17.981	$15.779	$11.812	$10.288	$9.972	N/A	N/A	N/A	N/A	N/A
Ending AUV	$18.433	$17.981	$15.779	$11.812	$10.288	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	53	54	28	16	—	N/A	N/A	N/A	N/A	N/A

Large Cap Value V.I. Fund (inception November 18, 2011)
Beginning AUV	$17.620	$15.773	$11.845	$10.459	$10.033	N/A	N/A	N/A	N/A	N/A
Ending AUV	$17.249	$17.620	$15.773	$11.845	$10.459	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	33	33	20	5	—	N/A	N/A	N/A	N/A	N/A

Total Return V.I. Fund (inception November 18, 2011)
Beginning AUV	$11.021	$10.369	$10.507	$10.000	$9.983	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.013	$11.021	$10.369	$10.507	$10.000	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	718	664	266	33	—	N/A	N/A	N/A	N/A	N/A

U.S. Government Bond V.I. Fund (inception February 3, 2012)
Beginning AUV	$10.334	$9.789	$10.119	$9.963	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.343	$10.334	$9.789	$10.119	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	131	59	11	3	N/A	N/A	N/A	N/A	N/A	N/A

CALVERT VARIABLE PRODUCTS:
SRI Balanced Fund (inception May 1, 2014)
Beginning AUV	$10.730	$10.019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.460	$10.730	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	31	3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

COLUMBIA FUNDS VARIABLE SERIES TRUST:
AQR Managed Futures Strategy Portfolio (inception December 18, 2015
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.989	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	91	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Select Large-Cap Value Portfolio (inception March 14, 2011)
Beginning AUV	$16.732	$15.014	$10.873	$9.174	$10.009	N/A	N/A	N/A	N/A	N/A
Ending AUV	$15.915	$16.732	$15.014	$10.873	$9.174	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	124	139	118	162	125	N/A	N/A	N/A	N/A	N/A

43

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

COLUMBIA FUNDS VARIABLE SERIES TRUST: (continued)
Select Smaller-Cap Value Portfolio (inception March 14, 2011)
Beginning AUV	$16.374	$15.439	$10.393	$8.814	$9.916	N/A	N/A	N/A	N/A	N/A
Ending AUV	$15.873	$16.374	$15.439	$10.393	$8.814	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	318	169	215	47	9	N/A	N/A	N/A	N/A	N/A

Seligman Global Technology Portfolio II
Beginning AUV	$28.688	$22.929	$18.273	$17.073	$18.174	$15.792	$9.740	$16.338	$14.172	$12.041
Ending AUV	$31.503	$28.688	$22.929	$18.273	$17.073	$18.174	$15.792	$9.740	$16.338	$14.172

Ending number of AUs (000s)	97	235	178	137	52	40	40	8	18	6

CREDIT SUISSE TRUST:
Commodity Return Strategy Portfolio (inception May 1, 2006)
Beginning AUV	$6.705	$8.079	$9.004	$9.196	$10.528	$9.025	$7.554	$11.396	$9.713	$10.138
Ending AUV	$5.022	$6.705	$8.079	$9.004	$9.196	$10.528	$9.025	$7.554	$11.396	$9.713

Ending number of AUs (000s)	276	463	372	240	77	45	45	30	23	2

DFA INVESTMENT DIMENSIONS GROUP, INC:
VA Global Bond Portfolio (inception December 30, 2013)
Beginning AUV	$10.262	$9.971	$9.981	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.384	$10.262	$9.971	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,949	944	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

VA Global Moderate Allocation Portfolio (inception May 1, 2014)
Beginning AUV	$10.104	$10.008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.864	$10.104	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,445	634	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

VA International Small Portfolio (inception December 30, 2013)
Beginning AUV	$9.474	$10.052	$10.045	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.990	$9.474	$10.052	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,442	703	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

VA International Value Portfolio (inception December 30, 2013)
Beginning AUV	$9.308	$10.023	$10.009	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.630	$9.308	$10.023	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2,271	883	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

VA Short-Term Fixed Portfolio (inception December 30, 2013)
Beginning AUV	$9.979	$9.962	$9.981	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.974	$9.979	$9.962	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,273	739	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

VA U.S. Large Value Portfolio (inception December 30, 2013)
Beginning AUV	$10.905	$9.994	$9.948	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.497	$10.905	$9.994	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2,715	1,035	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

VA U.S. Targeted Value Portfolio (inception December 30, 2013)
Beginning AUV	$10.362	$9.988	$9.955	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.786	$10.362	$9.988	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,614	862	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

44

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

DELAWARE VIP TRUST:
Small Cap Value Series (inception date July 31, 2015)
Beginning AUV	$10.030	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.380	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	20	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

THE DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index Portfolio
Beginning AUV	$24.418	$23.228	$16.508	$14.263	$14.183	$11.272	$9.015	$13.049	$13.135	$11.481
Ending AUV	$23.849	$24.418	$23.228	$16.508	$14.263	$14.183	$11.272	$9.015	$13.049	$13.135

Ending number of AUs (000s)	557	622	438	165	126	98	104	134	158	66

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Beginning AUV	$22.321	$19.674	$14.645	$13.078	$12.962	$11.289	$8.440	$12.871	$11.941	$10.935
Ending AUV	$21.608	$22.321	$19.674	$14.645	$13.078	$12.962	$11.289	$8.440	$12.871	$11.941

Ending number of AUs (000s)	46	44	41	12	21	3	10	8	3	—

DREYFUS STOCK INDEX FUND (inception December 30, 2013)
Beginning AUV	$11.345	$9.999	$9.969	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.430	$11.345	$9.999	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	466	357	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio
Beginning AUV	$12.830	$14.149	$11.504	$10.210	$12.525	$11.991	$9.155	$14.606	$14.024	$11.439
Ending AUV	$12.481	$12.830	$14.149	$11.504	$10.210	$12.525	$11.991	$9.155	$14.606	$14.024

Ending number of AUs (000s)	301	262	240	257	239	288	253	283	384	157

EATON VANCE VARIABLE TRUST:
Floating-Rate Income Fund (inception May 3, 2010)
Beginning AUV	$11.953	$11.885	$11.448	$10.673	$10.407	$10.001	N/A	N/A	N/A	N/A
Ending AUV	$11.838	$11.953	$11.885	$11.448	$10.673	$10.407	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2,789	3,055	3,160	1,240	749	281	N/A	N/A	N/A	N/A

Large-Cap Value Fund (inception May 3, 2010)
Beginning AUV	$17.301	$15.119	$11.744	$10.201	$10.849	$10.129	N/A	N/A	N/A	N/A
Ending AUV	$17.089	$17.301	$15.119	$11.744	$10.201	$10.849	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	32	126	42	43	22	26	N/A	N/A	N/A	N/A

FEDERATED INSURANCE SERIES:
High Income Bond Fund II
Beginning AUV	$20.842	$20.296	$18.970	$16.539	$15.727	$13.708	$8.968	$12.118	$11.716	$10.574
Ending AUV	$20.306	$20.842	$20.296	$18.970	$16.539	$15.727	$13.708	$8.968	$12.118	$11.716

Ending number of AUs (000s)	309	312	508	614	122	174	600	155	120	96

Kaufmann Fund II (inception November 1, 2006)
Beginning AUV	$17.376	$15.878	$11.368	$9.715	$11.230	$9.537	$7.387	$12.717	$10.542	$9.935
Ending AUV	$18.445	$17.376	$15.878	$11.368	$9.715	$11.230	$9.537	$7.387	$12.717	$10.542

Ending number of AUs (000s)	147	49	52	36	44	49	68	97	37	—

Managed Volatility Fund II
Beginning AUV	$22.299	$21.460	$17.628	$15.524	$14.817	$13.219	$10.305	$12.943	$12.441	$10.758
Ending AUV	$20.614	$22.299	$21.460	$17.628	$15.524	$14.817	$13.219	$10.305	$12.943	$12.441

Ending number of AUs (000s)	801	789	519	171	63	34	38	30	59	43

45

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

FIDELITY VARIABLE INSURANCE PRODUCTS:
Balanced Portfolio (inception November 19, 2010)
Beginning AUV	$15.259	$13.869	$11.627	$10.126	$10.529	$10.027	N/A	N/A	N/A	N/A
Ending AUV	$15.314	$15.259	$13.869	$11.627	$10.126	$10.529	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	537	431	266	80	18	4	N/A	N/A	N/A	N/A

Contrafund Portfolio (inception November 19, 2010)
Beginning AUV	$17.570	$15.736	$12.016	$10.346	$10.643	$10.040	N/A	N/A	N/A	N/A
Ending AUV	$17.643	$17.570	$15.736	$12.016	$10.346	$10.643	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,433	1,221	891	420	183	37	N/A	N/A	N/A	N/A

Disciplined Small Cap Portfolio (inception November 19, 2010)
Beginning AUV	$18.348	$17.486	$12.675	$10.690	$10.862	$10.029	N/A	N/A	N/A	N/A
Ending AUV	$17.948	$18.348	$17.486	$12.675	$10.690	$10.862	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	60	46	28	17	25	8	N/A	N/A	N/A	N/A

Equity-Income Portfolio (inception November 19, 2010)
Beginning AUV	$17.408	$16.047	$12.554	$10.725	$10.655	$10.017	N/A	N/A	N/A	N/A
Ending AUV	$16.670	$17.408	$16.047	$12.554	$10.725	$10.655	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	129	175	153	68	25	—	N/A	N/A	N/A	N/A

Growth Portfolio (inception November 19, 2010)
Beginning AUV	$18.388	$16.564	$12.179	$10.646	$10.650	$10.040	N/A	N/A	N/A	N/A
Ending AUV	$19.658	$18.388	$16.564	$12.179	$10.646	$10.650	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	289	245	166	97	41	26	N/A	N/A	N/A	N/A

Growth & Income Portfolio (inception November 19, 2010)
Beginning AUV	$18.649	$16.919	$12.697	$10.738	$10.594	$10.034	N/A	N/A	N/A	N/A
Ending AUV	$18.176	$18.649	$16.919	$12.697	$10.738	$10.594	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	119	109	79	58	4	—	N/A	N/A	N/A	N/A

Growth Opportunities Portfolio (inception November 19, 2010)
Beginning AUV	$20.041	$17.903	$13.016	$10.909	$10.698	$10.114	N/A	N/A	N/A	N/A
Ending AUV	$21.112	$20.041	$17.903	$13.016	$10.909	$10.698	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	70	47	74	47	1	—	N/A	N/A	N/A	N/A

High Income Portfolio (inception November 19, 2010)
Beginning AUV	$12.689	$12.576	$11.898	$10.439	$10.065	$9.983	N/A	N/A	N/A	N/A
Ending AUV	$12.199	$12.689	$12.576	$11.898	$10.439	$10.065	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	272	834	469	751	441	295	N/A	N/A	N/A	N/A

International Capital Appreciation Portfolio (inception November 19, 2010)
Beginning AUV	$14.049	$13.678	$11.262	$8.975	$10.285	$10.021	N/A	N/A	N/A	N/A
Ending AUV	$14.465	$14.049	$13.678	$11.262	$8.975	$10.285	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	206	143	174	130	18	6	N/A	N/A	N/A	N/A

Investment Grade Bond Portfolio (inception November 19, 2010)
Beginning AUV	$11.634	$11.015	$11.248	$10.651	$9.951	$10.008	N/A	N/A	N/A	N/A
Ending AUV	$11.535	$11.634	$11.015	$11.248	$10.651	$9.951	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,159	1,006	133	545	312	—	N/A	N/A	N/A	N/A

46

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
Mid Cap Portfolio (inception November 19, 2010)
Beginning AUV	$15.210	$14.344	$10.557	$9.215	$10.337	$10.019	N/A	N/A	N/A	N/A
Ending AUV	$14.962	$15.210	$14.344	$10.557	$9.215	$10.337	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	288	250	187	90	57	28	N/A	N/A	N/A	N/A

Overseas Portfolio (inception November 19, 2010)
Beginning AUV	$12.133	$13.230	$10.164	$8.444	$10.215	$10.024	N/A	N/A	N/A	N/A
Ending AUV	$12.533	$12.133	$13.230	$10.164	$8.444	$10.215	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	506	260	272	55	41	10	N/A	N/A	N/A	N/A

Real Estate Portfolio (inception November 19, 2010)
Beginning AUV	$17.867	$13.766	$13.547	$11.452	$10.625	$10.053	N/A	N/A	N/A	N/A
Ending AUV	$18.491	$17.867	$13.766	$13.547	$11.452	$10.625	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	507	572	332	222	187	26	N/A	N/A	N/A	N/A

Strategic Income Portfolio (inception November 19, 2010)
Beginning AUV	$11.885	$11.497	$11.493	$10.427	$9.982	$9.992	N/A	N/A	N/A	N/A
Ending AUV	$11.655	$11.885	$11.497	$11.493	$10.427	$9.982	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,616	1,150	768	568	648	18	N/A	N/A	N/A	N/A

Value Portfolio (inception November 19, 2010)
Beginning AUV	$18.350	$16.516	$12.495	$10.365	$10.650	$10.029	N/A	N/A	N/A	N/A
Ending AUV	$18.172	$18.350	$16.516	$12.495	$10.365	$10.650	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	171	164	68	15	2	—	N/A	N/A	N/A	N/A

FIRST EAGLE VARIABLE FUNDS:
Overseas Variable Fund (inception November 14, 2008)
Beginning AUV	$18.050	$18.274	$16.137	$14.053	$14.997	$12.585	$10.465	$9.782	N/A	N/A
Ending AUV	$18.383	$18.050	$18.274	$16.137	$14.053	$14.997	$12.585	$10.465	N/A	N/A

Ending number of AUs (000s)	1,337	1,161	949	662	526	385	238	27	N/A	N/A

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Global Real Estate II Fund (inception November 14, 2008)
Beginning AUV	$20.320	$17.668	$17.268	$13.553	$14.365	$11.875	$9.972	$9.352	N/A	N/A
Ending AUV	$20.436	$20.320	$17.668	$17.268	$13.553	$14.365	$11.875	$9.972	N/A	N/A

Ending number of AUs (000s)	231	159	149	116	86	55	48	—	N/A	N/A

High Income II Fund (inception November 14, 2008)
Beginning AUV	$20.960	$20.965	$19.443	$16.825	$16.091	$14.208	$9.957	$9.892	N/A	N/A
Ending AUV	$19.048	$20.960	$20.965	$19.443	$16.825	$16.091	$14.208	$9.957	N/A	N/A

Ending number of AUs (000s)	232	367	446	262	79	90	726	24	N/A	N/A

Income II Fund (inception November 14, 2008)
Beginning AUV	$21.154	$20.220	$17.746	$15.753	$15.386	$13.656	$10.071	$9.831	N/A	N/A
Ending AUV	$19.661	$21.154	$20.220	$17.746	$15.753	$15.386	$13.656	$10.071	N/A	N/A

Ending number of AUs (000s)	712	992	683	438	323	454	628	—	N/A	N/A

Mutual Shares II Fund (inception November 14, 2008)
Beginning AUV	$21.515	$20.085	$15.659	$13.707	$13.851	$12.457	$9.883	$9.690	N/A	N/A
Ending AUV	$20.453	$21.515	$20.085	$15.659	$13.707	$13.851	$12.457	$9.883	N/A	N/A

Ending number of AUs (000s)	173	140	204	170	161	117	71	—	N/A	N/A

47

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST: (continued)
Rising Dividends Fund (inception July 31, 2015)
Beginning AUV	$9.980	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.645	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	4	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Strategic Income II Fund (inception November 14, 2008)
Beginning AUV	$17.479	$17.160	$16.609	$14.731	$14.361	$12.948	$10.296	$10.000	N/A	N/A
Ending AUV	$16.803	$17.479	$17.160	$16.609	$14.731	$14.361	$12.948	$10.296	N/A	N/A

Ending number of AUs (000s)	849	950	719	377	189	216	135	4	N/A	N/A

Templeton Global Bond II Fund (inception November 14, 2008)
Beginning AUV	$17.223	$16.913	$16.642	$14.463	$14.590	$12.748	$10.741	$10.063	N/A	N/A
Ending AUV	$16.481	$17.223	$16.913	$16.642	$14.463	$14.590	$12.748	$10.741	N/A	N/A

Ending number of AUs (000s)	2,690	2,724	2,244	1,282	902	544	250	18	N/A	N/A

U.S. Government Securities II Fund (inception November 14, 2008)
Beginning AUV	$12.285	$11.883	$12.155	$11.930	$11.289	$10.722	$10.400	$10.008	N/A	N/A
Ending AUV	$12.343	$12.285	$11.883	$12.155	$11.930	$11.289	$10.722	$10.400	N/A	N/A

Ending number of AUs (000s)	727	642	340	732	495	152	122	7	N/A	N/A

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Multi-Strategy Alternatives Fund (inception May 1, 2014)
Beginning AUV	$9.990	$9.990	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.381	$9.863	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	140	85	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Strategic Income Fund (inception October 30, 2015)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.906	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	10	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

GUGGENHEIM VARIABLE INSURANCE FUNDS:
CLS AdvisorOne Global Diversified Equity Fund
Beginning AUV	$17.806	$17.208	$13.941	$12.261	$13.226	$11.488	$8.241	$14.480	$12.727	$11.329
Ending AUV	$16.720	$17.806	$17.208	$13.941	$12.261	$13.226	$11.488	$8.241	$14.480	$12.727

Ending number of AUs (000s)	55	60	111	97	287	362	377	411	395	164

CLS AdvisorOne Growth and Income Fund
Beginning AUV	$14.383	$14.129	$12.825	$11.576	$11.609	$10.460	$8.533	$12.202	$11.487	$10.600
Ending AUV	$13.786	$14.383	$14.129	$12.825	$11.576	$11.609	$10.460	$8.533	$12.202	$11.487

Ending number of AUs (000s)	57	51	86	56	153	170	193	220	120	51

Floating Rate Strategies Fund (Series F) (inception May 1, 2013)
Beginning AUV	$10.492	$10.248	$9.996	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.568	$10.492	$10.248	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,487	999	1,498	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Global Managed Futures Strategy Fund (inception November 14, 2008)
Beginning AUV	$8.311	$7.415	$7.228	$8.140	$8.909	$9.235	$9.622	$9.996	N/A	N/A
Ending AUV	$8.183	$8.311	$7.415	$7.228	$8.140	$8.909	$9.235	$9.622	N/A	N/A

Ending number of AUs (000s)	444	318	257	211	216	149	234	226	N/A	N/A

48

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
High Yield Fund (Series P) (inception November 19, 2010)
Beginning AUV	$12.822	$12.508	$11.648	$10.140	$10.144	$10.000	N/A	N/A	N/A	N/A
Ending AUV	$12.315	$12.822	$12.508	$11.648	$10.140	$10.144	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	54	58	578	434	32	39	N/A	N/A	N/A	N/A

Long Short Equity Fund
Beginning AUV	$16.118	$15.679	$13.349	$12.783	$13.680	$12.302	$9.664	$16.306	$13.285	$11.927
Ending AUV	$16.321	$16.118	$15.679	$13.349	$12.783	$13.680	$12.302	$9.664	$16.306	$13.285

Ending number of AUs (000s)	155	64	13	15	21	36	45	45	82	19

Macro Opportunities Fund (Series M) (inception May 1, 2013)
Beginning AUV	$10.636	$10.096	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.604	$10.636	$10.096	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	238	185	91	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Multi-Hedge Strategies Fund (inception February 3, 2006)
Beginning AUV	$10.166	$9.714	$9.556	$9.348	$9.042	$8.516	$8.805	$10.832	$10.432	$9.996
Ending AUV	$10.354	$10.166	$9.714	$9.556	$9.348	$9.042	$8.516	$8.805	$10.832	$10.432

Ending number of AUs (000s)	573	437	384	294	136	75	146	143	123	33

Rydex Banking Fund
Beginning AUV	$7.173	$6.936	$5.369	$4.322	$5.558	$4.917	$5.091	$8.653	$11.867	$10.667
Ending AUV	$6.824	$7.173	$6.936	$5.369	$4.322	$5.558	$4.917	$5.091	$8.653	$11.867

Ending number of AUs (000s)	217	100	231	438	126	197	63	121	6	18

Rydex Basic Materials Fund
Beginning AUV	$18.148	$18.483	$18.255	$16.487	$19.736	$15.580	$10.022	$18.354	$13.701	$11.203
Ending AUV	$15.009	$18.148	$18.483	$18.255	$16.487	$19.736	$15.580	$10.022	$18.354	$13.701

Ending number of AUs (000s)	34	49	29	107	23	158	83	46	94	11

Rydex Biotechnology Fund
Beginning AUV	$43.985	$33.148	$21.497	$15.808	$14.295	$12.913	$10.912	$12.368	$11.846	$12.253
Ending AUV	$47.712	$43.985	$33.148	$21.497	$15.808	$14.295	$12.913	$10.912	$12.368	$11.846

Ending number of AUs (000s)	132	122	107	73	59	90	44	66	16	3

Rydex Commodities Strategy Fund (inception October 21, 2005)
Beginning AUV	$3.755	$5.690	$5.879	$5.963	$6.387	$5.912	$5.300	$10.396	$7.935	$9.662
Ending AUV	$2.486	$3.755	$5.690	$5.879	$5.963	$6.387	$5.912	$5.300	$10.396	$7.935

Ending number of AUs (000s)	181	230	226	24	187	121	52	8	37	9

Rydex Consumer Products Fund
Beginning AUV	$25.354	$22.512	$17.553	$16.097	$14.149	$12.064	$10.128	$13.220	$11.902	$10.136
Ending AUV	$26.932	$25.354	$22.512	$17.553	$16.097	$14.149	$12.064	$10.128	$13.220	$11.902

Ending number of AUs (000s)	322	421	48	82	273	73	47	37	69	26

Rydex Dow 2X Strategy Fund
Beginning AUV	$24.080	$20.616	$12.671	$10.817	$9.915	$7.959	$5.815	$15.188	$14.043	$10.758
Ending AUV	$23.064	$24.080	$20.616	$12.671	$10.817	$9.915	$7.959	$5.815	$15.188	$14.043

Ending number of AUs (000s)	91	104	117	780	147	48	77	42	28	25

49

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Electronics Fund
Beginning AUV	$16.124	$13.031	$9.649	$9.548	$11.433	$10.436	$6.073	$12.173	$12.484	$12.182
Ending AUV	$16.464	$16.124	$13.031	$9.649	$9.548	$11.433	$10.436	$6.073	$12.173	$12.484

Ending number of AUs (000s)	11	72	11	56	1	65	37	7	31	—

Rydex Energy Fund
Beginning AUV	$16.469	$20.238	$16.391	$16.007	$17.001	$14.280	$10.310	$19.106	$14.342	$12.814
Ending AUV	$11.491	$16.469	$20.238	$16.391	$16.007	$17.001	$14.280	$10.310	$19.106	$14.342

Ending number of AUs (000s)	61	39	63	41	68	127	51	106	114	40

Rydex Energy Services Fund
Beginning AUV	$14.990	$21.213	$17.123	$17.054	$18.801	$14.916	$9.183	$21.660	$15.799	$14.236
Ending AUV	$10.238	$14.990	$21.213	$17.123	$17.054	$18.801	$14.916	$9.183	$21.660	$15.799

Ending number of AUs (000s)	41	23	43	42	43	168	84	53	102	17

Rydex Europe 1.25X Strategy Fund
Beginning AUV	$9.824	$11.226	$9.061	$7.448	$8.776	$9.836	$7.251	$16.063	$14.207	$10.970
Ending AUV	$9.118	$9.824	$11.226	$9.061	$7.448	$8.776	$9.836	$7.251	$16.063	$14.207

Ending number of AUs (000s)	51	46	120	104	8	29	51	40	56	28

Rydex Financial Services Fund
Beginning AUV	$11.373	$10.102	$7.920	$6.455	$7.588	$6.635	$5.544	$10.669	$13.140	$11.257
Ending AUV	$10.919	$11.373	$10.102	$7.920	$6.455	$7.588	$6.635	$5.544	$10.669	$13.140

Ending number of AUs (000s)	336	91	68	344	72	100	15	129	14	7

Rydex Government Long Bond 1.2X Strategy Fund
Beginning AUV	$18.733	$13.909	$17.014	$16.516	$11.671	$10.596	$15.478	$10.684	$9.734	$10.050
Ending AUV	$17.780	$18.733	$13.909	$17.014	$16.516	$11.671	$10.596	$15.478	$10.684	$9.734

Ending number of AUs (000s)	137	458	96	127	470	35	55	88	42	14

Rydex Health Care Fund
Beginning AUV	$26.366	$21.158	$14.920	$12.734	$12.164	$11.393	$9.140	$12.164	$11.472	$10.914
Ending AUV	$27.561	$26.366	$21.158	$14.920	$12.734	$12.164	$11.393	$9.140	$12.164	$11.472

Ending number of AUs (000s)	217	236	108	65	112	62	86	73	51	13

Rydex High Yield Strategy Fund (inception date October 31, 2014)
Beginning AUV	$10.040	$10.028	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.968	$10.040	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	7	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Rydex Internet Fund
Beginning AUV	$26.115	$25.613	$16.937	$14.194	$16.115	$13.343	$8.045	$14.594	$13.221	$12.052
Ending AUV	$28.298	$26.115	$25.613	$16.937	$14.194	$16.115	$13.343	$8.045	$14.594	$13.221

Ending number of AUs (000s)	135	35	103	28	23	101	42	6	33	3

Rydex Inverse Dow 2X Strategy Fund
Beginning AUV	$1.015	$1.298	$2.313	$2.982	$4.089	$5.866	$10.598	$6.589	$7.240	$9.255
Ending AUV	$0.934	$1.015	$1.298	$2.313	$2.982	$4.089	$5.866	$10.598	$6.589	$7.240

Ending number of AUs (000s)	785	86	115	24	71	373	171	47	159	16

50

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Inverse Government Long Bond Strategy Fund
Beginning AUV	$4.244	$5.653	$4.904	$5.228	$7.515	$8.619	$7.218	$10.343	$10.831	$10.019
Ending AUV	$4.193	$4.244	$5.653	$4.904	$5.228	$7.515	$8.619	$7.218	$10.343	$10.831

Ending number of AUs (000s)	211	217	613	245	40	119	656	67	6	15

Rydex Inverse Mid-Cap Strategy Fund
Beginning AUV	$2.613	$2.955	$4.079	$4.996	$5.392	$7.217	$11.151	$8.296	$8.464	$8.800
Ending AUV	$2.584	$2.613	$2.955	$4.079	$4.996	$5.392	$7.217	$11.151	$8.296	$8.464

Ending number of AUs (000s)	10	14	6	8	9	6	2	9	14	5

Rydex Inverse NASDAQ-100® Strategy Fund
Beginning AUV	$2.295	$2.821	$3.976	$4.887	$5.434	$6.902	$11.518	$7.782	$8.771	$8.896
Ending AUV	$2.000	$2.295	$2.821	$3.976	$4.887	$5.434	$6.902	$11.518	$7.782	$8.771

Ending number of AUs (000s)	118	71	48	195	138	66	72	14	41	37

Rydex Inverse Russell 2000® Strategy Fund
Beginning AUV	$2.340	$2.567	$3.712	$4.536	$4.910	$6.784	$10.103	$8.103	$7.690	$8.734
Ending AUV	$2.342	$2.340	$2.567	$3.712	$4.536	$4.910	$6.784	$10.103	$8.103	$7.690

Ending number of AUs (000s)	1,322	60	41	27	211	31	78	36	39	25

Rydex Inverse S&P 500 Strategy Fund
Beginning AUV	$3.518	$4.112	$5.596	$6.740	$7.410	$8.924	$12.317	$8.845	$8.773	$9.484
Ending AUV	$3.362	$3.518	$4.112	$5.596	$6.740	$7.410	$8.924	$12.317	$8.845	$8.773

Ending number of AUs (000s)	404	106	233	101	45	86	106	72	47	3

Rydex Japan 2X Strategy Fund
Beginning AUV	$13.620	$16.101	$10.321	$8.594	$12.094	$10.451	$8.450	$12.607	$14.202	$13.508
Ending AUV	$15.254	$13.620	$16.101	$10.321	$8.594	$12.094	$10.451	$8.450	$12.607	$14.202

Ending number of AUs (000s)	14	26	28	39	2	47	16	32	9	21

Rydex Leisure Fund
Beginning AUV	$21.133	$19.661	$13.806	$11.380	$11.107	$8.522	$6.233	$12.243	$12.562	$10.174
Ending AUV	$21.197	$21.133	$19.661	$13.806	$11.380	$11.107	$8.522	$6.233	$12.243	$12.562

Ending number of AUs (000s)	193	102	194	49	48	31	7	11	5	38

Rydex Mid Cap 1.5X Strategy Fund
Beginning AUV	$25.669	$22.932	$15.265	$12.278	$13.286	$9.659	$6.338	$14.033	$13.546	$12.263
Ending AUV	$24.257	$25.669	$22.932	$15.265	$12.278	$13.286	$9.659	$6.338	$14.033	$13.546

Ending number of AUs (000s)	2	53	190	49	20	120	60	70	35	134

Rydex NASDAQ-100® Fund
Beginning AUV	$28.263	$24.064	$17.876	$15.309	$14.984	$12.646	$8.320	$14.323	$12.156	$11.493
Ending AUV	$30.592	$28.263	$24.064	$17.876	$15.309	$14.984	$12.646	$8.320	$14.323	$12.156

Ending number of AUs (000s)	571	512	254	100	177	153	176	33	55	4

Rydex NASDAQ-100® 2X Strategy Fund
Beginning AUV	$45.975	$33.663	$18.679	$13.927	$14.022	$10.242	$4.703	$17.161	$13.386	$12.765
Ending AUV	$52.699	$45.975	$33.663	$18.679	$13.927	$14.022	$10.242	$4.703	$17.161	$13.386

Ending number of AUs (000s)	270	263	200	43	149	237	310	607	172	88

51

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Nova Fund
Beginning AUV	$21.196	$17.874	$11.997	$9.814	$9.930	$8.277	$6.108	$13.417	$13.268	$11.124
Ending AUV	$21.044	$21.196	$17.874	$11.997	$9.814	$9.930	$8.277	$6.108	$13.417	$13.268

Ending number of AUs (000s)	342	454	542	179	194	257	180	48	52	53

Rydex Precious Metals Fund
Beginning AUV	$8.665	$10.484	$19.451	$20.282	$26.742	$19.368	$12.978	$21.124	$17.669	$14.551
Ending AUV	$6.034	$8.665	$10.484	$19.451	$20.282	$26.742	$19.368	$12.978	$21.124	$17.669

Ending number of AUs (000s)	249	156	151	240	199	236	171	186	124	81

Rydex Real Estate Fund
Beginning AUV	$16.429	$13.577	$13.062	$11.037	$10.793	$8.644	$6.900	$11.823	$14.618	$11.182
Ending AUV	$16.015	$16.429	$13.577	$13.062	$11.037	$10.793	$8.644	$6.900	$11.823	$14.618

Ending number of AUs (000s)	102	269	93	129	143	255	98	65	15	26

Rydex Retailing Fund
Beginning AUV	$23.303	$21.446	$15.793	$13.525	$12.844	$10.264	$7.117	$10.614	$12.144	$11.032
Ending AUV	$22.993	$23.303	$21.446	$15.793	$13.525	$12.844	$10.264	$7.117	$10.614	$12.144

Ending number of AUs (000s)	148	39	94	35	71	11	1	7	2	3

Rydex Russell 2000® 1.5X Strategy Fund
Beginning AUV	$21.761	$20.866	$13.160	$10.778	$12.273	$8.903	$6.678	$13.732	$14.724	$12.184
Ending AUV	$19.786	$21.761	$20.866	$13.160	$10.778	$12.273	$8.903	$6.678	$13.732	$14.724

Ending number of AUs (000s)	27	66	95	22	48	132	7	82	6	320

Rydex Russell 2000® 2X Strategy Fund (inception November 1, 2006)
Beginning AUV	$12.592	$11.972	$6.446	$4.990	$6.189	$4.174	$3.074	$9.089	$10.398	$9.620
Ending AUV	$10.936	$12.592	$11.972	$6.446	$4.990	$6.189	$4.174	$3.074	$9.089	$10.398

Ending number of AUs (000s)	58	173	70	85	49	162	134	224	69	—

Rydex S&P 500 2X Strategy Fund
Beginning AUV	$21.700	$17.408	$10.318	$7.975	$8.303	$6.617	$4.521	$14.120	$14.034	$11.345
Ending AUV	$21.340	$21.700	$17.408	$10.318	$7.975	$8.303	$6.617	$4.521	$14.120	$14.034

Ending number of AUs (000s)	367	452	94	55	564	126	807	152	80	70

Rydex S&P 500 Pure Growth Fund
Beginning AUV	$23.096	$20.544	$14.538	$12.830	$12.971	$10.374	$7.046	$11.709	$11.161	$10.589
Ending AUV	$23.345	$23.096	$20.544	$14.538	$12.830	$12.971	$10.374	$7.046	$11.709	$11.161

Ending number of AUs (000s)	255	211	172	134	231	190	174	205	51	18

Rydex S&P 500 Pure Value Fund
Beginning AUV	$21.713	$19.571	$13.473	$11.023	$11.383	$9.461	$6.255	$12.182	$12.873	$10.941
Ending AUV	$19.676	$21.713	$19.571	$13.473	$11.023	$11.383	$9.461	$6.255	$12.182	$12.873

Ending number of AUs (000s)	182	367	403	163	59	202	203	49	18	40

Rydex S&P 500 MidCap 400 Pure Growth Fund
Beginning AUV	$26.346	$26.762	$19.964	$17.202	$17.316	$13.061	$8.329	$13.044	$12.027	$11.662
Ending AUV	$26.694	$26.346	$26.762	$19.964	$17.202	$17.316	$13.061	$8.329	$13.044	$12.027

Ending number of AUs (000s)	159	131	132	67	159	374	148	45	89	9

52

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex S&P 500 MidCap 400 Pure Value Fund
Beginning AUV	$20.988	$19.666	$14.481	$12.379	$13.332	$11.098	$7.148	$12.681	$13.326	$11.383
Ending AUV	$18.498	$20.988	$19.666	$14.481	$12.379	$13.332	$11.098	$7.148	$12.681	$13.326

Ending number of AUs (000s)	76	100	45	68	42	110	147	43	24	48

Rydex S&P 500 SmallCap 600 Pure Growth Fund
Beginning AUV	$21.874	$21.874	$15.480	$13.995	$13.520	$10.781	$8.048	$12.252	$12.266	$11.386
Ending AUV	$21.792	$21.874	$21.874	$15.480	$13.995	$13.520	$10.781	$8.048	$12.252	$12.266

Ending number of AUs (000s)	104	153	198	40	252	190	249	259	60	21

Rydex S&P 500 SmallCap 600 Pure Value Fund
Beginning AUV	$19.315	$19.065	$13.348	$11.088	$12.245	$9.788	$6.032	$10.675	$13.404	$11.245
Ending AUV	$16.699	$19.315	$19.065	$13.348	$11.088	$12.245	$9.788	$6.032	$10.675	$13.404

Ending number of AUs (000s)	99	79	198	98	62	157	127	98	42	52

Rydex Strengthening Dollar 2X Strategy Fund (inception October 21, 2005)
Beginning AUV	$7.505	$6.105	$6.292	$6.713	$7.012	$7.343	$8.725	$8.265	$9.275	$10.378
Ending AUV	$8.507	$7.505	$6.105	$6.292	$6.713	$7.012	$7.343	$8.725	$8.265	$9.275

Ending number of AUs (000s)	101	287	55	51	474	132	49	89	34	—

Rydex Technology Fund
Beginning AUV	$19.618	$17.793	$13.142	$11.735	$12.924	$11.536	$7.414	$13.581	$12.304	$11.619
Ending AUV	$19.836	$19.618	$17.793	$13.142	$11.735	$12.924	$11.536	$7.414	$13.581	$12.304

Ending number of AUs (000s)	202	47	210	74	50	71	53	40	16	3

Rydex Telecommunications Fund
Beginning AUV	$12.960	$12.630	$10.752	$10.254	$11.979	$10.461	$8.129	$14.872	$13.616	$11.393
Ending AUV	$12.088	$12.960	$12.630	$10.752	$10.254	$11.979	$10.461	$8.129	$14.872	$13.616

Ending number of AUs (000s)	30	21	6	38	18	63	8	11	25	1

Rydex Transportation Fund
Beginning AUV	$25.718	$20.942	$13.903	$11.823	$13.302	$10.716	$9.129	$12.214	$13.386	$12.465
Ending AUV	$22.095	$25.718	$20.942	$13.903	$11.823	$13.302	$10.716	$9.129	$12.214	$13.386

Ending number of AUs (000s)	58	187	178	147	55	49	10	33	10	2

Rydex Utilities Fund
Beginning AUV	$20.372	$16.577	$14.589	$14.428	$12.407	$11.608	$10.201	$14.485	$12.834	$10.610
Ending AUV	$18.872	$20.372	$16.577	$14.589	$14.428	$12.407	$11.608	$10.201	$14.485	$12.834

Ending number of AUs (000s)	229	445	58	172	408	98	48	144	90	21

Rydex Weakening Dollar 2X Strategy Fund (inception October 21, 2005)
Beginning AUV	$8.686	$11.124	$11.446	$11.358	$11.792	$12.493	$11.718	$13.352	$11.304	$9.685
Ending AUV	$7.225	$8.686	$11.124	$11.446	$11.358	$11.792	$12.493	$11.718	$13.352	$11.304

Ending number of AUs (000s)	46	2	1	8	9	20	34	43	22	24

Small Cap Value Fund (Series Q) (inception November 19, 2010)
Beginning AUV	$16.792	$17.027	$12.447	$10.415	$10.919	$10.032	N/A	N/A	N/A	N/A
Ending AUV	$15.681	$16.792	$17.027	$12.447	$10.415	$10.919	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	43	47	57	54	13	5	N/A	N/A	N/A	N/A

53

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
StylePlus Large Growth Fund (Series Y) (inception November 19, 2010)
Beginning AUV	$16.469	$14.292	$11.142	$10.063	$10.518	$10.032	N/A	N/A	N/A	N/A
Ending AUV	$17.374	$16.469	$14.292	$11.142	$10.063	$10.518	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	77	66	53	54	—	—	N/A	N/A	N/A	N/A

StylePlus Mid Growth Fund (Series J) (inception November 19, 2010)
Beginning AUV	$17.369	$15.364	$11.772	$10.166	$10.626	$10.074	N/A	N/A	N/A	N/A
Ending AUV	$17.355	$17.369	$15.364	$11.772	$10.166	$10.626	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	54	47	40	35	29	—	N/A	N/A	N/A	N/A

U.S. Total Return Bond Fund (Series E) (inception November 19, 2010)
Beginning AUV	$12.130	$11.221	$11.031	$10.420	$9.908	$10.008	N/A	N/A	N/A	N/A
Ending AUV	$12.269	$12.130	$11.221	$11.031	$10.420	$9.908	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2,305	1,393	199	6	5	—	N/A	N/A	N/A	N/A

INVESCO VARIABLE INSURANCE FUNDS:
Balanced Risk Allocation Fund (inception May 1, 2012)
Beginning AUV	$11.135	$10.533	$10.386	$10.008	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.645	$11.135	$10.533	$10.386	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	214	445	449	314	N/A	N/A	N/A	N/A	N/A	N/A

Comstock Fund (inception November 19, 2010)
Beginning AUV	$18.298	$16.728	$12.303	$10.318	$10.512	$10.000	N/A	N/A	N/A	N/A
Ending AUV	$17.204	$18.298	$16.728	$12.303	$10.318	$10.512	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	170	238	211	25	16	—	N/A	N/A	N/A	N/A

Core Equity Fund (inception April 28, 2006)
Beginning AUV	$18.517	$17.122	$13.247	$11.632	$11.640	$10.625	$8.281	$11.854	$10.964	$10.044
Ending AUV	$17.448	$18.517	$17.122	$13.247	$11.632	$11.640	$10.625	$8.281	$11.854	$10.964

Ending number of AUs (000s)	46	63	58	65	69	39	112	146	10	7

Diversified Dividend Fund (inception April 29, 2011)
Beginning AUV	$16.192	$14.351	$10.952	$9.225	$9.993	N/A	N/A	N/A	N/A	N/A
Ending AUV	$16.527	$16.192	$14.351	$10.952	$9.225	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	405	321	220	119	52	N/A	N/A	N/A	N/A	N/A

Equity and Income Fund (inception November 19, 2010)
Beginning AUV	$15.814	$14.503	$11.586	$10.291	$10.423	$10.015	N/A	N/A	N/A	N/A
Ending AUV	$15.451	$15.814	$14.503	$11.586	$10.291	$10.423	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	381	386	171	38	13	3	N/A	N/A	N/A	N/A

Global Health Care Fund
Beginning AUV	$26.916	$22.492	$16.004	$13.237	$12.735	$12.094	$9.473	$13.271	$11.864	$11.274
Ending AUV	$27.767	$26.916	$22.492	$16.004	$13.237	$12.735	$12.094	$9.473	$13.271	$11.864

Ending number of AUs (000s)	104	162	41	13	26	22	14	4	11	3

Global Real Estate Fund
Beginning AUV	$19.043	$16.614	$16.175	$12.625	$13.504	$11.491	$8.736	$15.784	$16.709	$11.717
Ending AUV	$18.761	$19.043	$16.614	$16.175	$12.625	$13.504	$11.491	$8.736	$15.784	$16.709

Ending number of AUs (000s)	500	402	269	239	158	159	281	222	169	76

54

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

INVESCO VARIABLE INSURANCE FUNDS: (continued)
Government Money Market Fund (inception May 1, 2012)
Beginning AUV	$10.007	$10.005	$10.002	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.008	$10.007	$10.005	$10.002	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	37,441	28,085	13,987	8,034	N/A	N/A	N/A	N/A	N/A	N/A

Government Securities Fund (inception November 9, 2007)
Beginning AUV	$13.442	$12.908	$13.255	$12.935	$11.987	$11.373	$11.374	$10.127	$10.008	N/A
Ending AUV	$13.488	$13.442	$12.908	$13.255	$12.935	$11.987	$11.373	$11.374	$10.127	N/A

Ending number of AUs (000s)	417	293	123	83	208	47	77	189	—	N/A

Growth and Income Fund (inception November 19, 2010)
Beginning AUV	$17.564	$15.927	$11.879	$10.362	$10.575	$10.017	N/A	N/A	N/A	N/A
Ending AUV	$17.027	$17.564	$15.927	$11.879	$10.362	$10.575	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	101	131	153	53	38	—	N/A	N/A	N/A	N/A

High Yield Fund
Beginning AUV	$19.453	$19.123	$17.871	$15.251	$15.106	$13.301	$8.706	$11.716	$11.572	$10.450
Ending AUV	$18.837	$19.453	$19.123	$17.871	$15.251	$15.106	$13.301	$8.706	$11.716	$11.572

Ending number of AUs (000s)	148	282	312	267	1,441	403	662	608	63	223

International Growth Fund (inception November 9, 2007)
Beginning AUV	$11.320	$11.282	$9.480	$8.205	$8.799	$7.796	$5.764	$9.668	$9.814	N/A
Ending AUV	$11.055	$11.320	$11.282	$9.480	$8.205	$8.799	$7.796	$5.764	$9.668	N/A

Ending number of AUs (000s)	677	576	607	578	309	237	104	152	1	N/A

Mid Cap Core Equity Fund
Beginning AUV	$19.421	$18.643	$14.512	$13.119	$14.032	$12.333	$9.497	$13.316	$12.185	$10.979
Ending AUV	$18.589	$19.421	$18.643	$14.512	$13.119	$14.032	$12.333	$9.497	$13.316	$12.185

Ending number of AUs (000s)	137	127	86	62	45	43	50	49	35	5

Technology Fund
Beginning AUV	$21.475	$19.338	$15.452	$13.886	$14.625	$12.057	$7.660	$13.803	$12.815	$11.600
Ending AUV	$22.938	$21.475	$19.338	$15.452	$13.886	$14.625	$12.057	$7.660	$13.803	$12.815

Ending number of AUs (000s)	122	36	15	14	7	8	29	1	2	22

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:
Asset Strategy Portfolio (inception November 20, 2009)
Beginning AUV	$14.187	$14.976	$11.968	$10.042	$10.822	$9.958	$9.981	N/A	N/A	N/A
Ending AUV	$13.003	$14.187	$14.976	$11.968	$10.042	$10.822	$9.958	N/A	N/A	N/A

Ending number of AUs (000s)	813	1,008	1,025	552	651	465	94	N/A	N/A	N/A

Balanced Portfolio (inception November 20, 2009)
Beginning AUV	$18.056	$16.785	$13.569	$12.143	$11.753	$10.036	$9.981	N/A	N/A	N/A
Ending AUV	$17.997	$18.056	$16.785	$13.569	$12.143	$11.753	$10.036	N/A	N/A	N/A

Ending number of AUs (000s)	281	480	95	55	32	22	—	N/A	N/A	N/A

Bond Portfolio (inception November 20, 2009)
Beginning AUV	$12.185	$11.679	$11.928	$11.276	$10.508	$9.910	$10.000	N/A	N/A	N/A
Ending AUV	$12.209	$12.185	$11.679	$11.928	$11.276	$10.508	$9.910	N/A	N/A	N/A

Ending number of AUs (000s)	110	50	29	42	18	52	—	N/A	N/A	N/A

55

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS: (continued)
Energy Portfolio (inception November 20, 2009)
Beginning AUV	$13.352	$14.928	$11.685	$11.526	$12.677	$10.395	$9.883	N/A	N/A	N/A
Ending AUV	$10.395	$13.352	$14.928	$11.685	$11.526	$12.677	$10.395	N/A	N/A	N/A

Ending number of AUs (000s)	193	158	115	92	42	27	11	N/A	N/A	N/A

Global Bond Portfolio (inception November 19, 2010)
Beginning AUV	$10.851	$10.831	$10.645	$10.004	$9.996	$9.999	N/A	N/A	N/A	N/A
Ending AUV	$10.563	$10.851	$10.831	$10.645	$10.004	$9.996	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	47	43	25	64	9	—	N/A	N/A	N/A	N/A

Global Natural Resources Portfolio (inception November 19, 2010)
Beginning AUV	$8.310	$9.556	$8.864	$8.700	$11.076	$10.123	N/A	N/A	N/A	N/A
Ending AUV	$6.449	$8.310	$9.556	$8.864	$8.700	$11.076	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	110	115	106	95	39	5	N/A	N/A	N/A	N/A

High Income Portfolio (inception November 20, 2009)
Beginning AUV	$16.584	$16.274	$14.727	$12.413	$11.793	$10.268	$10.000	N/A	N/A	N/A
Ending AUV	$15.505	$16.584	$16.274	$14.727	$12.413	$11.793	$10.268	N/A	N/A	N/A

Ending number of AUs (000s)	488	822	3,121	449	121	35	11	N/A	N/A	N/A

Limited-Term Bond Portfolio (inception January 20, 2013)
Beginning AUV	$10.040	$9.943	$10.004	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.128	$10.040	$9.943	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	364	92	59	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Mid Cap Growth Portfolio (inception November 20, 2009)
Beginning AUV	$21.827	$20.235	$15.573	$13.713	$13.790	$10.482	$9.944	N/A	N/A	N/A
Ending AUV	$20.566	$21.827	$20.235	$15.573	$13.713	$13.790	$10.482	N/A	N/A	N/A

Ending number of AUs (000s)	178	194	179	102	114	69	2	N/A	N/A	N/A

Science and Technology Portfolio (inception November 20, 2009)
Beginning AUV	$23.372	$22.711	$14.523	$11.361	$12.056	$10.693	$9.967	N/A	N/A	N/A
Ending AUV	$22.700	$23.372	$22.711	$14.523	$11.361	$12.056	$10.693	N/A	N/A	N/A

Ending number of AUs (000s)	320	268	302	41	32	25	2	N/A	N/A	N/A

Value Portfolio (inception November 20, 2009)
Beginning AUV	$19.852	$17.893	$13.221	$11.122	$12.000	$10.109	$9.959	N/A	N/A	N/A
Ending AUV	$19.075	$19.852	$17.893	$13.221	$11.122	$12.000	$10.109	N/A	N/A	N/A

Ending number of AUs (000s)	62	61	89	41	47	50	—	N/A	N/A	N/A

JANUS ASPEN SERIES- Institutional :
Balanced Portfolio (inception May 1, 2007)
Beginning AUV	$18.135	$16.713	$13.910	$12.243	$12.045	$11.113	$8.828	$10.489	$9.993	N/A
Ending AUV	$18.248	$18.135	$16.713	$13.910	$12.243	$12.045	$11.113	$8.828	$10.489	N/A

Ending number of AUs (000s)	1,532	1,173	740	520	533	534	276	261	66	N/A

Enterprise Portfolio (inception May 1, 2006)
Beginning AUV	$22.732	$20.202	$15.261	$13.011	$13.199	$10.488	$7.242	$12.867	$10.544	$9.930
Ending AUV	$23.648	$22.732	$20.202	$15.261	$13.011	$13.199	$10.488	$7.242	$12.867	$10.544

Ending number of AUs (000s)	570	403	274	246	190	176	200	261	117	38

56

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

JANUS ASPEN SERIES- Institutional : (continued)
Forty Portfolio (inception May 1, 2007)
Beginning AUV	$18.453	$16.971	$12.932	$10.416	$11.163	$10.458	$7.146	$12.795	$10.000	N/A
Ending AUV	$20.708	$18.453	$16.971	$12.932	$10.416	$11.163	$10.458	$7.146	$12.795	N/A

Ending number of AUs (000s)	611	121	150	150	129	168	141	95	29	N/A

Global Research Portfolio (inception May 1, 2006)
Beginning AUV	$15.468	$14.397	$11.210	$9.336	$10.823	$9.343	$6.785	$12.261	$11.184	$9.970
Ending AUV	$15.115	$15.468	$14.397	$11.210	$9.336	$10.823	$9.343	$6.785	$12.261	$11.184

Ending number of AUs (000s)	74	64	85	33	43	23	97	54	150	85

Janus Portfolio (inception May 1, 2006)
Beginning AUV	$18.793	$16.632	$12.761	$10.761	$11.363	$9.923	$7.277	$12.072	$10.489	$9.959
Ending AUV	$19.798	$18.793	$16.632	$12.761	$10.761	$11.363	$9.923	$7.277	$12.072	$10.489

Ending number of AUs (000s)	126	50	63	54	87	88	113	101	82	60

Overseas Portfolio (inception May 1, 2006)
Beginning AUV	$12.555	$14.246	$12.435	$10.959	$16.157	$12.894	$7.181	$14.995	$11.686	$10.034
Ending AUV	$11.476	$12.555	$14.246	$12.435	$10.959	$16.157	$12.894	$7.181	$14.995	$11.686

Ending number of AUs (000s)	297	355	386	454	525	584	626	635	606	283

Perkins Mid Cap Value Portfolio (inception May 1, 2007)
Beginning AUV	$16.572	$15.236	$12.083	$10.872	$11.167	$9.655	$7.222	$9.998	$10.006	N/A
Ending AUV	$15.997	$16.572	$15.236	$12.083	$10.872	$11.167	$9.655	$7.222	$9.998	N/A

Ending number of AUs (000s)	450	500	492	501	509	439	369	263	60	N/A

JANUS ASPEN SERIES- Service:
Flexible Bond Portfolio (inception May 1, 2012)
Beginning AUV	$10.907	$10.418	$10.452	$9.993	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.900	$10.907	$10.418	$10.452	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2,504	1,017	182	65	N/A	N/A	N/A	N/A	N/A	N/A

JOHN HANCOCK VARIABLE TRUST:
Emerging Markets Value Trust Fund (inception October 30, 2015)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.318	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	46	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JPMORGAN INSURANCE TRUST:
Global Allocation Portfolio (inception October 30, 2015)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.757	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	14	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Income Builder Portfolio (inception October 30, 2015)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.801	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	22	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio
Beginning AUV	$24.282	$25.463	$25.784	$21.125	$25.762	$20.997	$12.362	$24.108	$18.085	$13.917
Ending AUV	$19.413	$24.282	$25.463	$25.784	$21.125	$25.762	$20.997	$12.362	$24.108	$18.085

Ending number of AUs (000s)	1,081	986	796	547	415	397	364	201	173	247

57

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

LAZARD RETIREMENT SERIES INC.: (continued)
International Equity Portfolio
Beginning AUV	$16.486	$17.209	$14.251	$11.767	$12.689	$11.890	$9.790	$15.543	$14.030	$11.450
Ending AUV	$16.774	$16.486	$17.209	$14.251	$11.767	$12.689	$11.890	$9.790	$15.543	$14.030

Ending number of AUs (000s)	850	503	301	183	73	96	152	137	143	141

Global Dynamic Multi Asset Portfolio (inception November 16, 2012)
Beginning AUV	$12.772	$12.436	$10.408	$10.010	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.715	$12.772	$12.436	$10.408	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	94	104	90	1	N/A	N/A	N/A	N/A	N/A	N/A

US Small-Mid Cap Equity Portfolio
Beginning AUV	$21.821	$19.654	$14.530	$13.182	$14.497	$11.718	$7.675	$12.081	$13.018	$11.216
Ending AUV	$21.301	$21.821	$19.654	$14.530	$13.182	$14.497	$11.718	$7.675	$12.081	$13.018

Ending number of AUs (000s)	75	91	40	27	35	59	70	4	8	67

US Strategic Equity Portfolio
Beginning AUV	$19.687	$17.163	$13.401	$11.754	$11.529	$10.217	$8.055	$12.446	$12.566	$10.696
Ending AUV	$18.616	$19.687	$17.163	$13.401	$11.754	$11.529	$10.217	$8.055	$12.446	$12.566

Ending number of AUs (000s)	95	38	18	9	10	10	5	3	23	18

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
BW Absolute Return Opportunities (inception May 1, 2014)
Beginning AUV	$10.434	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.838	$10.434	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	102	52	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

ClearBridge Aggressive Growth Portfolio (inception April 30, 2007)
Beginning AUV	$20.938	$17.391	$11.768	$9.912	$9.673	$7.738	$5.750	$9.649	$9.900	N/A
Ending AUV	$20.575	$20.938	$17.391	$11.768	$9.912	$9.673	$7.738	$5.750	$9.649	N/A

Ending number of AUs (000s)	629	692	475	89	98	88	108	201	29	N/A

ClearBridge Dividend Strategy Portfolio (inception April 30, 2007)
Beginning AUV	$15.978	$14.064	$11.167	$9.778	$9.063	$8.073	$6.568	$10.108	$9.953	N/A
Ending AUV	$15.291	$15.978	$14.064	$11.167	$9.778	$9.063	$8.073	$6.568	$10.108	N/A

Ending number of AUs (000s)	140	221	234	144	52	33	32	27	47	N/A

ClearBridge Large Cap Growth Portfolio (inception April 30, 2007)
Beginning AUV	$18.455	$16.190	$11.744	$9.759	$9.823	$8.943	$6.281	$10.016	$9.897	N/A
Ending AUV	$20.262	$18.455	$16.190	$11.744	$9.759	$9.823	$8.943	$6.281	$10.016	N/A

Ending number of AUs (000s)	312	124	120	30	10	22	42	41	26	N/A

ClearBridge Small Cap Growth Portfolio (inception May 1, 2012)
Beginning AUV	$15.385	$14.823	$10.110	$10.028	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$14.678	$15.385	$14.823	$10.110	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	134	155	319	25	N/A	N/A	N/A	N/A	N/A	N/A

QS Dynamic Multi Strategy Portfolio (inception May 1, 2012)
Beginning AUV	$12.891	$12.119	$10.259	$10.028	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.190	$12.891	$12.119	$10.259	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	133	119	75	—	N/A	N/A	N/A	N/A	N/A	N/A

58

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond Portfolio
Beginning AUV	$18.373	$18.588	$17.491	$14.782	$14.533	$12.646	$8.130	$11.752	$11.760	$10.629
Ending AUV	$17.301	$18.373	$18.588	$17.491	$14.782	$14.533	$12.646	$8.130	$11.752	$11.760

Ending number of AUs (000s)	97	159	289	996	65	91	1,770	49	29	23

LORD ABBETT SERIES FUND, INC. :
Bond Debenture Portfolio (inception November 9, 2007)
Beginning AUV	$16.444	$15.759	$14.569	$12.946	$12.403	$11.043	$8.222	$9.970	$9.976	N/A
Ending AUV	$16.193	$16.444	$15.759	$14.569	$12.946	$12.403	$11.043	$8.222	$9.970	N/A

Ending number of AUs (000s)	1,077	1,195	933	678	581	206	79	13	0	N/A

Calibrated Dividend Growth Portfolio
Beginning AUV	$21.275	$19.074	$14.910	$13.259	$13.233	$11.530	$9.343	$12.658	$12.270	$10.712
Ending AUV	$20.821	$21.275	$19.074	$14.910	$13.259	$13.233	$11.530	$9.343	$12.658	$12.270

Ending number of AUs (000s)	149	43	54	22	26	28	22	26	24	5

Growth and Income Portfolio
Beginning AUV	$17.863	$16.593	$12.210	$10.893	$11.599	$9.879	$8.308	$13.068	$12.633	$10.773
Ending AUV	$17.352	$17.863	$16.593	$12.210	$10.893	$11.599	$9.879	$8.308	$13.068	$12.633

Ending number of AUs (000s)	148	173	176	124	113	95	100	104	121	42

International Opportunities Portfolio (inception November 9, 2007)
Beginning AUV	$10.282	$10.910	$8.284	$6.882	$8.165	$6.736	$4.555	$9.398	$9.766	N/A
Ending AUV	$11.423	$10.282	$10.910	$8.284	$6.882	$8.165	$6.736	$4.555	$9.398	N/A

Ending number of AUs (000s)	547	213	219	89	29	54	165	17	6	N/A

MFS VARIABLE INSURANCE TRUST:
Growth Series - Service (inception July 31, 2015)
Beginning AUV	$9.980	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.881	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Value Series - Service (inception July 31, 2015)
Beginning AUV	$9.970	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.591	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

NATIONWIDE VARIABLE INSURANCE TRUST:
Bond Index Fund (inception December 30, 2013)
Beginning AUV	$10.561	$9.971	$9.991	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.561	$10.561	$9.971	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	171	119	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

International Index Fund (inception December 30, 2013)
Beginning AUV	$9.448	$10.022	$10.012	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.345	$9.448	$10.022	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	478	224	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Mid Cap Index Fund (inception December 30, 2013)
Beginning AUV	$10.972	$10.011	$9.988	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.668	$10.972	$10.011	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	221	86	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

59

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

NATIONWIDE VARIABLE INSURANCE TRUST: (continued)
S&P 500 Index Fund (inception December 30, 2013)
Beginning AUV	$11.345	$10.001	$9.971	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.450	$11.345	$10.001	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	386	180	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Small Cap Index Fund (inception December 30, 2013)
Beginning AUV	$10.478	$9.983	$9.971	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.967	$10.478	$9.983	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	372	151	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Absolute Return Multi-Manager Portfolio (inception date May 1, 2015)
Beginning AUV	$10.020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.262	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	70	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Large Cap Value Portfolio
Beginning AUV	$18.919	$17.222	$13.133	$11.264	$12.707	$10.986	$7.039	$14.785	$13.523	$12.048
Ending AUV	$16.686	$18.919	$17.222	$13.133	$11.264	$12.707	$10.986	$7.039	$14.785	$13.523

Ending number of AUs (000s)	80	82	73	83	156	142	188	199	204	118

Mid-Cap Growth Portfolio
Beginning AUV	$26.489	$24.622	$18.567	$16.517	$16.439	$12.734	$9.676	$17.086	$13.945	$12.158
Ending AUV	$26.827	$26.489	$24.622	$18.567	$16.517	$16.439	$12.734	$9.676	$17.086	$13.945

Ending number of AUs (000s)	158	104	40	222	163	53	40	54	51	15

Mid Cap Intrinsic Value Portfolio
Beginning AUV	$22.653	$19.900	$14.520	$12.568	$13.442	$10.653	$7.268	$13.415	$12.986	$11.682
Ending AUV	$20.765	$22.653	$19.900	$14.520	$12.568	$13.442	$10.653	$7.268	$13.415	$12.986

Ending number of AUs (000s)	216	52	77	24	21	42	55	40	41	31

Short Duration Bond Portfolio
Beginning AUV	$12.120	$12.047	$11.973	$11.446	$11.413	$10.840	$9.565	$11.049	$10.546	$10.121
Ending AUV	$12.143	$12.120	$12.047	$11.973	$11.446	$11.413	$10.840	$9.565	$11.049	$10.546

Ending number of AUs (000s)	471	327	256	78	106	40	56	125	189	161

Socially Responsive Portfolio
Beginning AUV	$21.953	$19.889	$14.454	$13.024	$13.438	$10.938	$8.322	$13.743	$12.771	$11.232
Ending AUV	$21.852	$21.953	$19.889	$14.454	$13.024	$13.438	$10.938	$8.322	$13.743	$12.771

Ending number of AUs (000s)	89	172	115	94	67	58	19	14	17	7

NORTHERN LIGHTS VARIABLE TRUST:
7Twelve Portfolio Class 3 (inception May 1, 2015)
Beginning AUV	$10.030	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.073	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	36	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

BTS Tactical Fixed Income Portfolio (inception October 30, 2015)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.669	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	7	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

60

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

NORTHERN LIGHTS VARIABLE TRUST: (continued)
Changing Parameters Portfolio (inception July 2, 2007)
Beginning AUV	$10.097	$9.957	$9.730	$8.916	$8.981	$9.242	$9.849	$10.110	$10.000	N/A
Ending AUV	$9.837	$10.097	$9.957	$9.730	$8.916	$8.981	$9.242	$9.849	$10.110	N/A

Ending number of AUs (000s)	1,212	1,495	1,542	1,505	1,545	1,551	880	908	804	N/A

JNF Exceed Defined Shield Index(inception March 7, 2014)
Beginning AUV	$10.610	$9.940	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.079	$10.610	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	113	580	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNF SSGA Sector Rotation Portfolio (inception May 1, 2007)
Beginning AUV	$15.333	$14.191	$10.421	$8.925	$8.831	$7.012	$5.193	$9.047	$10.013	N/A
Ending AUV	$15.172	$15.333	$14.191	$10.421	$8.925	$8.831	$7.012	$5.193	$9.047	N/A

Ending number of AUs (000s)	137	145	134	89	39	52	40	44	180	N/A

JNF SSGA Tactical Allocation Portfolio (inception May 1, 2007)
Beginning AUV	$15.524	$14.517	$12.117	$10.956	$10.335	$9.249	$7.591	$9.880	$10.028	N/A
Ending AUV	$14.913	$15.524	$14.517	$12.117	$10.956	$10.335	$9.249	$7.591	$9.880	N/A

Ending number of AUs (000s)	65	53	45	38	15	8	39	16	27	N/A

Mariner Managed Futures Strategy Portfolio (inception November 16, 2012)
Beginning AUV	$11.256	$10.467	$10.073	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.510	$11.256	$10.467	$10.073	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	587	550	48	—	N/A	N/A	N/A	N/A	N/A	N/A

Power Income Portfolio (inception May 1, 2012)
Beginning AUV	$10.627	$10.743	$10.270	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.361	$10.627	$10.743	$10.270	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	311	185	312	342	N/A	N/A	N/A	N/A	N/A	N/A

Probabilities Portfolio (inception May 1, 2013)
Beginning AUV	$10.950	$10.440	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.354	$10.950	$10.440	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2,492	3,051	3,600	N/A	N/A	N/A	N/A	N/A	N/A	N/A

TOPS Aggressive Growth ETF- Class 1 (inception December 30, 2013)
Beginning AUV	$10.551	$10.038	$10.008	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.172	$10.551	$10.038	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	0	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

TOPS Balanced ETF- Class 1 (inception December 30, 2013)
Beginning AUV	$10.492	$10.015	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.232	$10.492	$10.015	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	0	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

TOPS Conservative ETF- Class 1 (inception December 30, 2013)
Beginning AUV	$10.245	$10.007	$10.001	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.053	$10.245	$10.007	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	19	0	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

61

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

NORTHERN LIGHTS VARIABLE TRUST: (continued)
TOPS Conservative ETF- Class 2 (inception May 2, 2011)
Beginning AUV	$11.565	$11.325	$10.830	$9.831	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.323	$11.565	$11.325	$10.830	$9.831	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	161	165	38	55	—	N/A	N/A	N/A	N/A	N/A

TOPS Growth ETF- Class 1 (inception December 30, 2013)
Beginning AUV	$10.430	$10.035	$10.007	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.993	$10.430	$10.035	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	27	0	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

TOPS Moderate Growth ETF- Class 1 (inception December 30, 2013)
Beginning AUV	$10.408	$10.023	$10.009	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.072	$10.408	$10.023	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	29	12	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

TOPS Managed Risk Balanced ETF- Class 1 (inception December 30, 2013)
Beginning AUV	$10.350	$10.015	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.911	$10.350	$10.015	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	22	45	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

TOPS Managed Risk Balanced ETF- Class 2 (inception November 18, 2011)
Beginning AUV	$12.155	$11.794	$10.927	$10.082	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.608	$12.155	$11.794	$10.927	$10.082	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	180	132	25	10	—	N/A	N/A	N/A	N/A	N/A

TOPS Managed Risk Growth ETF- Class 1 (inception December 30, 2013)
Beginning AUV	$10.182	$10.032	$10.009	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.271	$10.182	$10.032	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	881	773	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

TOPS Managed Risk Growth ETF- Class 2 (inception May 2, 2011)
Beginning AUV	$11.872	$11.718	$10.105	$9.336	$9.990	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.786	$11.872	$11.718	$10.105	$9.336	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	16	10	1	—	—	N/A	N/A	N/A	N/A	N/A

TOPS Managed Risk Moderate Growth ETF- Class 1 (inception December 30, 2013)
Beginning AUV	$10.341	$10.023	$10.009	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.700	$10.341	$10.023	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	13	13	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

TOPS Managed Risk Moderate Growth ETF- Class 2 (inception November 18, 2011)
Beginning AUV	$12.620	$12.275	$10.921	$10.051	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.817	$12.620	$12.275	$10.921	$10.051	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	126	103	85	72	72	N/A	N/A	N/A	N/A	N/A

OPPENHEIMER VARIABLE ACCOUNT FUNDS: (inception November 18, 2011)
Core Bond Fund
Beginning AUV	$11.857	$11.089	$11.132	$10.104	$9.987	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.941	$11.857	$11.089	$11.132	$10.104	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	342	161	31	235	1	N/A	N/A	N/A	N/A	N/A

62

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

OPPENHEIMER VARIABLE ACCOUNT FUNDS: (continued)
Global Fund
Beginning AUV	$15.768	$15.450	$12.167	$10.059	$9.993	N/A	N/A	N/A	N/A	N/A
Ending AUV	$16.347	$15.768	$15.450	$12.167	$10.059	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	518	296	270	71	1	N/A	N/A	N/A	N/A	N/A

Global Multi-Alternatives Fund (inception date May 1, 2014)
Beginning AUV	$9.967	$9.990	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.600	$9.967	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	24	4	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Global Strategic Income Fund
Beginning AUV	$11.597	$11.315	$11.356	$10.037	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.308	$11.597	$11.315	$11.356	$10.037	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	124	115	43	973	1	N/A	N/A	N/A	N/A	N/A

International Growth Fund
Beginning AUV	$14.364	$15.471	$12.307	$10.114	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$14.810	$14.364	$15.471	$12.307	$10.114	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	801	618	406	65	—	N/A	N/A	N/A	N/A	N/A

Main Street® Fund
Beginning AUV	$17.706	$16.038	$12.202	$10.464	$10.020	N/A	N/A	N/A	N/A	N/A
Ending AUV	$18.256	$17.706	$16.038	$12.202	$10.464	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	153	98	123	51	—	N/A	N/A	N/A	N/A	N/A

PIMCO VARIABLE INSURANCE TRUST:
All Asset All Authority Portfolio (inception May 1, 2014)
Beginning AUV	$9.430	$10.010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.266	$9.430	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	256	478	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

All Asset All Authority Portfolio - Institutional (inception September 10, 2014)
Beginning AUV	$9.297	$9.980	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.165	$9.297	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	84	52	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

All Asset Portfolio (inception May 1, 2006)
Beginning AUV	$15.511	$15.437	$15.395	$13.394	$13.137	$11.616	$9.555	$11.354	$10.481	$9.974
Ending AUV	$14.117	$15.511	$15.437	$15.395	$13.394	$13.137	$11.616	$9.555	$11.354	$10.481

Ending number of AUs (000s)	1,333	1,917	2,095	1,619	897	756	484	293	182	25

CommodityRealReturn Strategy Portfolio (inception May 1, 2006)
Beginning AUV	$7.950	$9.746	$11.425	$10.841	$11.727	$9.418	$6.654	$11.838	$9.606	$10.106
Ending AUV	$5.907	$7.950	$9.746	$11.425	$10.841	$11.727	$9.418	$6.654	$11.838	$9.606

Ending number of AUs (000s)	1,313	1,451	1,210	844	625	678	315	280	255	123

Emerging Markets Bond Portfolio (inception May 1, 2006)
Beginning AUV	$16.965	$16.713	$17.961	$15.238	$14.333	$12.780	$9.792	$11.463	$10.834	$9.979
Ending AUV	$16.585	$16.965	$16.713	$17.961	$15.238	$14.333	$12.780	$9.792	$11.463	$10.834

Ending number of AUs (000s)	836	803	846	1,407	690	420	307	323	122	214

63

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

PIMCO VARIABLE INSURANCE TRUST: (continued)
Foreign Bond Unhedged Portfolio (inception November 14, 2008)
Beginning AUV	$13.368	$13.314	$14.236	$13.494	$12.434	$11.358	$10.912	$9.959	N/A	N/A
Ending AUV	$12.422	$13.368	$13.314	$14.236	$13.494	$12.434	$11.358	$10.912	N/A	N/A

Ending number of AUs (000s)	380	401	288	274	184	106	81	181	N/A	N/A

Foreign Bond US Dollar-Hedged Portfolio (inception May 1, 2006)
Beginning AUV	$17.324	$15.585	$15.507	$13.989	$13.103	$12.078	$10.448	$10.705	$10.330	$10.011
Ending AUV	$17.374	$17.324	$15.585	$15.507	$13.989	$13.103	$12.078	$10.448	$10.705	$10.330

Ending number of AUs (000s)	1,525	1,621	588	758	699	238	145	180	184	23

Global Advantage Strategy Bond Portfolio (inception November 18, 2011)
Beginning AUV	$10.102	$10.256	$10.588	$9.971	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.594	$10.102	$10.256	$10.588	$9.971	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	22	73	166	19	1	N/A	N/A	N/A	N/A	N/A

Global Bond Unhedged Portfolio (inception May 1, 2006)
Beginning AUV	$15.671	$15.324	$16.743	$15.657	$14.556	$13.038	$11.159	$11.255	$10.257	$10.001
Ending AUV	$15.039	$15.671	$15.324	$16.743	$15.657	$14.556	$13.038	$11.159	$11.255	$10.257

Ending number of AUs (000s)	129	196	206	259	254	151	146	338	104	27

Global Multi-Asset Portfolio (inception November 19, 2010)
Beginning AUV	$10.537	$10.064	$10.923	$10.033	$10.210	$10.000	N/A	N/A	N/A	N/A
Ending AUV	$10.522	$10.537	$10.064	$10.923	$10.033	$10.210	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	94	84	397	233	131	15	N/A	N/A	N/A	N/A

High Yield Portfolio (inception May 1, 2006)
Beginning AUV	$17.436	$16.873	$15.958	$13.961	$13.510	$11.803	$8.415	$11.001	$10.629	$9.990
Ending AUV	$17.150	$17.436	$16.873	$15.958	$13.961	$13.510	$11.803	$8.415	$11.001	$10.629

Ending number of AUs (000s)	1,273	1,094	3,612	4,501	3,227	2,462	3,319	437	103	450

Long Term US Government Portfolio (inception November 1, 2006)
Beginning AUV	$19.682	$15.871	$18.232	$17.458	$13.657	$12.237	$12.798	$10.911	$9.941	$10.048
Ending AUV	$19.409	$19.682	$15.871	$18.232	$17.458	$13.657	$12.237	$12.798	$10.911	$9.941

Ending number of AUs (000s)	245	305	69	103	215	84	116	132	87	—

Low Duration Portfolio (inception November 1, 2006)
Beginning AUV	$13.823	$13.706	$13.725	$12.966	$12.824	$12.180	$10.748	$10.793	$10.052	$10.011
Ending AUV	$13.866	$13.823	$13.706	$13.725	$12.966	$12.824	$12.180	$10.748	$10.793	$10.052

Ending number of AUs (000s)	2,296	2,033	2,001	1,776	1,603	867	630	625	229	8

Real Return Portfolio
Beginning AUV	$15.181	$14.726	$16.221	$14.915	$13.357	$12.356	$10.439	$11.229	$10.150	$10.078
Ending AUV	$14.770	$15.181	$14.726	$16.221	$14.915	$13.357	$12.356	$10.439	$11.229	$10.150

Ending number of AUs (000s)	1,187	1,247	1,168	1,842	1,498	1,037	834	595	359	169

Short Term Portfolio
Beginning AUV	$12.730	$12.640	$12.569	$12.230	$12.168	$11.917	$11.055	$11.089	$10.613	$10.178
Ending AUV	$12.871	$12.730	$12.640	$12.569	$12.230	$12.168	$11.917	$11.055	$11.089	$10.613

Ending number of AUs (000s)	1,862	1,211	1,380	718	742	522	500	279	270	155

64

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

PIMCO VARIABLE INSURANCE TRUST: (continued)
Total Return Portfolio
Beginning AUV	$17.153	$16.449	$16.778	$15.310	$14.777	$13.669	$11.987	$11.438	$10.519	$10.130
Ending AUV	$17.230	$17.153	$16.449	$16.778	$15.310	$14.777	$13.669	$11.987	$11.438	$10.519

Ending number of AUs (000s)	5,525	4,763	5,987	5,409	3,776	3,318	2,552	2,022	1,670	566

Unconstrained Bond Portfolio (inception February 3, 2012)
Beginning AUV	$10.881	$10.560	$10.679	$9.990	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.698	$10.881	$10.560	$10.679	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,006	1,178	1,332	490	N/A	N/A	N/A	N/A	N/A	N/A

PIONEER VARIABLE CONTRACTS TRUST:
Bond Portfolio (inception (inception November 9, 2007)
Beginning AUV	$15.673	$14.815	$14.694	$13.553	$12.862	$11.806	$10.065	$10.154	$10.019	N/A
Ending AUV	$15.684	$15.673	$14.815	$14.694	$13.553	$12.862	$11.806	$10.065	$10.154	N/A

Ending number of AUs (000s)	814	756	319	312	316	365	157	50	3	N/A

Emerging Markets Portfolio (inception November 1, 2006)
Beginning AUV	$9.709	$11.134	$11.384	$10.195	$13.347	$11.545	$6.634	$15.910	$11.169	$10.036
Ending AUV	$8.198	$9.709	$11.134	$11.384	$10.195	$13.347	$11.545	$6.634	$15.910	$11.169

Ending number of AUs (000s)	80	157	230	303	176	287	300	198	102	38

Equity Income Portfolio
Beginning AUV	$20.737	$18.390	$14.274	$12.980	$12.272	$10.293	$9.038	$13.000	$12.930	$10.588
Ending AUV	$20.783	$20.737	$18.390	$14.274	$12.980	$12.272	$10.293	$9.038	$13.000	$12.930

Ending number of AUs (000s)	244	332	221	211	372	208	139	225	193	174

Fund Portfolio
Beginning AUV	$19.576	$17.672	$13.288	$12.086	$12.662	$10.941	$8.760	$13.346	$12.736	$10.946
Ending AUV	$19.503	$19.576	$17.672	$13.288	$12.086	$12.662	$10.941	$8.760	$13.346	$12.736

Ending number of AUs (000s)	18	50	49	46	30	103	139	160	136	41

High Yield Portfolio
Beginning AUV	$18.461	$18.515	$16.560	$14.312	$14.610	$12.417	$7.759	$12.055	$11.416	$10.547
Ending AUV	$17.679	$18.461	$18.515	$16.560	$14.312	$14.610	$12.417	$7.759	$12.055	$11.416

Ending number of AUs (000s)	125	147	237	187	158	205	294	134	725	80

Mid Cap Value Portfolio
Beginning AUV	$20.202	$17.598	$13.256	$11.961	$12.703	$10.775	$8.602	$12.986	$12.327	$10.980
Ending AUV	$18.919	$20.202	$17.598	$13.256	$11.961	$12.703	$10.775	$8.602	$12.986	$12.327

Ending number of AUs (000s)	60	141	41	65	165	225	158	142	106	31

Strategic Income Portfolio (inception November 1, 2006)
Beginning AUV	$16.139	$15.562	$15.420	$13.870	$13.657	$12.262	$9.488	$10.744	$10.121	$10.020
Ending AUV	$15.894	$16.139	$15.562	$15.420	$13.870	$13.657	$12.262	$9.488	$10.744	$10.121

Ending number of AUs (000s)	948	823	825	742	417	559	582	296	541	—

PROFUNDS VP:
Access VP High Yield Fund (inception May 3, 2010)
Beginning AUV	$14.518	$14.186	$12.894	$11.298	$10.997	$10.012	N/A	N/A	N/A	N/A
Ending AUV	$14.540	$14.518	$14.186	$12.894	$11.298	$10.997	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	65	204	496	1,074	684	141	N/A	N/A	N/A	N/A

65

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

PROFUNDS VP: (continued)
Asia 30 Fund (inception May 3, 2010)
Beginning AUV	$10.779	$10.950	$9.524	$8.248	$11.298	$10.072	N/A	N/A	N/A	N/A
Ending AUV	$9.768	$10.779	$10.950	$9.524	$8.248	$11.298	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	252	26	46	82	26	81	N/A	N/A	N/A	N/A

Banks Fund (inception November 19, 2010)
Beginning AUV	$15.964	$14.463	$10.838	$8.124	$11.091	$9.965	N/A	N/A	N/A	N/A
Ending AUV	$15.895	$15.964	$14.463	$10.838	$8.124	$11.091	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	76	148	57	11	1	—	N/A	N/A	N/A	N/A

Basic Materials Fund (inception May 3, 2010)
Beginning AUV	$13.316	$13.095	$11.057	$10.192	$12.155	$10.002	N/A	N/A	N/A	N/A
Ending AUV	$11.462	$13.316	$13.095	$11.057	$10.192	$12.155	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	54	34	80	23	4	45	N/A	N/A	N/A	N/A

Bear Fund (inception May 3, 2010)
Beginning AUV	$4.276	$4.987	$6.789	$8.140	$8.934	$9.868	N/A	N/A	N/A	N/A
Ending AUV	$4.066	$4.276	$4.987	$6.789	$8.140	$8.934	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	124	45	822	53	7	9	N/A	N/A	N/A	N/A

Biotechnology Fund (inception May 3, 2010)
Beginning AUV	$32.887	$25.351	$15.053	$10.698	$10.040	$10.057	N/A	N/A	N/A	N/A
Ending AUV	$33.972	$32.887	$25.351	$15.053	$10.698	$10.040	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	90	118	98	31	1	20	N/A	N/A	N/A	N/A

Bull Fund (inception May 3, 2010)
Beginning AUV	$17.455	$15.659	$12.068	$10.596	$10.596	$10.129	N/A	N/A	N/A	N/A
Ending AUV	$17.375	$17.455	$15.659	$12.068	$10.596	$10.596	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	947	1,183	888	410	237	165	N/A	N/A	N/A	N/A

Consumer Goods Fund (inception May 3, 2010)
Beginning AUV	$18.558	$16.836	$13.107	$11.823	$11.055	$10.096	N/A	N/A	N/A	N/A
Ending AUV	$19.330	$18.558	$16.836	$13.107	$11.823	$11.055	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	109	119	55	74	6	18	N/A	N/A	N/A	N/A

Consumer Services Fund (inception November 19, 2010)
Beginning AUV	$21.044	$18.713	$13.379	$10.957	$10.386	$10.052	N/A	N/A	N/A	N/A
Ending AUV	$22.031	$21.044	$18.713	$13.379	$10.957	$10.386	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	84	195	246	93	4	1	N/A	N/A	N/A	N/A

Emerging Markets Fund (inception May 3, 2010)
Beginning AUV	$8.573	$8.876	$9.485	$8.901	$11.085	$9.978	N/A	N/A	N/A	N/A
Ending AUV	$7.084	$8.573	$8.876	$9.485	$8.901	$11.085	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	35	75	67	200	3	106	N/A	N/A	N/A	N/A

Europe 30 Fund (inception May 3, 2010)
Beginning AUV	$12.588	$13.779	$11.328	$9.716	$10.663	$9.975	N/A	N/A	N/A	N/A
Ending AUV	$11.219	$12.588	$13.779	$11.328	$9.716	$10.663	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	122	59	147	87	9	21	N/A	N/A	N/A	N/A

66

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

PROFUNDS VP: (continued)
Falling U.S. Dollar Fund (inception November 19, 2010)
Beginning AUV	$8.214	$9.398	$9.591	$9.665	$9.936	$10.027	N/A	N/A	N/A	N/A
Ending AUV	$7.392	$8.214	$9.398	$9.591	$9.665	$9.936	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	1	0	—	—	2	N/A	N/A	N/A	N/A

Financials Fund (inception May 3, 2010)
Beginning AUV	$15.829	$14.019	$10.614	$8.509	$9.875	$10.169	N/A	N/A	N/A	N/A
Ending AUV	$15.593	$15.829	$14.019	$10.614	$8.509	$9.875	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	307	255	124	25	7	—	N/A	N/A	N/A	N/A

Health Care Fund (inception May 3, 2010)
Beginning AUV	$22.879	$18.496	$13.234	$11.272	$10.237	$10.060	N/A	N/A	N/A	N/A
Ending AUV	$24.028	$22.879	$18.496	$13.234	$11.272	$10.237	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	179	229	161	73	5	7	N/A	N/A	N/A	N/A

Industrials Fund (inception May 3, 2010)
Beginning AUV	$17.896	$16.950	$12.266	$10.592	$10.785	$10.196	N/A	N/A	N/A	N/A
Ending AUV	$17.284	$17.896	$16.950	$12.266	$10.592	$10.785	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	64	109	268	143	20	18	N/A	N/A	N/A	N/A

International Fund (inception May 3, 2010)
Beginning AUV	$12.045	$13.108	$10.970	$9.462	$11.046	$10.081	N/A	N/A	N/A	N/A
Ending AUV	$11.621	$12.045	$13.108	$10.970	$9.462	$11.046	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	27	16	88	144	3	60	N/A	N/A	N/A	N/A

Internet Fund (inception November 19, 2010)
Beginning AUV	$17.786	$17.589	$11.594	$9.680	$10.399	$10.065	N/A	N/A	N/A	N/A
Ending AUV	$21.406	$17.786	$17.589	$11.594	$9.680	$10.399	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	162	28	50	23	2	13	N/A	N/A	N/A	N/A

Japan Fund (inception May 3, 2010)
Beginning AUV	$13.945	$13.510	$9.114	$7.412	$9.099	$10.107	N/A	N/A	N/A	N/A
Ending AUV	$14.755	$13.945	$13.510	$9.114	$7.412	$9.099	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	116	27	58	80	14	12	N/A	N/A	N/A	N/A

Large-Cap Growth Fund (inception May 3, 2010)
Beginning AUV	$18.581	$16.454	$12.593	$11.172	$10.833	$10.119	N/A	N/A	N/A	N/A
Ending AUV	$19.279	$18.581	$16.454	$12.593	$11.172	$10.833	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	222	229	126	27	2	40	N/A	N/A	N/A	N/A

Large-Cap Value Fund (inception May 3, 2010)
Beginning AUV	$17.023	$15.409	$11.863	$10.278	$10.411	$10.141	N/A	N/A	N/A	N/A
Ending AUV	$16.217	$17.023	$15.409	$11.863	$10.278	$10.411	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	11	52	170	138	16	2	N/A	N/A	N/A	N/A

Mid-Cap Fund (inception May 3, 2010)
Beginning AUV	$17.082	$15.869	$12.133	$10.501	$10.959	$10.158	N/A	N/A	N/A	N/A
Ending AUV	$16.322	$17.082	$15.869	$12.133	$10.501	$10.959	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,237	675	616	187	67	7	N/A	N/A	N/A	N/A

67

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

PROFUNDS VP: (continued)
Mid-Cap Growth Fund (inception May 3, 2010)
Beginning AUV	$17.606	$16.627	$12.738	$11.040	$11.369	$10.166	N/A	N/A	N/A	N/A
Ending AUV	$17.656	$17.606	$16.627	$12.738	$11.040	$11.369	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	208	39	129	89	2	201	N/A	N/A	N/A	N/A

Mid-Cap Value Fund (inception May 3, 2010)
Beginning AUV	$17.356	$15.751	$11.919	$10.225	$10.642	$10.155	N/A	N/A	N/A	N/A
Ending AUV	$15.928	$17.356	$15.751	$11.919	$10.225	$10.642	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	135	52	55	109	7	—	N/A	N/A	N/A	N/A

Government Money Market Fund (inception November 19, 2010)
Beginning AUV	$10.009	$10.006	$10.004	$10.002	$10.000	$10.000	N/A	N/A	N/A	N/A
Ending AUV	$10.011	$10.009	$10.006	$10.004	$10.002	$10.000	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	5,542	3,227	2,705	3,363	364	39	N/A	N/A	N/A	N/A

NASDAQ-100 Fund (inception May 3, 2010)
Beginning AUV	$20.437	$17.467	$13.009	$11.192	$11.032	$10.149	N/A	N/A	N/A	N/A
Ending AUV	$21.961	$20.437	$17.467	$13.009	$11.192	$11.032	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	571	481	328	154	18	122	N/A	N/A	N/A	N/A

Oil & Gas Fund (inception May 3, 2010)
Beginning AUV	$13.123	$14.722	$11.866	$11.532	$11.279	$10.099	N/A	N/A	N/A	N/A
Ending AUV	$10.056	$13.123	$14.722	$11.866	$11.532	$11.279	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	97	53	71	54	6	32	N/A	N/A	N/A	N/A

Pharmaceuticals Fund (inception May 3, 2010)
Beginning AUV	$20.948	$17.551	$13.334	$11.921	$10.265	$10.079	N/A	N/A	N/A	N/A
Ending AUV	$21.879	$20.948	$17.551	$13.334	$11.921	$10.265	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	41	78	23	14	71	—	N/A	N/A	N/A	N/A

Precious Metals Fund (inception May 3, 2010)
Beginning AUV	$4.040	$5.307	$8.552	$10.007	$12.387	$9.831	N/A	N/A	N/A	N/A
Ending AUV	$2.713	$4.040	$5.307	$8.552	$10.007	$12.387	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	168	120	294	74	80	65	N/A	N/A	N/A	N/A

Real Estate Fund (inception May 3, 2010)
Beginning AUV	$16.535	$13.227	$13.214	$11.278	$10.766	$10.325	N/A	N/A	N/A	N/A
Ending AUV	$16.589	$16.535	$13.227	$13.214	$11.278	$10.766	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	76	164	35	54	8	1	N/A	N/A	N/A	N/A

Rising Rates Opportunity Fund (inception May 3, 2010)
Beginning AUV	$4.200	$6.022	$5.170	$5.556	$8.889	$10.007	N/A	N/A	N/A	N/A
Ending AUV	$4.133	$4.200	$6.022	$5.170	$5.556	$8.889	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	260	107	252	111	32	49	N/A	N/A	N/A	N/A

Semiconductor Fund (inception November 19, 2010)
Beginning AUV	$17.482	$12.995	$9.736	$10.159	$10.571	$10.127	N/A	N/A	N/A	N/A
Ending AUV	$16.979	$17.482	$12.995	$9.736	$10.159	$10.571	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	74	54	3	1	—	9	N/A	N/A	N/A	N/A

68

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

PROFUNDS VP: (continued)
Beginning AUV	$8.866	$9.134	$9.155	$10.528	$9.514	$10.014	N/A	N/A	N/A	N/A
Ending AUV	$9.887	$8.866	$9.134	$9.155	$10.528	$9.514	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	322	7	4	—	2	38	N/A	N/A	N/A	N/A

Short International Fund (inception November 19, 2010)
Beginning AUV	$6.453	$6.277	$7.947	$9.952	$9.776	$10.000	N/A	N/A	N/A	N/A
Ending AUV	$6.209	$6.453	$6.277	$7.947	$9.952	$9.776	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	55	25	13	24	2	—	N/A	N/A	N/A	N/A

Short Mid-Cap Fund (inception November 19, 2010)
Beginning AUV	$4.375	$4.997	$6.911	$8.527	$9.291	$9.969	N/A	N/A	N/A	N/A
Ending AUV	$4.301	$4.375	$4.997	$6.911	$8.527	$9.291	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	7	3	0	—	—	—	N/A	N/A	N/A	N/A

Short NASDAQ-100 Fund (inception May 3, 2010)
Beginning AUV	$3.564	$4.421	$6.263	$7.712	$8.614	$9.845	N/A	N/A	N/A	N/A
Ending AUV	$3.099	$3.564	$4.421	$6.263	$7.712	$8.614	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	30	35	8	124	2	8	N/A	N/A	N/A	N/A

Short Small-Cap Fund (inception May 3, 2010)
Beginning AUV	$3.878	$4.273	$6.215	$7.669	$8.436	$9.741	N/A	N/A	N/A	N/A
Ending AUV	$3.847	$3.878	$4.273	$6.215	$7.669	$8.436	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	13	9	6	47	5	1	N/A	N/A	N/A	N/A

Small Cap Fund (inception November 19, 2010)
Beginning AUV	$16.443	$16.046	$11.697	$10.193	$10.804	$10.050	N/A	N/A	N/A	N/A
Ending AUV	$15.423	$16.443	$16.046	$11.697	$10.193	$10.804	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	301	354	205	37	79	35	N/A	N/A	N/A	N/A

Small-Cap Growth Fund (inception May 3, 2010)
Beginning AUV	$18.332	$17.942	$12.777	$11.359	$11.216	$10.223	N/A	N/A	N/A	N/A
Ending AUV	$18.547	$18.332	$17.942	$12.777	$11.359	$11.216	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	101	51	84	80	25	124	N/A	N/A	N/A	N/A

Small-Cap Value Fund (inception May 3, 2010)
Beginning AUV	$17.006	$16.072	$11.674	$10.050	$10.480	$10.223	N/A	N/A	N/A	N/A
Ending AUV	$15.598	$17.006	$16.072	$11.674	$10.050	$10.480	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	101	305	111	152	26	15	N/A	N/A	N/A	N/A

Technology Fund (inception May 3, 2010)
Beginning AUV	$17.236	$14.592	$11.656	$10.567	$10.713	$10.146	N/A	N/A	N/A	N/A
Ending AUV	$17.650	$17.236	$14.592	$11.656	$10.567	$10.713	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	95	186	71	2	81	2	N/A	N/A	N/A	N/A

Telecommunications Fund (inception November 19, 2010)
Beginning AUV	$14.105	$14.025	$12.515	$10.741	$10.544	$10.000	N/A	N/A	N/A	N/A
Ending AUV	$14.319	$14.105	$14.025	$12.515	$10.741	$10.544	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	8	22	20	25	2	—	N/A	N/A	N/A	N/A

69

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

PROFUNDS VP: (continued)
U.S. Government Plus Fund (inception May 3, 2010)
Beginning AUV	$16.964	$12.437	$15.376	$15.228	$10.611	$9.982	N/A	N/A	N/A	N/A
Ending AUV	$16.007	$16.964	$12.437	$15.376	$15.228	$10.611	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	161	146	4	32	37	7	N/A	N/A	N/A	N/A

UltraBull Fund (inception May 3, 2010)
Beginning AUV	$27.723	$22.496	$13.386	$10.384	$10.911	$10.260	N/A	N/A	N/A	N/A
Ending AUV	$26.924	$27.723	$22.496	$13.386	$10.384	$10.911	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	28	92	30	16	2	2	N/A	N/A	N/A	N/A

UltraMid-Cap Fund (inception May 3, 2010)
Beginning AUV	$26.542	$23.012	$13.488	$10.180	$11.789	$10.322	N/A	N/A	N/A	N/A
Ending AUV	$24.114	$26.542	$23.012	$13.488	$10.180	$11.789	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	13	36	48	15	2	4	N/A	N/A	N/A	N/A

UltraNASDAQ-100 Fund (inception May 3, 2010)
Beginning AUV	$38.048	$28.010	$15.644	$11.697	$11.838	$10.310	N/A	N/A	N/A	N/A
Ending AUV	$43.223	$38.048	$28.010	$15.644	$11.697	$11.838	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	40	40	40	24	—	1	N/A	N/A	N/A	N/A

UltraShort NASDAQ-100 Fund (inception November 19, 2010)
Beginning AUV	$1.521	$2.368	$4.610	$7.116	$9.144	$9.987	N/A	N/A	N/A	N/A
Ending AUV	$1.122	$1.521	$2.368	$4.610	$7.116	$9.144	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	163	12	85	38	30	—	N/A	N/A	N/A	N/A

UltraSmall-Cap Fund (inception May 3, 2010)
Beginning AUV	$23.601	$22.396	$11.998	$9.264	$11.413	$10.452	N/A	N/A	N/A	N/A
Ending AUV	$20.539	$23.601	$22.396	$11.998	$9.264	$11.413	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	26	37	39	11	11	6	N/A	N/A	N/A	N/A

Utilities Fund (inception May 3, 2010)
Beginning AUV	$17.776	$14.121	$12.462	$12.444	$10.590	$10.138	N/A	N/A	N/A	N/A
Ending AUV	$16.638	$17.776	$14.121	$12.462	$12.444	$10.590	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	65	231	29	67	96	7	N/A	N/A	N/A	N/A

PUTNAM VARIABLE TRUST:
Absolute Return 500 Fund (inception May 2, 2011)
Beginning AUV	$10.842	$10.439	$10.030	$9.610	$9.980	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.784	$10.842	$10.439	$10.030	$9.610	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	308	64	34	23	3	N/A	N/A	N/A	N/A	N/A

American Government Income Fund (inception November 19, 2010)
Beginning AUV	$11.134	$10.673	$10.725	$10.530	$9.860	$10.008	N/A	N/A	N/A	N/A
Ending AUV	$11.061	$11.134	$10.673	$10.725	$10.530	$9.860	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	129	544	82	36	241	20	N/A	N/A	N/A	N/A

Diversified Income Fund (inception November 19, 2010)
Beginning AUV	$11.728	$11.688	$10.841	$9.720	$10.038	$10.000	N/A	N/A	N/A	N/A
Ending AUV	$11.454	$11.728	$11.688	$10.841	$9.720	$10.038	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	371	365	767	54	32	304	N/A	N/A	N/A	N/A

70

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

PUTNAM VARIABLE TRUST: (continued)
Equity Income Fund (inception November 19, 2010)
Beginning AUV	$19.076	$16.933	$12.788	$10.719	$10.516	$10.008	N/A	N/A	N/A	N/A
Ending AUV	$18.496	$19.076	$16.933	$12.788	$10.719	$10.516	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	315	206	193	59	53	16	N/A	N/A	N/A	N/A

High Yield Fund (inception November 19, 2010)
Beginning AUV	$13.099	$12.898	$11.959	$10.309	$10.131	$10.000	N/A	N/A	N/A	N/A
Ending AUV	$12.398	$13.099	$12.898	$11.959	$10.309	$10.131	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	84	106	1,094	337	601	1,233	N/A	N/A	N/A	N/A

Income Fund (inception November 19, 2010)
Beginning AUV	$12.652	$11.885	$11.667	$10.535	$10.033	$10.000	N/A	N/A	N/A	N/A
Ending AUV	$12.468	$12.652	$11.885	$11.667	$10.535	$10.033	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	612	502	97	132	21	229	N/A	N/A	N/A	N/A

Voyager Fund (inception November 19, 2010)
Beginning AUV	$15.653	$14.266	$9.926	$8.689	$10.577	$10.060	N/A	N/A	N/A	N/A
Ending AUV	$14.696	$15.653	$14.266	$9.926	$8.689	$10.577	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	96	86	89	42	48	9	N/A	N/A	N/A	N/A

REDWOOD INVESTMENT MANAGEMENT, LLC:
Managed Volatility Class I (inception date May 1, 2015):
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.459	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2,025	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Managed Volatility Class N (inception date October 31, 2014):
Beginning AUV	$9.870	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.290	$9.870	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	546	770	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

ROYCE CAPITAL FUND:
Micro-Cap Portfolio
Beginning AUV	$19.860	$20.597	$17.024	$15.821	$17.999	$13.850	$8.763	$15.447	$14.856	$12.271
Ending AUV	$17.386	$19.860	$20.597	$17.024	$15.821	$17.999	$13.850	$8.763	$15.447	$14.856

Ending number of AUs (000s)	124	147	174	157	171	206	220	180	131	86

Small-Cap Portfolio
Beginning AUV	$22.892	$22.174	$16.455	$14.627	$15.124	$12.548	$9.281	$12.745	$13.023	$11.269
Ending AUV	$20.191	$22.892	$22.174	$16.455	$14.627	$15.124	$12.548	$9.281	$12.745	$13.023

Ending number of AUs (000s)	350	366	445	382	385	421	345	357	197	86

SEI INSURANCE PRODUCTS TRUST:
Balanced Strategy Fund (inception November 15, 2013)
Beginning AUV	$10.515	$10.099	$10.029	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.179	$10.515	$10.099	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	9	30	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Conservative Strategy Fund (inception November 15, 2013)
Beginning AUV	$10.361	$10.020	$10.010	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.334	$10.361	$10.020	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	135	54	3	N/A	N/A	N/A	N/A	N/A	N/A	N/A

71

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

SEI INSURANCE PRODUCTS TRUST: (continued)
Defensive Strategy Fund (inception November 15, 2013)
Beginning AUV	$10.147	$10.000	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.120	$10.147	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	44	40	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Market Growth Strategy Fund (inception November 15, 2013)
Beginning AUV	$10.559	$10.137	$10.029	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.196	$10.559	$10.137	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	255	223	1	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Market Plus Strategy Fund (inception November 15, 2013)
Beginning AUV	$10.684	$10.214	$10.039	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.301	$10.684	$10.214	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	136	58	1	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Moderate Strategy Fund (inception November 15, 2013)
Beginning AUV	$10.576	$10.039	$10.020	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.470	$10.576	$10.039	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	138	112	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

T ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth Portfolio II (inception May 1, 2006)
Beginning AUV	$20.606	$18.932	$13.441	$11.400	$11.247	$9.696	$6.838	$11.923	$10.600	$9.959
Ending AUV	$22.831	$20.606	$18.932	$13.441	$11.400	$11.247	$9.696	$6.838	$11.923	$10.600

Ending number of AUs (000s)	1,474	1,029	844	718	570	536	506	544	474	80

Equity Income Portfolio II (inception May 1, 2006)
Beginning AUV	$16.772	$15.659	$12.101	$10.350	$10.456	$9.113	$7.276	$11.415	$11.080	$9.987
Ending AUV	$15.580	$16.772	$15.659	$12.101	$10.350	$10.456	$9.113	$7.276	$11.415	$11.080

Ending number of AUs (000s)	744	913	816	636	545	636	471	560	364	125

Health Sciences Portfolio II (inception May 1, 2006)
Beginning AUV	$38.737	$29.520	$19.613	$14.972	$13.564	$11.763	$8.955	$12.644	$10.742	$9.932
Ending AUV	$43.568	$38.737	$29.520	$19.613	$14.972	$13.564	$11.763	$8.955	$12.644	$10.742

Ending number of AUs (000s)	674	524	363	299	154	97	90	143	131	35

T ROWE PRICE FIXED INCOME SERIES, INC.:
Limited-Term Bond Portfolio II (inception May 1, 2007)
Beginning AUV	$12.025	$11.978	$11.992	$11.707	$11.573	$11.252	$10.479	$10.344	$10.001	N/A
Ending AUV	$12.032	$12.025	$11.978	$11.992	$11.707	$11.573	$11.252	$10.479	$10.344	N/A

Ending number of AUs (000s)	856	633	347	151	272	197	206	99	10	N/A

THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio
Beginning AUV	$15.519	$14.868	$12.497	$9.815	$12.472	$10.934	$7.523	$13.352	$14.026	$12.114
Ending AUV	$14.140	$15.519	$14.868	$12.497	$9.815	$12.472	$10.934	$7.523	$13.352	$14.026

Ending number of AUs (000s)	268	362	286	359	342	341	383	533	566	240

TIMOTHY PLAN VARIABLE SERIES:
Conservative Growth Portfolio (inception November 19, 2010)
Beginning AUV	$12.773	$12.450	$11.307	$10.490	$10.295	$10.009	N/A	N/A	N/A	N/A
Ending AUV	$12.403	$12.773	$12.450	$11.307	$10.490	$10.295	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	219	194	146	52	14	—	N/A	N/A	N/A	N/A

72

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

TIMOTHY PLAN VARIABLE SERIES: (continued)
Strategic Growth Portfolio (inception November 19, 2010)
Beginning AUV	$13.529	$13.317	$11.272	$10.116	$10.505	$10.022	N/A	N/A	N/A	N/A
Ending AUV	$13.025	$13.529	$13.317	$11.272	$10.116	$10.505	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	177	407	115	23	13	11	N/A	N/A	N/A	N/A

TORTOISE VARIABLE INSURANCE PORTFOLIO:
MLP & Pipeline Fund (inception date May 1, 2014)
Beginning AUV	$10.070	$10.070	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$6.337	$10.040	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	358	177	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

VANECK VIP TRUST:
Emerging Markets Fund
Beginning AUV	$25.566	$25.672	$22.918	$17.655	$23.774	$18.743	$8.792	$24.964	$18.140	$13.005
Ending AUV	$21.989	$25.566	$25.672	$22.918	$17.655	$23.774	$18.743	$8.792	$24.964	$18.140

Ending number of AUs (000s)	636	535	443	312	187	358	298	48	133	90

Global Gold Fund (inception May 1, 2013)
Beginning AUV	$7.191	$7.654	$9.765	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$5.454	$7.191	$7.654	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	152	122	86	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Global Hard Assets Fund
Beginning AUV	$22.537	$27.859	$25.204	$24.379	$29.178	$22.578	$14.332	$26.602	$18.301	$14.701
Ending AUV	$15.000	$22.537	$27.859	$25.204	$24.379	$29.178	$22.578	$14.332	$26.602	$18.301

Ending number of AUs (000s)	166	173	182	205	218	222	184	159	173	135

Unconstrained Emerging Markets Bond Fund
Beginning AUV	$14.080	$13.779	$15.170	$14.373	$13.291	$12.515	$11.809	$11.398	$10.389	$9.757
Ending AUV	$12.238	$14.080	$13.779	$15.170	$14.373	$13.291	$12.515	$11.809	$11.398	$10.389

Ending number of AUs (000s)	73	70	54	68	98	102	168	208	188	81

VANGUARD VARIABLE INSURANCE FUND:
Balanced Portfolio (inception December 30, 2013)
Beginning AUV	$10.969	$9.983	$9.980	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.940	$10.969	$9.983	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,488	629	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Capital Growth Portfolio (inception December 30, 2013)
Beginning AUV	$11.846	$10.000	$9.984	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.114	$11.846	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	518	207	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Diversified Value Portfolio (inception December 30, 2013)
Beginning AUV	$11.005	$10.017	$9.971	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.698	$11.005	$10.017	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	560	171	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Equity Income Portfolio (inception December 30, 2013)
Beginning AUV	$11.131	$9.989	$9.971	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.187	$11.131	$9.989	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	982	394	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

73

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

VANGUARD VARIABLE INSURANCE FUND: (continued)
Equity Index Portfolio (inception December 30, 2013)
Beginning AUV	$11.354	$10.000	$9.968	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.457	$11.354	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2,271	958	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Growth Portfolio (inception December 30, 2013)
Beginning AUV	$11.405	$10.020	$9.981	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.272	$11.405	$10.020	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,010	238	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

High Yield Bond Portfolio (inception December 30, 2013)
Beginning AUV	$10.416	$9.974	$9.983	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.216	$10.416	$9.974	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	714	358	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

International Portfolio (inception December 30, 2013)
Beginning AUV	$9.438	$10.043	$10.021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.332	$9.438	$10.043	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,545	623	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Mid Cap Index Portfolio (inception December 30, 2013)
Beginning AUV	$11.391	$10.025	$9.991	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.188	$11.391	$10.025	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,374	534	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

REIT Index Portfolio (inception December 30, 2013)
Beginning AUV	$12.932	$9.937	$9.996	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$13.174	$12.932	$9.937	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,247	768	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Short-Term Investment Grade Portfolio (inception December 30, 2013)
Beginning AUV	$10.149	$9.971	$9.981	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.228	$10.149	$9.971	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	4,489	1,483	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Small Company Growth Portfolio (inception December 30, 2013)
Beginning AUV	$10.363	$10.021	$10.005	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.043	$10.363	$10.021	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	626	299	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Total Bond Market Index Portfolio (inception December 30, 2013)
Beginning AUV	$10.552	$9.962	$9.988	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.550	$10.552	$9.962	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	3,793	1,603	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Total Stock Market Index Portfolio (inception December 30, 2013)
Beginning AUV	$11.235	$10.002	$9.971	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.238	$11.235	$10.002	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2,565	1,012	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

74

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

VIRTUS VARIABLE INSURANCE TRUST (inception November 18, 2011)
International Series
Beginning AUV	$12.260	$12.758	$11.836	$10.159	$9.800	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.975	$12.260	$12.758	$11.836	$10.159	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	202	169	222	120	1	N/A	N/A	N/A	N/A	N/A

Equity Trend Series
Beginning AUV	$15.097	$14.768	$11.474	$10.366	$10.014	N/A	N/A	N/A	N/A	N/A
Ending AUV	$13.690	$15.097	$14.768	$11.474	$10.366	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	382	1,992	1,178	340	28	N/A	N/A	N/A	N/A	N/A

Multi-Sector Fixed Income Series
Beginning AUV	$12.033	$11.809	$11.549	$10.069	$9.993	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.882	$12.033	$11.809	$11.549	$10.069	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	492	466	270	800	90	N/A	N/A	N/A	N/A	N/A

Real Estate Securities Series
Beginning AUV	$16.570	$12.589	$12.477	$10.667	$10.087	N/A	N/A	N/A	N/A	N/A
Ending AUV	$16.964	$16.570	$12.589	$12.477	$10.667	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	248	349	175	124	11	N/A	N/A	N/A	N/A	N/A

WELLS FARGO ADVANTAGE VT FUNDS:
Discovery Fund
Beginning AUV	$31.300	$31.190	$21.690	$18.422	$18.345	$13.534	$9.647	$17.336	$14.172	$12.362
Ending AUV	$30.843	$31.300	$31.190	$21.690	$18.422	$18.345	$13.534	$9.647	$17.336	$14.172

Ending number of AUs (000s)	137	182	352	106	70	71	22	17	42	32

Opportunity Fund
Beginning AUV	$23.626	$21.396	$16.373	$14.173	$15.001	$12.121	$8.205	$13.697	$12.845	$11.446
Ending AUV	$22.897	$23.626	$21.396	$16.373	$14.173	$15.001	$12.121	$8.205	$13.697	$12.845

Ending number of AUs (000s)	27	24	21	23	26	16	35	23	20	16

WESTCHESTER CAPITAL
Merger Fund VL (inception May 3, 2010)
Beginning AUV	$11.267	$11.114	$10.699	$10.436	$10.346	$9.982	N/A	N/A	N/A	N/A
Ending AUV	$11.165	$11.267	$11.114	$10.699	$10.436	$10.346	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,154	1,107	925	513	403	420	N/A	N/A	N/A	N/A

75

APPENDIX C

Deductions for Taxes — Qualified and Nonqualified Annuity Contracts

	Upon	Upon
State	Premium Payment	Annuitization	Nonqualified		Qualified
California		X	2.35%		0.50%

Maine	X		2.00	%(1)

Nevada		X	3.50%

South Dakota	X		1.25	%(2)

Texas		X	0.04	%(3)	0.04%

West Virginia		X	1.00%		1.00%

Wyoming	X		1.00%

NOTE:    The above tax deduction rates are as of January 1, 2016. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of taxes, see “Expenses — Premium Taxes.”

Premium payments listed above include premiums paid via 1035 exchange or other transfer.

(1)    Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

(2)    South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

(3)    Texas charges an insurance department “maintenance fee” of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.

76

PRIVACY NOTICE of

Jefferson National Life Insurance Company

01/2016

We take your privacy seriously.  This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your non-public personal data. Access to customer data is limited to employees who need access to do their jobs, and to others as permitted or required by law.  We are required, on a periodic basis, to submit your non-public personal data to an outside vendor to cross reference your information with the social security death master file to ensure death proceeds are paid in a timely manner, or to confirm the continuation of certain payouts. We also may submit your non-public personal data to an outside vendor to obtain current address information.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

•                  Consumer reporting agencies

•                  Service providers who conduct marketing services on our behalf

•                  Other data providers

Data we collect may include:

•                  Name, address, e-mail address, phone number

•                  Social security number

•                  Demographic data

•                  Beneficiary information

•                  Internet Cookies (cookies help our Internet application process — they do not store any non-public personal data)

We may share customer data we collect with the following with your consent or as permitted or required by law:

•                  Benefit plan administrators and sponsors

•                  Insurance companies, agents, reinsurers, investment advisers, broker dealers

•                  Group policyholders for purpose of reporting claims experience

•                  Regulators

•                  A court or governmental agency when there is a lawful request

•                  Law enforcement officials to prevent criminal activity and/or fraud

•                  Service providers that perform marketing or research services for us

•                  Service providers that perform legal, audit, or administrative services for us

•                  Joint marketing partners

•                  Unaffiliated fund families

•                  Unaffiliated third parties

•                  Our affiliates

We do not share your health data with anyone without your written consent, unless permitted or required by law. When we use service providers and joint marketers they agree to keep your non-public personal data private and not use it for any other purpose. Data obtained from an insurance support organization may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account. You have a right to review your non-public personal data.  To do so please send a written request to the Customer Service Department:

10350 Ormsby Park Place

Louisville, KY 40223

Please include your name, address, telephone number, and policy number.  Also, let us know what kind of data you want to see.  We may charge a small fee to collect and send the data to you. If you see any errors, let us know and we will review it.  If we agree, we will correct our files.  If we disagree, you may file a short statement of dispute with us.  Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time. If you provide non-public personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data.  If you provide non-public personal data to us on a website that we sponsor with another financial institution, please note that you are providing your non-public personal data to us and the third party.  Accordingly, you should review the privacy notice of any such third parties.

77

Jefferson National Life Insurance Company

P.O. Box 36840

Louisville, KY 40233

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information

General Information Regarding Jefferson National Life Insurance Company
Jefferson National Life Annuity Account G

Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
Arrangements Regarding Frequent Purchases and Redemptions

Financial Statements

Custodian

(cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL- MNTADV-SAI-G-0516) dated May 1, 2016 for this Prospectus, please complete this form, detach, and mail to the following address. Or, visit the website at www.jeffnat.com/SAI:

Jefferson National Life Insurance Company
Administrative Office
P.O. Box 36840
Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account G (Monument Advisor) variable annuity at the following address:

Name:

Mailing Address:

Sincerely,

(Signature)

© 2016, Jefferson National Life Insurance Company	JNL-MNTADV-PROS-G-05-16

78

STATEMENT OF ADDITIONAL INFORMATION

INDIVIDUAL VARIABLE ANNUITY

ISSUED BY

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

AND

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
PHONE: (866) 667-0561 (TOLL FREE)

May 1, 2016

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account G (the “Separate Account”), dated May 1, 2016. You may obtain a copy of the current prospectus on our Website or by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company (“Jefferson National”, “Company”, “we”, “our” or “us”) is a direct wholly-owned subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Our business address is 10350 Ormsby Park Place, Louisville, KY 40223.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc.  Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company (“CVIC”). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G:

Jefferson National Life Annuity Account G, also referred to as the “Separate Account”, was established on January 18, 1996 pursuant to Texas law. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999 it was known as Great American Reserve Variable Annuity Account G. The Separate Account meets the definition of a “separate account” under the federal securities laws and is registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (“Investment Company Act”). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval from the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the summary prospectuses, prospectuses and statements of additional information for the Investment Portfolios.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined by the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended (the “Code”),  proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts’ administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts’ substantial decisions, and estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exclusion of qualified contracts from the diversification rules, the investment vehicle for Jefferson National’s qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets.” The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Separate Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Separate Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner’s spouse, the applicable distribution period is the surviving spouse’s life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the Owner’s death. For calendar years after the death of the Owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b) if the designated beneficiary is not solely the Owner’s surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary’s life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the Owner’s death, reduced by one for each calendar year that elapsed thereafter; or

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner’s death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified Contracts, “eligible rollover distributions” from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity (“IRA”) under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,500 for 2016 ($6,500 if age 50 or older by the end of 2016), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.  Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $132,000 for single filers, $194,000 for married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er) and $10,000 for married filing separately if you live with your spouse during the year (for 2016). The amount per individual that may be contributed to all IRAs (Roth and traditional) is the lesser of your taxable compensation or $5,500 for 2016 ($6,500 if age 50 or older by the end of 2016).  However, for single filers with modified adjusted gross income in excess of $117,000, but less than $132,000, the amount you may contribute is reduced.  For married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er), your contribution limit is reduced if modified gross income is in excess of $184,000, but less than $194,000.  For married filing separately if you live with your spouse during the year, your contribution limit is reduced if modified gross income is in excess of $0, but less than $10,000.  Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL

Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor’s Insurance Rating Services, Moody’s Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company’s financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

ANNUITY PROVISIONS

The Company makes available several annuity options that can include fixed payments.

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“Distributor”), acts as the principal underwriter of the Contracts. The Distributor’s address is 10350 Ormsby Park Place, Louisville, Kentucky 40223. The Distributor is an affiliate of Jefferson National Life Insurance Company. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

We make payments in the form of expense reimbursements or marketing allowances to certain broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing access for our product.  The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm.  Not all broker-dealers receive additional compensation and the amount of compensation varies by firm.  These payments could be significant to a firm, and could be a conflict of interest.  We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for JNL and its wholly owned subsidiary, Jefferson National Life Insurance Company of New York, during the last calendar year.

Commonwealth Financial Network

AIG Advisor Group

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account G, dated May 1, 2016.

FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

Independent Registered Public Accounting Firm

The statutory-basis financial statements of Jefferson National Life Insurance Company were audited as of December 31, 2015 and 2014 and for the three years ended December 31, 2015, 2014, and 2013 by BDO USA, LLP, Independent Registered Public Accounting Firm located at 100 Park Avenue, New York, NY 10017.

CUSTODIAN

The Company is the custodian of the assets of the Separate Account.  The shares are held in book-entry form. The Company maintains a record of all purchases and redemptions of shares of the underlying portfolios.

Jefferson National Life Insurance Company

Statutory Basis Financial Statements and
Supplementary Information
Years Ended December 31, 2015, 2014 and 2013

The report accompanying these financial statements was issued by

BDO USA, LLP, a Delaware limited liability partnership and the U.S. member of

BDO International Limited, a UK company limited by guarantee.

Jefferson National Life Insurance Company

Statutory Basis Financial Statements and Supplementary Information

Years Ended December 31, 2015, 2014 and 2013

Jefferson National Life Insurance Company

Contents

Independent Auditor’s Report	3-4

Statutory Basis Financial Statements:

Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2015 and 2014	5

Statements of Operations for the Years Ended December 31, 2015, 2014 and 2013	6

Statements of Changes in Capital and Surplus for the Years Ended December 31, 2015, 2014 and 2013	7

Statements of Cash Flows for the Years Ended December 31, 2015, 2014 and 2013	8

Notes to Statutory Basis Financial Statements	9-37

Independent Auditor’s Report on Supplementary Information	38

Supplementary Information:

Selected Financial Data	39-40

Summary Investment Schedule

Investment Risk Interrogatories

2

Tel: +212 885-8000	100 Park Avenue
Fax: +212 697-1299	New York, NY 10017
www.bdo.com

Independent Auditor’s Report

Board of Directors

Jefferson National Life Insurance Company

Louisville, Kentucky

We have audited the accompanying statutory basis statements of admitted assets, liabilities and capital and surplus of Jefferson National Life Insurance Company as of December 31, 2015 and 2014, and the related statutory basis statements of operations, changes in capital and surplus and cash flows for the years ended December 31, 2015, 2014 and 2013, and the related notes to the statutory basis financial statements.

Management’s Responsibility for the Statutory Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory basis financial statements in accordance with the financial reporting provisions prescribed by the Texas Department of Insurance. Management is also responsible for design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory basis financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these statutory basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the statutory basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

BDO USA, LLP, a Delaware limited liability partnership, is the U.S. member of BDO International Limited, a UK company limited by guarantee, and forms part of the international BDO network of independent member firms.

BDO is the brand name for the BDO network and for each of the BDO Member Firms.

3

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2, the statutory basis financial statements are prepared on the basis of the financial reporting provisions prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the accompanying statutory basis financial statements of the variances between such practices and accounting principles generally accepted in the United States of America are described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matters described in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the statutory basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Jefferson National Life Insurance Company as of December 31, 2015 and 2014, and the results of its operations, changes in its capital and surplus and its cash flows for the years ended December 31, 2015, 2014 and 2013.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company as of December 31, 2015 and 2014, and the results of its operations, changes in its capital and surplus and its cash flows for the years ended December 31, 2015, 2014 and 2013 in accordance with the financial reporting provisions prescribed or permitted by the Texas Insurance Department, described in Note 2.

BDO USA, LLP

March 30, 2016

4

Jefferson National Life Insurance Company

Statutory Basis Statements of Admitted Assets, Liabilities and Capital and Surplus

(dollars in thousands, except share data)

December 31,	2015	2014
Admitted Assets
Investments and Cash:
Bonds at amortized cost	$455,612	$446,983
Preferred stock	5,882	6,286
Common stock	7,105	9,338
Common stock of subsidiary	7,460	—
Mortgage loan trusts	10,269	11,617
Mortgage loans on real estate	10,246	10,616
Investment in real estate	382	858
Policyholder loans	5,484	5,915
Cash and short-term investments	4,131	6,854
Total Investments and Cash	506,571	498,467
Accrued Investment Income	3,533	3,610
Amounts Recoverable on Reinsurance Ceded	1,946	2,933
Federal Income Tax Recoverable	800	1,027
Deferred Tax Asset	6,879	5,059
Other Admitted Assets	2,991	3,237
Separate Account Assets	3,535,264	3,199,665
Total Admitted Assets	$4,057,984	$3,713,998
Liabilities and Capital and Surplus
Liabilities:
Policy and contract reserves	$207,894	$209,693
Claim reserves	(31)	(75)
Accounts payable and accrued expenses	155	147
Payable on reinsurance	167,318	174,243
Due to parent and affiliates	1,745	675
Asset valuation reserve	2,928	2,743
Interest maintenance reserve	6,979	6,697
Transfers from separate accounts	(559)	(906)
Borrowed money	89,288	74,200
Other liabilities	8,682	7,099
Separate account liabilities	3,535,264	3,199,665
Total Liabilities	4,019,663	3,674,181
Capital and Surplus:
Common stock, $4.80 par value, 1,065,000 shares authorized, 1,043,565 shares issued and outstanding	5,009	5,009
Paid-in surplus	42,165	42,165
Unassigned deficit	(9,938)	(9,674)
Special surplus funds	1,085	2,317
Total Capital and Surplus	38,321	39,817
Total Liabilities, Capital and Surplus	$4,057,984	$3,713,998

See accompanying notes to statutory basis financial statements.

5

Jefferson National Life Insurance Company

Statutory Basis Statements of Operations

(dollars in thousands)

Year ended December 31,	2015	2014	2013
Revenues:
Premium, annuity and other considerations	$789,172	$795,985	$741,073
Net investment income	19,491	20,237	21,391
Reserve adjustment on reinsurance ceded	(7,304)	(4,603)	(3,968)
Commission and expense allowances on reinsurance ceded	1,718	1,847	1,994
Amortization of interest maintenance reserve	1,341	1,062	738
Fee income	6,877	6,380	5,951
Other revenues	12,587	11,108	9,002
Total Revenues	823,882	832,016	776,181
Benefits and Expenses:
Annuity and surrender benefits	366,601	280,238	194,199
Decrease in policy and contract reserves	(3,372)	(4,171)	(4,479)
Other benefits	2,791	2,887	3,139
Commissions	1,136	1,256	1,357
General and administrative expenses	21,088	20,079	18,831
Taxes, licenses and fees	272	368	433
Net transfers to separate accounts	425,985	522,239	553,436
Decrease in funds withheld	10,415	13,806	13,248
Interest maintenance reserve released on reinsurance transaction	(1,772)	(4,359)	(3,505)
Other expenses	207	134	92
Total Benefits and Expenses	823,351	832,477	776,751
Income (Loss) From Operations Before Federal Income Tax Provision and Net Realized Capital Losses	531	(461)	(570)
Federal Income Tax Provision	952	695	181
Loss From Operations Before Net Realized Capital Losses	(421)	(1,156)	(751)
Net Realized Capital Losses, Net of Transfers to IMR	(363)	(1,721)	(342)
Net Loss	$(784)	$(2,877)	$(1,093)

See accompanying notes to statutory basis financial statements.

6

Jefferson National Life Insurance Company

Statutory Basis Statements of Capital and Surplus

(dollars in thousands)

Year ended December 31,	2015	2014	2013
Capital and Surplus, Beginning of Year	$39,817	$39,447	$41,476
Adjustments to surplus:
Net loss	(784)	(2,877)	(1,093)
Change in net unrealized capital gains (losses)	(1,088)	(28)	452
Change in deferred income tax	2,668	4,509	181
Change in nonadmitted assets	(875)	(26)	(35)
Change in asset valuation reserve	(185)	106	(138)
Change in surplus as a result of reinsurance, net of tax	(1,232)	(1,314)	(1,396)
Net Adjustments to Surplus	(1,496)	370	(2,029)
Capital and Surplus, End of Year	$38,321	$39,817	$39,447

See accompanying notes to statutory basis financial statements.

7

Jefferson National Life Insurance Company

Statutory Basis Statements of Cash Flows

(dollars in thousands)

Year ended December 31,	2015	2014	2013
Cash Flows From Operating Activities:
Premiums collected net of reinsurance	$789,172	$795,985	$741,073
Net investment income	17,242	16,475	18,480
Revenue sharing income	8,263	7,368	5,757
Fee income	6,877	6,380	5,951
Miscellaneous income	6,041	5,587	5,239
Total Income Received	827,595	831,795	776,500
Benefit and loss related payments	376,023	287,495	200,765
Net transfers to separate accounts	425,638	521,822	552,796
Commissions, expenses paid and aggregate write-ins for deductions	31,360	31,245	30,348
Federal and foreign income taxes paid	725	1,840	369
Total Operating Expenses Paid	833,746	842,402	784,278
Net Cash Used In Operating Activities	(6,151)	(10,607)	(7,778)
Cash Flows From Investing Activities:
Proceeds from investments sold, matured or repaid:
Bonds and stocks	153,540	141,925	132,103
Mortgage loans	1,608	1,718	1,378
Other invested assets	519	229	2,662
Miscellaneous proceeds	—	—	61
Total Investment Proceeds	155,667	143,872	136,204
Cost of investments acquired:
Bonds and stocks	(162,627)	(159,302)	(97,984)
Mortgage loans	—	(3,017)	(7,173)
Real estate	—	—	(529)
Other invested assets	—	—	—
Miscellaneous investments	—	—	—
Total Cost of Investments Acquired	(162,627)	(162,319)	(105,686)
Net decrease in policy loans	403	579	203
Net Cash (Used In) Provided By Investing Activities	(6,557)	(17,868)	30,721
Cash Flows From Financing Activities and Miscellaneous Sources:
Borrowed money	15,088	(36,379)	(8,320)
Net deposit-type contract fund and other liabilities	1,573	76,484	77
Other cash applied	(6,676)	(21,925)	(11,059)
Net Cash Provided By (Used In) Financing Activities and Miscellaneous Sources	9,985	18,180	(19,302)
Net (Decrease) Increase in Cash and Short-Term Investments	(2,723)	(10,295)	3,641
Cash and Short-Term Investments:
Beginning of year	6,854	17,149	13,508
End of year	$4,131	$6,854	$17,149

See accompanying notes to statutory basis financial statements.

8

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

1. Organization

Jefferson National Life Insurance Company (the “Company” or “JNL”), is a life insurance company founded in 1937 and domiciled in the State of Texas. The Company markets primarily variable annuities and, in 2005, launched a revolutionary flat insurance fee variable annuity called Monument Advisor.

The Company is licensed in all states and the District of Columbia except New York and is a wholly-owned subsidiary of Jefferson National Financial Corp. (“JN Financial”), an insurance holding company incorporated in the State of Delaware. On December 30, 2011, a group of investors, along with certain members of management of JN Financial, consummated an $83,000 management buyout, the proceeds of which were used to acquire the outstanding shares of JN Financial and contribute $20,660 of capital to the Company.

JN Financial formed Jefferson National Life Insurance Company of New York (“JNLNY”) on June 16, 2014, a 100% wholly-owned subsidiary of the Company, which commenced operations on April 17, 2015. JNLNY is a New York based insurance company created to serve the New York market. The Company contributed cash and bonds in the amount of $7,649 to seed JNLNY in early 2015.

The following states represented premiums collected in excess of 5% of total premiums in 2015, 2014 and 2013:

	2015	2014	2013
California	10%	13%	12%
Texas	10%	10%	8%
Florida	8%	8%	10%
Michigan	6%	N/A	N/A

2. Basis of Presentation

The statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (the “Department”). Insurance companies domiciled in Texas are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”), subject to certain modifications prescribed or permitted by the Department (“Texas SAP”). Under NAIC SAP, furniture, fixtures and equipment are depreciated against net income with the undepreciated portion reported as a nonadmitted asset charged against surplus. Under Texas Insurance Code §841.004, furniture, labor-saving devices, machines and all other office equipment may be admitted for property acquired after December 31, 2000 and depreciated over a period not to exceed five years. The amount of admitted furniture and equipment was $438 and $683 at December 31, 2015 and 2014, respectively. The Department has the right to permit specific practices that deviate from prescribed practices.

Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States of America (“GAAP”) primarily because on a statutory basis:

9

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

•                                          costs related to acquiring business, principally commissions, direct marketing costs and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized and amortized in relation to premiums or gross profits;

•                                          life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and Company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield;

•                                          life insurance enterprises are required to establish a formula-based asset valuation reserve (“AVR”) by a direct charge to surplus to offset potential investment losses. Under GAAP, provisions for investments are established as needed through a charge to income;

•                                          realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserves and amortized into investment income over the remaining life of the investment sold. For GAAP, such gains and losses are recognized in income at the time of the sale;

•                                          bonds are carried principally at amortized cost, but at fair value for GAAP;

•                                          the admission or nonadmission of deferred tax assets are determined under Statement of Statutory Accounting Principles (“SSAP”) No. 101, which differs from the valuation allowance determined under GAAP. The changes in deferred income taxes are not reported as a component of net income but rather as a charge to capital and surplus;

•                                          assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP;

•                                          premiums from interest sensitive and annuity policies are recognized as income, whereas under GAAP future policy liabilities are increased;

•                                          deferred premium amounts are a function of the premium payment assumptions used in calculating the policy reserves, whereas on a GAAP basis, any deferred benefit premium amounts are netted against the liability for future policy benefits;

•                                          goodwill and other intangibles are subject to certain limitations as admitted assets;

•                                          securities lending transactions in which collateral is not available for the general use by the Company are not recorded on the balance sheet per SSAP No. 91R. For GAAP, such transactions are accounted for as a secured borrowing and the collateral is recorded on the GAAP balance sheet as an asset and a liability;

•                                          certain “nonadmitted assets” (principally receivables over 90 days, deferred tax assets, unauthorized reinsurance and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus; and

•                                          push-down accounting is not permitted under Texas SAP. Under GAAP, the Company applied push-down accounting related to JN Financial’s management buyout on December 30, 2011. The Company revalued its assets and liabilities as of the date of the transaction in accordance with GAAP applicable to business combinations.

10

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

A reconciliation of net loss and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31, 2015, 2014 and 2013 is as follows:

	Net Income (Loss)			Capital and Surplus
	Year Ended December 31,			December 31,
	2015	2014	2013	2015	2014	2013
Statutory amounts	$(784)	$(2,877)	$(1,093)	$38,321	$39,817	$39,447
Add (deduct) adjustments:
Investments	(1,395)	(1,168)	(1,186)	9,980	19,815	7,897
Deferred acquisition costs and valuation of business acquired	768	1,703	(18)	19,480	17,133	17,418
Goodwill and other intangibles	—	—	—	5,218	5,218	5,218
Policy reserves, net of reinsurance	1,652	1,499	794	2,234	415	(1,099)
Ceding commissions	(1,232)	(1,314)	(1,396)	—	—	—
Fixed assets	133	191	146	475	336	146
Deferred taxes	2,086	4,546	118	15	(3,049)	(63)
Other	(1)	—	(1)	1	7	4
GAAP-basis amounts	$1,227	$2,580	$(2,636)	$75,724	$79,692	$68,968

11

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

3. Summary of Significant Accounting Policies

Investments

Bonds - Bonds not in default are generally stated at amortized cost using the interest method or at the lower of amortized cost or fair value for NAIC rated 6 securities. Mortgage-backed securities and structured securities not in default are stated at amortized cost, net of any other than temporary impairment, or the lower of amortized cost or fair value. Mortgage-backed securities are adjusted for changes in prepayment assumptions using the retrospective method. The retrospective method is used to value all securities except for interest only securities or securities where the yield had become negative; these are valued using the prospective method. Prepayment assumptions for loan-backed bonds and structured securities were obtained from the broker at the date of purchase and are updated semi-annually based on market rate. Mortgage-backed and structured securities in default are valued at the lower of amortized cost (net of any other than temporary impairments) or undiscounted estimated future cash flows. Investment market valuations are prescribed by the NAIC.

Unrealized gains and losses on NAIC rated 6 bonds are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

Preferred Stock - Redeemable preferred stocks that have characteristics of debt securities and are rated as higher or high quality (NAIC designation of 1 through 3) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC (“SVO”) and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

Common Stock - Investments in common stock are valued at fair value. For investments in the Federal Home Loan Bank of Dallas (the “FHLB”) capital stock, which is only redeemable at par, the fair value shall be presumed to be par.

Common Stock of Subsidiary - The Company’s insurance subsidiary is reported at its underlying statutory equity. The net change in the subsidiary’s equity is included in the change in unrealized gains and losses in unassigned surplus.

Policy Loans - Policy loans are reported at unpaid balances.

Short-term Investments - Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Mortgage Loan Trusts - Mortgage loan trusts are reported at the Company’s pro rata share of the unpaid principal balances of the underlying mortgage loans in the trusts. The Company participates in seven trusts managed by Innovative Capital Advisors and has various ownership percentages in the trusts ranging from 6.52% to 16.44%. Impairment losses are recognized if the underlying mortgage loans were unable to collect all principal and interest payments according to the contractual terms of the agreement.

Mortgage Loans on Real Estate - Mortgage loans are reported at unpaid principal balances, less any discounts and allowances for impairment. Mortgage loans include investments in wholly owned residential mortgage loans and is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management

12

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Real Estate - The Company owns available-for-sale real estate resulting from the foreclosure of certain commercial and residential mortgage loans in a loan sharing trust purchased to provide asset diversification. The real estate is valued at the appraised value at the most recent appraisal date.

Realized Gains and Losses and Interest Maintenance Reserve - Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the Interest Maintenance Reserve (“IMR”) and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statutory basis statements of operations.

Asset Valuation Reserve - An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

Net Investment Income and Expenses - Net investment income includes premium amortization, discount accretion, as well as interest and dividends received or accrued on investments. Net investment income is reported as earned and is presented net of related investment expenses.

Special Surplus Funds

Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

Policy and Contract Reserves

Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using specified interest rates and valuation methods in accordance with Department regulations.

Life Reserves

Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2.25% to 6.00%), in accordance with Department regulations.

Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

The Company waives the deduction of deferred fractional premiums upon the death of the insured and returns any portion of the final premium beyond the date of death. Reserves are never less than surrender values available at valuation date.

Annuity Reserves

Reserves for contractual funds not yet used for the purchase of annuities are reserved for using the continuous version of the Commissioners Annuity Reserve Valuation Method (“CARVM”), in which the greatest present value of benefits considering voluntary and involuntary benefits streams is deemed sufficient to provide for benefits arising from the contracts. Calculations follow Actuarial Guideline 33, for the fixed annuities; and for the variable annuities, Actuarial

13

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

Guideline 43 is followed. Reserves for life and disability insurance are based on mortality, morbidity, and interest rate assumptions in accordance with Department regulations.

Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 4.00% to 13.25%), in accordance with Department regulations.

Transfers from separate accounts represent the difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner’s valuation reserve methodology.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves.

Federal Income Tax

The Federal income tax provision included in the statutory basis statements of operations is based on taxes paid or anticipated to be paid or refunds expected to be received. The Company does not believe it has taken any material uncertain tax positions and, accordingly, it has not recorded any liability for unrecognized tax benefits. For the years ended December 31, 2015, 2014 and 2013, there was no interest or penalties recorded or included in the statutory basis statements of operations. As of December 31, 2015, the years still subject to examination by a taxing authority are 2012 through 2014.

Deferred Income Taxes

Deferred tax assets are limited to (1) the amount of Federal income taxes paid in prior years that can be recovered though loss carrybacks for existing temporary differences that reverse during a period not to exceed three years, plus (2) amounts not greater than threshold limitations contingent upon the Company’s ratio of capital and surplus excluding any net deferred tax assets, EDP equipment and operating system software and any net positive goodwill to its Risk-Based Capital Authorized Control Level, plus (3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities.

The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes.

Separate Account Assets/Liabilities

Investments held in the separate accounts are stated at fair value. Participants’ corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statutory basis statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

Premiums and Annuity Considerations

Insurance premiums and annuity considerations without mortality risks are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received.

14

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

Fee Income

Fee income consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

Revenue Sharing Income

Revenue sharing income consists of fees paid by the various mutual funds in which separate account assets are invested. The fees are generally based on assets under management and are recognized as income in the month in which the assets were invested.

General and Administrative Expenses

General and administrative expenses are charged to expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by JN Financial to the Company.

Estimates

The preparation of statutory basis financial statements in accordance with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the statutory basis financial statements and accompanying notes. Actual results could differ from these estimates.

Accounting Changes and Corrections of Errors

During 2015, the Company changed how it reports the FHLB advances on the statutory basis statement of admitted assets, liabilities and capital and surplus. The Company made a change in 2014 to comply with SSAP No. 52, “Deposit Type Contracts”, which states that advances issued by the FHLB shall be evaluated on an individual basis, and shall be accounted for according to the substance of the individual arrangement and company licensing. If the arrangement is in substance a funding agreement, including that the funds are used in an investment spread capacity, it shall be accounted for consistent with other funding agreements in accordance with this statement. In 2014, FHLB advances of $74,200 were reported as a liability for deposit type contracts and included in policy and contract reserves on the statutory basis statement of admitted assets, liabilities and capital and surplus. In 2015, it was determined that the 2014 FHLB advances should have been reported as borrowed money. In 2015, FHLB advances in the amount of $89,288 were reported as borrowed money on the statutory basis statement of admitted assets, liabilities and capital and surplus. Such adjustments would have resulted in no change in the 2015 or 2014 surplus. 2014 balances have been reclassified to conform to the current year presentation.

Reclassifications

Certain prior period balances have been reclassified to conform to the current year presentation.

15

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

4. Investments

Fixed Maturity and Equity Securities

The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2015 are as follows:

				NAIC
	Amortized	Gross Unrealized		Market
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasury	$8,686	$35	$(20)	$8,701
States and political subdivisions	11,385	646	(96)	11,935
Corporate bonds	197,713	3,756	(9,231)	192,238
Mortgage-backed securities:
U.S. government agencies	98,309	1,447	(655)	99,101
Corporate	139,519	8,190	(2,238)	145,471
	455,612	14,074	(12,240)	457,446
Preferred stock	5,882	277	(76)	6,083
Common stock	15,681	26	(1,142)	14,565
Total	$477,175	$14,377	$(13,458)	$478,094

The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2014 are as follows:

				NAIC
	Amortized	Gross Unrealized		Market
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasury	$8,705	$111	$(26)	$8,790
States and political subdivisions	4,400	308	(65)	4,643
Corporate bonds	193,470	9,532	(2,560)	200,442
Mortgage-backed securities:
U.S. government agencies	76,537	2,362	(113)	78,786
Corporate	163,871	11,357	(686)	174,542
	446,983	23,670	(3,450)	467,203
Preferred stock	6,286	192	(54)	6,424
Common stock	9,366	179	(207)	9,338
Total	$462,635	$24,041	$(3,711)	$482,965

As of December 31, 2015 and 2014, the Company had fixed maturity securities with a statement value of $12,491 and $12,962, respectively, on deposit with various state regulatory agencies. As of December 31, 2015 and 2014, the Company had mortgage-backed securities with a statement value of $91,984 and $73,514, respectively, pledged as collateral to Federal Home Loan Bank of Dallas.

16

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2015 are as follows:

		NAIC
	Amortized	Market
	Cost	Value
Due in one year or less	$2,638	$2,667
Due after one year through five years	24,044	24,281
Due after five years through ten years	106,570	105,259
Due after ten years	84,532	80,667
Mortgage-backed securities	237,828	244,572
Total	$455,612	$457,446

Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

For the years ended December 31, 2015, 2014 and 2013, proceeds from the sales of fixed maturity securities were $117,671, $101,846 and $75,505, respectively.

Net realized capital gains (losses) for 2015, 2014 and 2013 are as follows:

	Gross
	Realized	Gross	Other Than
	Capital	Realized	Temporary
Year ended December 31, 2015	Gains	Losses	Impairment	Total
Bonds	$5,273	$(1,854)	$(347)	$3,072
Preferred stock	6	—	—	6
Common stock	159	(122)	—	37
Real estate	—	(47)	(35)	(82)
Net realized capital gains (losses)	5,438	(2,023)	(382)	3,033
Transfer to IMR	(3,396)	—	—	(3,396)
Net realized capital gains (losses)	$2,042	$(2,023)	$(382)	$(363)

17

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

	Gross
	Realized	Gross	Other Than
	Capital	Realized	Temporary
Year ended December 31, 2014	Gains	Losses	Impairment	Total
Bonds	$6,974	$(756)	$—	$6,218
Common stock	267	(21)	(1,746)	(1,500)
Mortgage loans	—	(53)	—	(53)
Real estate	—	(88)	(70)	(158)
Net realized capital gains (losses)	7,241	(918)	(1,816)	4,507
Transfer to IMR	(6,228)	—	—	(6,228)
Net realized capital gains (losses)	$1,013	$(918)	$(1,816)	$(1,721)

	Gross
	Realized	Gross	Other Than
	Capital	Realized	Temporary
Year ended December 31, 2013	Gains	Losses	Impairment	Total
Bonds	$5,489	$(406)	$—	$5,083
Preferred stock	—	(404)	(209)	(613)
Common stock	—	—	(51)	(51)
Mortgage loans	—	—	(48)	(48)
Derivatives	—	(14)	—	(14)
Real estate	24	—	(245)	(221)
Other invested assets	126	—	—	126
Net realized capital gains (losses)	5,639	(824)	(553)	4,262
Transfer to IMR	(4,604)	—	—	(4,604)
Net realized capital gains (losses)	$1,035	$(824)	$(553)	$(342)

At December 31, 2015 and 2014, the Company held unrated or less-than-investment grade corporate bonds and preferred stocks with an aggregate amortized cost of $24,769 and $19,859, respectively, with an aggregate fair value of $24,075 and $19,678, respectively. Those holdings amounted to 5.4% and 4.4% of the Company’s investments in bonds at December 31, 2015 and 2014, respectively, and 4.9% and 3.9% of the Company’s total invested assets at December 31, 2015 and 2014, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

18

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

Net Investment Income

Net investment income for the years ended December 31, 2015, 2014 and 2013, including accrual of discount and amortization of premiums, arose from the following sources:

	2015	2014	2013
Bonds	$19,697	$20,055	$20,383
Preferred stock	407	389	409
Common stock	135	41	304
Mortgage loans on real estate	1,298	1,251	1,025
Real estate	36	—	—
Policy loans	386	375	398
Cash and short-term investments	9	20	8
Other invested assets	—	—	397
Miscellaneous investment income	—	—	75
Total gross investment income	21,968	22,131	22,999
Investment expense	(781)	(718)	(751)
Interest expense	(1,696)	(1,176)	(857)
Net investment income	$19,491	$20,237	$21,391

There was no accrued investment income excluded from surplus during 2015, 2014 and 2013.

Analysis of Unrealized Losses on Fixed Maturity Securities

The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. At the end of each quarter, the Company’s investment advisor reviews all securities where market value is less than an agreed upon percent of amortized cost for three months or more to determine whether impairments need to be taken.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company’s ability and intent to hold the security to maturity or if it is more likely than not that the Company will be required to sell the security prior to recovery of its cost basis. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to operations.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) information, or fraudulent financial statements, could be provided to the Company’s investment professionals who determine the fair value estimates

19

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

and other than temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead it to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to operations in a future period.

Unrealized losses on securities where the estimated fair value had declined and remained below amortized cost as of December 31, 2015 and 2014 follow:

	Less Than 12 Months		12 Months or More
	in Unrealized Loss		in Unrealized Loss		Total
	NAIC Market	Unrealized	NAIC Market	Unrealized	NAIC Market	Unrealized
December 31, 2015	Value	Losses	Value	Losses	Value	Losses
Fixed maturities:
U.S. Treasury	$3,525	$(9)	$1,060	$(11)	$4,585	$(20)
States and political subdivisions	4,413	(96)	—	—	4,413	(96)
Corporate bonds	91,745	(6,597)	10,475	(2,634)	102,220	(9,231)
Mortgage-backed securities:
U.S. government agencies	34,726	(550)	3,178	(105)	37,904	(655)
Corporate	43,316	(1,636)	5,736	(602)	49,052	(2,238)
Total debt securities	177,725	(8,888)	20,449	(3,352)	198,174	(12,240)
Preferred stock	2,808	(74)	499	(2)	3,307	(76)
Common stock	8,471	(674)	679	(468)	9,150	(1,142)
Total	$189,004	$(9,636)	$21,627	$(3,822)	$210,631	$(13,458)
Number of positions held	153		34		187

	Less Than 12 Months		12 Months or More
	in Unrealized Loss		in Unrealized Loss		Total
	NAIC Market	Unrealized	NAIC Market	Unrealized	NAIC Market	Unrealized
December 31, 2014	Value	Losses	Value	Losses	Value	Losses
Fixed maturities:
U.S. Treasury	$1,594	$—	$2,063	$(26)	$3,657	$(26)
States and political subdivisions	—	—	957	(65)	957	(65)
Corporate bonds	31,219	(1,291)	28,733	(1,269)	59,952	(2,560)
Mortgage-backed securities:
U.S. government agencies	—	—	6,918	(113)	6,918	(113)
Corporate	31,484	(609)	4,158	(77)	35,642	(686)
Total debt securities	64,297	(1,900)	42,829	(1,550)	107,126	(3,450)
Preferred stock	491	(9)	455	(45)	946	(54)
Common stock	1,712	(207)	—	—	1,712	(207)
Total	$66,500	$(2,116)	$43,284	$(1,595)	$109,784	$(3,711)
Number of positions held	61		36		97

20

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

5. Policy and Claim Reserves

As of December 31, 2015 and 2014, the Company had $1,615,574 and $1,783,984, respectively, of individual and group life insurance in force. On $182,298 and $190,398 of insurance in force as of December 31, 2015 and 2014, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $1,138 and $1,234 at December 31, 2015 and 2014, respectively. The Company has ceded 100% of its life reserves at December 31, 2015 and 2014.

Substantially all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. However, JNL also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options.

Guaranteed minimum income benefit (“GMIB”) - Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

Guaranteed minimum withdrawal benefit (“GMWB”) - Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of his premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

Guaranteed minimum death benefit (“GMDB”) - These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% (“5% roll-up benefit”), the greatest account value on any contract anniversary (“1-year ratchet”) and on the account value reset every 7th anniversary (“7-year lookback”).

At December 31, 2015, the Company had the following with guaranteed benefits:

	Subjected		Reinsurance
Benefit and Type of Risk	Account Value	Gross Reserve	Reserve Credit
GMDB	$344,367	$23,062	$18,701
GMIB	9,472	333	—
GMWB	1,437	4	—

At December 31, 2014, the Company had the following with guaranteed benefits:

	Subjected		Reinsurance
Benefit and Type of Risk	Account Value	Gross Reserve	Reserve Credit
GMDB	$390,097	$21,169	$17,094
GMIB	12,811	255	—
GMWB	1,761	3	—

21

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

The following table provides information on the GMDB features outstanding at December 31, 2015 and 2014. (Note that the Company’s variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore the amounts listed are not mutually exclusive.). The net amount of risk which is defined as the current guaranteed minimum death benefit in excess of the current account balance at December 31, 2015 and 2014 is as follows:

	2015	2014
	(in the event of death)
Return of net deposit:
Account value	$186,443	$213,085
Net amount at risk	$15,280	$14,913
Average attained age of contract holders	56	55
Return of net deposits plus a minimum return	$154,422	$172,866
Net amount at risk	$116,076	$109,715
Average attained age of contract holders	66	65
Guaranteed minimum return	5%	5%
Highest specified anniversary account value minus:
Withdrawals post-anniversary:
Account value	$3,502	$4,146
Net amount at risk	$393	$358
Average attained age of contract holders	67	67

GMIB feature offers the contract holder annuitization at greater of annual ratchet value and then-current account value. Annuitization is prohibited for the first 7 to 15 contract years, with the exact restriction depending on the annuitant’s age at issue. The separate account values are $9,472 and $12,811 at December 31, 2015 and 2014, respectively.

GMWB features offer the contract holder annual withdrawal of set percentage of net contributions without incurring surrender charge, until the full amount of the net contribution is exhausted. Depending on which rider is purchased, annuitants are restricted from taking such withdrawals for either two or five years. There is a one-time option to step up the amount of the withdrawal basis.

Separate account balances attributable to variable annuity contracts with guarantees at December 31, 2015 and 2014 are as follows:

	2015	2014
Asset type:
Domestic equity	$193,453	$225,468
International equity	25,535	30,312
Bonds	22,879	26,447
Balanced bond/equity	16,079	19,548
Total	257,946	301,775
Money market	19,488	18,093
Total	$277,434	$319,868
Percent of total variable annuity separate account values	7.8%	10.0%

22

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

At December 31, 2015, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	2015		2014
	Amount	% of Total	Amount	% of Total
A. Subject to discretionary withdrawal:
1. With market value adjustment	$641	—%	$958	—%
2. At book value less current surrender charge of 5% or more	3,463.1		5,919.2
3. At fair value	3,534,032	88.9	3,197,767	86.0
4. Total with adjustment or at fair value	3,538,136	89.0	3,204,644	86.2
5. At book value without adjustment (minimal or no charge or adjustment)	415,220	10.5	421,321	11.3
B. Not subject to discretionary withdrawal	19,879.5		94,229	2.5
C. Total (gross: direct + assumed)	3,973,235	100.0%	3,720,194	100.0%
D. Reinsurance ceded	(235,366)		(241,909)
E. Total (net) (C) + (D)	$3,737,869		$3,478,285

6. Fair Value Measurements

The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

The following are the levels of the hierarchy and a brief description of the type of valuation inputs that are used establish each level:

•                  Pricing Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets that the Company’s pricing sources have the ability to access.

•                  Pricing Level 2 - Valuations based upon quoted prices for similar assets in active markets, quoted prices for identical or similar assets in inactive markets, or valuations based on market data.

•                  Pricing Level 3 - Valuations that are derived from techniques in which one or more of the significant inputs are unobservable, including broker quotes which are not binding.

23

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

The following describes the valuation techniques used by the Company to determine the fair value of financial instruments held as of December 31, 2015 and 2014:

U.S. Government and U.S. Government Agencies

U.S. Government and U.S. Government agency securities are comprised primarily of bonds issued by the U.S. Treasury, the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, Government National Mortgage Association and the Federal National Mortgage Association. The fair values of U.S. government securities are based on quoted market prices in active markets, and are included in the Level 1 fair value hierarchy. The Company believes the market for U.S. Treasury securities is an actively traded market given the high level of daily trading volume. The fair values of U.S. government agency securities are priced using the spread above the risk-free yield curve. As the yields for the risk-free yield curve and the spreads for these securities are observable market inputs, the fair values of U.S. government agency securities are included in Level 2 of the fair value hierarchy.

Mortgage-backed Securities (“MBS”)

These securities are priced by independent pricing services and/or NAIC or brokers. The pricing provider applies dealer quotes and other available trade information, prepayment speeds, yield curves and credit spreads to the valuation. As the significant inputs used to price the MBS are observable market inputs, the fair value of the MBS is included in the Level 2 fair value hierarchy. Mortgage-backed securities that are priced using significant unobservable inputs such as modeling using discounted cash flows are included in Level 3 of the fair value hierarchy.

Corporate Bonds

Corporate bonds are comprised of bonds issued by corporations. These securities are generally priced by NAIC or pricing services. The fair values of corporate bonds that are short-term are priced, by the pricing services, using the spread above the London Interbank Offered Rate (“LIBOR”) yield curve and the fair value of corporate bonds that are long term are priced using the spread above the risk-free yield curve. The spreads are sourced from broker/dealers, trade prices and the new issue market. Where pricing is unavailable from pricing services, the Company obtains non-binding quotes from broker/dealers. As the significant inputs used to price corporate bonds are observable market inputs, the fair values of corporate bonds are included in Level 2 of the fair value hierarchy. Bonds that are priced using significant unobservable inputs such as modeling using discounted cash flows are included in Level 3 of the fair value hierarchy.

Equities

For public common and preferred stock, the Company receives prices from a nationally recognized pricing service that are based on observable market transactions and includes these estimates in the amount disclosed in Level 1. When current market quotes in active markets are unavailable for certain non-redeemable preferred stock held by the Company, the Company receives an estimate of fair value from the pricing service that provides fair value estimates for the Company’s fixed maturities. The service utilizes some of the same methodologies to price the non-redeemable preferred stock as it does for the fixed maturities. The Company includes the estimate in the amount disclosed in Level 2. Equities that are priced using significant unobservable inputs, such as using EBITDA and revenue multiples, are included in Level 3 of the fair value hierarchy.

Cash and Short-Term Investments

The market value of cash and short-term investments is estimated to approximate the carrying value.

24

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

Policy Loans, Mortgage Loans and Borrowed Money

The fair value of policy loans, mortgage loans and borrowed money is estimated to approximate the carrying value.

Policy and Contract Reserves

Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

The fair values of other policyholder liabilities were calculated using 1,000 stochastically generated projection scenarios. The fair value of the liabilities of annuities in the payment phase was calculated using a level scenario. In determining the fair value of liabilities, benefits and expenses less premiums under the scenarios were discounted at the approximate net investment earnings rate.

Real Estate

The estimated fair value of real estate is based upon the most recent valuation conducted by a third-party appraiser.

Separate Account Assets and Liabilities

Separate account assets and liabilities are stated at fair value based on the net asset value (“NAV”) of the underlying mutual funds, as determined by the fund manager.

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2015 are as follows:

					NAIC
					Carrying
Description	Level 1	Level 2	Level 3	Total	Value
Assets
Investment securities:
Bonds	$—	$375,465	$81,981	$457,446	$455,612
Preferred stock	6,083	—	—	6,083	5,882
Common stock	1,618	12,947	—	14,565	14,565
Separate account assets	3,535,264	—	—	3,535,264	3,535,264
Cash and short-term investments	4,131	—	—	4,131	4,131
	$3,547,096	$388,412	$81,981	$4,017,489	$4,015,454
Liabilities
Separate account liabilities	$3,535,264	$—	$—	$3,535,264	$3,535,264

25

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

The following table presents a reconciliation of the beginning and ending balances of assets measured at fair value on a recurring basis in the statement of admitted assets, liabilities and capital and surplus using significant unobservable inputs for the year ended December 31, 2015:

				Total Gains	Total Gains
	Balance at	Transfers	Transfers	(Losses)	(Losses)			Balance at
	January 1,	into	Out of	Included in	Included in			December 31,
	2015	Level 3	Level 3	Income	Surplus	Purchases	Sales	2015
Bonds	$80,879	$—	$—	$4,281	$(1,769)	$2,923	$(4,333)	$81,981

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2014 are as follows:

					NAIC
					Carrying
Description	Level 1	Level 2	Level 3	Total	Value
Assets
Investment securities:
Bonds	$—	$386,323	$80,879	$467,202	$446,983
Preferred stock	6,373	50	—	6,423	6,286
Common stock	4,986	4,352	—	9,338	9,338
Separate account assets	3,199,665	—	—	3,199,665	3,199,665
Cash and short-term investments	6,854	—	—	6,854	6,854
	$3,217,878	$390,725	$80,879	$3,689,482	$3,669,126
Liabilities
Separate account liabilities	$3,199,665	$—	$—	$3,199,665	$3,199,665

The following table presents a reconciliation of the beginning and ending balances of assets measured at fair value on a recurring basis in the statement of admitted assets, liabilities and capital and surplus using significant unobservable inputs as of December 31, 2014 are as follows:

				Total Gains	Total Gains
	Balance at	Transfers	Transfers	(Losses)	(Losses)			Balance at
	January 1,	into	Out of	Included in	Included in			December 31,
	2014	Level 3	Level 3	Income	Surplus	Purchases	Sales	2014
Bonds	$99,984	$—	$—	$3,055	$(2,348)	$9,962	$(29,774)	$80,879
Common stock	1,784	—	—	(1,765)	—	—	(19)	—

26

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

Amounts related to the Company’s other financial instruments not measured at fair value on a recurring basis as of December 31, 2015 and 2014 are as follows:

December 31, 2015	Carrying Value	Fair Value
Admitted Assets
Mortgage loan trusts	$10,269	$10,269
Mortgage loans on real estate	10,246	10,246
Real estate	382	382
Policy loans	5,484	5,484
Liabilities
Policy and contract reserves	$207,894	$206,803
Borrowed money	89,288	89,288

December 31, 2014	Carrying Value	Fair Value
Admitted Assets
Mortgage loan trusts	$11,617	$11,617
Mortgage loans on real estate	10,616	10,616
Real estate	858	858
Policy loans	5,915	5,915
Liabilities
Policy and contract reserves	$209,693	$209,355
Borrowed money	74,200	74,200

7. FHLB Advances

The Company became a member of the Federal Home Loan Bank of Dallas (the “FHLB”) in September 2008. These advances taken are both variable rate and fixed rate advances which range in maturity from two months to twenty years. The Company’s intention is to use the proceeds from these advances to invest in highly-rated Residential Mortgage-backed Securities (“RMBS”) which also qualify as collateral under the program. At December 31, 2015, the Company owned $5,487 of FHLB common stock and had pledged RMBS with a carrying value of $91,984 as collateral. At December 31, 2014, the Company owned $4,352 of FHLB capital stock and has pledged collateral of $73,514 in carrying value of RMBS securities. As of December 31, 2015, the Company had drawn $107,500 in FHLB advances with an unpaid balance of $89,143. As of December 31, 2014, the Company had drawn $87,000 in FHLB advances with an unpaid balance of $74,072. The assets and liability were classified in the general account as the program was established to increase income on the current fixed income portfolio in the general account.

27

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

The terms of the Company’s borrowings from the FHLB are summarized as follows:

	Original	Principal			Current
Type	Amount	Remaining	Maturity	Term	Interest Rate
Fixed	$6,000	$6,000	1/25/2016	2 month	0.280%
Fixed	5,000	2,053	8/1/2016	10 year amortizing - 7 year balloon	3.743
Variable	7,000	7,000	1/28/2019	10 year	0.912
Fixed	3,000	1,063	2/1/2019	10 year amortizing	3.426
Fixed	2,000	828	8/1/2019	10 year amortizing	4.006
Fixed	5,000	2,205	12/2/2019	10 year amortizing	3.397
Fixed	5,000	3,766	3/1/2029	20 year amortizing	4.318
Fixed	5,000	4,302	6/3/2019	10 year amortizing - 5 year balloon	1.671
Fixed	5,000	4,343	7/1/2019	10 year amortizing - 5 year balloon	1.738
Fixed	5,000	4,382	8/1/2019	10 year amortizing - 5 year balloon	1.707
Fixed	7,500	6,978	3/2/2020	10 year amortizing - 5 year balloon	1.596
Fixed	7,000	5,981	3/2/2020	5 year amortizing	1.422
Fixed	5,000	5,000	12/1/2020	5 year amortizing	1.642
Fixed	5,000	4,280	5/3/2021	10 year amortizing - 7 year balloon	2.213
Fixed	5,000	4,313	6/1/2021	10 year amortizing - 7 year balloon	2.015
Fixed	5,000	4,355	7/1/2021	10 year amortizing - 7 year balloon	2.129
Fixed	2,000	1,757	8/2/2021	10 year amortizing - 7 year balloon	2.112
Fixed	3,000	2,683	10/1/2021	10 year amortizing - 7 year balloon	2.183
Fixed	5,000	4,813	7/1/2022	10 year amortizing - 7 year balloon	2.248
Fixed	5,000	4,285	5/1/2024	10 year amortizing	2.372
Fixed	5,000	4,321	6/3/2024	10 year amortizing	2.320
Fixed	5,000	4,435	9/3/2024	10 year amortizing	2.224
Accrued interest	—	145
	$107,500	$89,288

Future principal payments are as follows:

2016	$17,519
2017	9,669
2018	9,875
2019	23,899
2020	10,192
Thereafter	17,989

28

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

8. Reinsurance

In 2002, the Company reinsured 100% of its life and accident and health business to Protective Life Insurance Company (“Protective”), Washington National Insurance Company (“WNIC”) and Conseco Life Insurance Co. of Texas (“Conseco”). The total reserves transferred under these agreements were $268,521 and $282,672 as of December 31, 2015 and 2014, respectively. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective, WNIC and Conseco provide for full servicing of these policies.

During 2004, the Company began to issue simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. In 2006, the Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re. The gain on this transaction, primarily in the form of a ceding commission, was recorded as an increase to surplus, as special surplus funds. Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $18,474 and $16,930 of its $18,701 and $17,083, respectively, GMDB reserves on subject policies to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation for the years ended December 31, 2015 and 2014, respectively.

In 2010, the Company reinsured 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene Life Re Ltd. (“Athene”) on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $162,331 and $168,561 as of December 31, 2015 and 2014, respectively. As part of this transaction, the Company also transferred the related IMR balance and received a ceding commission of $12,408. The gain on this transaction was recorded as an increase to surplus, as special surplus funds, net of tax. The special surplus funds are reduced over time by the corresponding amortization of the IMR. The special surplus funds at December 31, 2015 and 2014 were $1,085 and $2,317, respectively. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2015 and 2014, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:

	2015	2014	2013
Premiums, annuity and fund deposits	$23,949	$26,052	$27,694
Policyholder benefits	44,650	41,259	44,522
Change in insurance and annuity reserves	(19,020)	(15,831)	(19,612)
Policy and contract reserves	503,861	522,677	550,690

29

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

The Company entered into a reinsurance agreement with Scottish Re US, Inc. (“SRUS”) effective January 1, 2005, whereby it ceded 30% of its reserves on select variable annuity contracts. The reinsurance on the fixed account portion of these contracts is on a coinsurance basis. The reinsurance on the separate account portion of these contracts is on a modified coinsurance basis upon which the Company maintains possession of the assets which support the reserves ceded. In January 2005, the Company transferred reserves of approximately $54,600, under the coinsurance portion of the contract, to SRUS and received a ceding commission of approximately $520, which was amortized to income over the expected life of the underlying business using the straight-line method.

There was no liability for unsecured reserves ceded to unauthorized reinsurers during 2015 and 2014. During 2015, 2014 and 2013, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

The premium, annuity and other consideration amounts included in the statutory basis statements of operations for the years ended December 31, 2015, 2014 and 2013 were comprised of the following (not including considerations for supplementary contracts with life contingencies of $148, $751 and $204 as of December 31, 2015, 2014 and 2013, respectively):

Year ended December 31,	2015	2014	2013
Short duration contracts:
Direct premiums	$2,752	$2,826	$3,428
Reinsurance ceded	2,752	(2,826)	(3,428)
Total premiums	$—	$—	$—
Long duration contracts:
Direct premiums	$810,402	$818,459	$765,135
Reinsurance ceded	(21,378)	(23,225)	(24,266)
Total premiums	$789,024	$795,234	$740,869

9. Commitments and Contingencies

Various lawsuits against the Company may arise in the ordinary course of the Company’s business, some of which the Company may be indemnified for under certain agreements. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company.

As of December 31, 2015 and 2014, the Company has estimated probable recoveries through premium tax credits to be $507 and $467, respectively. The period over which the credits are realized varies by state but typically range from five to ten years.

30

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

10. Federal Income Taxes

Current income taxes incurred for the years ended December 31, 2015, 2014 and 2013 consist of the following major components:

Year ended December 31,	2015	2014	2013
Income tax expense on current year operating income	$1,203	$876	$181
Prior year overaccrual of tax	(251)	(181)	—
Current income taxes incurred	$952	$695	$181

As of December 31, 2015, the Company had a balance of $11 in its policyholder surplus account under the provisions of the Internal Revenue Code.

31

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

Components of the deferred tax assets (“DTA”) and deferred tax liabilities (“DTL”) as of December 31, 2015 and 2014 are as follows:

	2015			2014			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$27,535	$2,272	$29,807	$25,193	$2,253	$27,446	$2,342	$19	$2,361
Gross deferred tax liabilities	238	—	238	266	—	266	(28)	—	(28)
	27,297	2,272	29,569	24,927	2,253	27,180	2,370	19	2,389
Less: Nonadmitted deferred tax assets	849	—	849	—	—	—	849	—	849
Net admitted deferred tax assets before statutory valuation allowance	26,448	2,272	28,720	24,927	2,253	27,180	1,521	19	1,540
Statutory valuation allowance	19,569	2,272	21,841	19,868	2,253	22,121	(299)	19	(280)
Net admitted deferred tax assets	$6,879	$—	$6,879	$5,059	$—	$5,059	$1,820	$—	1,820
Increase (decrease) in nonadmitted gross deferred tax assets	$849	$—	$849	$—	$—	$—	$849	$—	$849

32

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

The main components and the change in deferred tax assets and deferred tax liabilities for the years ended December 31, 2015 and 2014 are as follows:

	2015			2014			Change
December 31,	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
DTAs resulting from book/tax differences in:
Net operating loss carryforward	$7,905	$—	$7,905	$8,624	$—	$8,624	$(719)	$—	$(719)
Capital loss carryforward	—	1,781	1,781	—	1,250	1,250	—	531	531
Insurance reserves	2,982	—	2,982	3,052	—	3,052	(70)	—	(70)
Proxy DAC	16,648	—	16,648	13,517	—	13,517	3,131	—	3,131
Investments	—	491	491	—	1,003	1,003	—	(512)	(512)
Gross DTAs	27,535	2,272	29,807	25,193	2,253	27,446	2,342	19	2,361
Nonadmitted DTAs	849	—	849	—	—	—	849	—	849
DTLs resulting from book/tax differences in:
Fixed assets	176	—	176	189	—	189	(13)	—	(13)
Investments	62	—	62	77	—	77	(15)	—	(15)
Gross DTLs	238	—	238	266	—	266	(28)	—	(28)
Net admitted deferred tax assets before statutory valuation allowance	26,448	2,272	28,720	24,927	2,253	27,180	1,521	19	1,540
Statutory valuation allowance	19,569	2,272	21,841	19,868	2,253	22,121	(299)	19	(280)
Net admitted deferred tax assets	$6,879	$—	$6,879	$5,059	$—	$5,059	$1,820	$—	$1,820

33

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

The significant book to tax differences in 2015, 2014 and 2013 are as follows:

	2015	2014	2013
Statutory (loss) income before taxes	$531	$(461)	$(570)
Net realized capital losses	(363)	(1,721)	(342)
Total pre-tax statutory loss	$168	$(2,182)	$(912)
Tax benefit at Federal statutory rate (35%)	$59	$(763)	$(319)
Amounts related to prior years
IMR/AVR	98	282	126
Tax-exempt income/dividend received deduction	(481)	(309)	(2)
Fines and penalties	2	4	6
True up adjustment	(266)	(597)	(10)
Total adjustments	(647)	(620)	120
Federal income tax benefit before change in statutory valuation allowance	(588)	(1,383)	(199)
Change in statutory valuation allowance	(279)	(2,431)	199
Net Federal tax benefit	$(867)	$(3,814)	$—

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. A statutory valuation allowance is recorded to reduce any portion of the deferred tax asset that is expected to more likely than not be realized. Adjustments to the statutory valuation allowance will be made if there is a change in management’s assessment of the amount of the deferred tax asset that is realizable.

As of December 31, 2015 and 2014, the Company had operating loss carryforwards of approximately $22,587 and $24,640 after write-off for amounts expected to expire unused, respectively. Operating loss carryforwards begin to expire in 2018. As of December 31, 2015 and 2014, the Company had capital loss carryforwards of approximately $5,088 and $3,572, respectively.

As a result of the management buyout of JN Financial, certain net operating loss carryforwards are subject to the limitations of IRC Section 382. Following the December 30, 2011 ownership change, the Company determined that the annual utilization of net operating loss carryforwards was limited to $2,053 per year. Accordingly, the Company determined that at least $20,957 of deferred tax assets resulting from net operating losses would expire unused. Such unused net operating losses have been excluded from the deferred tax asset balance as of December 31, 2015.

The Company has historically filed a separate life insurance company Federal income tax return. However, beginning with the 2013 tax year, it was eligible to join the consolidated Federal tax return filing of its parent company, JN Financial and began filing as a life subgroup of the Federal consolidated return.

34

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

The amount of each component of the calculation, by tax character, of the Company’s total adjusted capital ExDTA and the ExDTA Authorized Control Level (“ACL”) RBC ratio at December 31, is as follows:

December 31,	2015	2014
Total capital and surplus	$38,321	$39,817
Adjustments:
AVR	2,928	2,743
Furniture and equipment	—	—
Dividend liability	—	—
Sub AVR	—	—
Sub dividend liability	—	—
P&C non-tabular discounts and/or alien insurance subsidiary - other	—	—
Hedging fair value adjustment	—	—
Credit for capital notes	—	—
Total adjusted capital	41,249	42,560
Less: Deferred tax asset	6,879	5,059
Total adjusted capital ExDTA	$34,370	$37,501
Authorized control level risk-based capital	$4,183	$4,474
Total adjusted capital ExDTA/Authorized control level risk- based capital	822%	838%

11. Related Party Transactions

Effective July 1, 2006, the Company entered into a service agreement with JN Financial. These agreements covered certain general and administrative expenses. During 2015, 2014 and 2013, operating expenses of $19,592, $18,485 and $17,761, respectively, were charged to the Company and are reflected in the accompanying statutory basis statements of operations. Amounts due to JN Financial were $1,842 and $710 at December 31, 2015 and 2014, respectively. The terms of the agreement require that these amounts be charged at least quarterly and settled within 30 days.

Effective May 2003, the Company entered into two servicing agreements with its affiliate, Jefferson National Securities Corporation (“JNSC”). The Paymaster Agreement stipulates that the annuity Company will pay all commissions associated with the issuance of variable annuity contracts through JNSC and the Company agrees to reimburse JNSC for all variable annuity commissions paid. The Distribution Agreement stipulates that JNSC agrees to be the distributor of variable annuity contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2015, 2014 and 2013 under these agreements was $2,035, $2,074 and $2,066, respectively.

Effective July 2007, JN Financial, the Company’s parent, created a new subsidiary, JNF Advisors, Inc. (“JNA”). Beginning in May 2007, JNA became the advisor for several variable insurance trust mutual funds offered by the Company offered through its variable annuity products.

35

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

Effective February 17, 2011, the Company formed 435 Management LLC as its subsidiary. 435 Management LLC owned certain real estate as a result of foreclosures on residential loans owned by the Company.

Effective June 16, 2014, JN Financial formed JNLNY, a 100% wholly-owned subsidiary of the Company, which commenced operations on April 17, 2015. JNLNY is a New York based insurance company created to serve the New York market. The Company contributed cash and bonds in the amount of $7,649 to seed JNLNY in early 2015.

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

During 2015 and 2014, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

12. Separate Accounts

Separate account assets and related policy liabilities represent the segregation of funds deposited by variable annuity policyholders. Policyholders bear the investment performance risk associated with these annuities. Separate account assets are invested at the direction of the policyholders, primarily in mutual funds. Separate account assets are reported at fair value based primarily on quoted market prices.

Substantially all separate account liabilities are non-guaranteed. However, the Company also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2015 and 2014 are as follows:

	2015		2014
	Separate	Non-	Separate	Non-
	Accounts With	Guaranteed	Accounts With	Guaranteed
	Guarantees	Separate	Guarantees	Separate
December 31,	Nonindexed	Accounts	Nonindexed	Accounts
Premiums, deposits and other considerations	$—	$789,120	$—	$794,942
For accounts with assets at market value	$649	$3,534,056	$914	$3,197,844
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$649	$—	$914	$—
At market value	—	3,532,781	—	3,196,100
Not subject to discretionary withdrawal	—	1,275	—	1,744
Total separate account liabilities	$649	$3,534,056	$914	$3,197,844

36

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

Amounts transferred to non-guaranteed separate accounts in the statutory basis statements of operations of the separate accounts and the general account for the years ended December 31, 2015, 2014 and 2013 are as follows:

Year ended December 31,	2015	2014	2013
Transfers to separate accounts	$789,120	$794,942	$740,899
Transfers from separate accounts	366,509	275,816	189,888
Net transfers to separate accounts	$422,611	$519,126	$551,011

13. Employee Benefits

The Company provides certain life insurance benefits for a limited number of currently retired employees who worked for the Company prior to 2002. These benefits are generally set at fixed amounts. All retirees in this plan are fully vested. The liability for these plans was $204 and $273 at December 31, 2015 and 2014, respectively, and was included in other liabilities. The expenses for these plans were $25 and $7 at December 31, 2015 and 2014, respectively. The discount rate used in determining the benefit obligation was 5.25%.

14. Capital and Surplus

The maximum amount of dividends which can be paid by the State of Texas life insurance companies to shareholders without prior approval of the Commissioner is the greater of statutory net gain from operations before realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Any such dividend must also be paid from earned surplus as calculated by a formula created by the Texas Department of Insurance. Statutory net income from operations before federal income taxes and realized capital gains or losses for 2015 was $531. Statutory surplus with regards to policyholders as of December 31, 2015 was $38,321. The Company had no earned surplus as of December 31, 2015. The maximum dividend payout which may be made without prior approval in 2016 is $-0-.

Life and health insurance companies are subject to certain Risk-Based Capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2015 and 2014, the Company met its RBC requirements.

15. Subsequent Events

The Company’s management has performed subsequent events procedures through March 30, 2016, which is the date the statutory basis financial statements were available to be issued, and other than disclosed below, there were no other subsequent events requiring adjustments to the statutory basis financial statements or disclosures as stated herein.

37

Independent Auditor’s Report on Supplementary Information

Board of Directors of Jefferson National Life Insurance Company

Our audits of the basic statutory basis financial statements included in the preceding section of this report were performed for the purpose of forming an opinion on those statements taken as a whole. The supplementary information presented in the following section of this report is presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual and is not a required part of the basic statutory basis financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the basic statutory basis financial statements. The information has been subjected to the auditing procedures applied in the audits of the basic statutory financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the basic statutory basis financial statements or to the basic statutory basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the basic statutory basis financial statements taken as a whole.

BDO USA, LLP
New York, New York
March 30, 2016

38

Jefferson National Life Insurance Company

Selected Financial Data

(dollars in thousands)

As of and for the year ended December 31, 2015
Gross Investment Income Earned (Excluding Amortization of the IMR):
Government bonds	$229
Other bonds (unaffiliated)	19,468
Preferred stock (unaffiliated)	407
Common stock	135
Mortgage loans on real estate	1,334
Policy loans	386
Cash and short-term investments	9
Other invested assets	—
Miscellaneous investment income	—
Gross Investment Income	$21,968

Bonds and Short-term Investments By Class and Maturity:
Bonds by maturity — statement value:
Due within one year or less	$21,918
Over 1 year through 5 years	105,000
Over 5 years through 10 years	202,767
Over 10 years through 20 years	65,460
Over 20 years	61,288
Total By Maturity	$456,433

Bonds By Class — Statement Value:
Class 1	$330,649
Class 2	103,515
Class 3	21,094
Class 4	502
Class 5	—
Class 6	673
Total By Class	$456,433

Total bonds publicly traded	$351,608
Total bonds privately placed	104,825

Preferred stocks — statement value	5,882
Short-term investments — book value	820
Cash on deposit	3,311
Life Insurance In-Force:
Ordinary	$186

39

Jefferson National Life Insurance Company

Selected Financial Data

(dollars in thousands)

December 31, 2015
Life Insurance Policies With Disability Provision In-Force:
Ordinary	$38,982
Group life	1

Supplementary Contracts In Force:
Ordinary - not involving life contingencies - amount of income payable	1,207
Ordinary - involving life contingencies - amount of income payable	1,829
Group - not involving life contingencies - amount of income payable	70
Group - involving life contingencies - amount of income payable	322

Annuities:
Ordinary:
Immediate - amount of income payable	259
Deferred - fully paid account balance	36,994
Deferred - not fully paid -account balance	3,726,468

40

ANNUAL STATEMENT FOR THE YEAR 2015 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

SUMMARY INVESTMENT SCHEDULE

			Admitted Assets as Reported
	Gross Investment Holdings		in the Annual Statement
				4
				Securities
				Lending	5
				Reinvested	Total
	1	2	3	Collateral	(Col. 3 + 4)	6
Investment Categories	Amount	Percentage	Amount	Amount	Amount	Percentage
1. Bonds:
1.1 U.S. treasury securities	8,686,359	1.714	8,686,359	0	8,686,359	1.715
1.2 U.S. government agency obligations (excluding mortgage-backed securities):
1.21 Issued by U.S. government agencies		0.000			0	0.000
1.22 Issued by U.S. government sponsored agencies		0.000			0	0.000
1.3 Non-U.S. government (including Canada, excluding mortgaged-backed securities)	3,067,963	0.605	3,067,963	0	3,067,963	0.606
1.4 Securities issued by states, territories, and possessions and political subdivisions in the U.S. :
1.41 States, territories and possessions general obligations		0.000			0	0.000
1.42 Political subdivisions of states, territories and possessions and political subdivisions general obligations	1,837,926	0.363	1,837,926	0	1,837,926	0.363
1.43 Revenue and assessment obligations	9,547,066	1.884	9,547,066	0	9,547,066	1.885
1.44 Industrial development and similar obligations		0.000			0	0.000
1.5 Mortgage-backed securities (includes residential and commercial MBS):
1.51 Pass-through securities:
1.511 Issued or guaranteed by GNMA	247,879	0.049	247,879	0	247,879	0.049
1.512 Issued or guaranteed by FNMA and FHLMC	93,522,498	18.453	93,522,498	0	93,522,498	18.462
1.513 All other		0.000			0	0.000
1.52 CMOs and REMICs:
1.521 Issued or guaranteed by GNMA, FNMA, FHLMC or VA	4,539,042	0.896	4,539,042	0	4,539,042	0.896
1.522 Issued by non-U.S. Government issuers and collateralized by mortgage-backed securities issued or guaranteed by agencies shown in Line 1.521		0.000			0	0.000
1.523 All other	143,614,538	28.337	143,614,538	0	143,614,538	28.350
2. Other debt and other fixed income securities (excluding short-term):
2.1 Unaffiliated domestic securities (includes credit tenant loans and hybrid securities)	163,761,141	32.313	163,761,141	0	163,761,141	32.327
2.2 Unaffiliated non-U.S. securities (including Canada)	26,788,025	5.286	26,788,025	0	26,788,025	5.288
2.3 Affiliated securities		0.000			0	0.000
3. Equity interests:
3.1 Investments in mutual funds		0.000			0	0.000
3.2 Preferred stocks:
3.21 Affiliated		0.000			0	0.000
3.22 Unaffiliated	5,881,800	1.161	5,881,800	0	5,881,800	1.161
3.3 Publicly traded equity securities (excluding preferred stocks):
3.31 Affiliated		0.000			0	0.000
3.32 Unaffiliated	1,617,621	0.319	1,617,621	0	1,617,621	0.319
3.4 Other equity securities:
3.41 Affiliated	7,459,989	1.472	7,459,989		7,459,989	1.473
3.42 Unaffiliated	5,487,400	1.083	5,487,400	0	5,487,400	1.083
3.5 Other equity interests including tangible personal property under lease:
3.51 Affiliated		0.000			0	0.000
3.52 Unaffiliated		0.000			0	0.000
4. Mortgage loans:
4.1 Construction and land development		0.000			0	0.000
4.2 Agricultural		0.000			0	0.000
4.3 Single family residential properties	775,542	0.153	775,542		775,542	0.153
4.4 Multifamily residential properties		0.000			0	0.000
4.5 Commercial loans	19,739,492	3.895	19,739,492		19,739,492	3.897
4.6 Mezzanine real estate loans		0.000			0	0.000
5. Real estate investments:
5.1 Property occupied by company		0.000	0		0	0.000
5.2 Property held for production of income (including $0 of property acquired in satisfaction of debt)		0.000	0		0	0.000
5.3 Property held for sale (including $0 property acquired in satisfaction of debt)	382,407	0.075	382,407		382,407	0.075
6. Contract loans	5,714,759	1.128	5,484,370		5,484,370	1.083
7. Derivatives		0.000	0		0	0.000
8. Receivables for securities		0.000	0		0	0.000
9. Securities Lending (Line 10, Asset Page reinvested collateral)		0.000	0	XXX	XXX	XXX
10. Cash, cash equivalents and short-term investments	4,130,968	0.815	4,130,968	0	4,130,968	0.815
11. Other invested assets		0.000			0	0.000
12. Total invested assets	506,802,415	100.000	506,572,026	0	506,572,026	100.000

SI01

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

For The Year Ended December 31, 2015
(To Be Filed by April 1)

Of The JEFFERSON NATIONAL LIFE INSURANCE COMPANY

ADDRESS (City, State and Zip Code) Louisville, KY 40223

NAIC Group Code 4836                           NAIC Company Code 64017                            Federal Employer’s Identification Number (FEIN) 75-0300900

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.     Reporting entity’s total admitted assets as reported on Page 2 of this annual statement.                                       $522,720, 643

2.   Ten largest exposures to a single issuer/borrower/investment.

4
1	2	3	Percentage of Total
Issuer	Description of Exposure	Amount	Admitted Assets
2.01	BATLN 2013-4A D	BOND	$7,517, 641	1.4%
2.02	WTFRT 2007-1A B	BOND	$7,302,460	1.4%
2.03	RAMP 2004-RZ2 AI6	BOND	$6,692,155	1.3%
2.04	SYMP 2006-2A B	BOND	$6,562,233	1.3%
2.05	JFIN 2012-1A C	BOND	$6,529,311	1.2%
2.06	OCP 2012-2A E	BOND	$6,476,717	1.2%
2.07	CENT9 2005-9A A2	BOND	$6,349,873	1.2%
2.08	ABSHE 2004-HE8 M1	BOND	$5,906,799	1.1%
2.09	CEN11 2006-11A A2	BOND	$5,437,221	1.0%
2.10	FEDERAL HOME LOAN BANK OF DALLAS	COMMON STOCK	$5,487,400	1.0%

3.	Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC designation.

Bonds	1	2	Preferred Stocks	3	4
3.01	NAIC-1	$330, 649,128	63.3%	3.07	P/RP-1	$	0.0%
3.02	NAIC-2	$103,515,104	19.8%	3.08	P/RP-2	$3,381,800	0.6%
3.03	NAIC-3	$21,094,199	4.0%	3.09	P/RP-3	$2,500,000	0.5%
3.04	NAIC-4	$501,926	0.1%	3.10	P/RP-4	$	0.0%
3.05	NAIC-5	$0.0%	3.11	P/RP-5	$	0.0%
3.06	NAIC-6	$672,570	0.1%	3.12	P/RP-6	$	0.0%

4.	Assets held in foreign investments:
4.01	Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?	Yes ☐ No ☒
If response to 4.01 above is yes, responses are not required for interrogatories 5 - 10.

4.02	Total admitted assets held in foreign investments	$102,289,741	19. 6%
4.03	Foreign-currency-denominated investments	$	0.0%
4.04	Insurance liabilities denominated in that same foreign currency	$	0.0%

285

SUPPLEMENT FOR THE YEAR 2015 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

5.	Aggregate foreign investment exposure categorized by NAIC sovereign designation:

1	2
5.01	Countries designated NAIC-1	$98,482,882	18.8%
5.02	Countries designated NAIC-2	$3,806,859	0.7%
5.03	Countries designated NAIC-3 or below	$	0.0%

6.	Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign designation:

1	2
Countries designated NAIC - 1:
6.01	Country 1: CAYMAN ISLANDS	$69,607,664	13.3%
6.02	Country 2: NETHERLANDS	$5,674,320	1.1%
Countries designated NAIC - 2:
6.03	Country 1: MEXICO	$2,454,920	0.5%
6.04	Country 2: COLOMBIA	$977,421	0.2%
Countries designated NAIC - 3 or below:
6.05	Country 1:	$	0.0%
6.06	Country 2:	$	0.0%

1	2
7.	Aggregate unhedged foreign currency exposure	$	0.0%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign designation:

1	2
8.01	Countries designated NAIC-1	$	0.0%
8.02	Countries designated NAIC-2	$	0.0%
8.03	Countries designated NAIC-3 or below	$	0.0%

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign designation:

1	2
Countries designated NAIC - 1:
9.01	Country 1:	$	0.0%
9.02	Country 2:	$	0.0%
Countries designated NAIC - 2:
9.03	Country 1:	$	0.0%
9.04	Country 2:	$	0.0%
Countries designated NAIC - 3 or below:
9.05	Country 1:	$	0.0%
9.06	Country 2:	$	0.0%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

1	2
Issuer	NAIC Designation	3	4
10.01	WTFRT 2007-1A B	1AM	$7,302,460	1.4%
10.02	SYMP 2006-2A B	1FE	$6,562,233	1.3%
10.03	JFIN 2012-1A C	1FE	$6,529,311	1.2%
10.04	CENT9 2005-9A A2	1FE	$6,349,873	1.2%
10.05	ALM 2013-7R2A C	1FE	$6,133,355	1.2%
10.06	CEN11 2006-11A A2	1FE	$5,437,221	1.0%
10.07	OCP 2012-2A D	3AM	$5,004,269	1.0%
10.08	BATLN 2013-4A C	1AM	$4,766,709	0.9%
10.09	APID 2013-12A D	1AM	$4,016,611	0.8%
10.10	ACASC 2013-2A D	1AM	$3,578,705	0.7%

285.1

SUPPLEMENT FOR THE YEAR 2015 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

11.	Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01	Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets?	Yes ☒ No ☐

If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

		1	2
11.02	Total admitted assets held in Canadian investments		$0.0%
11.03	Canadian-currency-denominated investments		$0.0%
11.04	Canadian-denominated insurance liabilities		$0.0%
11.05	Unhedged Canadian currency exposure		$0.0%

12.	Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions:

12.01	Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets?	Yes ☒ No ☐

If response to 12.01 is yes, responses are not required for the remainder of Interrogatory 12.

	1	2	3
12.02	Aggregate statement value of investments with contractual sales restrictions		$0.0%
	Largest three investments with contractual sales restrictions:
12.03			$0.0%
12.04			$0.0%
12.05			$0.0%

13.	Amounts and percentages of admitted assets held in the ten largest equity interests:

13.01	Are assets held in equity interests less than 2.5% of the reporting entity’s total admitted assets?	Yes ☐ No ☒

If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.

	1
	Issuer	2	3
13.02	FEDERAL HOME LOAN BANK OF DALLAS	$5,487,400	1.0%
13.03	WELLS FARGO & COMPANY	$2,881,800	0.6%
13.04	RENAISSANCERE HOLDINGS L	$500,000	0.1%
13.05	CITIGROUP INC.	$500,000	0.1%
13.06	CAPITAL ONE FINANCIAL CO.	$500,000	0.1%
13.07	FIFTH THIRD BANCORP	$500,000	0.1%
13.08	GOLDMAN SACHS GROUP INC.	$500,000	0.1%
13.09	MORGAN STANLEY	$500,000	0.1%
13.10	ENTERPRISE PRODUCTS PARTNERS	$242,984	0.0%
13.11	ENERGY TRANSFER PARTNERS LP	$132,660	0.0%

285.2

SUPPLEMENT FOR THE YEAR 2015 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

14.	Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

14.01	Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets?	Yes ☒ No ☐

If response to 14.01 above is yes, responses are not required for the remainder of Interrogatory 14.

	1	2	3
14.02	Aggregate statement value of investments held in nonaffiliated, privately placed equities		$0.0%
	Largest three investments held in nonaffiliated, privately placed equities:
14.03			$0.0%
14.04			$0.0%
14.05			$0.0%

15.	Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

15.01	Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets?	Yes ☒ No ☐

If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.

	1	2	3
15.02	Aggregate statement value of investments held in general partnership interests		$0.0%
	Largest three investments in general partnership interests:
15.03			$0.0%
15.04			$0.0%
15.05			$0.0%

16.	Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

16.01	Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets?	Yes ☐ No ☒

If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

	1 Type (Residential, Commercial, Agricultural)	2	3

16.02	RESIDENTIAL	$626,383	0.1%
16.03	COMMERICAL	$606,706	0.1%
16.04	COMMERICAL	$555,538	0.1%
16.05	COMMERICAL	$507,268	0.1%
16.06	COMMERICAL	$502,607	0.1%
16.07	COMMERICAL	$493,084	0.1%
16.08	COMMERICAL	$455,558	0.1%
16.09	COMMERICAL	$408,072	0.1%
16.10	COMMERICAL	$378,487	0.1%
16.11	COMMERICAL	$368,593	0.1%

285.3

SUPPLEMENT FOR THE YEAR 2015 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:
						Loans
16.12			Construction loans			$		0.0%
16.13			Mortgage loans over 90 days past due			$		0.0%
16.14			Mortgage loans in the process of foreclosure			$149,159		0.0%
16.15			Mortgage loans foreclosed			$		0.0%
16.16			Restructured mortgage loans			$2,175,725		0.4%

17.						Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential			Commercial			Agricultural
Loan to Value	1		2	3		4	5	6
17.01 above 95%	$		0.0%		$288,032	0.1%	$	0.0%
17.02 91 to 95%		$149,159	0.0%	$		0.0%	$	0.0%
17.03 81 to 90%	$		0.0%	$		0.0%	$	0.0%
17.04 71 to 80%	$		0.0%		$2,282,792	0.4%	$	0.0%
17.05 below 70%		$626,383	0.1%		$17,168,668	3.3%	$	0.0%

18.						Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

18.01						Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets?		Yes ☒ No ☐

If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

Largest five investments in any one parcel or group of contiguous parcels of real estate.

Description
1							2	3
18.02						$		0.0%
18.03						$		0.0%
18.04						$		0.0%
18.05						$		0.0%
18.06						$		0.0%

19.						Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

19.01						Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets?		Yes ☒ No ☐

If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.

1							2	3
19.02			Aggregate statement value of investments held in mezzanine real estate loans:			$		0.0%
Largest three investments held in mezzanine real estate loans:
19.03						$		0.0%
19.04						$		0.0%
19.05						$		0.0%

285.4

SUPPLEMENT FOR THE YEAR 2015 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

20.	Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

					At End of Each Quarter
		At Year End			1st Quarter	2nd Quarter	3rd Quarter
		1		2	3	4	5
20.01	Securities lending agreements (do not include assets held as collateral for such transactions)	$		0.0%	$	$	$
20.02	Repurchase agreements	$		0.0%	$	$	$
20.03	Reverse repurchase agreements	$		0.0%	$	$	$
20.04	Dollar repurchase agreements	$		0.0%	$	$	$
20.05	Dollar reverse repurchase agreements	$		0.0%	$	$	$

21.	Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned				Written
		1		2		3	4
21.01	Hedging	$		0.0%	$		0.0%
21.02	Income generation	$		0.0%	$		0.0%
21.03	Other	$		0.0%	$		0.0%

22.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

					At End of Each Quarter
		At Year End			1st Quarter	2nd Quarter	3rd Quarter
		1		2	3	4	5
22.01	Hedging		$0	0.0%	$	$	$
22.02	Income generation		$0	0.0%	$	$	$
22.03	Replications		$0	0.0%	$	$	$
22.04	Other		$0	0.0%	$	$	$

23.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

					At End of Each Quarter
		At Year End			1st Quarter	2nd Quarter	3rd Quarter
		1		2	3	4	5
23.01	Hedging		$0	0.0%	$	$	$
23.02	Income generation	$		0.0%	$	$	$
23.03	Replications	$		0.0%	$	$	$
23.04	Other	$		0.0%	$	$	$

285.5

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report to Contract Owners

December 31, 2015

Jefferson National Life Annuity Account G

ANNUAL REPORT TO CONTRACT OWNERS

Table of Contents

December 31, 2015

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities

December 31, 2015

	SHARES	COST	VALUE
Assets:
Investments in portfolio shares, at net asset value (Note 2):
AB Variable Products Series Fund, Inc.:
Dynamic Asset Allocation Portfolio	128,532.278	$1,527,975	$1,445,988
Global Thematic Growth Portfolio	18,315.398	403,130	397,627
Growth and Income Portfolio	263,594.721	7,744,007	7,939,474
International Growth Portfolio	70,627.093	1,351,647	1,298,833
International Value Portfolio	107,889.416	1,586,864	1,446,798
Small Cap Growth Portfolio	63,643.963	1,207,130	1,037,396
Small-Mid Cap Value Portfolio	328,579.670	6,792,705	5,635,141
Advisors Preferred Trust:
Gold Bullion Strategy Portfolio	109,791.615	2,267,223	2,162,896
The Alger Portfolios:
Capital Appreciation Portfolio	252,346.103	18,602,037	17,013,174
Large Cap Growth Portfolio	42,676.717	2,606,718	2,272,963
Mid Cap Growth Portfolio	40,772.902	821,904	795,480
Small Cap Growth Portfolio	7,721.926	207,772	158,070
ALPS Variable Investment Trust:
ALPS/Alerian Energy Infrastructure Portfolio	913,563.990	9,667,839	6,486,304
ALPS/Red Rocks Listed Private Equity Portfolio	23,296.972	251,684	240,424
ALPS Variable Investment Trust:
Ibbotson ETF Asset Allocation Series:
Aggressive Growth ETF Portfolio	50,878.197	588,726	561,695
Balanced ETF Portfolio	785,435.206	8,882,900	8,419,866
Conservative ETF Portfolio	202,769.705	2,295,193	2,163,551
Growth ETF Portfolio	478,341.746	5,267,339	5,036,938
Income and Growth ETF Portfolio	177,201.758	2,002,503	1,873,023
American Century Variable Portfolios, Inc:
Balanced Fund	704,875.119	5,168,052	4,884,784
Income & Growth Fund	737,146.912	6,976,293	6,317,349
Inflation Protection Fund	485,916.187	4,950,142	4,830,006
International Fund	269,554.541	2,838,797	2,700,937
Large Company Value Fund	298,358.882	4,588,573	4,293,385
Mid Cap Value Fund	498,615.178	9,477,815	9,169,533
Ultra Fund	114,928.057	1,830,359	1,777,936
Value Fund	833,532.357	7,652,985	7,376,762
American Funds Insurance Series:
Asset Allocation Fund	587,675.871	12,551,357	11,988,587
Blue Chip Income and Growth Fund	203,209.145	2,760,787	2,546,210
Bond Fund	658,995.532	7,103,654	6,991,942
Global Bond Fund	104,818.773	1,237,085	1,141,477
Growth Fund	118,469.608	8,345,665	7,968,267
Growth-Income Fund	167,435.286	8,128,717	7,504,450
High Income Bond Fund	60,764.061	643,951	591,235
International Fund	390,895.868	8,054,014	7,008,762
Managed Risk Asset Allocation Fund	90,865.199	1,111,762	1,064,032
Managed Risk Blue Chip Income and Growth Fund	30,555.833	356,908	328,780
Managed Risk Growth Fund	25,808.129	295,067	294,987
Managed Risk Growth-Income Fund	20,644.598	251,233	231,633
Managed Risk International Fund	5,647.097	59,563	53,252
Mortgage Fund	584,695.266	6,256,009	6,150,994
New World Fund	63,393.158	1,189,730	1,184,818
BlackRock Variable Series Funds:
Capital Appreciation Fund	14,700.309	137,831	129,509
Equity Dividend Fund	404,486.203	4,409,860	4,056,996
Global Allocation Fund	1,208,449.503	17,911,673	15,758,180
High Yield Fund	1,502,787.496	10,390,329	10,158,844
The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2015

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 2): (continued)
BlackRock Variable Series Funds: (continued)
iShares® Alternative Strategies Fund	17,110.200	$177,199	$167,338
iShares® Dynamic Fixed Income Fund	31,455.647	312,734	305,120
Large Cap Core Fund	24,519.410	836,397	766,232
Large Cap Growth Fund	71,787.022	1,022,772	969,124
Large Cap Value Fund	49,465.986	643,601	562,427
Total Return Fund	682,363.458	8,074,586	7,894,946
U.S. Government Bond Fund	132,439.672	1,369,122	1,353,533
Calvert Variable Products:
SRI Balanced Portfolio	160,135.973	336,117	324,276
Columbia Funds Variable Series Trust:
AQR Managed Futures Strategy Portfolio	99,925.616	909,323	908,324
Select Large-Cap Value Portfolio	114,688.552	1,809,899	1,965,762
Select Smaller-Cap Value Portfolio	265,962.770	5,489,495	5,053,292
Seligman Global Technology Portfolio	112,740.106	2,990,291	3,041,727
Credit Suisse Trust:
Commodity Return Strategy Fund	354,286.681	1,727,313	1,385,261
DFA Investment Dimensions Group, Inc.:
VA Global Bond Portfolio	6,311,958.930	68,603,563	67,285,481
VA Global Moderate Allocation Portfolio	1,326,694.157	14,919,541	14,248,695
VA International Small Portfolio	2,732,278.940	31,524,920	30,246,328
VA International Value Portfolio	3,897,349.438	47,422,510	41,117,036
VA Short-Term Fixed Portfolio	3,431,853.527	35,044,732	34,901,950
VA U.S. Large Value Portfolio	2,831,110.242	61,995,292	58,490,736
VA U.S. Targeted Value Portfolio	2,172,505.657	37,654,798	34,412,491
Delaware VIP Trust:
Small Cap Value Series	5,604.697	195,994	188,206
The Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio	795,545.160	14,161,415	13,293,561
The Dreyfus Socially Responsible Growth Fund, Inc.	25,670.723	1,093,164	989,863
Dreyfus Stock Index Fund	740,961.045	32,539,358	32,172,529
Dreyfus Variable Investment Fund:
International Value Portfolio	375,040.325	4,139,380	3,765,404
Eaton Vance Variable Trust:
Floating-Rate Income Fund	3,753,119.553	34,901,017	33,027,453
Large-Cap Value Fund	64,753.256	690,510	542,632
Federated Insurance Series:
High Income Bond Fund II	986,718.427	6,510,717	6,275,530
Kaufmann Fund II	161,260.348	2,793,630	2,712,399
Managed Volatility Fund II	1,776,807.043	18,307,357	16,506,539
Fidelity Variable Insurance Products - Service Class II:
Balanced Portfolio	515,652.213	8,499,063	8,224,652
Contrafund Portfolio	759,972.447	26,007,243	25,276,684
Disciplined Small Cap Portfolio	73,352.259	1,157,007	1,069,476
Dynamic Capital Appreciation Portfolio	2,856.542	33,822	35,878
Equity-Income Portfolio	107,718.143	2,334,788	2,158,673
Funds Manager 20% Portfolio	1,534.012	17,501	16,874
Funds Manager 50% Portfolio	48,501.066	561,921	573,282
Funds Manager 60% Portfolio	68,221.064	780,347	753,161
Funds Manager 70% Portfolio	92.526	1,072	1,112
Growth Portfolio	87,382.350	5,584,348	5,680,727
Growth & Income Portfolio	116,685.643	2,291,989	2,163,352
Growth Opportunities Portfolio	46,824.671	1,600,016	1,470,295
High Income Portfolio	691,357.499	3,647,835	3,318,516
International Capital Appreciation Portfolio	224,904.944	3,087,621	2,977,742

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2015

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 2): (continued)
Fidelity Variable Insurance Products - Service Class II: (continued)
Investment Grade Bond Portfolio	1,105,364.121	$13,889,332	$13,363,852
Mid Cap Portfolio	135,224.128	4,686,509	4,304,183
Overseas Portfolio	335,548.351	6,779,666	6,345,219
Real Estate Portfolio	484,682.266	9,552,585	9,378,603
Strategic Income Portfolio	1,791,616.507	20,294,138	18,847,804
Target Volatility Portfolio	48,687.444	562,096	528,259
Value Portfolio	235,076.627	3,494,409	3,105,361
Value Strategies Portfolio	6,648.688	90,485	97,337
First Eagle Variable Funds:
Overseas Variable Fund	990,917.014	28,461,140	24,584,650
Franklin Templeton Variable Insurance Products Trust:
Global Real Estate II Fund	304,743.452	4,742,192	4,729,618
High Income II Fund	810,951.024	4,770,795	4,411,573
Income II Fund	987,184.941	15,511,664	14,018,027
Mutual Shares II Fund	184,074.450	4,127,747	3,534,229
Rising Dividends II Fund	1,493.816	37,447	36,927
Strategic Income II Fund	1,397,993.364	16,097,058	14,273,511
Templeton Global Bond II Fund	2,806,775.979	50,251,711	44,347,059
U.S. Government Securities II Fund	719,277.747	8,981,029	8,969,393
Goldman Sachs Variable Insurance Trust:
Global Trends Allocation Fund	14,910.263	180,528	162,224
Multi-Strategy Alternatives Fund	144,137.164	1,399,866	1,314,531
Strategic Income Fund	10,737.964	100,496	99,219
Guggenheim Variable Insurance Funds:
CSL AdvisorOne Global Diversified Equity Fund	25,724.069	1,052,541	918,349
CSL AdvisorOne Global Growth Fund	16.764	454	424
CSL AdvisorOne Growth and Income Fund	31,845.219	843,123	781,482
Global Managed Futures Strategy Fund	187,150.551	3,905,821	3,634,465
Long Short Equity Fund	165,413.386	2,533,557	2,525,862
Multi-Hedge Strategies Fund	246,164.483	5,788,111	5,930,101
Rydex Banking Fund	130,846.612	1,549,742	1,479,875
Rydex Basic Materials Fund	29,025.028	533,894	507,937
Rydex Biotechnology Fund	75,133.805	6,266,045	6,251,885
Rydex Commodities Strategy Fund	94,993.253	480,329	450,267
Rydex Consumer Products Fund	140,711.140	8,587,433	8,660,769
Rydex Dow 2X Strategy Fund	25,039.756	2,166,007	2,108,597
Rydex Electronics Fund	3,602.744	178,634	176,606
Rydex Energy Fund	45,931.317	721,326	705,504
Rydex Energy Services Fund	43,691.314	428,287	422,494
Rydex Europe 1.25X Strategy Fund	31,424.136	473,895	462,249
Rydex Financial Services Fund	170,865.176	3,762,421	3,670,184
Rydex Government Long Bond 1.2X Strategy Fund	82,109.835	2,461,777	2,441,126
Rydex Health Care Fund	98,819.703	6,001,942	5,974,639
Rydex High Yield Strategy Fund	2,612.331	64,581	65,490
Rydex Internet Fund	216,592.995	3,723,878	3,822,866
Rydex Inverse Dow 2X Strategy Fund	23,363.199	721,133	732,903
Rydex Inverse Government Long Bond Strategy Fund	24,738.570	877,016	883,414
Rydex Inverse Mid-Cap Strategy Fund	791.117	25,425	25,735
Rydex Inverse NASDAQ-100® Strategy Fund	10,866.634	235,148	236,131
Rydex Inverse Russell 2000® Strategy Fund	104,277.404	3,089,344	3,097,039
Rydex Inverse S&P 500 Strategy Fund	85,134.321	1,351,468	1,357,894
Rydex Japan 2X Strategy Fund	20,997.431	225,435	215,644
Rydex Leisure Fund	53,618.769	4,185,742	4,098,083
Rydex Mid Cap 1.5X Strategy Fund	1,908.060	60,297	59,378

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2015

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 2): (continued)
Guggenheim Variable Insurance Funds: (continued)
Rydex NASDAQ-100® Fund	511,101.272	$17,570,311	$17,459,218
Rydex NASDAQ-100® 2X Strategy Fund	367,163.898	14,643,893	14,198,230
Rydex Nova Fund	46,451.079	7,277,250	7,191,554
Rydex Precious Metals Fund	83,757.596	1,599,391	1,503,449
Rydex Real Estate Fund	47,291.008	1,619,829	1,631,540
Rydex Retailing Fund	194,582.420	3,495,737	3,403,246
Rydex Russell 2000® 1.5X Strategy Fund	10,762.089	522,392	528,310
Rydex Russell 2000® 2X Strategy Fund	4,538.866	673,477	633,944
Rydex S&P 500 2X Strategy Fund	47,390.733	7,831,289	7,828,473
Rydex S&P 500 Pure Growth Fund	136,319.356	6,059,720	5,959,881
Rydex S&P 500 Pure Value Fund	35,816.952	3,687,954	3,587,066
Rydex S&P MidCap 400 Pure Growth Fund	131,603.894	4,378,591	4,241,595
Rydex S&P MidCap 400 Pure Value Fund	16,572.855	1,506,435	1,401,897
Rydex S&P SmallCap 600 Pure Growth Fund	53,824.803	2,381,199	2,260,642
Rydex S&P SmallCap 600 Pure Value Fund	15,751.060	1,689,455	1,653,073
Rydex Strengthening Dollar 2X Strategy Fund	19,678.605	873,399	855,036
Rydex Technology Fund	55,888.096	4,080,992	4,006,619
Rydex Telecommunications Fund	7,483.712	373,765	364,532
Rydex Transportation Fund	51,076.872	1,364,910	1,287,648
Rydex U.S. Government Money Market Fund	2,768,578.439	2,768,578	2,768,576
Rydex Utilities Fund	189,416.696	4,410,995	4,328,169
Rydex Weakening Dollar 2X Strategy Fund	21,477.887	329,113	332,263
VT Floating Rate Strategies Fund	611,056.680	16,174,530	15,716,379
VT High Yield Fund	23,250.754	667,993	665,903
VT Large Cap Value Fund	795.132	27,838	26,390
VT Macro Opportunities Fund	97,747.686	2,609,790	2,519,935
VT Small Cap Value Fund	17,044.086	825,586	676,821
VT StylePlus Large Core Fund	151.970	4,781	5,219
VT StylePlus Large Growth Fund	88,500.855	1,236,594	1,337,249
VT StylePlus Mid Growth Fund	20,846.133	1,071,368	941,203
VT StylePlus Small Growth Fund	108.808	2,883	3,378
VT U.S. Total Return Bond Fund	1,802,872.847	28,550,298	28,287,074
VT World Equity Income Fund	24,325.264	312,677	294,821
Invesco Variable Insurance Funds:
Balanced-Risk Allocation Fund	226,212.184	2,642,333	2,280,217
Comstock Fund	166,811.266	3,158,911	2,930,874
Core Equity Fund	23,469.838	794,568	794,220
Diversified Dividend Fund	287,873.065	6,838,887	6,698,806
Equity and Income Fund	362,577.428	6,350,520	5,884,632
Global Health Care Fund	90,839.375	3,140,386	2,884,150
Global Real Estate Fund	574,754.451	9,704,350	9,402,983
Government Securities Fund	488,778.021	5,663,159	5,630,724
Growth and Income Fund	88,043.819	2,093,359	1,725,659
High Yield Fund	550,726.746	2,787,644	2,786,676
International Growth Fund	223,456.268	7,963,980	7,483,549
Mid Cap Core Equity Fund	214,292.466	2,917,286	2,552,222
Money Market Fund	374,712,182.898	374,712,183	374,712,176
Technology Fund	149,156.357	2,828,775	2,808,616
Value Opportunities Fund	13,848.948	132,444	107,882
Ivy Funds Variable Insurance Portfolios, Inc.:
Asset Strategy Portfolio	1,274,852.580	14,424,122	10,586,122
Balanced Portfolio	579,459.423	5,507,705	5,075,774
Bond Portfolio	257,501.827	1,359,962	1,338,752
Dividend Opportunities Portfolio	24,365.632	199,447	190,451

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2015

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 2): (continued)
Ivy Funds Variable Insurance Portfolios, Inc.: (continued)
Energy Portfolio	397,549.050	$2,624,742	$2,003,766
Global Bond Portfolio	104,715.483	528,437	495,944
Global Natural Resources Portfolio	193,797.605	958,039	709,958
Growth Portfolio	4,151.497	49,557	47,401
High Income Portfolio	2,258,356.005	8,008,726	7,568,429
Limited Term Bond	758,018.092	3,713,526	3,690,941
Mid Cap Growth Portfolio	389,156.635	3,997,100	3,666,595
Science and Technology Portfolio	316,541.921	7,887,040	7,266,409
Value Portfolio	192,058.787	1,228,799	1,181,584
Janus Aspen Series - Institutional:
Balanced Portfolio	929,312.075	28,537,474	27,953,708
Enterprise Portfolio	235,276.180	14,031,904	13,488,382
Forty Portfolio	347,857.559	12,654,531	12,651,578
Global Research Portfolio	27,952.271	1,186,221	1,124,799
Janus Portfolio	81,063.273	2,556,030	2,499,990
Overseas Portfolio	118,223.012	4,330,539	3,404,822
Perkins Mid Cap Value Portfolio	443,981.134	7,723,564	7,196,935
Janus Aspen Series - Service:
Flexible Bond Portfolio	2,156,257.974	27,935,327	27,298,226
Global Allocation Portfolio - Moderate	1,676.742	19,278	18,796
Global Technology Portfolio	15,032.253	131,187	116,501
John Hancock Variable Insurance Trust:
Emerging Markets Value Trust Fund	60,646.994	444,741	426,348
JPMorgan Insurance Trust:
Global Allocation Portfolio	9,135.469	138,540	132,008
Income Builder Portfolio	22,349.155	222,060	215,222
Lazard Retirement Series, Inc:
Emerging Markets Equity Portfolio	1,336,832.436	28,003,764	20,988,269
Global Dynamic Multi Asset Portfolio	104,227.152	1,273,911	1,199,655
International Equity Portfolio	1,160,853.072	15,465,618	14,255,275
US Small-Mid Cap Equity Portfolio	216,396.197	1,727,728	1,599,169
US Strategic Equity Portfolio	165,734.359	1,972,059	1,763,413
Legg Mason Partners Variable Equity Trust:
BW Absolute Return Opportunities Portfolio	112,442.006	1,094,129	1,002,982
ClearBridge Aggressive Growth Portfolio	492,129.628	15,064,772	12,933,166
ClearBridge Dividend Strategy Portfolio	143,062.816	2,231,183	2,145,941
ClearBridge Large Cap Growth Portfolio	299,371.300	6,771,519	6,322,723
ClearBridge Small Cap Growth Portfolio	96,918.470	2,101,708	1,968,414
QS Dynamic Multi-Strategy Portfolio	134,058.434	1,742,200	1,624,788
Legg Mason Partners Variable Income Trust:
Western Asset Global High Yield Bond Portfolio	256,617.306	1,888,595	1,675,710
Lord Abbett Series Fund, Inc:
Bond Debenture Portfolio	1,571,844.071	18,798,627	17,510,342
Calibrated Dividend Growth Portfolio	227,846.220	3,559,556	3,098,709
Classic Stock Portfolio	6,562.089	93,900	76,513
Growth and Income Portfolio	80,576.071	2,592,288	2,595,355
International Opportunities Portfolio	760,643.009	6,851,136	6,252,486
Nationwide Variable Insurance Trust:
Bond Index Fund	252,894.345	2,716,471	2,625,043
International Index Fund	1,123,642.036	10,556,045	9,786,922
Mid Cap Index Fund	315,611.797	7,222,186	7,085,486
S&P 500 Index Fund	868,580.069	12,431,873	12,151,437
Small Cap Index Fund	697,487.623	9,157,125	8,362,877

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2015

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 2): (continued)
Neuberger Berman Advisers Management Trust:
Absolute Return Multi-Manager Portfolio	69,110.004	$678,486	$648,944
Large Cap Value Portfolio	101,064.300	1,471,993	1,333,037
Mid Cap Growth Portfolio	186,170.290	4,806,359	4,231,651
Mid Cap Intrinsic Value Portfolio	283,110.150	5,102,540	4,487,296
Short Duration Bond Portfolio	544,175.393	5,810,456	5,724,726
Socially Responsive Portfolio	91,025.727	2,126,621	1,953,412
Northern Lights Variable Trust:
7Twelve Balanced Portfolio Cl 3	31,959.783	363,194	331,103
7Twelve Balanced Portfolio Cl 4	20,317.588	233,390	211,303
Adaptive Allocation Portfolio	10,142.665	104,185	97,876
BTS Tactical Fixed Income Portfolio	6,683.414	64,407	63,426
Changing Parameters Portfolio	1,366,266.764	12,399,205	11,927,509
JNF SSGA Retirement Income Portfolio	133,929.770	1,339,030	1,137,064
JNF SSGA Sector Rotation Portfolio	75,893.324	2,372,384	2,058,987
JNF SSGA Tactical Allocation Portfolio	60,715.904	1,160,138	962,954
Mariner Managed Futures Strategy Portfolio	669,617.255	6,641,076	6,173,871
Power Income Portfolio	343,357.313	3,467,948	3,220,692
Probabilities Portfolio	2,822,818.430	28,433,414	25,800,560
TOPS Aggressive Growth ETF - Class 1	6,756.024	78,784	77,222
TOPS Balanced ETF - Class 1	2,044.400	25,222	22,345
TOPS Conservative ETF - Class 1	23,457.193	252,497	250,992
TOPS Conservative ETF - Class 2	171,152.616	1,907,897	1,819,353
TOPS Growth ETF - Class 1	150,075.103	1,785,215	1,832,417
TOPS Growth ETF - Class 2	4,264.050	48,981	51,382
TOPS Managed Risk Balanced ETF - Class 1	84,558.226	986,361	908,999
TOPS Managed Risk Balanced ETF - Class 2	196,068.256	2,252,191	2,094,009
TOPS Managed Risk Growth ETF - Class 1	3,042,135.219	33,130,807	32,033,683
TOPS Managed Risk Growth ETF - Class 2	16,555.625	184,422	173,337
TOPS Managed Risk Moderate Growth ETF - Class 1	271,746.538	3,141,464	2,945,733
TOPS Managed Risk Moderate Growth ETF - Class 2	138,283.255	1,658,862	1,492,077
TOPS Moderate Growth ETF - Class 1	159,255.055	1,608,503	1,603,698
TOPS Moderate Growth ETF - Class 2	3,270.208	35,662	31,950
Oppenheimer Variable Account Funds:
Conservative Balanced Fund	8,049.784	103,009	114,951
Core Bond Fund	536,387.286	4,090,170	4,081,907
Global Fund	225,356.079	9,135,900	8,471,135
Global Multi-Alternatives Fund	23,912.893	240,759	230,759
Global Strategic Income Fund	281,206.834	1,495,534	1,406,035
International Growth Fund	5,181,078.519	12,978,472	11,864,670
Main Street® Fund	96,441.078	2,876,420	2,794,862
PIMCO Variable Insurance Trust:
All Asset Portfolio	2,067,733.584	22,890,623	18,816,375
All Asset All Authority Portfolio - Administrative	276,088.244	2,472,305	2,112,075
All Asset All Authority Portfolio - Institutional	90,128.023	868,666	689,479
CommodityRealReturn Strategy Portfolio	1,121,906.807	11,753,666	7,752,375
Emerging Markets Bond Portfolio	1,186,265.055	14,918,635	13,879,300
Foreign Bond Unhedged Portfolio	491,493.469	5,224,936	4,723,253
Foreign Bond US Dollar-Hedged Portfolio	2,513,804.412	27,672,286	26,495,499
Global Advantage Strategy Bond Portfolio	23,527.765	230,646	206,338
Global Bond Unhedged Portfolio	172,095.264	1,999,518	1,937,791
Global Diversified Allocation Portfolio	6,257.146	67,174	57,128
Global Multi-Asset Portfolio	87,274.577	1,072,227	988,821
High Yield Portfolio	3,007,247.717	22,690,928	21,832,618
Long-Term US Government Portfolio	409,092.921	4,857,935	4,761,842

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2015

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 2): (continued)
PIMCO Variable Insurance Trust: (continued)
Low Duration Portfolio	3,106,350.649	$32,826,210	$31,840,094
Real Return Portfolio	1,469,978.512	19,126,500	17,536,843
Short-Term Portfolio	2,333,086.902	24,048,224	23,960,802
Total Return Portfolio	9,000,335.993	100,715,367	95,223,555
Unconstrained Bond Portfolio	1,085,174.575	11,368,666	10,764,932
Pioneer Variable Contracts Trust:
Bond Portfolio	1,176,492.321	13,066,847	12,764,940
Disciplined Value Portfolio	99,655.884	1,220,033	1,108,174
Emerging Markets Portfolio	43,627.158	731,564	656,153
Equity Income Portfolio	178,852.942	5,185,847	5,066,903
Fund Portfolio	17,725.709	386,734	350,792
High Yield Portfolio	261,159.700	2,317,689	2,217,246
Mid Cap Value Portfolio	60,599.254	1,283,634	1,133,205
Strategic Income Portfolio	1,543,115.485	15,809,463	15,060,808
ProFunds VP:
Access VP High Yield Fund	34,301.236	956,196	943,627
Asia 30 Fund	51,887.464	2,510,722	2,463,099
Banks Fund	66,958.445	1,253,574	1,206,591
Basic Materials Fund	12,899.843	644,307	619,322
Bear Fund	54,584.837	505,421	506,002
Biotechnology Fund	44,457.950	3,160,977	3,062,710
Bull Fund	405,611.851	16,665,826	16,455,671
Consumer Goods Fund	36,504.037	2,119,205	2,108,837
Consumer Services Fund	30,977.183	1,867,496	1,849,339
Emerging Markets Fund	13,186.099	256,123	248,690
Europe 30 Fund	68,791.440	1,408,518	1,368,261
Falling U.S. Dollar Fund	128.717	2,825	2,812
Financials Fund	154,661.601	4,879,029	4,786,776
Health Care Fund	64,069.206	4,275,028	4,299,684
Industrials Fund	18,922.213	1,131,883	1,101,083
International Fund	16,341.722	323,930	317,846
Internet Fund	42,119.601	3,495,431	3,473,603
Japan Fund	156,086.288	1,795,194	1,706,025
Large-Cap Growth Fund	72,025.648	4,309,865	4,276,884
Large-Cap Value Fund	5,067.162	184,061	184,445
Mid-Cap Fund	685,175.615	20,201,385	20,185,274
Mid-Cap Growth Fund	89,025.546	3,728,844	3,679,426
Mid-Cap Value Fund	58,239.831	2,231,496	2,146,721
Money Market Fund	55,479,279.464	55,479,279	55,479,282
NASDAQ-100 Fund	384,949.462	12,567,249	12,533,956
Oil & Gas Fund	30,868.313	1,082,030	972,969
Pharmaceuticals Fund	22,731.459	921,995	897,211
Precious Metals Fund	37,811.784	472,054	455,253
Real Estate Fund	20,157.823	1,261,605	1,262,082
Rising Rates Opportunity Fund	192,267.272	1,082,830	1,072,850
Semiconductor Fund	40,798.896	1,238,517	1,249,262
Short Emerging Markets Fund	226,793.178	3,142,808	3,184,177
Short International Fund	26,942.080	344,343	342,703
Short Mid-Cap Fund	4,406.975	30,829	30,497
Short NASDAQ-100 Fund	5,389.211	91,196	91,616
Short Small-Cap Fund	2,576.627	49,529	49,755
Small Cap Fund	157,505.287	4,899,887	4,649,556
Small-Cap Growth Fund	55,934.183	1,896,250	1,865,403
Small-Cap Value Fund	43,843.784	1,608,860	1,573,992

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2015

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 2): (continued)
ProFunds VP: (continued)
Technology Fund	60,438.357	$1,737,287	$1,674,748
Telecommunications Fund	12,848.076	111,393	109,338
U.S. Government Plus Fund	112,929.487	2,585,281	2,569,145
UltraBull Fund	53,216.242	748,943	742,900
UltraMid-Cap Fund	6,192.313	312,267	308,066
UltraNASDAQ-100 Fund	24,592.408	1,711,943	1,713,844
UltraShort NASDAQ-100 Fund	14,624.278	181,673	182,365
UltraSmall-Cap Fund	29,556.303	536,053	533,787
Utilities Fund	27,339.974	1,090,712	1,083,482
Putnam Variable Trust Class IB:
Absolute Return 500 Fund	321,316.458	3,372,755	3,322,412
American Government Income Fund	146,724.605	1,425,552	1,426,163
Diversified Income Fund	682,986.855	4,359,440	4,248,178
Equity Income Fund	270,646.992	5,978,868	5,832,441
High Yield Fund	174,940.317	1,094,003	1,042,645
Income Fund	682,541.312	7,965,379	7,630,811
Voyager Fund	32,239.105	1,569,975	1,409,494
Redwood Investment Management, LLC:
Managed Volatility Portfolio Class I	2,053,168.421	20,177,414	19,156,061
Managed Volatility Portfolio Class N	545,943.959	5,351,511	5,071,819
Royce Capital Fund:
Micro-Cap Portfolio	231,594.510	2,565,800	2,163,093
Small-Cap Portfolio	838,640.052	9,863,397	7,069,736
Russell Investment Funds:
Aggressive Equity Fund	1,549.038	23,969	20,029
Balanced Strategy Fund	82,076.520	815,088	769,878
Core Bond Fund	39,222.759	413,380	402,818
Equity Growth Strategy Fund	24,725.579	213,934	204,727
Global Real Estate Securities Fund	111,596.786	1,760,575	1,641,588
Moderate Strategy Fund	30,984.259	317,931	303,026
Multi-Style Equity Fund	11,540.864	206,242	192,040
Non U.S. Fund	12,760.167	135,066	143,680
SEI Insurance Products Trust:
Balanced Strategy Fund	9,466.587	101,795	92,299
Conservative Strategy Fund	139,385.610	1,418,996	1,392,462
Defensive Strategy Fund	44,948.504	448,835	444,091
Market Growth Strategy Fund	267,248.022	2,858,704	2,602,996
Market Plus Strategy Fund	141,322.533	1,465,823	1,396,266
Moderate Strategy Fund	145,254.614	1,540,444	1,442,379
T. Rowe Price Equity Series, Inc.:
Blue Chip Growth Portfolio II	1,504,830.780	31,457,942	33,663,065
Equity Income Portfolio II	434,285.948	12,109,673	11,608,464
Health Sciences Portfolio II	779,755.873	31,941,346	29,373,404
T. Rowe Price Fixed Income Series, Inc.:
Limited-Term Bond Portfolio II	2,135,681.419	10,332,679	10,293,983
Third Avenue Variable Series Trust:
Value Portfolio	257,247.168	4,222,929	3,791,823
Timothy Plan Variable Series:
Conservative Growth Portfolio	254,652.995	2,966,791	2,722,242
Strategic Growth Portfolio	220,797.951	2,467,511	2,309,547
Tortoise Variable Insurance Portfolio:
MLP & Pipeline Fund	361,462.364	3,172,391	2,269,984
Van Eck VIP Trust:
Emerging Markets Fund	1,332,766.181	16,704,735	13,994,045

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2015

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 2): (continued)
Van Eck VIP Trust: (continued)
Global Gold Fund	171,577.438	$960,995	$830,436
Global Hard Assets Fund	147,628.447	3,763,155	2,491,968
Unconstrained Emerging Markets Bond Fund	116,318.469	1,067,095	887,509
Vanguard Variable Insurance Fund:
Balanced Portfolio	1,579,678.039	36,437,573	35,258,415
Capital Growth Portfolio	487,857.365	12,528,874	12,996,519
Diversified Value Portfolio	776,327.663	12,986,988	12,848,223
Equity Income Portfolio	1,974,688.333	42,143,456	41,902,886
Equity Index Portfolio	1,387,458.639	45,371,559	46,132,999
Growth Portfolio	788,097.567	17,540,140	17,795,242
High Yield Bond Portfolio	2,449,465.973	19,625,762	18,591,448
International Portfolio	1,638,909.122	34,335,497	32,450,400
Mid-Cap Index Portfolio	1,289,602.092	27,306,932	26,772,140
REIT Index Portfolio	3,197,066.097	42,427,396	44,023,599
Short-Term Investment Grade Portfolio	8,990,727.021	95,443,982	94,852,169
Small Company Growth Portfolio	674,255.623	15,537,421	14,017,774
Total Bond Market Index Portfolio	6,596,563.435	78,622,655	77,773,484
Total Stock Market Index Portfolio	1,920,482.906	60,481,815	61,570,684
Virtus Variable Insurance Trust:
Equity Trend Series	460,486.396	5,844,172	5,240,335
International Series	158,167.956	2,787,903	2,215,933
Multi-Sector Fixed Income Series	668,650.880	6,370,249	5,850,694
Real Estate Securities Series	184,041.778	4,931,367	4,205,354
Wells Fargo VT Funds:
Discovery Fund	162,555.830	4,876,090	4,224,828
Opportunity Fund	24,406.440	676,722	611,381
Small Cap Value Fund	64,510.460	697,169	641,234
Westchester Capital Management:
Merger Fund VL	1,230,661.821	13,432,351	12,885,030
Wilshire Variable Insurance Trust:
2015 ETF Fund	3,947.878	48,611	43,347
2035 ETF Fund	25,500.658	279,531	282,547
Total investment in portfolio shares			$3,138,658,215
Dividend Receivable			63,654
Total assets			$3,138,721,869

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2015

VALUE
Net assets attributable to:
Contract owners' deferred annuity reserves:
AB Variable Products Series Fund, Inc.:
Dynamic Asset Allocation Portfolio	$1,445,988
Global Thematic Growth Portfolio	397,627
Growth and Income Portfolio	7,939,474
International Growth Portfolio	1,298,833
International Value Portfolio	1,446,798
Small Cap Growth Portfolio	1,037,396
Small-Mid Cap Value Portfolio	5,635,141
Advisors Preferred Trust:
Gold Bullion Strategy Portfolio	2,161,312
The Alger Portfolios:
Capital Appreciation Portfolio	17,013,174
Large Cap Growth Portfolio	2,272,963
Mid Cap Growth Portfolio	795,480
Small Cap Growth Portfolio	158,070
ALPS Variable Investment Trust:
ALPS/Alerian Energy Infrastructure Portfolio	6,486,304
ALPS/Red Rocks Private Listed Equity Portfolio	240,424
ALPS Variable Investment Trust:
Ibbotson ETF Asset Allocation Series:
Aggressive Growth ETF Portfolio	561,695
Balanced ETF Portfolio	8,415,452
Conservative ETF Portfolio	2,163,551
Growth ETF Portfolio	5,036,938
Income and Growth ETF Portfolio	1,873,023
American Century Variable Portfolios, Inc:
Balanced Fund	4,884,784
Income & Growth Fund	6,317,349
Inflation Protection Fund	4,830,006
International Fund	2,700,937
Large Company Value Fund	4,293,385
Mid Cap Value Fund	9,169,533
Ultra Fund	1,777,936
Value Fund	7,376,762
American Funds Insurance Series:
Asset Allocation Fund	11,988,587
Blue Chip Income and Growth Fund	2,546,210
Bond Fund	6,988,176
Global Bond Fund	1,141,477
Growth Fund	7,968,267
Growth-Income Fund	7,504,450
High Income Bond Fund	591,235
International Fund	7,008,762
Managed Risk Asset Allocation Fund	1,064,032
Managed Risk Blue Chip Income and Growth Fund	328,780
Managed Risk Growth Fund	294,987
Managed Risk Growth-Income Fund	231,633
Managed Risk International Fund	53,252
Mortgage Fund	6,150,994
New World Fund	1,184,818
BlackRock Variable Series Funds:
Capital Appreciation Fund	129,509
Equity Dividend Fund	4,052,457
Global Allocation Fund	15,758,180
High Yield Fund	10,205,922

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2015

VALUE
Net assets attributable to: (continued)
Contract owners' deferred annuity reserves: (continued)
BlackRock Variable Series Funds: (continued)
iShares® Alternative Strategies Fund	$167,338
iShares® Dynamic Fixed Income Fund	305,120
Large Cap Core Fund	766,232
Large Cap Growth Fund	969,124
Large Cap Value Fund	562,427
Total Return Fund	7,907,693
U.S. Government Bond Fund	1,357,362
Calvert Variable Products:
SRI Balanced Portfolio	324,276
Columbia Funds Variable Series Trust:
AQR Managed Futures Strategy Portfolio	908,324
Select Large-Cap Value Portfolio	1,965,762
Select Smaller-Cap Value Portfolio	5,053,292
Seligman Global Technology Portfolio	3,041,727
Credit Suisse Trust:
Commodity Return Strategy Fund	1,383,744
DFA Investment Dimensions Group, Inc.:
VA Global Bond Portfolio	67,285,481
VA Global Moderate Allocation Portfolio	14,248,695
VA International Small Portfolio	30,246,328
VA International Value Portfolio	41,117,036
VA Short-Term Fixed Portfolio	34,901,950
VA U.S. Large Value Portfolio	58,490,736
VA U.S. Targeted Value Portfolio	34,412,491
Delaware VIP Trust:
Small Cap Value Series	188,206
The Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio	13,293,561
The Dreyfus Socially Responsible Growth Fund, Inc.	989,863
Dreyfus Stock Index Fund	32,172,529
Dreyfus Variable Investment Fund:
International Value Portfolio	3,765,404
Eaton Vance Variable Trust:
Floating-Rate Income Fund	33,020,338
Large-Cap Value Fund	542,632
Federated Insurance Series:
High Income Bond Fund II	6,275,530
Kaufmann Fund II	2,712,399
Managed Volatility Fund II	16,506,539
Fidelity Variable Insurance Products:
Balanced Portfolio	8,224,652
Contrafund Portfolio	25,276,684
Disciplined Small Cap Portfolio	1,069,476
Dynamic Capital Appreciation Portfolio	35,878
Equity-Income Portfolio	2,158,673
Funds Manager 20% Portfolio	16,874
Funds Manager 50% Portfolio	573,282
Funds Manager 60% Portfolio	753,161
Funds Manager 70% Portfolio	1,112
Growth Portfolio	5,680,727
Growth & Income Portfolio	2,163,352
Growth Opportunities Portfolio	1,470,295
High Income Portfolio	3,318,516
International Capital Appreciation Portfolio	2,977,742

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2015

VALUE
Net assets attributable to: (continued)
Contract owners' deferred annuity reserves: (continued)
Fidelity Variable Insurance Products: (continued)
Investment Grade Bond Portfolio	$13,363,852
Mid Cap Portfolio	4,304,183
Overseas Portfolio	6,340,765
Real Estate Portfolio	9,378,603
Strategic Income Portfolio	18,829,586
Target Volatility Portfolio	528,259
Value Portfolio	3,105,361
Value Strategies Portfolio	97,337
First Eagle Variable Funds:
Overseas Variable Fund	24,576,775
Franklin Templeton Variable Insurance Products Trust:
Global Real Estate II Fund	4,729,618
High Income II Fund	4,411,573
Income II Fund	13,999,001
Mutual Shares II Fund	3,534,229
Rising Dividends II Fund	36,927
Strategic Income II Fund	14,273,511
Templeton Global Bond II Fund	44,328,913
U.S. Government Securities II Fund	8,969,393
Goldman Sachs Variable Insurance Trust:
Global Trends Allocation Fund	162,224
Multi-Strategy Alternatives Fund	1,314,531
Strategic Income Fund	99,219
Guggenheim Variable Insurance Funds:
CSL AdvisorOne Global Diversified Equity Fund	918,349
CSL AdvisorOne Global Growth Fund	424
CSL AdvisorOne Growth and Income Fund	781,482
Global Managed Futures Strategy Fund	3,634,465
Long Short Equity Fund	2,525,862
Multi-Hedge Strategies Fund	5,930,101
Rydex Banking Fund	1,479,875
Rydex Basic Materials Fund	507,937
Rydex Biotechnology Fund	6,249,934
Rydex Commodities Strategy Fund	450,267
Rydex Consumer Products Fund	8,660,769
Rydex Dow 2X Strategy Fund	2,108,597
Rydex Electronics Fund	176,606
Rydex Energy Fund	705,504
Rydex Energy Services Fund	422,494
Rydex Europe 1.25X Strategy Fund	462,249
Rydex Financial Services Fund	3,670,184
Rydex Government Long Bond 1.2X Strategy Fund	2,441,126
Rydex Health Care Fund	5,974,639
Rydex High Yield Strategy Fund	65,490
Rydex Internet Fund	3,822,866
Rydex Inverse Dow 2X Strategy Fund	732,903
Rydex Inverse Government Long Bond Strategy Fund	883,414
Rydex Inverse Mid-Cap Strategy Fund	25,735
Rydex Inverse NASDAQ-100® Strategy Fund	236,131
Rydex Inverse Russell 2000® Strategy Fund	3,097,039
Rydex Inverse S&P 500 Strategy Fund	1,357,894
Rydex Japan 2X Strategy Fund	215,644
Rydex Leisure Fund	4,098,083
Rydex Mid Cap 1.5X Strategy Fund	59,378

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2015

VALUE
Net assets attributable to: (continued)
Contract owners' deferred annuity reserves: (continued)
Guggenheim Variable Insurance Funds: (continued)
Rydex NASDAQ-100® Fund	$17,459,218
Rydex NASDAQ-100® 2X Strategy Fund	14,198,230
Rydex Nova Fund	7,191,554
Rydex Precious Metals Fund	1,502,894
Rydex Real Estate Fund	1,631,540
Rydex Retailing Fund	3,403,246
Rydex Russell 2000® 1.5X Strategy Fund	528,310
Rydex Russell 2000® 2X Strategy Fund	633,944
Rydex S&P 500 2X Strategy Fund	7,828,473
Rydex S&P 500 Pure Growth Fund	5,959,881
Rydex S&P 500 Pure Value Fund	3,587,066
Rydex S&P MidCap 400 Pure Growth Fund	4,241,595
Rydex S&P MidCap 400 Pure Value Fund	1,401,897
Rydex S&P SmallCap 600 Pure Growth Fund	2,260,642
Rydex S&P SmallCap 600 Pure Value Fund	1,653,073
Rydex Strengthening Dollar 2X Strategy Fund	855,036
Rydex Technology Fund	4,006,619
Rydex Telecommunications Fund	364,532
Rydex Transportation Fund	1,287,648
Rydex U.S. Government Money Market Fund	2,768,576
Rydex Utilities Fund	4,328,169
Rydex Weakening Dollar 2X Strategy Fund	332,263
VT Floating Rate Strategies Fund	15,716,379
VT High Yield Fund	665,903
VT Large Cap Value Fund	26,390
VT Macro Opportunities Fund	2,519,935
VT Small Cap Value Fund	676,821
VT StylePlus Large Core Fund	5,219
VT StylePlus Large Growth Fund	1,337,249
VT StylePlus Mid Growth Fund	941,203
VT StylePlus Small Growth Fund	3,378
VT U.S. Total Return Bond Fund	28,283,234
VT World Equity Income Fund	294,821
Invesco Variable Insurance Funds:
Balanced-Risk Allocation Fund	2,280,217
Comstock Fund	2,930,874
Core Equity Fund	794,220
Diversified Dividend Fund	6,698,806
Equity and Income Fund	5,884,632
Global Health Care Fund	2,882,218
Global Real Estate Fund	9,402,983
Government Securities Fund	5,628,599
Growth and Income Fund	1,725,659
High Yield Fund	2,786,676
International Growth Fund	7,483,549
Mid Cap Core Equity Fund	2,551,858
Money Market Fund	374,707,329
Technology Fund	2,808,616
Value Opportunities Fund	107,882
Ivy Funds Variable Insurance Portfolios, Inc.:
Asset Strategy Portfolio	10,576,569
Balanced Portfolio	5,064,798
Bond Portfolio	1,338,752
Dividend Opportunities Portfolio	190,451

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2015

VALUE
Net assets attributable to: (continued)
Contract owners' deferred annuity reserves: (continued)
Ivy Funds Variable Insurance Portfolios, Inc.: (continued)
Energy Portfolio	$2,003,766
Global Bond Portfolio	495,944
Global Natural Resources Portfolio	709,958
Growth Portfolio	47,401
High Income Portfolio	7,564,792
Limited Term Bond	3,690,941
Mid Cap Growth Portfolio	3,652,959
Science and Technology Portfolio	7,266,409
Value Portfolio	1,181,584
Janus Aspen Series - Institutional:
Balanced Portfolio	27,951,051
Enterprise Portfolio	13,488,382
Forty Portfolio	12,651,578
Global Research Portfolio	1,124,799
Janus Portfolio	2,499,990
Overseas Portfolio	3,404,822
Perkins Mid Cap Value Portfolio	7,196,935
Janus Aspen Series - Service:
Flexible Bond Portfolio	27,298,226
Global Allocation Portfolio - Moderate	18,796
Global Technology Portfolio	116,501
John Hancock Variable Insurance Trust:
Emerging Market Value Trust Fund	426,348
JPMorgan Insurance Trust:
Global Allocation Portfolio	132,008
Income Builder Portfolio	215,222
Lazard Retirement Series, Inc:
Emerging Markets Equity Portfolio	20,988,269
Global Dynamic Multi Asset Portfolio	1,199,655
International Equity Portfolio	14,255,275
US Small-Mid Cap Equity Portfolio	1,599,169
US Strategic Equity Portfolio	1,763,413
Legg Mason Partners Variable Equity Trust:
BW Absolute Return Opportunities Portfolio	1,002,982
ClearBridge Aggressive Growth Portfolio	12,933,166
ClearBridge Dividend Strategy Portfolio	2,145,941
ClearBridge Large Cap Growth Portfolio	6,322,723
ClearBridge Small Cap Growth Portfolio	1,968,414
QS Dynamic Multi-Strategy Portfolio	1,624,788
Legg Mason Partners Variable Income Trust:
Western Asset Global High Yield Bond Portfolio	1,675,710
Lord Abbett Series Fund, Inc:
Bond Debenture Portfolio	17,445,071
Calibrated Dividend Growth Portfolio	3,098,709
Classic Stock Portfolio	76,513
Growth and Income Portfolio	2,590,886
International Opportunities Portfolio	6,252,486
Nationwide Variable Insurance Trust:
Bond Index Fund	2,625,043
International Index Fund	9,786,922
Mid Cap Index Fund	7,085,486
S&P 500 Index Fund	12,151,437
Small Cap Index Fund	8,362,877

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2015

VALUE
Net assets attributable to: (continued)
Contract owners' deferred annuity reserves: (continued)
Neuberger Berman Advisers Management Trust:
Absolute Return Multi-Manager Portfolio	$648,944
Large Cap Value Portfolio	1,333,037
Mid Cap Growth Portfolio	4,231,651
Mid Cap Intrinsic Value Portfolio	4,487,296
Short Duration Bond Portfolio	5,724,726
Socially Responsive Portfolio	1,953,412
Northern Lights Variable Trust:
7Twelve Balanced Portfolio Cl 3	331,103
7Twelve Balanced Portfolio Cl 4	211,303
Adaptive Allocation Portfolio	97,876
BTS Tactical Fixed Income Portfolio	63,426
Changing Parameters Portfolio	11,927,509
JNF SSGA Retirement Income Portfolio	1,137,064
JNF SSGA Sector Rotation Portfolio	2,058,987
JNF SSGA Tactical Allocation Portfolio	962,954
Mariner Managed Futures Strategy Portfolio	6,173,871
Power Income Portfolio	3,220,692
Probabilities Portfolio	25,800,560
TOPS Aggressive Growth ETF - Class 1	77,222
TOPS Balanced ETF - Class 1	22,345
TOPS Conservative ETF - Class 1	250,992
TOPS Conservative ETF - Class 2	1,819,353
TOPS Growth ETF - Class 1	1,832,417
TOPS Growth ETF - Class 2	51,382
TOPS Managed Risk Balanced ETF - Class 1	908,999
TOPS Managed Risk Balanced ETF - Class 2	2,094,009
TOPS Managed Risk Growth ETF - Class 1	32,033,683
TOPS Managed Risk Growth ETF - Class 2	173,337
TOPS Managed Risk Moderate Growth ETF - Class 1	2,945,733
TOPS Managed Risk Moderate Growth ETF - Class 2	1,492,077
TOPS Moderate Growth ETF - Class 1	1,603,698
TOPS Moderate Growth ETF - Class 2	31,950
Oppenheimer Variable Account Funds:
Conservative Balanced Fund	114,951
Core Bond Fund	4,081,907
Global Fund	8,471,135
Global Multi - Alternatives Fund	230,759
Global Strategic Income Fund	1,406,035
International Growth Fund	11,864,670
Main Street® Fund	2,794,862
PIMCO Variable Insurance Trust:
All Asset Portfolio	18,812,460
All Asset All Authority Portfolio - Administrative	2,112,075
All Asset All Authority Portfolio - Institutional	689,479
CommodityRealReturn Strategy Portfolio	7,752,375
Emerging Markets Bond Portfolio	13,871,557
Foreign Bond Unhedged Portfolio	4,723,253
Foreign Bond US Dollar-Hedged Portfolio	26,495,499
Global Advantage Strategy Bond Portfolio	206,338
Global Bond Unhedged Portfolio	1,934,987
Global Diversified Allocation Portfolio	57,128
Global Multi-Asset Portfolio	988,821
High Yield Portfolio	21,832,618
Long-Term US Government Portfolio	4,760,074

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2015

VALUE
Net assets attributable to: (continued)
Contract owners' deferred annuity reserves: (continued)
PIMCO Variable Insurance Trust: (continued)
Low Duration Portfolio	$31,840,094
Real Return Portfolio	17,536,051
Short-Term Portfolio	23,960,802
Total Return Portfolio	95,192,649
Unconstrained Bond Portfolio	10,764,932
Pioneer Variable Contracts Trust:
Bond Portfolio	12,764,940
Disciplined Value Portfolio	1,108,174
Emerging Markets Portfolio	656,153
Equity Income Portfolio	5,066,903
Fund Portfolio	350,792
High Yield Portfolio	2,205,497
Mid Cap Value Portfolio	1,133,205
Strategic Income Portfolio	15,060,808
ProFunds VP:
Access VP High Yield Fund	943,627
Asia 30 Fund	2,463,099
Banks Fund	1,206,591
Basic Materials Fund	617,619
Bear Fund	506,002
Biotechnology Fund	3,060,278
Bull Fund	16,455,671
Consumer Goods Fund	2,108,837
Consumer Services Fund	1,849,339
Emerging Markets Fund	248,690
Europe 30 Fund	1,368,261
Falling U.S. Dollar Fund	2,812
Financials Fund	4,784,420
Health Care Fund	4,299,684
Industrials Fund	1,101,083
International Fund	317,846
Internet Fund	3,473,603
Japan Fund	1,706,025
Large-Cap Growth Fund	4,276,884
Large-Cap Value Fund	184,445
Mid-Cap Fund	20,185,274
Mid-Cap Growth Fund	3,679,426
Mid-Cap Value Fund	2,144,568
Money Market Fund	55,479,282
NASDAQ-100 Fund	12,533,956
Oil & Gas Fund	972,969
Pharmaceuticals Fund	897,211
Precious Metals Fund	454,716
Real Estate Fund	1,262,082
Rising Rates Opportunity Fund	1,072,850
Semiconductor Fund	1,249,262
Short Emerging Markets Fund	3,184,177
Short International Fund	342,703
Short Mid-Cap Fund	30,497
Short NASDAQ-100 Fund	91,616
Short Small-Cap Fund	49,755
Small Cap Fund	4,646,950
Small-Cap Growth Fund	1,865,403
Small-Cap Value Fund	1,573,992
The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2015

VALUE
Net assets attributable to: (continued)
Contract owners' deferred annuity reserves: (continued)
ProFunds VP: (continued)
Technology Fund	$1,672,379
Telecommunications Fund	109,338
U.S. Government Plus Fund	2,569,145
UltraBull Fund	742,900
UltraMid-Cap Fund	308,066
UltraNASDAQ-100 Fund	1,713,844
UltraShort NASDAQ-100 Fund	182,365
UltraSmall-Cap Fund	533,787
Utilities Fund	1,080,041
Putnam Variable Trust:
Absolute Return 500 Fund	3,322,412
American Government Income Fund	1,426,163
Diversified Income Fund	4,246,077
Equity Income Fund	5,832,441
High Yield Fund	1,042,645
Income Fund	7,627,061
Voyager Fund	1,409,494
Redwood Investment Management, LLC:
Managed Volatility Portfolio Class I	19,156,061
Managed Volatility Portfolio Class N	5,071,819
Royce Capital Fund:
Micro-Cap Portfolio	2,163,093
Small-Cap Portfolio	7,067,157
Russell Investment Funds:
Aggressive Equity Fund	20,029
Balanced Strategy Fund	769,878
Core Bond Fund	402,818
Equity Growth Strategy Fund	204,727
Global Real Estate Securities Fund	1,641,588
Moderate Strategy Fund	303,026
Multi-Style Equity Fund	192,040
Non U.S. Fund	143,680
SEI Insurance Products Trust:
Balanced Strategy Fund	92,299
Conservative Strategy Fund	1,392,462
Defensive Strategy Fund	444,091
Market Growth Strategy Fund	2,602,996
Market Plus Strategy Fund	1,396,266
Moderate Strategy Fund	1,442,379
T. Rowe Price Equity Series, Inc.:
Blue Chip Growth Portfolio II	33,650,895
Equity Income Portfolio II	11,593,487
Health Sciences Portfolio II	29,354,232
T. Rowe Price Fixed Income Series, Inc.:
Limited-Term Bond Portfolio II	10,293,983
Third Avenue Variable Series Trust:
Value Portfolio	3,791,823
Timothy Plan Variable Series:
Conservative Growth Portfolio	2,720,755
Strategic Growth Portfolio	2,308,071
Tortoise Variable Insurance Portfolio:
MLP & Pipeline Fund	2,269,984
Van Eck VIP Trust:
Emerging Markets Fund	13,992,207

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2015

VALUE
Net assets attributable to: (continued)
Contract owners' deferred annuity reserves: (continued)
Van Eck VIP Trust: (continued)
Global Gold Fund	$830,436
Global Hard Assets Fund	2,491,968
Unconstrained Emerging Markets Bond Fund	887,509
Vanguard Variable Insurance Fund:
Balanced Portfolio	35,258,415
Capital Growth Portfolio	12,996,519
Diversified Value Portfolio	12,848,223
Equity Income Portfolio	41,902,886
Equity Index Portfolio	46,132,999
Growth Portfolio	17,795,242
High Yield Bond Portfolio	18,591,448
International Portfolio	32,450,400
Mid-Cap Index Portfolio	26,769,008
REIT Index Portfolio	44,014,298
Short-Term Investment Grade Portfolio	94,852,169
Small Company Growth Portfolio	14,017,774
Total Bond Market Index Portfolio	77,768,901
Total Stock Market Index Portfolio	61,564,390
Virtus Variable Insurance Trust:
Equity Trend Series	5,232,047
International Series	2,215,933
Multi-Sector Fixed Income Series	5,850,694
Real Estate Securities Series	4,205,354
Wells Fargo VT Funds:
Discovery Fund	4,213,088
Opportunity Fund	611,381
Small Cap Value Fund	641,234
Westchester Capital Management:
Merger Fund VL	12,885,030
Wilshire Variable Insurance Trust:
2015 ETF Fund	43,347
2035 ETF Fund	282,547
$3,138,325,240
Net assets attributable to contract owners' death benefit reserves:
Advisors Preferred Trust:
Gold Bullion Strategy Portfolio	$1,584
ALPS Variable Investment Trust:
Ibbotson ETF Asset Allocation Series:
Balanced ETF Portfolio	4,414
American Funds Insurance Series:
Bond Fund	3,766
BlackRock Variable Series Funds:
Equity Dividend Fund	4,539
Credit Suisse Trust:
Commodity Return Strategy Fund	1,517
Eaton Vance Variable Trust:
Floating-Rate Income Fund	7,115
Fidelity Variable Insurance Products - Service Class II:
Overseas Portfolio	4,454
Strategic Income Portfolio	18,218
First Eagle Variable Funds:
Overseas Variable Fund	7,875

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2015

VALUE
Net assets attributable to contract owners' death benefit reserves: (continued)
Franklin Templeton Variable Insurance Products Trust:
Income II Fund	$19,026
Templeton Global Bond II Fund	18,146
Guggenheim Variable Insurance Funds:
Rydex Biotechnology Fund	1,951
Rydex Precious Metals Fund	555
VT U.S. Total Return Bond Fund	3,840
Invesco Variable Insurance Funds:
Global Health Care Fund	1,932
Government Securities Fund	2,125
Mid Cap Core Equity Fund	364
Money Market Fund	4,847
Ivy Funds Variable Insurance Portfolios, Inc.:
Asset Strategy Portfolio	9,553
Balanced Portfolio	10,976
High Income Portfolio	3,637
Mid Cap Growth Portfolio	13,636
Janus Aspen Series - Institutional:
Balanced Portfolio	2,657
Lord Abbett Series Fund, Inc:
Bond Debenture Portfolio	65,271
Growth and Income Portfolio	4,469
PIMCO Variable Insurance Trust:
All Asset Portfolio	3,915
Emerging Markets Bond Portfolio	7,743
Global Bond Unhedged Portfolio	2,804
Long-Term US Government Portfolio	1,768
Real Return Portfolio	792
Total Return Portfolio	30,906
Pioneer Variable Contracts Trust:
High Yield Portfolio	11,749
ProFunds VP:
Basic Materials Fund	1,703
Biotechnology Fund	2,432
Financials Fund	2,356
Mid-Cap Value Fund	2,153
Precious Metals Fund	537
Small Cap Fund	2,606
Technology Fund	2,369
Utilities Fund	3,441
Putnam Variable Trust Class IB:
Diversified Income Fund	2,101
Income Fund	3,750
Royce Capital Fund:
Small-Cap Portfolio	2,579
T. Rowe Price Equity Series, Inc.:
Blue Chip Growth Portfolio II	12,170
Equity Income Portfolio II	14,977
Health Sciences Portfolio II	19,172
Timothy Plan Variable Series:
Conservative Growth Portfolio	1,487
Strategic Growth Portfolio	1,476
Van Eck VIP Trust:
Emerging Markets Fund	1,838
Vanguard Variable Insurance Fund:
Mid-Cap Index Portfolio	3,132

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2015

VALUE
Net assets attributable to contract owners' death benefit reserves: (continued)
Vanguard Variable Insurance Fund: (continued)
REIT Index Portfolio	$9,301
Total Bond Market Index Portfolio	4,583
Total Stock Market Index Portfolio	6,294
Virtus Variable Insurance Trust:
Equity Trend Series	8,288
Wells Fargo VT Funds:
Discovery Fund	11,740
Net assets attributable to contract owners' death benefit reserves	$396,629
Net assets attributable to contract owners' reserves	$3,138,721,869

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations

For the Year Ended December 31, 2015

	AB VARIABLE PRODUCTS SERIES FUND (e)*					AB VARIABLE PRODUCTS SERIES FUND (e)* (continued)
	DYNAMIC ASSET ALLOCATION	GLOBAL THEMATIC GROWTH	GROWTH AND INCOME	INTERNATIONAL GROWTH	INTERNATIONAL VALUE	SMALL CAP GROWTH	SMALL-MID CAP VALUE
Investment income:
Income dividends from investments in portfolio shares	$11,472	$—	$101,975	$852	$34,400	$—	$37,627
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—
Net investment income (expense)	11,472	—	101,975	852	34,400	—	37,627
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(21,896)	99,810	405,056	(566)	(23,018)	14,713	288,666
Net realized short-term capital gain distributions from investments in portfolio shares	17,163	—	—	—	—	—	68,160
Net realized long-term capital gain distributions from investments in portfolio shares	13,163	—	—	—	—	202,332	1,089,500
Net realized gain (loss) on investments in portfolio shares	8,430	99,810	405,056	(566)	(23,018)	217,045	1,446,326
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(77,103)	(1,243)	(408,636)	(31,506)	33,776	(223,184)	(1,866,587)
Net increase (decrease) in net assets from operations	$(57,201)	$98,567	$98,395	$(31,220)	$45,158	$(6,139)	$(382,634)

Statements of Changes in Net Assets

For the Year Ended December 31, 2015

	AB VARIABLE PRODUCTS SERIES FUND (e)*					AB VARIABLE PRODUCTS SERIES FUND (e)* (continued)
	DYNAMIC ASSET ALLOCATION	GLOBAL THEMATIC GROWTH	GROWTH AND INCOME	INTERNATIONAL GROWTH	INTERNATIONAL VALUE	SMALL CAP GROWTH	SMALL-MID CAP VALUE
Changes from operations:
Net investment income (expense)	$11,472	$—	$101,975	$852	$34,400	$—	$37,627
Net realized gain (loss) on investments in portfolio shares	8,430	99,810	405,056	(566)	(23,018)	217,045	1,446,326
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(77,103)	(1,243)	(408,636)	(31,506)	33,776	(223,184)	(1,866,587)
Net increase (decrease) in net assets from operations	(57,201)	98,567	98,395	(31,220)	45,158	(6,139)	(382,634)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	26,784	152,413	266,464	19,694	5,641	12,201	290,121
Contract redemptions	(251,835)	(89,734)	(632,402)	(53,010)	(156,303)	(58,598)	(354,679)
Net transfers	683,747	(3,053)	812,963	(146,612)	242,914	(203,039)	(671,459)
Net increase (decrease) in net assets from contract owners' transactions	458,696	59,626	447,025	(179,928)	92,252	(249,436)	(736,017)
Net increase (decrease) in net assets	401,495	158,193	545,420	(211,148)	137,410	(255,575)	(1,118,651)
Net assets, beginning of period	1,044,493	239,434	7,394,054	1,509,981	1,309,388	1,292,971	6,753,792
Net assets, end of period	$1,445,988	$397,627	$7,939,474	$1,298,833	$1,446,798	$1,037,396	$5,635,141

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	ADVISORS PREFERRED TRUST	THE ALGER PORTFOLIOS				ALPS VARIABLE INVESTMENT TRUST
	GOLD BULLION STRATEGY	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	SMALL CAP GROWTH	ALPS\ ALERIAN ENERGY INFRA- STRUCTURE	ALPS/ RED ROCKS LISTED PRIVATE EQUITY (a)*
Investment income:
Income dividends from investments in portfolio shares	$—	$14,116	$—	$—	$—	$60,287	$154
Expenses:
Mortality and expense risk fees	—	686	275	962	188	—	—
Net investment income (expense)	—	13,430	(275)	(962)	(188)	60,287	154
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(324,346)	(309,116)	(143,859)	(79,652)	13,458	(535,260)	(1,624)
Net realized short-term capital gain distributions from investments in portfolio shares	—	64,898	104,291	—	—	11,889	79
Net realized long-term capital gain distributions from investments in portfolio shares	—	1,806,608	146,511	—	47,540	147,949	32
Net realized gain (loss) on investments in portfolio shares	(324,346)	1,562,390	106,943	(79,652)	60,998	(375,422)	(1,513)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(73,146)	(761,815)	20,479	(71,438)	(62,219)	(2,973,385)	(11,259)
Net increase (decrease) in net assets from operations	$(397,492)	$814,005	$127,147	$(152,052)	$(1,409)	$(3,288,520)	$(12,618)

	ADVISORS PREFERRED TRUST	THE ALGER PORTFOLIOS				ALPS VARIABLE INVESTMENT TRUST
	GOLD BULLION STRATEGY	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	SMALL CAP GROWTH	ALPS\ ALERIAN ENERGY INFRA- STRUCTURE	ALPS/ RED ROCKS LISTED PRIVATE EQUITY (a)*
Changes from operations:
Net investment income (expense)	$—	$13,430	$(275)	$(962)	$(188)	$60,287	$154
Net realized gain (loss) on investments in portfolio shares	(324,346)	1,562,390	106,943	(79,652)	60,998	(375,422)	(1,513)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(73,146)	(761,815)	20,479	(71,438)	(62,219)	(2,973,385)	(11,259)
Net increase (decrease) in net assets from operations	(397,492)	814,005	127,147	(152,052)	(1,409)	(3,288,520)	(12,618)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	22,280	599,295	24,613	54,879	—	143,847	51,663
Contract redemptions	(186,080)	(910,331)	(417,802)	(168,476)	(7,118)	(241,910)	(175)
Net transfers	1,360,696	3,026,309	(1,018,171)	(316,908)	(148,329)	2,750,688	201,554
Net increase (decrease) in net assets from contract owners' transactions	1,196,896	2,715,273	(1,411,360)	(430,505)	(155,447)	2,652,625	253,042
Net increase (decrease) in net assets	799,404	3,529,278	(1,284,213)	(582,557)	(156,856)	(635,895)	240,424
Net assets, beginning of period	1,363,492	13,483,896	3,557,176	1,378,037	314,926	7,122,199	—
Net assets, end of period	$2,162,896	$17,013,174	$2,272,963	$795,480	$158,070	$6,486,304	$240,424

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	ALPS VARIABLE INVESTMENT TRUST (continued) (IBBOTSON ETF ASSET ALLOCATION)
	AGGRESSIVE GROWTH	BALANCED	CONSERVATIVE	GROWTH	INCOME AND GROWTH
Investment income:
Income dividends from investments in portfolio shares	$6,356	$123,704	$34,667	$65,571	$29,029
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	6,356	123,704	34,667	65,571	29,029
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	4,546	239,781	(51,782)	132,332	108,512
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	7,701	231,452	70,855	75,417	72,446
Net realized gain (loss) on investments in portfolio shares	12,247	471,233	19,073	207,749	180,958
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(30,440)	(782,968)	(73,482)	(436,010)	(231,751)
Net increase (decrease) in net assets from operations	$(11,837)	$(188,031)	$(19,742)	$(162,690)	$(21,764)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	ALPS VARIABLE INVESTMENT TRUST (continued) (IBBOTSON ETF ASSET ALLOCATION)
	AGGRESSIVE GROWTH	BALANCED	CONSERVATIVE	GROWTH	INCOME AND GROWTH
Changes from operations:
Net investment income (expense)	$6,356	$123,704	$34,667	$65,571	$29,029
Net realized gain (loss) on investments in portfolio shares	12,247	471,233	19,073	207,749	180,958
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(30,440)	(782,968)	(73,482)	(436,010)	(231,751)
Net increase (decrease) in net assets from operations	(11,837)	(188,031)	(19,742)	(162,690)	(21,764)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	199,147	528,926	96,991	124,688	3,721
Contract redemptions	(149,934)	(522,313)	(445,107)	(242,661)	(880,453)
Net transfers	136,775	3,349,411	(1,914,856)	1,604,099	453,068
Net increase (decrease) in net assets from contract owners' transactions	185,988	3,356,024	(2,262,972)	1,486,126	(423,664)
Net increase (decrease) in net assets	174,151	3,167,993	(2,282,714)	1,323,436	(445,428)
Net assets, beginning of period	387,544	5,251,873	4,446,265	3,713,502	2,318,451
Net assets, end of period	$561,695	$8,419,866	$2,163,551	$5,036,938	$1,873,023

The accompanying notes are an integral part of these financial statements.

	AMERICAN CENTURY VARIABLE PORTFOLIOS								AMERICAN FUNDS INSURANCE SERIES
	BALANCED	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	LARGE COMPANY VALUE	MID CAP VALUE	ULTRA	VALUE	ASSET ALLOCATION
Investment income:
Income dividends from investments in portfolio shares	$67,349	$134,972	$68,284	$9,301	$64,244	$176,926	$6,245	$165,758	$194,688
Expenses:
Mortality and expense risk fees	—	26	—	89	—	—	—	—	—
Net investment income (expense)	67,349	134,946	68,284	9,212	64,244	176,926	6,245	165,758	194,688
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(241,000)	157,487	(142,983)	177,947	25,556	595,494	(278,807)	984,191	(91,141)
Net realized short-term capital gain distributions from investments in portfolio shares	74,187	150,935	—	—	—	130,585	—	—	45,684
Net realized long-term capital gain distributions from investments in portfolio shares	271,675	374,582	—	—	4,563	355,034	134,487	—	368,347
Net realized gain (loss) on investments in portfolio shares	104,862	683,004	(142,983)	177,947	30,119	1,081,113	(144,320)	984,191	322,890
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(346,343)	(1,191,495)	(45,404)	(186,429)	(412,597)	(1,550,198)	(76,855)	(1,389,973)	(524,889)
Net increase (decrease) in net assets from operations	$(174,132)	$(373,545)	$(120,103)	$730	$(318,234)	$(292,159)	$(214,930)	$(240,024)	$(7,311)

	AMERICAN CENTURY VARIABLE PORTFOLIOS								AMERICAN FUNDS INSURANCE SERIES
	BALANCED	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	LARGE COMPANY VALUE	MID CAP VALUE	ULTRA	VALUE	ASSET ALLOCATION
Changes from operations:
Net investment income (expense)	$67,349	$134,946	$68,284	$9,212	$64,244	$176,926	$6,245	$165,758	$194,688
Net realized gain (loss) on investments in portfolio shares	104,862	683,004	(142,983)	177,947	30,119	1,081,113	(144,320)	984,191	322,890
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(346,343)	(1,191,495)	(45,404)	(186,429)	(412,597)	(1,550,198)	(76,855)	(1,389,973)	(524,889)
Net increase (decrease) in net assets from operations	(174,132)	(373,545)	(120,103)	730	(318,234)	(292,159)	(214,930)	(240,024)	(7,311)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	482,429	90,944	151,384	237,424	327,133	207,567	302,359	231,287	303,137
Contract redemptions	(481,645)	(401,396)	(175,848)	(72,980)	(94,512)	(639,587)	(101,113)	(458,291)	(177,145)
Net transfers	2,731,065	459,189	1,739,433	389,620	2,664,445	(5,175,831)	1,136,237	(801,068)	8,154,485
Net increase (decrease) in net assets from contract owners' transactions	2,731,849	148,737	1,714,969	554,064	2,897,066	(5,607,851)	1,337,483	(1,028,072)	8,280,477
Net increase (decrease) in net assets	2,557,717	(224,808)	1,594,866	554,794	2,578,832	(5,900,010)	1,122,553	(1,268,096)	8,273,166
Net assets, beginning of period	2,327,067	6,542,157	3,235,140	2,146,143	1,714,553	15,069,543	655,383	8,644,858	3,715,421
Net assets, end of period	$4,884,784	$6,317,349	$4,830,006	$2,700,937	$4,293,385	$9,169,533	$1,777,936	$7,376,762	$11,988,587

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	AMERICAN FUNDS INSURANCE SERIES (continued)
	BLUE CHIP INCOME AND GROWTH	BOND	GLOBAL BOND	GROWTH	GROWTH- INCOME
Investment income:
Income dividends from investments in portfolio shares	$42,920	$93,200	$276	$61,109	$100,967
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	42,920	93,200	276	61,109	100,967
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(114,451)	(96,070)	(5,445)	(777,433)	(16,877)
Net realized short-term capital gain distributions from investments in portfolio shares	11,645	26,334	18,190	—	14,610
Net realized long-term capital gain distributions from investments in portfolio shares	167,980	6,205	10,565	1,391,351	541,648
Net realized gain (loss) on investments in portfolio shares	65,174	(63,531)	23,310	613,918	539,381
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(176,107)	(30,463)	(70,513)	(427,647)	(651,303)
Net increase (decrease) in net assets from operations	$(68,013)	$(794)	$(46,927)	$247,380	$(10,955)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	AMERICAN FUNDS INSURANCE SERIES (continued)
	BLUE CHIP INCOME AND GROWTH	BOND	GLOBAL BOND	GROWTH	GROWTH- INCOME
Changes from operations:
Net investment income (expense)	$42,920	$93,200	$276	$61,109	$100,967
Net realized gain (loss) on investments in portfolio shares	65,174	(63,531)	23,310	613,918	539,381
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(176,107)	(30,463)	(70,513)	(427,647)	(651,303)
Net increase (decrease) in net assets from operations	(68,013)	(794)	(46,927)	247,380	(10,955)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	18,527	25,032	8,745	780,297	498,355
Contract redemptions	(57,634)	(184,552)	(4,375)	(234,320)	(186,644)
Net transfers	627,083	1,185,800	647,736	4,889,513	4,736,738
Net increase (decrease) in net assets from contract owners' transactions	587,976	1,026,280	652,106	5,435,490	5,048,449
Net increase (decrease) in net assets	519,963	1,025,486	605,179	5,682,870	5,037,494
Net assets, beginning of period		2,026,247	5,966,456	536,298	2,285,397
Net assets, end of period	$2,546,210	$6,991,942	$1,141,477	$7,968,267	$7,504,450

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	AMERICAN FUNDS INSURANCE SERIES (continued)
	HIGH INCOME BOND	INTERNATIONAL	MANAGED RISK ASSET ALLOCATION	MANAGED RISK BLUE CHIP INCOME AND GROWTH	MANAGED RISK GROWTH	MANAGED RISK GROWTH- INCOME	MANAGED RISK INTERNATIONAL	MORTGAGE	NEW WORLD (b)*
Investment income:
Income dividends from investments in portfolio shares	$64,958	$102,070	$17,578	$1,779	$—	$124	$27	$80,262	$2,458
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	64,958	102,070	17,578	1,779	—	124	27	80,262	2,458
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(90,550)	(53,755)	(4,484)	(87,461)	1,017	(2,081)	(2,916)	3,174	(678)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	5,982	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	320,956	25,301	—	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(90,550)	267,201	20,817	(87,461)	1,017	(2,081)	(2,916)	9,156	(678)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(51,872)	(918,013)	(59,808)	(2,841)	(737)	(4,899)	(1,557)	(102,785)	(4,915)
Net increase (decrease) in net assets from operations	$(77,464)	$(548,742)	$(21,413)	$(88,523)	$280	$(6,856)	$(4,446)	$(13,367)	$(3,135)

	AMERICAN FUNDS INSURANCE SERIES (continued)
	HIGH INCOME BOND	INTERNATIONAL	MANAGED RISK ASSET ALLOCATION	MANAGED RISK BLUE CHIP INCOME AND GROWTH	MANAGED RISK GROWTH	MANAGED RISK GROWTH- INCOME	MANAGED RISK INTERNATIONAL	MORTGAGE	NEW WORLD (b)*
Changes from operations:
Net investment income (expense)	$64,958	$102,070	$17,578	$1,779	$—	$124	$27	$80,262	$2,458
Net realized gain (loss) on investments in portfolio shares	(90,550)	267,201	20,817	(87,461)	1,017	(2,081)	(2,916)	9,156	(678)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(51,872)	(918,013)	(59,808)	(2,841)	(737)	(4,899)	(1,557)	(102,785)	(4,915)
Net increase (decrease) in net assets from operations	(77,464)	(548,742)	(21,413)	(88,523)	280	(6,856)	(4,446)	(13,367)	(3,135)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	17,313	485,288	90,563	3,689	21	80	4,373	5,498	220,118
Contract redemptions	(89,450)	(138,293)	(485,371)	(77,166)	(28,839)	(27,018)	(15,540)	(190,501)	(1,271)
Net transfers	446,180	4,319,750	644,350	(170,727)	107,840	(183,628)	(28,879)	5,940,113	969,106
Net increase (decrease) in net assets from contract owners' transactions	374,043	4,666,745	249,542	(244,204)	79,022	(210,566)	(40,046)	5,755,110	1,187,953
Net increase (decrease) in net assets	296,579	4,118,003	228,129	(332,727)	79,302	(217,422)	(44,492)	5,741,743	1,184,818
Net assets, beginning of period	2,466,956	294,656	2,890,759	835,903	661,507	215,685	449,055	97,744	409,251
Net assets, end of period	$591,235	$7,008,762	$1,064,032	$328,780	$294,987	$231,633	$53,252	$6,150,994	$1,184,818

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	BLACKROCK VARIABLE SERIES FUNDS
	CAPITAL APPRECIATION	EQUITY DIVIDEND	GLOBAL ALLOCATION	HIGH YIELD	iSHARES ALTERNATIVE STRATEGIES (a)*
Investment income:
Income dividends from investments in portfolio shares	$—	$62,130	$195,267	$989,638	$4,906
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	—	62,130	195,267	989,638	4,906
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(7,554)	63,726	(867,973)	(1,644,664)	(6)
Net realized short-term capital gain distributions from investments in portfolio shares	1,260	2,439	159,117	62,767	—
Net realized long-term capital gain distributions from investments in portfolio shares	9,469	244,939	871,027	—	—
Net realized gain (loss) on investments in portfolio shares	3,175	311,104	162,171	(1,581,897)	(6)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	8,345	(409,134)	(608,178)	(25,114)	(9,861)
Net increase (decrease) in net assets from operations	$11,520	$(35,900)	$(250,740)	$(617,373)	$(4,961)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	BLACKROCK VARIABLE SERIES FUNDS
	CAPITAL APPRECIATION	EQUITY DIVIDEND	GLOBAL ALLOCATION	HIGH YIELD	iSHARES ALTERNATIVE STRATEGIES (a)*
Changes from operations:
Net investment income (expense)	$—	$62,130	$195,267	$989,638	$4,906
Net realized gain (loss) on investments in portfolio shares	3,175	311,104	162,171	(1,581,897)	(6)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	8,345	(409,134)	(608,178)	(25,114)	(9,861)
Net increase (decrease) in net assets from operations	11,520	(35,900)	(250,740)	(617,373)	(4,961)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	98,811	527,305	628,242	11,483
Contract redemptions	(2,639)	(292,452)	(2,060,299)	(1,766,687)	(218)
Net transfers	(55,705)	(244,911)	910,121	(3,273,625)	161,034
Net increase (decrease) in net assets from contract owners' transactions	(58,344)	(438,552)	(622,873)	(4,412,070)	172,299
Net increase (decrease) in net assets	(46,824)	(474,452)	(873,613)	(5,029,443)	167,338
Net assets, beginning of period	176,333	4,531,448	16,631,793	15,235,365	—
Net assets, end of period	$129,509	$4,056,996	$15,758,180	$10,205,922	$167,338

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	BLACKROCK VARIABLE SERIES FUNDS (continued)						CALVERT VARIABLE INSURANCE PRODUCT	COLUMBIA FUNDS VARIABLE SERIES TRUST
	iSHARES DYNAMIC FIXED INCOME (a)*	LARGE CAP CORE	LARGE CAP GROWTH	LARGE CAP VALUE	TOTAL RETURN	U.S. GOVERNMENT BOND	SRI BALANCED	AQR MANAGED FUTURES STRATEGY (f)*	SELECT LARGE-CAP VALUE
Investment income:
Income dividends from investments in portfolio shares	$5,613	$6,738	$4,287	$4,802	$161,287	$25,819	$—	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	5,613	6,738	4,287	4,802	161,287	25,819	—	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(35)	(11,730)	(87,642)	(23,545)	(37,029)	(22,191)	(2,762)	—	135,675
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	1,252	—	—	—	931	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	36,508	57,998	40,985	—	—	463	—	—
Net realized gain (loss) on investments in portfolio shares	(35)	24,778	(28,392)	17,440	(37,029)	(22,191)	(1,368)	—	135,675
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(7,614)	(35,917)	17,660	(40,005)	(172,835)	(17,293)	(10,493)	(999)	(252,462)
Net increase (decrease) in net assets from operations	$(2,036)	$(4,401)	$(6,445)	$(17,763)	$(48,577)	$(13,665)	$(11,861)	$(999)	$(116,787)

	BLACKROCK VARIABLE SERIES FUNDS (continued)						CALVERT VARIABLE INSURANCE PRODUCT	COLUMBIA FUNDS VARIABLE SERIES TRUST
	iSHARES DYNAMIC FIXED INCOME (a)*	LARGE CAP CORE	LARGE CAP GROWTH	LARGE CAP VALUE	TOTAL RETURN	U.S. GOVERNMENT BOND	SRI BALANCED	AQR MANAGED FUTURES STRATEGY (f)*	SELECT LARGE-CAP VALUE
Changes from operations:
Net investment income (expense)	$5,613	$6,738	$4,287	$4,802	$161,287	$25,819	$—	$—	$—
Net realized gain (loss) on investments in portfolio shares	(35)	24,778	(28,392)	17,440	(37,029)	(22,191)	(1,368)	—	135,675
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(7,614)	(35,917)	17,660	(40,005)	(172,835)	(17,293)	(10,493)	(999)	(252,462)
Net increase (decrease) in net assets from operations	(2,036)	(4,401)	(6,445)	(17,763)	(48,577)	(13,665)	(11,861)	(999)	(116,787)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	1,428	(3)	—	2,976,145	5	1,024	—	120
Contract redemptions	(55)	(30,113)	(172,207)	(61,474)	(850,743)	(52,559)	(327)	(61)	(160,550)
Net transfers	307,211	69,369	180,330	65,245	(1,485,641)	809,840	302,931	909,384	(87,519)
Net increase (decrease) in net assets from contract owners' transactions	307,156	40,684	8,120	3,771	639,761	757,286	303,628	909,323	(247,949)
Net increase (decrease) in net assets	305,120	36,283	1,675	(13,992)	591,184	743,621	291,767	908,324	(364,736)
Net assets, beginning of period	—	729,949	967,449	576,419	7,316,509	613,741	32,509	—	2,330,498
Net assets, end of period	$305,120	$766,232	$969,124	$562,427	$7,907,693	$1,357,362	$324,276	$908,324	$1,965,762

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	COLUMBIA FUNDS VARIABLE SERIES TRUST (continued)		CREDIT SUISSE TRUST	DFA INVESTMENT DIMENSIONS
	SELECT SMALLER-CAP VALUE	SELIGMAN GLOBAL TECHNOLOGY	COMMODITY RETURN STRATEGY	VA GLOBAL BOND	VA GLOBAL MODERATE ALLOCATION
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$1,033,836	$194,949
Expenses:
Mortality and expense risk fees	—	24	—	50,093	39,667
Net investment income (expense)	—	(24)	—	983,743	155,282
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	219,222	76,494	(1,325,080)	(4,897)	(21,690)
Net realized short-term capital gain distributions from investments in portfolio shares	—	324,283	—	54,534	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	531,579	—	220,497	27,702
Net realized gain (loss) on investments in portfolio shares	219,222	932,356	(1,325,080)	270,134	6,012
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(565,098)	(258,442)	458,660	(412,325)	(479,158)
Net increase (decrease) in net assets from operations	$(345,876)	$673,890	$(866,420)	$841,552	$(317,864)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	COLUMBIA FUNDS VARIABLE SERIES TRUST (continued)		CREDIT SUISSE TRUST	DFA INVESTMENT DIMENSIONS
	SELECT SMALLER-CAP VALUE	SELIGMAN GLOBAL TECHNOLOGY	COMMODITY RETURN STRATEGY	VA GLOBAL BOND	VA GLOBAL MODERATE ALLOCATION
Changes from operations:
Net investment income (expense)	$—	$(24)	$—	$983,743	$155,282
Net realized gain (loss) on investments in portfolio shares	219,222	932,356	(1,325,080)	270,134	6,012
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(565,098)	(258,442)	458,660	(412,325)	(479,158)
Net increase (decrease) in net assets from operations	(345,876)	673,890	(866,420)	841,552	(317,864)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	396,192	239,541	98,619	1,436,581	786,034
Contract redemptions	(330,831)	(360,985)	(111,974)	(1,765,946)	(971,175)
Net transfers	2,562,869	(4,249,384)	(840,777)	10,566,860	8,343,201
Net increase (decrease) in net assets from contract owners' transactions	2,628,230	(4,370,828)	(854,132)	10,237,495	8,158,060
Net increase (decrease) in net assets	2,282,354	(3,696,938)	(1,720,552)	11,079,047	7,840,196
Net assets, beginning of period	2,770,938	6,738,665	3,105,813	56,206,434	6,408,499
Net assets, end of period	$5,053,292	$3,041,727	$1,385,261	$67,285,481	$14,248,695

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	DFA INVESTMENT DIMENSIONS (continued)					DELAWARE VIP TRUST	DIREXION INSURANCE TRUST		DREYFUS INVESTMENT PORTFOLIOS
	VA INTERNATIONAL SMALL	VA INTERNATIONAL VALUE	VA SHORT- TERM FIXED	VA U.S. LARGE VALUE	VA U.S. TARGETED VALUE	SMALL CAP VALUE (b)*	DYNAMIC VP HY BOND (g)*	VP INDEXED MANAGED FUTURES STRATEGY (g)*	SMALL CAP STOCK INDEX
Investment income:
Income dividends from investments in portfolio shares	$627,510	$1,310,689	$107,351	$1,230,093	$464,550	$—	$15,225	$18,453	$90,301
Expenses:
Mortality and expense risk fees	39,320	54,568	33,512	69,810	43,768	—	—	—	—
Net investment income (expense)	588,190	1,256,121	73,839	1,160,283	420,782	—	15,225	18,453	90,301
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	117,353	(36,756)	(17,819)	1,829,761	1,299,823	—	(55,672)	(32,862)	(239,867)
Net realized short-term capital gain distributions from investments in portfolio shares	47,049	—	24,318	—	431,747	—	—	807	27,966
Net realized long-term capital gain distributions from investments in portfolio shares	923,663	—	8,496	2,735,087	1,978,596	—	—	803	777,064
Net realized gain (loss) on investments in portfolio shares	1,088,065	(36,756)	14,995	4,564,848	3,710,166	—	(55,672)	(31,252)	565,163
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(563,845)	(4,619,321)	(34,729)	(7,585,140)	(6,012,853)	(7,789)	14,153	(376)	(1,172,873)
Net increase (decrease) in net assets from operations	$1,112,410	$(3,399,956)	$54,105	$(1,860,009)	$(1,881,905)	$(7,789)	$(26,294)	$(13,175)	$(517,409)

	DFA INVESTMENT DIMENSIONS (continued)					DELAWARE VIP TRUST	DIREXION INSURANCE TRUST		DREYFUS INVESTMENT PORTFOLIOS
	VA INTERNATIONAL SMALL	VA INTERNATIONAL VALUE	VA SHORT- TERM FIXED	VA U.S. LARGE VALUE	VA U.S. TARGETED VALUE	SMALL CAP VALUE (b)*	DYNAMIC VP HY BOND (g)*	VP INDEXED MANAGED FUTURES STRATEGY (g)*	SMALL CAP STOCK INDEX
Changes from operations:
Net investment income (expense)	$588,190	$1,256,121	$73,839	$1,160,283	$420,782	$—	$15,225	$18,453	$90,301
Net realized gain (loss) on investments in portfolio shares	1,088,065	(36,756)	14,995	4,564,848	3,710,166	—	(55,672)	(31,252)	565,163
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(563,845)	(4,619,321)	(34,729)	(7,585,140)	(6,012,853)	(7,789)	14,153	(376)	(1,172,873)
Net increase (decrease) in net assets from operations	1,112,410	(3,399,956)	54,105	(1,860,009)	(1,881,905)	(7,789)	(26,294)	(13,175)	(517,409)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,031,910	2,772,998	1,927,974	2,058,265	1,376,098	1	—	—	423,076
Contract redemptions	(793,458)	(1,455,052)	(3,247,372)	(1,901,725)	(1,451,899)	(33)	(151,948)	(31,020)	(677,688)
Net transfers	6,992,494	11,412,333	6,994,210	16,323,865	6,305,152	196,027	(637,730)	38,860	(1,115,444)
Net increase (decrease) in net assets from contract owners' transactions	7,230,946	12,730,279	5,674,812	16,480,405	6,229,351	195,995	(789,678)	7,840	(1,370,056)
Net increase (decrease) in net assets	8,343,356	9,330,323	5,728,917	14,620,396	4,347,446	188,206	(815,972)	(5,335)	(1,887,465)
Net assets, beginning of period	21,902,972	31,786,713	29,173,033	43,870,340	30,065,045	—	815,972	5,335	15,181,026
Net assets, end of period	$30,246,328	$41,117,036	$34,901,950	$58,490,736	$34,412,491	$188,206	$—	$—	$13,293,561

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

			DREYFUS VARIABLE INVESTMENT FUND	EATON VANCE VARIABLE TRUST		FEDERATED INSURANCE SERIES
	DREYFUS SOCIALLY RESPONSIBLE GROWTH	DREYFUS STOCK INDEX	INTERNATIONAL VALUE	FLOATING- RATE INCOME	LARGE-CAP VALUE	HIGH INCOME BOND II	KAUFMANN II	MANAGED TAIL RISK II (u)*	MANAGED VOLATILITY II
Investment income:
Income dividends from investments in portfolio shares	$10,808	$668,307	$124,187	$1,209,936	$2,257	$502,131	$—	$1,200	$791,565
Expenses:
Mortality and expense risk fees	38	26,508	463	—	—	28	—	—	—
Net investment income (expense)	10,770	641,799	123,724	1,209,936	2,257	502,103	—	1,200	791,565
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	6,596	1,362,184	(140,507)	(515,690)	22,761	(586,415)	(185,686)	(6,404)	(1,151,909)
Net realized short-term capital gain distributions from investments in portfolio shares	7,297	32,127	—	—	29,157	—	2,718	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	128,282	1,080,042	—	—	165,407	—	274,557	110	84,896
Net realized gain (loss) on investments in portfolio shares	142,175	2,474,353	(140,507)	(515,690)	217,325	(586,415)	91,589	(6,294)	(1,067,013)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(170,791)	(3,208,184)	(236,903)	(994,772)	(212,890)	(155,013)	(106,987)	3,410	(1,549,520)
Net increase (decrease) in net assets from operations	$(17,846)	$(92,032)	$(253,686)	$(300,526)	$6,692	$(239,325)	$(15,398)	$(1,684)	$(1,824,968)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

			DREYFUS VARIABLE INVESTMENT FUND	EATON VANCE VARIABLE TRUST		FEDERATED INSURANCE SERIES
	DREYFUS SOCIALLY RESPONSIBLE GROWTH	DREYFUS STOCK INDEX	INTERNATIONAL VALUE	FLOATING- RATE INCOME	LARGE-CAP VALUE	HIGH INCOME BOND II	KAUFMANN II	MANAGED TAIL RISK II (u)*	MANAGED VOLATILITY II
Changes from operations:
Net investment income (expense)	$10,770	$641,799	$123,724	$1,209,936	$2,257	$502,103	$—	$1,200	$791,565
Net realized gain (loss) on investments in portfolio shares	142,175	2,474,353	(140,507)	(515,690)	217,325	(586,415)	91,589	(6,294)	(1,067,013)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(170,791)	(3,208,184)	(236,903)	(994,772)	(212,890)	(155,013)	(106,987)	3,410	(1,549,520)
Net increase (decrease) in net assets from operations	(17,846)	(92,032)	(253,686)	(300,526)	6,692	(239,325)	(15,398)	(1,684)	(1,824,968)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	2,924	2,344,605	324,629	912,759	35,744	10,158	137,158	35	668,883
Contract redemptions	(13,269)	(2,372,501)	(191,175)	(2,489,093)	(12,007)	(788,030)	(233,471)	(8,231)	(1,042,500)
Net transfers	40,869	(4,955,371)	519,003	(1,608,997)	(1,665,985)	788,965	1,975,618	(98,675)	1,105,251
Net increase (decrease) in net assets from contract owners' transactions	30,524	(4,983,267)	652,457	(3,185,331)	(1,642,248)	11,093	1,879,305	(106,871)	731,634
Net increase (decrease) in net assets	12,678	(5,075,299)	398,771	(3,485,857)	(1,635,556)	(228,232)	1,863,907	(108,555)	(1,093,334)
Net assets, beginning of period	977,185	37,247,828	3,366,633	36,513,310	2,178,188	6,503,762	848,492	108,555	17,599,873
Net assets, end of period	$989,863	$32,172,529	$3,765,404	$33,027,453	$542,632	$6,275,530	$2,712,399	$—	$16,506,539

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	FIDELITY VARIABLE INSURANCE PRODUCTS
	BALANCED	CONTRAFUND	DISCIPLINED SMALL CAP	DYNAMIC CAPITAL APPRECIATION	EQUITY- INCOME
Investment income:
Income dividends from investments in portfolio shares	$108,584	$203,173	$3,783	$221	$67,381
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	108,584	203,173	3,783	221	67,381
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(319,087)	875,698	53,792	57	(219,736)
Net realized short-term capital gain distributions from investments in portfolio shares	47,215	204,729	364	40	12,232
Net realized long-term capital gain distributions from investments in portfolio shares	128,877	1,826,266	1,322	2,027	276,220
Net realized gain (loss) on investments in portfolio shares	(142,995)	2,906,693	55,478	2,124	68,716
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(268,303)	(3,015,659)	(98,533)	(1,978)	(292,362)
Net increase (decrease) in net assets from operations	$(302,714)	$94,207	$(39,272)	$367	$(156,265)

	FIDELITY VARIABLE INSURANCE PRODUCTS
	BALANCED	CONTRAFUND	DISCIPLINED SMALL CAP	DYNAMIC CAPITAL APPRECIATION	EQUITY- INCOME
Changes from operations:
Net investment income (expense)	$108,584	$203,173	$3,783	$221	$67,381
Net realized gain (loss) on investments in portfolio shares	(142,995)	2,906,693	55,478	2,124	68,716
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(268,303)	(3,015,659)	(98,533)	(1,978)	(292,362)
Net increase (decrease) in net assets from operations	(302,714)	94,207	(39,272)	367	(156,265)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	826,682	627,291	9,665	—	769
Contract redemptions	(756,057)	(1,078,438)	(6,927)	(344)	(117,141)
Net transfers	1,877,030	4,177,009	268,065	—	(623,032)
Net increase (decrease) in net assets from contract owners' transactions	1,947,655	3,725,862	270,803	(344)	(739,404)
Net increase (decrease) in net assets	1,644,941	3,820,069	231,531	23	(895,669)
Net assets, beginning of period	6,579,711	21,456,615	837,945	35,855	3,054,342
Net assets, end of period	$8,224,652	$25,276,684	$1,069,476	$35,878	$2,158,673

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	FUNDS MANAGER 20%	FUNDS MANAGER 50%	FUNDS MANAGER 60%	FUNDS MANAGER 70%	GROWTH
Investment income:
Income dividends from investments in portfolio shares	$179	$5,695	$7,335	$9	$1,708
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	179	5,695	7,335	9	1,708
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(4)	62	2,659	—	115,197
Net realized short-term capital gain distributions from investments in portfolio shares	33	2,145	3,095	5	—
Net realized long-term capital gain distributions from investments in portfolio shares	502	17,300	59,912	21	121,736
Net realized gain (loss) on investments in portfolio shares	531	19,507	65,666	26	236,933
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(738)	(25,293)	(64,845)	(32)	(8,154)
Net increase (decrease) in net assets from operations	$(28)	$(91)	$8,156	$3	$230,487

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	FUNDS MANAGER 20%	FUNDS MANAGER 50%	FUNDS MANAGER 60%	FUNDS MANAGER 70%	GROWTH
Changes from operations:
Net investment income (expense)	$179	$5,695	$7,335	$9	$1,708
Net realized gain (loss) on investments in portfolio shares	531	19,507	65,666	26	236,933
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(738)	(25,293)	(64,845)	(32)	(8,154)
Net increase (decrease) in net assets from operations	(28)	(91)	8,156	3	230,487
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	(1)	—	—	—	654,271
Contract redemptions	(334)	(1,092)	(159,535)	—	(421,272)
Net transfers	—	—	—	—	711,944
Net increase (decrease) in net assets from contract owners' transactions	(335)	(1,092)	(159,535)	—	944,943
Net increase (decrease) in net assets	(363)	(1,183)	(151,379)	3	1,175,430
Net assets, beginning of period	17,237	574,465	904,540	1,109	4,505,297
Net assets, end of period	$16,874	$573,282	$753,161	$1,112	$5,680,727

The accompanying notes are an integral part of these financial statements.

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	GROWTH & INCOME	GROWTH OPPORTUNITIES	HIGH INCOME	INTERNATIONAL CAPITAL APPRECIATION	INVESTMENT GRADE BOND	MID CAP	OVERSEAS	REAL ESTATE	STRATEGIC INCOME
Investment income:
Income dividends from investments in portfolio shares	$46,422	$40	$247,187	$12,513	$316,670	$11,639	$70,228	$171,180	$519,118
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	46,422	40	247,187	12,513	316,670	11,639	70,228	171,180	519,118
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(95,261)	66,251	(491,548)	(49,432)	(174,661)	(30,210)	(64,242)	354,673	(214,732)
Net realized short-term capital gain distributions from investments in portfolio shares	4,478	106	—	—	3,171	3,423	6,215	1,904	8,889
Net realized long-term capital gain distributions from investments in portfolio shares	102,417	137,839	—	—	7,398	464,203	—	233,776	35,556
Net realized gain (loss) on investments in portfolio shares	11,634	204,196	(491,548)	(49,432)	(164,092)	437,416	(58,027)	590,353	(170,287)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(159,970)	(175,850)	287,421	(96,540)	(360,043)	(562,366)	(221,935)	(653,084)	(811,806)
Net increase (decrease) in net assets from operations	$(101,914)	$28,386	$43,060	$(133,459)	$(207,465)	$(113,311)	$(209,734)	$108,449	$(462,975)

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	GROWTH & INCOME	GROWTH OPPORTUNITIES	HIGH INCOME	INTERNATIONAL CAPITAL APPRECIATION	INVESTMENT GRADE BOND	MID CAP	OVERSEAS	REAL ESTATE	STRATEGIC INCOME
Changes from operations:
Net investment income (expense)	$46,422	$40	$247,187	$12,513	$316,670	$11,639	$70,228	$171,180	$519,118
Net realized gain (loss) on investments in portfolio shares	11,634	204,196	(491,548)	(49,432)	(164,092)	437,416	(58,027)	590,353	(170,287)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(159,970)	(175,850)	287,421	(96,540)	(360,043)	(562,366)	(221,935)	(653,084)	(811,806)
Net increase (decrease) in net assets from operations	(101,914)	28,386	43,060	(133,459)	(207,465)	(113,311)	(209,734)	108,449	(462,975)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	86,794	56,826	57,107	111,910	364,397	243,141	177,698	223,754	782,913
Contract redemptions	(114,692)	(18,059)	(682,857)	(284,981)	(750,619)	(431,462)	(215,285)	(794,020)	(1,110,667)
Net transfers	257,586	465,462	(6,678,266)	1,281,948	2,248,811	795,960	3,433,224	(373,082)	5,969,479
Net increase (decrease) in net assets from contract owners' transactions	229,688	504,229	(7,304,016)	1,108,877	1,862,589	607,639	3,395,637	(943,348)	5,641,725
Net increase (decrease) in net assets	127,774	532,615	(7,260,956)	975,418	1,655,124	494,328	3,185,903	(834,899)	5,178,750
Net assets, beginning of period	2,035,578	937,680	10,579,472	2,002,324	11,708,728	3,809,855	3,159,316	10,213,502	13,669,054
Net assets, end of period	$2,163,352	$1,470,295	$3,318,516	$2,977,742	$13,363,852	$4,304,183	$6,345,219	$9,378,603	$18,847,804

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)				FIRST EAGLE VARIABLE FUNDS
	TARGET VOLATILITY	VALUE	VALUE LEADERS (d)*	VALUE STRATEGIES	OVERSEAS
Investment income:
Income dividends from investments in portfolio shares	$5,473	$37,353	$2,194	$915	$161,996
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	5,473	37,353	2,194	915	161,996
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(7,136)	(84,482)	30,248	11,748	(449,199)
Net realized short-term capital gain distributions from investments in portfolio shares	2,016	74,297	—	121	103,089
Net realized long-term capital gain distributions from investments in portfolio shares	5,202	298,021	—	—	1,538,045
Net realized gain (loss) on investments in portfolio shares	82	287,836	30,248	11,869	1,191,935
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(29,446)	(399,022)	(27,044)	(13,143)	(1,410,763)
Net increase (decrease) in net assets from operations	$(23,891)	$(73,833)	$5,398	$(359)	$(56,832)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)				FIRST EAGLE VARIABLE FUNDS
	TARGET VOLATILITY	VALUE	VALUE LEADERS (d)*	VALUE STRATEGIES	OVERSEAS
Changes from operations:
Net investment income (expense)	$5,473	$37,353	$2,194	$915	$161,996
Net realized gain (loss) on investments in portfolio shares	82	287,836	30,248	11,869	1,191,935
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(29,446)	(399,022)	(27,044)	(13,143)	(1,410,763)
Net increase (decrease) in net assets from operations	(23,891)	(73,833)	5,398	(359)	(56,832)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	32	7,013	21	22	589,451
Contract redemptions	(19,653)	(85,557)	(2,625)	(7,203)	(1,166,736)
Net transfers	216,633	255,686	(129,327)	(64,993)	4,258,909
Net increase (decrease) in net assets from contract owners' transactions	197,012	177,142	(131,931)	(72,174)	3,681,624
Net increase (decrease) in net assets	173,121	103,309	(126,533)	(72,533)	3,624,792
Net assets, beginning of period	355,138	3,002,052	126,533	169,870	20,959,858
Net assets, end of period	$528,259	$3,105,361	$—	$97,337	$24,584,650

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (continued)								GOLDMAN SACHS VARIABLE INSURANCE TRUST
	GLOBAL REAL ESTATE	HIGH INCOME	INCOME	MUTUAL SHARES	RISING DIVIDENDS (b)*	STRATEGIC INCOME	TEMPLETON GLOBAL BOND	U.S. GOVERNMENT SECURITIES	GLOBAL TRENDS ALLOCATION (h)*
Investment income:
Income dividends from investments in portfolio shares	$128,013	$780,422	$746,597	$131,480	$—	$1,023,086	$3,837,895	$79,128	$143
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	128,013	780,422	746,597	131,480	—	1,023,086	3,837,895	79,128	143
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	113,938	(1,113,708)	(1,174,052)	(52,615)	(2)	(975,981)	(2,553,745)	20,183	(51,273)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	33,997	249,268	—	2,954
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	290,098	—	237,702	—	—	586
Net realized gain (loss) on investments in portfolio shares	113,938	(1,113,708)	(1,174,052)	237,483	(2)	(704,282)	(2,304,477)	20,183	(47,733)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(211,479)	(92,167)	(737,831)	(659,603)	(519)	(889,659)	(3,797,427)	(61,361)	(19,486)
Net increase (decrease) in net assets from operations	$30,472	$(425,453)	$(1,165,286)	$(290,640)	$(521)	$(570,855)	$(2,264,009)	$37,950	$(67,076)

	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (continued)								GOLDMAN SACHS VARIABLE INSURANCE TRUST
	GLOBAL REAL ESTATE	HIGH INCOME	INCOME	MUTUAL SHARES	RISING DIVIDENDS (b)*	STRATEGIC INCOME	TEMPLETON GLOBAL BOND	U.S. GOVERNMENT SECURITIES	GLOBAL TRENDS ALLOCATION (h)*
Changes from operations:
Net investment income (expense)	$128,013	$780,422	$746,597	$131,480	$—	$1,023,086	$3,837,895	$79,128	$143
Net realized gain (loss) on investments in portfolio shares	113,938	(1,113,708)	(1,174,052)	237,483	(2)	(704,282)	(2,304,477)	20,183	(47,733)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(211,479)	(92,167)	(737,831)	(659,603)	(519)	(889,659)	(3,797,427)	(61,361)	(19,486)
Net increase (decrease) in net assets from operations	30,472	(425,453)	(1,165,286)	(290,640)	(521)	(570,855)	(2,264,009)	37,950	(67,076)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	605,734	136,283	222,183	465,509	—	897,806	1,448,289	113,082	21,528
Contract redemptions	(99,899)	(473,643)	(2,184,302)	(411,056)	(151)	(1,411,861)	(3,740,096)	(723,277)	(50,666)
Net transfers	948,565	(2,523,606)	(3,846,870)	751,942	37,599	(1,245,072)	1,984,077	1,659,218	(14,857)
Net increase (decrease) in net assets from contract owners' transactions	1,454,400	(2,860,966)	(5,808,989)	806,395	37,448	(1,759,127)	(307,730)	1,049,023	(43,995)
Net increase (decrease) in net assets	1,484,872	(3,286,419)	(6,974,275)	515,755	36,927	(2,329,982)	(2,571,739)	1,086,973	(111,071)
Net assets, beginning of period	3,244,746	7,697,992	20,992,302	3,018,474	—	16,603,493	46,918,798	7,882,420	273,295
Net assets, end of period	$4,729,618	$4,411,573	$14,018,027	$3,534,229	$36,927	$14,273,511	$44,347,059	$8,969,393	$162,224

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	GOLDMAN SACHS VARIABLE INSURANCE TRUST (continued)		GUGGENHEIM VARIABLE INSURANCE FUNDS
	MULTI- STRATEGY ALTERNATIVES	STRATEGIC INCOME (c)*	CLS ADVISORONE GLOBAL DIVERSIFIED EQUITY (i)*	CLS ADVISORONE GLOBAL GROWTH (j)*	CLS ADVISORONE GROWTH AND INCOME (k)*
Investment income:
Income dividends from investments in portfolio shares	$25,090	$869	$7,281	$3	$7,800
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	25,090	869	7,281	3	7,800
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(20,908)	—	13,899	—	(7,589)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	1,936	—	46,671	3	3,831
Net realized gain (loss) on investments in portfolio shares	(18,972)	—	60,570	3	(3,758)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(61,956)	(1,277)	(130,039)	(24)	(39,614)
Net increase (decrease) in net assets from operations	$(55,838)	$(408)	$(62,188)	$(18)	$(35,572)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	GOLDMAN SACHS VARIABLE INSURANCE TRUST (continued)		GUGGENHEIM VARIABLE INSURANCE FUNDS
	MULTI- STRATEGY ALTERNATIVES	STRATEGIC INCOME (c)*	CLS ADVISORONE GLOBAL DIVERSIFIED EQUITY (i)*	CLS ADVISORONE GLOBAL GROWTH (j)*	CLS ADVISORONE GROWTH AND INCOME (k)*
Changes from operations:
Net investment income (expense)	$25,090	$869	$7,281	$3	$7,800
Net realized gain (loss) on investments in portfolio shares	(18,972)	—	60,570	3	(3,758)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(61,956)	(1,277)	(130,039)	(24)	(39,614)
Net increase (decrease) in net assets from operations	(55,838)	(408)	(62,188)	(18)	(35,572)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	57,114	(1)	32,348	—	3,549
Contract redemptions	(86,899)	(1)	(377,660)	—	(58,121)
Net transfers	565,551	99,629	249,840	—	130,992
Net increase (decrease) in net assets from contract owners' transactions	535,766	99,627	(95,472)	—	76,420
Net increase (decrease) in net assets	479,928	99,219	(157,660)	(18)	40,848
Net assets, beginning of period	834,603	—	1,076,009	442	740,634
Net assets, end of period	$1,314,531	$99,219	$918,349	$424	$781,482

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	GLOBAL MANAGED FUTURES STRATEGY	LONG SHORT EQUITY	MULTI- HEDGE STRATEGIES	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY	RYDEX COMMODITIES STRATEGY	RYDEX CONSUMER PRODUCTS	RYDEX DOW 2X STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$75,677	$—	$30,079	$6,744	$—	$—	$—	$43,016	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	1,665	—	—	213
Net investment income (expense)	75,677	—	30,079	6,744	—	(1,665)	—	43,016	(213)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	276,965	37,788	145,465	(146,478)	(486,231)	328,521	(380,951)	(188,786)	80,890
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	68,452	39,332
Net realized long-term capital gain distributions from investments in portfolio shares	103,799	—	—	—	—	—	—	189,490	20,939
Net realized gain (loss) on investments in portfolio shares	380,764	37,788	145,465	(146,478)	(486,231)	328,521	(380,951)	69,156	141,161
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(558,842)	(38,634)	(94,304)	42,172	37,249	(318,535)	80,411	122,774	(61,586)
Net increase (decrease) in net assets from operations	$(102,401)	$(846)	$81,240	$(97,562)	$(448,982)	$8,321	$(300,540)	$234,946	$79,362

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	GLOBAL MANAGED FUTURES STRATEGY	LONG SHORT EQUITY	MULTI- HEDGE STRATEGIES	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY	RYDEX COMMODITIES STRATEGY	RYDEX CONSUMER PRODUCTS	RYDEX DOW 2X STRATEGY
Changes from operations:
Net investment income (expense)	$75,677	$—	$30,079	$6,744	$—	$(1,665)	$—	$43,016	$(213)
Net realized gain (loss) on investments in portfolio shares	380,764	37,788	145,465	(146,478)	(486,231)	328,521	(380,951)	69,156	141,161
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(558,842)	(38,634)	(94,304)	42,172	37,249	(318,535)	80,411	122,774	(61,586)
Net increase (decrease) in net assets from operations	(102,401)	(846)	81,240	(97,562)	(448,982)	8,321	(300,540)	234,946	79,362
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	38,433	75,004	197,659	258,183	75,393	559,604	4,098	78,636	16,725
Contract redemptions	(153,003)	(97,128)	(236,615)	(403,143)	(60,674)	(1,063,215)	(3,761)	(479,451)	(280,136)
Net transfers	1,205,157	1,524,886	1,449,974	1,004,022	56,095	1,401,835	(111,332)	(1,837,865)	(211,572)
Net increase (decrease) in net assets from contract owners' transactions	1,090,587	1,502,762	1,411,018	859,062	70,814	898,224	(110,995)	(2,238,680)	(474,983)
Net increase (decrease) in net assets	988,186	1,501,916	1,492,258	761,500	(378,168)	906,545	(411,535)	(2,003,734)	(395,621)
Net assets, beginning of period	2,646,279	1,023,946	4,437,843	718,375	886,105	5,345,340	861,802	10,664,503	2,504,218
Net assets, end of period	$3,634,465	$2,525,862	$5,930,101	$1,479,875	$507,937	$6,251,885	$450,267	$8,660,769	$2,108,597

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX ELECTRONICS	RYDEX ENERGY	RYDEX ENERGY SERVICES	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES
Investment income:
Income dividends from investments in portfolio shares	$—	$3,974	$1,693	$20,813	$13,597
Expenses:
Mortality and expense risk fees	—	2	—	—	3
Net investment income (expense)	—	3,972	1,693	20,813	13,594
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(189,532)	(328,349)	(188,669)	(301,562)	(327,329)
Net realized short-term capital gain distributions from investments in portfolio shares	—	734	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	20,259	—	—	—
Net realized gain (loss) on investments in portfolio shares	(189,532)	(307,356)	(188,669)	(301,562)	(327,329)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(16,448)	(15,659)	(22,046)	(11,558)	(108,505)
Net increase (decrease) in net assets from operations	$(205,980)	$(319,043)	$(209,022)	$(292,307)	$(422,240)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX ELECTRONICS	RYDEX ENERGY	RYDEX ENERGY SERVICES	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES
Changes from operations:
Net investment income (expense)	$—	$3,972	$1,693	$20,813	$13,594
Net realized gain (loss) on investments in portfolio shares	(189,532)	(307,356)	(188,669)	(301,562)	(327,329)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(16,448)	(15,659)	(22,046)	(11,558)	(108,505)
Net increase (decrease) in net assets from operations	(205,980)	(319,043)	(209,022)	(292,307)	(422,240)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	57,863	4,155	44	8,689	70,719
Contract redemptions	(241,385)	(11,060)	(58,666)	(127,091)	(198,493)
Net transfers	(593,421)	392,778	338,454	423,002	3,190,012
Net increase (decrease) in net assets from contract owners' transactions	(776,943)	385,873	279,832	304,600	3,062,238
Net increase (decrease) in net assets	(982,923)	66,830	70,810	12,293	2,639,998
Net assets, beginning of period	1,159,529	638,674	351,684	449,956	1,030,186
Net assets, end of period	$176,606	$705,504	$422,494	$462,249	$3,670,184

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE	RYDEX HIGH YIELD STRATEGY	RYDEX INTERNET	RYDEX INVERSE DOW 2X STRATEGY	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY	RYDEX INVERSE MID-CAP STRATEGY	RYDEX INVERSE NASDAQ-100® STRATEGY	RYDEX INVERSE RUSSELL 2000® STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$35,483	$—	$1,103	$—	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	18	680	—	104	1	—	—	—	—
Net investment income (expense)	35,465	(680)	1,103	(104)	(1)	—	—	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(624,114)	194,384	(105,077)	(230,153)	(163,996)	(34,407)	(14,677)	(71,817)	(70,127)
Net realized short-term capital gain distributions from investments in portfolio shares	532,680	—	—	74,725	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	492,348	168,341	—	107,425	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	400,914	362,725	(105,077)	(48,003)	(163,996)	(34,407)	(14,677)	(71,817)	(70,127)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(170,885)	(129,478)	910	145,129	10,258	27,182	882	(383)	13,394
Net increase (decrease) in net assets from operations	$265,494	$232,567	$(103,064)	$97,022	$(153,739)	$(7,225)	$(13,795)	$(72,200)	$(56,733)

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE	RYDEX HIGH YIELD STRATEGY	RYDEX INTERNET	RYDEX INVERSE DOW 2X STRATEGY	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY	RYDEX INVERSE MID-CAP STRATEGY	RYDEX INVERSE NASDAQ-100® STRATEGY	RYDEX INVERSE RUSSELL 2000® STRATEGY
Changes from operations:
Net investment income (expense)	$35,465	$(680)	$1,103	$(104)	$(1)	$—	$—	$—	$—
Net realized gain (loss) on investments in portfolio shares	400,914	362,725	(105,077)	(48,003)	(163,996)	(34,407)	(14,677)	(71,817)	(70,127)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(170,885)	(129,478)	910	145,129	10,258	27,182	882	(383)	13,394
Net increase (decrease) in net assets from operations	265,494	232,567	(103,064)	97,022	(153,739)	(7,225)	(13,795)	(72,200)	(56,733)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	186,873	260,533	23,922	200,589	4,710	25,000	58	307	384
Contract redemptions	(989,791)	(763,485)	(617,866)	(338,224)	(24,548)	(282,750)	(626)	(31,607)	(87,614)
Net transfers	(5,604,462)	18,847	762,498	2,938,704	819,049	228,529	4,399	175,667	3,099,977
Net increase (decrease) in net assets from contract owners' transactions	(6,407,380)	(484,105)	168,554	2,801,069	799,211	(29,221)	3,831	144,367	3,012,747
Net increase (decrease) in net assets	(6,141,886)	(251,538)	65,490	2,898,091	645,472	(36,446)	(9,964)	72,167	2,956,014
Net assets, beginning of period	8,583,012	6,226,177	—	924,775	87,431	919,860	35,699	163,964	141,025
Net assets, end of period	$2,441,126	$5,974,639	$65,490	$3,822,866	$732,903	$883,414	$25,735	$236,131	$3,097,039

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INVERSE S&P 500 STRATEGY	RYDEX JAPAN 2X STRATEGY	RYDEX LEISURE	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100®
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$3,394	$—	$—
Expenses:
Mortality and expense risk fees	—	62	—	15	111
Net investment income (expense)	—	(62)	3,394	(15)	(111)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(83,523)	(180,717)	(534,292)	(615,519)	(1,093,601)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	178	848,804
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	577,048	44,483	205,079
Net realized gain (loss) on investments in portfolio shares	(83,523)	(180,717)	42,756	(570,858)	(39,718)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	14,761	(7,656)	(82,181)	(2,602)	(105,918)
Net increase (decrease) in net assets from operations	$(68,762)	$(188,435)	$(36,031)	$(573,475)	$(145,747)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INVERSE S&P 500 STRATEGY	RYDEX JAPAN 2X STRATEGY	RYDEX LEISURE	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100®
Changes from operations:
Net investment income (expense)	$—	$(62)	$3,394	$(15)	$(111)
Net realized gain (loss) on investments in portfolio shares	(83,523)	(180,717)	42,756	(570,858)	(39,718)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	14,761	(7,656)	(82,181)	(2,602)	(105,918)
Net increase (decrease) in net assets from operations	(68,762)	(188,435)	(36,031)	(573,475)	(145,747)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	11,878	4,278	86,440	415,315	496,311
Contract redemptions	(297,272)	(37,221)	(152,123)	(460,604)	(1,704,507)
Net transfers	1,339,688	78,302	2,050,355	(676,542)	4,348,288
Net increase (decrease) in net assets from contract owners' transactions	1,054,294	45,359	1,984,672	(721,831)	3,140,092
Net increase (decrease) in net assets	985,532	(143,076)	1,948,641	(1,295,306)	2,994,345
Net assets, beginning of period	372,362	358,720	2,149,442	1,354,684	14,464,873
Net assets, end of period	$1,357,894	$215,644	$4,098,083	$59,378	$17,459,218

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY	RYDEX RUSSELL 2000® 2X STRATEGY	RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$70,766	$25,527	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	1,100	4	—	23	—	—	—	380	85
Net investment income (expense)	(1,100)	(4)	70,766	25,504	—	—	—	(380)	(85)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(2,786,685)	241,458	(738,794)	(223,563)	(616,413)	(151,789)	(703,000)	182,430	(722,026)
Net realized short-term capital gain distributions from investments in portfolio shares	1,388,705	—	—	—	—	—	—	266,139	48,915
Net realized long-term capital gain distributions from investments in portfolio shares	343,447	—	—	—	491,637	—	377,562	231,377	534,724
Net realized gain (loss) on investments in portfolio shares	(1,054,533)	241,458	(738,794)	(223,563)	(124,776)	(151,789)	(325,438)	679,946	(138,387)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(296,921)	(493,490)	(124,374)	(22,049)	(106,324)	(9,452)	10,423	141,618	(102,749)
Net increase (decrease) in net assets from operations	$(1,352,554)	$(252,036)	$(792,402)	$(220,108)	$(231,100)	$(161,241)	$(315,015)	$821,184	$(241,221)

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY	RYDEX RUSSELL 2000® 2X STRATEGY	RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH
Changes from operations:
Net investment income (expense)	$(1,100)	$(4)	$70,766	$25,504	$—	$—	$—	$(380)	$(85)
Net realized gain (loss) on investments in portfolio shares	(1,054,533)	241,458	(738,794)	(223,563)	(124,776)	(151,789)	(325,438)	679,946	(138,387)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(296,921)	(493,490)	(124,374)	(22,049)	(106,324)	(9,452)	10,423	141,618	(102,749)
Net increase (decrease) in net assets from operations	(1,352,554)	(252,036)	(792,402)	(220,108)	(231,100)	(161,241)	(315,015)	821,184	(241,221)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	43,453	55,203	44,844	91,240	92,870	5,298	5,241	34,663	224,986
Contract redemptions	(1,017,066)	(458,797)	(116,882)	(304,506)	(293,376)	(864,517)	(204,589)	(460,946)	(382,819)
Net transfers	4,443,415	(1,782,665)	1,020,388	(2,359,731)	2,933,199	115,692	(1,030,020)	(2,378,027)	1,495,409
Net increase (decrease) in net assets from contract owners' transactions	3,469,802	(2,186,259)	948,350	(2,572,997)	2,732,693	(743,527)	(1,229,368)	(2,804,310)	1,337,576
Net increase (decrease) in net assets	2,117,248	(2,438,295)	155,948	(2,793,105)	2,501,593	(904,768)	(1,544,383)	(1,983,126)	1,096,355
Net assets, beginning of period	12,080,982	9,629,849	1,347,501	4,424,645	901,653	1,433,078	2,178,327	9,811,599	4,863,526
Net assets, end of period	$14,198,230	$7,191,554	$1,503,449	$1,631,540	$3,403,246	$528,310	$633,944	$7,828,473	$5,959,881

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH	RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE
Investment income:
Income dividends from investments in portfolio shares	$38,029	$—	$2,245	$—	$—
Expenses:
Mortality and expense risk fees	2	33	—	23	—
Net investment income (expense)	38,027	(33)	2,245	(23)	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(1,372,821)	(1,246,317)	(308,831)	(369,127)	(523,722)
Net realized short-term capital gain distributions from investments in portfolio shares	295,251	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	403,815	339,667	160,685	414,917	144,060
Net realized gain (loss) on investments in portfolio shares	(673,755)	(906,650)	(148,146)	45,790	(379,662)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	76,574	59,772	(55,233)	(169,365)	108,200
Net increase (decrease) in net assets from operations	$(559,154)	$(846,911)	$(201,134)	$(123,598)	$(271,462)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH	RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE
Changes from operations:
Net investment income (expense)	$38,027	$(33)	$2,245	$(23)	$—
Net realized gain (loss) on investments in portfolio shares	(673,755)	(906,650)	(148,146)	45,790	(379,662)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	76,574	59,772	(55,233)	(169,365)	108,200
Net increase (decrease) in net assets from operations	(559,154)	(846,911)	(201,134)	(123,598)	(271,462)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	66,396	53,392	30,325	107,392	39,654
Contract redemptions	(432,705)	(263,534)	(122,698)	(368,259)	(85,598)
Net transfers	(3,461,835)	1,838,129	(405,937)	(697,026)	452,677
Net increase (decrease) in net assets from contract owners' transactions	(3,828,144)	1,627,987	(498,310)	(957,893)	406,733
Net increase (decrease) in net assets	(4,387,298)	781,076	(699,444)	(1,081,491)	135,271
Net assets, beginning of period	7,974,364	3,460,519	2,101,341	3,342,133	1,517,802
Net assets, end of period	$3,587,066	$4,241,595	$1,401,897	$2,260,642	$1,653,073

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX STRENGTHENING DOLLAR 2X STRATEGY	RYDEX TECHNOLOGY	RYDEX TELE- COMMUNICATIONS	RYDEX TRANSPORTATION	RYDEX U.S. GOVERNMENT MONEY MARKET	RYDEX UTILITIES	RYDEX WEAKENING DOLLAR 2X STRATEGY	VT ALL CAP VALUE (l)*	VT FLOATING RATE STRATEGIES
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$4,218	$—	$1	$63,424	$—	$—	$636,482
Expenses:
Mortality and expense risk fees	—	—	—	73	18	3	—	—	—
Net investment income (expense)	—	—	4,218	(73)	(17)	63,421	—	—	636,482
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(404,018)	(119,142)	(33,087)	(74,794)	—	(438,095)	(32,039)	5,013	(241,052)
Net realized short-term capital gain distributions from investments in portfolio shares	141,465	—	—	810	—	—	—	—	29,274
Net realized long-term capital gain distributions from investments in portfolio shares	267,887	6,433	—	52,303	—	—	—	—	12,537
Net realized gain (loss) on investments in portfolio shares	5,334	(112,709)	(33,087)	(21,681)	—	(438,095)	(32,039)	5,013	(199,241)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(94,774)	(88,425)	(11,322)	(403,534)	—	(272,985)	3,442	(4,804)	(433,216)
Net increase (decrease) in net assets from operations	$(89,440)	$(201,134)	$(40,191)	$(425,288)	$(17)	$(647,659)	$(28,597)	$209	$4,025

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX STRENGTHENING DOLLAR 2X STRATEGY	RYDEX TECHNOLOGY	RYDEX TELE- COMMUNICATIONS	RYDEX TRANSPORTATION	RYDEX U.S. GOVERNMENT MONEY MARKET	RYDEX UTILITIES	RYDEX WEAKENING DOLLAR 2X STRATEGY	VT ALL CAP VALUE (l)*	VT FLOATING RATE STRATEGIES
Changes from operations:
Net investment income (expense)	$—	$—	$4,218	$(73)	$(17)	$63,421	$—	$—	$636,482
Net realized gain (loss) on investments in portfolio shares	5,334	(112,709)	(33,087)	(21,681)	—	(438,095)	(32,039)	5,013	(199,241)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(94,774)	(88,425)	(11,322)	(403,534)	—	(272,985)	3,442	(4,804)	(433,216)
Net increase (decrease) in net assets from operations	(89,440)	(201,134)	(40,191)	(425,288)	(17)	(647,659)	(28,597)	209	4,025
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	19,510	8,027	8,602	31,781	—	24,171	314	—	1,228,043
Contract redemptions	(415,900)	(248,599)	(89,044)	(280,198)	(338,991)	(515,395)	(26,048)	(8,395)	(2,411,865)
Net transfers	(816,733)	3,523,730	207,343	(2,846,075)	(195,169)	(3,597,627)	370,631	(36,665)	6,413,297
Net increase (decrease) in net assets from contract owners' transactions	(1,213,123)	3,283,158	126,901	(3,094,492)	(534,160)	(4,088,851)	344,897	(45,060)	5,229,475
Net increase (decrease) in net assets	(1,302,563)	3,082,024	86,710	(3,519,780)	(534,177)	(4,736,510)	316,300	(44,851)	5,233,500
Net assets, beginning of period	2,157,599	924,595	277,822	4,807,428	3,302,753	9,064,679	15,963	44,851	10,482,879
Net assets, end of period	$855,036	$4,006,619	$364,532	$1,287,648	$2,768,576	$4,328,169	$332,263	$—	$15,716,379

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	VT HIGH YIELD	VT LARGE CAP VALUE	VT MACRO OPPORTUNITIES	VT MANAGED ASSET ALLOCATION (m)*	VT SMALL CAP VALUE
Investment income:
Income dividends from investments in portfolio shares	$137,763	$321	$72,146	$205	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	137,763	321	72,146	205	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(204,488)	7,528	30,711	1,063	(103,078)
Net realized short-term capital gain distributions from investments in portfolio shares	6,306	—	6,036	—	1,802
Net realized long-term capital gain distributions from investments in portfolio shares	20,963	4,162	—	—	186,968
Net realized gain (loss) on investments in portfolio shares	(177,219)	11,690	36,747	1,063	85,692
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	4,156	(12,872)	(126,196)	(1,764)	(145,113)
Net increase (decrease) in net assets from operations	$(35,300)	$(861)	$(17,303)	$(496)	$(59,421)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	VT HIGH YIELD	VT LARGE CAP VALUE	VT MACRO OPPORTUNITIES	VT MANAGED ASSET ALLOCATION (m)*	VT SMALL CAP VALUE
Changes from operations:
Net investment income (expense)	$137,763	$321	$72,146	$205	$—
Net realized gain (loss) on investments in portfolio shares	(177,219)	11,690	36,747	1,063	85,692
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	4,156	(12,872)	(126,196)	(1,764)	(145,113)
Net increase (decrease) in net assets from operations	(35,300)	(861)	(17,303)	(496)	(59,421)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	77,562	—	420,316	—	60,205
Contract redemptions	(1,074,600)	(910)	(110,260)	(355)	(40,667)
Net transfers	949,843	(30,071)	256,889	(19,838)	(75,164)
Net increase (decrease) in net assets from contract owners' transactions	(47,195)	(30,981)	566,945	(20,193)	(55,626)
Net increase (decrease) in net assets	(82,495)	(31,842)	549,642	(20,689)	(115,047)
Net assets, beginning of period	748,398	58,232	1,970,293	20,689	791,868
Net assets, end of period	$665,903	$26,390	$2,519,935	$—	$676,821

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)						INVESCO VARIABLE INSURANCE FUNDS
	VT STYLEPLUS LARGE CORE	VT STYLEPLUS LARGE GROWTH	VT STYLEPLUS MID GROWTH	VT STYLEPLUS SMALL GROWTH	VT U.S. TOTAL RETURN BOND	VT WORLD EQUITY INCOME	BALANCED-RISK ALLOCATION	COMSTOCK	CORE EQUITY
Investment income:
Income dividends from investments in portfolio shares	$72	$13,423	$10,284	$29	$413,678	$11,927	$220,649	$61,734	$10,363
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	72	13,423	10,284	29	413,678	11,927	220,649	61,734	10,363
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	12	79,721	111,094	10	220,581	(6,016)	(842,695)	32,373	25,552
Net realized short-term capital gain distributions from investments in portfolio shares	405	82,695	60,881	—	—	—	234,290	—	4,278
Net realized long-term capital gain distributions from investments in portfolio shares	53	8,799	5,551	11	—	—	263,143	8,741	90,491
Net realized gain (loss) on investments in portfolio shares	470	171,215	177,526	21	220,581	(6,016)	(345,262)	41,114	120,321
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(464)	(116,797)	(238,675)	(93)	(458,643)	(10,260)	(93,365)	(284,348)	(170,755)
Net increase (decrease) in net assets from operations	$78	$67,841	$(50,865)	$(43)	$175,616	$(4,349)	$(217,978)	$(181,500)	$(40,071)

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)						INVESCO VARIABLE INSURANCE FUNDS
	VT STYLEPLUS LARGE CORE	VT STYLEPLUS LARGE GROWTH	VT STYLEPLUS MID GROWTH	VT STYLEPLUS SMALL GROWTH	VT U.S. TOTAL RETURN BOND	VT WORLD EQUITY INCOME	BALANCED-RISK ALLOCATION	COMSTOCK	CORE EQUITY
Changes from operations:
Net investment income (expense)	$72	$13,423	$10,284	$29	$413,678	$11,927	$220,649	$61,734	$10,363
Net realized gain (loss) on investments in portfolio shares	470	171,215	177,526	21	220,581	(6,016)	(345,262)	41,114	120,321
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(464)	(116,797)	(238,675)	(93)	(458,643)	(10,260)	(93,365)	(284,348)	(170,755)
Net increase (decrease) in net assets from operations	78	67,841	(50,865)	(43)	175,616	(4,349)	(217,978)	(181,500)	(40,071)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	13,121	—	2,506,730	3,722	226,381	571,820	78
Contract redemptions	(82)	(22,623)	(66,597)	(28)	(1,122,548)	(4,232)	(142,167)	(398,345)	(25,844)
Net transfers	—	200,105	228,791	—	9,834,859	(36,442)	(2,536,816)	(1,411,340)	(309,321)
Net increase (decrease) in net assets from contract owners' transactions	(82)	177,482	175,315	(28)	11,219,041	(36,952)	(2,452,602)	(1,237,865)	(335,087)
Net increase (decrease) in net assets	(4)	245,323	124,450	(71)	11,394,657	(41,301)	(2,670,580)	(1,419,365)	(375,158)
Net assets, beginning of period	5,223	1,091,926	816,753	3,449	16,892,417	336,122	4,950,797	4,350,239	1,169,378
Net assets, end of period	$5,219	$1,337,249	$941,203	$3,378	$28,287,074	$294,821	$2,280,217	$2,930,874	$794,220

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	INVESCO VARIABLE INSURANCE FUNDS (continued)
	DIVERSIFIED DIVIDEND	EQUITY AND INCOME	GLOBAL HEALTH CARE	GLOBAL REAL ESTATE	GOVERNMENT SECURITIES
Investment income:
Income dividends from investments in portfolio shares	$114,850	$140,202	$—	$294,043	$455,853
Expenses:
Mortality and expense risk fees	—	—	51	927	—
Net investment income (expense)	114,850	140,202	(51)	293,116	455,853
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	199,961	(347,075)	194,361	181,874	(378,956)
Net realized short-term capital gain distributions from investments in portfolio shares	—	35,931	3,743	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	450,005	224,527	—	—
Net realized gain (loss) on investments in portfolio shares	199,961	138,861	422,631	181,874	(378,956)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(284,527)	(463,879)	(350,884)	(635,574)	(36,977)
Net increase (decrease) in net assets from operations	$30,284	$(184,816)	$71,696	$(160,584)	$39,920

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	INVESCO VARIABLE INSURANCE FUNDS (continued)
	DIVERSIFIED DIVIDEND	EQUITY AND INCOME	GLOBAL HEALTH CARE	GLOBAL REAL ESTATE	GOVERNMENT SECURITIES
Changes from operations:
Net investment income (expense)	$114,850	$140,202	$(51)	$293,116	$455,853
Net realized gain (loss) on investments in portfolio shares	199,961	138,861	422,631	181,874	(378,956)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(284,527)	(463,879)	(350,884)	(635,574)	(36,977)
Net increase (decrease) in net assets from operations	30,284	(184,816)	71,696	(160,584)	39,920
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	335,276	311,281	125,373	295,371	971,406
Contract redemptions	(506,498)	(184,375)	(174,401)	(369,181)	(905,578)
Net transfers	1,648,516	(155,195)	(1,485,253)	1,959,592	1,593,257
Net increase (decrease) in net assets from contract owners' transactions	1,477,294	(28,289)	(1,534,281)	1,885,782	1,659,085
Net increase (decrease) in net assets	1,507,578	(213,105)	(1,462,585)	1,725,198	1,699,005
Net assets, beginning of period	5,191,228	6,097,737	4,346,735	7,677,785	3,931,719
Net assets, end of period	$6,698,806	$5,884,632	$2,884,150	$9,402,983	$5,630,724

The accompanying notes are an integral part of these financial statements.

	INVESCO VARIABLE INSURANCE FUNDS (continued)							IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
	GROWTH AND INCOME	HIGH YIELD	INTERNATIONAL GROWTH	MID CAP CORE EQUITY	MONEY MARKET	TECHNOLOGY	VALUE OPPORTUNITIES	ASSET STRATEGY	BALANCED
Investment income:
Income dividends from investments in portfolio shares	$61,371	$162,338	$103,148	$2,140	$31,676	$—	$2,910	$48,263	$79,937
Expenses:
Mortality and expense risk fees	—	11	—	—	296	—	—	—	—
Net investment income (expense)	61,371	162,327	103,148	2,140	31,380	—	2,910	48,263	79,937
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(158,145)	(331,361)	555,069	(178,608)	—	(35,931)	(1,597)	(1,239,885)	(761,177)
Net realized short-term capital gain distributions from investments in portfolio shares	19,676	—	—	21,573	—	159	—	80,564	22,716
Net realized long-term capital gain distributions from investments in portfolio shares	299,250	—	—	173,640	—	39,710	9,563	2,236,929	1,152,673
Net realized gain (loss) on investments in portfolio shares	160,781	(331,361)	555,069	16,605	—	3,938	7,966	1,077,608	414,212
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(315,143)	51,883	(935,552)	(167,650)	—	(27,985)	(24,090)	(2,172,266)	(512,188)
Net increase (decrease) in net assets from operations	$(92,991)	$(117,151)	$(277,335)	$(148,905)	$31,380	$(24,047)	$(13,214)	$(1,046,395)	$(18,039)

	INVESCO VARIABLE INSURANCE FUNDS (continued)							IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
	GROWTH AND INCOME	HIGH YIELD	INTERNATIONAL GROWTH	MID CAP CORE EQUITY	MONEY MARKET	TECHNOLOGY	VALUE OPPORTUNITIES	ASSET STRATEGY	BALANCED
Changes from operations:
Net investment income (expense)	$61,371	$162,327	$103,148	$2,140	$31,380	$—	$2,910	$48,263	$79,937
Net realized gain (loss) on investments in portfolio shares	160,781	(331,361)	555,069	16,605	—	3,938	7,966	1,077,608	414,212
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(315,143)	51,883	(935,552)	(167,650)	—	(27,985)	(24,090)	(2,172,266)	(512,188)
Net increase (decrease) in net assets from operations	(92,991)	(117,151)	(277,335)	(148,905)	31,380	(24,047)	(13,214)	(1,046,395)	(18,039)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	54,881	121,261	370,835	68,264	616,597,139	54,137	—	298,396	162,455
Contract redemptions	(83,624)	(521,819)	(449,658)	(238,484)	(84,297,958)	(130,876)	(18,659)	(1,052,675)	(362,747)
Net transfers	(445,720)	(2,181,733)	1,318,607	397,658	(438,673,179)	2,132,989	(1,730)	(1,908,621)	(3,380,695)
Net increase (decrease) in net assets from contract owners' transactions	(474,463)	(2,582,291)	1,239,784	227,438	93,626,002	2,056,250	(20,389)	(2,662,900)	(3,580,987)
Net increase (decrease) in net assets	(567,454)	(2,699,442)	962,449	78,533	93,657,382	2,032,203	(33,603)	(3,709,295)	(3,599,026)
Net assets, beginning of period	2,293,113	5,486,118	6,521,100	2,473,689	281,054,794	776,413	141,485	14,295,417	8,674,800
Net assets, end of period	$1,725,659	$2,786,676	$7,483,549	$2,552,222	$374,712,176	$2,808,616	$107,882	$10,586,122	$5,075,774

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	IVY FUNDS VARIABLE INSURANCE PORTFOLIOS (continued)
	BOND	DIVIDEND OPPORTUNITIES	ENERGY	GLOBAL BOND	GLOBAL NATURAL RESOURCES
Investment income:
Income dividends from investments in portfolio shares	$20,353	$3,036	$1,390	$20,698	$818
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	20,353	3,036	1,390	20,698	818
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(24,743)	1,325	(423,223)	(21,455)	(158,705)
Net realized short-term capital gain distributions from investments in portfolio shares	—	3,281	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	22,709	12,589	—	—
Net realized gain (loss) on investments in portfolio shares	(24,743)	27,315	(410,634)	(21,455)	(158,705)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(8,051)	(37,206)	(163,467)	(16,778)	(27,590)
Net increase (decrease) in net assets from operations	$(12,441)	$(6,855)	$(572,711)	$(17,535)	$(185,477)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	IVY FUNDS VARIABLE INSURANCE PORTFOLIOS (continued)
	BOND	DIVIDEND OPPORTUNITIES	ENERGY	GLOBAL BOND	GLOBAL NATURAL RESOURCES
Changes from operations:
Net investment income (expense)	$20,353	$3,036	$1,390	$20,698	$818
Net realized gain (loss) on investments in portfolio shares	(24,743)	27,315	(410,634)	(21,455)	(158,705)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(8,051)	(37,206)	(163,467)	(16,778)	(27,590)
Net increase (decrease) in net assets from operations	(12,441)	(6,855)	(572,711)	(17,535)	(185,477)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	22,500	2	66,659	7,601	20,576
Contract redemptions	(46,428)	(20,612)	(171,271)	(32,655)	(131,731)
Net transfers	767,094	(39,305)	577,701	66,781	48,014
Net increase (decrease) in net assets from contract owners' transactions	743,166	(59,915)	473,089	41,727	(63,141)
Net increase (decrease) in net assets	730,725	(66,770)	(99,622)	24,192	(248,618)
Net assets, beginning of period	608,027	257,221	2,103,388	471,752	958,576
Net assets, end of period	$1,338,752	$190,451	$2,003,766	$495,944	$709,958

The accompanying notes are an integral part of these financial statements.

	IVY FUNDS VARIABLE INSURANCE PORTFOLIOS (continued)						JANUS ASPEN SERIES- INSTITUTIONAL
	GROWTH	HIGH INCOME	LIMITED TERM BOND	MID CAP GROWTH	SCIENCE AND TECHNOLOGY	VALUE	BALANCED	ENTERPRISE	FORTY
Investment income:
Income dividends from investments in portfolio shares	$50	$1,427,163	$26,400	$—	$—	$6,515	$529,821	$98,782	$69,550
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	739	—
Net investment income (expense)	50	1,427,163	26,400	—	—	6,515	529,821	98,043	69,550
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(3)	(2,573,702)	(537)	192,495	(129,822)	(144,981)	586,932	489,218	(811,010)
Net realized short-term capital gain distributions from investments in portfolio shares	284	60,730	—	35,054	—	23,640	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	5,229	181,584	—	311,805	420,270	85,082	873,661	1,078,679	1,088,801
Net realized gain (loss) on investments in portfolio shares	5,510	(2,331,388)	(537)	539,354	290,448	(36,259)	1,460,593	1,567,897	277,791
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,385)	(165,093)	(23,838)	(788,484)	(576,115)	(47,833)	(1,913,037)	(1,384,969)	26,354
Net increase (decrease) in net assets from operations	$3,175	$(1,069,318)	$2,025	$(249,130)	$(285,667)	$(77,577)	$77,377	$280,971	$373,695

	IVY FUNDS VARIABLE INSURANCE PORTFOLIOS (continued)						JANUS ASPEN SERIES- INSTITUTIONAL
	GROWTH	HIGH INCOME	LIMITED TERM BOND	MID CAP GROWTH	SCIENCE AND TECHNOLOGY	VALUE	BALANCED	ENTERPRISE	FORTY
Changes from operations:
Net investment income (expense)	$50	$1,427,163	$26,400	$—	$—	$6,515	$529,821	$98,043	$69,550
Net realized gain (loss) on investments in portfolio shares	5,510	(2,331,388)	(537)	539,354	290,448	(36,259)	1,460,593	1,567,897	277,791
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,385)	(165,093)	(23,838)	(788,484)	(576,115)	(47,833)	(1,913,037)	(1,384,969)	26,354
Net increase (decrease) in net assets from operations	3,175	(1,069,318)	2,025	(249,130)	(285,667)	(77,577)	77,377	280,971	373,695
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	228,324	2,818	208,348	423,428	10,853	402,633	523,646	146,582
Contract redemptions	(128)	(1,667,666)	(57,688)	(266,370)	(1,082,880)	(18,008)	(1,205,386)	(419,355)	(387,575)
Net transfers	—	(3,560,769)	2,819,767	(252,964)	1,948,249	50,006	7,411,447	3,924,436	10,289,878
Net increase (decrease) in net assets from contract owners' transactions	(128)	(5,000,111)	2,764,897	(310,986)	1,288,797	42,851	6,608,694	4,028,727	10,048,885
Net increase (decrease) in net assets	3,047	(6,069,429)	2,766,922	(560,116)	1,003,130	(34,726)	6,686,071	4,309,698	10,422,580
Net assets, beginning of period	44,354	13,637,858	924,019	4,226,711	6,263,279	1,216,310	21,267,637	9,178,684	2,228,998
Net assets, end of period	$47,401	$7,568,429	$3,690,941	$3,666,595	$7,266,409	$1,181,584	$27,953,708	$13,488,382	$12,651,578

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	JANUS ASPEN SERIES-INSTITUTIONAL (continued)				JANUS ASPEN SERIES- SERVICE	JANUS ASPEN SERIES- SERVICE (continued)
	GLOBAL RESEARCH	JANUS	OVERSEAS	PERKINS MID CAP VALUE	FLEXIBLE BOND	GLOBAL ALLOCATION MODERATE	GLOBAL TECHNOLOGY
Investment income:
Income dividends from investments in portfolio shares	$8,505	$21,928	$21,874	$95,998	$433,520	$155	$1,634
Expenses:
Mortality and expense risk fees	307	203	7	—	—	—	—
Net investment income (expense)	8,198	21,725	21,867	95,998	433,520	155	1,634
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	63,589	(561,749)	(369,337)	186,977	(55,549)	1	(3,890)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	652,354	104,891	760,362	77,320	825	26,920
Net realized gain (loss) on investments in portfolio shares	63,589	90,605	(264,446)	947,339	21,771	826	23,030
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(117,101)	(127,741)	(38,104)	(1,306,788)	(560,619)	(1,436)	(19,521)
Net increase (decrease) in net assets from operations	$(45,314)	$(15,411)	$(280,683)	$(263,451)	$(105,328)	$(455)	$5,143

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	JANUS ASPEN SERIES-INSTITUTIONAL (continued)				JANUS ASPEN SERIES- SERVICE	JANUS ASPEN SERIES- SERVICE (continued)
	GLOBAL RESEARCH	JANUS	OVERSEAS	PERKINS MID CAP VALUE	FLEXIBLE BOND	GLOBAL ALLOCATION MODERATE	GLOBAL TECHNOLOGY
Changes from operations:
Net investment income (expense)	$8,198	$21,725	$21,867	$95,998	$433,520	$155	$1,634
Net realized gain (loss) on investments in portfolio shares	63,589	90,605	(264,446)	947,339	21,771	826	23,030
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(117,101)	(127,741)	(38,104)	(1,306,788)	(560,619)	(1,436)	(19,521)
Net increase (decrease) in net assets from operations	(45,314)	(15,411)	(280,683)	(263,451)	(105,328)	(455)	5,143
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	80,774	215,600	200,619	219,972	1,207,710	—	29,847
Contract redemptions	(58,114)	(195,482)	(132,666)	(390,990)	(1,217,404)	(24)	(6,970)
Net transfers	159,656	1,557,107	(843,705)	(656,257)	16,325,070	—	(73,936)
Net increase (decrease) in net assets from contract owners' transactions	182,316	1,577,225	(775,752)	(827,275)	16,315,376	(24)	(51,059)
Net increase (decrease) in net assets	137,002	1,561,814	(1,056,435)	(1,090,726)	16,210,048	(479)	(45,916)
Net assets, beginning of period	987,797	938,176	4,461,257	8,287,661	11,088,178	19,275	162,417
Net assets, end of period	$1,124,799	$2,499,990	$3,404,822	$7,196,935	$27,298,226	$18,796	$116,501

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	JOHN HANCOCK VARIABLE INSURANCE TRUST	JPMORGAN INSURANCE TRUST		LAZARD RETIREMENT SERIES
	EMERGING MARKETS TRUST FUND (c)*	GLOBAL ALLOCATION (c)*	INCOME BUILDER (c)*	EMERGING MARKETS EQUITY	GLOBAL DYNAMIC MULTI ASSET	INTERNATIONAL EQUITY	US SMALL-MID CAP EQUITY
Investment income:
Income dividends from investments in portfolio shares	$2,384	$1,847	$5,418	$274,436	$—	$240,419	$—
Expenses:
Mortality and expense risk fees	43	—	—	—	—	—	29
Net investment income (expense)	2,341	1,847	5,418	274,436	—	240,419	(29)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(1,152)	(4)	(6)	(731,032)	(8,012)	248,995	(146,322)
Net realized short-term capital gain distributions from investments in portfolio shares	—	90	18	—	3,974	—	53,778
Net realized long-term capital gain distributions from investments in portfolio shares	—	597	124	66,137	25,918	254,557	58,180
Net realized gain (loss) on investments in portfolio shares	(1,152)	683	136	(664,895)	21,880	503,552	(34,364)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(18,393)	(6,533)	(6,838)	(4,855,170)	(26,042)	(1,038,255)	(63,823)
Net increase (decrease) in net assets from operations	$(17,204)	$(4,003)	$(1,284)	$(5,245,629)	$(4,162)	$(294,284)	$(98,216)

	JOHN HANCOCK VARIABLE INSURANCE TRUST	JPMORGAN INSURANCE TRUST		LAZARD RETIREMENT SERIES
	EMERGING MARKETS TRUST FUND (c)*	GLOBAL ALLOCATION (c)*	INCOME BUILDER (c)*	EMERGING MARKETS EQUITY	GLOBAL DYNAMIC MULTI ASSET	INTERNATIONAL EQUITY	US SMALL-MID CAP EQUITY
Changes from operations:
Net investment income (expense)	$2,341	$1,847	$5,418	$274,436	$—	$240,419	$(29)
Net realized gain (loss) on investments in portfolio shares	(1,152)	683	136	(664,895)	21,880	503,552	(34,364)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(18,393)	(6,533)	(6,838)	(4,855,170)	(26,042)	(1,038,255)	(63,823)
Net increase (decrease) in net assets from operations	(17,204)	(4,003)	(1,284)	(5,245,629)	(4,162)	(294,284)	(98,216)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	20,118	—	—	398,463	24,366	455,154	42,446
Contract redemptions	(10,962)	(87)	(174)	(731,022)	(118,036)	(652,849)	(115,217)
Net transfers	434,396	136,098	216,680	2,615,241	(35,236)	6,454,472	(211,574)
Net increase (decrease) in net assets from contract owners' transactions	443,552	136,011	216,506	2,282,682	(128,906)	6,256,777	(284,345)
Net increase (decrease) in net assets	426,348	132,008	215,222	(2,962,947)	(133,068)	5,962,493	(382,561)
Net assets, beginning of period	—	—	—	23,951,216	1,332,723	8,292,782	1,981,730
Net assets, end of period	$426,348	$132,008	$215,222	$20,988,269	$1,199,655	$14,255,275	$1,599,169

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	LAZARD RETIREMENT SERIES (continued)	LEGG MASON PARTNERS VARIABLE EQUITY TRUST				LEGG MASON PARTNERS VARIABLE EQUITY TRUST (continued)
	US STRATEGIC EQUITY	BW ABSOLUTE RETURN OPPORTUNITIES	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE DIVIDEND STRATEGY (o)*	CLEARBRIDGE LARGE CAP GROWTH	CLEARBRIDGE SMALL CAP GROWTH	QS DYNAMIC MULTI- STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$7,889	$—	$52,272	$56,077	$29,046	$—	$13,529
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—
Net investment income (expense)	7,889	—	52,272	56,077	29,046	—	13,529
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(53,874)	(153,040)	467,618	35,186	(92,278)	(158,146)	23,200
Net realized short-term capital gain distributions from investments in portfolio shares	2,123	27,795	434	—	64,865	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	117,221	45,135	1,450,871	—	635,985	52,126	20,433
Net realized gain (loss) on investments in portfolio shares	65,470	(80,110)	1,918,923	35,186	608,572	(106,020)	43,633
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(169,387)	(55,963)	(2,546,822)	(219,145)	(370,746)	(23,723)	(175,067)
Net increase (decrease) in net assets from operations	$(96,028)	$(136,073)	$(575,627)	$(127,882)	$266,872	$(129,743)	$(117,905)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	LAZARD RETIREMENT SERIES (continued)	LEGG MASON PARTNERS VARIABLE EQUITY TRUST				LEGG MASON PARTNERS VARIABLE EQUITY TRUST (continued)
	US STRATEGIC EQUITY	BW ABSOLUTE RETURN OPPORTUNITIES	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE DIVIDEND STRATEGY (o)*	CLEARBRIDGE LARGE CAP GROWTH	CLEARBRIDGE SMALL CAP GROWTH	QS DYNAMIC MULTI- STRATEGY
Changes from operations:
Net investment income (expense)	$7,889	$—	$52,272	$56,077	$29,046	$—	$13,529
Net realized gain (loss) on investments in portfolio shares	65,470	(80,110)	1,918,923	35,186	608,572	(106,020)	43,633
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(169,387)	(55,963)	(2,546,822)	(219,145)	(370,746)	(23,723)	(175,067)
Net increase (decrease) in net assets from operations	(96,028)	(136,073)	(575,627)	(127,882)	266,872	(129,743)	(117,905)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	236,760	30,078	361,689	20,023	165,273	57,149	116,011
Contract redemptions	(50,791)	(140,669)	(521,310)	(432,847)	(174,176)	(88,685)	(290,734)
Net transfers	926,749	703,852	(827,787)	(842,250)	3,780,215	(261,398)	386,544
Net increase (decrease) in net assets from contract owners' transactions	1,112,718	593,261	(987,408)	(1,255,074)	3,771,312	(292,934)	211,821
Net increase (decrease) in net assets	1,016,690	457,188	(1,563,035)	(1,382,956)	4,038,184	(422,677)	93,916
Net assets, beginning of period	746,723	545,794	14,496,201	3,528,897	2,284,539	2,391,091	1,530,872
Net assets, end of period	$1,763,413	$1,002,982	$12,933,166	$2,145,941	$6,322,723	$1,968,414	$1,624,788

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	LEGG MASON PARTNERS VARIABLE EQUITY TRUST	LORD ABBETT SERIES FUND					NATIONWIDE VARIABLE INSURANCE TRUST
	WESTERN ASSET GLOBAL HIGH YIELD BOND	BOND DEBENTURE	CALIBRATED DIVIDEND GROWTH	CLASSIC STOCK	GROWTH AND INCOME	INTERNATIONAL OPPORTUNITIES	BOND INDEX
Investment income:
Income dividends from investments in portfolio shares	$124,888	$739,569	$57,525	$614	$32,887	$54,375	$55,027
Expenses:
Mortality and expense risk fees	—	—	—	—	569	—	5,984
Net investment income (expense)	124,888	739,569	57,525	614	32,318	54,375	49,043
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(416,130)	(1,248,107)	(40,028)	(2,214)	395,258	(262,521)	(32,822)
Net realized short-term capital gain distributions from investments in portfolio shares	—	18,922	97,533	—	—	84,408	10,847
Net realized long-term capital gain distributions from investments in portfolio shares	—	137,635	180,245	13,661	140,782	414,962	15,896
Net realized gain (loss) on investments in portfolio shares	(416,130)	(1,091,550)	237,750	11,447	536,040	236,849	(6,079)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	126,518	12,773	(386,464)	(12,059)	(628,780)	(129,074)	(62,471)
Net increase (decrease) in net assets from operations	$(164,724)	$(339,208)	$(91,189)	$2	$(60,422)	$162,150	$(19,507)

	LEGG MASON PARTNERS VARIABLE EQUITY TRUST	LORD ABBETT SERIES FUND					NATIONWIDE VARIABLE INSURANCE TRUST
	WESTERN ASSET GLOBAL HIGH YIELD BOND	BOND DEBENTURE	CALIBRATED DIVIDEND GROWTH	CLASSIC STOCK	GROWTH AND INCOME	INTERNATIONAL OPPORTUNITIES	BOND INDEX
Changes from operations:
Net investment income (expense)	$124,888	$739,569	$57,525	$614	$32,318	$54,375	$49,043
Net realized gain (loss) on investments in portfolio shares	(416,130)	(1,091,550)	237,750	11,447	536,040	236,849	(6,079)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	126,518	12,773	(386,464)	(12,059)	(628,780)	(129,074)	(62,471)
Net increase (decrease) in net assets from operations	(164,724)	(339,208)	(91,189)	2	(60,422)	162,150	(19,507)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	3,933	690,572	179,355	749	31,812	277,876	56,573
Contract redemptions	(326,995)	(1,754,692)	(22,931)	(335)	(86,626)	(340,233)	(27,328)
Net transfers	(760,751)	(730,940)	2,112,862	(115,172)	(397,955)	3,964,509	175,158
Net increase (decrease) in net assets from contract owners' transactions	(1,083,813)	(1,795,060)	2,269,286	(114,758)	(452,769)	3,902,152	204,403
Net increase (decrease) in net assets	(1,248,537)	(2,134,268)	2,178,097	(114,756)	(513,191)	4,064,302	184,896
Net assets, beginning of period	2,924,247	19,644,610	920,612	191,269	3,108,546	2,188,184	2,440,147
Net assets, end of period	$1,675,710	$17,510,342	$3,098,709	$76,513	$2,595,355	$6,252,486	$2,625,043

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	NATIONWIDE VARIABLE INSURANCE TRUST (continued)				NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
	INTERNATIONAL INDEX	MID CAP INDEX	S&P 500 INDEX	SMALL CAP INDEX	ABSOLUTE RETURN MULTI MANAGER (a)*
Investment income:
Income dividends from investments in portfolio shares	$243,087	$88,450	$257,545	$109,457	$—
Expenses:
Mortality and expense risk fees	12,777	6,264	12,665	10,577	—
Net investment income (expense)	230,310	82,186	244,880	98,880	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(30,064)	114,530	240,831	19,257	(10,715)
Net realized short-term capital gain distributions from investments in portfolio shares	—	12,688	—	30,939	3,419
Net realized long-term capital gain distributions from investments in portfolio shares	—	457,247	160,433	634,500	158
Net realized gain (loss) on investments in portfolio shares	(30,064)	584,465	401,264	684,696	(7,138)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(454,435)	(883,570)	(798,850)	(1,241,186)	(29,543)
Net increase (decrease) in net assets from operations	$(254,189)	$(216,919)	$(152,706)	$(457,610)	$(36,681)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	NATIONWIDE VARIABLE INSURANCE TRUST (continued)				NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
	INTERNATIONAL INDEX	MID CAP INDEX	S&P 500 INDEX	SMALL CAP INDEX	ABSOLUTE RETURN MULTI MANAGER (a)*
Changes from operations:
Net investment income (expense)	$230,310	$82,186	$244,880	$98,880	$—
Net realized gain (loss) on investments in portfolio shares	(30,064)	584,465	401,264	684,696	(7,138)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(454,435)	(883,570)	(798,850)	(1,241,186)	(29,543)
Net increase (decrease) in net assets from operations	(254,189)	(216,919)	(152,706)	(457,610)	(36,681)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	236,530	334,254	237,204	629,238	—
Contract redemptions	(264,155)	(239,312)	(627,100)	(379,697)	(13,121)
Net transfers	3,057,930	1,308,504	1,716,670	2,001,021	698,746
Net increase (decrease) in net assets from contract owners' transactions	3,030,305	1,403,446	1,326,774	2,250,562	685,625
Net increase (decrease) in net assets	2,776,116	1,186,527	1,174,068	1,792,952	648,944
Net assets, beginning of period	7,010,806	5,898,959	10,977,369	6,569,925	—
Net assets, end of period	$9,786,922	$7,085,486	$12,151,437	$8,362,877	$648,944

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)						NORTHERN LIGHTS VARIABLE TRUST
	LARGE CAP VALUE	MID-CAP GROWTH	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	SMALL-CAP GROWTH (p)*	SOCIALLY RESPONSIVE	7TWELVE BALANCED CL 3 (a)*	7TWELVE BALANCED CL 4	ADAPTIVE ALLOCATION
Investment income:
Income dividends from investments in portfolio shares	$8,209	$—	$39,851	$95,274	$—	$18,349	$3,359	$1,070	$—
Expenses:
Mortality and expense risk fees	97	91	—	—	—	—	—	—	—
Net investment income (expense)	8,112	(91)	39,851	95,274	—	18,349	3,359	1,070	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(31,419)	(395,242)	5,642	(75,479)	(364,652)	366,115	(1,006)	2,151	(1,514)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	76,664	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	82,962	419,476	118,755	—	75,195	290,104	—	—	—
Net realized gain (loss) on investments in portfolio shares	51,543	24,234	124,397	(75,479)	(212,793)	656,219	(1,006)	2,151	(1,514)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(246,886)	(111,241)	(637,683)	(14,320)	(61,496)	(652,972)	(32,090)	(12,130)	(5,681)
Net increase (decrease) in net assets from operations	$(187,231)	$(87,098)	$(473,435)	$5,475	$(274,289)	$21,596	$(29,737)	$(8,909)	$(7,195)

	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)						NORTHERN LIGHTS VARIABLE TRUST
	LARGE CAP VALUE	MID-CAP GROWTH	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	SMALL-CAP GROWTH (p)*	SOCIALLY RESPONSIVE	7TWELVE BALANCED CL 3 (a)*	7TWELVE BALANCED CL 4	ADAPTIVE ALLOCATION
Changes from operations:
Net investment income (expense)	$8,112	$(91)	$39,851	$95,274	$—	$18,349	$3,359	$1,070	$—
Net realized gain (loss) on investments in portfolio shares	51,543	24,234	124,397	(75,479)	(212,793)	656,219	(1,006)	2,151	(1,514)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(246,886)	(111,241)	(637,683)	(14,320)	(61,496)	(652,972)	(32,090)	(12,130)	(5,681)
Net increase (decrease) in net assets from operations	(187,231)	(87,098)	(473,435)	5,475	(274,289)	21,596	(29,737)	(8,909)	(7,195)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	(31)	100,472	196,905	140,337	9,436	42,781	10,907	25,268	—
Contract redemptions	(553,614)	(395,209)	(468,811)	(193,554)	(106,082)	(132,894)	(9,749)	(169,270)	(2,369)
Net transfers	517,680	1,856,750	4,044,466	1,805,329	(939,993)	(1,749,257)	359,682	(362,386)	(39,551)
Net increase (decrease) in net assets from contract owners' transactions	(35,965)	1,562,013	3,772,560	1,752,112	(1,036,639)	(1,839,370)	360,840	(506,388)	(41,920)
Net increase (decrease) in net assets	(223,196)	1,474,915	3,299,125	1,757,587	(1,310,928)	(1,817,774)	331,103	(515,297)	(49,115)
Net assets, beginning of period	1,556,233	2,756,736	1,188,171	3,967,139	1,310,928	3,771,186	—	726,600	146,991
Net assets, end of period	$1,333,037	$4,231,651	$4,487,296	$5,724,726	$—	$1,953,412	$331,103	$211,303	$97,876

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	BTS TACTICAL FIXED INCOME (c)*	CHANGING PARAMETERS	JNF DYNASTY LIQUID ALTERNATIVES (n)*	JNF SSGA RETIREMENT INCOME	JNF SSGA SECTOR ROTATION
Investment income:
Income dividends from investments in portfolio shares	$548	$268,196	$1,909	$159,523	$12,040
Expenses:
Mortality and expense risk fees	—	—	—	—	1,492
Net investment income (expense)	548	268,196	1,909	159,523	10,548
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(5,151)	(128,163)	(4,972)	(92,720)	119,213
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	49,965	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	937	23,119	360,981
Net realized gain (loss) on investments in portfolio shares	(5,151)	(128,163)	(4,035)	(19,636)	480,194
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(981)	(456,076)	(14)	(310,647)	(536,863)
Net increase (decrease) in net assets from operations	$(5,584)	$(316,043)	$(2,140)	$(170,760)	$(46,121)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	BTS TACTICAL FIXED INCOME (c)*	CHANGING PARAMETERS	JNF DYNASTY LIQUID ALTERNATIVES (n)*	JNF SSGA RETIREMENT INCOME	JNF SSGA SECTOR ROTATION
Changes from operations:
Net investment income (expense)	$548	$268,196	$1,909	$159,523	$10,548
Net realized gain (loss) on investments in portfolio shares	(5,151)	(128,163)	(4,035)	(19,636)	480,194
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(981)	(456,076)	(14)	(310,647)	(536,863)
Net increase (decrease) in net assets from operations	(5,584)	(316,043)	(2,140)	(170,760)	(46,121)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	288,061	3,618	150,949	25,000
Contract redemptions	(23)	(3,391,348)	(89)	(292,114)	(200,852)
Net transfers	69,033	251,193	(11,369)	(4,706,531)	76,970
Net increase (decrease) in net assets from contract owners' transactions	69,010	(2,852,094)	(7,840)	(4,847,696)	(98,882)
Net increase (decrease) in net assets	63,426	(3,168,137)	(9,980)	(5,018,456)	(145,003)
Net assets, beginning of period	—	15,095,646	9,980	6,155,520	2,203,990
Net assets, end of period	$63,426	$11,927,509	$—	$1,137,064	$2,058,987

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	JNF SSGA TACTICAL ALLOCATION	MARINER MANAGED FUTURES STRATEGY	POWER INCOME	PROBABILITIES	TOPS AGGRESSIVE GROWTH ETF CLASS 1	TOPS BALANCED ETF CLASS 1	TOPS BALANCED ETF CLASS 2	TOPS CONSERVATIVE ETF CLASS 1	TOPS CONSERVATIVE ETF CLASS 2
Investment income:
Income dividends from investments in portfolio shares	$22,112	$543,028	$78,194	$—	$911	$337	$20	$2,773	$24,478
Expenses:
Mortality and expense risk fees	674	—	—	—	—	—	—	72	—
Net investment income (expense)	21,438	543,028	78,194	—	911	337	20	2,701	24,478
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(35,757)	238,840	(28,577)	417,048	343	—	102	(581)	4,705
Net realized short-term capital gain distributions from investments in portfolio shares	51,223	—	—	3,208,018	—	6	—	999	10,224
Net realized long-term capital gain distributions from investments in portfolio shares	139,241	—	—	—	3,040	358	24	300	3,072
Net realized gain (loss) on investments in portfolio shares	154,707	238,840	(28,577)	3,625,066	3,383	364	126	718	18,001
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(217,944)	(1,296,114)	(117,326)	(5,171,945)	(6,974)	(1,247)	(270)	452	(80,274)
Net increase (decrease) in net assets from operations	$(41,799)	$(514,246)	$(67,709)	$(1,546,879)	$(2,680)	$(546)	$(124)	$3,871	$(37,795)

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	JNF SSGA TACTICAL ALLOCATION	MARINER MANAGED FUTURES STRATEGY	POWER INCOME	PROBABILITIES	TOPS AGGRESSIVE GROWTH ETF CLASS 1	TOPS BALANCED ETF CLASS 1	TOPS BALANCED ETF CLASS 2	TOPS CONSERVATIVE ETF CLASS 1	TOPS CONSERVATIVE ETF CLASS 2
Changes from operations:
Net investment income (expense)	$21,438	$543,028	$78,194	$—	$911	$337	$20	$2,701	$24,478
Net realized gain (loss) on investments in portfolio shares	154,707	238,840	(28,577)	3,625,066	3,383	364	126	718	18,001
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(217,944)	(1,296,114)	(117,326)	(5,171,945)	(6,974)	(1,247)	(270)	452	(80,274)
Net increase (decrease) in net assets from operations	(41,799)	(514,246)	(67,709)	(1,546,879)	(2,680)	(546)	(124)	3,871	(37,795)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	38,536	14,587	853	553,385	—		8	190,001	—
Contract redemptions	(114,339)	(42,421)	(67,735)	(3,091,989)	(204)	—	(2,874)	(4,148)	(13,809)
Net transfers	255,766	522,115	1,391,715	(3,521,075)	(3,057)	—	(45,481)	(2,244)	(39,932)
Net increase (decrease) in net assets from contract owners' transactions	179,963	494,281	1,324,833	(6,059,679)	(3,261)	—	(48,347)	183,609	(53,741)
Net increase (decrease) in net assets	138,164	(19,965)	1,257,124	(7,606,558)	(5,941)	(546)	(48,471)	187,480	(91,536)
Net assets, beginning of period	824,790	6,193,836	1,963,568	33,407,118	83,163	22,891	48,471	63,512	1,910,889
Net assets, end of period	$962,954	$6,173,871	$3,220,692	$25,800,560	$77,222	$22,345	$—	$250,992	$1,819,353

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	TOPS GROWTH ETF CLASS 1	TOPS GROWTH ETF CLASS 2	TOPS MANAGED RISK BALANCED ETF CLASS 1	TOPS MANAGED RISK BALANCED ETF CLASS 2	TOPS MANAGED RISK GROWTH ETF CLASS 1
Investment income:
Income dividends from investments in portfolio shares	$13,523	$790	$13,858	$26,736	$644,363
Expenses:
Mortality and expense risk fees	80	—	287	—	8,767
Net investment income (expense)	13,443	790	13,571	26,736	635,596
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(10,134)	2,189	397,789	11,940	400,769
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	293	672	—
Net realized long-term capital gain distributions from investments in portfolio shares	24,590	1,623	21,710	49,868	167,032
Net realized gain (loss) on investments in portfolio shares	14,456	3,812	419,792	62,480	567,801
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(76,681)	(6,574)	(432,004)	(190,690)	(4,681,686)
Net increase (decrease) in net assets from operations	$(48,782)	$(1,972)	$1,359	$(101,474)	$(3,478,289)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	TOPS GROWTH ETF CLASS 1	TOPS GROWTH ETF CLASS 2	TOPS MANAGED RISK BALANCED ETF CLASS 1	TOPS MANAGED RISK BALANCED ETF CLASS 2	TOPS MANAGED RISK GROWTH ETF CLASS 1
Changes from operations:
Net investment income (expense)	$13,443	$790	$13,571	$26,736	$635,596
Net realized gain (loss) on investments in portfolio shares	14,456	3,812	419,792	62,480	567,801
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(76,681)	(6,574)	(432,004)	(190,690)	(4,681,686)
Net increase (decrease) in net assets from operations	(48,782)	(1,972)	1,359	(101,474)	(3,478,289)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	(231,565)	50,207	2,208,428
Contract redemptions	(562)	(9,789)	(3,998,075)	(2,127)	(1,738,802)
Net transfers	1,023,189	—	(111,303)	540,492	(4,003,037)
Net increase (decrease) in net assets from contract owners' transactions	1,022,627	(9,789)	(4,340,943)	588,572	(3,533,411)
Net increase (decrease) in net assets	973,845	(11,761)	(4,339,584)	487,098	(7,011,700)
Net assets, beginning of period	858,572	63,143	5,248,583	1,606,911	39,045,383
Net assets, end of period	$1,832,417	$51,382	$908,999	$2,094,009	$32,033,683

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	NORTHERN LIGHTS VARIABLE TRUST (continued)					OPPENHEIMER VARIABLE ACCOUNT FUNDS
	TOPS MANAGED RISK GROWTH ETF CLASS 2	TOPS MANAGED RISK MOD GROWTH ETF CLASS 1	TOPS MANAGED RISK MOD GROWTH ETF CLASS 2	TOPS MODERATE GROWTH ETF CLASS 1	TOPS MODERATE GROWTH ETF CLASS 2	CONSERVATIVE BALANCED (q)*	CORE BOND	GLOBAL	GLOBAL MULTI- ALTERNATIVES (r)*
Investment income:
Income dividends from investments in portfolio shares	$2,331	$49,333	$20,896	$—	$551	$2,329	$130,862	$84,886	$253
Expenses:
Mortality and expense risk fees	—	137	—	47	—	—	—	—	—
Net investment income (expense)	2,331	49,196	20,896	(47)	551	2,329	130,862	84,886	253
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(1,270)	495,156	30,346	(9,181)	3	2,386	(111,392)	(89,409)	(1,523)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	958	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	710	68,035	33,739	—	1,078	—	—	522,929	—
Net realized gain (loss) on investments in portfolio shares	(560)	563,191	64,085	(9,181)	2,039	2,386	(111,392)	433,520	(1,523)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(15,062)	(755,786)	(190,910)	5,887	(3,722)	(3,711)	(18,883)	(592,673)	(7,842)
Net increase (decrease) in net assets from operations	$(13,291)	$(143,399)	$(105,929)	$(3,341)	$(1,132)	$1,004	$587	$(74,267)	$(9,112)

	NORTHERN LIGHTS VARIABLE TRUST (continued)					OPPENHEIMER VARIABLE ACCOUNT FUNDS
	TOPS MANAGED RISK GROWTH ETF CLASS 2	TOPS MANAGED RISK MOD GROWTH ETF CLASS 1	TOPS MANAGED RISK MOD GROWTH ETF CLASS 2	TOPS MODERATE GROWTH ETF CLASS 1	TOPS MODERATE GROWTH ETF CLASS 2	CONSERVATIVE BALANCED (q)*	CORE BOND	GLOBAL	GLOBAL MULTI- ALTERNATIVES (r)*
Changes from operations:
Net investment income (expense)	$2,331	$49,196	$20,896	$(47)	$551	$2,329	$130,862	$84,886	$253
Net realized gain (loss) on investments in portfolio shares	(560)	563,191	64,085	(9,181)	2,039	2,386	(111,392)	433,520	(1,523)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(15,062)	(755,786)	(190,910)	5,887	(3,722)	(3,711)	(18,883)	(592,673)	(7,842)
Net increase (decrease) in net assets from operations	(13,291)	(143,399)	(105,929)	(3,341)	(1,132)	1,004	587	(74,267)	(9,112)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	6,735	2	49,813	50,000	—	—	141,080	432,797	17,910
Contract redemptions	(2,692)	(2,298,921)	(60,154)	(360)	(394)	(186)	(654,560)	(206,907)	(1,579)
Net transfers	62,835	(899,602)	304,994	1,428,164	—	(14,561)	2,681,155	3,652,388	185,788
Net increase (decrease) in net assets from contract owners' transactions	66,878	(3,198,521)	294,653	1,477,804	(394)	(14,747)	2,167,675	3,878,278	202,119
Net increase (decrease) in net assets	53,587	(3,341,920)	188,724	1,474,463	(1,526)	(13,743)	2,168,262	3,804,011	193,007
Net assets, beginning of period	119,750	6,287,653	1,303,353	129,235	33,476	128,694	1,913,645	4,667,124	37,752
Net assets, end of period	$173,337	$2,945,733	$1,492,077	$1,603,698	$31,950	$114,951	$4,081,907	$8,471,135	$230,759

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	OPPENHEIMER VARIABLE ACCOUNT FUNDS (continued)			PIMCO VARIABLE INSURANCE TRUST
	GLOBAL STRATEGIC INCOME	INTERNATIONAL GROWTH	MAIN STREET®	ALL ASSET	ALL ASSET ALL AUTHORITY ADMIN
Investment income:
Income dividends from investments in portfolio shares	$110,522	$94,555	$12,128	$812,134	$79,931
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	110,522	94,555	12,128	812,134	79,931
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(65,538)	(178,026)	(87,743)	(1,424,732)	(481,858)
Net realized short-term capital gain distributions from investments in portfolio shares	—	20,360	42,172	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	693,735	241,528	—	6,124
Net realized gain (loss) on investments in portfolio shares	(65,538)	536,069	195,957	(1,424,732)	(475,734)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(78,300)	(539,332)	(119,453)	(1,725,300)	91,525
Net increase (decrease) in net assets from operations	$(33,316)	$91,292	$88,632	$(2,337,898)	$(304,278)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	OPPENHEIMER VARIABLE ACCOUNT FUNDS (continued)			PIMCO VARIABLE INSURANCE TRUST
	GLOBAL STRATEGIC INCOME	INTERNATIONAL GROWTH	MAIN STREET®	ALL ASSET	ALL ASSET ALL AUTHORITY ADMIN
Changes from operations:
Net investment income (expense)	$110,522	$94,555	$12,128	$812,134	$79,931
Net realized gain (loss) on investments in portfolio shares	(65,538)	536,069	195,957	(1,424,732)	(475,734)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(78,300)	(539,332)	(119,453)	(1,725,300)	91,525
Net increase (decrease) in net assets from operations	(33,316)	91,292	88,632	(2,337,898)	(304,278)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	23,626	1,226,355	454	374,641	194,632
Contract redemptions	(178,216)	(596,398)	(141,193)	(897,421)	(2,281,548)
Net transfers	258,808	2,272,642	1,114,879	(8,051,491)	(3,344)
Net increase (decrease) in net assets from contract owners' transactions	104,218	2,902,599	974,140	(8,574,271)	(2,090,260)
Net increase (decrease) in net assets	70,902	2,993,891	1,062,772	(10,912,169)	(2,394,538)
Net assets, beginning of period	1,335,133	8,870,779	1,732,090	29,728,544	4,506,613
Net assets, end of period	$1,406,035	$11,864,670	$2,794,862	$18,816,375	$2,112,075

The accompanying notes are an integral part of these financial statements.

	PIMCO VARIABLE INSURANCE TRUST (continued)
	ALL ASSET ALL AUTHORITY INSTITUTIONAL	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	FOREIGN BOND UNHEDGED	FOREIGN BOND US DOLLAR- HEDGED	GLOBAL ADVANTAGE STRATEGY BOND	GLOBAL BOND UNHEDGED	GLOBAL DIVERSIFIED ALLOCATION	GLOBAL MULTI-ASSET
Investment income:
Income dividends from investments in portfolio shares	$23,148	$495,549	$815,036	$76,919	$779,550	$5,036	$58,270	$1,661	$18,375
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	23,148	495,549	815,036	76,919	779,550	5,036	58,270	1,661	18,375
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(87)	(3,010,098)	(1,556,388)	(266,729)	945,123	(31,675)	(282,816)	87	53,573
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	38,758	—	113,524	—	—	197	—
Net realized long-term capital gain distributions from investments in portfolio shares	2,025	—	37,152	13,012	15,534	—	—	2,588	—
Net realized gain (loss) on investments in portfolio shares	1,938	(3,010,098)	(1,480,478)	(253,717)	1,074,181	(31,675)	(282,816)	2,872	53,573
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(122,642)	(660,830)	305,689	(219,664)	(1,756,782)	11,234	90,052	(6,623)	(92,774)
Net increase (decrease) in net assets from operations	$(97,556)	$(3,175,379)	$(359,753)	$(396,462)	$96,949	$(15,405)	$(134,494)	$(2,090)	$(20,826)

	PIMCO VARIABLE INSURANCE TRUST (continued)
	ALL ASSET ALL AUTHORITY INSTITUTIONAL	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	FOREIGN BOND UNHEDGED	FOREIGN BOND US DOLLAR- HEDGED	GLOBAL ADVANTAGE STRATEGY BOND	GLOBAL BOND UNHEDGED	GLOBAL DIVERSIFIED ALLOCATION	GLOBAL MULTI-ASSET
Changes from operations:
Net investment income (expense)	$23,148	$495,549	$815,036	$76,919	$779,550	$5,036	$58,270	$1,661	$18,375
Net realized gain (loss) on investments in portfolio shares	1,938	(3,010,098)	(1,480,478)	(253,717)	1,074,181	(31,675)	(282,816)	2,872	53,573
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(122,642)	(660,830)	305,689	(219,664)	(1,756,782)	11,234	90,052	(6,623)	(92,774)
Net increase (decrease) in net assets from operations	(97,556)	(3,175,379)	(359,753)	(396,462)	96,949	(15,405)	(134,494)	(2,090)	(20,826)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	638,011	468,580	60,825	366,007	—	139,671	46	24,347
Contract redemptions	(460)	(581,058)	(1,623,561)	(116,402)	(1,369,951)	(4,424)	(385,275)	(14,255)	(117,381)
Net transfers	301,547	(661,655)	1,758,979	(185,662)	(687,014)	(506,324)	(756,582)	(52,803)	212,353
Net increase (decrease) in net assets from contract owners' transactions	301,087	(604,702)	603,998	(241,239)	(1,690,958)	(510,748)	(1,002,186)	(67,012)	119,319
Net increase (decrease) in net assets	203,531	(3,780,081)	244,245	(637,701)	(1,594,009)	(526,153)	(1,136,680)	(69,102)	98,493
Net assets, beginning of period	485,948	11,532,456	13,635,055	5,360,954	28,089,508	732,491	3,074,471	126,230	890,328
Net assets, end of period	$689,479	$7,752,375	$13,879,300	$4,723,253	$26,495,499	$206,338	$1,937,791	$57,128	$988,821

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	PIMCO VARIABLE INSURANCE TRUST (continued)					PIMCO VARIABLE INSURANCE TRUST (continued)
	HIGH YIELD	LONG- TERM US GOVERNMENT	LOW DURATION	REAL RETURN	SHORT- TERM	TOTAL RETURN	UNCONSTRAINED BOND
Investment income:
Income dividends from investments in portfolio shares	$1,287,577	$98,447	$1,050,674	$759,843	$186,815	$4,764,438	$382,212
Expenses:
Mortality and expense risk fees	—	—	—	—	—	43	—
Net investment income (expense)	1,287,577	98,447	1,050,674	759,843	186,815	4,764,395	382,212
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(1,534,082)	(144,469)	(108,917)	(1,076,857)	(42,822)	(27,261)	(28,822)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	12,220	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	240,713	—	—	—	—	1,034,398	2,769
Net realized gain (loss) on investments in portfolio shares	(1,293,369)	(144,469)	(108,917)	(1,076,857)	(30,602)	1,007,137	(26,053)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(750,375)	(303,744)	(879,114)	(282,618)	4,907	(5,673,172)	(552,292)
Net increase (decrease) in net assets from operations	$(756,167)	$(349,766)	$62,643	$(599,632)	$161,120	$98,360	$(196,133)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	PIMCO VARIABLE INSURANCE TRUST (continued)					PIMCO VARIABLE INSURANCE TRUST (continued)
	HIGH YIELD	LONG- TERM US GOVERNMENT	LOW DURATION	REAL RETURN	SHORT- TERM	TOTAL RETURN	UNCONSTRAINED BOND
Changes from operations:
Net investment income (expense)	$1,287,577	$98,447	$1,050,674	$759,843	$186,815	$4,764,395	$382,212
Net realized gain (loss) on investments in portfolio shares	(1,293,369)	(144,469)	(108,917)	(1,076,857)	(30,602)	1,007,137	(26,053)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(750,375)	(303,744)	(879,114)	(282,618)	4,907	(5,673,172)	(552,292)
Net increase (decrease) in net assets from operations	(756,167)	(349,766)	62,643	(599,632)	161,120	98,360	(196,133)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	324,158	252,504	1,238,515	576,608	755,861	2,028,712	93,327
Contract redemptions	(2,516,428)	(536,913)	(1,985,946)	(1,486,892)	(1,482,914)	(6,030,623)	(552,467)
Net transfers	5,689,039	(609,282)	4,417,107	95,639	9,111,881	17,425,963	(1,399,192)
Net increase (decrease) in net assets from contract owners' transactions	3,496,769	(893,691)	3,669,676	(814,645)	8,384,828	13,424,052	(1,858,332)
Net increase (decrease) in net assets	2,740,602	(1,243,457)	3,732,319	(1,414,277)	8,545,948	13,522,412	(2,054,465)
Net assets, beginning of period	19,092,016	6,005,299	28,107,775	18,951,120	15,414,854	81,701,143	12,819,397
Net assets, end of period	$21,832,618	$4,761,842	$31,840,094	$17,536,843	$23,960,802	$95,223,555	$10,764,932

The accompanying notes are an integral part of these financial statements.

	PIONEER VARIABLE CONTRACTS TRUST
	BOND	DISCIPLINED VALUE	EMERGING MARKETS	EQUITY INCOME	FUND	HIGH YIELD	MID CAP VALUE
Investment income:
Income dividends from investments in portfolio shares	$338,376	$9,021	$51,114	$98,638	$2,894	$148,000	$6,998
Expenses:
Mortality and expense risk fees	—	—	—	309	—	—	—
Net investment income (expense)	338,376	9,021	51,114	98,329	2,894	148,000	6,998
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(125,953)	31,047	(680,364)	306,191	(52,939)	(379,006)	4,325
Net realized short-term capital gain distributions from investments in portfolio shares	6,310	35,522	59,257	—	297	10,706	2,740
Net realized long-term capital gain distributions from investments in portfolio shares	101,273	158,751	131,593	152,341	100,243	99,350	142,458
Net realized gain (loss) on investments in portfolio shares	(18,370)	225,320	(489,514)	458,532	47,601	(268,950)	149,523
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(317,656)	(302,238)	225,157	(562,513)	(41,015)	(32,385)	(194,845)
Net increase (decrease) in net assets from operations	$2,350	$(67,897)	$(213,243)	$(5,652)	$9,480	$(153,335)	$(38,324)

	PIONEER VARIABLE CONTRACTS TRUST
	BOND	DISCIPLINED VALUE	EMERGING MARKETS	EQUITY INCOME	FUND	HIGH YIELD	MID CAP VALUE
Changes from operations:
Net investment income (expense)	$338,376	$9,021	$51,114	$98,329	$2,894	$148,000	$6,998
Net realized gain (loss) on investments in portfolio shares	(18,370)	225,320	(489,514)	458,532	47,601	(268,950)	149,523
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(317,656)	(302,238)	225,157	(562,513)	(41,015)	(32,385)	(194,845)
Net increase (decrease) in net assets from operations	2,350	(67,897)	(213,243)	(5,652)	9,480	(153,335)	(38,324)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	494,468	—	35,936	159,845	—	21,249	45,954
Contract redemptions	(2,072,627)	(17,004)	(26,644)	(523,721)	(29,220)	(1,364,538)	(98,259)
Net transfers	2,463,542	(201,099)	(664,686)	(1,436,948)	(599,710)	1,004,010	(1,629,602)
Net increase (decrease) in net assets from contract owners' transactions	885,383	(218,103)	(655,394)	(1,800,824)	(628,930)	(339,279)	(1,681,907)
Net increase (decrease) in net assets	887,733	(286,000)	(868,637)	(1,806,476)	(619,450)	(492,614)	(1,720,231)
Net assets, beginning of period	11,877,207	1,394,174	1,524,790	6,873,379	970,242	2,709,860	2,853,436
Net assets, end of period	$12,764,940	$1,108,174	$656,153	$5,066,903	$350,792	$2,217,246	$1,133,205

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	PIONEER VARIABLE CONTRACTS TRUST (continued)	PROFUNDS VP
	STRATEGIC INCOME	ACCESS VP HIGH YIELD	ASIA 30	BANKS	BASIC MATERIALS
Investment income:
Income dividends from investments in portfolio shares	$438,744	$37,983	$4,678	$2,150	$3,274
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	438,744	37,983	4,678	2,150	3,274
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(289,584)	(195,548)	(672,474)	(81,686)	(131,999)
Net realized short-term capital gain distributions from investments in portfolio shares	—	39,195	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	73,921	6,896	86,801	—	—
Net realized gain (loss) on investments in portfolio shares	(215,663)	(149,457)	(585,673)	(81,686)	(131,999)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(481,733)	(13,247)	(25,944)	(70,396)	(10,586)
Net increase (decrease) in net assets from operations	$(258,652)	$(124,721)	$(606,939)	$(149,932)	$(139,311)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	PIONEER VARIABLE CONTRACTS TRUST (continued)	PROFUNDS VP
	STRATEGIC INCOME	ACCESS VP HIGH YIELD	ASIA 30	BANKS	BASIC MATERIALS
Changes from operations:
Net investment income (expense)	$438,744	$37,983	$4,678	$2,150	$3,274
Net realized gain (loss) on investments in portfolio shares	(215,663)	(149,457)	(585,673)	(81,686)	(131,999)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(481,733)	(13,247)	(25,944)	(70,396)	(10,586)
Net increase (decrease) in net assets from operations	(258,652)	(124,721)	(606,939)	(149,932)	(139,311)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	435,315	54,384	10,428	16,094	5,203
Contract redemptions	(2,565,541)	(214,416)	(276,129)	(69,000)	(54,319)
Net transfers	4,169,050	(1,739,001)	3,050,321	(951,825)	348,402
Net increase (decrease) in net assets from contract owners' transactions	2,038,824	(1,899,033)	2,784,620	(1,004,731)	299,286
Net increase (decrease) in net assets	1,780,172	(2,023,754)	2,177,681	(1,154,663)	159,975
Net assets, beginning of period	13,280,636	2,967,381	285,418	2,361,254	459,347
Net assets, end of period	$15,060,808	$943,627	$2,463,099	$1,206,591	$619,322

The accompanying notes are an integral part of these financial statements.

	PROFUNDS VP (continued)
	BEAR	BIOTECHNOLOGY	BULL	CONSUMER GOODS	CONSUMER SERVICES	EMERGING MARKETS	EUROPE 30	FALLING U.S. DOLLAR	FINANCIALS
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$13,479	$—	$32,557	$169,992	$—	$5,060
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	—	—	—	13,479	—	32,557	169,992	—	5,060
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(385,369)	72,637	(1,394,498)	(51,542)	(108,427)	(122,551)	(536,314)	(5,440)	(10,132)
Net realized short-term capital gain distributions from investments in portfolio shares	—	96,500	162,798	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	17,409	24,375	—	220,758	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(385,369)	186,546	(1,207,325)	(51,542)	112,331	(122,551)	(536,314)	(5,440)	(10,132)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,188)	(40,499)	(399,100)	(11,322)	(116,128)	(2,298)	(13,694)	181	(278,452)
Net increase (decrease) in net assets from operations	$(387,557)	$146,047	$(1,606,425)	$(49,385)	$(3,797)	$(92,292)	$(380,016)	$(5,259)	$(283,524)

	PROFUNDS VP (continued)
	BEAR	BIOTECHNOLOGY	BULL	CONSUMER GOODS	CONSUMER SERVICES	EMERGING MARKETS	EUROPE 30	FALLING U.S. DOLLAR	FINANCIALS
Changes from operations:
Net investment income (expense)	$—	$—	$—	$13,479	$—	$32,557	$169,992	$—	$5,060
Net realized gain (loss) on investments in portfolio shares	(385,369)	186,546	(1,207,325)	(51,542)	112,331	(122,551)	(536,314)	(5,440)	(10,132)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,188)	(40,499)	(399,100)	(11,322)	(116,128)	(2,298)	(13,694)	181	(278,452)
Net increase (decrease) in net assets from operations	(387,557)	146,047	(1,606,425)	(49,385)	(3,797)	(92,292)	(380,016)	(5,259)	(283,524)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	36,504	155,398	221,325	12,398	66,110	2,268	37,955	—	75,269
Contract redemptions	(634,090)	(296,522)	(1,495,395)	(111,341)	(194,206)	(26,881)	(125,148)	(187)	(202,636)
Net transfers	1,298,367	(830,318)	(1,305,113)	43,170	(2,112,705)	(280,180)	1,091,113	3,891	1,167,143
Net increase (decrease) in net assets from contract owners' transactions	700,781	(971,442)	(2,579,183)	(55,773)	(2,240,801)	(304,793)	1,003,920	3,704	1,039,776
Net increase (decrease) in net assets	313,224	(825,395)	(4,185,608)	(105,158)	(2,244,598)	(397,085)	623,904	(1,555)	756,252
Net assets, beginning of period	192,778	3,888,105	20,641,279	2,213,995	4,093,937	645,775	744,357	4,367	4,030,524
Net assets, end of period	$506,002	$3,062,710	$16,455,671	$2,108,837	$1,849,339	$248,690	$1,368,261	$2,812	$4,786,776

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	PROFUNDS VP (continued)
	HEALTH CARE	INDUSTRIALS	INTERNATIONAL	INTERNET	JAPAN
Investment income:
Income dividends from investments in portfolio shares	$—	$1,678	$—	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	—	1,678	—	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(168,344)	(10,374)	(196,510)	63,717	24,077
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	74,653	—
Net realized gain (loss) on investments in portfolio shares	(168,344)	(10,374)	(196,510)	138,370	24,077
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	75,657	(71,729)	(2,066)	(17,112)	(76,798)
Net increase (decrease) in net assets from operations	$(92,687)	$(80,425)	$(198,576)	$121,258	$(52,721)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	PROFUNDS VP (continued)
	HEALTH CARE	INDUSTRIALS	INTERNATIONAL	INTERNET	JAPAN
Changes from operations:
Net investment income (expense)	$—	$1,678	$—	$—	$—
Net realized gain (loss) on investments in portfolio shares	(168,344)	(10,374)	(196,510)	138,370	24,077
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	75,657	(71,729)	(2,066)	(17,112)	(76,798)
Net increase (decrease) in net assets from operations	(92,687)	(80,425)	(198,576)	121,258	(52,721)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	179,955	212,589	5,718	155,530	137,232
Contract redemptions	(337,110)	(460,995)	(275,215)	(102,602)	(82,810)
Net transfers	(695,740)	(516,490)	598,801	2,799,047	1,333,840
Net increase (decrease) in net assets from contract owners' transactions	(852,895)	(764,896)	329,304	2,851,975	1,388,262
Net increase (decrease) in net assets	(945,582)	(845,321)	130,728	2,973,233	1,335,541
Net assets, beginning of period	5,245,266	1,946,404	187,118	500,370	370,484
Net assets, end of period	$4,299,684	$1,101,083	$317,846	$3,473,603	$1,706,025

The accompanying notes are an integral part of these financial statements.

	PROFUNDS VP (continued)
	LARGE-CAP GROWTH	LARGE-CAP VALUE	MID-CAP	MID-CAP GROWTH	MID-CAP VALUE	MONEY MARKET	NASDAQ-100	OIL & GAS	PHARMA- CEUTICALS
Investment income:
Income dividends from investments in portfolio shares	$—	$3,443	$—	$—	$1,347	$10,280	$—	$11,777	$8,922
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	—	3,443	—	—	1,347	10,280	—	11,777	8,922
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	731,792	(62,410)	(53,508)	(509,865)	(199,156)	—	(797,375)	(359,801)	(95,750)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	479,402	3,752	—	—	555,803	9,523	32,930
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	69,192	410,852	48,402	—	155,336	139,425	12,175
Net realized gain (loss) on investments in portfolio shares	731,792	(62,410)	495,086	(95,261)	(150,754)	—	(86,236)	(210,853)	(50,645)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(323,928)	4,938	(36,341)	(63,453)	(133,532)	—	(3,610)	(67,855)	2,261
Net increase (decrease) in net assets from operations	$407,864	$(54,029)	$458,745	$(158,714)	$(282,939)	$10,280	$(89,846)	$(266,931)	$(39,462)

	PROFUNDS VP (continued)
	LARGE-CAP GROWTH	LARGE-CAP VALUE	MID-CAP	MID-CAP GROWTH	MID-CAP VALUE	MONEY MARKET	NASDAQ-100	OIL & GAS	PHARMA- CEUTICALS
Changes from operations:
Net investment income (expense)	$—	$3,443	$—	$—	$1,347	$10,280	$—	$11,777	$8,922
Net realized gain (loss) on investments in portfolio shares	731,792	(62,410)	495,086	(95,261)	(150,754)	—	(86,236)	(210,853)	(50,645)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(323,928)	4,938	(36,341)	(63,453)	(133,532)	—	(3,610)	(67,855)	2,261
Net increase (decrease) in net assets from operations	407,864	(54,029)	458,745	(158,714)	(282,939)	10,280	(89,846)	(266,931)	(39,462)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	24,217	688	1,554,689	34,264	303,171	64,725,330	56,476	88,309	11,717
Contract redemptions	(51,892)	(37,149)	(1,394,525)	(122,481)	(523,538)	(10,645,973)	(1,350,891)	(76,292)	(135,462)
Net transfers	(359,754)	(606,549)	8,034,026	3,232,942	1,752,495	(30,905,090)	4,095,691	533,198	(579,099)
Net increase (decrease) in net assets from contract owners' transactions	(387,429)	(643,010)	8,194,190	3,144,725	1,532,128	23,174,267	2,801,276	545,215	(702,844)
Net increase (decrease) in net assets	20,435	(697,039)	8,652,935	2,986,011	1,249,189	23,184,547	2,711,430	278,284	(742,306)
Net assets, beginning of period	4,256,449	881,484	11,532,339	693,415	897,532	32,294,735	9,822,526	694,685	1,639,517
Net assets, end of period	$4,276,884	$184,445	$20,185,274	$3,679,426	$2,146,721	$55,479,282	$12,533,956	$972,969	$897,211

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	PROFUNDS VP (continued)
	PRECIOUS METALS	REAL ESTATE	RISING RATES OPPORTUNITY	SEMI- CONDUCTOR	SHORT EMERGING MARKETS
Investment income:
Income dividends from investments in portfolio shares	$—	$7,466	$—	$1,725	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	—	7,466	—	1,725	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(416,946)	134,913	(76,367)	(53,979)	(215,270)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	7,230	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(416,946)	134,913	(76,367)	(46,749)	(215,270)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	108,138	(65,943)	16,852	12,035	43,243
Net increase (decrease) in net assets from operations	$(308,808)	$76,436	$(59,515)	$(32,989)	$(172,027)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	PROFUNDS VP (continued)
	PRECIOUS METALS	REAL ESTATE	RISING RATES OPPORTUNITY	SEMI- CONDUCTOR	SHORT EMERGING MARKETS
Changes from operations:
Net investment income (expense)	$—	$7,466	$—	$1,725	$—
Net realized gain (loss) on investments in portfolio shares	(416,946)	134,913	(76,367)	(46,749)	(215,270)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	108,138	(65,943)	16,852	12,035	43,243
Net increase (decrease) in net assets from operations	(308,808)	76,436	(59,515)	(32,989)	(172,027)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	2,555	31,230	27,975	1,217	2,816
Contract redemptions	(42,689)	(159,816)	(72,435)	(60,118)	(153,951)
Net transfers	320,511	(1,393,389)	728,731	395,172	3,441,665
Net increase (decrease) in net assets from contract owners' transactions	280,377	(1,521,975)	684,271	336,271	3,290,530
Net increase (decrease) in net assets	(28,431)	(1,445,539)	624,756	303,282	3,118,503
Net assets, beginning of period	483,684	2,707,621	448,094	945,980	65,674
Net assets, end of period	$455,253	$1,262,082	$1,072,850	$1,249,262	$3,184,177

The accompanying notes are an integral part of these financial statements.

	PROFUNDS VP (continued)
	SHORT INTERNATIONAL	SHORT MID-CAP	SHORT NASDAQ-100	SHORT SMALL-CAP	SMALL CAP	SMALL-CAP GROWTH	SMALL-CAP VALUE	TECHNOLOGY	TELECOM- MUNICATIONS
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$—	$—	$—	$—	$12,270
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	—	—	—	—	—	—	—	—	12,270
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	3,190	(40,248)	(551,567)	(70,340)	(129,550)	(618,027)	(545,402)	113,980	(17,491)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	76,536	585,980	215,155	—	—
Net realized gain (loss) on investments in portfolio shares	3,190	(40,248)	(551,567)	(70,340)	(53,014)	(32,047)	(330,247)	113,980	(17,491)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,042)	371	(48)	2,305	(401,348)	(32,378)	(161,048)	(151,502)	13,976
Net increase (decrease) in net assets from operations	$1,148	$(39,877)	$(551,615)	$(68,035)	$(454,362)	$(64,425)	$(491,295)	$(37,522)	$8,755

	PROFUNDS VP (continued)
	SHORT INTERNATIONAL	SHORT MID-CAP	SHORT NASDAQ-100	SHORT SMALL-CAP	SMALL CAP	SMALL-CAP GROWTH	SMALL-CAP VALUE	TECHNOLOGY	TELECOM- MUNICATIONS
Changes from operations:
Net investment income (expense)	$—	$—	$—	$—	$—	$—	$—	$—	$12,270
Net realized gain (loss) on investments in portfolio shares	3,190	(40,248)	(551,567)	(70,340)	(53,014)	(32,047)	(330,247)	113,980	(17,491)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,042)	371	(48)	2,305	(401,348)	(32,378)	(161,048)	(151,502)	13,976
Net increase (decrease) in net assets from operations	1,148	(39,877)	(551,615)	(68,035)	(454,362)	(64,425)	(491,295)	(37,522)	8,755
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	2,958	1,983	11,483	1,976	67,701	36,284	339,138	21,715	—
Contract redemptions	(56,460)	(5,794)	(69,601)	(61,752)	(287,059)	(95,859)	(476,871)	(287,178)	(52,970)
Net transfers	231,607	59,166	575,297	142,653	(501,791)	1,058,317	(2,977,060)	(1,234,380)	(152,454)
Net increase (decrease) in net assets from contract owners' transactions	178,105	55,355	517,179	82,877	(721,149)	998,742	(3,114,793)	(1,499,843)	(205,424)
Net increase (decrease) in net assets	179,253	15,478	(34,436)	14,842	(1,175,511)	934,317	(3,606,088)	(1,537,365)	(196,669)
Net assets, beginning of period	163,450	15,019	126,052	34,913	5,825,067	931,086	5,180,080	3,212,113	306,007
Net assets, end of period	$342,703	$30,497	$91,616	$49,755	$4,649,556	$1,865,403	$1,573,992	$1,674,748	$109,338

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	PROFUNDS VP (continued)					PROFUNDS VP (continued)
	U.S. GOVERNMENT PLUS	ULTRABULL	ULTRAMID- CAP	ULTRA- NASDAQ-100	ULTRASHORT NASDAQ-100	ULTRA- SMALL-CAP	UTILITIES
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$—	$—	$39,637
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—
Net investment income (expense)	—	—	—	—	—	—	39,637
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	181,630	(499,713)	(247,400)	(246,418)	(232,208)	(235,532)	(299,045)
Net realized short-term capital gain distributions from investments in portfolio shares	—	160,372	93,267	228,841	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	31,117	107,260	18,461	—	38,741	9,041
Net realized gain (loss) on investments in portfolio shares	181,630	(308,224)	(46,873)	884	(232,208)	(196,791)	(290,004)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(156,389)	(12,041)	(11,424)	31,424	302	(31,581)	(174,321)
Net increase (decrease) in net assets from operations	$25,241	$(320,265)	$(58,297)	$32,308	$(231,906)	$(228,372)	$(424,688)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	PROFUNDS VP (continued)					PROFUNDS VP (continued)
	U.S. GOVERNMENT PLUS	ULTRABULL	ULTRAMID- CAP	ULTRA- NASDAQ-100	ULTRASHORT NASDAQ-100	ULTRA- SMALL-CAP	UTILITIES
Changes from operations:
Net investment income (expense)	$—	$—	$—	$—	$—	$—	$39,637
Net realized gain (loss) on investments in portfolio shares	181,630	(308,224)	(46,873)	884	(232,208)	(196,791)	(290,004)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(156,389)	(12,041)	(11,424)	31,424	302	(31,581)	(174,321)
Net increase (decrease) in net assets from operations	25,241	(320,265)	(58,297)	32,308	(231,906)	(228,372)	(424,688)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	164,166	70,813	28,110	62,131	3	28,198	59,462
Contract redemptions	(174,708)	(119,379)	(67,584)	(75,986)	(11,317)	(63,635)	(133,686)
Net transfers	74,805	(1,442,998)	(549,289)	177,574	406,989	(65,598)	(2,517,143)
Net increase (decrease) in net assets from contract owners' transactions	64,263	(1,491,564)	(588,763)	163,719	395,675	(101,035)	(2,591,367)
Net increase (decrease) in net assets	89,504	(1,811,829)	(647,060)	196,027	163,769	(329,407)	(3,016,055)
Net assets, beginning of period	2,479,641	2,554,729	955,126	1,517,817	18,596	863,194	4,099,537
Net assets, end of period	$2,569,145	$742,900	$308,066	$1,713,844	$182,365	$533,787	$1,083,482

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	PUTNAM VARIABLE TRUST
	ABSOLUTE RETURN 500	AMERICAN GOVERNMENT INCOME	DIVERSIFIED INCOME	EQUITY INCOME	HIGH YIELD	INCOME	MULTI-CAP VALUE (s)*
Investment income:
Income dividends from investments in portfolio shares	$720	$38,457	$331,763	$73,014	$863,468	$567,571	$183
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—
Net investment income (expense)	720	38,457	331,763	73,014	863,468	567,571	183
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(6,161)	(25,252)	(612,158)	72,623	(801,818)	(281,331)	521
Net realized short-term capital gain distributions from investments in portfolio shares	4,562	—	—	—	—	—	77
Net realized long-term capital gain distributions from investments in portfolio shares	16,968	—	—	—	—	—	2,970
Net realized gain (loss) on investments in portfolio shares	15,369	(25,252)	(612,158)	72,623	(801,818)	(281,331)	3,568
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(65,539)	(5,945)	14,658	(379,953)	(37,756)	(366,431)	(2,814)
Net increase (decrease) in net assets from operations	$(49,450)	$7,260	$(265,737)	$(234,316)	$23,894	$(80,191)	$937

	PUTNAM VARIABLE TRUST
	ABSOLUTE RETURN 500	AMERICAN GOVERNMENT INCOME	DIVERSIFIED INCOME	EQUITY INCOME	HIGH YIELD	INCOME	MULTI-CAP VALUE (s)*
Changes from operations:
Net investment income (expense)	$720	$38,457	$331,763	$73,014	$863,468	$567,571	$183
Net realized gain (loss) on investments in portfolio shares	15,369	(25,252)	(612,158)	72,623	(801,818)	(281,331)	3,568
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(65,539)	(5,945)	14,658	(379,953)	(37,756)	(366,431)	(2,814)
Net increase (decrease) in net assets from operations	(49,450)	7,260	(265,737)	(234,316)	23,894	(80,191)	937
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	133,887	23,281	140,543	244,030	35,049	115,190	—
Contract redemptions	(55,978)	(130,497)	(250,553)	(178,884)	(303,509)	(459,434)	(1,198)
Net transfers	2,602,472	(4,526,318)	338,591	2,076,086	(94,835)	1,700,959	(21,239)
Net increase (decrease) in net assets from contract owners' transactions	2,680,381	(4,633,534)	228,581	2,141,232	(363,295)	1,356,715	(22,437)
Net increase (decrease) in net assets	2,630,931	(4,626,274)	(37,156)	1,906,916	(339,401)	1,276,524	(21,500)
Net assets, beginning of period	691,481	6,052,437	4,285,334	3,925,525	1,382,046	6,354,287	21,500
Net assets, end of period	$3,322,412	$1,426,163	$4,248,178	$5,832,441	$1,042,645	$7,630,811	$—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	PUTNAM VARIABLE TRUST (continued)	REDWOOD INVESTMENT MANAGEMENT		ROYCE CAPITAL FUND
		VIT MANAGED VOLATILITY
	VOYAGER	CLASS I (t)*	CLASS N	MICRO-CAP	SMALL-CAP
Investment income:
Income dividends from investments in portfolio shares	$14,923	$14,944	$—	$—	$57,901
Expenses:
Mortality and expense risk fees	—	—	—	268	360
Net investment income (expense)	14,923	14,944	—	(268)	57,541
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(110,777)	(231,773)	(165,446)	(255,907)	196,083
Net realized short-term capital gain distributions from investments in portfolio shares	77,151	—	—	6,832	102,907
Net realized long-term capital gain distributions from investments in portfolio shares	126,843	—	—	125,678	1,563,011
Net realized gain (loss) on investments in portfolio shares	93,217	(231,773)	(165,446)	(123,397)	1,862,001
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(210,559)	(1,021,353)	(212,012)	(360,981)	(2,908,620)
Net increase (decrease) in net assets from operations	$(102,419)	$(1,238,182)	$(377,458)	$(484,646)	$(989,078)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	PUTNAM VARIABLE TRUST (continued)	REDWOOD INVESTMENT MANAGEMENT		ROYCE CAPITAL FUND
		VIT MANAGED VOLATILITY
	VOYAGER	CLASS I (t)*	CLASS N	MICRO-CAP	SMALL-CAP
Changes from operations:
Net investment income (expense)	$14,923	$14,944	$—	$(268)	$57,541
Net realized gain (loss) on investments in portfolio shares	93,217	(231,773)	(165,446)	(123,397)	1,862,001
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(210,559)	(1,021,353)	(212,012)	(360,981)	(2,908,620)
Net increase (decrease) in net assets from operations	(102,419)	(1,238,182)	(377,458)	(484,646)	(989,078)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	199,895	(208)	1,178,957	35,309	300,449
Contract redemptions	(51,220)	(14,572,662)	(921,326)	(137,380)	(354,942)
Net transfers	14,944	34,967,113	(2,403,643)	(170,385)	(272,816)
Net increase (decrease) in net assets from contract owners' transactions	163,619	20,394,243	(2,146,012)	(272,456)	(327,309)
Net increase (decrease) in net assets	61,200	19,156,061	(2,523,470)	(757,102)	(1,316,387)
Net assets, beginning of period	1,348,294	—	7,595,289	2,920,195	8,386,123
Net assets, end of period	$1,409,494	$19,156,061	$5,071,819	$2,163,093	$7,069,736

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	RUSSELL INVESTMENT FUNDS								SEI INSURANCE PRODUCTS TRUST

	AGGRESSIVE EQUITY	BALANCED STRATEGY	CORE BOND	EQUITY GROWTH STRATEGY	GLOBAL REAL ESTATE SECURITIES	MODERATE STRATEGY	MULTI- STYLE EQUITY	NON-U.S.	BALANCED STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$143	$17,046	$9,727	$3,231	$30,742	$7,804	$1,578	$1,769	$2,822
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	143	17,046	9,727	3,231	30,742	7,804	1,578	1,769	2,822
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(5)	200	(20)	122	16,552	(8)	19	1,354	(18,969)
Net realized short-term capital gain distributions from investments in portfolio shares	41	114	3,086	—	9,333	128	1,810	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	1,909	45,011	1,648	16,300	70,346	7,194	14,503	—	3,547
Net realized gain (loss) on investments in portfolio shares	1,945	45,325	4,714	16,422	96,231	7,314	16,332	1,354	(15,422)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(3,640)	(80,453)	(14,990)	(27,897)	(112,500)	(20,366)	(15,806)	(4,603)	78
Net increase (decrease) in net assets from operations	$(1,552)	$(18,082)	$(549)	$(8,244)	$14,473	$(5,248)	$2,104	$(1,480)	$(12,522)

	RUSSELL INVESTMENT FUNDS								SEI INSURANCE PRODUCTS TRUST

	AGGRESSIVE EQUITY	BALANCED STRATEGY	CORE BOND	EQUITY GROWTH STRATEGY	GLOBAL REAL ESTATE SECURITIES	MODERATE STRATEGY	MULTI- STYLE EQUITY	NON-U.S.	BALANCED STRATEGY
Changes from operations:
Net investment income (expense)	$143	$17,046	$9,727	$3,231	$30,742	$7,804	$1,578	$1,769	$2,822
Net realized gain (loss) on investments in portfolio shares	1,945	45,325	4,714	16,422	96,231	7,314	16,332	1,354	(15,422)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(3,640)	(80,453)	(14,990)	(27,897)	(112,500)	(20,366)	(15,806)	(4,603)	78
Net increase (decrease) in net assets from operations	(1,552)	(18,082)	(549)	(8,244)	14,473	(5,248)	2,104	(1,480)	(12,522)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	—	—	—	—	—	—	(16)
Contract redemptions	(193)	(2,176)	(2,056)	(1,884)	(22,670)	(1,884)	(1,932)	(6,781)	(23,908)
Net transfers	—	(1,000)	—	—	(413,567)	—	—	—	(188,325)
Net increase (decrease) in net assets from contract owners' transactions	(193)	(3,176)	(2,056)	(1,884)	(436,237)	(1,884)	(1,932)	(6,781)	(212,249)
Net increase (decrease) in net assets	(1,745)	(21,258)	(2,605)	(10,128)	(421,764)	(7,132)	172	(8,261)	(224,771)
Net assets, beginning of period	21,774	791,136	405,423	214,855	2,063,352	310,158	191,868	151,941	317,070
Net assets, end of period	$20,029	$769,878	$402,818	$204,727	$1,641,588	$303,026	$192,040	$143,680	$92,299

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	SEI INSURANCE PRODUCTS TRUST (continued)					T. ROWE PRICE EQUITY SERIES
	CONSERV- ATIVE STRATEGY	DEFENSIVE STRATEGY	MARKET GROWTH STRATEGY	MARKET PLUS STRATEGY	MODERATE STRATEGY	BLUE CHIP GROWTH II	EQUITY INCOME II	HEALTH SCIENCES II
Investment income:
Income dividends from investments in portfolio shares	$21,598	$4,732	$37,247	$13,564	$30,481	$—	$203,493	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—
Net investment income (expense)	21,598	4,732	37,247	13,564	30,481	—	203,493	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(28,221)	(8,830)	(6,602)	130	(23,409)	3,452,440	1,561,456	4,073,014
Net realized short-term capital gain distributions from investments in portfolio shares	—	509	1,382	—	—	—	—	452,004
Net realized long-term capital gain distributions from investments in portfolio shares	7,792	2,509	47,523	15,475	24,314	—	266,434	1,750,617
Net realized gain (loss) on investments in portfolio shares	(20,429)	(5,812)	42,303	15,605	905	3,452,440	1,827,890	6,275,635
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(15,819)	(1,702)	(194,841)	(54,308)	(71,900)	(1,268,125)	(2,982,353)	(4,134,320)
Net increase (decrease) in net assets from operations	$(14,650)	$(2,782)	$(115,291)	$(25,139)	$(40,514)	$2,184,315	$(950,970)	$2,141,315

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	SEI INSURANCE PRODUCTS TRUST (continued)					T. ROWE PRICE EQUITY SERIES
	CONSERV- ATIVE STRATEGY	DEFENSIVE STRATEGY	MARKET GROWTH STRATEGY	MARKET PLUS STRATEGY	MODERATE STRATEGY	BLUE CHIP GROWTH II	EQUITY INCOME II	HEALTH SCIENCES II
Changes from operations:
Net investment income (expense)	$21,598	$4,732	$37,247	$13,564	$30,481	$—	$203,493	$—
Net realized gain (loss) on investments in portfolio shares	(20,429)	(5,812)	42,303	15,605	905	3,452,440	1,827,890	6,275,635
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(15,819)	(1,702)	(194,841)	(54,308)	(71,900)	(1,268,125)	(2,982,353)	(4,134,320)
Net increase (decrease) in net assets from operations	(14,650)	(2,782)	(115,291)	(25,139)	(40,514)	2,184,315	(950,970)	2,141,315
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	71,390	—	157,980	100,814	66	753,951	667,674	873,128
Contract redemptions	(55,833)	(132,880)	(57,579)	(537)	(163,087)	(1,673,146)	(938,198)	(1,797,384)
Net transfers	829,518	174,939	266,340	698,583	457,581	11,203,479	(2,475,259)	7,866,593
Net increase (decrease) in net assets from contract owners' transactions	845,075	42,059	366,741	798,860	294,560	10,284,284	(2,745,783)	6,942,337
Net increase (decrease) in net assets	830,425	39,277	251,450	773,721	254,046	12,468,599	(3,696,753)	9,083,652
Net assets, beginning of period	562,037	404,814	2,351,546	622,545	1,188,333	21,194,466	15,305,217	20,289,752
Net assets, end of period	$1,392,462	$444,091	$2,602,996	$1,396,266	$1,442,379	$33,663,065	$11,608,464	$29,373,404

The accompanying notes are an integral part of these financial statements.

	T. ROWE PRICE FIXED INCOME SERIES	THIRD AVENUE VARIABLE SERIES TRUST	TIMOTHY PLAN VARIABLE SERIES		TORTOISE VARIABLE INSURANCE PORTFOLIO	VAN ECK VIP TRUST
	LIMITED-TERM BOND II	VALUE	CONSERVATIVE GROWTH	STRATEGIC GROWTH	MLP & PIPELINE	EMERGING MARKETS
Investment income:
Income dividends from investments in portfolio shares	$84,227	$151,873	$35,516	$24,033	$6,476	$74,867
Expenses:
Mortality and expense risk fees	—	75	—	—	—	457
Net investment income (expense)	84,227	151,798	35,516	24,033	6,476	74,410
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(83,392)	277,294	(203,732)	(69,791)	(374,793)	(1,071,621)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	4,278	—	12,554	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	178,525	88,511	—	738,761
Net realized gain (loss) on investments in portfolio shares	(83,392)	277,294	(20,929)	18,720	(362,239)	(332,860)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	10,876	(853,395)	(102,561)	(150,654)	(839,831)	(1,982,316)
Net increase (decrease) in net assets from operations	$11,711	$(424,303)	$(87,974)	$(107,901)	$(1,195,594)	$(2,240,766)

	T. ROWE PRICE FIXED INCOME SERIES	THIRD AVENUE VARIABLE SERIES TRUST	TIMOTHY PLAN VARIABLE SERIES		TORTOISE VARIABLE INSURANCE PORTFOLIO	VAN ECK VIP TRUST
	LIMITED-TERM BOND II	VALUE	CONSERVATIVE GROWTH	STRATEGIC GROWTH	MLP & PIPELINE	EMERGING MARKETS
Changes from operations:
Net investment income (expense)	$84,227	$151,798	$35,516	$24,033	$6,476	$74,410
Net realized gain (loss) on investments in portfolio shares	(83,392)	277,294	(20,929)	18,720	(362,239)	(332,860)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	10,876	(853,395)	(102,561)	(150,654)	(839,831)	(1,982,316)
Net increase (decrease) in net assets from operations	11,711	(424,303)	(87,974)	(107,901)	(1,195,594)	(2,240,766)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	458,437	104,879	213,497	140,729	144,033	661,570
Contract redemptions	(571,835)	(132,582)	(302,444)	(1,123,506)	(44,744)	(736,453)
Net transfers	2,786,968	(1,378,352)	419,948	(2,105,163)	1,593,730	2,642,065
Net increase (decrease) in net assets from contract owners' transactions	2,673,570	(1,406,055)	331,001	(3,087,940)	1,693,019	2,567,182
Net increase (decrease) in net assets	2,685,281	(1,830,358)	243,027	(3,195,841)	497,425	326,416
Net assets, beginning of period	7,608,702	5,622,181	2,479,215	5,505,388	1,772,559	13,667,629
Net assets, end of period	$10,293,983	$3,791,823	$2,722,242	$2,309,547	$2,269,984	$13,994,045

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	VAN ECK VIP TRUST (continued)				VANGUARD VARIABLE INSURANCE FUND
	GLOBAL GOLD	GLOBAL HARD ASSETS	MULTI- MANAGER ALTERNATIVES (v)*	UNCONSTRAINED EMERGING MARKETS BOND	BALANCED
Investment income:
Income dividends from investments in portfolio shares	$—	$1,050	$—	$56,236	$637,920
Expenses:
Mortality and expense risk fees	—	7	—	—	42,479
Net investment income (expense)	—	1,043	—	56,236	595,441
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(396,719)	(1,458,950)	(49,483)	(60,104)	110,514
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	21,209	—	59,315
Net realized long-term capital gain distributions from investments in portfolio shares	5,534	—	43,191	—	1,203,095
Net realized gain (loss) on investments in portfolio shares	(391,185)	(1,458,950)	14,917	(60,104)	1,372,924
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	91,095	(256,942)	(17,520)	(114,945)	(2,124,426)
Net increase (decrease) in net assets from operations	$(300,090)	$(1,714,849)	$(2,603)	$(118,813)	$(156,061)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	VAN ECK VIP TRUST (continued)				VANGUARD VARIABLE INSURANCE FUND
	GLOBAL GOLD	GLOBAL HARD ASSETS	MULTI- MANAGER ALTERNATIVES (v)*	UNCONSTRAINED EMERGING MARKETS BOND	BALANCED
Changes from operations:
Net investment income (expense)	$—	$1,043	$—	$56,236	$595,441
Net realized gain (loss) on investments in portfolio shares	(391,185)	(1,458,950)	14,917	(60,104)	1,372,924
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	91,095	(256,942)	(17,520)	(114,945)	(2,124,426)
Net increase (decrease) in net assets from operations	(300,090)	(1,714,849)	(2,603)	(118,813)	(156,061)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	2,058	295,756	2	3,576	1,170,894
Contract redemptions	(48,723)	(319,080)	(4,018)	(49,802)	(2,512,301)
Net transfers	297,249	338,184	(1,545,597)	63,760	11,883,895
Net increase (decrease) in net assets from contract owners' transactions	250,584	314,860	(1,549,613)	17,534	10,542,488
Net increase (decrease) in net assets	(49,506)	(1,399,989)	(1,552,216)	(101,279)	10,386,427
Net assets, beginning of period	879,942	3,891,957	1,552,216	988,788	24,871,988
Net assets, end of period	$830,436	$2,491,968	$—	$887,509	$35,258,415

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	VANGUARD VARIABLE INSURANCE FUND (continued)
	CAPITAL GROWTH	DIVERSIFIED VALUE	EQUITY INCOME	EQUITY INDEX	GROWTH	HIGH YIELD BOND	INTERNATIONAL	MID-CAP INDEX	REIT INDEX
Investment income:
Income dividends from investments in portfolio shares	$115,925	$237,349	$969,443	$616,540	$50,085	$1,026,881	$443,056	$241,201	$660,785
Expenses:
Mortality and expense risk fees	14,820	15,435	26,786	63,880	24,276	20,894	36,682	41,318	46,694
Net investment income (expense)	101,105	221,914	942,657	552,660	25,809	1,005,987	406,374	199,883	614,091
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	792,615	(2,997)	721,018	1,573,181	923,275	(522,888)	649,556	438,021	1,175,004
Net realized short-term capital gain distributions from investments in portfolio shares	—	24,957	214,709	20,587	49,730	—	—	34,200	36,857
Net realized long-term capital gain distributions from investments in portfolio shares	350,470	588,278	2,036,481	1,108,472	759,443	31,559	363,939	1,046,705	1,213,632
Net realized gain (loss) on investments in portfolio shares	1,143,085	610,238	2,972,208	2,702,240	1,732,448	(491,329)	1,013,495	1,518,926	2,425,493
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(931,188)	(1,285,300)	(3,515,047)	(2,757,190)	(1,025,470)	(897,796)	(2,155,908)	(2,369,612)	(2,305,469)
Net increase (decrease) in net assets from operations	$313,002	$(453,148)	$399,818	$497,710	$732,787	$(383,138)	$(736,039)	$(650,803)	$734,115

	VANGUARD VARIABLE INSURANCE FUND (continued)
	CAPITAL GROWTH	DIVERSIFIED VALUE	EQUITY INCOME	EQUITY INDEX	GROWTH	HIGH YIELD BOND	INTERNATIONAL	MID-CAP INDEX	REIT INDEX
Changes from operations:
Net investment income (expense)	$101,105	$221,914	$942,657	$552,660	$25,809	$1,005,987	$406,374	$199,883	$614,091
Net realized gain (loss) on investments in portfolio shares	1,143,085	610,238	2,972,208	2,702,240	1,732,448	(491,329)	1,013,495	1,518,926	2,425,493
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(931,188)	(1,285,300)	(3,515,047)	(2,757,190)	(1,025,470)	(897,796)	(2,155,908)	(2,369,612)	(2,305,469)
Net increase (decrease) in net assets from operations	313,002	(453,148)	399,818	497,710	732,787	(383,138)	(736,039)	(650,803)	734,115
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	490,241	376,093	1,284,904	1,759,782	529,937	1,083,586	1,005,657	1,233,160	1,467,783
Contract redemptions	(490,699)	(494,455)	(760,118)	(2,720,514)	(637,373)	(521,745)	(912,270)	(814,535)	(2,208,997)
Net transfers	1,885,957	4,515,515	4,816,442	14,465,560	10,055,297	(176,888)	11,785,266	9,756,928	8,880,528
Net increase (decrease) in net assets from contract owners' transactions	1,885,499	4,397,153	5,341,228	13,504,828	9,947,861	384,953	11,878,653	10,175,553	8,139,314
Net increase (decrease) in net assets	2,198,501	3,944,005	5,741,046	14,002,538	10,680,648	1,815	11,142,614	9,524,750	8,873,429
Net assets, beginning of period	10,798,018	8,904,218	36,161,840	32,130,461	7,114,594	18,589,633	21,307,786	17,247,390	35,150,170
Net assets, end of period	$12,996,519	$12,848,223	$41,902,886	$46,132,999	$17,795,242	$18,591,448	$32,450,400	$26,772,140	$44,023,599

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	VANGUARD VARIABLE INSURANCE FUND (continued)				VARIABLE INSURANCE TRUST	VIRTUS VARIABLE INSURANCE TRUST
	SHORT-TERM INVESTMENT GRADE	SMALL COMPANY GROWTH	TOTAL BOND MARKET INDEX	TOTAL STOCK MARKET INDEX	BARRIER (u)*	EQUITY TREND (w)*	INTERNATIONAL	MULTI- SECTOR FIXED INCOME	REAL ESTATE SECURITIES
Investment income:
Income dividends from investments in portfolio shares	$1,227,016	$59,189	$1,295,743	$641,385	$5,573	$—	$60,992	$242,611	$70,504
Expenses:
Mortality and expense risk fees	104,910	18,646	101,865	72,321	—	—	—	—	—
Net investment income (expense)	1,122,106	40,543	1,193,878	569,064	5,573	—	60,992	242,611	70,504
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(85,335)	(317,597)	(286,449)	1,126,420	(75,734)	(2,875,244)	(254,419)	(138,161)	(368,006)
Net realized short-term capital gain distributions from investments in portfolio shares	12,457	336,084	142,913	25,181	64,535	—	—	—	7,869
Net realized long-term capital gain distributions from investments in portfolio shares	—	1,544,354	100,039	1,604,204	259	—	95,855	—	764,552
Net realized gain (loss) on investments in portfolio shares	(72,878)	1,562,841	(43,497)	2,755,805	(10,940)	(2,875,244)	(158,564)	(138,161)	404,415
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(433,511)	(1,967,614)	(1,222,480)	(3,641,270)	10,498	1,499,465	(251,775)	(196,341)	(589,784)
Net increase (decrease) in net assets from operations	$615,717	$(364,230)	$(72,099)	$(316,401)	$5,131	$(1,375,779)	$(349,347)	$(91,891)	$(114,865)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	VANGUARD VARIABLE INSURANCE FUND (continued)				VARIABLE INSURANCE TRUST	VIRTUS VARIABLE INSURANCE TRUST
	SHORT-TERM INVESTMENT GRADE	SMALL COMPANY GROWTH	TOTAL BOND MARKET INDEX	TOTAL STOCK MARKET INDEX	BARRIER (u)*	EQUITY TREND (w)*	INTERNATIONAL	MULTI- SECTOR FIXED INCOME	REAL ESTATE SECURITIES
Changes from operations:
Net investment income (expense)	$1,122,106	$40,543	$1,193,878	$569,064	$5,573	$—	$60,992	$242,611	$70,504
Net realized gain (loss) on investments in portfolio shares	(72,878)	1,562,841	(43,497)	2,755,805	(10,940)	(2,875,244)	(158,564)	(138,161)	404,415
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(433,511)	(1,967,614)	(1,222,480)	(3,641,270)	10,498	1,499,465	(251,775)	(196,341)	(589,784)
Net increase (decrease) in net assets from operations	615,717	(364,230)	(72,099)	(316,401)	5,131	(1,375,779)	(349,347)	(91,891)	(114,865)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	2,286,636	518,469	2,822,084	2,288,376	80	394,059	19,913	77,730	528,755
Contract redemptions	(4,391,364)	(836,150)	(4,616,513)	(2,008,177)	(2,062)	(9,865,759)	(122,876)	(265,774)	(296,955)
Net transfers	35,264,068	3,552,814	28,735,484	15,419,709	(231,654)	(13,984,731)	595,051	524,531	(1,700,306)
Net increase (decrease) in net assets from contract owners' transactions	33,159,340	3,235,133	26,941,055	15,699,908	(233,636)	(23,456,431)	492,088	336,487	(1,468,506)
Net increase (decrease) in net assets	33,775,057	2,870,903	26,868,956	15,383,507	(228,505)	(24,832,210)	142,741	244,596	(1,583,371)
Net assets, beginning of period	61,077,112	11,146,871	50,904,528	46,187,177	228,505	30,072,545	2,073,192	5,606,098	5,788,725
Net assets, end of period	$94,852,169	$14,017,774	$77,773,484	$61,570,684	$—	$5,240,335	$2,215,933	$5,850,694	$4,205,354

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	WELLS FARGO VT FUNDS (y)*			WESTCHESTER CAPITAL MANAGEMENT	WILSHIRE VARIABLE INSURANCE TRUST
	DISCOVERY	OPPORTUNITY	SMALL CAP VALUE	MERGER FUND VL	2015 ETF
Investment income:
Income dividends from investments in portfolio shares	$—	$739	$1,700	$277,041	$964
Expenses:
Mortality and expense risk fees	1,454	25	—	—	—
Net investment income (expense)	(1,454)	714	1,700	277,041	964
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(267,130)	61,385	(41,174)	105,378	3,683
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	27,088	—
Net realized long-term capital gain distributions from investments in portfolio shares	691,262	59,139	—	58,667	2,904
Net realized gain (loss) on investments in portfolio shares	424,132	120,524	(41,174)	191,133	6,587
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(430,450)	(152,281)	(34,678)	(610,255)	(6,521)
Net increase (decrease) in net assets from operations	$(7,772)	$(31,043)	$(74,152)	$(142,081)	$1,030

	WELLS FARGO VT FUNDS (y)*			WESTCHESTER CAPITAL MANAGEMENT	WILSHIRE VARIABLE INSURANCE TRUST
	DISCOVERY	OPPORTUNITY	SMALL CAP VALUE	MERGER FUND VL	2015 ETF
Changes from operations:
Net investment income (expense)	$(1,454)	$714	$1,700	$277,041	$964
Net realized gain (loss) on investments in portfolio shares	424,132	120,524	(41,174)	191,133	6,587
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(430,450)	(152,281)	(34,678)	(610,255)	(6,521)
Net increase (decrease) in net assets from operations	(7,772)	(31,043)	(74,152)	(142,081)	1,030
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	183,895	416	—	515,275	—
Contract redemptions	(391,602)	(6,935)	(23,107)	(367,274)	(674)
Net transfers	(1,215,567)	71,566	54,867	402,006	(60,557)
Net increase (decrease) in net assets from contract owners' transactions	(1,423,274)	65,047	31,760	550,007	(61,231)
Net increase (decrease) in net assets	(1,431,046)	34,004	(42,392)	407,926	(60,201)
Net assets, beginning of period	5,655,874	577,377	683,626	12,477,104	103,548
Net assets, end of period	$4,224,828	$611,381	$641,234	$12,885,030	$43,347

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	WILSHIRE VARIABLE INSURANCE TRUST (continued)
	2035 ETF	COMBINED TOTAL
Investment income:
Income dividends from investments in portfolio shares	$4,827	$56,684,747
Expenses:
Mortality and expense risk fees	—	1,061,840
Net investment income (expense)	4,827	55,622,907
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	439	(46,147,244)
Net realized short-term capital gain distributions from investments in portfolio shares	54	14,934,739
Net realized long-term capital gain distributions from investments in portfolio shares	8,302	72,194,838
Net realized gain (loss) on investments in portfolio shares	8,795	40,982,333
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(19,961)	(174,036,095)
Net increase (decrease) in net assets from operations	$(6,339)	$(77,430,855)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	WILSHIRE VARIABLE INSURANCE TRUST (continued)
	2035 ETF	COMBINED TOTAL
Changes from operations:
Net investment income (expense)	$4,827	$55,622,907
Net realized gain (loss) on investments in portfolio shares	8,795	40,982,333
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(19,961)	(174,036,095)
Net increase (decrease) in net assets from operations	(6,339)	(77,430,855)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	785,549,084
Contract redemptions	(4,249)	(310,482,745)
Net transfers	—	(33)
Net increase (decrease) in net assets from contract owners' transactions	(4,249)	475,066,306
Net increase (decrease) in net assets	(10,588)	397,635,451
Net assets, beginning of period	293,135	2,741,086,418
Net assets, end of period	$282,547	$3,138,721,869

The accompanying notes are an integral part of these financial statements.

This page intentionally left blank.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations

For the Year Ended December 31, 2014

	ADVISORS PREFERRED TRUST	THE ALGER PORTFOLIOS
	GOLD BULLION STRATEGY	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	SMALL CAP GROWTH
Investment income:
Income dividends from investments in portfolio shares	$—	$12,514	$6,344	$—	$—
Expenses:
Mortality and expense risk fees	—	627	275	1,030	185
Net investment income (expense)	—	11,887	6,069	(1,030)	(185)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(147,691)	1,186,519	607,995	131,431	20,974
Net realized short-term capital gain distributions from investments in portfolio shares	—	406,904	413,020	—	985
Net realized long-term capital gain distributions from investments in portfolio shares	116	1,593,931	229,767	—	28,382
Net realized gain (loss) on investments in portfolio shares	(147,575)	3,187,354	1,250,782	131,431	50,341
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(12,162)	(1,761,745)	(900,161)	(110,113)	(48,247)
Net increase (decrease) in net assets from operations	$(159,737)	$1,437,496	$356,690	$20,288	$1,909

Statements of Changes in Net Assets

For the Year Ended December 31, 2014

	ADVISORS PREFERRED TRUST	THE ALGER PORTFOLIOS
	GOLD BULLION STRATEGY	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	SMALL CAP GROWTH
Changes from operations:
Net investment income (expense)	$—	$11,887	$6,069	$(1,030)	$(185)
Net realized gain (loss) on investments in portfolio shares	(147,575)	3,187,354	1,250,782	131,431	50,341
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(12,162)	(1,761,745)	(900,161)	(110,113)	(48,247)
Net increase (decrease) in net assets from operations	(159,737)	1,437,496	356,690	20,288	1,909
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	(108)	1,017,238	128,642	73,314	—
Contract redemptions	(27,660)	(601,422)	(108,234)	(119,472)	(6,636)
Net transfers	1,171,870	151,723	(181,653)	44,125	(35,938)
Net increase (decrease) in net assets from contract owners' transactions	1,144,102	567,539	(161,245)	(2,033)	(42,574)
Net increase (decrease) in net assets	984,365	2,005,035	195,445	18,255	(40,665)
Net assets, beginning of period	379,127	11,478,861	3,361,731	1,359,782	355,591
Net assets, end of period	$1,363,492	$13,483,896	$3,557,176	$1,378,037	$314,926

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	AB VARIABLE PRODUCTS SERIES FUND (aa)*							ALPS VARIABLE INSURANCE TRUST
	DYNAMIC ASSET ALLOCATION	GLOBAL THEMATIC GROWTH	GROWTH AND INCOME	INTERNATIONAL GROWTH	INTERNATIONAL VALUE	SMALL CAP GROWTH	SMALL-MID CAP VALUE	ALERIAN ENERGY INFRA- STRUCTURE	IBBOTSON ETF ASSET ALLOCATION AGGRESSIVE GROWTH
Investment income:
Income dividends from investments in portfolio shares	$2,723	$—	$84,016	$—	$55,202	$—	$27,113	$8,135	$3,752
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	2,723	—	84,016	—	55,202	—	27,113	8,135	3,752
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	8,205	19,026	530,859	104,526	34,577	65,803	208,007	797,970	29,499
Net realized short-term capital gain distributions from investments in portfolio shares	14,016	—	—	—	—	—	100,729	43,456	29
Net realized long-term capital gain distributions from investments in portfolio shares	13,160	—	—	—	—	130,467	568,086	290	2,827
Net realized gain (loss) on investments in portfolio shares	35,381	19,026	530,859	104,526	34,577	196,270	876,822	841,716	32,355
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(12,389)	(30,097)	(41,830)	(136,709)	(208,264)	(225,261)	(377,663)	(466,075)	46
Net increase (decrease) in net assets from operations	$25,715	$(11,071)	$573,045	$(32,183)	$(118,485)	$(28,991)	$526,272	$383,776	$36,153

	AB VARIABLE PRODUCTS SERIES FUND (aa)*							ALPS VARIABLE INSURANCE TRUST
	DYNAMIC ASSET ALLOCATION	GLOBAL THEMATIC GROWTH	GROWTH AND INCOME	INTERNATIONAL GROWTH	INTERNATIONAL VALUE	SMALL CAP GROWTH	SMALL-MID CAP VALUE	ALERIAN ENERGY INFRA- STRUCTURE	IBBOTSON ETF ASSET ALLOCATION AGGRESSIVE GROWTH
Changes from operations:
Net investment income (expense)	$2,723	$—	$84,016	$—	$55,202	$—	$27,113	$8,135	$3,752
Net realized gain (loss) on investments in portfolio shares	35,381	19,026	530,859	104,526	34,577	196,270	876,822	841,716	32,355
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(12,389)	(30,097)	(41,830)	(136,709)	(208,264)	(225,261)	(377,663)	(466,075)	46
Net increase (decrease) in net assets from operations	25,715	(11,071)	573,045	(32,183)	(118,485)	(28,991)	526,272	383,776	36,153
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	185,950	130	399,395	49,718	48,210	4,211	187,600	328,368	6,000
Contract redemptions	(81,551)	(336,927)	(225,308)	(33,425)	(46,263)	(42,031)	(277,240)	(158,527)	(50,997)
Net transfers	522,997	227,818	1,331,366	156,647	(578,180)	(338,324)	1,053,378	3,231,665	(157,828)
Net increase (decrease) in net assets from contract owners' transactions	627,396	(108,979)	1,505,453	172,940	(576,233)	(376,144)	963,738	3,401,506	(202,825)
Net increase (decrease) in net assets	653,111	(120,050)	2,078,498	140,757	(694,718)	(405,135)	1,490,010	3,785,282	(166,672)
Net assets, beginning of period	391,382	359,484	5,315,556	1,369,224	2,004,106	1,698,106	5,263,782	3,336,917	554,216
Net assets, end of period	$1,044,493	$239,434	$7,394,054	$1,509,981	$1,309,388	$1,292,971	$6,753,792	$7,122,199	$387,544

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2014

	ALPS VARIABLE INSURANCE TRUST (continued)				AMERICAN CENTURY VARIABLE PORTFOLIOS
	BALANCED	CONSERVATIVE	GROWTH	INCOME AND GROWTH	BALANCED
Investment income:
Income dividends from investments in portfolio shares	$60,532	$43,018	$34,398	$27,198	$39,914
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	60,532	43,018	34,398	27,198	39,914
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	86,017	26,503	83,881	20,494	49,147
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	20	87,420
Net realized long-term capital gain distributions from investments in portfolio shares	78,200	61,823	7,320	39,615	115,967
Net realized gain (loss) on investments in portfolio shares	164,217	88,326	91,201	60,129	252,534
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(50,547)	(19,282)	(6,892)	(17,592)	(42,484)
Net increase (decrease) in net assets from operations	$174,202	$112,062	$118,707	$69,735	$249,964

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	ALPS VARIABLE INSURANCE TRUST (continued)				AMERICAN CENTURY VARIABLE PORTFOLIOS
	BALANCED	CONSERVATIVE	GROWTH	INCOME AND GROWTH	BALANCED
Changes from operations:
Net investment income (expense)	$60,532	$43,018	$34,398	$27,198	$39,914
Net realized gain (loss) on investments in portfolio shares	164,217	88,326	91,201	60,129	252,534
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(50,547)	(19,282)	(6,892)	(17,592)	(42,484)
Net increase (decrease) in net assets from operations	174,202	112,062	118,707	69,735	249,964
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	358,854	70,558	25,425	1	322,237
Contract redemptions	(274,963)	(475,405)	(281,569)	(90,165)	(263,146)
Net transfers	1,438,212	617,196	1,634,743	459,762	(220,083)
Net increase (decrease) in net assets from contract owners' transactions	1,522,103	212,349	1,378,599	369,598	(160,992)
Net increase (decrease) in net assets	1,696,305	324,411	1,497,306	439,333	88,972
Net assets, beginning of period	3,555,568	4,121,854	2,216,196	1,879,118	2,238,095
Net assets, end of period	$5,251,873	$4,446,265	$3,713,502	$2,318,451	$2,327,067

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	AMERICAN CENTURY VARIABLE PORTFOLIOS (continued)								AMERICAN FUNDS INSURANCE SERIES
	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	LARGE COMPANY VALUE	MID CAP VALUE	ULTRA	VALUE	VISTA (a)*	ASSET ALLOCATION
Investment income:
Income dividends from investments in portfolio shares	$109,978	$38,703	$34,324	$18,679	$130,010	$2,976	$91,913	$—	$54,594
Expenses:
Mortality and expense risk fees	44	—	90	—	—	—	—	—	—
Net investment income (expense)	109,934	38,703	34,234	18,679	130,010	2,976	91,913	—	54,594
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	586,432	(218,662)	38,376	228,950	879,046	211,961	365,919	1,390	(2,632)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	187,894	—	—	—	7,362
Net realized long-term capital gain distributions from investments in portfolio shares	—	64,233	—	—	380,446	—	—	14,591	81,859
Net realized gain (loss) on investments in portfolio shares	586,432	(154,429)	38,376	228,950	1,447,386	211,961	365,919	15,981	86,589
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(82,734)	196,503	(193,291)	(85,519)	97,000	(154,243)	206,707	(17,062)	(38,939)
Net increase (decrease) in net assets from operations	$613,632	$80,777	$(120,681)	$162,110	$1,674,396	$60,694	$664,539	$(1,081)	$102,244

	AMERICAN CENTURY VARIABLE PORTFOLIOS (continued)								AMERICAN FUNDS INSURANCE SERIES
	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	LARGE COMPANY VALUE	MID CAP VALUE	ULTRA	VALUE	VISTA (a)*	ASSET ALLOCATION
Changes from operations:
Net investment income (expense)	$109,934	$38,703	$34,234	$18,679	$130,010	$2,976	$91,913	$—	$54,594
Net realized gain (loss) on investments in portfolio shares	586,432	(154,429)	38,376	228,950	1,447,386	211,961	365,919	15,981	86,589
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(82,734)	196,503	(193,291)	(85,519)	97,000	(154,243)	206,707	(17,062)	(38,939)
Net increase (decrease) in net assets from operations	613,632	80,777	(120,681)	162,110	1,674,396	60,694	664,539	(1,081)	102,244
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	95,244	80,987	9,111	(14)	272,478	6,563	8,895	—	344,208
Contract redemptions	(198,194)	(242,808)	(138,372)	(164,007)	(535,845)	(81,156)	(333,096)	(106)	(50,355)
Net transfers	1,857,315	524,287	624,693	768,738	4,728,604	(956,797)	3,392,657	(133,103)	3,180,330
Net increase (decrease) in net assets from contract owners' transactions	1,754,365	362,466	495,432	604,717	4,465,237	(1,031,390)	3,068,456	(133,209)	3,474,183
Net increase (decrease) in net assets	2,367,997	443,243	374,751	766,827	6,139,633	(970,696)	3,732,995	(134,290)	3,576,427
Net assets, beginning of period	4,174,160	2,791,897	1,771,392	947,726	8,929,910	1,626,079	4,911,863	134,290	138,994
Net assets, end of period	$6,542,157	$3,235,140	$2,146,143	$1,714,553	$15,069,543	$655,383	$8,644,858	$—	$3,715,421

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2014

	AMERICAN FUNDS INSURANCE SERIES (continued)
	BLUE CHIP INCOME AND GROWTH	BOND	GLOBAL BOND	GROWTH	GROWTH- INCOME
Investment income:
Income dividends from investments in portfolio shares	$54,709	$100,566	$8,899	$20,903	$27,223
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	54,709	100,566	8,899	20,903	27,223
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	155,630	2,311	756	4,236	9,269
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	249	3,608	30,568	54,408
Net realized gain (loss) on investments in portfolio shares	155,630	2,560	4,364	34,804	63,677
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(40,227)	(79,815)	(25,071)	47,596	24,709
Net increase (decrease) in net assets from operations	$170,112	$23,311	$(11,808)	$103,303	$115,609

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	AMERICAN FUNDS INSURANCE SERIES (continued)
	BLUE CHIP INCOME AND GROWTH	BOND	GLOBAL BOND	GROWTH	GROWTH- INCOME
Changes from operations:
Net investment income (expense)	$54,709	$100,566	$8,899	$20,903	$27,223
Net realized gain (loss) on investments in portfolio shares	155,630	2,560	4,364	34,804	63,677
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(40,227)	(79,815)	(25,071)	47,596	24,709
Net increase (decrease) in net assets from operations	170,112	23,311	(11,808)	103,303	115,609
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	70,889	(2)	35,440	98,049	171,854
Contract redemptions	(108,338)	(87,169)	(4,153)	(8,945)	(30,184)
Net transfers	1,788,459	5,961,713	506,844	1,992,989	2,101,178
Net increase (decrease) in net assets from contract owners' transactions	1,751,010	5,874,542	538,131	2,082,093	2,242,848
Net increase (decrease) in net assets	1,921,122	5,897,853	526,323	2,185,396	2,358,457
Net assets, beginning of period	105,125	68,603	9,975	100,001	108,499
Net assets, end of period	$2,026,247	$5,966,456	$536,298	$2,285,397	$2,466,956

The accompanying notes are an integral part of these financial statements.

	AMERICAN FUNDS INSURANCE SERIES (continued)								BLACKROCK VARIABLE SERIES FUNDS
	HIGH INCOME BOND	INTERNATIONAL	MANAGED RISK ASSET ALLOCATION	MANAGED RISK BLUE CHIP INCOME AND GROWTH	MANAGED RISK GROWTH	MANAGED RISK GROWTH- INCOME	MANAGED RISK INTERNATIONAL	MORTGAGE	CAPITAL APPRECIATION
Investment income:
Income dividends from investments in portfolio shares	$45,889	$40,930	$419	$15,681	$1,655	$3,949	$1,168	$3,307	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	45,889	40,930	419	15,681	1,655	3,949	1,168	3,307	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	63,052	438	1,180	5,436	924	5,077	(424)	866	(4,915)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	—	9,272
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	3,481	9,463	—	—	18,687
Net realized gain (loss) on investments in portfolio shares	63,052	438	1,180	5,436	4,405	14,540	(424)	866	23,044
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	3,025	(131,024)	9,703	(25,499)	292	(15,607)	(4,754)	(2,230)	(22,039)
Net increase (decrease) in net assets from operations	$111,966	$(89,656)	$11,302	$(4,382)	$6,352	$2,882	$(4,010)	$1,943	$1,005

	AMERICAN FUNDS INSURANCE SERIES (continued)								BLACKROCK VARIABLE SERIES FUNDS
	HIGH INCOME BOND	INTERNATIONAL	MANAGED RISK ASSET ALLOCATION	MANAGED RISK BLUE CHIP INCOME AND GROWTH	MANAGED RISK GROWTH	MANAGED RISK GROWTH- INCOME	MANAGED RISK INTERNATIONAL	MORTGAGE	CAPITAL APPRECIATION
Changes from operations:
Net investment income (expense)	$45,889	$40,930	$419	$15,681	$1,655	$3,949	$1,168	$3,307	$—
Net realized gain (loss) on investments in portfolio shares	63,052	438	1,180	5,436	4,405	14,540	(424)	866	23,044
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	3,025	(131,024)	9,703	(25,499)	292	(15,607)	(4,754)	(2,230)	(22,039)
Net increase (decrease) in net assets from operations	111,966	(89,656)	11,302	(4,382)	6,352	2,882	(4,010)	1,943	1,005
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	3,220	305,453	30,615	—	7,195	—	—	638	20
Contract redemptions	(52,110)	(71,395)	(18,117)	(15,612)	(8,331)	(3,285)	(9,155)	(1,431)	(12,668)
Net transfers	139,019	2,564,291	662,927	661,229	195,024	412,676	109,152	408,101	(17,455)
Net increase (decrease) in net assets from contract owners' transactions	90,129	2,798,349	675,425	645,617	193,888	409,391	99,997	407,308	(30,103)
Net increase (decrease) in net assets	202,095	2,708,693	686,727	641,235	200,240	412,273	95,987	409,251	(29,098)
Net assets, beginning of period	92,561	182,066	149,176	20,272	15,445	36,782	1,757	—	205,431
Net assets, end of period	$294,656	$2,890,759	$835,903	$661,507	$215,685	$449,055	$97,744	$409,251	$176,333

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2014

	BLACKROCK VARIABLE SERIES FUNDS (continued)					BLACKROCK VARIABLE SERIES FUNDS (continued)
	EQUITY DIVIDEND	GLOBAL ALLOCATION	HIGH YIELD	LARGE CAP CORE	LARGE CAP GROWTH	LARGE CAP VALUE	TOTAL RETURN	U.S. GOVERNMENT BOND
Investment income:
Income dividends from investments in portfolio shares	$66,047	$370,397	$774,698	$3,565	$3,256	$4,147	$141,314	$9,770
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—
Net investment income (expense)	66,047	370,397	774,698	3,565	3,256	4,147	141,314	9,770
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	519,124	149,279	(339,584)	10,765	31,669	21,320	113,154	(4,989)
Net realized short-term capital gain distributions from investments in portfolio shares	—	121,364	79,728	2,777	12,133	4,879	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	274,064	1,300,866	—	58,594	117,871	61,404	—	—
Net realized gain (loss) on investments in portfolio shares	793,188	1,571,509	(259,856)	72,136	161,673	87,603	113,154	(4,989)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(545,303)	(1,758,103)	(535,737)	(41,380)	(57,757)	(50,408)	5,639	1,616
Net increase (decrease) in net assets from operations	$313,932	$183,803	$(20,895)	$34,321	$107,172	$41,342	$260,107	$6,397

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	BLACKROCK VARIABLE SERIES FUNDS (continued)					BLACKROCK VARIABLE SERIES FUNDS (continued)
	EQUITY DIVIDEND	GLOBAL ALLOCATION	HIGH YIELD	LARGE CAP CORE	LARGE CAP GROWTH	LARGE CAP VALUE	TOTAL RETURN	U.S. GOVERNMENT BOND
Changes from operations:
Net investment income (expense)	$66,047	$370,397	$774,698	$3,565	$3,256	$4,147	$141,314	$9,770
Net realized gain (loss) on investments in portfolio shares	793,188	1,571,509	(259,856)	72,136	161,673	87,603	113,154	(4,989)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(545,303)	(1,758,103)	(535,737)	(41,380)	(57,757)	(50,408)	5,639	1,616
Net increase (decrease) in net assets from operations	313,932	183,803	(20,895)	34,321	107,172	41,342	260,107	6,397
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	149,595	828,342	961,144	154,120	30,200	—	1,388,504	6,180
Contract redemptions	(525,368)	(643,945)	(496,754)	(13,427)	(16,825)	(2,715)	(382,613)	(3,157)
Net transfers	500,840	7,007,211	(2,319,683)	374,769	409,220	221,731	3,294,302	497,052
Net increase (decrease) in net assets from contract owners' transactions	125,067	7,191,608	(1,855,293)	515,462	422,595	219,016	4,300,193	500,075
Net increase (decrease) in net assets	438,999	7,375,411	(1,876,188)	549,783	529,767	260,358	4,560,300	506,472
Net assets, beginning of period	4,092,449	9,256,382	17,111,553	180,166	437,682	316,061	2,756,209	107,269
Net assets, end of period	$4,531,448	$16,631,793	$15,235,365	$729,949	$967,449	$576,419	$7,316,509	$613,741

*  See Footnote 8 for details.
The accompanying notes are an integral part of these financial statements.

	CALVERT VARIABLE PRODUCTS	COLUMBIA FUNDS VARIABLE SERIES TRUST			CREDIT SUISSE TRUST	DFA INVESTMENT DIMENSIONS
	SRI BALANCED (b)*	SELECT LARGE-CAP VALUE	SELECT SMALLER-CAP VALUE	SELIGMAN GLOBAL TECHNOLOGY	COMMODITY RETURN STRATEGY	VA GLOBAL BOND
Investment income:
Income dividends from investments in portfolio shares	$130	$—	$—	$—	$—	$1,148,504
Expenses:
Mortality and expense risk fees	—	—	—	34	—	10,290
Net investment income (expense)	130	—	—	(34)	—	1,138,214
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	—	205,748	358,909	763,674	(70,627)	(143,811)
Net realized short-term capital gain distributions from investments in portfolio shares	426	—	—	210,833	—	24,487
Net realized long-term capital gain distributions from investments in portfolio shares	1,742	—	—	241,641	—	61,043
Net realized gain (loss) on investments in portfolio shares	2,168	205,748	358,909	1,216,148	(70,627)	(58,281)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,348)	4,329	(210,913)	(255,573)	(576,967)	203,086
Net increase (decrease) in net assets from operations	$950	$210,077	$147,996	$960,541	$(647,594)	$1,283,019

	CALVERT VARIABLE PRODUCTS	COLUMBIA FUNDS VARIABLE SERIES TRUST			CREDIT SUISSE TRUST	DFA INVESTMENT DIMENSIONS
	SRI BALANCED (b)*	SELECT LARGE-CAP VALUE	SELECT SMALLER-CAP VALUE	SELIGMAN GLOBAL TECHNOLOGY	COMMODITY RETURN STRATEGY	VA GLOBAL BOND
Changes from operations:
Net investment income (expense)	$130	$—	$—	$(34)	$—	$1,138,214
Net realized gain (loss) on investments in portfolio shares	2,168	205,748	358,909	1,216,148	(70,627)	(58,281)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,348)	4,329	(210,913)	(255,573)	(576,967)	203,086
Net increase (decrease) in net assets from operations	950	210,077	147,996	960,541	(647,594)	1,283,019
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	10,077	54,110	242,419	7,365	1,483,415
Contract redemptions	—	(42,707)	(183,917)	(238,522)	(98,842)	(1,745,157)
Net transfers	31,559	379,288	(568,823)	1,695,234	835,896	14,484,153
Net increase (decrease) in net assets from contract owners' transactions	31,559	346,658	(698,630)	1,699,131	744,419	14,222,411
Net increase (decrease) in net assets	32,509	556,735	(550,634)	2,659,672	96,825	15,505,430
Net assets, beginning of period	—	1,773,763	3,321,572	4,078,993	3,008,988	40,701,004
Net assets, end of period	$32,509	$2,330,498	$2,770,938	$6,738,665	$3,105,813	$56,206,434

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2014

	DFA INVESTMENT DIMENSIONS (continued)					DFA INVESTMENT DIMENSIONS (continued)	DIREXION INSURANCE TRUST
	VA GLOBAL MODERATE ALLOCATION (b)*	VA INTERNATIONAL SMALL	VA INTERNATIONAL VALUE	VA SHORT- TERM FIXED	VA U.S. LARGE VALUE	VA U.S. TARGETED VALUE	DYNAMIC VP HY BOND	VP INDEXED MANAGED FUTURES STRATEGY (b)*
Investment income:
Income dividends from investments in portfolio shares	$95,590	$473,221	$1,272,285	$53,000	$775,225	$269,665	$339,479	$—
Expenses:
Mortality and expense risk fees	8,510	6,877	10,304	8,435	14,279	9,812	—	—
Net investment income (expense)	87,080	466,344	1,261,981	44,565	760,946	259,853	339,479	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(998)	4,726	532,611	(4,427)	1,349,387	1,028,036	404,873	230
Net realized short-term capital gain distributions from investments in portfolio shares	99	92,384	—	4,402	37,056	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	24,179	381,533	—	11,547	736,784	1,425,546	—	—
Net realized gain (loss) on investments in portfolio shares	23,280	478,643	532,611	11,522	2,123,227	2,453,582	404,873	230
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(191,687)	(2,310,540)	(4,246,232)	(44,654)	135,329	(1,815,167)	(354,543)	376
Net increase (decrease) in net assets from operations	$(81,327)	$(1,365,553)	$(2,451,640)	$11,433	$3,019,502	$898,268	$389,809	$606

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	DFA INVESTMENT DIMENSIONS (continued)					DFA INVESTMENT DIMENSIONS (continued)	DIREXION INSURANCE TRUST
	VA GLOBAL MODERATE ALLOCATION (b)*	VA INTERNATIONAL SMALL	VA INTERNATIONAL VALUE	VA SHORT- TERM FIXED	VA U.S. LARGE VALUE	VA U.S. TARGETED VALUE	DYNAMIC VP HY BOND	VP INDEXED MANAGED FUTURES STRATEGY (b)*
Changes from operations:
Net investment income (expense)	$87,080	$466,344	$1,261,981	$44,565	$760,946	$259,853	$339,479	$—
Net realized gain (loss) on investments in portfolio shares	23,280	478,643	532,611	11,522	2,123,227	2,453,582	404,873	230
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(191,687)	(2,310,540)	(4,246,232)	(44,654)	135,329	(1,815,167)	(354,543)	376
Net increase (decrease) in net assets from operations	(81,327)	(1,365,553)	(2,451,640)	11,433	3,019,502	898,268	389,809	606
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	659,660	849,431	2,413,298	1,289,424	3,034,976	1,373,730	44,026	1
Contract redemptions	(4,429)	(771,743)	(1,229,906)	(2,724,487)	(1,698,363)	(1,120,826)	(3,901,675)	(4)
Net transfers	5,834,595	9,436,261	11,841,974	14,282,713	13,802,553	10,884,178	(20,133,484)	4,732
Net increase (decrease) in net assets from contract owners' transactions	6,489,826	9,513,949	13,025,366	12,847,650	15,139,166	11,137,082	(23,991,133)	4,729
Net increase (decrease) in net assets	6,408,499	8,148,396	10,573,726	12,859,083	18,158,668	12,035,350	(23,601,324)	5,335
Net assets, beginning of period	—	13,754,576	21,212,987	16,313,950	25,711,672	18,029,695	24,417,296	—
Net assets, end of period	$6,408,499	$21,902,972	$31,786,713	$29,173,033	$43,870,340	$30,065,045	$815,972	$5,335

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	DREYFUS INVESTMENT PORTFOLIOS			DREYFUS VARIABLE INVESTMENT FUND	EATON VANCE VARIABLE TRUST
	SMALL CAP STOCK INDEX	DREYFUS SOCIALLY RESPONSIBLE GROWTH	DREYFUS STOCK INDEX	INTERNATIONAL VALUE	FLOATING- RATE INCOME	LARGE-CAP VALUE
Investment income:
Income dividends from investments in portfolio shares	$50,791	$8,443	$512,823	$55,002	$1,277,784	$—
Expenses:
Mortality and expense risk fees	—	56	6,677	493	—	—
Net investment income (expense)	50,791	8,387	506,146	54,509	1,277,784	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	702,107	61,393	3,212,842	287,796	(377,692)	189,220
Net realized short-term capital gain distributions from investments in portfolio shares	46,829	2,177	46,591	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	435,541	53,040	239,232	—	—	42,733
Net realized gain (loss) on investments in portfolio shares	1,184,477	116,610	3,498,665	287,796	(377,692)	231,953
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(872,705)	(10,629)	(495,403)	(683,641)	(701,421)	(64,456)
Net increase (decrease) in net assets from operations	$362,563	$114,368	$3,509,408	$(341,336)	$198,671	$167,497

	DREYFUS INVESTMENT PORTFOLIOS			DREYFUS VARIABLE INVESTMENT FUND	EATON VANCE VARIABLE TRUST
	SMALL CAP STOCK INDEX	DREYFUS SOCIALLY RESPONSIBLE GROWTH	DREYFUS STOCK INDEX	INTERNATIONAL VALUE	FLOATING- RATE INCOME	LARGE-CAP VALUE
Changes from operations:
Net investment income (expense)	$50,791	$8,387	$506,146	$54,509	$1,277,784	$—
Net realized gain (loss) on investments in portfolio shares	1,184,477	116,610	3,498,665	287,796	(377,692)	231,953
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(872,705)	(10,629)	(495,403)	(683,641)	(701,421)	(64,456)
Net increase (decrease) in net assets from operations	362,563	114,368	3,509,408	(341,336)	198,671	167,497
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	402,144	6,917	1,119,015	222,468	951,811	228,091
Contract redemptions	(482,044)	(61,658)	(1,597,598)	(187,850)	(1,687,592)	(14,457)
Net transfers	4,730,385	119,042	10,052,765	278,712	(503,854)	1,164,247
Net increase (decrease) in net assets from contract owners' transactions	4,650,485	64,301	9,574,182	313,330	(1,239,635)	1,377,881
Net increase (decrease) in net assets	5,013,048	178,669	13,083,590	(28,006)	(1,040,964)	1,545,378
Net assets, beginning of period	10,167,978	798,516	24,164,238	3,394,639	37,554,274	632,810
Net assets, end of period	$15,181,026	$977,185	$37,247,828	$3,366,633	$36,513,310	$2,178,188

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2014

	FEDERATED INSURANCE SERIES				FIDELITY VARIABLE INSURANCE PRODUCTS
	HIGH INCOME BOND II	KAUFMANN II	MANAGED TAIL RISK II	MANAGED VOLATILITY II	BALANCED
Investment income:
Income dividends from investments in portfolio shares	$935,432	$—	$193	$447,469	$84,640
Expenses:
Mortality and expense risk fees	23	—	—	—	—
Net investment income (expense)	935,409	—	193	447,469	84,640
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(234,019)	15,398	(158)	180,505	(100,788)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	853	309,244	178,490
Net realized long-term capital gain distributions from investments in portfolio shares	—	73,777	1,318	632,699	337,048
Net realized gain (loss) on investments in portfolio shares	(234,019)	89,175	2,013	1,122,448	414,750
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(375,754)	(54,894)	(3,605)	(1,117,369)	(155,529)
Net increase (decrease) in net assets from operations	$325,636	$34,281	$(1,399)	$452,548	$343,861

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	FEDERATED INSURANCE SERIES				FIDELITY VARIABLE INSURANCE PRODUCTS
	HIGH INCOME BOND II	KAUFMANN II	MANAGED TAIL RISK II	MANAGED VOLATILITY II	BALANCED
Changes from operations:
Net investment income (expense)	$935,409	$—	$193	$447,469	$84,640
Net realized gain (loss) on investments in portfolio shares	(234,019)	89,175	2,013	1,122,448	414,750
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(375,754)	(54,894)	(3,605)	(1,117,369)	(155,529)
Net increase (decrease) in net assets from operations	325,636	34,281	(1,399)	452,548	343,861
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	78,015	(2)	—	722,999	278,760
Contract redemptions	(457,295)	(25,856)	(17)	(1,022,517)	(499,309)
Net transfers	(3,748,378)	20,578	98,477	6,300,647	2,768,686
Net increase (decrease) in net assets from contract owners' transactions	(4,127,658)	(5,280)	98,460	6,001,129	2,548,137
Net increase (decrease) in net assets	(3,802,022)	29,001	97,061	6,453,677	2,891,998
Net assets, beginning of period	10,305,784	819,491	11,494	11,146,196	3,687,713
Net assets, end of period	$6,503,762	$848,492	$108,555	$17,599,873	$6,579,711

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	CONTRAFUND	DISCIPLINED SMALL CAP	DYNAMIC CAPITAL APPRECIATION	EQUITY- INCOME	FUNDS MANAGER 20%	FUNDS MANAGER 50%	FUNDS MANAGER 60%	FUNDS MANAGER 70%	FUNDS MANAGER 85% (c)*
Investment income:
Income dividends from investments in portfolio shares	$151,031	$891	$76	$79,401	$193	$5,671	$9,939	$11	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	151,031	891	76	79,401	193	5,671	9,939	11	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	1,361,480	27,608	47,722	51,252	7	2,127	30,354	—	7
Net realized short-term capital gain distributions from investments in portfolio shares	420,530	5,998	6,209	33,329	87	4,161	8,713	9	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	52,100	2,549	7,307	131	440	25,931	—	—
Net realized gain (loss) on investments in portfolio shares	1,782,010	85,706	56,480	91,888	225	6,728	64,998	9	7
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	41,598	(47,450)	(48,423)	36,797	251	15,206	(10,939)	34	(76)
Net increase (decrease) in net assets from operations	$1,974,639	$39,147	$8,133	$208,086	$669	$27,605	$63,998	$54	$(69)

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	CONTRAFUND	DISCIPLINED SMALL CAP	DYNAMIC CAPITAL APPRECIATION	EQUITY- INCOME	FUNDS MANAGER 20%	FUNDS MANAGER 50%	FUNDS MANAGER 60%	FUNDS MANAGER 70%	FUNDS MANAGER 85% (c)*
Changes from operations:
Net investment income (expense)	$151,031	$891	$76	$79,401	$193	$5,671	$9,939	$11	$—
Net realized gain (loss) on investments in portfolio shares	1,782,010	85,706	56,480	91,888	225	6,728	64,998	9	7
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	41,598	(47,450)	(48,423)	36,797	251	15,206	(10,939)	34	(76)
Net increase (decrease) in net assets from operations	1,974,639	39,147	8,133	208,086	669	27,605	63,998	54	(69)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	952,527	50,073	—	47,300	—	—	—	—	—
Contract redemptions	(804,795)	(55,393)	(325)	(75,939)	(329)	(39,347)	(256,280)	—	(11)
Net transfers	5,317,987	315,264	(267,086)	421,107	—	—	(422,236)	—	(1,421)
Net increase (decrease) in net assets from contract owners' transactions	5,465,719	309,944	(267,411)	392,468	(329)	(39,347)	(678,516)	—	(1,432)
Net increase (decrease) in net assets	7,440,358	349,091	(259,278)	600,554	340	(11,742)	(614,518)	54	(1,501)
Net assets, beginning of period	14,016,257	488,854	295,133	2,453,788	16,897	586,207	1,519,058	1,055	1,501
Net assets, end of period	$21,456,615	$837,945	$35,855	$3,054,342	$17,237	$574,465	$904,540	$1,109	$—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2014

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	GROWTH	GROWTH & INCOME	GROWTH OPPORTUNITIES	HIGH INCOME	INTERNATIONAL CAPITAL APPRECIATION
Investment income:
Income dividends from investments in portfolio shares	$—	$27,281	$71	$614,890	$4,064
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	—	27,281	71	614,890	4,064
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	527,451	264,402	244,396	74,500	86,310
Net realized short-term capital gain distributions from investments in portfolio shares	—	301	670	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	527,451	264,703	245,066	74,500	86,310
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(256,568)	(68,589)	(174,940)	(487,899)	(111,599)
Net increase (decrease) in net assets from operations	$270,883	$223,395	$70,197	$201,491	$(21,225)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	GROWTH	GROWTH & INCOME	GROWTH OPPORTUNITIES	HIGH INCOME	INTERNATIONAL CAPITAL APPRECIATION
Changes from operations:
Net investment income (expense)	$—	$27,281	$71	$614,890	$4,064
Net realized gain (loss) on investments in portfolio shares	527,451	264,703	245,066	74,500	86,310
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(256,568)	(68,589)	(174,940)	(487,899)	(111,599)
Net increase (decrease) in net assets from operations	270,883	223,395	70,197	201,491	(21,225)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	706,130	133,843	6	263,245	76,651
Contract redemptions	(186,686)	(435,275)	(38,649)	(399,104)	(45,703)
Net transfers	962,685	775,698	(412,192)	4,609,607	(381,800)
Net increase (decrease) in net assets from contract owners' transactions	1,482,129	474,266	(450,835)	4,473,748	(350,852)
Net increase (decrease) in net assets	1,753,012	697,661	(380,638)	4,675,239	(372,077)
Net assets, beginning of period	2,752,285	1,337,917	1,318,318	5,904,233	2,374,401
Net assets, end of period	$4,505,297	$2,035,578	$937,680	$10,579,472	$2,002,324

The accompanying notes are an integral part of these financial statements.

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	INVESTMENT GRADE BOND	MID CAP	OVERSEAS	REAL ESTATE	STRATEGIC INCOME	TARGET VOLATILITY	VALUE	VALUE LEADERS	VALUE STRATEGIES
Investment income:
Income dividends from investments in portfolio shares	$225,323	$713	$37,073	$124,683	$379,993	$3,198	$18,729	$1,138	$1,357
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	225,323	713	37,073	124,683	379,993	3,198	18,729	1,138	1,357
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	23,046	131,340	146,957	177,209	(152,705)	8,191	122,205	7	31,719
Net realized short-term capital gain distributions from investments in portfolio shares	891	58,811	1,115	23,120	52,650	4,536	54,662	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	660	45,218	—	433,152	99,577	4,551	6,437	—	—
Net realized gain (loss) on investments in portfolio shares	24,597	235,369	148,072	633,481	(478)	17,278	183,304	7	31,719
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(79,120)	65,839	(495,919)	881,663	(176,601)	(4,680)	(29,695)	13,210	(18,607)
Net increase (decrease) in net assets from operations	$170,800	$301,921	$(310,774)	$1,639,827	$202,914	$15,796	$172,338	$14,355	$14,469

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	INVESTMENT GRADE BOND	MID CAP	OVERSEAS	REAL ESTATE	STRATEGIC INCOME	TARGET VOLATILITY	VALUE	VALUE LEADERS	VALUE STRATEGIES
Changes from operations:
Net investment income (expense)	$225,323	$713	$37,073	$124,683	$379,993	$3,198	$18,729	$1,138	$1,357
Net realized gain (loss) on investments in portfolio shares	24,597	235,369	148,072	633,481	(478)	17,278	183,304	7	31,719
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(79,120)	65,839	(495,919)	881,663	(176,601)	(4,680)	(29,695)	13,210	(18,607)
Net increase (decrease) in net assets from operations	170,800	301,921	(310,774)	1,639,827	202,914	15,796	172,338	14,355	14,469
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	133,405	316,245	99,601	165,811	428,618	(1)	4,519	—	(1)
Contract redemptions	(157,623)	(341,126)	(150,931)	(248,049)	(483,933)	(2,129)	(52,429)	(37)	(6,421)
Net transfers	10,094,092	851,774	(77,992)	4,089,143	4,691,269	223,421	1,756,537	—	(209,807)
Net increase (decrease) in net assets from contract owners' transactions	10,069,874	826,893	(129,322)	4,006,905	4,635,954	221,291	1,708,627	(37)	(216,229)
Net increase (decrease) in net assets	10,240,674	1,128,814	(440,096)	5,646,732	4,838,868	237,087	1,880,965	14,318	(201,760)
Net assets, beginning of period	1,468,054	2,681,041	3,599,412	4,566,770	8,830,186	118,051	1,121,087	112,215	371,630
Net assets, end of period	$11,708,728	$3,809,855	$3,159,316	$10,213,502	$13,669,054	$355,138	$3,002,052	$126,533	$169,870

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2014

	FIRST EAGLE VARIABLE FUNDS	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST				FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (continued)
	OVERSEAS	GLOBAL REAL ESTATE (d)*	HIGH INCOME (e)*	INCOME (f)*	MUTUAL SHARES (g)*	STRATEGIC INCOME (h)*	TEMPLETON GLOBAL BOND (i)*	U.S. GOVERNMENT SECURITIES (j)*
Investment income:
Income dividends from investments in portfolio shares	$606,390	$13,886	$1,526,237	$1,117,435	$80,894	$790,091	$2,093,667	$59,126
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—
Net investment income (expense)	606,390	13,886	1,526,237	1,117,435	80,894	790,091	2,093,667	59,126
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	228,690	67,535	(898,935)	700,070	776,705	(135,301)	(91,792)	(92,515)
Net realized short-term capital gain distributions from investments in portfolio shares	202,367	—	—	—	—	18,541	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	1,346,980	—	—	—	21,033	243,137	—	—
Net realized gain (loss) on investments in portfolio shares	1,778,037	67,535	(898,935)	700,070	797,738	126,377	(91,792)	(92,515)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,817,518)	335,353	(453,323)	(1,271,975)	(607,238)	(775,690)	(1,369,252)	183,542
Net increase (decrease) in net assets from operations	$(433,091)	$416,774	$173,979	$545,530	$271,394	$140,778	$632,623	$150,153

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	FIRST EAGLE VARIABLE FUNDS	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST				FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (continued)
	OVERSEAS	GLOBAL REAL ESTATE (d)*	HIGH INCOME (e)*	INCOME (f)*	MUTUAL SHARES (g)*	STRATEGIC INCOME (h)*	TEMPLETON GLOBAL BOND (i)*	U.S. GOVERNMENT SECURITIES (j)*
Changes from operations:
Net investment income (expense)	$606,390	$13,886	$1,526,237	$1,117,435	$80,894	$790,091	$2,093,667	$59,126
Net realized gain (loss) on investments in portfolio shares	1,778,037	67,535	(898,935)	700,070	797,738	126,377	(91,792)	(92,515)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,817,518)	335,353	(453,323)	(1,271,975)	(607,238)	(775,690)	(1,369,252)	183,542
Net increase (decrease) in net assets from operations	(433,091)	416,774	173,979	545,530	271,394	140,778	632,623	150,153
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	225,161	30,644	1,273,578	1,399,532	94,091	454,288	1,557,310	41,759
Contract redemptions	(1,165,295)	(138,518)	(901,997)	(1,103,703)	(804,061)	(376,555)	(2,970,863)	(729,228)
Net transfers	4,987,802	303,155	(2,201,216)	6,337,925	(648,402)	4,040,757	9,742,293	4,381,917
Net increase (decrease) in net assets from contract owners' transactions	4,047,668	195,281	(1,829,635)	6,633,754	(1,358,372)	4,118,490	8,328,740	3,694,448
Net increase (decrease) in net assets	3,614,577	612,055	(1,655,656)	7,179,284	(1,086,978)	4,259,268	8,961,363	3,844,601
Net assets, beginning of period	17,345,281	2,632,691	9,353,648	13,813,018	4,105,452	12,344,225	37,957,435	4,037,819
Net assets, end of period	$20,959,858	$3,244,746	$7,697,992	$20,992,302	$3,018,474	$16,603,493	$46,918,798	$7,882,420

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	GOLDMAN SACHS VARIABLE INSURANCE TRUST		GUGGENHEIM VARIABLE INSURANCE FUNDS
	GLOBAL TRENDS ALLOCATION (ab)*	MULTI- STRATEGY ALTERNATIVES (b)*	CLS ADVISORONE GLOBAL DIVERSIFIED EQUITY (ac)*	CLS ADVISORONE GROWTH AND INCOME (ae)*	CLS ADVISORONE GLOBAL GROWTH (ad)*	GLOBAL MANAGED FUTURES STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$101	$9,538	$2,644	$4,162	$68	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—
Net investment income (expense)	101	9,538	2,644	4,162	68	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(319)	(152)	331,442	21,753	(468)	(51,649)
Net realized short-term capital gain distributions from investments in portfolio shares	993	154	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	1,266	—	71,764	31,008	1,361	—
Net realized gain (loss) on investments in portfolio shares	1,940	2	403,206	52,761	893	(51,649)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,252	(23,380)	(334,730)	(33,362)	(350)	291,055
Net increase (decrease) in net assets from operations	$3,293	$(13,840)	$71,120	$23,561	$611	$239,406

	GOLDMAN SACHS VARIABLE INSURANCE TRUST		GUGGENHEIM VARIABLE INSURANCE FUNDS
	GLOBAL TRENDS- ALLOCATION (ab)*	MULTI- STRATEGY ALTERNATIVES (b)*	CLS ADVISORONE GLOBAL DIVERSIFIED EQUITY (ac)*	CLS ADVISORONE GROWTH AND INCOME (ae)*	CLS ADVISORONE GLOBAL GROWTH (ad)*	GLOBAL MANAGED FUTURES STRATEGY
Changes from operations:
Net investment income (expense)	$101	$9,538	$2,644	$4,162	$68	$—
Net realized gain (loss) on investments in portfolio shares	1,940	2	403,206	52,761	893	(51,649)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,252	(23,380)	(334,730)	(33,362)	(350)	291,055
Net increase (decrease) in net assets from operations	3,293	(13,840)	71,120	23,561	611	239,406
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	2,969	38,451	112,156	104,233	—	59,495
Contract redemptions	(12,362)	(687)	(48,537)	(24,622)	(3,271)	(204,080)
Net transfers	270,444	810,679	(963,566)	(577,755)	(12,187)	643,673
Net increase (decrease) in net assets from contract owners' transactions	261,051	848,443	(899,947)	(498,144)	(15,458)	499,088
Net increase (decrease) in net assets	264,344	834,603	(828,827)	(474,583)	(14,847)	738,494
Net assets, beginning of period	8,951	—	1,904,836	1,215,217	15,289	1,907,785
Net assets, end of period	$273,295	$834,603	$1,076,009	$740,634	$442	$2,646,279

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2014

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	LONG SHORT EQUITY	MULTI- HEDGE STRATEGIES	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$17,662	$26,151	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	1,135
Net investment income (expense)	—	—	17,662	26,151	(1,135)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	13,796	21,497	(266,954)	(52,051)	583,500
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	164,410	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	47,760	49,585	—
Net realized gain (loss) on investments in portfolio shares	13,796	21,497	(54,784)	(2,466)	583,500
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	12,335	176,552	7,820	(85,362)	99,053
Net increase (decrease) in net assets from operations	$26,131	$198,049	$(29,302)	$(61,677)	$681,418

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	LONG SHORT EQUITY	MULTI- HEDGE STRATEGIES	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY
Changes from operations:
Net investment income (expense)	$—	$—	$17,662	$26,151	$(1,135)
Net realized gain (loss) on investments in portfolio shares	13,796	21,497	(54,784)	(2,466)	583,500
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	12,335	176,552	7,820	(85,362)	99,053
Net increase (decrease) in net assets from operations	26,131	198,049	(29,302)	(61,677)	681,418
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	18,742	185,299	508	31,544	88,666
Contract redemptions	(29,039)	(96,693)	(26,889)	(31,927)	(130,525)
Net transfers	796,706	418,008	(831,474)	410,209	1,189,807
Net increase (decrease) in net assets from contract owners' transactions	786,409	506,614	(857,855)	409,826	1,147,948
Net increase (decrease) in net assets	812,540	704,663	(887,157)	348,149	1,829,366
Net assets, beginning of period	211,406	3,733,180	1,605,532	537,956	3,515,974
Net assets, end of period	$1,023,946	$4,437,843	$718,375	$886,105	$5,345,340
The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX COMMODITIES STRATEGY	RYDEX CONSUMER PRODUCTS	RYDEX DOW 2X STRATEGY	RYDEX ELECTRONICS	RYDEX ENERGY	RYDEX ENERGY SERVICES	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$—	$34,613	$—	$—	$2,457	$—	$4,811	$5,099	$54,745
Expenses:
Mortality and expense risk fees	—	—	292	102	115	—	—	12	10
Net investment income (expense)	—	34,613	(292)	(102)	2,342	—	4,811	5,087	54,735
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(294,973)	94,295	(479,557)	78,160	(599,029)	(360,447)	(71,786)	12,951	1,512,498
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	604,565	—	18,839	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	411,503	112,082	—	195,762	60,054	—	—	—
Net realized gain (loss) on investments in portfolio shares	(294,973)	505,798	237,090	78,160	(384,428)	(300,393)	(71,786)	12,951	1,512,498
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(124,630)	(62,378)	(176,447)	6,296	(28,919)	(4,683)	(50,255)	3,074	166,731
Net increase (decrease) in net assets from operations	$(419,603)	$478,033	$60,351	$84,354	$(411,005)	$(305,076)	$(117,230)	$21,112	$1,733,964

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX COMMODITIES STRATEGY	RYDEX CONSUMER PRODUCTS	RYDEX DOW 2X STRATEGY	RYDEX ELECTRONICS	RYDEX ENERGY	RYDEX ENERGY SERVICES	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY
Changes from operations:
Net investment income (expense)	$—	$34,613	$(292)	$(102)	$2,342	$—	$4,811	$5,087	$54,735
Net realized gain (loss) on investments in portfolio shares	(294,973)	505,798	237,090	78,160	(384,428)	(300,393)	(71,786)	12,951	1,512,498
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(124,630)	(62,378)	(176,447)	6,296	(28,919)	(4,683)	(50,255)	3,074	166,731
Net increase (decrease) in net assets from operations	(419,603)	478,033	60,351	84,354	(411,005)	(305,076)	(117,230)	21,112	1,733,964
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	11,951	133,813	25,205	146,856	(4,377)	7,974	139	43,749	255,305
Contract redemptions	(140,539)	(168,330)	(95,328)	(116,732)	(199,532)	(53,526)	(19,105)	(21,621)	(407,583)
Net transfers	126,119	9,130,466	108,926	904,017	(28,305)	(216,605)	(758,210)	304,133	5,668,796
Net increase (decrease) in net assets from contract owners' transactions	(2,469)	9,095,949	38,803	934,141	(232,214)	(262,157)	(777,176)	326,261	5,516,518
Net increase (decrease) in net assets	(422,072)	9,573,982	99,154	1,018,495	(643,219)	(567,233)	(894,406)	347,373	7,250,482
Net assets, beginning of period	1,283,874	1,090,521	2,405,064	141,034	1,281,893	918,917	1,344,362	682,813	1,332,530
Net assets, end of period	$861,802	$10,664,503	$2,504,218	$1,159,529	$638,674	$351,684	$449,956	$1,030,186	$8,583,012

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2014

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX HEALTH CARE	RYDEX HIGH YIELD STRATEGY (q)*	RYDEX INTERNET	RYDEX INVERSE DOW 2X STRATEGY	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	296	—	101	—	—
Net investment income (expense)	(296)	—	(101)	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	421,663	(53)	27,279	(15,426)	(723,335)
Net realized short-term capital gain distributions from investments in portfolio shares	26,042	—	56,520	—	19,592
Net realized long-term capital gain distributions from investments in portfolio shares	150,224	—	35,158	—	88,549
Net realized gain (loss) on investments in portfolio shares	597,929	(53)	118,957	(15,426)	(615,194)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	16,657	—	(178,092)	2,768	(41,982)
Net increase (decrease) in net assets from operations	$614,290	$(53)	$(59,236)	$(12,658)	$(657,176)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX HEALTH CARE	RYDEX HIGH YIELD STRATEGY (q)*	RYDEX INTERNET	RYDEX INVERSE DOW 2X STRATEGY	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY
Changes from operations:
Net investment income (expense)	$(296)	$—	$(101)	$—	$—
Net realized gain (loss) on investments in portfolio shares	597,929	(53)	118,957	(15,426)	(615,194)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	16,657	—	(178,092)	2,768	(41,982)
Net increase (decrease) in net assets from operations	614,290	(53)	(59,236)	(12,658)	(657,176)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	137,740	—	49	18,333	(32,506)
Contract redemptions	(221,681)	—	(63,807)	(90,412)	(397,922)
Net transfers	3,404,337	53	(1,591,138)	23,462	(1,460,085)
Net increase (decrease) in net assets from contract owners' transactions	3,320,396	53	(1,654,896)	(48,617)	(1,890,513)
Net increase (decrease) in net assets	3,934,686	—	(1,714,132)	(61,275)	(2,547,689)
Net assets, beginning of period	2,291,491	—	2,638,907	148,706	3,467,549
Net assets, end of period	$6,226,177	$—	$924,775	$87,431	$919,860

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INVERSE MID-CAP STRATEGY	RYDEX INVERSE NASDAQ-100® STRATEGY	RYDEX INVERSE RUSSELL 2000® STRATEGY	RYDEX INVERSE S&P 500 STRATEGY	RYDEX JAPAN 2X STRATEGY	RYDEX LEISURE	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$—	$771	$—	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	257	272	571
Net investment income (expense)	—	—	—	—	—	771	(257)	(272)	(571)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(5,993)	(96,426)	(118,329)	(273,714)	(98,199)	120,773	(1,137,026)	1,436,216	(1,595,386)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	30,694	3,305	316,859	—	2,130,025
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	48,846	45,100	518,511	585,926	1,076,506
Net realized gain (loss) on investments in portfolio shares	(5,993)	(96,426)	(118,329)	(273,714)	(18,659)	169,178	(301,656)	2,022,142	1,611,145
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	52	5,069	(1,746)	(3,920)	(31,743)	(229,532)	(189,732)	(544,675)	(778,093)
Net increase (decrease) in net assets from operations	$(5,941)	$(91,357)	$(120,075)	$(277,634)	$(50,402)	$(59,583)	$(491,645)	$1,477,195	$832,481

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INVERSE MID-CAP STRATEGY	RYDEX INVERSE NASDAQ-100® STRATEGY	RYDEX INVERSE RUSSELL 2000® STRATEGY	RYDEX INVERSE S&P 500 STRATEGY	RYDEX JAPAN 2X STRATEGY	RYDEX LEISURE	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY
Changes from operations:
Net investment income (expense)	$—	$—	$—	$—	$—	$771	$(257)	$(272)	$(571)
Net realized gain (loss) on investments in portfolio shares	(5,993)	(96,426)	(118,329)	(273,714)	(18,659)	169,178	(301,656)	2,022,142	1,611,145
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	52	5,069	(1,746)	(3,920)	(31,743)	(229,532)	(189,732)	(544,675)	(778,093)
Net increase (decrease) in net assets from operations	(5,941)	(91,357)	(120,075)	(277,634)	(50,402)	(59,583)	(491,645)	1,477,195	832,481
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	81,053	16,852	24,181	3,781	9,577	478,155	270,659	169,035
Contract redemptions	(1,625)	(103,304)	(15,480)	(15,108)	(26,135)	(31,063)	(178,188)	(510,709)	(504,472)
Net transfers	24,717	141,511	154,361	(317,091)	(21,827)	(1,589,940)	(2,825,277)	7,103,858	4,847,405
Net increase (decrease) in net assets from contract owners' transactions	23,092	119,260	155,733	(308,018)	(44,181)	(1,611,426)	(2,525,310)	6,863,808	4,511,968
Net increase (decrease) in net assets	17,151	27,903	35,658	(585,652)	(94,583)	(1,671,009)	(3,016,955)	8,341,003	5,344,449
Net assets, beginning of period	18,548	136,061	105,367	958,014	453,303	3,820,451	4,371,639	6,123,870	6,736,533
Net assets, end of period	$35,699	$163,964	$141,025	$372,362	$358,720	$2,149,442	$1,354,684	$14,464,873	$12,080,982

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2014

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX NOVA	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$6,969	$2,645	$60,624	$—	$—
Expenses:
Mortality and expense risk fees	78	—	15	—	116
Net investment income (expense)	6,891	2,645	60,609	—	(116)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	926,488	(793,056)	379,337	(220,078)	(912,747)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	15,975	—
Net realized gain (loss) on investments in portfolio shares	926,488	(793,056)	379,337	(204,103)	(912,747)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(283,537)	69,754	24,538	120,135	(60,754)
Net increase (decrease) in net assets from operations	$649,842	$(720,657)	$464,484	$(83,968)	$(973,617)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX NOVA	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY
Changes from operations:
Net investment income (expense)	$6,891	$2,645	$60,609	$—	$(116)
Net realized gain (loss) on investments in portfolio shares	926,488	(793,056)	379,337	(204,103)	(912,747)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(283,537)	69,754	24,538	120,135	(60,754)
Net increase (decrease) in net assets from operations	649,842	(720,657)	464,484	(83,968)	(973,617)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	97,062	129,083	276,922	18,104	23,984
Contract redemptions	(197,075)	(281,071)	(235,601)	(4,283)	(81,746)
Net transfers	(599,186)	627,694	2,656,537	(1,040,064)	484,363
Net increase (decrease) in net assets from contract owners' transactions	(699,199)	475,706	2,697,858	(1,026,243)	426,601
Net increase (decrease) in net assets	(49,357)	(244,951)	3,162,342	(1,110,211)	(547,016)
Net assets, beginning of period	9,679,206	1,592,452	1,262,303	2,011,864	1,980,094
Net assets, end of period	$9,629,849	$1,347,501	$4,424,645	$901,653	$1,433,078

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX RUSSELL 2000® 2X STRATEGY	RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH	RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX STRENGTHENING DOLLAR 2X STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$30,283	$—	$947	$—	$—	$—
Expenses:
Mortality and expense risk fees	—	414	81	—	11	—	—	—	—
Net investment income (expense)	—	(414)	(81)	30,283	(11)	947	—	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(388,924)	(13,956)	(55,920)	748,493	(398,602)	106,561	(227,738)	(211,376)	168,899
Net realized short-term capital gain distributions from investments in portfolio shares	517,983	1,388,537	354,015	185,342	332,852	118,186	—	191,358	—
Net realized long-term capital gain distributions from investments in portfolio shares	107,248	128,262	267,682	389,520	363,848	52,244	—	294,863	—
Net realized gain (loss) on investments in portfolio shares	236,307	1,502,843	565,777	1,323,355	298,098	276,991	(227,738)	274,845	168,899
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(117,557)	(160,860)	(238,881)	(865,938)	(269,938)	(110,252)	14,580	(370,936)	81,125
Net increase (decrease) in net assets from operations	$118,750	$1,341,569	$326,815	$487,700	$28,149	$167,686	$(213,158)	$(96,091)	$250,024

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX RUSSELL 2000® 2X STRATEGY	RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH	RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX STRENGTHENING DOLLAR 2X STRATEGY
Changes from operations:
Net investment income (expense)	$—	$(414)	$(81)	$30,283	$(11)	$947	$—	$—	$—
Net realized gain (loss) on investments in portfolio shares	236,307	1,502,843	565,777	1,323,355	298,098	276,991	(227,738)	274,845	168,899
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(117,557)	(160,860)	(238,881)	(865,938)	(269,938)	(110,252)	14,580	(370,936)	81,125
Net increase (decrease) in net assets from operations	118,750	1,341,569	326,815	487,700	28,149	167,686	(213,158)	(96,091)	250,024
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,219	315,606	353,381	70,183	17,472	25,256	40,487	52,031	1,300
Contract redemptions	(82,063)	(288,719)	(495,695)	(476,974)	(109,952)	(153,928)	(97,802)	(437,139)	(53,897)
Net transfers	1,303,185	6,814,489	1,139,975	16,087	(8,206)	1,175,465	(708,714)	(1,779,754)	1,626,100
Net increase (decrease) in net assets from contract owners' transactions	1,222,341	6,841,376	997,661	(390,704)	(100,686)	1,046,793	(766,029)	(2,164,862)	1,573,503
Net increase (decrease) in net assets	1,341,091	8,182,945	1,324,476	96,996	(72,537)	1,214,479	(979,187)	(2,260,953)	1,823,527
Net assets, beginning of period	837,236	1,628,654	3,539,050	7,877,368	3,533,056	886,862	4,321,320	3,778,755	334,072
Net assets, end of period	$2,178,327	$9,811,599	$4,863,526	$7,974,364	$3,460,519	$2,101,341	$3,342,133	$1,517,802	$2,157,599

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2014

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX TECHNOLOGY	RYDEX TELE- COMMUNICATIONS	RYDEX TRANSPORTATION	RYDEX U.S. GOVERNMENT MONEY MARKET	RYDEX UTILITIES
Investment income:
Income dividends from investments in portfolio shares	$—	$7,444	$—	$1	$62,452
Expenses:
Mortality and expense risk fees	—	—	248	36	13
Net investment income (expense)	—	7,444	(248)	(35)	62,439
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	271,128	(48,555)	519,558	—	356,114
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	271,128	(48,555)	519,558	—	356,114
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(313,623)	525	104,449	—	199,413
Net increase (decrease) in net assets from operations	$(42,495)	$(40,586)	$623,759	$(35)	$617,966

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX TECHNOLOGY	RYDEX TELE- COMMUNICATIONS	RYDEX TRANSPORTATION	RYDEX U.S. GOVERNMENT MONEY MARKET	RYDEX UTILITIES
Changes from operations:
Net investment income (expense)	$—	$7,444	$(248)	$(35)	$62,439
Net realized gain (loss) on investments in portfolio shares	271,128	(48,555)	519,558	—	356,114
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(313,623)	525	104,449	—	199,413
Net increase (decrease) in net assets from operations	(42,495)	(40,586)	623,759	(35)	617,966
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	29,019	7,663	113,204	1	105,253
Contract redemptions	(168,211)	(24,663)	(179,456)	(2,418,442)	(496,286)
Net transfers	(2,632,818)	260,426	527,990	(694,583)	7,870,539
Net increase (decrease) in net assets from contract owners' transactions	(2,772,010)	243,426	461,738	(3,113,024)	7,479,506
Net increase (decrease) in net assets	(2,814,505)	202,840	1,085,497	(3,113,059)	8,097,472
Net assets, beginning of period	3,739,100	74,982	3,721,931	6,415,812	967,207
Net assets, end of period	$924,595	$277,822	$4,807,428	$3,302,753	$9,064,679

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX WEAKENING DOLLAR 2X STRATEGY	VT ALL CAP VALUE	VT FLOATING RATE STRATEGIES	VT HIGH YIELD	VT LARGE CAP VALUE	VT MACRO OPPORTUNITIES	VT MANAGED ASSET ALLOCATION	VT SMALL CAP VALUE	VT STYLEPLUS LARGE CORE
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$—	$—	$—	$83	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	—	—	—	—	—	—	—	83	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(9,253)	1,294	563,897	562,907	325	74,039	27,288	204,414	8
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(9,253)	1,294	563,897	562,907	325	74,039	27,288	204,414	8
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(348)	2,166	(237,800)	(108,223)	4,740	16,006	(18,282)	(232,245)	697
Net increase (decrease) in net assets from operations	$(9,601)	$3,460	$326,097	$454,684	$5,065	$90,045	$9,006	$(27,748)	$705

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX WEAKENING DOLLAR 2X STRATEGY	VT ALL CAP VALUE	VT FLOATING RATE STRATEGIES	VT HIGH YIELD	VT LARGE CAP VALUE	VT MACRO OPPORTUNITIES	VT MANAGED ASSET ALLOCATION	VT SMALL CAP VALUE	VT STYLEPLUS LARGE CORE
Changes from operations:
Net investment income (expense)	$—	$—	$—	$—	$—	$—	$—	$83	$—
Net realized gain (loss) on investments in portfolio shares	(9,253)	1,294	563,897	562,907	325	74,039	27,288	204,414	8
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(348)	2,166	(237,800)	(108,223)	4,740	16,006	(18,282)	(232,245)	697
Net increase (decrease) in net assets from operations	(9,601)	3,460	326,097	454,684	5,065	90,045	9,006	(27,748)	705
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	5,220	(1)	401,522	306,438	—	111,281	(1)	4,470	—
Contract redemptions	(433)	(100)	(692,368)	(530,170)	(1,216)	(37,523)	(2,717)	(57,413)	(76)
Net transfers	14,364	(16,760)	(4,906,728)	(6,710,828)	—	887,604	(361,761)	(96,360)	—
Net increase (decrease) in net assets from contract owners' transactions	19,151	(16,861)	(5,197,574)	(6,934,560)	(1,216)	961,362	(364,479)	(149,303)	(76)
Net increase (decrease) in net assets	9,550	(13,401)	(4,871,477)	(6,479,876)	3,849	1,051,407	(355,473)	(177,051)	629
Net assets, beginning of period	6,413	58,252	15,354,356	7,228,274	54,383	918,886	376,162	968,919	4,594
Net assets, end of period	$15,963	$44,851	$10,482,879	$748,398	$58,232	$1,970,293	$20,689	$791,868	$5,223

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2014

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	VT STYLEPLUS LARGE GROWTH	VT STYLEPLUS MID GROWTH	VT STYLEPLUS SMALL GROWTH	VT U.S. TOTAL RETURN BOND	VT WORLD EQUITY INCOME
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$13
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	—	—	—	—	13
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	90,958	137,078	3,185	276,828	1,885
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	90,958	137,078	3,185	276,828	1,885
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	41,581	(48,341)	(3,062)	148,006	(15,313)
Net increase (decrease) in net assets from operations	$132,539	$88,737	$123	$424,834	$(13,415)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	VT STYLEPLUS LARGE GROWTH	VT STYLEPLUS MID GROWTH	VT STYLEPLUS SMALL GROWTH	VT U.S. TOTAL RETURN BOND	VT WORLD EQUITY INCOME
Changes from operations:
Net investment income (expense)	$—	$—	$—	$—	$13
Net realized gain (loss) on investments in portfolio shares	90,958	137,078	3,185	276,828	1,885
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	41,581	(48,341)	(3,062)	148,006	(15,313)
Net increase (decrease) in net assets from operations	132,539	88,737	123	424,834	(13,415)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	67,736	70,926	(1)	577,149	21,763
Contract redemptions	(21,384)	(9,044)	(29)	(831,131)	(10,520)
Net transfers	149,480	47,725	(15,101)	14,487,953	218,011
Net increase (decrease) in net assets from contract owners' transactions	195,832	109,607	(15,131)	14,233,971	229,254
Net increase (decrease) in net assets	328,371	198,344	(15,008)	14,658,805	215,839
Net assets, beginning of period	763,555	618,409	18,457	2,233,612	120,283
Net assets, end of period	$1,091,926	$816,753	$3,449	$16,892,417	$336,122

The accompanying notes are an integral part of these financial statements.

	INVESCO VARIABLE INSURANCE FUNDS
	BALANCED- RISK ALLOCATION	COMSTOCK	CORE EQUITY	DIVERSIFIED DIVIDEND	EQUITY AND INCOME	GLOBAL HEALTH CARE	GLOBAL REAL ESTATE	GOVERNMENT SECURITIES	GROWTH AND INCOME
Investment income:
Income dividends from investments in portfolio shares	$—	$69,815	$9,758	$52,593	$97,223	$—	$106,126	$410,692	$40,197
Expenses:
Mortality and expense risk fees	—	—	—	—	—	34	886	—	—
Net investment income (expense)	—	69,815	9,758	52,593	97,223	(34)	105,240	410,692	40,197
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	44,060	409,522	95,700	390,044	104,326	182,302	221,222	(256,327)	234,000
Net realized short-term capital gain distributions from investments in portfolio shares	142,965	—	—	—	—	12,949	—	—	18,403
Net realized long-term capital gain distributions from investments in portfolio shares	116,585	—	5,448	—	262,795	120,675	—	—	243,000
Net realized gain (loss) on investments in portfolio shares	303,610	409,522	101,148	390,044	367,121	315,926	221,222	(256,327)	495,403
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(91,525)	(209,837)	(27,551)	(38,527)	(149,153)	22,516	447,500	63,383	(319,534)
Net increase (decrease) in net assets from operations	$212,085	$269,500	$83,355	$404,110	$315,191	$338,408	$773,962	$217,748	$216,066

	INVESCO VARIABLE INSURANCE FUNDS
	BALANCED- RISK ALLOCATION	COMSTOCK	CORE EQUITY	DIVERSIFIED DIVIDEND	EQUITY AND INCOME	GLOBAL HEALTH CARE	GLOBAL REAL ESTATE	GOVERNMENT SECURITIES	GROWTH AND INCOME
Changes from operations:
Net investment income (expense)	$—	$69,815	$9,758	$52,593	$97,223	$(34)	$105,240	$410,692	$40,197
Net realized gain (loss) on investments in portfolio shares	303,610	409,522	101,148	390,044	367,121	315,926	221,222	(256,327)	495,403
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(91,525)	(209,837)	(27,551)	(38,527)	(149,153)	22,516	447,500	63,383	(319,534)
Net increase (decrease) in net assets from operations	212,085	269,500	83,355	404,110	315,191	338,408	773,962	217,748	216,066
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	162,046	660,537	41,646	144,327	382,597	13,388	301,213	370,853	268,004
Contract redemptions	(601,524)	(249,421)	(17,645)	(231,871)	(489,550)	(128,550)	(182,829)	(1,452,795)	(168,992)
Net transfers	447,494	137,141	71,731	1,711,594	3,402,785	3,199,629	2,290,621	3,208,491	(455,777)
Net increase (decrease) in net assets from contract owners' transactions	8,016	548,257	95,732	1,624,050	3,295,832	3,084,467	2,409,005	2,126,549	(356,765)
Net increase (decrease) in net assets	220,101	817,757	179,087	2,028,160	3,611,023	3,422,875	3,182,967	2,344,297	(140,699)
Net assets, beginning of period	4,730,696	3,532,482	990,291	3,163,068	2,486,714	923,860	4,494,818	1,587,422	2,433,812
Net assets, end of period	$4,950,797	$4,350,239	$1,169,378	$5,191,228	$6,097,737	$4,346,735	$7,677,785	$3,931,719	$2,293,113

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2014

	INVESCO VARIABLE INSURANCE FUNDS (continued)					INVESCO VARIABLE INSURANCE FUNDS (continued)
	HIGH YIELD	INTERNATIONAL GROWTH	MID CAP CORE EQUITY	MONEY MARKET	TECHNOLOGY	VALUE OPPORTUNITIES
Investment income:
Income dividends from investments in portfolio shares	$764,657	$105,814	$—	$26,527	$—	$3,107
Expenses:
Mortality and expense risk fees	11	—	—	345	—	—
Net investment income (expense)	764,646	105,814	—	26,182	—	3,107
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(539,406)	522,639	(55,868)	—	83,907	29,562
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	113,689	—	581	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	301,769	—	13,576	—
Net realized gain (loss) on investments in portfolio shares	(539,406)	522,639	359,590	—	98,064	29,562
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(194,358)	(618,574)	(363,482)	—	(11,071)	(25,999)
Net increase (decrease) in net assets from operations	$30,882	$9,879	$(3,892)	$26,182	$86,993	$6,670

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	INVESCO VARIABLE INSURANCE FUNDS (continued)					INVESCO VARIABLE INSURANCE FUNDS (continued)
	HIGH YIELD	INTERNATIONAL GROWTH	MID CAP CORE EQUITY	MONEY MARKET	TECHNOLOGY	VALUE OPPORTUNITIES
Changes from operations:
Net investment income (expense)	$764,646	$105,814	$—	$26,182	$—	$3,107
Net realized gain (loss) on investments in portfolio shares	(539,406)	522,639	359,590	—	98,064	29,562
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(194,358)	(618,574)	(363,482)	—	(11,071)	(25,999)
Net increase (decrease) in net assets from operations	30,882	9,879	(3,892)	26,182	86,993	6,670
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	197,933	399,619	174,818	603,000,553	4	16,002
Contract redemptions	(716,287)	(263,607)	(84,711)	(66,301,335)	(282,767)	(37,832)
Net transfers	7,775	(474,867)	785,807	(395,635,776)	689,781	(11,995)
Net increase (decrease) in net assets from contract owners' transactions	(510,579)	(338,855)	875,914	141,063,442	407,018	(33,825)
Net increase (decrease) in net assets	(479,697)	(328,976)	872,022	141,089,624	494,011	(27,155)
Net assets, beginning of period	5,965,815	6,850,076	1,601,667	139,965,170	282,402	168,640
Net assets, end of period	$5,486,118	$6,521,100	$2,473,689	$281,054,794	$776,413	$141,485

The accompanying notes are an integral part of these financial statements.

	IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
	ASSET STRATEGY	BALANCED	BOND	DIVIDEND OPPORTUNITIES	ENERGY	GLOBAL BOND	GLOBAL NATURAL RESOURCES	GROWTH
Investment income:
Income dividends from investments in portfolio shares	$78,151	$24,491	$65,895	$3,008	$—	$15,400	$—	$166
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—
Net investment income (expense)	78,151	24,491	65,895	3,008	—	15,400	—	166
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	727,215	65,977	(80,802)	7,449	189,393	(36,111)	164,118	9,568
Net realized short-term capital gain distributions from investments in portfolio shares	—	25,937	—	1,779	4,587	—	—	622
Net realized long-term capital gain distributions from investments in portfolio shares	2,071,512	194,210	52,109	18,404	68,340	—	—	6,768
Net realized gain (loss) on investments in portfolio shares	2,798,727	286,124	(28,693)	27,632	262,320	(36,111)	164,118	16,958
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(3,803,424)	(16,891)	(14,554)	(5,859)	(564,794)	(17,489)	(278,339)	(10,438)
Net increase (decrease) in net assets from operations	$(926,546)	$293,724	$22,648	$24,781	$(302,474)	$(38,200)	$(114,221)	$6,686

	IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
	ASSET STRATEGY	BALANCED	BOND	DIVIDEND OPPORTUNITIES	ENERGY	GLOBAL BOND	GLOBAL NATURAL RESOURCES	GROWTH
Changes from operations:
Net investment income (expense)	$78,151	$24,491	$65,895	$3,008	$—	$15,400	$—	$166
Net realized gain (loss) on investments in portfolio shares	2,798,727	286,124	(28,693)	27,632	262,320	(36,111)	164,118	16,958
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(3,803,424)	(16,891)	(14,554)	(5,859)	(564,794)	(17,489)	(278,339)	(10,438)
Net increase (decrease) in net assets from operations	(926,546)	293,724	22,648	24,781	(302,474)	(38,200)	(114,221)	6,686
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	536,738	165,048	35,606	2	183,437	1,419	44,093	—
Contract redemptions	(1,304,461)	(375,215)	(51,517)	(11,080)	(73,691)	(100,168)	(71,910)	(4,418)
Net transfers	643,682	7,002,053	267,020	(26,816)	580,352	338,720	88,688	(68,702)
Net increase (decrease) in net assets from contract owners' transactions	(124,041)	6,791,886	251,109	(37,894)	690,098	239,971	60,871	(73,120)
Net increase (decrease) in net assets	(1,050,587)	7,085,610	273,757	(13,113)	387,624	201,771	(53,350)	(66,434)
Net assets, beginning of period	15,346,004	1,589,190	334,270	270,334	1,715,764	269,981	1,011,926	110,788
Net assets, end of period	$14,295,417	$8,674,800	$608,027	$257,221	$2,103,388	$471,752	$958,576	$44,354

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2014

	IVY FUNDS VARIABLE INSURANCE PORTFOLIOS (continued)
	HIGH INCOME	LIMITED TERM BOND	MID CAP GROWTH	SCIENCE AND TECHNOLOGY	VALUE
Investment income:
Income dividends from investments in portfolio shares	$1,542,071	$4,010	$—	$—	$9,307
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	1,542,071	4,010	—	—	9,307
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	613,969	(308)	185,653	491,350	98,359
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	73,146	—	26,072
Net realized long-term capital gain distributions from investments in portfolio shares	232,647	934	151,815	549,968	86,544
Net realized gain (loss) on investments in portfolio shares	846,616	626	410,614	1,041,318	210,975
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,479,145)	579	(101,116)	(881,087)	(119,696)
Net increase (decrease) in net assets from operations	$909,542	$5,215	$309,498	$160,231	$100,586

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	IVY FUNDS VARIABLE INSURANCE PORTFOLIOS (continued)
	HIGH INCOME	LIMITED TERM BOND	MID CAP GROWTH	SCIENCE AND TECHNOLOGY	VALUE
Changes from operations:
Net investment income (expense)	$1,542,071	$4,010	$—	$—	$9,307
Net realized gain (loss) on investments in portfolio shares	846,616	626	410,614	1,041,318	210,975
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,479,145)	579	(101,116)	(881,087)	(119,696)
Net increase (decrease) in net assets from operations	909,542	5,215	309,498	160,231	100,586
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	736,627	11,826	321,944	319,913	99,873
Contract redemptions	(1,587,969)	(51,444)	(226,315)	(607,837)	(72,172)
Net transfers	(37,214,391)	373,064	204,731	(461,193)	(498,550)
Net increase (decrease) in net assets from contract owners' transactions	(38,065,733)	333,446	300,360	(749,117)	(470,849)
Net increase (decrease) in net assets	(37,156,191)	338,661	609,858	(588,886)	(370,263)
Net assets, beginning of period	50,794,049	585,358	3,616,853	6,852,165	1,586,573
Net assets, end of period	$13,637,858	$924,019	$4,226,711	$6,263,279	$1,216,310

The accompanying notes are an integral part of these financial statements.

	JANUS ASPEN SERIES-INSTITUTIONAL							JANUS ASPEN SERIES-SERVICE
	BALANCED	ENTERPRISE	FORTY	GLOBAL RESEARCH	JANUS	OVERSEAS	PERKINS MID CAP VALUE	FLEXIBLE BOND	GLOBAL TECHNOLOGY
Investment income:
Income dividends from investments in portfolio shares	$290,807	$9,848	$3,642	$12,192	$3,104	$294,075	$281,302	$187,676	$—
Expenses:
Mortality and expense risk fees	—	1,068	—	562	351	11	—	—	—
Net investment income (expense)	290,807	8,780	3,642	11,630	2,753	294,064	281,302	187,676	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	171,367	899,831	221,291	118,047	235,753	173,948	321,301	21,014	4,038
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	387,209	421,389	674,126	—	62,738	353,716	619,179	—	8,613
Net realized gain (loss) on investments in portfolio shares	558,576	1,321,220	895,417	118,047	298,491	527,664	940,480	21,014	12,651
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	509,703	(390,709)	(712,781)	(52,269)	(196,901)	(1,425,021)	(563,814)	(5,712)	(5,318)
Net increase (decrease) in net assets from operations	$1,359,086	$939,291	$186,278	$77,408	$104,343	$(603,293)	$657,968	$202,978	$7,333
	JANUS ASPEN SERIES-INSTITUTIONAL							JANUS ASPEN SERIES-SERVICE
	BALANCED	ENTERPRISE	FORTY	GLOBAL RESEARCH	JANUS	OVERSEAS	PERKINS MID CAP VALUE	FLEXIBLE BOND	GLOBAL TECHNOLOGY
Changes from operations:
Net investment income (expense)	$290,807	$8,780	$3,642	$11,630	$2,753	$294,064	$281,302	$187,676	$—
Net realized gain (loss) on investments in portfolio shares	558,576	1,321,220	895,417	118,047	298,491	527,664	940,480	21,014	12,651
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	509,703	(390,709)	(712,781)	(52,269)	(196,901)	(1,425,021)	(563,814)	(5,712)	(5,318)
Net increase (decrease) in net assets from operations	1,359,086	939,291	186,278	77,408	104,343	(603,293)	657,968	202,978	7,333
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	984,183	67,248	48,032	1,070	(1)	431,230	98,186	1,269,689	(2)
Contract redemptions	(628,124)	(244,687)	(151,818)	(84,857)	(36,671)	(281,545)	(378,170)	(671,038)	(1,009)
Net transfers	7,184,260	2,860,116	(400,503)	(223,847)	(176,691)	(589,459)	415,760	8,388,705	12,571
Net increase (decrease) in net assets from contract owners' transactions	7,540,319	2,682,677	(504,289)	(307,634)	(213,363)	(439,774)	135,776	8,987,356	11,560
Net increase (decrease) in net assets	8,899,405	3,621,968	(318,011)	(230,226)	(109,020)	(1,043,067)	793,744	9,190,334	18,893
Net assets, beginning of period	12,368,232	5,556,716	2,547,009	1,218,023	1,047,196	5,504,324	7,493,917	1,897,844	143,524
Net assets, end of period	$21,267,637	$9,178,684	$2,228,998	$987,797	$938,176	$4,461,257	$8,287,661	$11,088,178	$162,417

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2014

	JANUS ASPEN SERIES SERVICE (continued)	LAZARD RETIREMENT SERIES				LAZARD RETIREMENT SERIES (continued)
	GLOBAL ALLOCATION MODERATE	EMERGING MARKETS EQUITY	INTERNATIONAL EQUITY	GLOBAL DYNAMIC MULTI ASSET (k)*	US SMALL-MID CAP EQUITY	US STRATEGIC EQUITY
Investment income:
Income dividends from investments in portfolio shares	$529	$431,436	$128,395	$7,436	$—	$4,000
Expenses:
Mortality and expense risk fees	—	—	—	—	27	—
Net investment income (expense)	529	431,436	128,395	7,436	(27)	4,000
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	2	321,527	304,817	21,790	(31,921)	16,270
Net realized short-term capital gain distributions from investments in portfolio shares	—	2,361	—	37,376	123,235	7,418
Net realized long-term capital gain distributions from investments in portfolio shares	397	230,294	—	37,988	169,424	68,895
Net realized gain (loss) on investments in portfolio shares	399	554,182	304,817	97,154	260,738	92,583
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(326)	(2,193,173)	(801,830)	(71,510)	(83,352)	(51,332)
Net increase (decrease) in net assets from operations	$602	$(1,207,555)	$(368,618)	$33,080	$177,359	$45,251

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	JANUS ASPEN SERIES SERVICE (continued)	LAZARD RETIREMENT SERIES				LAZARD RETIREMENT SERIES (continued)
	GLOBAL ALLOCATION MODERATE	EMERGING MARKETS EQUITY	INTERNATIONAL EQUITY	GLOBAL DYNAMIC MULTI ASSET (k)*	US SMALL-MID CAP EQUITY	US STRATEGIC EQUITY
Changes from operations:
Net investment income (expense)	$529	$431,436	$128,395	$7,436	$(27)	$4,000
Net realized gain (loss) on investments in portfolio shares	399	554,182	304,817	97,154	260,738	92,583
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(326)	(2,193,173)	(801,830)	(71,510)	(83,352)	(51,332)
Net increase (decrease) in net assets from operations	602	(1,207,555)	(368,618)	33,080	177,359	45,251
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	646,296	292,237	151,252	176,756	(2)
Contract redemptions	(24)	(1,219,134)	(173,234)	(297,081)	(414,913)	(8,117)
Net transfers	—	5,473,387	3,370,596	332,102	1,248,825	403,306
Net increase (decrease) in net assets from contract owners' transactions	(24)	4,900,549	3,489,599	186,273	1,010,668	395,187
Net increase (decrease) in net assets	578	3,692,994	3,120,981	219,353	1,188,027	440,438
Net assets, beginning of period	18,697	20,258,222	5,171,801	1,113,370	793,703	306,285
Net assets, end of period	$19,275	$23,951,216	$8,292,782	$1,332,723	$1,981,730	$746,723

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	LEGG MASON PARTNERS VARIABLE EQUITY TRUST							LEGG MASON PARTNERS VARIABLE INCOME TRUST
	BW ABSOLUTE RETURN OPPORTUNITIES (b)*	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE ALL CAP VALUE (l)*	CLEARBRIDGE DIVIDEND STRATEGY (af)*	CLEARBRIDGE LARGE CAP GROWTH	CLEARBRIDGE SMALL CAP GROWTH	QS DYNAMIC MULTI- STRATEGY (m)*	WESTERN ASSET GLOBAL HIGH YIELD BOND
Investment income:
Income dividends from investments in portfolio shares	$15,637	$23,256	$833	$75,480	$10,758	$—	$19,241	$226,526
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—
Net investment income (expense)	15,637	23,256	833	75,480	10,758	—	19,241	226,526
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	242	1,700,407	182,611	614,927	47,126	113,073	11,827	(54,786)
Net realized short-term capital gain distributions from investments in portfolio shares	6,865	3,821	—	—	28,995	31,057	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	11,069	854,447	11,626	—	242,753	218,742	13,470	—
Net realized gain (loss) on investments in portfolio shares	18,176	2,558,675	194,237	614,927	318,874	362,872	25,297	(54,786)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(35,183)	(510,085)	(132,096)	(272,356)	(127,959)	(532,407)	24,880	(136,377)
Net increase (decrease) in net assets from operations	$(1,370)	$2,071,846	$62,974	$418,051	$201,673	$(169,535)	$69,418	$35,363

	LEGG MASON PARTNERS VARIABLE EQUITY TRUST							LEGG MASON PARTNERS VARIABLE INCOME TRUST
	BW ABSOLUTE RETURN OPPORTUNITIES (b)*	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE ALL CAP VALUE (l)*	CLEARBRIDGE DIVIDEND STRATEGY (af)*	CLEARBRIDGE LARGE CAP GROWTH	CLEARBRIDGE SMALL CAP GROWTH	QS DYNAMIC MULTI- STRATEGY (m)*	WESTERN ASSET GLOBAL HIGH YIELD BOND
Changes from operations:
Net investment income (expense)	$15,637	$23,256	$833	$75,480	$10,758	$—	$19,241	$226,526
Net realized gain (loss) on investments in portfolio shares	18,176	2,558,675	194,237	614,927	318,874	362,872	25,297	(54,786)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(35,183)	(510,085)	(132,096)	(272,356)	(127,959)	(532,407)	24,880	(136,377)
Net increase (decrease) in net assets from operations	(1,370)	2,071,846	62,974	418,051	201,673	(169,535)	69,418	35,363
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	(1)	415,638	3,004	275,563	58,020	94,303	59,360	159,573
Contract redemptions	(7,784)	(516,779)	(39,405)	(74,619)	(45,552)	(92,032)	(116,912)	(100,236)
Net transfers	554,949	4,272,531	(933,882)	(385,377)	128,093	(2,169,059)	606,402	(2,551,201)
Net increase (decrease) in net assets from contract owners' transactions	547,164	4,171,390	(970,283)	(184,433)	140,561	(2,166,788)	548,850	(2,491,864)
Net increase (decrease) in net assets	545,794	6,243,236	(907,309)	233,618	342,234	(2,336,323)	618,268	(2,456,501)
Net assets, beginning of period	—	8,252,965	907,309	3,295,279	1,942,305	4,727,414	912,604	5,380,748
Net assets, end of period	$545,794	$14,496,201	$—	$3,528,897	$2,284,539	$2,391,091	$1,530,872	$2,924,247

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2014

	LEGG MASON PARTNERS VARIABLE INCOME TRUST (continued)	LORD ABBETT SERIES FUND				LORD ABBETT SERIES FUND (continued)
	WESTERN ASSET STRATEGIC BOND (n)*	BOND DEBENTURE	CALIBRATED DIVIDEND GROWTH	CLASSIC STOCK	GROWTH AND INCOME	INTERNATIONAL OPPORTUNITIES	MERGER FUND VL
Investment income:
Income dividends from investments in portfolio shares	$3,729	$822,456	$12,916	$1,311	$21,397	$30,916	$160,657
Expenses:
Mortality and expense risk fees	7	—	—	—	552	—	—
Net investment income (expense)	3,722	822,456	12,916	1,311	20,845	30,916	160,657
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(10,401)	416,904	70,830	34,257	315,890	(13,304)	73,930
Net realized short-term capital gain distributions from investments in portfolio shares	—	45,635	28,548	—	—	121,511	64,508
Net realized long-term capital gain distributions from investments in portfolio shares	—	411,865	79,289	21,919	—	200,466	—
Net realized gain (loss) on investments in portfolio shares	(10,401)	874,404	178,667	56,176	315,890	308,673	138,438
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	16,450	(928,368)	(82,290)	(40,005)	(128,453)	(489,862)	(165,956)
Net increase (decrease) in net assets from operations	$9,771	$768,492	$109,293	$17,482	$208,282	$(150,273)	$133,139

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	LEGG MASON PARTNERS VARIABLE INCOME TRUST (continued)	LORD ABBETT SERIES FUND				LORD ABBETT SERIES FUND (continued)
	WESTERN ASSET STRATEGIC BOND (n)*	BOND DEBENTURE	CALIBRATED DIVIDEND GROWTH	CLASSIC STOCK	GROWTH AND INCOME	INTERNATIONAL OPPORTUNITIES	MERGER FUND VL
Changes from operations:
Net investment income (expense)	$3,722	$822,456	$12,916	$1,311	$20,845	$30,916	$160,657
Net realized gain (loss) on investments in portfolio shares	(10,401)	874,404	178,667	56,176	315,890	308,673	138,438
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	16,450	(928,368)	(82,290)	(40,005)	(128,453)	(489,862)	(165,956)
Net increase (decrease) in net assets from operations	9,771	768,492	109,293	17,482	208,282	(150,273)	133,139
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	1,205,395	2,000	94,174	115,495	47,634	594,752
Contract redemptions	(3,162)	(954,729)	(16,498)	(4,638)	(33,248)	(66,920)	(686,310)
Net transfers	(572,748)	3,916,981	(203,597)	(249,265)	(118,347)	(28,644)	2,154,554
Net increase (decrease) in net assets from contract owners' transactions	(575,910)	4,167,647	(218,095)	(159,729)	(36,100)	(47,930)	2,062,996
Net increase (decrease) in net assets	(566,139)	4,936,139	(108,802)	(142,247)	172,182	(198,203)	2,196,135
Net assets, beginning of period	566,139	14,708,471	1,029,414	333,516	2,936,364	2,386,387	10,280,969
Net assets, end of period	$—	$19,644,610	$920,612	$191,269	$3,108,546	$2,188,184	$12,477,104

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	NATIONWIDE VARIABLE INSURANCE TRUST					NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
	BOND INDEX	INTERNATIONAL INDEX	MID CAP INDEX	S&P 500 INDEX	SMALL CAP INDEX	LARGE CAP VALUE	MID-CAP GROWTH
Investment income:
Income dividends from investments in portfolio shares	$58,446	$221,558	$68,577	$201,667	$68,998	$12,733	$—
Expenses:
Mortality and expense risk fees	846	2,623	1,280	1,676	2,280	98	—
Net investment income (expense)	57,600	218,935	67,297	199,991	66,718	12,635	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(34,564)	196,013	170,803	898,542	366,880	155,831	(136,731)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	14,322	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	263,800	—	274,734	—	874,273
Net realized gain (loss) on investments in portfolio shares	(34,564)	196,013	448,925	898,542	641,614	155,831	737,542
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	62,509	(854,551)	(26,157)	(323,219)	(379,375)	(28,004)	(585,338)
Net increase (decrease) in net assets from operations	$85,545	$(439,603)	$490,065	$775,314	$328,957	$140,462	$152,204

	NATIONWIDE VARIABLE INSURANCE TRUST					NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
	BOND INDEX	INTERNATIONAL INDEX	MID CAP INDEX	S&P 500 INDEX	SMALL CAP INDEX	LARGE CAP VALUE	MID-CAP GROWTH
Changes from operations:
Net investment income (expense)	$57,600	$218,935	$67,297	$199,991	$66,718	$12,635	$—
Net realized gain (loss) on investments in portfolio shares	(34,564)	196,013	448,925	898,542	641,614	155,831	737,542
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	62,509	(854,551)	(26,157)	(323,219)	(379,375)	(28,004)	(585,338)
Net increase (decrease) in net assets from operations	85,545	(439,603)	490,065	775,314	328,957	140,462	152,204
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	28,884	255,025	111,574	190,030	437,197	(1,883)	61,814
Contract redemptions	(303,809)	(472,855)	(61,694)	(1,524,058)	(602,439)	(129,922)	(48,864)
Net transfers	1,060,473	3,314,328	814,620	6,020,500	2,735,267	294,833	1,603,139
Net increase (decrease) in net assets from contract owners' transactions	785,548	3,096,498	864,500	4,686,472	2,570,025	163,028	1,616,089
Net increase (decrease) in net assets	871,093	2,656,895	1,354,565	5,461,786	2,898,982	303,490	1,768,293
Net assets, beginning of period	1,569,054	4,353,911	4,544,394	5,515,583	3,670,943	1,252,743	988,443
Net assets, end of period	$2,440,147	$7,010,806	$5,898,959	$10,977,369	$6,569,925	$1,556,233	$2,756,736

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2014

	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)				NORTHERN LIGHTS VARIABLE TRUST
	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	SMALL-CAP GROWTH	SOCIALLY RESPONSIVE	7TWELVE BALANCED
Investment income:
Income dividends from investments in portfolio shares	$14,736	$67,445	$—	$8,992	$2,120
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	14,736	67,445	—	8,992	2,120
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	146,753	(22,258)	23,283	166,714	10,935
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	68,073	—	1,409
Net realized long-term capital gain distributions from investments in portfolio shares	39,034	—	26,891	—	—
Net realized gain (loss) on investments in portfolio shares	185,787	(22,258)	118,247	166,714	12,344
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(50,850)	(23,344)	(139,692)	68,456	(25,244)
Net increase (decrease) in net assets from operations	$149,673	$21,843	$(21,445)	$244,162	$(10,780)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)				NORTHERN LIGHTS VARIABLE TRUST
	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	SMALL-CAP GROWTH	SOCIALLY RESPONSIVE	7TWELVE BALANCED
Changes from operations:
Net investment income (expense)	$14,736	$67,445	$—	$8,992	$2,120
Net realized gain (loss) on investments in portfolio shares	185,787	(22,258)	118,247	166,714	12,344
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(50,850)	(23,344)	(139,692)	68,456	(25,244)
Net increase (decrease) in net assets from operations	149,673	21,843	(21,445)	244,162	(10,780)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	31,533	57,782	(50,114)	22,427	42,716
Contract redemptions	(99,116)	(197,730)	(393,616)	(84,693)	(136,826)
Net transfers	(428,088)	1,000,030	53,696	1,302,981	289,650
Net increase (decrease) in net assets from contract owners' transactions	(495,671)	860,082	(390,034)	1,240,715	195,540
Net increase (decrease) in net assets	(345,998)	881,925	(411,479)	1,484,877	184,760
Net assets, beginning of period	1,534,169	3,085,214	1,722,407	2,286,309	541,840
Net assets, end of period	$1,188,171	$3,967,139	$1,310,928	$3,771,186	$726,600

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	ADAPTIVE ALLOCATION	BCM DECATHLON AGGRESSIVE (o)*	BCM DECATHLON CONSERVATIVE (o)*	BCM DECATHLON MODERATE (o)*	CHANGING PARAMETERS	INNEALTA COUNTRY ROTATION (p)*	INNEALTA SECTOR ROTATION (p)*	JNF DYNASTY LIQUID ALTERNATIVES (q)*	JNF SSgA RETIREMENT INCOME (r)*
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$291,651	$3,800	$2,726	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	—	—	—	—	291,651	3,800	2,726	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(2,092)	103,343	18,258	272,480	(11,521)	3,559	(18,314)	—	(12,647)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	4,157	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	114	—	—	—
Net realized gain (loss) on investments in portfolio shares	(2,092)	103,343	18,258	272,480	(11,521)	7,830	(18,314)	—	(12,647)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(135)	(111,846)	13,018	(285,960)	(61,175)	718	4,829	14	108,681
Net increase (decrease) in net assets from operations	$(2,227)	$(8,503)	$31,276	$(13,480)	$218,955	$12,348	$(10,759)	$14	$96,034

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	ADAPTIVE ALLOCATION	BCM DECATHLON AGGRESSIVE (o)*	BCM DECATHLON CONSERVATIVE (o)*	BCM DECATHLON MODERATE (o)*	CHANGING PARAMETERS	INNEALTA COUNTRY ROTATION (p)*	INNEALTA SECTOR ROTATION (p)*	JNF DYNASTY LIQUID ALTERNATIVES (q)*	JNF SSgA RETIREMENT INCOME (r)*
Changes from operations:
Net investment income (expense)	$—	$—	$—	$—	$291,651	$3,800	$2,726	$—	$—
Net realized gain (loss) on investments in portfolio shares	(2,092)	103,343	18,258	272,480	(11,521)	7,830	(18,314)	—	(12,647)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(135)	(111,846)	13,018	(285,960)	(61,175)	718	4,829	14	108,681
Net increase (decrease) in net assets from operations	(2,227)	(8,503)	31,276	(13,480)	218,955	12,348	(10,759)	14	96,034
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1	—	2,153	1,077	(62)	—	3,302	1,400	591,073
Contract redemptions	(799)	(227)	(8,035)	(10,753)	(664,373)	(1,335)	(48,251)	(3)	(329,326)
Net transfers	(40,313)	(1,699,435)	(5,035,248)	(5,754,160)	191,966	(252,866)	(85,172)	8,569	5,797,739
Net increase (decrease) in net assets from contract owners' transactions	(41,111)	(1,699,662)	(5,041,130)	(5,763,836)	(472,469)	(254,201)	(130,121)	9,966	6,059,486
Net increase (decrease) in net assets	(43,338)	(1,708,165)	(5,009,854)	(5,777,316)	(253,514)	(241,853)	(140,880)	9,980	6,155,520
Net assets, beginning of period	190,329	1,708,165	5,009,854	5,777,316	15,349,160	241,853	140,880	—	—
Net assets, end of period	$146,991	$—	$—	$—	$15,095,646	$—	$—	$9,980	$6,155,520

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2014

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	JNF SSgA SECTOR ROTATION (s)*	JNF SSgA TACTICAL ALLOCATION (t)*	MARINER MANAGED FUTURES STRATEGY (u)*	POWER INCOME	PROBABILITIES
Investment income:
Income dividends from investments in portfolio shares	$7,855	$12,326	$—	$67,922	$—
Expenses:
Mortality and expense risk fees	1,889	718	—	—	—
Net investment income (expense)	5,966	11,608	—	67,922	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	238,304	29,656	(28,309)	28,721	307,260
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	22,313	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	35,720	—	7,450	—
Net realized gain (loss) on investments in portfolio shares	238,304	65,376	(28,309)	58,484	307,260
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(48,616)	(40,135)	821,084	(145,282)	1,135,746
Net increase (decrease) in net assets from operations	$195,654	$36,849	$792,775	$(18,876)	$1,443,006

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	JNF SSgA SECTOR ROTATION (s)*	JNF SSgA TACTICAL ALLOCATION (t)*	MARINER MANAGED FUTURES STRATEGY (u)*	POWER INCOME	PROBABILITIES
Changes from operations:
Net investment income (expense)	$5,966	$11,608	$—	$67,922	$—
Net realized gain (loss) on investments in portfolio shares	238,304	65,376	(28,309)	58,484	307,260
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(48,616)	(40,135)	821,084	(145,282)	1,135,746
Net increase (decrease) in net assets from operations	195,654	36,849	792,775	(18,876)	1,443,006
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	20,298	33,650	5,001,301	(1)	1,473,481
Contract redemptions	(134,831)	(60,673)	(6,821)	(1,261,211)	(4,412,525)
Net transfers	245,330	163,023	(99,967)	(102,701)	(2,683,337)
Net increase (decrease) in net assets from contract owners' transactions	130,797	136,000	4,894,513	(1,363,913)	(5,622,381)
Net increase (decrease) in net assets	326,451	172,849	5,687,288	(1,382,789)	(4,179,375)
Net assets, beginning of period	1,877,539	651,941	506,548	3,346,357	37,586,493
Net assets, end of period	$2,203,990	$824,790	$6,193,836	$1,963,568	$33,407,118

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	TOPS AGGRESSIVE GROWTH ETF CLASS 1	TOPS BALANCED ETF CLASS 1	TOPS BALANCED ETF CLASS 2	TOPS CONSERVATIVE ETF CLASS 1 (v)*	TOPS CONSERVATIVE ETF CLASS 2 (v)*	TOPS GROWTH ETF CLASS 1	TOPS GROWTH ETF CLASS 2	TOPS MANAGED RISK BALANCED ETF CLASS 1	TOPS MANAGED RISK BALANCED ETF CLASS 2
Investment income:
Income dividends from investments in portfolio shares	$850	$399	$791	$324	$7,783	$11,826	$784	$65,910	$3,619
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	321	—
Net investment income (expense)	850	399	791	324	7,783	11,826	784	65,589	3,619
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	15	(619)	17	1,067	531	1,079	3,754	277,313	4,314
Net realized short-term capital gain distributions from investments in portfolio shares	90	495	1,083	370	10,377	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	1,757	415	907	387	10,879	8,537	637	44,006	2,920
Net realized gain (loss) on investments in portfolio shares	1,862	291	2,007	1,824	21,787	9,616	4,391	321,319	7,234
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,540	(1,629)	(1,133)	(2,553)	(10,617)	11,122	(2,775)	(208,042)	13,133
Net increase (decrease) in net assets from operations	$4,252	$(939)	$1,665	$(405)	$18,953	$32,564	$2,400	$178,866	$23,986

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	TOPS AGGRESSIVE GROWTH ETF CLASS 1	TOPS BALANCED ETF CLASS 1	TOPS BALANCED ETF CLASS 2	TOPS CONSERVATIVE ETF CLASS 1 (v)*	TOPS CONSERVATIVE ETF CLASS 2 (v)*	TOPS GROWTH ETF CLASS 1	TOPS GROWTH ETF CLASS 2	TOPS MANAGED RISK BALANCED ETF CLASS 1	TOPS MANAGED RISK BALANCED ETF CLASS 2
Changes from operations:
Net investment income (expense)	$850	$399	$791	$324	$7,783	$11,826	$784	$65,589	$3,619
Net realized gain (loss) on investments in portfolio shares	1,862	291	2,007	1,824	21,787	9,616	4,391	321,319	7,234
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,540	(1,629)	(1,133)	(2,553)	(10,617)	11,122	(2,775)	(208,042)	13,133
Net increase (decrease) in net assets from operations	4,252	(939)	1,665	(405)	18,953	32,564	2,400	178,866	23,986
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	(1)	—	1	—	232,588	214	—	330,001	9,999
Contract redemptions	(256)	(152)	(525)	(4,341)	(17,412)	2,244	(18,732)	(844,993)	(8,197)
Net transfers	5,000	23,982	—	2,207	1,243,634	—	—	(1,045,982)	1,290,255
Net increase (decrease) in net assets from contract owners' transactions	4,743	23,830	(524)	(2,134)	1,458,810	2,458	(18,732)	(1,560,974)	1,292,057
Net increase (decrease) in net assets	8,995	22,891	1,141	(2,539)	1,477,763	35,022	(16,332)	(1,382,108)	1,316,043
Net assets, beginning of period	74,168	—	47,330	66,051	433,126	823,550	79,475	6,630,691	290,868
Net assets, end of period	$83,163	$22,891	$48,471	$63,512	$1,910,889	$858,572	$63,143	$5,248,583	$1,606,911

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2014

	NORTHERN LIGHTS VARIABLE TRUST (continued)					NORTHERN LIGHTS VARIABLE TRUST (continued)
	TOPS MANAGED RISK GROWTH ETF CLASS 1	TOPS MANAGED RISK GROWTH ETF CLASS 2	TOPS MANAGED RISK MOD GROWTH ETF CLASS 1	TOPS MANAGED RISK MOD GROWTH ETF CLASS 2	TOPS MODERATE GROWTH ETF CLASS 1	TOPS MODERATE GROWTH ETF CLASS 2
Investment income:
Income dividends from investments in portfolio shares	$401,424	$931	$77,084	$10,799	$2,614	$717
Expenses:
Mortality and expense risk fees	4,956	—	167	—	46	—
Net investment income (expense)	396,468	931	76,917	10,799	2,568	717
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	1,789,950	3,790	261,949	290	169,114	21
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	2,765	821
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	73,850	12,251	4,598	1,365
Net realized gain (loss) on investments in portfolio shares	1,789,950	3,790	335,799	12,541	176,477	2,207
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,554,331)	2,819	(165,341)	9,161	(110,521)	(1,789)
Net increase (decrease) in net assets from operations	$632,087	$7,540	$247,375	$32,501	$68,524	$1,135

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	NORTHERN LIGHTS VARIABLE TRUST (continued)					NORTHERN LIGHTS VARIABLE TRUST (continued)
	TOPS MANAGED RISK GROWTH ETF CLASS 1	TOPS MANAGED RISK GROWTH ETF CLASS 2	TOPS MANAGED RISK MOD GROWTH ETF CLASS 1	TOPS MANAGED RISK MOD GROWTH ETF CLASS 2	TOPS MODERATE GROWTH ETF CLASS 1	TOPS MODERATE GROWTH ETF CLASS 2
Changes from operations:
Net investment income (expense)	$396,468	$931	$76,917	$10,799	$2,568	$717
Net realized gain (loss) on investments in portfolio shares	1,789,950	3,790	335,799	12,541	176,477	2,207
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,554,331)	2,819	(165,341)	9,161	(110,521)	(1,789)
Net increase (decrease) in net assets from operations	632,087	7,540	247,375	32,501	68,524	1,135
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	4,867,053	83,137	129,999	225,000	130,000	—
Contract redemptions	(3,258,442)	(947)	(1,441,153)	(10,675)	(2,070,779)	(353)
Net transfers	806,241	13,772	964,589	11,066	—	—
Net increase (decrease) in net assets from contract owners' transactions	2,414,852	95,962	(346,565)	225,391	(1,940,779)	(353)
Net increase (decrease) in net assets	3,046,939	103,502	(99,190)	257,892	(1,872,255)	782
Net assets, beginning of period	35,998,444	16,248	6,386,843	1,045,461	2,001,490	32,694
Net assets, end of period	$39,045,383	$119,750	$6,287,653	$1,303,353	$129,235	$33,476

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	OPPENHEIMER VARIABLE ACCOUNT FUNDS
	CONSERVATIVE BALANCED (ag)*	CORE BOND	GLOBAL MULTI- ALTERNATIVES (b)(ah)*	EQUITY INCOME (c)*	GLOBAL	GLOBAL STRATEGIC INCOME	INTERNATIONAL GROWTH	MAIN STREET®
Investment income:
Income dividends from investments in portfolio shares	$2,314	$125,622	$1,053	$—	$40,741	$37,653	$79,408	$13,708
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—
Net investment income (expense)	2,314	125,622	1,053	—	40,741	37,653	79,408	13,708
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	559	(50,380)	(1,031)	128	146,341	13,171	236,452	378,166
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	795	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	46	—	214,360	—	169,321	48,195
Net realized gain (loss) on investments in portfolio shares	559	(50,380)	(190)	128	360,701	13,171	405,773	426,361
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	6,896	14,027	(2,158)	(176)	(342,446)	(15,502)	(1,187,890)	(252,856)
Net increase (decrease) in net assets from operations	$9,769	$89,269	$(1,295)	$(48)	$58,996	$35,322	$(702,709)	$187,213

	OPPENHEIMER VARIABLE ACCOUNT FUNDS
	CONSERVATIVE BALANCED (ag)*	CORE BOND	GLOBAL MULTI- ALTERNATIVES (b)(ah)*	EQUITY INCOME (c)*	GLOBAL	GLOBAL STRATEGIC INCOME	INTERNATIONAL GROWTH	MAIN STREET®
Changes from operations:
Net investment income (expense)	$2,314	$125,622	$1,053	$—	$40,741	$37,653	$79,408	$13,708
Net realized gain (loss) on investments in portfolio shares	559	(50,380)	(190)	128	360,701	13,171	405,773	426,361
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	6,896	14,027	(2,158)	(176)	(342,446)	(15,502)	(1,187,890)	(252,856)
Net increase (decrease) in net assets from operations	9,769	89,269	(1,295)	(48)	58,996	35,322	(702,709)	187,213
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	2	5,506	7,195	—	135,355	49,688	1,024,262	234,911
Contract redemptions	(793)	(147,128)	(99)	(298)	(134,400)	(19,222)	(369,390)	(124,913)
Net transfers	(3,560)	1,624,597	31,951	(1,451)	441,944	781,923	2,644,083	(541,741)
Net increase (decrease) in net assets from contract owners' transactions	(4,351)	1,482,975	39,047	(1,749)	442,899	812,389	3,298,955	(431,743)
Net increase (decrease) in net assets	5,418	1,572,244	37,752	(1,797)	501,895	847,711	2,596,246	(244,530)
Net assets, beginning of period	123,276	341,401	—	1,797	4,165,229	487,422	6,274,533	1,976,620
Net assets, end of period	$128,694	$1,913,645	$37,752	$—	$4,667,124	$1,335,133	$8,870,779	$1,732,090

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2014

	PIMCO VARIABLE INSURANCE TRUST
	ALL ASSET	ALL ASSET ALL AUTHORITY (b)*	ALL ASSET ALL AUTHORITY- INST (w)*	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND
Investment income:
Income dividends from investments in portfolio shares	$1,703,769	$176,727	$20,503	$48,955	$919,285
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	1,703,769	176,727	20,503	48,955	919,285
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	311,568	(54,673)	(5)	(1,094,805)	143,227
Net realized short-term capital gain distributions from investments in portfolio shares	—	2,604	310	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	272,564
Net realized gain (loss) on investments in portfolio shares	311,568	(52,069)	305	(1,094,805)	415,791
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,625,830)	(451,755)	(56,544)	(1,521,186)	(978,115)
Net increase (decrease) in net assets from operations	$389,507	$(327,097)	$(35,736)	$(2,567,036)	$356,961

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	PIMCO VARIABLE INSURANCE TRUST
	ALL ASSET	ALL ASSET ALL AUTHORITY (b)*	ALL ASSET ALL AUTHORITY- INST (w)*	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND
Changes from operations:
Net investment income (expense)	$1,703,769	$176,727	$20,503	$48,955	$919,285
Net realized gain (loss) on investments in portfolio shares	311,568	(52,069)	305	(1,094,805)	415,791
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,625,830)	(451,755)	(56,544)	(1,521,186)	(978,115)
Net increase (decrease) in net assets from operations	389,507	(327,097)	(35,736)	(2,567,036)	356,961
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,494,023	149,578	—	461,781	1,175,167
Contract redemptions	(2,786,102)	(29,730)	(80)	(539,036)	(623,908)
Net transfers	(1,709,561)	4,713,862	521,764	2,381,111	(1,406,279)
Net increase (decrease) in net assets from contract owners' transactions	(3,001,640)	4,833,710	521,684	2,303,856	(855,020)
Net increase (decrease) in net assets	(2,612,133)	4,506,613	485,948	(263,180)	(498,059)
Net assets, beginning of period	32,340,677	—	—	11,795,636	14,133,114
Net assets, end of period	$29,728,544	$4,506,613	$485,948	$11,532,456	$13,635,055

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	PIMCO VARIABLE INSURANCE TRUST
	FOREIGN BOND UNHEDGED	FOREIGN BOND US DOLLAR- HEDGED	GLOBAL ADVANTAGE STRATEGY BOND	GLOBAL BOND UNHEDGED	GLOBAL DIVERSIFIED ALLOCATION	GLOBAL MULTI-ASSET	HIGH YIELD	LONG- TERM US GOVERNMENT	LOW DURATION
Investment income:
Income dividends from investments in portfolio shares	$106,676	$349,206	$34,126	$98,173	$4,989	$31,862	$1,893,893	$95,049	$348,492
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	106,676	349,206	34,126	98,173	4,989	31,862	1,893,893	95,049	348,492
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(155,641)	232,273	(63,842)	(195,885)	3,254	(353,061)	(54,273)	382,749	(103,143)
Net realized short-term capital gain distributions from investments in portfolio shares	—	102,030	—	—	620	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	15,932	42,703	—	80,535	1,507	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(139,709)	377,006	(63,842)	(115,350)	5,381	(353,061)	(54,273)	382,749	(103,143)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(22,179)	1,216,458	20,527	(38,043)	(3,769)	381,376	(863,927)	329,823	21,742
Net increase (decrease) in net assets from operations	$(55,212)	$1,942,670	$(9,189)	$(55,220)	$6,601	$60,177	$975,693	$807,621	$267,091

	PIMCO VARIABLE INSURANCE TRUST
	FOREIGN BOND UNHEDGED	FOREIGN BOND US DOLLAR- HEDGED	GLOBAL ADVANTAGE STRATEGY BOND	GLOBAL BOND UNHEDGED	GLOBAL DIVERSIFIED ALLOCATION	GLOBAL MULTI-ASSET	HIGH YIELD	LONG- TERM US GOVERNMENT	LOW DURATION
Changes from operations:
Net investment income (expense)	$106,676	$349,206	$34,126	$98,173	$4,989	$31,862	$1,893,893	$95,049	$348,492
Net realized gain (loss) on investments in portfolio shares	(139,709)	377,006	(63,842)	(115,350)	5,381	(353,061)	(54,273)	382,749	(103,143)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(22,179)	1,216,458	20,527	(38,043)	(3,769)	381,376	(863,927)	329,823	21,742
Net increase (decrease) in net assets from operations	(55,212)	1,942,670	(9,189)	(55,220)	6,601	60,177	975,693	807,621	267,091
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	73,265	1,326,098	492	9,364	77	175,454	309,314	419,523	739,062
Contract redemptions	(93,092)	(581,966)	(51,031)	(114,068)	(43,737)	(263,774)	(4,292,484)	(283,093)	(3,622,372)
Net transfers	1,608,125	16,232,223	(914,672)	77,026	5,012	(3,081,448)	(38,846,060)	3,966,687	3,297,780
Net increase (decrease) in net assets from contract owners' transactions	1,588,298	16,976,355	(965,211)	(27,678)	(38,648)	(3,169,768)	(42,829,230)	4,103,117	414,470
Net increase (decrease) in net assets	1,533,086	18,919,025	(974,400)	(82,898)	(32,047)	(3,109,591)	(41,853,537)	4,910,738	681,561
Net assets, beginning of period	3,827,868	9,170,483	1,706,891	3,157,369	158,277	3,999,919	60,945,553	1,094,561	27,426,214
Net assets, end of period	$5,360,954	$28,089,508	$732,491	$3,074,471	$126,230	$890,328	$19,092,016	$6,005,299	$28,107,775

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2014

	PIMCO VARIABLE INSURANCE TRUST (continued)				PIONEER VARIABLE CONTRACTS TRUST
	REAL RETURN	SHORT- TERM	TOTAL RETURN	UNCONSTRAINED BOND	BOND
Investment income:
Income dividends from investments in portfolio shares	$268,255	$142,611	$2,027,994	$152,752	$264,429
Expenses:
Mortality and expense risk fees	—	—	37	—	—
Net investment income (expense)	268,255	142,611	2,027,957	152,752	264,429
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(1,129,411)	114,063	(2,428,667)	120,101	(30,482)
Net realized short-term capital gain distributions from investments in portfolio shares	—	5,186	—	—	4,163
Net realized long-term capital gain distributions from investments in portfolio shares	—	11,093	—	—	39,409
Net realized gain (loss) on investments in portfolio shares	(1,129,411)	130,342	(2,428,667)	120,101	13,090
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,307,536	(122,046)	4,354,018	156,314	134,237
Net increase (decrease) in net assets from operations	$446,380	$150,907	$3,953,308	$429,167	$411,756

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	PIMCO VARIABLE INSURANCE TRUST (continued)				PIONEER VARIABLE CONTRACTS TRUST
	REAL RETURN	SHORT- TERM	TOTAL RETURN	UNCONSTRAINED BOND	BOND
Changes from operations:
Net investment income (expense)	$268,255	$142,611	$2,027,957	$152,752	$264,429
Net realized gain (loss) on investments in portfolio shares	(1,129,411)	130,342	(2,428,667)	120,101	13,090
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,307,536	(122,046)	4,354,018	156,314	134,237
Net increase (decrease) in net assets from operations	446,380	150,907	3,953,308	429,167	411,756
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	884,174	565,024	2,706,354	293,798	235,681
Contract redemptions	(1,218,432)	(571,868)	(6,629,616)	(556,358)	(422,550)
Net transfers	1,632,449	(2,173,882)	(16,892,263)	(1,414,667)	6,919,068
Net increase (decrease) in net assets from contract owners' transactions	1,298,191	(2,180,726)	(20,815,525)	(1,677,227)	6,732,199
Net increase (decrease) in net assets	1,744,571	(2,029,819)	(16,862,217)	(1,248,060)	7,143,955
Net assets, beginning of period	17,206,549	17,444,673	98,563,360	14,067,457	4,733,252
Net assets, end of period	$18,951,120	$15,414,854	$81,701,143	$12,819,397	$11,877,207

The accompanying notes are an integral part of these financial statements.

	PIONEER VARIABLE CONTRACTS TRUST (continued)							PROFUNDS VP
	DISCIPLINED VALUE	EMERGING MARKETS	EQUITY INCOME	FUND	HIGH YIELD	MID CAP VALUE	STRATEGIC INCOME	ACCESS VP HIGH YIELD	ASIA 30
Investment income:
Income dividends from investments in portfolio shares	$24,887	$4,586	$138,033	$4,245	$249,708	$13,246	$428,005	$161,252	$307
Expenses:
Mortality and expense risk fees	—	—	290	—	—	—	—	—	—
Net investment income (expense)	24,887	4,586	137,743	4,245	249,708	13,246	428,005	161,252	307
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	191,063	55,271	605,155	84,721	(360,202)	16,893	(116,364)	(245,308)	140,092
Net realized short-term capital gain distributions from investments in portfolio shares	64,674	—	—	961	23,050	48,039	15,769	53,662	—
Net realized long-term capital gain distributions from investments in portfolio shares	151,631	13,038	—	29,922	243,759	223,918	119,026	—	—
Net realized gain (loss) on investments in portfolio shares	407,368	68,309	605,155	115,604	(93,393)	288,850	18,431	(191,646)	140,092
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(254,978)	(369,392)	(181,430)	(78,101)	(111,870)	(73,465)	12,247	(39,937)	(36,582)
Net increase (decrease) in net assets from operations	$177,277	$(296,497)	$561,468	$41,748	$44,445	$228,631	$458,683	$(70,331)	$103,817

	PIONEER VARIABLE CONTRACTS TRUST (continued)							PROFUNDS VP
	DISCIPLINED VALUE	EMERGING MARKETS	EQUITY INCOME	FUND	HIGH YIELD	MID CAP VALUE	STRATEGIC INCOME	ACCESS VP HIGH YIELD	ASIA 30
Changes from operations:
Net investment income (expense)	$24,887	$4,586	$137,743	$4,245	$249,708	$13,246	$428,005	$161,252	$307
Net realized gain (loss) on investments in portfolio shares	407,368	68,309	605,155	115,604	(93,393)	288,850	18,431	(191,646)	140,092
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(254,978)	(369,392)	(181,430)	(78,101)	(111,870)	(73,465)	12,247	(39,937)	(36,582)
Net increase (decrease) in net assets from operations	177,277	(296,497)	561,468	41,748	44,445	228,631	458,683	(70,331)	103,817
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	27	35,640	81,273	(1)	354,928	51,353	179,259	69,129	(27,792)
Contract redemptions	(148,801)	(88,747)	(623,271)	(26,209)	(494,128)	(116,674)	(318,784)	(456,588)	(121,328)
Net transfers	(1,005,790)	(686,614)	2,797,676	97,426	(1,586,559)	1,963,476	128,030	(3,606,714)	(176,016)
Net increase (decrease) in net assets from contract owners' transactions	(1,154,564)	(739,721)	2,255,678	71,216	(1,725,759)	1,898,155	(11,495)	(3,994,173)	(325,136)
Net increase (decrease) in net assets	(977,287)	(1,036,218)	2,817,146	112,964	(1,681,314)	2,126,786	447,188	(4,064,504)	(221,319)
Net assets, beginning of period	2,371,461	2,561,008	4,056,233	857,278	4,391,174	726,650	12,833,448	7,031,885	506,737
Net assets, end of period	$1,394,174	$1,524,790	$6,873,379	$970,242	$2,709,860	$2,853,436	$13,280,636	$2,967,381	$285,418

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2014

	PROFUNDS VP (continued)
	BANKS	BASIC MATERIALS	BEAR	BIOTECHNOLOGY	BULL
Investment income:
Income dividends from investments in portfolio shares	$1,657	$6,979	$—	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	1,657	6,979	—	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	70,086	73,503	(86,569)	350,607	995,925
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	105,164	195,559
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	8,586	127,298
Net realized gain (loss) on investments in portfolio shares	70,086	73,503	(86,569)	464,357	1,318,782
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,856	(96,470)	4,002	(137,926)	(280,103)
Net increase (decrease) in net assets from operations	$74,599	$(15,988)	$(82,567)	$326,431	$1,038,679

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	PROFUNDS VP (continued)
	BANKS	BASIC MATERIALS	BEAR	BIOTECHNOLOGY	BULL
Changes from operations:
Net investment income (expense)	$1,657	$6,979	$—	$—	$—
Net realized gain (loss) on investments in portfolio shares	70,086	73,503	(86,569)	464,357	1,318,782
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,856	(96,470)	4,002	(137,926)	(280,103)
Net increase (decrease) in net assets from operations	74,599	(15,988)	(82,567)	326,431	1,038,679
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	(1)	22,701	25	239,438	329,010
Contract redemptions	(19,733)	(14,490)	(9,017)	(135,864)	(354,708)
Net transfers	1,481,313	(586,038)	(3,814,694)	974,951	5,722,652
Net increase (decrease) in net assets from contract owners' transactions	1,461,579	(577,827)	(3,823,686)	1,078,525	5,696,954
Net increase (decrease) in net assets	1,536,178	(593,815)	(3,906,253)	1,404,956	6,735,633
Net assets, beginning of period	825,076	1,053,162	4,099,031	2,483,149	13,905,646
Net assets, end of period	$2,361,254	$459,347	$192,778	$3,888,105	$20,641,279

The accompanying notes are an integral part of these financial statements.

	PROFUNDS VP (continued)
	CONSUMER GOODS	CONSUMER SERVICES	EMERGING MARKETS	EUROPE 30	FALLING U.S. DOLLAR	FINANCIALS	HEALTH CARE	INDUSTRIALS	INTERNATIONAL
Investment income:
Income dividends from investments in portfolio shares	$15,088	$—	$2,587	$88,923	$—	$2,485	$2,983	$4,731	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	15,088	—	2,587	88,923	—	2,485	2,983	4,731	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	175,978	542,508	(12,029)	(121,619)	(281)	115,144	997,962	347,844	(37,372)
Net realized short-term capital gain distributions from investments in portfolio shares	—	3,875	—	—	—	—	—	—	15,757
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	175,978	546,383	(12,029)	(121,619)	(281)	115,144	997,962	347,844	(21,615)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(55,318)	(358,743)	(9,469)	(95,263)	(214)	106,467	(202,606)	(373,564)	(28,600)
Net increase (decrease) in net assets from operations	$135,748	$187,640	$(18,911)	$(127,959)	$(495)	$224,096	$798,339	$(20,989)	$(50,215)

	PROFUNDS VP (continued)
	CONSUMER GOODS	CONSUMER SERVICES	EMERGING MARKETS	EUROPE 30	FALLING U.S. DOLLAR	FINANCIALS	HEALTH CARE	INDUSTRIALS	INTERNATIONAL
Changes from operations:
Net investment income (expense)	$15,088	$—	$2,587	$88,923	$—	$2,485	$2,983	$4,731	$—
Net realized gain (loss) on investments in portfolio shares	175,978	546,383	(12,029)	(121,619)	(281)	115,144	997,962	347,844	(21,615)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(55,318)	(358,743)	(9,469)	(95,263)	(214)	106,467	(202,606)	(373,564)	(28,600)
Net increase (decrease) in net assets from operations	135,748	187,640	(18,911)	(127,959)	(495)	224,096	798,339	(20,989)	(50,215)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	22,517	20,911	19,066	106,933	—	47,357	36,933	55,641	47
Contract redemptions	(26,964)	(57,074)	(49,409)	(35,614)	(8)	(46,956)	(175,882)	(76,749)	(10,362)
Net transfers	1,153,301	(660,403)	96,847	(1,231,230)	1,276	2,068,825	1,605,728	(2,546,047)	(899,597)
Net increase (decrease) in net assets from contract owners' transactions	1,148,854	(696,566)	66,504	(1,159,911)	1,268	2,069,226	1,466,779	(2,567,155)	(909,912)
Net increase (decrease) in net assets	1,284,602	(508,926)	47,593	(1,287,870)	773	2,293,322	2,265,118	(2,588,144)	(960,127)
Net assets, beginning of period	929,393	4,602,863	598,182	2,032,227	3,594	1,737,202	2,980,148	4,534,548	1,147,245
Net assets, end of period	$2,213,995	$4,093,937	$645,775	$744,357	$4,367	$4,030,524	$5,245,266	$1,946,404	$187,118

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2014

	PROFUNDS VP (continued)
	INTERNET	JAPAN	LARGE-CAP GROWTH	LARGE-CAP VALUE	MID-CAP
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$657	$25,702	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	—	—	657	25,702	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	11,972	(379,824)	101,114	336,047	(1,347,447)
Net realized short-term capital gain distributions from investments in portfolio shares	26,622	129,471	—	—	1,510,967
Net realized long-term capital gain distributions from investments in portfolio shares	6,971	224,924	—	—	181,743
Net realized gain (loss) on investments in portfolio shares	45,565	(25,429)	101,114	336,047	345,263
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(49,665)	(45,060)	192,745	(195,820)	(71,564)
Net increase (decrease) in net assets from operations	$(4,100)	$(70,489)	$294,516	$165,929	$273,699

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	PROFUNDS VP (continued)
	INTERNET	JAPAN	LARGE-CAP GROWTH	LARGE-CAP VALUE	MID-CAP
Changes from operations:
Net investment income (expense)	$—	$—	$657	$25,702	$—
Net realized gain (loss) on investments in portfolio shares	45,565	(25,429)	101,114	336,047	345,263
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(49,665)	(45,060)	192,745	(195,820)	(71,564)
Net increase (decrease) in net assets from operations	(4,100)	(70,489)	294,516	165,929	273,699
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	14,347	10,563	11,232	78,013	476,937
Contract redemptions	(18,061)	(19,039)	(98,492)	(112,164)	(735,471)
Net transfers	(374,686)	(339,533)	1,969,505	(1,862,942)	1,744,788
Net increase (decrease) in net assets from contract owners' transactions	(378,400)	(348,009)	1,882,245	(1,897,093)	1,486,254
Net increase (decrease) in net assets	(382,500)	(418,498)	2,176,761	(1,731,164)	1,759,953
Net assets, beginning of period	882,870	788,982	2,079,688	2,612,648	9,772,386
Net assets, end of period	$500,370	$370,484	$4,256,449	$881,484	$11,532,339

The accompanying notes are an integral part of these financial statements.

	PROFUNDS VP (continued)
	MID-CAP GROWTH	MID-CAP VALUE	MONEY MARKET	NASDAQ-100	OIL & GAS	PHARMA- CEUTICALS	PRECIOUS METALS	REAL ESTATE	RISING RATES OPPORTUNITY
Investment income:
Income dividends from investments in portfolio shares	$—	$2,057	$7,398	$—	$5,779	$1,991	$—	$25,566	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	—	2,057	7,398	—	5,779	1,991	—	25,566	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	43,013	115,654	—	566,240	(98,949)	9,348	(186,670)	146,808	(301,271)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	7,513	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	73,490	—	—	200,028	93,477	2,437	—	—	—
Net realized gain (loss) on investments in portfolio shares	116,503	115,654	—	766,268	(5,472)	19,298	(186,670)	146,808	(301,271)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(134,126)	1,120	—	(174,673)	(98,975)	(23,148)	(126,043)	77,892	(44,941)
Net increase (decrease) in net assets from operations	$(17,623)	$118,831	$7,398	$591,595	$(98,668)	$(1,859)	$(312,713)	$250,266	$(346,212)

	PROFUNDS VP (continued)
	MID-CAP GROWTH	MID-CAP VALUE	MONEY MARKET	NASDAQ-100	OIL & GAS	PHARMA- CEUTICALS	PRECIOUS METALS	REAL ESTATE	RISING RATES OPPORTUNITY
Changes from operations:
Net investment income (expense)	$—	$2,057	$7,398	$—	$5,779	$1,991	$—	$25,566	$—
Net realized gain (loss) on investments in portfolio shares	116,503	115,654	—	766,268	(5,472)	19,298	(186,670)	146,808	(301,271)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(134,126)	1,120	—	(174,673)	(98,975)	(23,148)	(126,043)	77,892	(44,941)
Net increase (decrease) in net assets from operations	(17,623)	118,831	7,398	591,595	(98,668)	(1,859)	(312,713)	250,266	(346,212)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	19,863	35,535	68,280,478	71,476	3,767	8,850	32,753	105,972	8,120
Contract redemptions	(11,467)	(126,203)	(8,040,444)	(276,914)	(45,160)	(49,936)	(29,441)	(29,727)	(28,078)
Net transfers	(1,436,550)	9,581	(55,020,406)	3,704,785	(211,707)	1,272,854	(765,746)	1,923,892	(703,788)
Net increase (decrease) in net assets from contract owners' transactions	(1,428,154)	(81,087)	5,219,628	3,499,347	(253,100)	1,231,768	(762,434)	2,000,137	(723,746)
Net increase (decrease) in net assets	(1,445,777)	37,744	5,227,026	4,090,942	(351,768)	1,229,909	(1,075,147)	2,250,403	(1,069,958)
Net assets, beginning of period	2,139,192	859,788	27,067,709	5,731,584	1,046,453	409,608	1,558,831	457,218	1,518,052
Net assets, end of period	$693,415	$897,532	$32,294,735	$9,822,526	$694,685	$1,639,517	$483,684	$2,707,621	$448,094

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2014

	PROFUNDS VP (continued)
	SEMI- CONDUCTOR	SHORT EMERGING MARKETS	SHORT INTERNATIONAL	SHORT MID-CAP	SHORT NASDAQ-100
Investment income:
Income dividends from investments in portfolio shares	$197	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	197	—	—	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	63,010	(30,964)	(4,706)	(17,033)	(97,927)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	63,010	(30,964)	(4,706)	(17,033)	(97,927)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,546)	(1,697)	812	(689)	574
Net increase (decrease) in net assets from operations	$61,661	$(32,661)	$(3,894)	$(17,722)	$(97,353)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	PROFUNDS VP (continued)
	SEMI- CONDUCTOR	SHORT EMERGING MARKETS	SHORT INTERNATIONAL	SHORT MID-CAP	SHORT NASDAQ-100
Changes from operations:
Net investment income (expense)	$197	$—	$—	$—	$—
Net realized gain (loss) on investments in portfolio shares	63,010	(30,964)	(4,706)	(17,033)	(97,927)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,546)	(1,697)	812	(689)	574
Net increase (decrease) in net assets from operations	61,661	(32,661)	(3,894)	(17,722)	(97,353)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	(55,831)	5,000	—	1	(195)
Contract redemptions	(21,938)	(918)	(5,832)	(248)	(3,530)
Net transfers	925,489	55,750	94,613	32,559	190,685
Net increase (decrease) in net assets from contract owners' transactions	847,720	59,832	88,781	32,312	186,960
Net increase (decrease) in net assets	909,381	27,171	84,887	14,590	89,607
Net assets, beginning of period	36,599	38,503	78,563	429	36,445
Net assets, end of period	$945,980	$65,674	$163,450	$15,019	$126,052

The accompanying notes are an integral part of these financial statements.

	PROFUNDS VP (continued)
	SHORT SMALL-CAP	SMALL CAP	SMALL-CAP GROWTH	SMALL-CAP VALUE	TECHNOLOGY	TELECOM- MUNICATIONS	U.S. GOVERNMENT PLUS	ULTRABULL	ULTRAMID-CAP
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$—	$13,255	$2,166	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	—	—	—	—	—	13,255	2,166	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(50,596)	(506,496)	(286,671)	180,760	116,303	(58,395)	219,254	12,969	59,750
Net realized short-term capital gain distributions from investments in portfolio shares	—	312,505	43,096	—	—	—	—	129,386	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	78,710	53,902	71,212	—	—	—	8,379	—
Net realized gain (loss) on investments in portfolio shares	(50,596)	(115,281)	(189,673)	251,972	116,303	(58,395)	219,254	150,734	59,750
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,016)	30,313	(49,322)	(26,796)	44,684	(17,374)	140,462	(32,004)	(49,498)
Net increase (decrease) in net assets from operations	$(52,612)	$(84,968)	$(238,995)	$225,176	$160,987	$(62,514)	$361,882	$118,730	$10,252

	PROFUNDS VP (continued)
	SHORT SMALL-CAP	SMALL CAP	SMALL-CAP GROWTH	SMALL-CAP VALUE	TECHNOLOGY	TELECOM- MUNICATIONS	U.S. GOVERNMENT PLUS	ULTRABULL	ULTRAMID-CAP
Changes from operations:
Net investment income (expense)	$—	$—	$—	$—	$—	$13,255	$2,166	$—	$—
Net realized gain (loss) on investments in portfolio shares	(50,596)	(115,281)	(189,673)	251,972	116,303	(58,395)	219,254	150,734	59,750
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,016)	30,313	(49,322)	(26,796)	44,684	(17,374)	140,462	(32,004)	(49,498)
Net increase (decrease) in net assets from operations	(52,612)	(84,968)	(238,995)	225,176	160,987	(62,514)	361,882	118,730	10,252
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	15,000	112,693	33,061	55,691	11,093	2,302	245,028	9,201	1,763
Contract redemptions	(23,438)	(88,177)	(5,401)	(35,172)	(85,893)	(4,288)	(72,752)	(36,731)	(31,064)
Net transfers	68,627	2,592,983	(360,015)	3,155,008	2,096,303	90,956	1,892,858	1,798,676	(133,369)
Net increase (decrease) in net assets from contract owners' transactions	60,189	2,617,499	(332,355)	3,175,527	2,021,503	88,970	2,065,134	1,771,146	(162,670)
Net increase (decrease) in net assets	7,577	2,532,531	(571,350)	3,400,703	2,182,490	26,456	2,427,016	1,889,876	(152,418)
Net assets, beginning of period	27,336	3,292,536	1,502,436	1,779,377	1,029,623	279,551	52,625	664,853	1,107,544
Net assets, end of period	$34,913	$5,825,067	$931,086	$5,180,080	$3,212,113	$306,007	$2,479,641	$2,554,729	$955,126

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2014

	PROFUNDS VP (continued)				PUTNAM VARIABLE TRUST
	ULTRA- NASDAQ-100	ULTRASHORT NASDAQ-100	ULTRA- SMALL-CAP	UTILITIES	ABSOLUTE RETURN 500
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$58,862	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	—	—	—	58,862	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	572,726	(135,524)	(33,150)	141,320	2,405
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	58,268	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	19,543	—	4,978
Net realized gain (loss) on investments in portfolio shares	572,726	(135,524)	44,661	141,320	7,383
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(78,426)	7,160	(69,014)	169,573	10,946
Net increase (decrease) in net assets from operations	$494,300	$(128,364)	$(24,353)	$369,755	$18,329

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	PROFUNDS VP (continued)				PUTNAM VARIABLE TRUST
	ULTRA- NASDAQ-100	ULTRASHORT NASDAQ-100	ULTRA- SMALL-CAP	UTILITIES	ABSOLUTE RETURN 500
Changes from operations:
Net investment income (expense)	$—	$—	$—	$58,862	$—
Net realized gain (loss) on investments in portfolio shares	572,726	(135,524)	44,661	141,320	7,383
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(78,426)	7,160	(69,014)	169,573	10,946
Net increase (decrease) in net assets from operations	494,300	(128,364)	(24,353)	369,755	18,329
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	503	80,415	6,872	207,482	603
Contract redemptions	(35,812)	(316)	(22,621)	(80,097)	(43,135)
Net transfers	(58,070)	(134,431)	20,884	3,199,458	364,489
Net increase (decrease) in net assets from contract owners' transactions	(93,379)	(54,332)	5,135	3,326,843	321,957
Net increase (decrease) in net assets	400,921	(182,696)	(19,218)	3,696,598	340,286
Net assets, beginning of period	1,116,896	201,292	882,412	402,939	351,195
Net assets, end of period	$1,517,817	$18,596	$863,194	$4,099,537	$691,481

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	PUTNAM VARIABLE TRUST (continued)								REDWOOD INVESTMENT MANAGEMENT
	AMERICAN GOVERNMENT INCOME	DIVERSIFIED INCOME	EQUITY INCOME	HIGH YIELD	INCOME	INVESTORS (x)*	MULTI-CAP VALUE	VOYAGER	VIT MANAGED VOLATILITY (q)*
Investment income:
Income dividends from investments in portfolio shares	$57,977	$341,009	$36,435	$1,293,017	$438,808	$399	$1,252	$9,272	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	57,977	341,009	36,435	1,293,017	438,808	399	1,252	9,272	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(13,146)	(246,763)	415,704	(193,951)	(152,445)	10,530	28,841	242,467	(415)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	23,792	—
Net realized gain (loss) on investments in portfolio shares	(13,146)	(246,763)	415,704	(193,951)	(152,445)	10,530	28,841	266,259	(415)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	4,399	(356,224)	(136,133)	(414,423)	17,799	(7,377)	(20,932)	(149,293)	(67,680)
Net increase (decrease) in net assets from operations	$49,230	$(261,978)	$316,006	$684,643	$304,162	$3,552	$9,161	$126,238	$(68,095)

	PUTNAM VARIABLE TRUST (continued)								REDWOOD INVESTMENT MANAGEMENT
	AMERICAN GOVERNMENT INCOME	DIVERSIFIED INCOME	EQUITY INCOME	HIGH YIELD	INCOME	INVESTORS (x)*	MULTI-CAP VALUE	VOYAGER	VIT MANAGED VOLATILITY (q)*
Changes from operations:
Net investment income (expense)	$57,977	$341,009	$36,435	$1,293,017	$438,808	$399	$1,252	$9,272	$—
Net realized gain (loss) on investments in portfolio shares	(13,146)	(246,763)	415,704	(193,951)	(152,445)	10,530	28,841	266,259	(415)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	4,399	(356,224)	(136,133)	(414,423)	17,799	(7,377)	(20,932)	(149,293)	(67,680)
Net increase (decrease) in net assets from operations	49,230	(261,978)	316,006	684,643	304,162	3,552	9,161	126,238	(68,095)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	8,918	66,932	143,077	264,370	56,672	—	—	260,340	537,803
Contract redemptions	(98,462)	(371,488)	(249,684)	(1,515,716)	(1,245,400)	(36,680)	(2,522)	(42,168)	(11,057)
Net transfers	5,212,386	(4,107,920)	448,261	(12,156,682)	6,088,889	(8,178)	(411,778)	(270,523)	7,136,638
Net increase (decrease) in net assets from contract owners' transactions	5,122,842	(4,412,476)	341,654	(13,408,028)	4,900,161	(44,858)	(414,300)	(52,351)	7,663,384
Net increase (decrease) in net assets	5,172,072	(4,674,454)	657,660	(12,723,385)	5,204,323	(41,306)	(405,139)	73,887	7,595,289
Net assets, beginning of period	880,365	8,959,788	3,267,865	14,105,431	1,149,964	41,306	426,639	1,274,407	—
Net assets, end of period	$6,052,437	$4,285,334	$3,925,525	$1,382,046	$6,354,287	$—	$21,500	$1,348,294	$7,595,289

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2014

	ROYCE CAPITAL FUND		RUSSELL INVESTMENT FUNDS			RUSSELL INVESTMENT FUNDS (continued)
	MICRO-CAP	SMALL-CAP	AGGRESSIVE EQUITY	BALANCED STRATEGY	CORE BOND	EQUITY GROWTH STRATEGY	GLOBAL REAL ESTATE SECURITIES	MODERATE STRATEGY	MULTI- STYLE EQUITY
Investment income:
Income dividends from investments in portfolio shares	$—	$10,605	$53	$22,907	$6,631	$8,184	$66,292	$10,135	$2,185
Expenses:
Mortality and expense risk fees	287	362	—	—	—	—	—	—	—
Net investment income (expense)	(287)	10,243	53	22,907	6,631	8,184	66,292	10,135	2,185
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	175,207	864,845	8	2,235	(838)	25,885	12,062	9,681	721
Net realized short-term capital gain distributions from investments in portfolio shares	7,011	283,391	276	2,513	5,410	848	11,244	805	4,740
Net realized long-term capital gain distributions from investments in portfolio shares	211,481	694,278	1,767	12,591	2,412	3,168	75,022	5,153	20,615
Net realized gain (loss) on investments in portfolio shares	393,699	1,842,514	2,051	17,339	6,984	29,901	98,328	15,639	26,076
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(527,363)	(1,614,081)	(1,773)	(5,970)	8,943	(28,386)	121,283	(3,086)	(8,014)
Net increase (decrease) in net assets from operations	$(133,951)	$238,676	$331	$34,276	$22,558	$9,699	$285,903	$22,688	$20,247

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	ROYCE CAPITAL FUND		RUSSELL INVESTMENT FUNDS			RUSSELL INVESTMENT FUNDS (continued)
	MICRO-CAP	SMALL-CAP	AGGRESSIVE EQUITY	BALANCED STRATEGY	CORE BOND	EQUITY GROWTH STRATEGY	GLOBAL REAL ESTATE SECURITIES	MODERATE STRATEGY	MULTI- STYLE EQUITY
Changes from operations:
Net investment income (expense)	$(287)	$10,243	$53	$22,907	$6,631	$8,184	$66,292	$10,135	$2,185
Net realized gain (loss) on investments in portfolio shares	393,699	1,842,514	2,051	17,339	6,984	29,901	98,328	15,639	26,076
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(527,363)	(1,614,081)	(1,773)	(5,970)	8,943	(28,386)	121,283	(3,086)	(8,014)
Net increase (decrease) in net assets from operations	(133,951)	238,676	331	34,276	22,558	9,699	285,903	22,688	20,247
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	105,384	438,580	—	2	1	—	(41)	—	(1)
Contract redemptions	(577,714)	(575,445)	(212)	(2,893)	(3,041)	(2,843)	(41,537)	(12,369)	(14,011)
Net transfers	(67,032)	(1,593,064)	—	(33,675)	(44,154)	(134,816)	(295,903)	(157,140)	—
Net increase (decrease) in net assets from contract owners' transactions	(539,362)	(1,729,929)	(212)	(36,566)	(47,194)	(137,659)	(337,481)	(169,509)	(14,012)
Net increase (decrease) in net assets	(673,313)	(1,491,253)	119	(2,290)	(24,636)	(127,960)	(51,578)	(146,821)	6,235
Net assets, beginning of period	3,593,508	9,877,376	21,655	793,426	430,059	342,815	2,114,930	456,979	185,633
Net assets, end of period	$2,920,195	$8,386,123	$21,774	$791,136	$405,423	$214,855	$2,063,352	$310,158	$191,868

The accompanying notes are an integral part of these financial statements.

	SEI INSURANCE PRODUCTS TRUST
	NON-U.S.	BALANCE STRATEGY	CONSERVATIVE STRATEGY	DEFENSIVE STRATEGY	MARKET GROWTH STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$3,347	$8,009	$10,756	$3,914	$59,344
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	3,347	8,009	10,756	3,914	59,344
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	4,933	558	6,916	1,284	11,885
Net realized short-term capital gain distributions from investments in portfolio shares	—	35	—	—	154
Net realized long-term capital gain distributions from investments in portfolio shares	—	195	207	354	890
Net realized gain (loss) on investments in portfolio shares	4,933	788	7,123	1,638	12,929
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(15,609)	(9,573)	(10,793)	(3,041)	(61,014)
Net increase (decrease) in net assets from operations	$(7,329)	$(776)	$7,086	$2,511	$11,259

	SEI INSURANCE PRODUCTS TRUST
	NON-U.S.	BALANCE STRATEGY	CONSERVATIVE STRATEGY	DEFENSIVE STRATEGY	MARKET GROWTH STRATEGY
Changes from operations:
Net investment income (expense)	$3,347	$8,009	$10,756	$3,914	$59,344
Net realized gain (loss) on investments in portfolio shares	4,933	788	7,123	1,638	12,929
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(15,609)	(9,573)	(10,793)	(3,041)	(61,014)
Net increase (decrease) in net assets from operations	(7,329)	(776)	7,086	2,511	11,259
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	(1)	9,474	220,618	(1)	705,653
Contract redemptions	(5,789)	(2,989)	(9,141)	(10,563)	(1,438)
Net transfers	(19,769)	311,361	317,057	412,867	1,620,929
Net increase (decrease) in net assets from contract owners' transactions	(25,559)	317,846	528,534	402,303	2,325,144
Net increase (decrease) in net assets	(32,888)	317,070	535,620	404,814	2,336,403
Net assets, beginning of period	184,829	—	26,417	—	15,143
Net assets, end of period	$151,941	$317,070	$562,037	$404,814	$2,351,546

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2014

	SEI INSURANCE PRODUCTS TRUST (continued)		T. ROWE PRICE EQUITY SERIES			T. ROWE PRICE FIXED INCOME SERIES	THIRD AVENUE VARIABLE SERIES TRUST
	MARKET PLUS STRATEGY	MODERATE STRATEGY	BLUE CHIP GROWTH II	EQUITY INCOME II	HEALTH SCIENCES II	LIMITED-TERM BOND II	VALUE
Investment income:
Income dividends from investments in portfolio shares	$14,252	$30,617	$—	$215,748	$—	$55,098	$191,474
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	77
Net investment income (expense)	14,252	30,617	—	215,748	—	55,098	191,397
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	101	3,823	2,030,672	800,565	2,169,832	(9,861)	476,772
Net realized short-term capital gain distributions from investments in portfolio shares	3	117	—	—	316,961	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	19	797	—	—	1,129,813	—	—
Net realized gain (loss) on investments in portfolio shares	123	4,737	2,030,672	800,565	3,616,606	(9,861)	476,772
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(15,366)	(26,166)	(509,090)	(25,010)	68,667	(35,251)	(362,681)
Net increase (decrease) in net assets from operations	$(991)	$9,188	$1,521,582	$991,303	$3,685,273	$9,986	$305,488

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	SEI INSURANCE PRODUCTS TRUST (continued)		T. ROWE PRICE EQUITY SERIES			T. ROWE PRICE FIXED INCOME SERIES	THIRD AVENUE VARIABLE SERIES TRUST
	MARKET PLUS STRATEGY	MODERATE STRATEGY	BLUE CHIP GROWTH II	EQUITY INCOME II	HEALTH SCIENCES II	LIMITED-TERM BOND II	VALUE
Changes from operations:
Net investment income (expense)	$14,252	$30,617	$—	$215,748	$—	$55,098	$191,397
Net realized gain (loss) on investments in portfolio shares	123	4,737	2,030,672	800,565	3,616,606	(9,861)	476,772
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(15,366)	(26,166)	(509,090)	(25,010)	68,667	(35,251)	(362,681)
Net increase (decrease) in net assets from operations	(991)	9,188	1,521,582	991,303	3,685,273	9,986	305,488
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,950	10,044	517,183	772,456	499,804	137,793	27,637
Contract redemptions	(1,436)	(2,008)	(1,281,536)	(407,943)	(749,391)	(621,792)	(694,025)
Net transfers	614,869	1,171,109	4,465,624	1,179,154	6,143,488	3,921,160	1,724,810
Net increase (decrease) in net assets from contract owners' transactions	615,383	1,179,145	3,701,271	1,543,667	5,893,901	3,437,161	1,058,422
Net increase (decrease) in net assets	614,392	1,188,333	5,222,853	2,534,970	9,579,174	3,447,147	1,363,910
Net assets, beginning of period	8,153	—	15,971,613	12,770,247	10,710,578	4,161,555	4,258,271
Net assets, end of period	$622,545	$1,188,333	$21,194,466	$15,305,217	$20,289,752	$7,608,702	$5,622,181

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	TIMOTHY PLAN VARIABLE SERIES		TORTOISE VARIABLE INSURANCE PORTFOLIO	VAN ECK VIP TRUST
	CONSERVATIVE GROWTH	STRATEGIC GROWTH	MLP & PIPELINE (b)*	EMERGING MARKETS	GLOBAL GOLD	GLOBAL HARD ASSETS	MULTI- MANAGER ALTERNATIVES
Investment income:
Income dividends from investments in portfolio shares	$54,835	$95,780	$—	$59,121	$3,149	$4,499	$—
Expenses:
Mortality and expense risk fees	—	—	—	485	—	11	—
Net investment income (expense)	54,835	95,780	—	58,636	3,149	4,488	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	98,922	25,587	(6,856)	374,684	(131,589)	577,132	6,138
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	450,412	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	128,456	—	—	899,268	—	—	17,370
Net realized gain (loss) on investments in portfolio shares	227,378	25,587	(6,856)	1,724,364	(131,589)	577,132	23,508
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(245,548)	(99,482)	(62,576)	(1,875,544)	(80,666)	(1,380,581)	(38,870)
Net increase (decrease) in net assets from operations	$36,665	$21,885	$(69,432)	$(92,544)	$(209,106)	$(798,961)	$(15,362)

	TIMOTHY PLAN VARIABLE SERIES		TORTOISE VARIABLE INSURANCE PORTFOLIO	VAN ECK VIP TRUST
	CONSERVATIVE GROWTH	STRATEGIC GROWTH	MLP & PIPELINE (b)*	EMERGING MARKETS	GLOBAL GOLD	GLOBAL HARD ASSETS	MULTI- MANAGER ALTERNATIVES
Changes from operations:
Net investment income (expense)	$54,835	$95,780	$—	$58,636	$3,149	$4,488	$—
Net realized gain (loss) on investments in portfolio shares	227,378	25,587	(6,856)	1,724,364	(131,589)	577,132	23,508
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(245,548)	(99,482)	(62,576)	(1,875,544)	(80,666)	(1,380,581)	(38,870)
Net increase (decrease) in net assets from operations	36,665	21,885	(69,432)	(92,544)	(209,106)	(798,961)	(15,362)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	97,295	130,128	7,292	553,108	28,622	236,895	29,053
Contract redemptions	(139,999)	(130,922)	(32,779)	(334,160)	(2,025)	(621,483)	(46,063)
Net transfers	665,117	3,946,199	1,867,478	2,167,822	402,016	(8,627)	300,156
Net increase (decrease) in net assets from contract owners' transactions	622,413	3,945,405	1,841,991	2,386,770	428,613	(393,215)	283,146
Net increase (decrease) in net assets	659,078	3,967,290	1,772,559	2,294,226	219,507	(1,192,176)	267,784
Net assets, beginning of period	1,820,137	1,538,098	—	11,373,403	660,435	5,084,133	1,284,432
Net assets, end of period	$2,479,215	$5,505,388	$1,772,559	$13,667,629	$879,942	$3,891,957	$1,552,216

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2014

	VAN ECK VIP TRUST (continued)	VANGUARD VARIABLE INSURANCE FUND
	UNCONSTRAINED EMERGING MARKETS BOND	BALANCED	CAPITAL GROWTH	DIVERSIFIED VALUE	EQUITY INCOME
Investment income:
Income dividends from investments in portfolio shares	$36,017	$399,942	$73,661	$139,452	$725,124
Expenses:
Mortality and expense risk fees	—	9,163	1,920	2,280	6,820
Net investment income (expense)	36,017	390,779	71,741	137,172	718,304
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(20,113)	789,866	618,276	192,351	726,041
Net realized short-term capital gain distributions from investments in portfolio shares	—	105,210	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	57,562	829,429	162,526	245,302	1,502,509
Net realized gain (loss) on investments in portfolio shares	37,449	1,724,505	780,802	437,653	2,228,550
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(17,045)	(342,224)	591,721	78,213	609,462
Net increase (decrease) in net assets from operations	$56,421	$1,773,060	$1,444,264	$653,038	$3,556,316

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	VAN ECK VIP TRUST (continued)	VANGUARD VARIABLE INSURANCE FUND
	UNCONSTRAINED EMERGING MARKETS BOND	BALANCED	CAPITAL GROWTH	DIVERSIFIED VALUE	EQUITY INCOME
Changes from operations:
Net investment income (expense)	$36,017	$390,779	$71,741	$137,172	$718,304
Net realized gain (loss) on investments in portfolio shares	37,449	1,724,505	780,802	437,653	2,228,550
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(17,045)	(342,224)	591,721	78,213	609,462
Net increase (decrease) in net assets from operations	56,421	1,773,060	1,444,264	653,038	3,556,316
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	21,484	1,876,479	270,893	519,475	404,079
Contract redemptions	(167,350)	(1,193,580)	(131,000)	(176,261)	(1,015,512)
Net transfers	332,509	8,852,060	2,831,466	1,896,997	5,021,179
Net increase (decrease) in net assets from contract owners' transactions	186,643	9,534,959	2,971,359	2,240,211	4,409,746
Net increase (decrease) in net assets	243,064	11,308,019	4,415,623	2,893,249	7,966,062
Net assets, beginning of period	745,724	13,563,969	6,382,395	6,010,969	28,195,778
Net assets, end of period	$988,788	$24,871,988	$10,798,018	$8,904,218	$36,161,840

The accompanying notes are an integral part of these financial statements.

	VANGUARD VARIABLE INSURANCE FUND (continued)
	EQUITY INDEX	GROWTH	HIGH YIELD BOND	INTERNATIONAL	MID-CAP INDEX	REIT INDEX	SHORT-TERM INVESTMENT GRADE	SMALL COMPANY GROWTH	TOTAL BOND MARKET INDEX
Investment income:
Income dividends from investments in portfolio shares	$282,856	$17,991	$1,025,614	$200,419	$85,575	$683,554	$622,145	$20,394	$462,931
Expenses:
Mortality and expense risk fees	12,923	2,968	5,229	7,950	7,473	9,665	21,282	3,165	17,843
Net investment income (expense)	269,933	15,023	1,020,385	192,469	78,102	673,889	600,863	17,229	445,088
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	1,044,092	375,098	(99,002)	469,870	538,000	479,614	1,170	555,081	(139,739)
Net realized short-term capital gain distributions from investments in portfolio shares	14,270	—	—	—	126,224	22,634	34,564	312,703	—
Net realized long-term capital gain distributions from investments in portfolio shares	298,655	21,189	—	—	212,655	905,369	155,536	606,371	67,478
Net realized gain (loss) on investments in portfolio shares	1,357,017	396,287	(99,002)	469,870	876,879	1,407,617	191,270	1,474,155	(72,261)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,353,397	267,245	(323,362)	(1,880,230)	613,011	3,964,266	(150,673)	(1,047,720)	1,110,965
Net increase (decrease) in net assets from operations	$2,980,347	$678,555	$598,021	$(1,217,891)	$1,567,992	$6,045,772	$641,460	$443,664	$1,483,792

	VANGUARD VARIABLE INSURANCE FUND (continued)
	EQUITY INDEX	GROWTH	HIGH YIELD BOND	INTERNATIONAL	MID-CAP INDEX	REIT INDEX	SHORT-TERM INVESTMENT GRADE	SMALL COMPANY GROWTH	TOTAL BOND MARKET INDEX
Changes from operations:
Net investment income (expense)	$269,933	$15,023	$1,020,385	$192,469	$78,102	$673,889	$600,863	$17,229	$445,088
Net realized gain (loss) on investments in portfolio shares	1,357,017	396,287	(99,002)	469,870	876,879	1,407,617	191,270	1,474,155	(72,261)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,353,397	267,245	(323,362)	(1,880,230)	613,011	3,964,266	(150,673)	(1,047,720)	1,110,965
Net increase (decrease) in net assets from operations	2,980,347	678,555	598,021	(1,217,891)	1,567,992	6,045,772	641,460	443,664	1,483,792
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	965,381	469,317	717,573	1,861,936	1,373,958	958,550	3,450,868	279,841	3,571,604
Contract redemptions	(518,990)	(86,241)	(281,824)	(774,646)	(546,018)	(1,003,834)	(2,464,649)	(95,570)	(812,703)
Net transfers	15,588,026	2,026,543	7,649,785	10,423,671	7,689,842	13,352,411	24,999,472	1,982,081	28,566,494
Net increase (decrease) in net assets from contract owners' transactions	16,034,417	2,409,619	8,085,534	11,510,961	8,517,782	13,307,127	25,985,691	2,166,352	31,325,395
Net increase (decrease) in net assets	19,014,764	3,088,174	8,683,555	10,293,070	10,085,774	19,352,899	26,627,151	2,610,016	32,809,187
Net assets, beginning of period	13,115,697	4,026,420	9,906,078	11,014,716	7,161,616	15,797,271	34,449,961	8,536,855	18,095,341
Net assets, end of period	$32,130,461	$7,114,594	$18,589,633	$21,307,786	$17,247,390	$35,150,170	$61,077,112	$11,146,871	$50,904,528

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2014

	VANGUARD VARIABLE INSURANCE FUND (continued)	VARIABLE INSURANCE TRUST	VIRTUS VARIABLE INSURANCE TRUST			VIRTUS VARIABLE INSURANCE TRUST (continued)
	TOTAL STOCK MARKET INDEX	BARRIER (y)*	INTERNATIONAL	MULTI-SECTOR FIXED INCOME	EQUITY TREND (ai)	REAL ESTATE SECURITIES
Investment income:
Income dividends from investments in portfolio shares	$423,602	$1,847	$97,744	$251,983	$56,923	$50,255
Expenses:
Mortality and expense risk fees	12,326	—	—	—	—	—
Net investment income (expense)	411,276	1,847	97,744	251,983	56,923	50,255
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	1,923,893	117,523	239,423	23,976	1,544,113	(101,193)
Net realized short-term capital gain distributions from investments in portfolio shares	9,413	8,481	—	—	484,151	22,675
Net realized long-term capital gain distributions from investments in portfolio shares	1,670,876	—	21,341	—	1,794,318	556,174
Net realized gain (loss) on investments in portfolio shares	3,604,182	126,004	260,764	23,976	3,822,582	477,656
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	201,037	(90,737)	(425,391)	(283,572)	(3,760,548)	355,265
Net increase (decrease) in net assets from operations	$4,216,495	$37,114	$(66,883)	$(7,613)	$118,957	$883,176

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	VANGUARD VARIABLE INSURANCE FUND (continued)	VARIABLE INSURANCE TRUST	VIRTUS VARIABLE INSURANCE TRUST			VIRTUS VARIABLE INSURANCE TRUST (continued)
	TOTAL STOCK MARKET INDEX	BARRIER (y)*	INTERNATIONAL	MULTI-SECTOR FIXED INCOME	EQUITY TREND (ai)	REAL ESTATE SECURITIES
Changes from operations:
Net investment income (expense)	$411,276	$1,847	$97,744	$251,983	$56,923	$50,255
Net realized gain (loss) on investments in portfolio shares	3,604,182	126,004	260,764	23,976	3,822,582	477,656
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	201,037	(90,737)	(425,391)	(283,572)	(3,760,548)	355,265
Net increase (decrease) in net assets from operations	4,216,495	37,114	(66,883)	(7,613)	118,957	883,176
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	3,373,659	9,012	48,742	21,815	11,928,717	212,990
Contract redemptions	(1,852,232)	(26,670)	(217,976)	(101,135)	(4,902,687)	(146,512)
Net transfers	10,029,872	(774,547)	(527,343)	2,502,016	5,534,819	2,639,748
Net increase (decrease) in net assets from contract owners' transactions	11,551,299	(792,205)	(696,577)	2,422,696	12,560,849	2,706,226
Net increase (decrease) in net assets	15,767,794	(755,091)	(763,460)	2,415,083	12,679,806	3,589,402
Net assets, beginning of period	30,419,383	983,596	2,836,652	3,191,015	17,392,739	2,199,323
Net assets, end of period	$46,187,177	$228,505	$2,073,192	$5,606,098	$30,072,545	$5,788,725

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	WELLS FARGO VT FUNDS (aj)*			WILSHIRE VARIABLE INSURANCE TRUST
	DISCOVERY	OPPORTUNITY	SMALL CAP VALUE	2015 ETF	2035 ETF	EQUITY (z)*	INCOME (z)*	INTERNATIONAL EQUITY (z)*
Investment income:
Income dividends from investments in portfolio shares	$—	$280	$2,372	$1,704	$3,412	$—	$—	$—
Expenses:
Mortality and expense risk fees	1,521	33	—	—	—	—	—	—
Net investment income (expense)	(1,521)	247	2,372	1,704	3,412	—	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	188,012	43,440	112,309	1,643	1,122	10,784	1,280	479
Net realized short-term capital gain distributions from investments in portfolio shares	442,553	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	878,743	—	—	2,753	1,160	—	—	—
Net realized gain (loss) on investments in portfolio shares	1,509,308	43,440	112,309	4,396	2,282	10,784	1,280	479
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,699,447)	7,098	(81,614)	(710)	8,810	(6,283)	5,221	(470)
Net increase (decrease) in net assets from operations	$(191,660)	$50,785	$33,067	$5,390	$14,504	$4,501	$6,501	$9

	WELLS FARGO VT FUNDS (aj)*			WILSHIRE VARIABLE INSURANCE TRUST
	DISCOVERY	OPPORTUNITY	SMALL CAP VALUE	2015 ETF	2035 ETF	EQUITY (z)*	INCOME (z)*	INTERNATIONAL EQUITY (z)*
Changes from operations:
Net investment income (expense)	$(1,521)	$247	$2,372	$1,704	$3,412	$—	$—	$—
Net realized gain (loss) on investments in portfolio shares	1,509,308	43,440	112,309	4,396	2,282	10,784	1,280	479
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,699,447)	7,098	(81,614)	(710)	8,810	(6,283)	5,221	(470)
Net increase (decrease) in net assets from operations	(191,660)	50,785	33,067	5,390	14,504	4,501	6,501	9
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	148,928	235	26,221	—	2	—	—	—
Contract redemptions	(302,833)	(42,101)	(75,628)	(4,561)	(20,528)	(155)	(4,501)	(8)
Net transfers	(4,947,129)	108,168	115,417	(31,237)	(4,666)	(67,778)	(133,082)	(6,558)
Net increase (decrease) in net assets from contract owners' transactions	(5,101,034)	66,302	66,010	(35,798)	(25,192)	(67,933)	(137,583)	(6,566)
Net increase (decrease) in net assets	(5,292,694)	117,087	99,077	(30,408)	(10,688)	(63,432)	(131,082)	(6,557)
Net assets, beginning of period	10,948,568	460,290	584,549	133,956	303,823	63,432	131,082	6,557
Net assets, end of period	$5,655,874	$577,377	$683,626	$103,548	$293,135	$—	$—	$—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2014

	WILSHIRE VARIABLE INSURANCE TRUST (continued)
	SMALL CAP (z)*	SOCIALLY RESPONSIBLE (z)*	COMBINED TOTAL
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$45,960,387
Expenses:
Mortality and expense risk fees	—	—	227,080
Net investment income (expense)	—	—	45,733,307
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	9,548	2,985	51,571,607
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	16,378,009
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	44,815,025
Net realized gain (loss) on investments in portfolio shares	9,548	2,985	112,764,641
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(12,231)	(1,083)	(67,555,287)
Net increase (decrease) in net assets from operations	$(2,683)	$1,902	$90,942,661

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	WILSHIRE VARIABLE INSURANCE TRUST (continued)
	SMALL CAP (z)*	SOCIALLY RESPONSIBLE (z)*	COMBINED TOTAL
Changes from operations:
Net investment income (expense)	$—	$—	$45,733,307
Net realized gain (loss) on investments in portfolio shares	9,548	2,985	112,764,641
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(12,231)	(1,083)	(67,555,287)
Net increase (decrease) in net assets from operations	(2,683)	1,902	90,942,661
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	790,465,203
Contract redemptions	(993)	(5,225)	(217,778,207)
Net transfers	(160,952)	(25,513)	28
Net increase (decrease) in net assets from contract owners' transactions	(161,945)	(30,738)	572,687,024
Net increase (decrease) in net assets	(164,628)	(28,836)	663,629,685
Net assets, beginning of period	164,628	28,836	2,077,456,733
Net assets, end of period	$—	$—	$2,741,086,418

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements

Years Ended December 31, 2015 and 2014

(1)  General

Jefferson National Life Annuity Account G ("Account G") was established on January 18, 1996 by the Jefferson National Life Insurance Company ("Company") and commenced operations on April 29, 1998. The Company is a wholly-owned subsidiary of Jefferson National Financial Corporation ("JNFC"). Account G is used as a funding vehicle for several flexible premium deferred annuity contracts issued by the Company. The products that are funded through Account G are Monument and Monument Advisor, which are registered under the Securities Act of 1933. Account G is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The operations of Account G are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. The Monument product was no longer offered effective December 13, 2005.

JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment adviser and is 100% owned by JNFC. JNF serves as adviser to the Northern Lights JNF portfolios, but sub-advises the investment management of these portfolios to an unaffiliated registered investment adviser.

Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. Currently, however, there are no legal proceedings to which Account G is a party or to which the assets of Account G are subject. Neither the Company nor Jefferson National Financial Securities Corporation, the distributor of the Account G's contracts, is involved in any litigation that is of material importance in relation to total assets or to Account G.

The following variable account investment options are available with only certain variable annuities offered through Account G:

ADVISORS PREFERRED TRUST

Gold Bullion Strategy Portfolio

THE ALGER PORTFOLIOS

Capital Appreciation Portfolio

Large Cap Growth Portfolio

Mid Cap Growth Portfolio

AB VARIABLE PRODUCTS SERIES FUND, INC.

Dynamic Asset Allocation Portfolio Class B

Global Thematic Growth Portfolio Class B

Growth and Income Portfolio Class A

International Growth Portfolio Class B

International Value Portfolio Class B

Small-Mid Cap Value Portfolio Class B

ALPS VARIABLE INVESTMENT TRUST

ALPS/Alerian Energy Infrastructure

ALPS/Red Rock Listed Private Equity

Ibbotson Aggressive Growth EFT Asset Allocation

Ibbotson Balanced EFT Asset Allocation

Ibbotson Conservative EFT Asset Allocation

Ibbotson Growth EFT Asset Allocation

Income & Growth EFT Asset Allocation

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

Balanced Fund

Income & Growth Fund

Inflation Protection Fund

International Fund

Large Company Value Fund

Ultra Fund

Value Fund

AMERICAN FUNDS INSURANCE SERIES

Asset Allocation Fund

Blue Chip Income and Growth Fund

Bond Fund

Global Bond Fund

Growth Fund

Growth-Income Fund

High-Income Bond Fund

International Fund

Managed Risk Asset Allocation Fund

Managed Risk Blue Chip Income & Growth Fund

Mortgage Fund

New World Fund

BLACKROCK VARIABLE SERIES FUNDS

Equity Dividend Fund

Global Allocation Fund

High Yield Fund

iShares® Dynamic Fixed Income Fund

iShares® Alternative Strategies Fund

Large Cap Core Fund

Large Cap Growth Fund

Large Cap Value Fund

Total Return Fund

U.S. Government Bond Fund

CALVERT VARIABLE PRODUCTS

SRI Balanced Fund

COLUMBIA MANAGEMENT INVESTMENT ADVISORS, LLC

AQR Managed Futures Strategy Portfolio

Select Large-Cap Value Portfolio

Select Smaller-Cap Value Portfolio

Seligman Global Technology Portfolio

CREDIT SUISSE FUNDS

Commodity Return Strategy Portfolio

DFA INVESTMENTS DIMENSIONS GROUP, INC.

VA Global Bond Portfolio

VA Global Moderate Allocation Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Short-Term Fixed Portfolio

VA U.S. Large Value Portfolio

VA U.S. Targeted Value Portfolio

DELAWARE VIP TRUST

Small Cap Value Series

DREYFUS VARIABLE INVESTMENT FUND

International Value Fund

THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio

Socially Responsible Growth Fund

Stock Index Fund

EATON VANCE VARIABLE TRUST

Floating-Rate Income Fund

Large-Cap Value Fund

FEDERATED INSURANCE SERIES

High Income Bond Fund II

Kaufmann Fund II

Managed Volatility Fund II

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

FIDELITY VARIABLE INSURANCE PRODUCTS – Service Class II

Balanced Portfolio

Contrafund Portfolio

Disciplined Small Cap Portfolio

Equity-Income Portfolio

Growth Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

High Income Portfolio

International Capital Appreciation Portfolio

Investment Grade Bond Portfolio

Mid Cap Portfolio

Overseas Portfolio

Real Estate Portfolio

Strategic Income Portfolio

Value Portfolio

FIRST EAGLE VARIABLE FUNDS

Overseas Variable Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Global Real Estate II Fund

High Income II Fund

Income II Fund

Mutual Shares II Fund

Rising Dividends II Fund

Strategic Income II Fund

Templeton Global Bond II Fund

U.S. Government Securities II Fund

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Multi-Strategy Alternatives Fund

Strategic Income Fund

GUGGENHEIM VARIABLE INSURANCE FUNDS

CLS AdvisorOne Global Diversified Equity Fund

CLS AdvisorOne Growth and Income Fund

Floating Rate Strategies Fund

Global Managed Futures Strategy Fund

High Yield Fund

Long Short Equity Fund

Macro Opportunities Fund

Multi-Hedge Strategies Fund

Small Cap Value Fund

StylePlus Large Growth Fund

StylePlus Mid Growth Fund

U.S. Total Return Bond

Rydex Banking Fund

Rydex Basic Materials Fund

Rydex Biotechnology Fund

Rydex Commodities Strategy Fund

Rydex Consumer Products Fund

Rydex  Dow 2X Strategy Fund

Rydex Electronics Fund

Rydex Energy Fund

Rydex Energy Services Fund

Rydex Europe 1.25X Strategy Fund

Rydex Financial Services Fund

Rydex  Government Long Bond 1.2X Strategy Fund

Rydex Health Care Fund

Rydex High Yield Fund

Rydex Internet Fund

Rydex Inverse Dow 2X Strategy Fund

Rydex Inverse Government Long Bond Strategy Fund

Rydex Inverse Mid-Cap Strategy Fund

Rydex Inverse NASDAQ-100® Strategy Fund

Rydex Inverse Russell 2000® Strategy Fund

Rydex Inverse S&P 500 Strategy Fund

Rydex Japan 2X Strategy Fund

Rydex  Leisure Fund

Rydex  Mid Cap 1.5X Strategy Fund

Rydex NASDAQ-100® 2X Strategy Fund

Rydex NASDAQ-100® Strategy Fund

Rydex  Nova Fund

Rydex Precious Metals Fund

Rydex  Real Estate Fund

Rydex  Retailing Fund

Rydex Russell 2000® 1.5X Strategy Fund

Rydex Russell 2000® 2X Strategy Fund

Rydex S&P 500 2X Strategy Fund

Rydex S&P 500 Pure Growth Fund

Rydex S&P 500 Pure Value Fund

Rydex S&P MidCap 400 Pure Growth Fund

Rydex  S&P MidCap 400 Pure Value Fund

Rydex S&P SmallCap 600 Pure Growth Fund

Rydex  S&P SmallCap 600 Pure Value Fund

Rydex Strengthening Dollar 2X Strategy Fund

Rydex  Technology Fund

Rydex  Telecommunications Fund

Rydex Transportation Fund

Rydex Utilities Fund

Rydex Weakening Dollar 2X Strategy Fund

INVESCO VARIABLE INSURANCE FUNDS

Balanced-Risk Allocation Fund Series II

Comstock Fund Series I

Core Equity Fund Series I

Diversified Dividend Fund Series I

Equity and Income Fund Series I

Global Health Care Fund Series I

Global Real Estate Fund Series I

Government Securities Fund Series I

Growth and Income Fund Series I

High Yield Fund Series I

International Growth Fund Series I

Mid Cap Core Equity Fund Series II

Money Market Fund I

Technology Fund Series I

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.

Asset Strategy Portfolio

Balanced Portfolio

Bond Portfolio

Energy Portfolio

Global Bond Portfolio

Global Natural Resources Portfolio

High Income Portfolio

Limited Term Bond Portfolio

Mid Cap Growth Portfolio

Science and Technology Portfolio

Value Portfolio

JANUS ASPEN SERIES – Institutional Shares

Balanced Portfolio

Enterprise Portfolio

Forty Portfolio

Global Research Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

Janus Portfolio

Overseas Portfolio

Perkins Mid Cap Value Portfolio

JANUS ASPEN SERIES – Service Shares

Flexible Bond Portfolio

JOHN HANCOCK VARIABLE INSURANCE TRUST

Emerging Markets Value Trust

JPMORGAN INSURANCE TRUST

Global Allocation Portfolio

Income Builder Portfolio

LAZARD RETIREMENT SERIES, INC.

Emerging Markets Equity Portfolio

Global Dynamic Multi-Asset Portfolio

International Equity Portfolio

US Small-Mid Cap Equity Portfolio

US Strategic Equity Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Aggressive Growth Portfolio

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Growth Portfolio

ClearBridge Variable Small Cap Growth Portfolio

Legg Mason BW Absolute Return Opportunities Portfolio

Legg Mason QS Dynamic Multi-Strategy Portfolio

Western Asset Global High Yield Bond Portfolio

LORD ABBETT SERIES FUND, INC.

Bond Debenture Portfolio

Calibrated Dividend Growth Portfolio

Growth and Income Portfolio

International Opportunities Portfolio

MFS VARIABLE INSURANCE TRUST (Service Class)

Growth Series

Value Series

NATIONWIDE VARIABLE INSURANCE TRUST

Bond Index Fund

International Index Fund

Mid Cap Index Fund

S&P 500 Index Fund

Small Cap Index Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Absolute Return Multi-Manager Portfolio

Large Cap Value Portfolio

Mid-Cap Growth Portfolio

Mid Cap Intrinsic Value Portfolio

Short Duration Bond Portfolio

Socially Responsive Portfolio

NORTHERN LIGHTS VARIABLE TRUST

7Twelve Balanced Portfolio (Class 3 and 4)

BTS Tactical Fixed Income Portfolio

Changing Parameters Portfolio

JNF SSGA Sector Rotation Portfolio

JNF SSGA Tactical Allocation Portfolio

JNF SSGA Retirement Income Portfolio

Mariner Managed Futures Strategy Portfolio Class 2

Power Income Portfolio Class 2

Probabilities Fund

TOPS Aggressive Growth ETF Portfolio (Class 1)

TOPS Balanced ETF Portfolio (Class 1)

TOPS Conservative ETF Portfolio (Class 1 & 2)

TOPS Growth ETF Portfolio (Class 1)

TOPS Managed Risk Balanced ETF Portfolio (Class 1 & 2)

TOPS Managed Risk Growth ETF Portfolio (Class 1 & 2)

TOPS Managed Risk Moderate Growth Portfolio (Class 1 & 2)

TOPS Moderate Growth EFT (Class 1)

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Core Bond Fund

Global Fund

Global Multi-Alternatives Fund

Global Strategic Income Fund

International Growth Fund

Main Street® Fund

PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio

All Asset All Authority Portfolio – Admin

All Asset All Authority Portfolio – Inst

CommodityRealReturn Strategy Portfolio

Emerging Markets Bond Portfolio

Foreign Bond Unhedged Portfolio

Foreign Bond US Dollar-Hedged Portfolio

Global Advantage Strategy Bond Portfolio

Global Bond Unhedged Portfolio

Global Multi-Asset Portfolio

High Yield Portfolio

Long-Term US Government Portfolio

Low Duration Portfolio

Real Return Portfolio

Short-Term Portfolio

Total Return Portfolio

Unconstrained Bond Portfolio

PIONEER VARIABLE CONTRACTS TRUST – Class II

Bond Portfolio

Disciplined Value Portfolio

Emerging Markets Portfolio

Equity Income Portfolio

Fund Portfolio

High Yield Portfolio

Mid Cap Value Portfolio

Strategic Income Portfolio

PROFUNDS VP

Access VP High Yield Fund

Asia 30 Fund

Banks Fund

Basic Materials Fund

Bear Fund

Biotechnology Fund

Bull Fund

Consumer Goods Fund

Consumer Services Fund

Emerging Markets Fund

Europe 30 Fund

Falling U.S. Dollar Fund

Financials Fund

Health Care Fund

Industrials Fund

International Fund

Internet Fund

Japan Fund

Large-Cap Growth Fund

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

Large-Cap Value Fund

Mid-Cap Fund

Mid-Cap Growth Fund

Mid-Cap Value Fund

Money Market Fund

NASDAQ-100 Fund

Oil & Gas Fund

Pharmaceuticals Fund

Precious Metals Fund

Real Estate Fund

Rising Rates Opportunity Fund

Semiconductor Fund

Short Emerging Markets Fund

Short International Fund

Short Mid-Cap Fund

Short NASDAQ-100 Fund

Short Small-Cap Fund

Small Cap Fund

Small-Cap Growth Fund

Small-Cap Value Fund

Technology Fund

Telecommunications Fund

U.S. Government Plus Fund

UltraBull Fund

UltraMid-Cap Fund

UltraNASDAQ-100 Fund

UltraShort NASDAQ-100 Fund

UltraSmall-Cap Fund

Utilities Fund

PUTNAM VARIABLE TRUST

Absolute Return 500 Fund

American Government Income Fund

Diversified Income Fund

Equity Income Fund

High Yield Fund

Income Fund

Voyager Fund

REDWOOD INVESTMENT MANAGEMENT

Managed Volatility Portfolio (Class I and N)

ROYCE CAPITAL FUND

Micro-Cap Portfolio

Small-Cap Portfolio

SEI INSURANCE PRODUCTS TRUST

Balanced Strategy Fund

Conservative Strategy Fund

Defensive Strategy Fund

Market Growth Strategy Fund

Market Plus Strategy Fund

Moderate Strategy Fund

T. ROWE PRICE EQUITY SERIES, INC.

Blue Chip Growth Portfolio II

Equity Income Portfolio II

Health Sciences Portfolio II

Limited-Term Bond Portfolio II

THIRD AVENUE VARIABLE SERIES TRUST

Value Portfolio

TIMOTHY PLAN VARIABLE SERIES

Conservative Growth Portfolio

Strategic Growth Portfolio

TORTOISE VARIABLE INSURANCE PORTFOLIO

MLP & Pipeline Fund

VAN ECK VIP TRUST

Emerging Markets Fund

Global Gold Fund

Global Hard Assets Fund

Unconstrained Emerging Markets Bond Fund

VANGUARD VARIABLE INSURANCE FUND

Balanced Portfolio

Capital Growth Portfolio

Diversified Value Portfolio

Equity Income Portfolio

Equity Index Portfolio

Growth Portfolio

High Yield Bond Portfolio

International Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Short-Term Investment Grade Portfolio

Small Company Growth Portfolio

Total Bond Market Index Portfolio

Total Stock Market Index Portfolio

VIRTUS VARIABLE INSURANCE TRUST

Equity Trend Series

International Series

Multi-Sector Fixed Income Series

Real Estate Securities Series

WELLS FARGO VT FUNDS

Discovery Fund

Opportunity Fund

Small Cap Value Fund

WESTCHESTER CAPITAL MANAGEMENT

Merger Fund VL

(2)  Summary of Significant Accounting Policies

BASIS OF PRESENTATION

The financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NEW ACCOUNTING PRONOUNCEMENTS

In August 2014, the Financial Accounting Standards Board ("FASB") issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity's ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

Investments in portfolio shares are valued at fair value using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income and realized gain distributions are recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account G does not hold any investments that are restricted as to resale.

Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of Account G as of the beginning of the valuation period.

FEDERAL INCOME TAXES

No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account G are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account G and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. These transfers are included in the Net Transfer line of the accompanying Statement of Changes in Net Assets.

NET TRANSFERS

The Net Transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product plus any transfer of mortality risk as defined in the Annuity Reserves section above.

BREAKAGE

Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Net contract purchase payments line in the accompanying Statement of Changes in Net Assets. Breakage resulted in gains of $43,103 and $23,599 for the years ended December 31, 2015 and 2014, respectively.

(3)  Financial Instruments and Fair Value

Account G values all investments at fair value. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs are inputs that market participants would use in pricing the investment based on available market data. Unobservable inputs are inputs that reflect Account G's assumptions about the factors market participants would use in valuing the investment based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the observability of inputs as follows:

•  Level 1 – Valuations based on quoted prices in active markets for identical investments.

•  Level 2 – Valuations based on (i) quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly; (ii) quoted prices for similar investments in active markets; and (iii) inputs other than quoted prices that are observable or inputs derived from or corroborated by market data for substantially the full term of the investment.

•  Level 3 – Valuations based on inputs that are unobservable, supported by little or no market activity, and that are significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, such as, the type of product, whether the product is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

Investments in registered investment companies are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund managers. Account G includes these prices in the amounts disclosed in Level 1 of the fair value hierarchy.

The following table presents the assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

Fair Value Measurements Using
	Total As of 12/31/2015	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Mutual Funds:
Alternative	$74,867,876	$74,867,876	$—	$—
Balanced	242,100,816	242,100,816	—	—
Bond	968,564,925	968,564,925	—	—
Money Market	432,960,034	432,960,034	—	—
Stock	1,407,164,564	1,407,164,564	—	—
	$3,138,658,215	$3,138,658,215	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

Fair Value Using NAV per share as of December 31, 2015
Investment	Fair Value using NAV	Unfunded commitment	Redemption frequency	Redemption Notice Period*	Other redemption restrictions
Mutual Funds:
Alternative	$74,867,876	N/A	Daily	None	None
Balanced	242,100,816	N/A	Daily	None	None
Bond	968,564,925	N/A	Daily	None	None
Money Market	432,960,034	N/A	Daily	None	None
Stock	1,407,164,564	N/A	Daily	None	None
	$3,138,658,215

*  Subject to portfolio managers' discretion and/or excessive trading by Company.

(4)  Purchases and Sales of Investments in Portfolio Shares

The aggregate cost of purchases of investments in portfolio shares was $5,545,534,006 and $5,178,398,674 for the years ended December 31, 2015 and 2014, respectively. The aggregate proceeds from sales of investments in portfolio shares were $4,927,778,839 and $4,498,785,538 for the years ended December 31, 2015 and 2014, respectively.

(5) Deductions and Expenses

Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The Company deducts a monthly subscription charge of $20.00 to issue and administer each Monument Advisor contract. These fees were $2,763,918 and $2,280,596 for the years ended December 31, 2015 and 2014, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

The Company deducts a total daily charge from the total investments of the Monument product, which is equivalent to an effective annual rate of 1.30 percent of the daily total net assets, consisting of the 1.15 percent for the mortality and expense risks and .15 percent for administrative expenses. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. These fees were $14,821 and $15,520 for the years ended December 31, 2015 and 2014, respectively. The administrative expenses were $1,933 and $2,024 for the years ended December 31, 2015 and 2014, respectively.

The Company deducts a total daily charge from certain low cost investments of the Monument Advisor fund, which is equivalent to the effective annual rate of .35 percent of the daily total net assets. This fee is charged on the low cost investments that do not provide the Company with the amount of revenue it requires to meet its revenue targets. These fees were $1,045,088 and $209,536 for the years ended December 31, 2015 and 2014, respectively.

Pursuant to an agreement between Account G for the Monument product and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account G, as well as a minimum death benefit prior to retirement for the contracts. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30, unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. These sales and administrative charges were $516 and $641 for the years ended December 31, 2015 and 2014, respectively.

The Company deducts a transaction fee, ranging from $19.99 to $49.99 based upon number of transactions, for any contract owner transaction in or out of certain Monument Advisor investment portfolios. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The transaction fees were $262,276 and $280,862 for the years ended December 31, 2015 and 2014, respectively.

Account G also offers, for an additional charge in the Monument Advisor product, an optional guaranteed minimum death benefit rider which provides a benefit at death if the contract value is less than the total purchase payments less partial withdrawals. These charges were $154,793 and $160,689 for the years ended December 31, 2015 and 2014, respectively. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

(6) Financial Highlights

The following table discloses total returns, investment income and expense ratios for each offered fund in Account G.

The total return is presented using the minimum and maximum expense ratio unit values and is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the product. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
AB Variable Products Series Fund, Inc.:
Dynamic Asset Allocation Portfolio
December 31, 2015	120	$12.05	$12.05	$1,446	-1.31%	-1.31%	0.76%	—	—
December 31, 2014	86	12.21	12.21	1,044	4.18%	4.18%	0.38%	—	—
December 31, 2013	33	11.72	11.72	391	11.94%	11.94%	0.24%	—	—
December 31, 2012	—	10.47	10.47	4	4.49%	4.49%	0.00%	—	—
Inception November 16	—	10.02	10.02	—
Global Thematic Growth Portfolio
December 31, 2015	33	11.99	11.99	398	2.65%	2.65%	0.00%	—	—
December 31, 2014	21	11.68	11.68	239	4.85%	4.85%	0.00%	—	—
December 31, 2013	32	11.14	11.14	359	22.96%	22.96%	0.00%	—	—
December 31, 2012	32	9.06	9.06	288	13.25%	13.25%	0.34%	—	—
December 31, 2011	8	8.00	8.00	63	-23.44%	-23.44%	0.00%	—	—
Growth and Income Portfolio
December 31, 2015	444	17.88	19.42	7,939	0.36%	1.71%	1.41%	—	1.30%
December 31, 2014	421	17.58	19.35	7,394	8.16%	9.53%	1.36%	—	1.30%
December 31, 2013	331	16.05	17.89	5,316	33.21%	34.99%	1.07%	—	1.30%
December 31, 2012	173	11.89	13.43	2,057	15.98%	17.49%	1.45%	—	1.30%
December 31, 2011	80	10.12	11.58	807	4.99%	6.30%	1.48%	—	1.30%
International Growth Portfolio
December 31, 2015	148	8.79	8.79	1,299	-2.12%	-2.12%	0.06%	—	—
December 31, 2014	168	8.98	8.98	1,510	-1.43%	-1.43%	0.00%	—	—
December 31, 2013	150	9.11	9.11	1,369	13.31%	13.31%	0.70%	—	—
December 31, 2012	86	8.04	8.04	693	15.19%	15.19%	1.50%	—	—
December 31, 2011	77	6.98	6.98	534	-16.00%	-16.00%	2.67%	—	—
International Value Portfolio
December 31, 2015	197	7.34	7.34	1,447	2.37%	2.37%	1.84%	—	—
December 31, 2014	183	7.17	7.17	1,309	-6.52%	-6.52%	3.69%	—	—
December 31, 2013	261	7.67	7.67	2,004	22.72%	22.72%	8.49%	—	—
December 31, 2012	77	6.25	6.25	483	14.26%	14.26%	1.61%	—	—
December 31, 2011	60	5.47	5.47	327	-19.44%	-19.44%	4.15%	—	—
Small Cap Growth Portfolio
December 31, 2015	52	19.94	19.94	1,037	-1.53%	-1.53%	0.00%	—	—
December 31, 2014	64	20.25	20.25	1,293	-2.08%	-2.08%	0.00%	—	—
December 31, 2013	82	20.68	20.68	1,698	45.33%	45.33%	0.00%	—	—
December 31, 2012	112	14.23	14.23	1,595	14.76%	14.76%	0.00%	—	—
December 31, 2011	117	12.40	12.40	1,448	4.20%	4.20%	0.00%	—	—
Small-Mid Cap Value Portfolio
December 31, 2015	297	18.97	18.97	5,635	-5.67%	-5.67%	0.56%	—	—
December 31, 2014	336	20.11	20.11	6,754	8.94%	8.94%	0.46%	—	—
December 31, 2013	285	18.46	18.46	5,264	37.66%	37.66%	0.40%	—	—
December 31, 2012	266	13.41	13.41	3,567	18.46%	18.46%	0.29%	—	—
December 31, 2011	265	11.32	11.32	3,002	-8.64%	-8.64%	0.25%	—	—
Advisors Preferred Trust:
Gold Bullion Strategy Portfolio
December 31, 2015	274	7.88	7.88	2,163	-12.35%	-12.35%	0.00%	—	—
December 31, 2014	152	8.99	8.99	1,363	-3.54%	-3.54%	0.00%	—	—
December 31, 2013	41	9.32	9.32	379	-6.80%	-6.80%	0.00%	—	—
Inception Nov 15, 2013	—	10.00	10.00	—
The Alger Portfolios:
Capital Appreciation Portfolio
December 31, 2015	486	34.96	53.58	17,013	4.83%	6.20%	0.09%	—	1.30%
December 31, 2014	409	32.92	51.11	13,484	12.28%	13.75%	0.10%	—	1.30%
December 31, 2013	396	28.94	45.52	11,479	33.45%	35.17%	0.46%	—	1.30%
December 31, 2012	260	21.41	34.11	5,589	16.78%	18.35%	1.09%	—	1.30%
December 31, 2011	222	18.09	29.21	4,055	-1.62%	-0.33%	0.11%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
The Alger Portfolios: (continued)
Large Cap Growth Portfolio
December 31, 2015	101	$22.41	$28.74	$2,273	0.38%	1.72%	0.00%	—	1.30%
December 31, 2014	161	22.03	28.63	3,557	9.57%	10.98%	0.18%	—	1.30%
December 31, 2013	169	19.85	26.13	3,362	33.32%	35.03%	1.23%	—	1.30%
December 31, 2012	106	14.70	19.60	1,566	8.47%	9.87%	1.43%	—	1.30%
December 31, 2011	75	13.38	18.07	1,005	-1.63%	-0.30%	1.03%	—	1.30%
Mid Cap Growth Portfolio
December 31, 2015	38	20.01	36.11	795	-2.83%	-1.53%	0.00%	—	1.30%
December 31, 2014	66	20.32	37.16	1,378	6.60%	7.97%	0.00%	—	1.30%
December 31, 2013	70	18.82	34.86	1,360	34.08%	35.88%	0.41%	—	1.30%
December 31, 2012	35	13.85	26.00	516	14.74%	16.19%	0.00%	—	1.30%
December 31, 2011	44	11.92	22.66	548	-9.47%	-8.31%	0.31%	—	1.30%
Small Cap Growth Portfolio
December 31, 2015	6	23.62	24.74	158	-4.57%	-3.32%	0.00%	—	1.30%
December 31, 2014	12	24.75	25.59	315	-0.88%	0.43%	0.00%	—	1.30%
December 31, 2013	14	24.97	25.48	356	32.54%	34.32%	0.00%	—	1.30%
December 31, 2012	15	18.84	18.97	282	11.02%	12.45%	0.00%	—	1.30%
December 31, 2011	15	16.87	16.97	253	-4.39%	-3.16%	0.00%	—	1.30%
ALPS Variable Investment Trust:
ALPS/Alerian Energy Infrastructure Portfolio
December 31, 2015	871	7.45	7.45	6,486	-37.92%	-37.92%	0.90%	—	—
December 31, 2014	594	12.00	12.00	7,122	11.94%	11.94%	0.14%	—	—
December 31, 2013	311	10.72	10.72	3,337	8.83%	8.83%	0.00%	—	—
Inception May 1	—	9.85	9.85	—
ALPS/Red Rocks Listed Private Equity Portfolio
December 31, 2015	26	9.25	9.25	240	-7.04%	-7.04%	0.16%	—	—
Inception May 1, 2015	—	9.95	9.95	—
ALPS Variable Investment Trust:
Ibbotson ETF Asset Allocation Series:
Aggressive Growth Portfolio
December 31, 2015	45	12.62	12.62	562	-2.85%	-2.85%	1.49%	—	—
December 31, 2014	30	12.99	12.99	388	4.51%	4.51%	0.65%	—	—
December 31, 2013	45	12.43	12.43	554	18.04%	18.04%	4.89%	—	—
December 31, 2012	4	10.53	10.53	44	14.21%	14.21%	3.97%	—	—
December 31, 2011	1	9.22	9.22	5	-5.05%	-5.05%	0.20%	—	—
Balanced Portfolio
December 31, 2015	652	12.91	12.91	8,420	-2.27%	-2.27%	1.99%	—	—
December 31, 2014	398	13.21	13.21	5,252	4.51%	4.51%	1.36%	—	—
December 31, 2013	281	12.64	12.64	3,556	11.86%	11.86%	1.56%	—	—
December 31, 2012	235	11.30	11.30	2,649	10.89%	10.89%	1.46%	—	—
December 31, 2011	247	10.19	10.19	2,515	-0.97%	-0.97%	1.00%	—	—
Conservative Portfolio
December 31, 2015	178	12.15	12.15	2,164	-1.22%	-1.22%	0.98%	—	—
December 31, 2014	360	12.30	12.30	4,446	2.76%	2.76%	1.03%	—	—
December 31, 2013	344	11.97	11.97	4,122	2.57%	2.57%	1.37%	—	—
December 31, 2012	303	11.67	11.67	3,535	5.23%	5.23%	1.85%	—	—
December 31, 2011	148	11.09	11.09	1,640	3.16%	3.16%	1.22%	—	—
Growth Portfolio
December 31, 2015	391	12.89	12.89	5,037	-2.50%	-2.50%	1.48%	—	—
December 31, 2014	281	13.22	13.22	3,714	4.59%	4.59%	1.15%	—	—
December 31, 2013	175	12.64	12.64	2,216	16.50%	16.50%	1.32%	—	—
December 31, 2012	151	10.85	10.85	1,643	12.90%	12.90%	1.26%	—	—
December 31, 2011	161	9.61	9.61	1,546	-3.61%	-3.61%	1.60%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Ibbotson ETF Asset Allocation Series: (continued)
Income and Growth Portfolio
December 31, 2015	150	$12.51	$12.51	$1,873	-1.73%	-1.73%	1.42%	—	—
December 31, 2014	182	12.73	12.73	2,318	3.33%	3.33%	1.22%	—	—
December 31, 2013	153	12.32	12.32	1,879	7.32%	7.32%	1.48%	—	—
December 31, 2012	146	11.48	11.48	1,674	7.89%	7.89%	1.66%	—	—
December 31, 2011	61	10.64	10.64	653	1.04%	1.04%	0.84%	—	—
American Century Variable Portfolios, Inc.:
Balanced Fund
December 31, 2015	262	18.63	18.63	4,885	-2.56%	-2.56%	1.80%	—	—
December 31, 2014	122	19.12	19.12	2,327	9.89%	9.89%	1.45%	—	—
December 31, 2013	129	17.40	17.40	2,238	17.41%	17.41%	1.59%	—	—
December 31, 2012	133	14.82	14.82	1,971	11.76%	11.76%	2.24%	—	—
December 31, 2011	70	13.26	13.26	932	5.32%	5.32%	1.85%	—	—
Income & Growth Fund
December 31, 2015	333	18.22	18.97	6,317	-6.80%	-5.62%	2.12%	—	1.30%
December 31, 2014	326	19.55	20.10	6,542	11.02%	12.54%	2.11%	—	1.30%
December 31, 2013	234	17.61	17.86	4,174	34.12%	35.82%	2.20%	—	1.30%
December 31, 2012	340	13.13	13.15	4,471	13.19%	14.75%	2.56%	—	1.30%
December 31, 2011	67	11.46	11.60	774	1.84%	3.06%	1.47%	—	1.30%
Inflation Protection Fund
December 31, 2015	342	13.04	14.14	4,830	-3.76%	-2.48%	1.74%	—	1.30%
December 31, 2014	223	13.55	14.50	3,235	1.96%	3.35%	1.37%	—	1.30%
December 31, 2013	199	13.29	14.03	2,792	-9.65%	-8.48%	1.69%	—	1.30%
December 31, 2012	428	14.71	15.33	6,569	5.98%	7.35%	2.47%	—	1.30%
December 31, 2011	409	13.88	14.28	5,838	10.33%	11.74%	3.77%	—	1.30%
International Fund
December 31, 2015	151	14.88	17.87	2,701	-0.53%	0.73%	0.35%	—	1.30%
December 31, 2014	121	14.96	17.74	2,146	-6.73%	-5.49%	1.61%	—	1.30%
December 31, 2013	94	16.04	18.77	1,771	20.87%	22.44%	1.80%	—	1.30%
December 31, 2012	116	13.27	15.33	1,783	19.55%	21.19%	0.76%	—	1.30%
December 31, 2011	88	11.10	12.65	1,110	-13.15%	-12.09%	1.22%	—	1.30%
Large Company Value Fund
December 31, 2015	324	13.25	13.25	4,293	-3.92%	-3.92%	1.51%	—	—
December 31, 2014	124	13.79	13.79	1,715	12.94%	12.94%	1.43%	—	—
December 31, 2013	78	12.21	12.21	948	31.29%	31.29%	1.55%	—	—
December 31, 2012	63	9.30	9.30	581	16.40%	16.40%	2.02%	—	—
December 31, 2011	47	7.99	7.99	377	1.14%	1.14%	2.05%	—	—
Mid Cap Value Fund
December 31, 2015	424	21.60	21.60	9,170	-1.46%	-1.46%	1.61%	—	—
December 31, 2014	688	21.92	21.92	15,070	16.47%	16.47%	1.15%	—	—
December 31, 2013	474	18.82	18.82	8,930	30.06%	30.06%	1.26%	—	—
December 31, 2012	364	14.47	14.47	5,272	16.32%	16.32%	2.12%	—	—
December 31, 2011	125	12.44	12.44	1,557	-0.64%	-0.64%	1.50%	—	—
Ultra Fund
December 31, 2015	91	19.61	19.61	1,778	6.23%	6.23%	0.32%	—	—
December 31, 2014	36	18.46	18.46	655	10.01%	10.01%	0.30%	—	—
December 31, 2013	97	16.78	16.78	1,626	37.09%	37.09%	0.46%	—	—
December 31, 2012	55	12.24	12.24	669	13.86%	13.86%	0.00%	—	—
December 31, 2011	116	10.75	10.75	1,251	1.13%	1.13%	0.00%	—	—
Value Fund
December 31, 2015	368	20.03	24.80	7,377	-5.13%	-3.89%	2.06%	—	1.30%
December 31, 2014	415	20.84	26.14	8,645	11.61%	13.08%	1.59%	—	1.30%
December 31, 2013	266	18.43	23.42	4,912	30.04%	31.74%	1.67%	—	1.30%
December 31, 2012	187	13.99	18.01	2,617	13.06%	14.58%	1.91%	—	1.30%
December 31, 2011	195	12.21	15.93	2,386	-0.25%	0.99%	2.02%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
American Funds Insurance Series:
Asset Allocation Fund
December 31, 2015	1,101	$10.89	$10.89	$11,989	1.11%	1.11%	2.94%	—	—
December 31, 2014	345	10.77	10.77	3,715	5.18%	5.18%	3.15%	—	—
December 31, 2013	14	10.24	10.24	139	1.99%	1.99%	2.12%	—	—
Inception Nov 15, 2013	—	10.04	10.04	—
Blue Chip Income and Growth Fund
December 31, 2015	220	11.58	11.58	2,546	-3.18%	-3.18%	2.01%	—	—
December 31, 2014	169	11.96	11.96	2,026	15.11%	15.11%	4.83%	—	—
December 31, 2013	10	10.39	10.39	105	3.69%	3.69%	1.96%	—	—
Inception Nov 15, 2013	—	10.02	10.02	—
Bond Fund
December 31, 2015	670	10.43	10.43	6,992	0.00%	0.00%	2.90%	—	—
December 31, 2014	572	10.43	10.43	5,966	5.14%	5.14%	4.36%	—	—
December 31, 2013	7	9.92	9.92	69	-0.80%	-0.80%	1.81%	—	—
Inception Nov 15, 2013	—	10.00	10.00	—
Global Bond Fund
December 31, 2015	118	9.68	9.68	1,141	-4.25%	-4.25%	0.03%	—	—
December 31, 2014	53	10.11	10.11	536	1.20%	1.20%	2.53%	—	—
December 31, 2013	1	9.99	9.99	10	-0.20%	-0.20%	0.00%	—	—
Inception Nov 15, 2013	—	10.01	10.01	—
Growth Fund
December 31, 2015	664	12.00	12.00	7,968	6.57%	6.57%	1.12%	—	—
December 31, 2014	203	11.26	11.26	2,285	8.17%	8.17%	2.14%	—	—
December 31, 2013	10	10.41	10.41	100	3.48%	3.48%	0.76%	—	—
Inception Nov 15	—	10.06	10.06	—
Growth-Income Fund
December 31, 2015	644	11.65	11.65	7,504	1.22%	1.22%	2.40%	—	—
December 31, 2014	214	11.51	11.51	2,467	10.35%	10.35%	2.39%	—	—
December 31, 2013	10	10.43	10.43	108	3.88%	3.88%	1.30%	—	—
Inception Nov 15	—	10.04	10.04	—
High-Income Bond Fund
December 31, 2015	63	9.39	9.39	591	-7.40%	-7.40%	2.75%	—	—
December 31, 2014	29	10.14	10.14	295	0.30%	0.30%	2.05%	—	—
December 31, 2013	9	10.11	10.11	93	1.00%	1.00%	6.45%	—	—
Inception Nov 15	—	10.01	10.01	—
International Fund
December 31, 2015	719	9.74	9.74	7,009	-4.79%	-4.79%	1.95%	—	—
December 31, 2014	283	10.23	10.23	2,891	-2.85%	-2.85%	2.37%	—	—
December 31, 2013	17	10.53	10.53	182	4.46%	4.46%	1.16%	—	—
Inception Nov 15, 2013	—	10.08	10.08	—
Managed Risk Asset Allocation Fund
December 31, 2015	102	10.41	10.41	1,064	-1.05%	-1.05%	1.69%	—	—
December 31, 2014	79	10.52	10.52	836	2.94%	2.94%	0.10%	—	—
December 31, 2013	15	10.22	10.22	149	1.89%	1.89%	3.03%	—	—
Inception Nov 15, 2013	—	10.03	10.03	—
Managed Risk Blue Chip Income and Growth Fund
December 31, 2015	32	10.37	10.37	329	-7.49%	-7.49%	0.22%	—	—
December 31, 2014	59	11.21	11.21	662	8.10%	8.10%	10.67%	—	—
December 31, 2013	2	10.37	10.37	20	3.39%	3.39%	1.51%	—	—
Inception Nov 15, 2013	—	10.03	10.03	—
Managed Risk Growth Fund
December 31, 2015	28	10.63	10.63	295	0.66%	0.66%	0.00%	—	—
December 31, 2014	20	10.56	10.56	216	1.83%	1.83%	1.13%	—	—
December 31, 2013	1	10.37	10.37	15	3.18%	3.18%	0.67%	—	—
Inception Nov 15, 2013	—	10.05	10.05	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
American Funds Insurance Series: (continued)
Managed Risk Growth-Income Fund
December 31, 2015	22	$10.47	$10.47	$232	-3.68%	-3.68%	0.04%	—	—
December 31, 2014	41	10.87	10.87	449	4.42%	4.42%	2.04%	—	—
December 31, 2013	4	10.41	10.41	37	3.69%	3.69%	1.54%	—	—
Inception Nov 15, 2013	—	10.04	10.04	—
Managed Risk International Fund
December 31, 2015	6	9.23	9.23	53	-6.48%	-6.48%	0.02%	—	—
December 31, 2014	10	9.87	9.87	98	-5.73%	-5.73%	2.63%	—	—
December 31, 2013	—	10.47	10.47	2	4.08%	4.08%	0.00%	—	—
Inception Nov 15, 2013	—	10.06	10.06	—
Mortgage Fund
December 31, 2015	583	10.56	10.56	6,151	1.64%	1.64%	4.54%	—	—
December 31, 2014	39	10.39	10.39	409	4.95%	4.95%	2.89%	—	—
December 31, 2013	—	9.90	9.90	—	-1.10%	-1.10%	0.00%	—	—
Inception Nov 15, 2013	—	10.01	10.01	—
New World Fund
December 31, 2015	125	9.51	9.51	1,185	-5.37%	-5.37%	1.30%	—	—
Inception July 31, 2015	—	10.05	10.05	—
BlackRock Variable Series Funds:
Capital Appreciation Fund
December 31, 2015	7	17.62	17.62	130	6.59%	6.59%	0.00%	—	—
December 31, 2014	11	16.53	16.53	176	8.54%	8.54%	0.00%	—	—
December 31, 2013	13	15.23	15.23	205	33.36%	33.36%	0.00%	—	—
December 31, 2012	6	11.42	11.42	70	13.63%	13.63%	1.05%	—	—
December 31, 2011	—	10.05	10.05	—	1.01%	1.01%	0.00%	—	—
Inception November 18, 2011		9.95	9.95
Equity Dividend Fund
December 31, 2015	258	15.71	15.71	4,057	-0.82%	-0.82%	1.44%	—	—
December 31, 2014	286	15.84	15.84	4,531	9.09%	9.09%	1.59%	—	—
December 31, 2013	282	14.52	14.52	4,092	24.10%	24.10%	1.77%	—	—
December 31, 2012	240	11.70	11.70	2,812	11.85%	11.85%	2.70%	—	—
December 31, 2011	43	10.46	10.46	448	4.50%	4.50%	6.81%	—	—
Inception November 18, 2011	—	10.01	10.01
Global Allocation Fund
December 31, 2015	1,242	12.69	12.69	15,758	-1.01%	-1.01%	1.09%	—	—
December 31, 2014	1,298	12.82	12.82	16,632	1.99%	1.99%	2.59%	—	—
December 31, 2013	736	12.57	12.57	9,256	14.38%	14.38%	1.66%	—	—
December 31, 2012	247	10.99	10.99	2,711	10.01%	10.01%	2.74%	—	—
December 31, 2011	21	9.99	9.99	210	0.00%	0.00%	5.08%	—	—
Inception November 18, 2011	—	9.99	9.99
High Yield Fund
December 31, 2015	854	11.95	11.95	10,159	-3.78%	-3.78%	4.80%	—	—
December 31, 2014	1,226	12.42	12.42	15,235	2.48%	2.48%	5.12%	—	—
December 31, 2013	1,412	12.12	12.12	17,112	9.09%	9.09%	5.61%	—	—
December 31, 2012	1,341	11.11	11.11	14,898	10.66%	10.66%	5.45%	—	—
Inception February 3, 2012		10.04	10.04
iShares® Alternative Strategies Fund
December 31, 2015	18	9.46	9.46	167	-5.59%	-5.59%	8.85%	—	—
Inception May 1, 2015	—	10.02	10.02	—
iShares® Dynamic Fixed Income Fund
December 31, 2015	32	9.57	9.57	305	-2.35%	-2.35%	8.16%	—	—
Inception May 1, 2015	—	9.80	9.80	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
BlackRock Variable Series Funds: (continued)
Large Cap Core Fund
December 31, 2015	44	$17.39	$17.39	$766	0.23%	0.23%	1.09%	—	—
December 31, 2014	42	17.35	17.35	730	12.08%	12.08%	1.13%	—	—
December 31, 2013	12	15.48	15.48	180	33.22%	33.22%	0.89%	—	—
December 31, 2012	4	11.62	11.62	51	12.38%	12.38%	5.26%	—	—
December 31, 2011	—	10.34	10.34	—	3.50%	3.50%	0.00%	—	—
Inception November 18, 2011	—	9.99	9.99
Large Cap Growth Fund
December 31, 2015	53	18.43	18.43	969	2.50%	2.50%	0.53%	—	—
December 31, 2014	54	17.98	17.98	967	13.94%	13.94%	0.44%	—	—
December 31, 2013	28	15.78	15.78	438	33.62%	33.62%	0.82%	—	—
December 31, 2012	16	11.81	11.81	191	14.77%	14.77%	3.42%	—	—
December 31, 2011	—	10.29	10.29	—	3.21%	3.21%	0.00%	—	—
Inception November 18, 2011	—	9.97	9.97	—
Large Cap Value Fund
December 31, 2015	33	17.25	17.25	562	-2.10%	-2.10%	0.81%	—	—
December 31, 2014	33	17.62	17.62	576	11.73%	11.73%	1.34%	—	—
December 31, 2013	20	15.77	15.77	316	33.08%	33.08%	1.55%	—	—
December 31, 2012	5	11.85	11.85	63	13.29%	13.29%	1.02%	—	—
December 31, 2011	—	10.46	10.46	—	4.29%	4.29%	0.00%	—	—
Inception November 18, 2011	—	10.03	10.03	—
Total Return Fund
December 31, 2015	718	11.01	11.01	7,895	-0.09%	-0.09%	1.81%	—	—
December 31, 2014	664	11.02	11.02	7,317	6.27%	6.27%	2.51%	—	—
December 31, 2013	266	10.37	10.37	2,756	-1.33%	-1.33%	2.75%	—	—
December 31, 2012	33	10.51	10.51	345	5.10%	5.10%	3.23%	—	—
December 31, 2011	—	10.00	10.00	—	0.20%	0.20%	0.00%	—	—
Inception November 18, 2011	—	9.98	9.98	—
U.S. Government Bond Fund
December 31, 2015	131	10.34	10.34	1,354	0.10%	0.10%	1.81%	—	—
December 31, 2014	59	10.33	10.33	614	5.52%	5.52%	1.99%	—	—
December 31, 2013	11	9.79	9.79	107	-3.26%	-3.26%	2.08%	—	—
December 31, 2012	3	10.12	10.12	29	1.61%	1.61%	2.06%	—	—
Inception February 3, 2012	—	9.96	9.96	—
Calvert Variable Products:
SRI Balanced Portfolio
December 31, 2015	31	10.46	10.46	324	-2.52%	-2.52%	0.00%	—	—
December 31, 2014	3	10.73	10.73	33	7.09%	7.09%	0.90%	—	—
Inception May 1, 2014		10.02	10.02					—	—
Columbia Funds Variable Series Trust:
AQR Managed Futures Strategy Portfolio
December 31, 2015	91	9.99	9.99	908	-0.10%	-0.10%	0.00%	—	—
Inception December 18, 2015	—	10.00	10.00	—
Select Large-Cap Value Portfolio
December 31, 2015	124	15.91	15.91	1,966	-4.90%	-4.90%	0.00%	—	—
December 31, 2014	139	16.73	16.73	2,330	11.46%	11.46%	0.00%	—	—
December 31, 2013	118	15.01	15.01	1,774	38.09%	38.09%	0.00%	—	—
December 31, 2012	162	10.87	10.87	1,757	18.54%	18.54%	0.00%	—	—
December 31, 2011	125	9.17	9.17	1,147	-8.39%	-8.39%	0.00%	—	—
Inception March 14, 2011	—	10.01	10.01	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Columbia Funds Variable Series Trust: (continued)
Select Smaller-Cap Value Portfolio
December 31, 2015	318	$15.87	$15.87	$5,053	-3.05%	-3.05%	0.00%	—	—
December 31, 2014	169	16.37	16.37	2,771	6.02%	6.02%	0.00%	—	—
December 31, 2013	215	15.44	15.44	3,322	48.60%	48.60%	0.00%	—	—
December 31, 2012	47	10.39	10.39	491	17.93%	17.93%	0.00%	—	—
December 31, 2011	9	8.81	8.81	77	-11.19%	-11.19%	0.00%	—	—
Inception March 14, 2011	—	9.92	9.92	—
Seligman Global Technology Portfolio
December 31, 2015	97	11.73	31.50	3,042	8.41%	9.79%	0.00%	—	1.30%
December 31, 2014	235	10.82	28.69	6,739	23.52%	25.12%	0.00%	—	1.30%
December 31, 2013	178	8.76	22.93	4,079	23.90%	25.51%	0.00%	—	1.30%
December 31, 2012	137	7.07	18.27	2,496	5.52%	7.03%	0.00%	—	1.30%
December 31, 2011	52	6.70	17.07	867	-7.20%	-6.05%	0.00%	—	1.30%
Credit Suisse Trust:
Commodity Return Strategy Fund
December 31, 2015	276	5.02	5.02	1,385	-25.07%	-25.07%	0.00%	—	—
December 31, 2014	463	6.70	6.70	3,106	-17.08%	-17.08%	0.00%	—	—
December 31, 2013	372	8.08	8.08	3,009	-10.22%	-10.22%	0.00%	—	—
December 31, 2012	240	9.00	9.00	2,162	-2.17%	-2.17%	0.00%	—	—
December 31, 2011	77	9.20	9.20	710	-12.63%	-12.63%	2.48%	—	—
DFA Investment Dimensions Group, Inc.:
VA Global Bond Portfolio
December 31, 2015	6,113	10.38	11.30	67,285	1.17%	1.53%	1.67%	—	0.35%
December 31, 2014	5,125	10.26	11.13	56,206	2.91%	2.96%	2.49%	—	0.35%
December 31, 2013	3,764	9.97	10.81	40,701	-0.37%	-0.37%	0.60%	—	—
December 31, 2012	1,620	10.85	10.85	17,578	4.83%	4.83%	2.30%	—	—
December 31, 2011	827	10.35	10.35	8,560	4.55%	4.55%	4.50%	—	—
VA Global Moderate Allocation Portfolio
December 31, 2015	1,445	9.86	9.86	14,249	-2.38%	-2.38%	1.72%	—	0.35%
December 31, 2014	634	10.10	10.10	6,408	0.90%	0.90%	2.63%	—	0.35%
Inception May 1, 2014	—	10.01	10.01	—
VA International Small Portfolio
December 31, 2015	2,416	9.99	16.26	30,246	5.49%	5.79%	2.29%	—	0.35%
December 31, 2014	1,695	9.47	15.37	21,903	-5.77%	-5.76%	2.66%	—	0.35%
December 31, 2013	843	10.05	16.31	13,755	27.12%	27.12%	2.97%	—	—
December 31, 2012	451	12.83	12.83	5,785	19.35%	19.35%	3.35%	—	—
December 31, 2011	255	10.75	10.75	2,739	-14.82%	-14.82%	4.00%	—	—
VA International Value Portfolio
December 31, 2015	4,033	8.63	12.21	41,117	-7.30%	-6.94%	3.33%	—	0.35%
December 31, 2014	2,679	9.31	13.12	31,787	-7.15%	-7.09%	4.52%	—	0.35%
December 31, 2013	1,501	10.02	14.13	21,213	21.60%	21.60%	3.57%	—	—
December 31, 2012	691	11.62	11.62	8,026	17.02%	17.02%	4.29%	—	—
December 31, 2011	376	9.93	9.93	3,737	-16.97%	-16.97%	5.66%	—	—
VA Short-Term Fixed Portfolio
December 31, 2015	3,447	9.97	10.21	34,902	-0.10%	0.29%	0.33%	—	0.35%
December 31, 2014	2,880	9.98	10.18	29,173	0.10%	0.20%	0.23%	—	0.35%
December 31, 2013	1,605	9.96	10.17	16,314	0.30%	0.30%	0.42%	—	—
December 31, 2012	796	10.14	10.14	8,070	0.80%	0.80%	0.57%	—	—
December 31, 2011	419	10.06	10.06	4,218	0.50%	0.50%	0.65%	—	—
VA U.S. Large Value Portfolio
December 31, 2015	4,090	10.50	21.81	58,491	-3.67%	-3.41%	2.37%	—	0.35%
December 31, 2014	2,478	10.90	22.58	43,870	9.08%	9.11%	2.23%	—	0.35%
December 31, 2013	1,242	9.99	20.70	25,712	40.82%	40.82%	1.86%	—	—
December 31, 2012	777	14.70	14.70	11,420	21.89%	21.89%	2.55%	—	—
December 31, 2011	356	12.06	12.06	4,286	-3.37%	-3.37%	2.31%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
DFA Investment Dimensions Group, Inc.: (continued)
VA U.S. Targeted Value Portfolio
December 31, 2015	2,490	$9.79	$21.24	$34,412	-5.50%	-5.26%	1.42%	—	0.35%
December 31, 2014	1,805	10.36	22.42	30,065	3.70%	3.70%	1.18%	—	0.35%
December 31, 2013	834	9.99	21.62	18,030	44.62%	44.62%	0.98%	—	—
December 31, 2012	494	14.95	14.95	7,386	20.18%	20.18%	2.01%	—	—
December 31, 2011	272	12.44	12.44	3,390	-4.60%	-4.60%	1.28%	—	—
Delaware VIP Trust:
Small Cap Value Series
December 31, 2015	20	9.38	9.38	188	-6.48%	-6.48%	0.00%	—
Inception July 31, 2015	—	10.03	10.03	—
The Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio
December 31, 2015	557	23.85	23.85	13,294	-2.33%	-2.33%	0.68%	—	—
December 31, 2014	622	24.42	24.42	15,181	5.12%	5.12%	0.51%	—	—
December 31, 2013	438	23.23	23.23	10,168	40.70%	40.70%	0.85%	—	—
December 31, 2012	165	16.51	16.51	2,723	15.78%	15.78%	0.44%	—	—
December 31, 2011	126	14.26	14.26	1,800	0.56%	0.56%	0.58%	—	—
The Dreyfus Socially Responsible Growth Fund, Inc.
December 31, 2015	46	15.49	21.61	990	-4.44%	-3.18%	1.14%	—	1.30%
December 31, 2014	44	16.21	22.32	977	11.95%	13.47%	0.94%	—	1.30%
December 31, 2013	41	14.48	19.67	799	32.60%	34.36%	0.56%	—	1.30%
December 31, 2012	12	10.92	14.64	172	10.53%	11.93%	1.27%	—	1.30%
December 31, 2011	21	9.88	13.08	267	-0.40%	0.93%	0.53%	—	1.30%
Dreyfus Stock Index Fund
December 31, 2015	1,714	11.43	21.52	32,173	-0.21%	1.13%	1.80%	—	1.30%
December 31, 2014	1,917	11.34	21.28	37,248	11.93%	13.43%	1.85%	—	1.30%
December 31, 2013	1,288	10.00	18.76	24,164	30.34%	32.02%	1.98%	—	1.30%
December 31, 2012	736	13.25	13.25	10,455	14.22%	15.72%	2.13%	—	1.30%
December 31, 2011	600	11.60	12.28	7,367	0.61%	1.91%	1.82%	—	1.30%
Dreyfus Variable Investment Fund:
International Value Portfolio
December 31, 2015	301	12.48	14.15	3,765	-4.00%	-2.73%	2.54%	—	1.30%
December 31, 2014	262	12.83	14.74	3,367	-10.45%	-9.33%	1.53%	—	1.30%
December 31, 2013	240	14.15	16.46	3,395	21.39%	23.04%	1.87%	—	1.30%
December 31, 2012	257	11.50	13.56	2,959	11.15%	12.63%	2.79%	—	1.30%
December 31, 2011	239	10.21	12.20	2,444	-19.53%	-18.45%	2.23%	—	1.30%
Eaton Vance Variable Trust:
Floating-Rate Income Fund
December 31, 2015	2,789	11.84	11.84	33,027	-0.92%	-0.92%	3.36%	—	—
December 31, 2014	3,055	11.95	11.95	36,513	0.50%	0.50%	3.15%	—	—
December 31, 2013	3,160	11.89	11.89	37,554	3.84%	3.84%	3.40%	—	—
December 31, 2012	1,240	11.45	11.45	14,196	7.31%	7.31%	4.16%	—	—
December 31, 2011	749	10.67	10.67	7,995	2.50%	2.50%	4.22%	—	—
Large-Cap Value Fund
December 31, 2015	32	17.09	17.09	543	-1.21%	-1.21%	0.26%	—	—
December 31, 2014	126	17.30	17.30	2,178	14.42%	14.42%	0.00%	—	—
December 31, 2013	42	15.12	15.12	633	28.79%	28.79%	1.03%	—	—
December 31, 2012	43	11.74	11.74	502	15.10%	15.10%	2.23%	—	—
December 31, 2011	22	10.20	10.20	223	-5.99%	-5.99%	1.04%	—	—
Federated Insurance Series:
High Income Bond Fund II
December 31, 2015	309	20.01	20.31	6,276	-3.84%	-2.54%	5.61%	—	1.30%
December 31, 2014	312	20.81	20.84	6,504	1.36%	2.66%	6.69%	—	1.30%
December 31, 2013	508	20.30	20.53	10,306	5.61%	7.01%	8.17%	—	1.30%
December 31, 2012	614	18.97	19.44	11,644	13.22%	14.69%	3.49%	—	1.30%
December 31, 2011	122	16.54	17.17	2,020	3.81%	5.15%	9.06%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Federated Insurance Series: (continued)
Kaufmann Fund II
December 31, 2015	147	$18.45	$18.45	$2,712	6.16%	6.16%	0.00%	—	—
December 31, 2014	49	17.38	17.38	848	9.45%	9.45%	0.00%	—	—
December 31, 2013	52	15.88	15.88	819	39.67%	39.67%	0.00%	—	—
December 31, 2012	36	11.37	11.37	413	16.98%	16.98%	0.00%	—	—
December 31, 2011	44	9.72	9.72	423	-13.45%	-13.45%	0.85%	—	—
Managed Volatility Fund II
December 31, 2015	801	14.35	20.61	16,507	-8.72%	-7.58%	4.23%	—	1.30%
December 31, 2014	789	15.72	22.30	17,600	2.54%	3.91%	2.87%	—	1.30%
December 31, 2013	519	15.33	21.46	11,146	20.14%	21.72%	2.08%	—	1.30%
December 31, 2012	171	12.76	17.63	3,020	12.13%	13.60%	3.01%	—	1.30%
December 31, 2011	63	11.38	15.52	973	3.36%	4.72%	3.31%	—	1.30%
Fidelity Variable Insurance Products:
Balanced Portfolio
December 31, 2015	537	15.31	15.31	8,225	0.33%	0.33%	1.44%	—	—
December 31, 2014	431	15.26	15.26	6,580	10.02%	10.02%	2.13%	—	—
December 31, 2013	266	13.87	13.87	3,688	19.26%	19.26%	2.22%	—	—
December 31, 2012	80	11.63	11.63	926	14.81%	14.81%	1.59%	—	—
December 31, 2011	18	10.13	10.13	182	-3.80%	-3.80%	1.41%	—	—
Contrafund Portfolio
December 31, 2015	1,433	17.64	17.64	25,277	0.40%	0.40%	0.89%	—	—
December 31, 2014	1,221	17.57	17.57	21,457	11.63%	11.63%	0.84%	—	—
December 31, 2013	891	15.74	15.74	14,016	30.95%	30.95%	1.21%	—	—
December 31, 2012	420	12.02	12.02	5,047	16.14%	16.14%	1.62%	—	—
December 31, 2011	183	10.35	10.35	1,894	-2.73%	-2.73%	1.61%	—	—
Disciplined Small Cap Portfolio
December 31, 2015	60	17.95	17.95	1,069	-2.18%	-2.18%	0.42%	—	—
December 31, 2014	46	18.35	18.35	838	4.92%	4.92%	0.14%	—	—
December 31, 2013	28	17.49	17.49	489	37.93%	37.93%	0.19%	—	—
December 31, 2012	17	12.68	12.68	211	18.62%	18.62%	1.59%	—	—
December 31, 2011	25	10.69	10.69	265	-1.57%	-1.57%	0.24%	—	—
Dynamic Capital Appreciation Portfolio
December 31, 2015	2	19.06	19.06	36	1.01%	1.01%	0.60%	—	—
December 31, 2014	2	18.87	18.87	36	10.67%	10.67%	0.08%	—	—
December 31, 2013	17	17.05	17.05	295	38.28%	38.28%	0.11%	—	—
December 31, 2012	22	12.33	12.33	266	22.20%	22.20%	0.98%	—	—
December 31, 2011	—	10.09	10.09	—	-2.70%	-2.70%	0.00%	—	—
Equity-Income Portfolio
December 31, 2015	129	16.67	16.67	2,159	-4.25%	-4.25%	2.80%	—	—
December 31, 2014	175	17.41	17.41	3,054	8.47%	8.47%	2.98%	—	—
December 31, 2013	153	16.05	16.05	2,454	27.89%	27.89%	3.17%	—	—
December 31, 2012	68	12.55	12.55	858	17.07%	17.07%	4.22%	—	—
December 31, 2011	25	10.72	10.72	268	0.66%	0.66%	7.80%	—	—
Funds Manager 20% Portfolio
December 31, 2015	2	11.18	11.18	17	-0.18%	-0.18%	1.03%	—	—
December 31, 2014	2	11.20	11.20	17	3.99%	3.99%	1.13%	—	—
December 31, 2013	2	10.77	10.77	17	5.38%	5.38%	1.64%	—	—
December 31, 2012	1	10.22	10.22	6	2.10%	2.10%	5.04%	—	—
Inception May 1, 2012		10.01	10.01
Funds Manager 50% Portfolio
December 31, 2015	46	12.41	12.41	573	0.00%	0.00%	0.98%	—	—
December 31, 2014	46	12.41	12.41	574	4.90%	4.90%	0.99%	—	—
December 31, 2013	50	11.83	11.83	586	14.74%	14.74%	1.81%	—	—
December 31, 2012	—	10.31	10.31	—	2.89%	2.89%	0.00%	—	—
Inception May 1, 2012		10.02	10.02

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Fidelity Variable Insurance Products: (continued)
Funds Manager 60% Portfolio
December 31, 2015	58	$12.91	$12.91	$753	0.23%	0.23%	0.90%	—	—
December 31, 2014	70	12.88	12.88	905	5.31%	5.31%	0.75%	—	—
December 31, 2013	124	12.23	12.23	1,519	18.39%	18.39%	2.43%	—	—
December 31, 2012	—	10.33	10.33	—	3.09%	3.09%	0.00%	—	—
Inception May 1, 2012	—	10.02	10.02	—
Funds Manager 70% Portfolio
December 31, 2015	—	13.29	13.29	1	0.23%	0.23%	0.82%	—	—
December 31, 2014	—	13.26	13.26	1	5.15%	5.15%	1.03%	—	—
December 31, 2013	—	12.61	12.61	1	21.48%	21.48%	3.44%	—	—
December 31, 2012	—	10.38	10.38	—	3.49%	3.49%	0.00%	—	—
Inception May 1, 2012	—	10.03	10.03	—
Growth Portfolio
December 31, 2015	289	19.66	19.66	5,681	6.91%	6.91%	0.04%	—	—
December 31, 2014	245	18.39	18.39	4,505	11.05%	11.05%	0.00%	—	—
December 31, 2013	166	16.56	16.56	2,752	35.96%	35.96%	0.07%	—	—
December 31, 2012	97	12.18	12.18	1,176	14.37%	14.37%	0.43%	—	—
December 31, 2011	41	10.65	10.65	441	0.00%	0.00%	0.16%	—	—
Growth & Income Portfolio
December 31, 2015	119	18.18	18.18	2,163	-2.52%	-2.52%	2.02%	—	—
December 31, 2014	109	18.65	18.65	2,036	10.22%	10.22%	1.34%	—	—
December 31, 2013	79	16.92	16.92	1,338	33.23%	33.23%	3.04%	—	—
December 31, 2012	58	12.70	12.70	733	18.25%	18.25%	7.20%	—	—
December 31, 2011	4	10.74	10.74	46	1.42%	1.42%	2.26%	—	—
Growth Opportunities Portfolio
December 31, 2015	70	21.11	21.11	1,470	5.34%	5.34%	0.00%	—	—
December 31, 2014	47	20.04	20.04	938	11.96%	11.96%	0.01%	—	—
December 31, 2013	74	17.90	17.90	1,318	37.48%	37.48%	0.05%	—	—
December 31, 2012	47	13.02	13.02	610	19.34%	19.34%	0.18%	—	—
December 31, 2011	1	10.91	10.91	9	1.96%	1.96%	0.00%	—	—
High Income Portfolio
December 31, 2015	272	12.20	12.20	3,319	-3.86%	-3.86%	2.95%	—	—
December 31, 2014	834	12.69	12.69	10,579	0.87%	0.87%	10.58%	—	—
December 31, 2013	469	12.58	12.58	5,904	5.71%	5.71%	6.20%	—	—
December 31, 2012	751	11.90	11.90	8,931	13.98%	13.98%	5.16%	—	—
December 31, 2011	441	10.44	10.44	4,603	3.67%	3.67%	6.36%	—	—
International Capital Appreciation Portfolio
December 31, 2015	206	14.47	14.47	2,978	2.99%	2.99%	0.33%	—	—
December 31, 2014	143	14.05	14.05	2,002	2.70%	2.70%	0.31%	—	—
December 31, 2013	174	13.68	13.68	2,374	21.49%	21.49%	1.59%	—	—
December 31, 2012	130	11.26	11.26	1,469	25.53%	25.53%	2.17%	—	—
December 31, 2011	18	8.97	8.97	162	-12.83%	-12.83%	1.42%	—	—
Investment Grade Bond Portfolio
December 31, 2015	1,159	11.53	11.53	13,364	-0.86%	-0.86%	2.34%	—	—
December 31, 2014	1,006	11.63	11.63	11,709	5.54%	5.54%	4.93%	—	—
December 31, 2013	133	11.02	11.02	1,468	-2.04%	-2.04%	1.05%	—	—
December 31, 2012	545	11.25	11.25	6,125	5.63%	5.63%	2.18%	—	—
December 31, 2011	312	10.65	10.65	3,323	7.04%	7.04%	3.58%	—	—
Mid Cap Portfolio
December 31, 2015	288	14.96	14.96	4,304	-1.64%	-1.64%	0.27%	—	—
December 31, 2014	250	15.21	15.21	3,810	6.07%	6.07%	0.02%	—	—
December 31, 2013	187	14.34	14.34	2,681	35.80%	35.80%	0.38%	—	—
December 31, 2012	90	10.56	10.56	946	14.53%	14.53%	0.45%	—	—
December 31, 2011	57	9.22	9.22	526	-10.83%	-10.83%	0.03%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Fidelity Variable Insurance Products: (continued)
Overseas Portfolio
December 31, 2015	506	$12.53	$12.53	$6,345	3.30%	3.30%	1.27%	—	—
December 31, 2014	260	12.13	12.13	3,159	-8.31%	-8.31%	0.99%	—	—
December 31, 2013	272	13.23	13.23	3,599	30.22%	30.22%	2.18%	—	—
December 31, 2012	55	10.16	10.16	556	20.38%	20.38%	1.73%	—	—
December 31, 2011	41	8.44	8.44	350	-17.34%	-17.34%	1.96%	—	—
Real Estate Portfolio
December 31, 2015	507	18.49	18.49	9,379	3.47%	3.47%	1.74%	—	—
December 31, 2014	572	17.87	17.87	10,214	29.77%	29.77%	1.84%	—	—
December 31, 2013	332	13.77	13.77	4,567	1.62%	1.62%	1.84%	—	—
December 31, 2012	222	13.55	13.55	3,006	18.34%	18.34%	1.16%	—	—
December 31, 2011	187	11.45	11.45	2,137	7.82%	7.82%	1.59%	—	—
Strategic Income Portfolio
December 31, 2015	1,616	11.66	11.66	18,848	-1.93%	-1.93%	2.98%	—	—
December 31, 2014	1,150	11.89	11.89	13,669	3.39%	3.39%	3.40%	—	—
December 31, 2013	768	11.50	11.50	8,830	0.09%	0.09%	4.09%	—	—
December 31, 2012	568	11.49	11.49	6,528	10.16%	10.16%	3.23%	—	—
December 31, 2011	648	10.43	10.43	6,753	4.51%	4.51%	12.38%	—	—
Target Volatility Portfolio
December 31, 2015	46	11.45	11.45	528	-1.29%	-1.29%	0.74%	—	—
December 31, 2014	31	11.60	11.60	355	5.74%	5.74%	0.95%	—	—
December 31, 2013	11	10.97	10.97	118	10.47%	10.47%	0.68%	—	—
Inception May 1, 2013	—	9.93	9.93	—
Value Portfolio
December 31, 2015	171	18.17	18.17	3,105	-0.98%	-0.98%	1.54%	—	—
December 31, 2014	164	18.35	18.35	3,002	11.08%	11.08%	1.15%	—	—
December 31, 2013	68	16.52	16.52	1,121	32.27%	32.27%	1.25%	—	—
December 31, 2012	15	12.49	12.49	190	20.56%	20.56%	0.85%	—	—
December 31, 2011	2	10.36	10.36	16	-2.72%	-2.72%	1.17%	—	—
Value Strategies Portfolio
December 31, 2015	6	16.74	16.74	97	-3.18%	-3.18%	0.80%	—	—
December 31, 2014	10	17.29	17.29	170	6.53%	6.53%	0.61%	—	—
December 31, 2013	23	16.23	16.23	372	30.15%	30.15%	0.52%	—	—
December 31, 2012	16	12.47	12.47	201	27.12%	27.12%	0.73%	—	—
December 31, 2011	1	9.81	9.81	9	-9.08%	-9.08%	1.20%	—	—
First Eagle Variable Funds:
Overseas Variable Fund
December 31, 2015	1,337	18.38	18.38	24,585	1.83%	1.83%	0.64%	—	—
December 31, 2014	1,161	18.05	18.05	20,960	-1.20%	-1.20%	2.94%	—	—
December 31, 2013	949	18.27	18.27	17,345	13.20%	13.20%	2.18%	—	—
December 31, 2012	662	16.14	16.14	10,683	14.88%	14.88%	0.85%	—	—
December 31, 2011	526	14.05	14.05	7,387	-6.33%	-6.33%	1.32%	—	—
Franklin Templeton Variable Insurance Products Trust:
Global Real Estate II Fund
December 31, 2015	231	20.44	20.44	4,730	0.59%	0.59%	3.11%	—	—
December 31, 2014	159	20.32	20.32	3,245	15.00%	15.00%	0.46%	—	—
December 31, 2013	149	17.67	17.67	2,633	2.32%	2.32%	4.68%	—	—
December 31, 2012	116	17.27	17.27	2,000	27.45%	27.45%	0.00%	—	—
December 31, 2011	86	13.55	13.55	1,172	-5.64%	-5.64%	7.01%	—	—
High Income II Fund
December 31, 2015	232	19.05	19.05	4,412	-9.11%	-9.11%	8.33%	—	—
December 31, 2014	367	20.96	20.96	7,698	-0.05%	-0.05%	9.85%	—	—
December 31, 2013	446	20.97	20.97	9,354	7.87%	7.87%	3.92%	—	—
December 31, 2012	262	19.44	19.44	5,100	15.51%	15.51%	5.80%	—	—
December 31, 2011	79	16.83	16.83	1,328	4.60%	4.60%	8.87%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Franklin Templeton Variable Insurance Products Trust: (continued)
Income II Fund
December 31, 2015	712	$19.66	$19.66	$14,018	-7.04%	-7.04%	4.29%	—	—
December 31, 2014	992	21.15	21.15	20,992	4.60%	4.60%	5.43%	—	—
December 31, 2013	683	20.22	20.22	13,813	13.92%	13.92%	4.62%	—	—
December 31, 2012	438	17.75	17.75	7,780	12.70%	12.70%	5.08%	—	—
December 31, 2011	323	15.75	15.75	5,095	2.34%	2.34%	4.59%	—	—
Mutual Shares II Fund
December 31, 2015	173	20.45	20.45	3,534	-4.97%	-4.97%	3.46%	—	—
December 31, 2014	140	21.52	21.52	3,018	7.17%	7.17%	1.96%	—	—
December 31, 2013	204	20.08	20.08	4,105	28.22%	28.22%	1.96%	—	—
December 31, 2012	170	15.66	15.66	2,658	14.22%	14.22%	2.12%	—	—
December 31, 2011	161	13.71	13.71	2,206	-1.01%	-1.01%	2.41%	—	—
Rising Dividends II Fund
December 31, 2015	4	9.64	9.64	37	-3.41%	-3.41%	0.00%	—	—
Inception July 31, 2015	—	9.98	9.98	—
Strategic Income II Fund
December 31, 2015	849	16.80	16.80	14,274	-3.89%	-3.89%	6.48%	—	—
December 31, 2014	950	17.48	17.48	16,603	1.86%	1.86%	5.78%	—	—
December 31, 2013	719	17.16	17.16	12,344	3.31%	3.31%	5.91%	—	—
December 31, 2012	377	16.61	16.61	6,268	12.76%	12.76%	5.11%	—	—
December 31, 2011	189	14.73	14.73	2,781	2.58%	2.58%	5.82%	—	—
Templeton Global Bond II Fund
December 31, 2015	2,690	16.48	16.48	44,347	-4.30%	-4.30%	7.97%	—	—
December 31, 2014	2,724	17.22	17.22	46,919	1.83%	1.83%	4.91%	—	—
December 31, 2013	2,244	16.91	16.91	37,957	1.62%	1.62%	4.81%	—	—
December 31, 2012	1,282	16.64	16.64	21,339	15.08%	15.08%	5.80%	—	—
December 31, 2011	902	14.46	14.46	13,043	-0.89%	-0.89%	5.22%	—	—
U.S. Government Securities II Fund
December 31, 2015	727	12.34	12.34	8,969	0.49%	0.49%	1.39%	—	—
December 31, 2014	642	12.28	12.28	7,882	3.37%	3.37%	1.28%	—	—
December 31, 2013	340	11.88	11.88	4,038	-2.22%	-2.22%	3.16%	—	—
December 31, 2012	732	12.15	12.15	8,897	1.84%	1.84%	2.41%	—	—
December 31, 2011	495	11.93	11.93	5,906	5.67%	5.67%	2.01%	—	—
Goldman Sachs Variable Insurance Trust:
Global Trends Allocation Fund
December 31, 2015	16	10.00	10.00	162	-5.84%	-5.84%	0.03%	—	—
December 31, 2014	26	10.62	10.62	273	4.02%	4.02%	0.07%	—	—
December 31, 2013	1	10.21	10.21	9	1.69%	1.69%	0.05%	—	—
Inception Nov 15	—	10.04	10.04	—
Multi-Strategy Alternatives Fund
December 31, 2015	140	9.38	9.38	1,315	-4.87%	-4.87%	2.45%	—	—
December 31, 2014	85	9.86	9.86	835	-1.30%	-1.30%	2.21%	—	—
Inception May 1, 2014	—	9.99	9.99	—
Strategic income Fund
December 31, 2015	10	9.91	9.91	99	-0.90%	-0.90%	11.02%	—	—
Inception October 30, 2015	—	10.00	10.00
Guggenheim Variable Insurance Funds:
CLS AdvisorOne Global Diversified Equity Fund
December 31, 2015	55	16.72	16.72	918	-6.12%	-6.12%	0.72%	—	—
December 31, 2014	60	17.81	17.81	1,076	3.49%	3.49%	0.16%	—	—
December 31, 2013	111	17.21	17.21	1,905	23.46%	23.46%	0.02%	—	—
December 31, 2012	97	13.94	13.94	1,351	13.70%	13.70%	0.00%	—	—
December 31, 2011	287	12.26	12.26	3,519	-7.33%	-7.33%	0.00%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Guggenheim Variable Insurance Funds: (continued)
CLS AdvisorOne Global Growth Fund
December 31, 2015	—	$13.05	$13.05	$—	-4.04%	-6.12%	0.67%	—	—
December 31, 2014	—	13.60	13.60	—	2.80%	2.80%	0.51%	—	—
December 31, 2013	1	13.23	13.23	15	18.76%	18.76%	0.60%	—	—
December 31, 2012	1	11.14	11.14	10	12.41%	12.41%	0.77%	—	—
December 31, 2011	—	9.91	9.91	—	-4.25%	-4.25%	0.00%	—	—
CLS AdvisorOne Growth and Income Fund
December 31, 2015	57	13.79	13.79	781	-4.10%	-4.10%	0.94%	—	—
December 31, 2014	51	14.38	14.38	741	1.77%	1.77%	0.39%	—	—
December 31, 2013	86	14.13	14.13	1,215	10.13%	10.13%	1.94%	—	—
December 31, 2012	56	12.83	12.83	723	10.79%	10.79%	1.10%	—	—
December 31, 2011	153	11.58	11.58	1,774	-0.26%	-0.26%	1.85%	—	—
Global Managed Futures Strategy Fund
December 31, 2015	444	8.18	8.18	3,634	-1.56%	-1.56%	2.36%	—	—
December 31, 2014	318	8.31	8.31	2,646	11.99%	11.99%	0.00%	—	—
December 31, 2013	257	7.42	7.42	1,908	2.63%	2.63%	0.00%	—	—
December 31, 2012	211	7.23	7.23	1,524	-11.18%	-11.18%	0.00%	—	—
December 31, 2011	216	8.14	8.14	1,760	-8.64%	-8.64%	0.00%	—	—
Long Short Equity Fund
December 31, 2015	155	16.32	18.43	2,526	-0.05%	1.24%	0.00%	—	1.30%
December 31, 2014	64	16.12	18.44	1,024	1.49%	2.81%	0.00%	—	1.30%
December 31, 2013	13	15.68	18.17	211	15.95%	17.45%	0.00%	—	1.30%
December 31, 2012	15	13.35	15.67	200	3.02%	4.46%	0.00%	—	1.30%
December 31, 2011	21	12.78	15.21	274	-7.76%	-6.58%	0.00%	—	1.30%
Multi-Hedge Strategies Fund
December 31, 2015	573	10.35	10.35	5,930	1.77%	1.77%	0.63%	—	—
December 31, 2014	437	10.17	10.17	4,438	4.74%	4.74%	0.00%	—	—
December 31, 2013	384	9.71	9.71	3,733	1.57%	1.57%	0.00%	—	—
December 31, 2012	294	9.56	9.56	2,811	2.25%	2.25%	0.82%	—	—
December 31, 2011	136	9.35	9.35	1,274	3.43%	3.43%	0.00%	—	—
Rydex Banking Fund
December 31, 2015	217	6.24	6.82	1,480	-6.17%	-4.88%	0.40%	—	1.30%
December 31, 2014	100	6.65	7.17	718	2.15%	3.31%	1.18%	—	1.30%
December 31, 2013	231	6.51	6.94	1,606	27.40%	29.24%	1.54%	—	1.30%
December 31, 2012	438	5.11	5.37	2,351	22.54%	24.31%	0.26%	—	1.30%
December 31, 2011	126	4.17	4.32	545	-23.20%	-22.30%	0.15%	—	1.30%
Rydex Basic Materials Fund
December 31, 2015	34	14.95	15.01	508	-18.35%	-17.30%	0.00%	—	1.30%
December 31, 2014	49	18.15	18.31	886	-3.07%	-1.79%	2.00%	—	1.30%
December 31, 2013	29	18.48	18.89	538	-0.11%	1.20%	0.99%	—	1.30%
December 31, 2012	107	18.26	18.91	1,958	9.31%	10.73%	0.00%	—	1.30%
December 31, 2011	23	16.49	17.30	376	-17.54%	-16.46%	0.00%	—	1.30%
Rydex Biotechnology Fund
December 31, 2015	132	34.57	47.71	6,252	7.06%	8.46%	0.00%	—	1.30%
December 31, 2014	122	32.29	43.99	5,345	30.99%	32.70%	0.00%	—	1.30%
December 31, 2013	107	24.65	33.15	3,516	52.25%	54.19%	0.00%	—	1.30%
December 31, 2012	73	16.19	21.50	1,570	34.13%	35.99%	0.00%	—	1.30%
December 31, 2011	59	12.07	15.81	939	9.23%	10.64%	0.00%	—	1.30%
Rydex Commodities Strategy Fund
December 31, 2015	181	2.49	2.49	450	-33.60%	-33.60%	0.00%	—	—
December 31, 2014	230	3.75	3.75	862	-34.09%	-34.09%	0.00%	—	—
December 31, 2013	226	5.69	5.69	1,284	-3.23%	-3.23%	0.00%	—	—
December 31, 2012	24	5.88	5.88	138	-1.34%	-1.34%	0.00%	—	—
December 31, 2011	187	5.96	5.96	1,113	-6.73%	-6.73%	5.12%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Consumer Products Fund
December 31, 2015	322	$23.88	$26.93	$8,661	4.87%	6.23%	0.54%	—	1.30%
December 31, 2014	421	22.77	25.35	10,665	11.13%	12.62%	0.77%	—	1.30%
December 31, 2013	48	20.49	22.51	1,091	26.64%	28.26%	0.90%	—	1.30%
December 31, 2012	82	16.18	17.55	1,437	7.65%	9.01%	0.72%	—	1.30%
December 31, 2011	273	15.03	16.10	4,399	12.25%	13.78%	1.87%	—	1.30%
Rydex Dow 2X Strategy Fund
December 31, 2015	91	19.74	23.06	2,109	-5.41%	-4.24%	0.00%	—	1.30%
December 31, 2014	104	20.87	24.08	2,504	15.24%	16.78%	0.00%	—	1.30%
December 31, 2013	117	18.11	20.62	2,405	60.69%	62.75%	0.00%	—	1.30%
December 31, 2012	780	11.27	12.67	9,883	15.59%	17.10%	0.00%	—	1.30%
December 31, 2011	147	9.75	10.82	1,589	7.73%	9.07%	0.00%	—	1.30%
Rydex Electronics Fund
December 31, 2015	11	11.08	16.46	177	0.82%	2.11%	0.00%	—	1.30%
December 31, 2014	72	10.99	16.12	1,160	22.11%	23.71%	0.00%	—	1.30%
December 31, 2013	11	9.00	13.03	141	33.33%	35.03%	0.10%	—	1.30%
December 31, 2012	56	6.75	9.65	537	-0.30%	1.05%	0.00%	—	1.30%
December 31, 2011	1	6.77	9.55	7	-17.54%	-16.45%	0.00%	—	1.30%
Rydex Energy Fund
December 31, 2015	61	11.49	13.03	706	-31.13%	-30.24%	0.38%	—	1.30%
December 31, 2014	39	16.47	18.92	639	-19.69%	-18.63%	0.10%	—	1.30%
December 31, 2013	63	20.24	23.56	1,282	21.88%	23.49%	0.21%	—	1.30%
December 31, 2012	41	16.39	19.33	671	1.10%	2.37%	0.00%	—	1.30%
December 31, 2011	68	16.01	19.12	1,086	-7.09%	-5.82%	0.00%	—	1.30%
Rydex Energy Services Fund
December 31, 2015	41	10.24	11.18	422	-32.57%	-31.69%	0.31%	—	1.30%
December 31, 2014	23	14.99	16.58	352	-30.25%	-29.33%	0.00%	—	1.30%
December 31, 2013	43	21.21	23.77	919	22.27%	23.89%	0.00%	—	1.30%
December 31, 2012	42	17.12	19.44	725	-0.87%	0.41%	0.00%	—	1.30%
December 31, 2011	43	17.05	19.61	737	-10.50%	-9.31%	0.00%	—	1.30%
Rydex Europe 1.25X Strategy Fund
December 31, 2015	51	9.12	9.23	462	-8.34%	-7.13%	1.85%	—	1.30%
December 31, 2014	46	9.82	10.07	450	-13.64%	-12.56%	0.73%	—	1.30%
December 31, 2013	120	11.23	11.66	1,344	22.22%	23.95%	0.17%	—	1.30%
December 31, 2012	104	9.06	9.54	944	20.15%	21.61%	1.11%	—	1.30%
December 31, 2011	8	7.45	7.94	63	-16.24%	-15.15%	0.00%	—	1.30%
Rydex Financial Services Fund
December 31, 2015	336	9.97	10.92	3,670	-5.23%	-3.96%	0.43%	—	1.30%
December 31, 2014	91	10.52	11.37	1,030	11.09%	12.57%	0.29%	—	1.30%
December 31, 2013	68	9.47	10.10	683	25.93%	27.53%	0.62%	—	1.30%
December 31, 2012	344	7.52	7.92	2,728	21.10%	22.60%	0.35%	—	1.30%
December 31, 2011	72	6.21	6.46	462	-16.08%	-14.89%	0.05%	—	1.30%
Rydex Government Long Bond 1.2X Strategy Fund
December 31, 2015	137	17.10	17.78	2,441	-6.30%	-5.07%	0.82%	—	1.30%
December 31, 2014	458	18.25	18.73	8,583	32.92%	34.65%	0.76%	—	1.30%
December 31, 2013	96	13.73	13.91	1,333	-19.33%	-18.22%	0.76%	—	1.30%
December 31, 2012	127	17.01	17.02	2,154	1.73%	2.97%	0.70%	—	1.30%
December 31, 2011	470	16.52	16.73	7,770	39.65%	41.56%	1.96%	—	1.30%
Rydex Health Care Fund
December 31, 2015	217	24.37	27.56	5,975	3.18%	4.51%	0.00%	—	1.30%
December 31, 2014	236	23.62	26.37	6,226	23.02%	24.62%	0.00%	—	1.30%
December 31, 2013	108	19.20	21.16	2,291	39.94%	41.82%	0.21%	—	1.30%
December 31, 2012	65	13.72	14.92	965	15.68%	17.20%	0.00%	—	1.30%
December 31, 2011	112	11.86	12.73	1,428	3.31%	4.69%	0.00%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex High Yield Strategy Fund
December 31, 2015	7	$9.97	$9.97	$65	-0.70%	-0.70%	0.04%	—	—
December 31, 2014	—	10.04	10.04	—	0.10%	0.10%	0.00%	—	—
Inception October 31, 2014	—	10.03	10.03	—
Rydex Internet Fund
December 31, 2015	135	22.47	28.30	3,823	6.95%	8.39%	0.00%	—	1.30%
December 31, 2014	35	21.01	26.11	925	0.67%	1.95%	0.00%	—	1.30%
December 31, 2013	103	20.87	25.61	2,639	49.28%	51.18%	0.00%	—	1.30%
December 31, 2012	28	13.98	16.94	479	17.78%	19.38%	0.00%	—	1.30%
December 31, 2011	23	11.87	14.19	329	-13.10%	-11.97%	0.00%	—	1.30%
Rydex Inverse Dow 2X Strategy Fund
December 31, 2015	785	0.77	0.93	733	-9.41%	-8.82%	0.00%	—	1.30%
December 31, 2014	86	0.85	1.02	87	-22.73%	-21.54%	0.00%	—	1.30%
December 31, 2013	115	1.10	1.30	149	-44.72%	-43.72%	0.00%	—	1.30%
December 31, 2012	24	1.99	2.31	56	-23.75%	-22.48%	0.00%	—	1.30%
December 31, 2011	71	2.61	2.98	211	-27.90%	-27.14%	0.00%	—	1.30%
Rydex Inverse Government Long Bond Strategy Fund
December 31, 2015	211	2.98	4.19	883	-2.61%	-1.18%	0.00%	—	1.30%
December 31, 2014	217	3.06	4.24	920	-25.91%	-24.96%	0.00%	—	1.30%
December 31, 2013	613	4.13	5.65	3,468	13.77%	15.31%	0.00%	—	1.30%
December 31, 2012	245	3.63	4.90	1,203	-7.40%	-6.31%	0.00%	—	1.30%
December 31, 2011	40	3.92	5.23	208	-31.35%	-30.45%	0.00%	—	1.30%
Rydex Inverse Mid-Cap Strategy Fund
December 31, 2015	10	2.04	2.58	26	-2.39%	-1.15%	0.00%	—	1.30%
December 31, 2014	14	2.09	2.61	36	-12.92%	-11.53%	0.00%	—	1.30%
December 31, 2013	6	2.40	2.95	19	-28.36%	-27.70%	0.00%	—	1.30%
December 31, 2012	8	3.35	4.08	34	-19.47%	-18.40%	0.00%	—	1.30%
December 31, 2011	9	4.16	5.00	46	-8.57%	-7.24%	0.00%	—	1.30%
Rydex Inverse NASDAQ-100® Strategy Fund
December 31, 2015	118	1.70	2.00	236	-14.14%	-13.04%	0.00%	—	1.30%
December 31, 2014	71	1.98	2.30	164	-19.84%	-18.44%	0.00%	—	1.30%
December 31, 2013	48	2.47	2.82	136	-29.83%	-29.15%	0.00%	—	1.30%
December 31, 2012	195	3.52	3.98	777	-19.82%	-18.61%	0.00%	—	1.30%
December 31, 2011	138	4.39	4.89	673	-11.13%	-9.94%	0.00%	—	1.30%
Rydex Inverse Russell 2000® Strategy Fund
December 31, 2015	1,322	1.91	2.34	3,097	-1.04%	0.00%	0.00%	—	1.30%
December 31, 2014	60	1.93	2.34	141	-9.81%	-8.95%	0.00%	—	1.30%
December 31, 2013	41	2.14	2.57	105	-31.85%	-30.73%	0.00%	—	1.30%
December 31, 2012	27	3.14	3.71	101	-19.28%	-18.28%	0.00%	—	1.30%
December 31, 2011	211	3.89	4.54	956	-8.69%	-7.54%	0.00%	—	1.30%
Rydex Inverse S&P 500 Strategy Fund
December 31, 2015	404	2.17	3.36	1,358	-5.65%	-4.55%	0.00%	—	1.30%
December 31, 2014	106	2.30	3.52	372	-15.44%	-14.36%	0.00%	—	1.30%
December 31, 2013	233	2.72	4.11	958	-27.47%	-26.61%	0.00%	—	1.30%
December 31, 2012	101	3.75	5.60	563	-18.12%	-16.91%	0.00%	—	1.30%
December 31, 2011	45	4.58	6.74	306	-10.20%	-9.04%	0.00%	—	1.30%
Rydex Japan 2X Strategy Fund
December 31, 2015	14	12.16	15.25	216	10.55%	11.97%	0.00%	—	1.30%
December 31, 2014	26	11.00	13.62	359	-16.48%	-15.40%	0.00%	—	1.30%
December 31, 2013	28	13.17	16.10	453	53.86%	56.01%	0.00%	—	1.30%
December 31, 2012	39	8.56	10.32	404	18.56%	20.14%	0.00%	—	1.30%
December 31, 2011	2	7.22	8.59	20	-29.83%	-28.95%	0.00%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Leisure Fund
December 31, 2015	193	$19.78	$21.20	$4,098	-1.00%	0.33%	0.08%	—	1.30%
December 31, 2014	102	19.98	21.13	2,149	6.11%	7.48%	0.06%	—	1.30%
December 31, 2013	194	18.83	19.66	3,820	40.63%	42.36%	1.20%	—	1.30%
December 31, 2012	49	13.39	13.81	680	19.66%	21.35%	0.00%	—	1.30%
December 31, 2011	48	11.19	11.38	546	1.18%	2.43%	0.00%	—	1.30%
Rydex Mid Cap 1.5X Strategy Fund
December 31, 2015	2	24.26	34.98	59	-6.72%	-5.49%	0.00%	—	1.30%
December 31, 2014	53	25.67	37.50	1,355	10.49%	11.95%	0.00%	—	1.30%
December 31, 2013	190	22.93	33.94	4,372	48.34%	50.26%	0.00%	—	1.30%
December 31, 2012	49	15.26	22.88	750	22.68%	24.27%	0.00%	—	1.30%
December 31, 2011	20	12.28	18.65	248	-8.76%	-7.60%	0.00%	—	1.30%
Rydex NASDAQ-100® Fund
December 31, 2015	571	30.59	33.00	17,459	6.87%	8.24%	0.00%	—	1.30%
December 31, 2014	512	28.26	30.88	14,465	15.92%	17.46%	0.00%	—	1.30%
December 31, 2013	254	24.06	26.64	6,124	32.87%	34.56%	0.00%	—	1.30%
December 31, 2012	100	17.88	20.05	1,785	15.30%	16.79%	0.00%	—	1.30%
December 31, 2011	177	15.31	17.39	2,710	0.81%	2.20%	0.00%	—	1.30%
Rydex NASDAQ-100® 2X Strategy Fund
December 31, 2015	270	42.05	52.70	14,198	13.16%	14.64%	0.00%	—	1.30%
December 31, 2014	263	37.16	45.97	12,081	34.83%	36.57%	0.00%	—	1.30%
December 31, 2013	200	27.56	33.66	6,737	77.81%	80.19%	0.00%	—	1.30%
December 31, 2012	43	15.50	18.68	798	32.48%	34.10%	0.00%	—	1.30%
December 31, 2011	149	11.70	13.93	2,063	-2.01%	-0.64%	0.00%	—	1.30%
Rydex Nova Fund
December 31, 2015	342	19.21	21.04	7,192	-1.99%	-0.75%	0.00%	—	1.30%
December 31, 2014	454	19.60	21.20	9,630	17.08%	18.63%	0.08%	—	1.30%
December 31, 2013	542	16.74	17.87	9,679	47.10%	48.92%	0.14%	—	1.30%
December 31, 2012	179	11.38	12.00	2,148	20.68%	22.32%	0.00%	—	1.30%
December 31, 2011	194	9.43	9.81	1,901	-2.48%	-1.21%	0.04%	—	1.30%
Rydex Precious Metals Fund
December 31, 2015	249	4.98	6.03	1,503	-31.31%	-30.45%	3.61%	—	1.30%
December 31, 2014	156	7.25	8.67	1,348	-18.36%	-17.27%	0.10%	—	1.30%
December 31, 2013	151	8.88	10.48	1,592	-46.79%	-46.12%	0.91%	—	1.30%
December 31, 2012	240	16.69	19.45	4,666	-5.39%	-4.09%	0.00%	—	1.30%
December 31, 2011	199	17.64	20.28	4,031	-25.13%	-24.16%	0.07%	—	1.30%
Rydex Real Estate Fund
December 31, 2015	102	16.01	17.79	1,632	-3.79%	-2.56%	0.79%	—	1.30%
December 31, 2014	269	16.43	18.49	4,425	19.44%	20.99%	1.71%	—	1.30%
December 31, 2013	93	13.58	15.48	1,262	2.58%	3.98%	0.81%	—	1.30%
December 31, 2012	129	13.06	15.09	1,681	16.80%	18.30%	1.27%	—	1.30%
December 31, 2011	143	11.04	12.92	1,580	0.94%	2.32%	1.74%	—	1.30%
Rydex Retailing Fund
December 31, 2015	148	20.33	22.99	3,403	-2.63%	-1.33%	0.00%	—	1.30%
December 31, 2014	39	20.88	23.30	902	7.30%	8.62%	0.00%	—	1.30%
December 31, 2013	94	19.46	21.45	2,012	34.02%	35.85%	0.03%	—	1.30%
December 31, 2012	35	14.52	15.79	553	15.24%	16.79%	0.00%	—	1.30%
December 31, 2011	71	12.60	13.52	954	3.96%	5.30%	0.00%	—	1.30%
Rydex Russell 2000® 1.5X Strategy Fund
December 31, 2015	27	19.79	28.61	528	-10.23%	-9.05%	0.00%	—	1.30%
December 31, 2014	66	21.76	31.87	1,433	2.94%	4.26%	0.00%	—	1.30%
December 31, 2013	95	20.87	30.96	1,980	56.52%	58.59%	0.00%	—	1.30%
December 31, 2012	22	13.16	19.78	288	20.46%	22.08%	0.00%	—	1.30%
December 31, 2011	48	10.78	16.42	514	-13.31%	-12.14%	0.00%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Russell 2000® 2X Strategy Fund
December 31, 2015	58	$10.94	$10.94	$634	-13.11%	-13.11%	0.00%	—	—
December 31, 2014	173	12.59	12.59	2,178	5.18%	5.18%	0.00%	—	—
December 31, 2013	70	11.97	11.97	837	85.58%	85.58%	0.00%	—	—
December 31, 2012	85	6.45	6.45	550	29.26%	29.26%	0.00%	—	—
December 31, 2011	49	4.99	4.99	245	-19.39%	-19.39%	0.00%	—	—
Rydex S&P 500 2X Strategy Fund
December 31, 2015	367	19.49	21.34	7,828	-2.94%	-1.66%	0.00%	—	1.30%
December 31, 2014	452	20.08	21.70	9,812	23.04%	24.64%	0.00%	—	1.30%
December 31, 2013	94	16.32	17.41	1,629	66.53%	68.70%	0.00%	—	1.30%
December 31, 2012	55	9.80	10.32	564	27.77%	29.49%	0.00%	—	1.30%
December 31, 2011	564	7.67	7.97	4,497	-5.19%	-3.98%	0.00%	—	1.30%
Rydex S&P 500 Pure Growth Fund
December 31, 2015	255	20.41	23.35	5,960	-0.20%	1.08%	0.00%	—	1.30%
December 31, 2014	211	20.45	23.10	4,864	10.96%	12.46%	0.00%	—	1.30%
December 31, 2013	172	18.43	20.54	3,539	39.52%	41.27%	0.00%	—	1.30%
December 31, 2012	134	13.21	14.54	1,943	11.85%	13.33%	0.00%	—	1.30%
December 31, 2011	231	11.81	12.83	2,960	-2.40%	-1.08%	0.00%	—	1.30%
Rydex S&P 500 Pure Value Fund
December 31, 2015	182	18.14	19.68	3,587	-10.55%	-9.35%	1.06%	—	1.30%
December 31, 2014	367	20.28	21.71	7,974	9.50%	10.94%	0.40%	—	1.30%
December 31, 2013	403	18.52	19.57	7,877	43.34%	45.29%	0.00%	—	1.30%
December 31, 2012	163	12.92	13.47	2,201	20.63%	22.23%	1.11%	—	1.30%
December 31, 2011	59	10.71	11.02	652	-4.37%	-3.16%	0.01%	—	1.30%
Rydex S&P MidCap 400 Pure Growth Fund
December 31, 2015	159	24.47	26.69	4,242	0.04%	1.29%	0.00%	—	1.30%
December 31, 2014	131	24.46	26.35	3,461	-2.82%	-1.53%	0.00%	—	1.30%
December 31, 2013	132	25.17	26.76	3,533	32.26%	34.07%	0.00%	—	1.30%
December 31, 2012	67	19.03	19.96	1,333	14.57%	16.05%	0.00%	—	1.30%
December 31, 2011	159	16.61	17.20	2,740	-1.95%	-0.69%	0.00%	—	1.30%
Rydex S&P MidCap 400 Pure Value Fund
December 31, 2015	76	17.28	18.50	1,402	-12.99%	-11.86%	0.11%	—	1.30%
December 31, 2014	100	19.86	20.99	2,101	5.36%	6.71%	0.04%	—	1.30%
December 31, 2013	45	18.85	19.67	887	34.07%	35.84%	0.02%	—	1.30%
December 31, 2012	68	14.06	14.48	992	15.44%	16.96%	0.00%	—	1.30%
December 31, 2011	42	12.18	12.38	522	-8.35%	-7.13%	0.00%	—	1.30%
Rydex S&P SmallCap 600 Pure Growth Fund
December 31, 2015	104	20.32	21.79	2,261	-1.65%	-0.37%	0.00%	—	1.30%
December 31, 2014	153	20.66	21.87	3,342	-1.29%	0.00%	0.00%	—	1.30%
December 31, 2013	198	20.93	21.87	4,321	39.44%	41.28%	0.00%	—	1.30%
December 31, 2012	40	15.01	15.48	621	9.16%	10.57%	0.00%	—	1.30%
December 31, 2011	252	13.75	14.00	3,529	2.23%	3.55%	0.00%	—	1.30%
Rydex S&P SmallCap 600 Pure Value Fund
December 31, 2015	99	15.34	16.70	1,653	-14.68%	-13.52%	0.00%	—	1.30%
December 31, 2014	79	17.98	19.31	1,518	0.00%	1.31%	0.00%	—	1.30%
December 31, 2013	198	17.98	19.06	3,779	41.02%	42.77%	0.54%	—	1.30%
December 31, 2012	98	12.75	13.35	1,314	18.83%	20.38%	0.00%	—	1.30%
December 31, 2011	62	10.73	11.09	690	-10.58%	-9.40%	0.00%	—	1.30%
Rydex Strengthening Dollar 2X Strategy Fund
December 31, 2015	101	8.51	8.51	855	13.47%	13.47%	0.00%	—	—
December 31, 2014	287	7.50	7.50	2,158	22.95%	22.95%	0.00%	—	—
December 31, 2013	55	6.10	6.10	334	-3.02%	-3.02%	0.00%	—	—
December 31, 2012	51	6.29	6.29	320	-6.26%	-6.26%	0.00%	—	—
December 31, 2011	474	6.71	6.71	3,179	-4.28%	-4.28%	0.00%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Technology Fund
December 31, 2015	202	$15.97	$19.84	$4,007	-0.19%	1.12%	0.00%	—	1.30%
December 31, 2014	47	16.00	19.62	925	8.84%	10.29%	0.00%	—	1.30%
December 31, 2013	210	14.70	17.79	3,739	33.64%	35.39%	0.00%	—	1.30%
December 31, 2012	74	11.00	13.14	976	10.55%	11.93%	0.00%	—	1.30%
December 31, 2011	50	9.95	11.74	590	-10.44%	-9.13%	0.00%	—	1.30%
Rydex Telecommunications Fund
December 31, 2015	30	10.08	12.09	365	-7.95%	-6.71%	1.39%	—	1.30%
December 31, 2014	21	10.95	12.96	278	1.30%	2.61%	1.52%	—	1.30%
December 31, 2013	6	10.81	12.63	75	15.99%	17.49%	0.32%	—	1.30%
December 31, 2012	38	9.32	10.75	412	3.44%	4.88%	0.26%	—	1.30%
December 31, 2011	18	9.01	10.25	186	-15.48%	-14.44%	1.34%	—	1.30%
Rydex Transportation Fund
December 31, 2015	58	20.95	22.09	1,288	-15.18%	-14.11%	0.00%	—	1.30%
December 31, 2014	187	24.70	25.72	4,807	21.20%	22.83%	0.00%	—	1.30%
December 31, 2013	178	20.38	20.94	3,722	48.76%	50.65%	0.00%	—	1.30%
December 31, 2012	147	13.70	13.90	2,043	16.00%	17.60%	0.00%	—	1.30%
December 31, 2011	55	11.81	11.82	650	-12.26%	-11.13%	0.00%	—	1.30%
Rydex U.S. Government Money Market Fund
December 31, 2015	250	9.52	11.09	2,769	-1.35%	0.00%	0.00%	—	1.30%
December 31, 2014	298	9.65	11.09	3,303	-1.23%	0.00%	0.00%	—	1.30%
December 31, 2013	579	9.77	11.09	6,416	-1.31%	0.00%	0.00%	—	1.30%
December 31, 2012	745	9.90	11.09	8,255	-1.30%	0.00%	0.00%	—	1.30%
December 31, 2011	4,974	10.03	11.09	55,134	-1.28%	0.09%	0.00%	—	1.30%
Rydex Utilities Fund
December 31, 2015	229	18.87	19.66	4,328	-8.56%	-7.36%	1.73%	—	1.30%
December 31, 2014	445	20.37	21.50	9,065	21.26%	22.86%	2.11%	—	1.30%
December 31, 2013	58	16.58	17.73	967	12.14%	13.64%	1.70%	—	1.30%
December 31, 2012	172	14.59	15.81	2,513	-0.19%	1.11%	2.37%	—	1.30%
December 31, 2011	408	14.43	15.84	5,892	14.78%	16.28%	2.49%	—	1.30%
Rydex Weakening Dollar 2X Strategy Fund
December 31, 2015	46	7.22	7.22	332	-16.92%	-16.92%	0.00%	—	—
December 31, 2014	2	8.69	8.69	16	-21.85%	-21.85%	0.00%	—	—
December 31, 2013	1	11.12	11.12	6	-2.88%	-2.88%	0.00%	—	—
December 31, 2012	8	11.45	11.45	88	0.79%	0.79%	0.00%	—	—
December 31, 2011	9	11.36	11.36	102	-3.65%	-3.65%	0.00%	—	—
Variable Series Floating Rate Strategies Fund
December 31, 2015	1,487	10.57	10.57	15,716	0.76%	0.76%	3.58%	—	—
December 31, 2014	999	10.49	10.49	10,483	2.34%	2.34%	0.00%	—	—
December 31, 2013	1,498	10.25	10.25	15,354	2.50%	2.50%	0.00%	—	—
Inception May 1, 2013	—	10.00	10.00	—
Variable Series High Yield Fund
December 31, 2015	54	12.32	12.32	666	-3.90%	-3.90%	4.11%	—	—
December 31, 2014	58	12.82	12.82	748	2.48%	2.48%	0.00%	—	—
December 31, 2013	578	12.51	12.51	7,228	7.38%	7.38%	0.00%	—	—
December 31, 2012	434	11.65	11.65	5,050	14.89%	14.89%	0.00%	—	—
December 31, 2011	32	10.14	10.14	322	0.00%	0.00%	0.00%	—	—
Variable Series Large Cap Value Fund
December 31, 2015	2	16.14	16.14	26	-5.11%	-5.11%	0.80%	—	—
December 31, 2014	3	17.01	17.01	58	9.46%	9.46%	0.00%	—	—
December 31, 2013	4	15.54	15.54	54	32.03%	32.03%	0.00%	—	—
December 31, 2012	3	11.77	11.77	30	15.62%	15.62%	0.00%	—	—
December 31, 2011	—	10.18	10.18	—	-3.96%	-3.96%	0.00%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Guggenheim Variable Insurance Funds: (continued)
Variable Series Macro Opportunities Fund
December 31, 2015	238	$10.60	$10.60	$2,520	-0.38%	-0.38%	2.79%	—	—
December 31, 2014	185	10.64	10.64	1,970	5.35%	5.35%	0.00%	—	—
December 31, 2013	91	10.10	10.10	919	1.00%	1.00%	0.00%	—	—
Inception May 1, 2013	—	10.00	10.00	—
Variable Series Small Cap Value Fund
December 31, 2015	43	15.68	15.68	677	-6.61%	-6.61%	0.00%	—	—
December 31, 2014	47	16.79	16.79	792	-1.41%	-1.41%	0.01%	—	—
December 31, 2013	57	17.03	17.03	969	36.79%	36.79%	0.00%	—	—
December 31, 2012	54	12.45	12.45	678	19.48%	19.48%	0.00%	—	—
December 31, 2011	13	10.42	10.42	140	-4.58%	-4.58%	0.00%	—	—
Variable Series StylePlus Large Core Fund
December 31, 2015	—	17.30	17.30	5	1.53%	1.53%	1.36%	—	—
December 31, 2014	—	17.04	17.04	5	15.45%	15.45%	0.00%	—	—
December 31, 2013	—	14.76	14.76	5	28.91%	28.91%	0.00%	—	—
December 31, 2012	6	11.45	11.45	71	13.03%	13.03%	0.00%	—	—
December 31, 2011	2	10.13	10.13	20	-3.98%	-3.98%	0.00%	—	—
Variable Series StylePlus Large Growth Fund
December 31, 2015	77	17.37	17.37	1,337	5.46%	5.46%	1.06%	—	—
December 31, 2014	66	16.47	16.47	1,092	15.26%	15.26%	0.00%	—	—
December 31, 2013	53	14.29	14.29	764	28.28%	28.28%	0.00%	—	—
December 31, 2012	54	11.14	11.14	602	10.74%	10.74%	0.00%	—	—
December 31, 2011	—	10.06	10.06	—	-4.37%	-4.37%	0.00%	—	—
Variable Series StylePlus Mid Growth Fund
December 31, 2015	54	17.36	17.36	941	-0.06%	-0.06%	0.77%	—	—
December 31, 2014	47	17.37	17.37	817	13.09%	13.09%	0.00%	—	—
December 31, 2013	40	15.36	15.36	618	30.50%	30.50%	0.00%	—	—
December 31, 2012	35	11.77	11.77	418	15.73%	15.73%	0.00%	—	—
December 31, 2011	29	10.17	10.17	299	-4.33%	-4.33%	0.00%	—	—
Variable Series StylePlus Small Growth Fund
December 31, 2015	—	18.16	18.16	3	-1.30%	-1.30%	0.83%	—	—
December 31, 2014	—	18.40	18.40	3	8.81%	8.81%	0.00%	—	—
December 31, 2013	1	16.91	16.91	18	41.39%	41.39%	0.00%	—	—
December 31, 2012	3	11.96	11.96	32	11.57%	11.57%	0.00%	—	—
December 31, 2011	4	10.72	10.72	38	-2.01%	-2.01%	0.00%	—	—
Variable Series U.S. Total Return Bond Fund
December 31, 2015	2,305	12.27	12.27	28,287	1.15%	1.15%	1.94%	—	—
December 31, 2014	1,393	12.13	12.13	16,892	8.11%	8.11%	0.00%	—	—
December 31, 2013	199	11.22	11.22	2,234	1.72%	1.72%	0.00%	—	—
December 31, 2012	6	11.03	11.03	70	5.85%	5.85%	0.00%	—	—
December 31, 2011	5	10.42	10.42	51	5.15%	5.15%	0.00%	—	—
Variable Series World Equity Income Fund
December 31, 2015	23	12.63	12.63	295	-0.63%	-0.63%	3.26%	—	—
December 31, 2014	26	12.71	12.71	336	4.95%	4.95%	0.00%	—	—
December 31, 2013	10	12.11	12.11	120	19.31%	19.31%	0.00%	—	—
December 31, 2012	70	10.15	10.15	711	16.53%	16.53%	0.00%	—	—
December 31, 2011	3	8.71	8.71	26	-15.76%	-15.76%	0.00%	—	—
Invesco Variable Insurance Funds:
Balanced-Risk Allocation Fund
December 31, 2015	214	10.64	10.64	2,280	-4.40%	-4.40%	4.03%	—	—
December 31, 2014	445	11.13	11.13	4,951	5.70%	5.70%	0.00%	—	—
December 31, 2013	449	10.53	10.53	4,731	1.35%	1.35%	1.37%	—	—
December 31, 2012	314	10.39	10.39	3,257	3.80%	3.80%	1.19%	—	—
Inception May 1	—	10.01	10.01	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Invesco Variable Insurance Funds: (continued)
Comstock Fund
December 31, 2015	170	$17.20	$17.20	$2,931	-6.01%	-6.01%	1.56%	—	—
December 31, 2014	238	18.30	18.30	4,350	9.38%	9.38%	1.64%	—	—
December 31, 2013	211	16.73	16.73	3,532	36.02%	36.02%	2.20%	—	—
December 31, 2012	25	12.30	12.30	305	19.19%	19.19%	2.39%	—	—
December 31, 2011	16	10.32	10.32	160	-1.81%	-1.81%	3.28%	—	—
Core Equity Fund
December 31, 2015	46	15.38	17.45	794	-7.01%	-5.78%	1.04%	—	1.30%
December 31, 2014	63	16.54	18.52	1,169	6.78%	8.18%	0.90%	—	1.30%
December 31, 2013	58	15.49	17.12	990	27.59%	29.21%	1.53%	—	1.30%
December 31, 2012	65	12.14	13.25	857	12.41%	13.93%	0.96%	—	1.30%
December 31, 2011	69	10.80	11.63	801	-1.37%	-0.09%	0.85%	—	1.30%
Diversified Dividend Fund
December 31, 2015	405	16.53	16.53	6,699	2.10%	2.10%	1.72%	—	—
December 31, 2014	321	16.19	16.19	5,191	12.82%	12.82%	1.29%	—	—
December 31, 2013	220	14.35	14.35	3,163	31.05%	31.05%	3.32%	—	—
December 31, 2012	119	10.95	10.95	1,300	18.76%	18.76%	2.21%	—	—
December 31, 2011	52	9.22	9.22	483	-7.71%	-7.71%	0.00%	—	—
Inception April 29	—	9.99	9.99	—
Equity and Income Fund
December 31, 2015	381	15.45	15.45	5,885	-2.28%	-2.28%	2.77%	—	—
December 31, 2014	386	15.81	15.81	6,098	9.03%	9.03%	2.44%	—	—
December 31, 2013	171	14.50	14.50	2,487	25.11%	25.11%	2.03%	—	—
December 31, 2012	38	11.59	11.59	435	12.63%	12.63%	2.41%	—	—
December 31, 2011	13	10.29	10.29	137	-1.25%	-1.25%	0.56%	—	—
Global Health Care Fund
December 31, 2015	104	23.59	27.77	2,884	1.81%	3.16%	0.00%	—	1.30%
December 31, 2014	162	23.17	26.92	4,347	18.15%	19.70%	0.00%	—	1.30%
December 31, 2013	41	19.61	22.49	924	38.68%	40.56%	0.39%	—	1.30%
December 31, 2012	13	14.14	16.00	213	19.32%	20.85%	0.00%	—	1.30%
December 31, 2011	26	11.85	13.24	348	2.60%	4.01%	0.00%	—	1.30%
Global Real Estate Fund
December 31, 2015	500	18.76	31.10	9,403	-2.78%	-1.47%	3.46%	—	1.30%
December 31, 2014	402	19.04	31.99	7,678	13.16%	14.63%	1.70%	—	1.30%
December 31, 2013	269	16.61	28.27	4,495	1.40%	2.72%	3.58%	—	1.30%
December 31, 2012	239	16.17	27.88	3,906	26.44%	28.13%	0.64%	—	1.30%
December 31, 2011	158	12.62	22.05	2,020	-7.70%	-6.52%	3.92%	—	1.30%
Government Securities Fund
December 31, 2015	417	13.49	13.49	5,631	0.37%	0.37%	3.83%	—	—
December 31, 2014	293	13.44	13.44	3,932	4.11%	4.11%	5.80%	—	—
December 31, 2013	123	12.91	12.91	1,587	-2.64%	-2.64%	2.92%	—	—
December 31, 2012	83	13.26	13.26	1,101	2.55%	2.55%	2.50%	—	—
December 31, 2011	208	12.93	12.93	2,688	7.84%	7.84%	1.71%	—	—
Growth and Income Fund
December 31, 2015	101	17.03	17.03	1,726	-3.02%	-3.02%	3.16%	—	—
December 31, 2014	131	17.56	17.56	2,293	10.23%	10.23%	1.77%	—	—
December 31, 2013	153	15.93	15.93	2,434	34.09%	34.09%	1.83%	—	—
December 31, 2012	53	11.88	11.88	629	14.67%	14.67%	3.09%	—	—
December 31, 2011	38	10.36	10.36	396	-1.99%	-1.99%	1.02%	—	—
High Yield Fund
December 31, 2015	148	17.29	18.84	2,787	-4.42%	-3.14%	2.42%	—	1.30%
December 31, 2014	282	18.09	19.45	5,486	0.39%	1.73%	9.47%	—	1.30%
December 31, 2013	312	18.02	19.12	5,966	5.63%	6.99%	2.98%	—	1.30%
December 31, 2012	267	17.06	17.87	4,768	15.66%	17.18%	1.93%	—	1.30%
December 31, 2011	1,441	14.75	15.25	21,983	-0.34%	0.93%	6.29%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Invesco Variable Insurance Funds: (continued)
International Growth Fund
December 31, 2015	677	$11.05	$11.05	$7,484	-2.39%	-2.39%	1.38%	—	—
December 31, 2014	576	11.32	11.32	6,521	0.35%	0.35%	1.57%	—	—
December 31, 2013	607	11.28	11.28	6,850	18.99%	18.99%	1.27%	—	—
December 31, 2012	578	9.48	9.48	5,483	15.47%	15.47%	1.49%	—	—
December 31, 2011	309	8.21	8.21	2,536	-6.70%	-6.70%	1.14%	—	—
Mid Cap Core Equity Fund
December 31, 2015	137	18.59	21.90	2,552	-5.52%	-4.27%	0.09%	—	1.30%
December 31, 2014	127	19.42	23.18	2,474	2.84%	4.18%	0.00%	—	1.30%
December 31, 2013	86	18.64	22.54	1,602	26.77%	28.46%	0.57%	—	1.30%
December 31, 2012	62	14.51	17.78	903	9.21%	10.59%	0.00%	—	1.30%
December 31, 2011	45	13.12	16.28	588	-7.71%	-6.49%	0.08%	—	1.30%
Money Market Fund
December 31, 2015	37,441	9.54	10.01	374,712	-1.24%	0.00%	0.01%	—	1.30%
December 31, 2014	28,085	9.66	10.01	281,055	-1.33%	0.00%	0.01%	—	1.30%
December 31, 2013	13,987	9.79	10.01	139,965	-1.21%	0.10%	0.04%	—	1.30%
December 31, 2012	8,034	9.91	10.00	80,355	-0.90%	0.00%	0.02%	—	1.30%
Inception May 1, 2012	—	10.00	10.00	—
Technology Fund
December 31, 2015	122	9.85	22.94	2,809	5.35%	6.85%	0.00%	—	1.30%
December 31, 2014	36	9.35	21.47	776	9.61%	11.01%	0.00%	—	1.30%
December 31, 2013	15	8.53	19.34	282	23.62%	25.18%	0.00%	—	1.30%
December 31, 2012	14	6.90	15.45	216	9.87%	11.23%	0.00%	—	1.30%
December 31, 2011	7	6.28	13.89	96	-6.41%	-5.06%	0.04%	—	1.30%
Value Opportunities Fund
December 31, 2015	8	13.83	16.18	108	-11.83%	-10.66%	2.29%	—	1.30%
December 31, 2014	9	15.48	18.35	141	5.04%	6.39%	1.51%	—	1.30%
December 31, 2013	12	14.55	17.47	169	31.55%	33.24%	1.17%	—	1.30%
December 31, 2012	11	10.92	13.28	117	16.08%	17.67%	1.63%	—	1.30%
December 31, 2011	1	9.28	11.44	5	-4.59%	-3.43%	0.00%	—	1.30%
Ivy Funds Variable Insurance Portfolios, Inc.:
Asset Strategy Portfolio
December 31, 2015	813	13.00	13.00	10,586	-8.39%	-8.39%	0.37%	—	—
December 31, 2014	1,008	14.19	14.19	14,295	-5.27%	-5.27%	0.50%	—	—
December 31, 2013	1,025	14.98	14.98	15,346	25.15%	25.15%	0.98%	—	—
December 31, 2012	552	11.97	11.97	6,611	19.22%	19.22%	1.17%	—	—
December 31, 2011	651	10.04	10.04	6,534	-7.21%	-7.21%	0.95%	—	—
Balanced Portfolio
December 31, 2015	281	18.00	18.00	5,076	-0.33%	-0.33%	1.10%	—	—
December 31, 2014	480	18.06	18.06	8,675	7.63%	7.63%	0.52%	—	—
December 31, 2013	95	16.78	16.78	1,589	23.66%	23.66%	1.28%	—	—
December 31, 2012	55	13.57	13.57	751	11.78%	11.78%	1.06%	—	—
December 31, 2011	32	12.14	12.14	384	3.32%	3.32%	1.32%	—	—
Bond Portfolio
December 31, 2015	110	12.21	12.21	1,339	0.25%	0.25%	1.85%	—	—
December 31, 2014	50	12.18	12.18	608	4.28%	4.28%	8.99%	—	—
December 31, 2013	29	11.68	11.68	334	-2.10%	-2.10%	3.27%	—	—
December 31, 2012	42	11.93	11.93	498	5.76%	5.76%	2.48%	—	—
December 31, 2011	18	11.28	11.28	199	7.33%	7.33%	3.46%	—	—
Dividend Opportunities Portfolio
December 31, 2015	11	17.69	17.69	190	-2.05%	-2.05%	1.34%	—	—
December 31, 2014	14	18.06	18.06	257	9.79%	9.79%	1.15%	—	—
December 31, 2013	16	16.45	16.45	270	29.63%	29.63%	2.15%	—	—
December 31, 2012	16	12.69	12.69	209	13.20%	13.20%	1.32%	—	—
December 31, 2011	65	11.21	11.21	727	-4.68%	-4.68%	0.92%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Ivy Funds Variable Insurance Portfolios, Inc.: (continued)
Energy Portfolio
December 31, 2015	193	$10.40	$10.40	$2,004	-22.10%	-22.10%	0.06%	—	—
December 31, 2014	158	13.35	13.35	2,103	-10.58%	-10.58%	0.00%	—	—
December 31, 2013	115	14.93	14.93	1,716	27.83%	27.83%	0.00%	—	—
December 31, 2012	92	11.68	11.68	1,076	1.30%	1.30%	0.00%	—	—
December 31, 2011	42	11.53	11.53	488	-9.07%	-9.07%	0.00%	—	—
Global Bond Portfolio
December 31, 2015	47	10.56	10.56	496	-2.67%	-2.67%	3.76%	—	—
December 31, 2014	43	10.85	10.85	472	0.18%	0.18%	1.02%	—	—
December 31, 2013	25	10.83	10.83	270	1.69%	1.69%	0.00%	—	—
December 31, 2012	64	10.65	10.65	686	6.50%	6.50%	5.66%	—	—
December 31, 2011	9	10.00	10.00	91	0.00%	0.00%	2.26%	—	—
Global Natural Resources Portfolio
December 31, 2015	110	6.45	6.45	710	-22.38%	-22.38%	0.09%	—	—
December 31, 2014	115	8.31	8.31	959	-13.08%	-13.08%	0.00%	—	—
December 31, 2013	106	9.56	9.56	1,012	7.90%	7.90%	0.00%	—	—
December 31, 2012	95	8.86	8.86	844	1.84%	1.84%	0.00%	—	—
December 31, 2011	39	8.70	8.70	339	-21.48%	-21.48%	0.00%	—	—
Growth Portfolio
December 31, 2015	2	21.77	21.77	47	7.14%	7.14%	0.11%	—	—
December 31, 2014	2	20.32	20.32	44	11.83%	11.83%	0.32%	—	—
December 31, 2013	6	18.17	18.17	111	36.51%	36.51%	0.44%	—	—
December 31, 2012	10	13.31	13.31	135	12.70%	12.70%	0.07%	—	—
December 31, 2011	8	11.81	11.81	90	2.16%	2.16%	0.12%	—	—
High Income Portfolio
December 31, 2015	488	15.50	15.50	7,568	-6.51%	-6.51%	8.05%	—	—
December 31, 2014	822	16.58	16.58	13,638	1.91%	1.91%	5.19%	—	—
December 31, 2013	3,121	16.27	16.27	50,794	10.45%	10.45%	5.87%	—	—
December 31, 2012	449	14.73	14.73	6,608	18.69%	18.69%	4.96%	—	—
December 31, 2011	121	12.41	12.41	1,503	5.26%	5.26%	7.56%	—	—
Limited-Term Bond Portfolio
December 31, 2015	364	10.13	10.13	3,691	0.90%	0.90%	1.18%	—	—
December 31, 2014	92	10.04	10.04	924	1.01%	1.01%	0.54%	—	—
December 31, 2013	59	9.94	9.94	585	-0.60%	-0.60%	0.00%	—	—
Inception Jan 18, 2013	—	10.00	10.00	—
Mid Cap Growth Portfolio
December 31, 2015	178	20.57	20.57	3,667	-5.77%	-5.77%	0.00%	—	—
December 31, 2014	194	21.83	21.83	4,227	7.91%	7.91%	0.00%	—	—
December 31, 2013	179	20.23	20.23	3,617	29.93%	29.93%	0.00%	—	—
December 31, 2012	102	15.57	15.57	1,593	13.57%	13.57%	0.00%	—	—
December 31, 2011	114	13.71	13.71	1,565	-0.58%	-0.58%	0.01%	—	—
Science and Technology Portfolio
December 31, 2015	320	22.70	22.70	7,266	-2.87%	-2.87%	0.00%	—	—
December 31, 2014	268	23.37	23.37	6,263	2.91%	2.91%	0.00%	—	—
December 31, 2013	302	22.71	22.71	6,852	56.40%	56.40%	0.00%	—	—
December 31, 2012	41	14.52	14.52	590	27.82%	27.82%	0.00%	—	—
December 31, 2011	32	11.36	11.36	367	-5.80%	-5.80%	0.00%	—	—
Value Portfolio
December 31, 2015	62	19.07	19.07	1,182	-3.93%	-3.93%	0.49%	—	—
December 31, 2014	61	19.85	19.85	1,216	10.96%	10.96%	0.69%	—	—
December 31, 2013	89	17.89	17.89	1,587	35.33%	35.33%	0.73%	—	—
December 31, 2012	41	13.22	13.22	546	18.88%	18.88%	1.27%	—	—
December 31, 2011	47	11.12	11.12	518	-7.33%	-7.33%	0.84%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Janus Aspen Series – Institutional:
Balanced Portfolio
December 31, 2015	1,532	$18.25	$18.25	$27,954	0.61%	0.61%	2.04%	—	—
December 31, 2014	1,173	18.14	18.14	21,268	8.56%	8.56%	1.76%	—	—
December 31, 2013	740	16.71	16.71	12,368	20.13%	20.13%	1.60%	—	—
December 31, 2012	520	13.91	13.91	7,230	13.64%	13.64%	2.85%	—	—
December 31, 2011	533	12.24	12.24	6,525	1.58%	1.58%	2.43%	—	—
Enterprise Portfolio
December 31, 2015	570	23.65	29.34	13,488	2.66%	4.05%	0.89%	—	1.30%
December 31, 2014	403	22.73	28.58	9,179	11.08%	12.52%	0.15%	—	1.30%
December 31, 2013	274	20.20	25.73	5,557	30.68%	32.37%	0.48%	—	1.30%
December 31, 2012	246	15.26	19.69	3,779	15.76%	17.29%	0.00%	—	1.30%
December 31, 2011	190	13.01	17.01	2,492	-2.69%	-1.44%	0.00%	—	1.30%
Forty Portfolio
December 31, 2015	611	20.71	20.71	12,652	12.25%	12.25%	1.06%	—	—
December 31, 2014	121	18.45	18.45	2,229	8.72%	8.72%	0.16%	—	—
December 31, 2013	150	16.97	16.97	2,547	31.25%	31.25%	0.73%	—	—
December 31, 2012	150	12.93	12.93	1,937	24.09%	24.09%	0.76%	—	—
December 31, 2011	129	10.42	10.42	1,345	-6.63%	-6.63%	0.37%	—	—
Global Research Portfolio
December 31, 2015	74	14.83	15.11	1,125	-3.58%	-2.33%	0.72%	—	1.30%
December 31, 2014	64	15.38	15.47	988	6.07%	7.43%	1.15%	—	1.30%
December 31, 2013	85	14.40	14.50	1,218	26.75%	28.46%	1.11%	—	1.30%
December 31, 2012	33	11.21	11.44	374	18.55%	20.02%	0.71%	—	1.30%
December 31, 2011	43	9.34	9.65	405	-14.90%	-13.68%	0.57%	—	1.30%
Janus Portfolio
December 31, 2015	126	19.04	19.80	2,500	3.99%	5.38%	0.83%	—	1.30%
December 31, 2014	50	18.31	18.79	938	11.51%	12.99%	0.34%	—	1.30%
December 31, 2013	63	16.42	16.63	1,047	28.68%	30.33%	0.80%	—	1.30%
December 31, 2012	54	12.76	12.76	693	17.06%	18.59%	0.51%	—	1.30%
December 31, 2011	87	10.76	10.90	941	-6.52%	-5.28%	0.57%	—	1.30%
Overseas Portfolio
December 31, 2015	297	11.48	28.08	3,405	-9.77%	-8.53%	0.60%	—	1.30%
December 31, 2014	355	12.55	31.12	4,461	-13.02%	-11.93%	5.97%	—	1.30%
December 31, 2013	386	14.25	35.78	5,504	13.08%	14.55%	2.88%	—	1.30%
December 31, 2012	454	12.44	31.64	5,641	12.00%	13.50%	0.67%	—	1.30%
December 31, 2011	525	10.96	28.25	5,761	-33.04%	-32.18%	0.47%	—	1.30%
Perkins Mid Cap Value Portfolio
December 31, 2015	450	16.00	16.00	7,197	-3.44%	-3.44%	1.25%	—	—
December 31, 2014	500	16.57	16.57	8,288	8.73%	8.73%	3.49%	—	—
December 31, 2013	492	15.24	15.24	7,494	26.16%	26.16%	1.28%	—	—
December 31, 2012	501	12.08	12.08	6,051	11.13%	11.13%	0.97%	—	—
December 31, 2011	509	10.87	10.87	5,531	-2.69%	-2.69%	0.80%	—	—
Janus Aspen Series – Service:
Flexible Bond Portfolio
December 31, 2015	2,504	10.90	10.90	27,298	-0.09%	-0.09%	2.13%	—	—
December 31, 2014	1,017	10.91	10.91	11,088	4.70%	4.70%	2.89%	—	—
December 31, 2013	182	10.42	10.42	1,898	-0.29%	-0.29%	2.49%	—	—
December 31, 2012	65	10.45	10.45	679	4.60%	4.60%	3.78%	—	—
Inception May 1	—	9.99	9.99	—
Global Allocation-Moderate Portfolio
December 31, 2015	2	11.99	11.99	19	-2.44%	-2.44%	0.80%	—	—
December 31, 2014	2	12.29	12.29	19	3.28%	3.28%	2.76%	—	—
December 31, 2013	2	11.90	11.90	19	14.64%	14.64%	2.24%	—	—
December 31, 2012	—	10.38	10.38	—	3.70%	3.70%	0.00%	—	—
Inception May 1		10.01	10.01

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Janus Aspen Series – Service: (continued)
Global Technology Portfolio
December 31, 2015	7	$15.64	$15.64	$117	4.62%	4.62%	0.77%	—	—
December 31, 2014	11	14.95	14.95	162	9.36%	9.36%	0.00%	—	—
December 31, 2013	10	13.67	13.67	144	35.35%	35.35%	0.00%	—	—
December 31, 2012	—	10.10	10.10	—	0.80%	0.80%	0.00%	—	—
Inception May 1, 2012	—	10.02	10.02	—
John Hancock Variable Insurance Trust
Emerging Markets Value Trust
December 31, 2015	46	9.32	9.32	426	-6.80%	-6.80%	0.91%	—	0.35%
Inception October 30, 2015	—	10.00	10.00
JPMorgan Insurance Trust:
Global Allocation Portfolio
December 31, 2015	14	9.76	9.76	132	-2.40%	-2.40%	1.40%	—	—
Inception October 30, 2015	—	10.00	10.00
Income Builder Portfolio
December 31, 2015	22	9.80	9.80	215	-2.00%	-2.00%	5.40%	—	—
Inception October 30, 2015	—	10.00	10.00
Lazard Retirement Series, Inc.:
Emerging Markets Equity Portfolio
December 31, 2015	1,081	19.41	21.55	20,988	-21.09%	-20.06%	1.16%	—	1.30%
December 31, 2014	986	24.28	27.31	23,951	-5.86%	-4.63%	1.76%	—	1.30%
December 31, 2013	796	25.46	29.01	20,258	-2.52%	-1.24%	1.69%	—	1.30%
December 31, 2012	547	25.78	29.76	14,106	20.49%	22.01%	1.90%	—	1.30%
December 31, 2011	415	21.13	24.70	8,772	-19.07%	-17.97%	1.93%	—	1.30%
Global Dynamic Multi-Asset Portfolio
December 31, 2015	94	12.72	12.72	1,200	-0.39%	-0.39%	0.00%	—	—
December 31, 2014	104	12.77	12.77	1,333	2.65%	2.65%	0.56%	—	—
December 31, 2013	90	12.44	12.44	1,113	19.50%	19.50%	1.48%	—	—
December 31, 2012	1	10.41	10.41	9	4.00%	4.00%	0.08%	—	—
Inception November 16, 2012	—	10.01	10.01
International Equity Portfolio
December 31, 2015	850	15.87	16.77	14,255	0.38%	1.70%	1.76%	—	1.30%
December 31, 2014	503	15.81	16.49	8,293	-5.44%	-4.18%	1.86%	—	1.30%
December 31, 2013	301	16.72	17.21	5,172	19.26%	20.77%	1.65%	—	1.30%
December 31, 2012	183	14.02	14.25	2,613	19.52%	21.07%	2.64%	—	1.30%
December 31, 2011	73	11.73	11.77	861	-8.50%	-7.25%	1.88%	—	1.30%
US Small-Mid Cap Equity Portfolio
December 31, 2015	75	21.30	26.55	1,599	-3.63%	-2.38%	0.00%	—	1.30%
December 31, 2014	91	21.82	27.55	1,982	9.59%	11.04%	0.00%	—	1.30%
December 31, 2013	40	19.65	25.14	794	33.51%	35.24%	0.00%	—	1.30%
December 31, 2012	27	14.53	18.83	397	8.78%	10.24%	0.00%	—	1.30%
December 31, 2011	35	13.18	17.31	456	-10.22%	-9.10%	0.00%	—	1.30%
US Strategic Equity Portfolio
December 31, 2015	95	17.68	18.62	1,763	-6.65%	-5.43%	0.45%	—	1.30%
December 31, 2014	38	18.94	19.69	747	13.21%	14.74%	1.14%	—	1.30%
December 31, 2013	18	16.73	17.16	306	26.46%	28.06%	1.20%	—	1.30%
December 31, 2012	9	13.23	13.40	127	12.50%	14.04%	1.16%	—	1.30%
December 31, 2011	10	11.75	11.76	115	0.60%	1.91%	0.65%	—	1.30%
Legg Mason Partners Variable Equity Trust:
BW Absolute Return Opportunities Portfolio
December 31, 2015	102	9.84	9.84	1,003	-5.66%	-5.66%	0.00%	—	—
December 31, 2014	52	10.43	10.43	546	4.30%	4.30%	5.32%	—	—
Inception May 1, 2014	10.00	10.00

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Legg Mason Partners Variable Equity Trust: (continued)
ClearBridge Aggressive Growth Portfolio
December 31, 2015	629	$20.57	$20.57	$12,933	-1.77%	-1.77%	0.31%	—	—
December 31, 2014	692	20.94	20.94	14,496	20.41%	20.41%	0.19%	—	—
December 31, 2013	475	17.39	17.39	8,253	47.75%	47.75%	0.41%	—	—
December 31, 2012	89	11.77	11.77	1,050	18.77%	18.77%	0.45%	—	—
December 31, 2011	98	9.91	9.91	970	2.48%	2.48%	0.15%	—	—
ClearBridge Dividend Strategy Portfolio
December 31, 2015	140	13.66	15.29	2,146	-5.53%	-4.32%	2.34%	—	1.30%
December 31, 2014	221	14.46	15.98	3,529	12.18%	13.66%	2.21%	—	1.30%
December 31, 2013	234	12.89	14.06	3,295	24.30%	25.87%	1.88%	—	1.30%
December 31, 2012	144	10.37	11.17	1,608	12.72%	14.21%	4.00%	—	1.30%
December 31, 2011	52	9.20	9.78	510	6.48%	7.95%	4.33%	—	1.30%
Legg Mason Partners Variable Equity Trust:
ClearBridge Large Cap Growth Portfolio
December 31, 2015	312	18.10	20.26	6,323	8.38%	9.81%	0.72%	—	1.30%
December 31, 2014	124	16.70	18.45	2,285	12.53%	13.96%	0.64%	—	1.30%
December 31, 2013	120	14.84	16.19	1,942	36.02%	37.90%	0.99%	—	1.30%
December 31, 2012	30	10.91	11.74	356	18.85%	20.29%	1.01%	—	1.30%
December 31, 2011	10	9.18	9.76	102	-1.92%	-0.61%	0.37%	—	1.30%
ClearBridge Small Cap Growth Portfolio
December 31, 2015	134	14.68	14.68	1,968	-4.55%	-4.55%	0.00%	—	—
December 31, 2014	155	15.38	15.38	2,391	3.78%	3.78%	0.00%	—	—
December 31, 2013	319	14.82	14.82	4,727	46.59%	46.59%	0.04%	—	—
December 31, 2012	25	10.11	10.11	248	0.80%	0.80%	0.09%	—	—
Inception May 1	10.03	10.03
QS Dynamic Multi-Strategy Portfolio
December 31, 2015	133	12.19	12.19	1,625	-5.43%	-5.43%	0.76%	—	—
December 31, 2014	119	12.89	12.89	1,531	6.35%	6.35%	1.63%	—	—
December 31, 2013	75	12.12	12.12	913	18.13%	18.13%	2.43%	—	—
December 31, 2012	—	10.26	10.26	2	2.29%	2.29%	1.06%	—	—
Inception May 1, 2012	—	10.03	10.03	—
Legg Mason Partners Variable Income Trust:
Western Asset Global High Yield Bond Portfolio
December 31, 2015	97	17.30	17.30	1,676	-5.82%	-5.82%	4.09%	—	—
December 31, 2014	159	18.37	18.37	2,924	-1.18%	-1.18%	4.33%	—	—
December 31, 2013	289	18.59	18.59	5,381	6.29%	6.29%	3.19%	—	—
December 31, 2012	996	17.49	17.49	17,418	18.34%	18.34%	6.31%	—	—
December 31, 2011	65	14.78	14.78	963	1.72%	1.72%	5.04%	—	—
Lord Abbett Series Fund, Inc.:
Bond Debenture Portfolio
December 31, 2015	1,077	16.19	16.19	17,510	-1.52%	-1.52%	3.02%	—	—
December 31, 2014	1,195	16.44	16.44	19,645	4.31%	4.31%	4.00%	—	—
December 31, 2013	933	15.76	15.76	14,708	8.17%	8.17%	6.29%	—	—
December 31, 2012	678	14.57	14.57	9,880	12.51%	12.51%	5.27%	—	—
December 31, 2011	581	12.95	12.95	7,526	4.44%	4.44%	7.99%	—	—
Calibrated Dividend Growth Portfolio
December 31, 2015	149	20.82	24.57	3,099	-3.38%	-2.16%	2.58%	—	1.30%
December 31, 2014	43	21.28	25.43	921	10.09%	11.59%	1.29%	—	1.30%
December 31, 2013	54	19.07	23.10	1,029	26.30%	27.90%	2.19%	—	1.30%
December 31, 2012	22	14.91	18.29	321	10.98%	12.44%	2.84%	—	1.30%
December 31, 2011	26	13.26	16.48	350	-1.08%	0.23%	2.72%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Lord Abbett Series Fund, Inc.: (continued)
Classic Stock Portfolio
December 31, 2015	5	$14.72	$14.72	$77	-0.88%	-0.88%	0.46%	—	—
December 31, 2014	13	14.85	14.85	191	9.11%	9.11%	0.53%	—	—
December 31, 2013	25	13.61	13.61	334	29.87%	29.87%	1.11%	—	—
December 31, 2012	31	10.48	10.48	320	15.04%	15.04%	0.92%	—	—
December 31, 2011	34	9.11	9.11	306	-8.07%	-8.07%	0.86%	—	—
Growth and Income Portfolio
December 31, 2015	148	17.35	26.38	2,595	-4.11%	-2.86%	1.27%	—	1.30%
December 31, 2014	173	17.86	27.51	3,109	6.26%	7.66%	0.72%	—	1.30%
December 31, 2013	176	16.59	25.89	2,936	34.15%	35.87%	0.70%	—	1.30%
December 31, 2012	124	12.21	19.30	1,532	10.60%	12.12%	1.03%	—	1.30%
December 31, 2011	113	10.89	17.45	1,238	-7.28%	-6.12%	0.79%	—	1.30%
International Opportunities Portfolio
December 31, 2015	547	11.42	11.42	6,252	11.09%	11.09%	1.08%	—	—
December 31, 2014	213	10.28	10.28	2,188	-5.77%	-5.77%	1.24%	—	—
December 31, 2013	219	10.91	10.91	2,386	31.76%	31.76%	2.49%	—	—
December 31, 2012	89	8.28	8.28	734	20.35%	20.35%	3.09%	—	—
December 31, 2011	29	6.88	6.88	202	-15.69%	-15.69%	0.49%	—	—
MFS Variable Insurance Trust:
Growth Series – Service
December 31, 2015	—	9.88	9.88	—	-1.00%	-1.00%	0.00%	—	—
Inception July 31, 2015	—	9.98	9.98	—
Value Series – Service
December 31, 2015	—	9.59	9.59	—	-3.81%	-3.81%	0.00%	—	—
Inception July 31, 2015	—	9.97	9.97	—
Nationwide Variable Insurance Trust:
Bond Index Fund
December 31, 2015	228	10.56	14.32	2,625	0.00%	0.35%	1.84%	—	0.35%
December 31, 2014	202	10.56	14.27	2,440	5.86%	5.92%	3.53%	—	0.35%
December 31, 2013	116	13.48	13.48	1,569	-2.39%	-2.39%	2.11%	—	—
December 31, 2012	143	13.81	13.81	1,969	4.07%	4.07%	2.47%	—	—
December 31, 2011	210	13.27	13.27	2,782	7.54%	7.54%	3.36%	—	—
International Index Fund
December 31, 2015	1,031	9.35	9.62	9,787	-1.06%	-0.72%	2.66%	—	0.35%
December 31, 2014	729	9.45	9.69	7,011	-5.74%	-5.69%	3.77%	—	0.35%
December 31, 2013	423	10.28	10.28	4,354	21.66%	21.66%	3.61%	—	—
December 31, 2012	310	8.45	8.45	2,618	19.01%	19.01%	3.10%	—	—
December 31, 2011	268	7.10	7.10	1,905	-12.45%	-12.45%	2.98%	—	—
Mid Cap Index Fund
December 31, 2015	486	10.67	17.82	7,085	-2.73%	-2.46%	1.33%	—	0.35%
December 31, 2014	357	10.97	18.27	5,899	9.59%	9.60%	1.32%	—	0.35%
December 31, 2013	273	16.67	16.67	4,544	33.25%	33.25%	1.49%	—	—
December 31, 2012	144	12.51	12.51	1,803	17.69%	17.69%	1.41%	—	—
December 31, 2011	119	10.63	10.63	1,263	-2.39%	-2.39%	0.92%	—	—
S&P 500 Index Fund
December 31, 2015	859	11.45	16.35	12,151	0.88%	1.24%	2.15%	—	0.35%
December 31, 2014	733	11.35	16.15	10,977	13.41%	13.50%	3.33%	—	0.35%
December 31, 2013	387	14.24	14.24	5,516	32.22%	32.22%	2.12%	—	—
December 31, 2012	363	10.77	10.77	3,912	15.81%	15.81%	2.30%	—	—
December 31, 2011	338	9.30	9.30	3,142	1.86%	1.86%	1.89%	—	—
Small Cap Index Fund
December 31, 2015	671	9.97	15.57	8,363	-4.87%	-4.54%	1.37%	—	0.35%
December 31, 2014	457	10.48	16.31	6,570	4.89%	5.01%	1.28%	—	0.35%
December 31, 2013	236	15.55	15.55	3,671	38.84%	38.84%	1.71%	—	—
December 31, 2012	162	11.20	11.20	1,815	16.42%	16.42%	1.81%	—	—
December 31, 2011	130	9.62	9.62	1,249	-4.18%	-4.18%	1.03%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Neuberger Berman Advisers Management Trust:
Absolute Return Multi-Manager Portfolio
December 31, 2015	70	$9.26	$9.26	$649	-7.58%	-7.58%	0.00%	—	0.00%
Inception May 1, 2015		10.02	10.02
Large Cap Value Portfolio
December 31, 2015	80	15.58	16.69	1,333	-12.96%	-11.79%	0.62%	—	1.30%
December 31, 2014	82	17.90	18.92	1,556	8.48%	9.87%	0.83%	—	1.30%
December 31, 2013	73	16.50	17.22	1,253	29.41%	31.15%	0.81%	—	1.30%
December 31, 2012	83	12.75	13.13	1,096	15.07%	16.61%	0.39%	—	1.30%
December 31, 2011	156	11.08	11.26	1,753	-12.48%	-11.41%	0.00%	—	1.30%
Mid Cap Growth Portfolio
December 31, 2015	158	18.97	26.83	4,232	-0.05%	1.28%	0.00%	—	1.30%
December 31, 2014	104	18.98	26.49	2,757	6.21%	7.60%	0.00%	—	1.30%
December 31, 2013	40	17.87	24.62	988	30.92%	32.58%	0.00%	—	1.30%
December 31, 2012	222	13.65	18.57	4,126	10.98%	12.41%	0.00%	—	1.30%
December 31, 2011	163	12.30	16.52	2,694	-0.81%	0.49%	0.00%	—	1.30%
Mid Cap Intrinsic Value Portfolio
December 31, 2015	216	20.76	27.18	4,487	-9.52%	-8.34%	1.30%	—	1.30%
December 31, 2014	52	22.65	30.04	1,188	12.38%	13.82%	1.13%	—	1.30%
December 31, 2013	77	19.90	26.73	1,534	35.27%	37.05%	1.15%	—	1.30%
December 31, 2012	24	14.52	19.76	355	14.02%	15.51%	0.69%	—	1.30%
December 31, 2011	21	12.57	17.33	265	-7.67%	-6.47%	0.29%	—	1.30%
Short Duration Bond Portfolio
December 31, 2015	471	12.14	12.71	5,725	-1.09%	0.17%	1.83%	—	1.30%
December 31, 2014	327	12.12	12.85	3,967	-0.70%	0.58%	1.79%	—	1.30%
December 31, 2013	256	12.05	12.94	3,085	-0.69%	0.67%	3.13%	—	1.30%
December 31, 2012	78	11.97	13.03	937	3.25%	4.54%	3.54%	—	1.30%
December 31, 2011	106	11.45	12.62	1,212	-1.02%	0.35%	5.01%	—	1.30%
Socially Responsive Portfolio
December 31, 2015	89	20.36	21.85	1,953	-1.78%	-0.46%	0.64%	—	1.30%
December 31, 2014	172	20.73	21.95	3,771	8.99%	10.36%	0.37%	—	1.30%
December 31, 2013	115	19.02	19.89	2,286	35.76%	37.65%	0.71%	—	1.30%
December 31, 2012	94	14.01	14.45	1,352	9.54%	10.98%	0.25%	—	1.30%
December 31, 2011	67	12.79	13.02	873	-4.27%	-3.13%	0.35%	—	1.30%
Northern Lights Variable Trust:
7Twelve Balanced Portfolio – Class 3
December 31, 2015	36	9.07	9.07	331	-9.57%	-9.57%	1.62%	—	—
Inception May 1, 2015	—	10.03	10.03	—
7Twelve Balanced Portfolio – Class 4
December 31, 2015	22	9.54	9.54	211	-7.38%	-7.38%	0.27%	—	—
December 31, 2014	71	10.30	10.30	727	-0.29%	-0.29%	0.33%	—	—
December 31, 2013	52	10.33	10.33	542	4.24%	4.24%	0.28%	—	—
Inception May 1	—	9.91	9.91	—
Adaptive Allocation Portfolio
December 31, 2015	10	9.53	9.53	98	-5.83%	-5.83%	0.00%	—	—
December 31, 2014	15	10.12	10.12	147	-1.36%	-1.36%	0.00%	—	—
December 31, 2013	19	10.26	10.26	190	5.66%	5.66%	0.09%	—	—
December 31, 2012	31	9.71	9.71	301	-6.99%	-6.99%	0.48%	—	—
December 31, 2011	57	10.44	10.44	592	-3.60%	-3.60%	0.00%	—	—
BTS Tactical Fixed Income Portfolio
December 31, 2015	7	9.67	9.67	63	-3.30%	-3.30%	2.45%	—	—
Inception May 1, 2015	—	10.00	10.00	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Northern Lights Variable Trust: (continued)
Changing Parameters Portfolio
December 31, 2015	1,212	$9.84	$9.84	$11,928	-2.57%	-2.57%	1.97%	—	—
December 31, 2014	1,495	10.10	10.10	15,096	1.41%	1.41%	1.88%	—	—
December 31, 2013	1,542	9.96	9.96	15,349	2.36%	2.36%	3.27%	—	—
December 31, 2012	1,505	9.73	9.73	14,639	9.08%	9.08%	1.86%	—	—
December 31, 2011	1,545	8.92	8.92	13,776	-0.67%	-0.67%	1.06%	—	—
JNF SSGA Retirement Income Portfolio
December 31, 2015	113	10.08	10.08	1,137	-5.00%	-5.00%	4.14%	—	—
December 31, 2014	580	10.61	10.61	6,156	6.74%	6.74%	0.00%	—	—
Inception March 7	—	9.94	9.94	—
JNF SSGA Sector Rotation Portfolio
December 31, 2015	137	13.55	15.17	2,059	-2.38%	-1.04%	0.62%	—	1.30%
December 31, 2014	145	13.88	15.33	2,204	6.69%	8.03%	0.39%	—	1.30%
December 31, 2013	134	13.01	14.19	1,878	34.40%	36.18%	0.82%	—	1.30%
December 31, 2012	89	9.68	10.42	911	15.24%	16.82%	0.62%	—	1.30%
December 31, 2011	39	8.40	8.92	340	-0.24%	1.02%	0.52%	—	1.30%
JNF SSGA Tactical Allocation Portfolio
December 31, 2015	65	13.32	14.91	963	-5.20%	-3.93%	2.18%	—	1.30%
December 31, 2014	53	14.05	15.52	825	5.56%	6.89%	2.00%	—	1.30%
December 31, 2013	45	13.31	14.52	652	18.21%	19.80%	0.88%	—	1.30%
December 31, 2012	38	11.26	12.12	451	9.21%	10.58%	1.35%	—	1.30%
December 31, 2011	15	10.31	10.96	238	4.67%	6.00%	0.88%	—	1.30%
Mariner Managed Futures Strategy Portfolio Class 2
December 31, 2015	587	10.51	10.51	6,174	-6.66%	-6.66%	8.10%	—	—
December 31, 2014	550	11.26	11.26	6,194	7.55%	7.55%	0.00%	—	—
December 31, 2013	48	10.47	10.47	507	3.97%	3.97%	0.00%	—	—
December 31, 2012	—	10.07	10.07	4	0.80%	0.80%	0.00%	—	—
Inception November 16	—	9.99	9.99	—
Power Income Portfolio Class 2
December 31, 2015	311	10.36	10.36	3,221	-2.54%	-2.54%	3.48%	—	—
December 31, 2014	185	10.63	10.63	1,964	-1.02%	-1.02%	2.66%	—	—
December 31, 2013	312	10.74	10.74	3,346	4.58%	4.58%	1.32%	—	—
December 31, 2012	342	10.27	10.27	3,511	2.70%	2.70%	0.00%	—	—
Inception May 1, 2012		10.00	10.00
Probabilities Fund
December 31, 2015	2,492	10.35	10.35	25,801	-5.48%	-5.48%	0.00%	—	—
December 31, 2014	3,051	10.95	10.95	33,407	4.89%	4.89%	0.00%	—	—
December 31, 2013	3,600	10.44	10.44	37,586	4.40%	4.40%	0.00%	—	—
Inception May 1, 2013	—	10.00	10.00	—
TOPS Aggressive Growth ETF – Class 1
December 31, 2015	6	10.17	12.46	77	-3.60%	-3.49%	1.12%	—	0.35%
December 31, 2014	6	10.55	12.91	83	5.08%	5.13%	1.05%	—	0.35%
December 31, 2013	6	12.28	12.28	74	23.67%	23.67%	0.95%	—	—
December 31, 2012	—	9.93	9.93	—	15.87%	15.87%	0.00%	—	—
December 31, 2011	—	8.57	8.57	—	-14.04%	-14.04%	0.00%	—	—
Inception May 2, 2011	—	9.97	9.97	—
TOPS Balanced ETF – Class 1
December 31, 2015	2	10.23	11.88	22	-2.48%	-2.38%	1.47%	—	0.35%
December 31, 2014	2	10.49	12.17	23	4.73%	4.80%	2.99%	—	0.35%
December 31, 2013	—	11.62	11.62	—	8.90%	8.90%	0.00%	—	—
December 31, 2012	169	10.67	10.67	1,807	12.55%	12.55%	0.10%	—	—
December 31, 2011	—	9.48	9.48	—	-5.11%	-5.11%	0.00%	—	—
Inception May 2, 2011	—	9.99	9.99	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Northern Lights Variable Trust: (continued)
TOPS Balanced ETF – Class 2
December 31, 2015	—	$11.67	$11.67	$—	-2.51%	-2.51%	0.71%	—	—
December 31, 2014	4	11.97	11.97	48	3.55%	3.55%	1.64%	—	—
December 31, 2013	4	11.56	11.56	47	9.06%	9.06%	2.96%	—	—
December 31, 2012	—	10.60	10.60	—	11.93%	11.93%	0.00%	—	—
December 31, 2011	—	9.47	9.47	—	-5.11%	-5.11%	0.00%	—	—
Inception May 2, 2011	—	9.98	9.98	—
TOPS Conservative ETF – Class 1
December 31, 2015	24	10.05	11.44	251	-1.86%	-1.80%	2.10%	—	0.35%
December 31, 2014	5	10.24	11.65	64	2.30%	2.37%	0.34%	—	0.35%
December 31, 2013	6	11.38	11.38	66	4.79%	4.79%	2.13%	—	—
December 31, 2012	4	10.86	10.86	48	10.37%	10.37%	0.63%	—	—
December 31, 2011	—	9.84	9.84	—	-1.60%	-1.60%	0.00%	—	—
Inception May 2, 2011	—	10.00	10.00	—
TOPS Conservative ETF – Class 2
December 31, 2015	161	11.32	11.32	1,819	-2.08%	-2.08%	1.30%	—	—
December 31, 2014	165	11.56	11.56	1,911	2.12%	2.12%	0.53%	—	—
December 31, 2013	38	11.32	11.32	433	4.52%	4.52%	0.75%	—	—
December 31, 2012	55	10.83	10.83	599	10.17%	10.17%	0.44%	—	—
December 31, 2011	—	9.83	9.83	—	-1.70%	-1.70%	0.00%	—	—
Inception May 2, 2011	—	10.00	10.00	—
TOPS Growth ETF – Class 1
December 31, 2015	146	9.99	13.16	1,832	-4.22%	-4.08%	1.40%	—	0.35%
December 31, 2014	63	10.43	13.72	859	3.94%	3.99%	1.40%	—	0.35%
December 31, 2013	62	13.20	13.20	824	19.13%	19.13%	0.99%	—	—
December 31, 2012	34	11.08	11.08	371	16.26%	16.26%	0.16%	—	—
December 31, 2011	11	9.53	9.53	106	-4.41%	-4.41%	0.00%	—	—
Inception May 2, 2011	—	9.97	9.97	—
TOPS Growth ETF – Class 2
December 31, 2015	4	12.94	12.94	51	-4.36%	-4.36%	1.35%	—	—
December 31, 2014	5	13.53	13.53	63	3.68%	3.68%	1.18%	—	—
December 31, 2013	6	13.05	13.05	79	18.85%	18.85%	1.00%	—	—
December 31, 2012	6	10.98	10.98	61	15.95%	15.95%	0.19%	—	—
December 31, 2011	—	9.47	9.47	—	-5.02%	-5.02%	0.00%	—	—
Inception May 2, 2011	—	9.97	9.97	—
TOPS Managed Risk Balanced ETF – Class 1
December 31, 2015	81	9.91	11.74	909	-4.25%	-4.16%	0.58%	—	0.35%
December 31, 2014	435	10.35	12.25	5,249	3.29%	3.38%	1.13%	—	0.35%
December 31, 2013	559	11.85	11.85	6,631	8.02%	8.02%	0.87%	—	—
December 31, 2012	485	10.97	10.97	5,316	8.72%	8.72%	0.11%	—	—
December 31, 2011	68	10.09	10.09	686	0.90%	0.90%	0.00%	—	—
Inception November 18, 2011	—	10.00	10.00	—
TOPS Managed Risk Balanced ETF – Class 2
December 31, 2015	180	11.61	11.61	2,094	-4.44%	-4.44%	1.33%	—	—
December 31, 2014	132	12.15	12.15	1,607	3.05%	3.05%	0.56%	—	—
December 31, 2013	25	11.79	11.79	291	7.87%	7.87%	1.03%	—	—
December 31, 2012	10	10.93	10.93	113	8.43%	8.43%	0.08%	—	—
December 31, 2011	—	10.08	10.08	—	0.80%	0.80%	0.00%	—	—
Inception November 18, 2011	—	10.00	10.00	—
TOPS Managed Risk Growth ETF – Class 1
December 31, 2015	3,069	9.27	10.91	32,034	-8.94%	-8.78%	1.69%	—	0.35%
December 31, 2014	3,379	10.18	11.96	39,045	1.44%	1.50%	1.04%	—	0.35%
December 31, 2013	3,053	11.79	11.79	35,998	16.27%	16.27%	1.10%	—	—
December 31, 2012	2,379	10.14	10.14	24,112	8.45%	8.45%	0.08%	—	—
December 31, 2011	989	9.35	9.35	9,240	-6.41%	-6.41%	0.00%	—	—
Inception May 2, 2011	—	9.99	9.99	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Northern Lights Variable Trust: (continued)
TOPS Managed Risk Growth ETF – Class 2
December 31, 2015	16	$10.79	$10.79	$173	-9.10%	-9.10%	1.62%	—	—
December 31, 2014	10	11.87	11.87	120	1.28%	1.28%	1.00%	—	—
December 31, 2013	1	11.72	11.72	16	15.92%	15.92%	0.77%	—	—
December 31, 2012	—	10.11	10.11	—	8.24%	8.24%	0.00%	—	—
December 31, 2011	—	9.34	9.34	—	-6.51%	-6.51%	0.00%	—	—
Inception May 2, 2011	—	9.99	9.99	—
TOPS Managed Risk Moderate Growth ETF – Class 1
December 31, 2015	249	9.70	11.94	2,946	-6.19%	-6.13%	1.31%	—	0.35%
December 31, 2014	497	10.34	12.72	6,288	3.16%	3.19%	1.11%	—	0.35%
December 31, 2013	518	12.33	12.33	6,387	12.71%	12.71%	0.80%	—	—
December 31, 2012	554	10.94	10.94	6,066	8.86%	8.86%	0.15%	—	—
December 31, 2011	2	10.05	10.05	20	0.50%	0.50%	0.00%	—	—
Inception November 18, 2011	—	10.00	10.00	—
TOPS Managed Risk Moderate Growth ETF – Class 2
December 31, 2015	126	11.82	11.82	1,492	-6.34%	-6.34%	1.35%	—	—
December 31, 2014	103	12.62	12.62	1,303	2.85%	2.85%	0.96%	—	—
December 31, 2013	85	12.27	12.27	1,045	12.36%	12.36%	0.66%	—	—
December 31, 2012	72	10.92	10.92	785	8.66%	8.66%	0.11%	—	—
December 31, 2011	72	10.05	10.05	723	0.50%	0.50%	0.00%	—	—
Inception November 18, 2011	—	10.00	10.00	—
TOPS Moderate Growth ETF – Class 1
December 31, 2015	139	10.07	11.90	1,604	-3.27%	-3.09%	0.00%	—	0.35%
December 31, 2014	12	10.41	12.28	129	3.80%	3.89%	0.21%	—	0.35%
December 31, 2013	169	11.83	11.83	2,001	13.21%	13.21%	2.11%	—	—
December 31, 2012	90	10.45	10.45	937	15.21%	15.21%	0.30%	—	—
December 31, 2011	51	9.07	9.07	462	-9.12%	-9.12%	0.00%	—	—
Inception May 2, 2011	—	9.98	9.98	—
TOPS Moderate Growth ETF – Class 2
December 31, 2015	3	11.75	11.75	32	-3.45%	-3.45%	1.65%	—	—
December 31, 2014	3	12.17	12.17	33	3.49%	3.49%	2.15%	—	—
December 31, 2013	3	11.76	11.76	33	12.97%	12.97%	1.67%	—	—
December 31, 2012	—	10.41	10.41	—	14.90%	14.90%	0.00%	—	—
December 31, 2011	—	9.06	9.06	—	-9.22%	-9.22%	0.00%	—	—
Inception May 2, 2011	—	9.98	9.98	—
Oppenheimer Variable Account Funds:
Conservative Balanced Fund
December 31, 2015	8	13.85	13.85	115	0.58%	0.58%	1.92%	—	—
December 31, 2014	9	13.77	13.77	129	8.00%	8.00%	1.82%	—	—
December 31, 2013	10	12.75	12.75	123	12.83%	12.83%	0.31%	—	—
December 31, 2012	9	11.30	11.30	107	12.10%	12.10%	0.00%	—	—
December 31, 2011	—	10.08	10.08	—	0.90%	0.90%	0.00%	—	—
Inception November 18, 2011	—	9.99	9.99	—
Core Bond Fund
December 31, 2015	342	11.94	11.94	4,082	0.67%	0.67%	3.65%	—	—
December 31, 2014	161	11.86	11.86	1,914	6.94%	6.94%	6.13%	—	—
December 31, 2013	31	11.09	11.09	341	-0.36%	-0.36%	3.60%	—	—
December 31, 2012	235	11.13	11.13	2,614	10.20%	10.20%	5.96%	—	—
December 31, 2011	1	10.10	10.10	8	1.10%	1.10%	0.00%	—	—
Inception November 18, 2011	—	9.99	9.99	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Oppenheimer Variable Account Funds: (continued)
Global Fund
December 31, 2015	518	$16.35	$16.35	$8,471	3.68%	3.68%	1.13%	—	—
December 31, 2014	296	15.77	15.77	4,667	2.07%	2.07%	0.89%	—	—
December 31, 2013	270	15.45	15.45	4,165	26.95%	26.95%	0.68%	—	—
December 31, 2012	71	12.17	12.17	867	20.97%	20.97%	2.33%	—	—
December 31, 2011	1	10.06	10.06	10	0.70%	0.70%	0.00%	—	—
Inception November 18, 2011	—	9.99	9.99	—
Global Multi-Alternatives Fund
December 31, 2015	24	9.60	9.60	231	-3.71%	-3.71%	0.19%	—	—
December 31, 2014	4	9.97	9.97	38	-0.20%	-0.20%	1.43%	—	—
Inception May 1, 2014		9.99	9.99
Global Strategic Income Fund
December 31, 2015	124	11.31	11.31	1,406	-2.50%	-2.50%	5.63%	—	—
December 31, 2014	115	11.60	11.60	1,335	2.56%	2.56%	3.87%	—	—
December 31, 2013	43	11.31	11.31	487	-0.44%	-0.44%	0.40%	—	—
December 31, 2012	973	11.36	11.36	11,053	13.15%	13.15%	3.69%	—	—
December 31, 2011	1	10.04	10.04	9	0.40%	0.40%	0.00%	—	—
Inception November 18, 2011	—	10.00	10.00	—
International Growth Fund
December 31, 2015	801	14.81	14.81	11,865	3.13%	3.13%	0.89%	—	—
December 31, 2014	618	14.36	14.36	8,871	-7.18%	-7.18%	0.98%	—	—
December 31, 2013	406	15.47	15.47	6,275	25.67%	25.67%	1.07%	—	—
December 31, 2012	65	12.31	12.31	802	21.76%	21.76%	1.26%	—	—
December 31, 2011	—	10.11	10.11	—	1.10%	1.10%	0.00%	—	—
Inception November 18, 2011	—	10.00	10.00	—
Main Street® Fund
December 31, 2015	153	18.26	18.26	2,795	3.11%	3.11%	0.58%	—	—
December 31, 2014	98	17.71	17.71	1,732	10.41%	10.41%	0.62%	—	—
December 31, 2013	123	16.04	16.04	1,977	31.48%	31.48%	0.63%	—	—
December 31, 2012	51	12.20	12.20	626	16.63%	16.63%	0.26%	—	—
December 31, 2011	—	10.46	10.46	—	4.39%	4.39%	0.00%	—	—
Inception November 18, 2011	—	10.02	10.02	—
PIMCO Variable Insurance Trust:
All Asset Portfolio
December 31, 2015	1,333	14.12	14.12	18,816	-8.96%	-8.96%	3.03%	—	—
December 31, 2014	1,917	15.51	15.51	29,729	0.45%	0.45%	5.00%	—	—
December 31, 2013	2,095	15.44	15.44	32,341	0.26%	0.26%	5.27%	—	—
December 31, 2012	1,619	15.40	15.40	24,921	15.01%	15.01%	5.90%	—	—
December 31, 2011	897	13.39	13.39	12,017	1.90%	1.90%	7.16%	—	—
All Asset All Authority Portfolio – Administrative
December 31, 2015	256	8.27	8.27	2,112	-12.30%	-12.30%	2.26%	—	—
December 31, 2014	478	9.43	9.43	4,507	-5.79%	-5.79%	6.92%	—	—
Inception May 1, 2014		10.01	10.01
All Asset All Authority Portfolio – Institutional
December 31, 2015	84	8.17	8.17	689	-12.15%	-12.15%	3.20%	—	—
December 31, 2014	52	9.30	9.30	486	-6.81%	-6.81%	4.11%	—	—
Inception September 11, 2014		9.98	9.98
CommodityRealReturn Strategy Portfolio
December 31, 2015	1,313	5.91	5.91	7,752	-25.66%	-25.66%	4.42%	—	—
December 31, 2014	1,451	7.95	7.95	11,532	-18.46%	-18.46%	0.36%	—	—
December 31, 2013	1,210	9.75	9.75	11,796	-14.70%	-14.70%	1.63%	—	—
December 31, 2012	844	11.43	11.43	9,645	5.44%	5.44%	2.94%	—	—
December 31, 2011	625	10.84	10.84	6,779	-7.59%	-7.59%	14.28%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
PIMCO Variable Insurance Trust: (continued)
Emerging Markets Bond Portfolio
December 31, 2015	836	$16.58	$16.58	$13,879	-2.30%	-2.30%	5.28%	—	—
December 31, 2014	803	16.97	16.97	13,635	1.56%	1.56%	5.24%	—	—
December 31, 2013	846	16.71	16.71	14,133	-6.96%	-6.96%	4.99%	—	—
December 31, 2012	1,407	17.96	17.96	25,271	17.85%	17.85%	4.89%	—	—
December 31, 2011	690	15.24	15.24	10,515	6.35%	6.35%	5.30%	—	—
Foreign Bond Unhedged Portfolio
December 31, 2015	380	12.42	12.42	4,723	-7.11%	-7.11%	1.52%	—	—
December 31, 2014	401	13.37	13.37	5,361	0.45%	0.45%	2.07%	—	—
December 31, 2013	288	13.31	13.31	3,828	-6.53%	-6.53%	1.81%	—	—
December 31, 2012	274	14.24	14.24	3,898	5.56%	5.56%	2.18%	—	—
December 31, 2011	184	13.49	13.49	2,481	8.53%	8.53%	2.07%	—	—
Foreign Bond US Dollar-Hedged Portfolio
December 31, 2015	1,525	17.37	17.37	26,495	0.29%	0.29%	3.48%	—	—
December 31, 2014	1,621	17.32	17.32	28,090	11.17%	11.17%	1.79%	—	—
December 31, 2013	588	15.58	15.58	9,170	0.45%	0.45%	1.88%	—	—
December 31, 2012	758	15.51	15.51	11,750	10.86%	10.86%	4.66%	—	—
December 31, 2011	699	13.99	13.99	9,776	6.79%	6.79%	1.99%	—	—
Global Advantage Strategy Bond Portfolio
December 31, 2015	22	9.59	9.59	206	-5.05%	-5.05%	1.86%	—	—
December 31, 2014	73	10.10	10.10	732	-1.56%	-1.56%	1.93%	—	—
December 31, 2013	166	10.26	10.26	1,707	-3.12%	-3.12%	1.48%	—	—
December 31, 2012	19	10.59	10.59	201	6.22%	6.22%	1.26%	—	—
December 31, 2011	1	9.97	9.97	13	-0.30%	-0.30%	0.12%	—	—
Inception November 18, 2011	—	10.00	10.00	—
Global Bond Unhedged Portfolio
December 31, 2015	129	15.04	15.04	1,938	-4.02%	-4.02%	1.75%	—	—
December 31, 2014	196	15.67	15.67	3,074	2.28%	2.28%	2.49%	—	—
December 31, 2013	206	15.32	15.32	3,157	-8.48%	-8.48%	1.07%	—	—
December 31, 2012	259	16.74	16.74	4,337	6.90%	6.90%	1.63%	—	—
December 31, 2011	254	15.66	15.66	3,974	7.55%	7.55%	2.50%	—	—
Global Diversified Allocation Portfolio
December 31, 2015	5	11.52	11.52	57	-5.57%	-5.57%	2.13%	—	—
December 31, 2014	10	12.20	12.20	126	5.81%	5.81%	3.36%	—	—
December 31, 2013	14	11.53	11.53	158	11.40%	11.40%	2.86%	—	—
December 31, 2012	6	10.06	10.06	63	0.60%	0.60%	0.00%	—	—
Inception November 16, 2012	—	10.00	10.00	—
Global Multi-Asset Portfolio
December 31, 2015	94	10.52	10.52	989	-0.19%	-0.19%	1.59%	—	—
December 31, 2014	84	10.54	10.54	890	4.77%	4.77%	1.78%	—	—
December 31, 2013	397	10.06	10.06	4,000	-7.88%	-7.88%	3.60%	—	—
December 31, 2012	233	10.92	10.92	2,549	8.87%	8.87%	3.76%	—	—
December 31, 2011	131	10.03	10.03	1,313	-1.76%	-1.76%	1.63%	—	—
High Yield Portfolio
December 31, 2015	1,273	17.15	17.15	21,833	-1.66%	-1.66%	5.26%	—	—
December 31, 2014	1,094	17.44	17.44	19,092	3.38%	3.38%	5.28%	—	—
December 31, 2013	3,612	16.87	16.87	60,946	5.70%	5.70%	5.40%	—	—
December 31, 2012	4,501	15.96	15.96	71,831	14.33%	14.33%	5.72%	—	—
December 31, 2011	3,227	13.96	13.96	45,057	3.33%	3.33%	6.83%	—	—
Long-Term US Government Portfolio
December 31, 2015	245	19.41	19.41	4,762	-1.37%	-1.37%	2.02%	—	—
December 31, 2014	305	19.68	19.68	6,005	24.01%	24.01%	2.20%	—	—
December 31, 2013	69	15.87	15.87	1,095	-12.95%	-12.95%	2.39%	—	—
December 31, 2012	103	18.23	18.23	1,884	4.41%	4.41%	2.16%	—	—
December 31, 2011	215	17.46	17.46	3,755	27.82%	27.82%	2.55%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
PIMCO Variable Insurance Trust: (continued)
Low Duration Portfolio
December 31, 2015	2,296	$13.87	$13.87	$31,840	0.36%	0.36%	3.51%	—	—
December 31, 2014	2,033	13.82	13.82	28,108	0.80%	0.80%	1.13%	—	—
December 31, 2013	2,001	13.71	13.71	27,426	-0.07%	-0.07%	1.45%	—	—
December 31, 2012	1,776	13.72	13.72	24,371	5.78%	5.78%	1.90%	—	—
December 31, 2011	1,603	12.97	12.97	20,782	1.17%	1.17%	1.67%	—	—
Real Return Portfolio
December 31, 2015	1,187	14.67	14.77	17,537	-3.99%	-2.70%	3.85%	—	1.30%
December 31, 2014	1,247	15.18	15.28	18,951	1.80%	3.05%	1.37%	—	1.30%
December 31, 2013	1,168	14.73	15.01	17,207	-10.39%	-9.19%	1.51%	—	1.30%
December 31, 2012	1,842	16.22	16.75	29,874	7.30%	8.71%	1.01%	—	1.30%
December 31, 2011	1,498	14.92	15.61	22,341	10.24%	11.68%	2.02%	—	1.30%
Short-Term Portfolio
December 31, 2015	1,862	11.26	12.87	23,961	-0.18%	1.10%	1.00%	—	1.30%
December 31, 2014	1,211	11.28	12.73	15,415	-0.62%	0.71%	0.70%	—	1.30%
December 31, 2013	1,380	11.35	11.35	17,445	-0.70%	0.56%	0.73%	—	1.30%
December 31, 2012	718	11.43	12.57	9,020	1.42%	2.78%	0.89%	—	1.30%
December 31, 2011	742	11.27	12.23	9,070	-0.79%	0.49%	0.94%	—	1.30%
Total Return Portfolio
December 31, 2015	5,525	15.82	17.23	95,224	-0.88%	0.47%	5.11%	—	1.30%
December 31, 2014	4,763	15.96	17.15	81,701	2.97%	4.26%	2.12%	—	1.30%
December 31, 2013	5,987	15.50	16.45	98,563	-3.25%	-1.97%	2.20%	—	1.30%
December 31, 2012	5,409	16.02	16.78	90,758	8.17%	9.60%	2.56%	—	1.30%
December 31, 2011	3,776	14.81	15.31	57,806	2.28%	3.59%	2.63%	—	1.30%
Unconstrained Bond Portfolio
December 31, 2015	1,006	10.70	10.70	10,765	-1.65%	-1.65%	3.35%	—	—
December 31, 2014	1,178	10.88	10.88	12,819	3.03%	3.03%	1.05%	—	—
December 31, 2013	1,332	10.56	10.56	14,067	-1.12%	-1.12%	0.57%	—	—
December 31, 2012	490	10.68	10.68	5,234	6.91%	6.91%	0.94%	—	—
Inception February 3, 2012	—	9.99	9.99	—
Pioneer Variable Contracts Trust:
Bond Portfolio
December 31, 2015	814	15.68	15.68	12,765	0.06%	0.06%	2.75%	—	—
December 31, 2014	756	15.67	15.67	11,877	5.81%	5.81%	3.04%	—	—
December 31, 2013	319	14.81	14.81	4,733	0.82%	0.82%	3.95%	—	—
December 31, 2012	312	14.69	14.69	4,580	8.41%	8.41%	4.37%	—	—
December 31, 2011	316	13.55	13.55	4,279	5.37%	5.37%	4.72%	—	—
Disciplined Value Portfolio
December 31, 2015	83	13.34	13.34	1,108	-5.46%	-5.46%	0.73%	—	—
December 31, 2014	99	14.11	14.11	1,394	9.55%	9.55%	1.35%	—	—
December 31, 2013	184	12.88	12.88	2,371	28.67%	28.67%	1.61%	—	—
December 31, 2012	212	10.01	10.01	2,125	10.61%	10.61%	1.26%	—	—
December 31, 2011	134	9.05	9.05	1,210	-3.72%	-3.72%	0.67%	—	—
Emerging Markets Portfolio
December 31, 2015	80	8.20	8.20	656	-15.55%	-15.55%	3.88%	—	—
December 31, 2014	157	9.71	9.71	1,525	-12.76%	-12.76%	0.22%	—	—
December 31, 2013	230	11.13	11.13	2,561	-2.20%	-2.20%	0.88%	—	—
December 31, 2012	303	11.38	11.38	3,451	11.68%	11.68%	0.20%	—	—
December 31, 2011	176	10.19	10.19	1,790	-23.67%	-23.67%	0.00%	—	—
Equity Income Portfolio
December 31, 2015	244	18.85	20.78	5,067	-1.05%	0.19%	1.79%	—	1.30%
December 31, 2014	332	19.05	20.74	6,873	11.27%	12.78%	2.96%	—	1.30%
December 31, 2013	221	17.12	18.39	4,056	27.19%	28.87%	2.38%	—	1.30%
December 31, 2012	211	13.46	14.27	3,006	8.55%	9.94%	3.33%	—	1.30%
December 31, 2011	372	12.40	12.98	4,826	4.38%	5.79%	2.08%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Pioneer Variable Contracts Trust: (continued)
Fund Portfolio
December 31, 2015	18	$15.26	$19.50	$351	-1.68%	-0.41%	0.56%	—	1.30%
December 31, 2014	50	15.52	19.58	970	9.37%	10.81%	0.85%	—	1.30%
December 31, 2013	49	14.19	17.67	857	31.27%	32.96%	1.07%	—	1.30%
December 31, 2012	46	10.81	13.29	616	8.53%	9.93%	1.32%	—	1.30%
December 31, 2011	30	9.96	12.09	363	-5.86%	-4.50%	0.94%	—	1.30%
High Yield Portfolio
December 31, 2015	125	17.68	17.68	2,217	-4.23%	-4.23%	4.48%	—	—
December 31, 2014	147	18.46	18.46	2,710	-0.32%	-0.32%	4.47%	—	—
December 31, 2013	237	18.52	18.52	4,391	11.84%	11.84%	4.98%	—	—
December 31, 2012	187	16.56	16.56	3,102	15.72%	15.72%	5.23%	—	—
December 31, 2011	158	14.31	14.31	2,268	-2.05%	-2.05%	5.01%	—	—
Mid Cap Value Portfolio
December 31, 2015	60	18.92	18.92	1,133	-6.34%	-6.34%	0.44%	—	—
December 31, 2014	141	20.20	20.20	2,853	14.77%	14.77%	0.78%	—	—
December 31, 2013	41	17.60	17.60	727	32.73%	32.73%	0.73%	—	—
December 31, 2012	65	13.26	13.26	861	10.87%	10.87%	0.83%	—	—
December 31, 2011	165	11.96	11.96	1,979	-5.83%	-5.83%	0.59%	—	—
Strategic Income Portfolio
December 31, 2015	948	15.89	15.89	15,061	-1.55%	-1.55%	2.95%	—	—
December 31, 2014	823	16.14	16.14	13,281	3.73%	3.73%	3.43%	—	—
December 31, 2013	825	15.56	15.56	12,833	0.91%	0.91%	4.04%	—	—
December 31, 2012	742	15.42	15.42	11,442	11.18%	11.18%	4.69%	—	—
December 31, 2011	417	13.87	13.87	5,777	1.54%	1.54%	4.91%	—	—
ProFunds VP:
Access VP High Yield Fund
December 31, 2015	65	14.54	14.54	944	0.14%	0.14%	1.71%	—	—
December 31, 2014	204	14.52	14.52	2,967	2.33%	2.33%	3.81%	—	—
December 31, 2013	496	14.19	14.19	7,032	10.09%	10.09%	2.37%	—	—
December 31, 2012	1,074	12.89	12.89	13,846	14.07%	14.07%	4.47%	—	—
December 31, 2011	684	11.30	11.30	7,728	2.73%	2.73%	1.06%	—	—
Asia 30 Fund
December 31, 2015	252	9.77	9.77	2,463	-9.37%	-9.37%	0.27%	—	—
December 31, 2014	26	10.78	10.78	285	-1.55%	-1.55%	0.04%	—	—
December 31, 2013	46	10.95	10.95	507	15.02%	15.02%	0.06%	—	—
December 31, 2012	82	9.52	9.52	778	15.39%	15.39%	0.00%	—	—
December 31, 2011	26	8.25	8.25	212	-26.99%	-26.99%	0.03%	—	—
Banks Fund
December 31, 2015	76	15.90	15.90	1,207	-0.38%	-0.38%	0.19%	—	—
December 31, 2014	148	15.96	15.96	2,361	10.37%	10.37%	0.11%	—	—
December 31, 2013	57	14.46	14.46	825	33.39%	33.39%	0.06%	—	—
December 31, 2012	11	10.84	10.84	124	33.50%	33.50%	0.00%	—	—
December 31, 2011	1	8.12	8.12	7	-26.78%	-26.78%	0.00%	—	—
Basic Materials Fund
December 31, 2015	54	11.46	11.46	619	-13.96%	-13.96%	0.55%	—	—
December 31, 2014	34	13.32	13.32	459	1.76%	1.76%	0.74%	—	—
December 31, 2013	80	13.09	13.09	1,053	18.35%	18.35%	0.08%	—	—
December 31, 2012	23	11.06	11.06	249	8.54%	8.54%	0.29%	—	—
December 31, 2011	4	10.19	10.19	38	-16.20%	-16.20%	0.12%	—	—
Bear Fund
December 31, 2015	124	4.07	4.07	506	-4.91%	-4.91%	0.00%	—	—
December 31, 2014	45	4.28	4.28	193	-14.23%	-14.23%	0.00%	—	—
December 31, 2013	822	4.99	4.99	4,099	-26.51%	-26.51%	0.00%	—	—
December 31, 2012	53	6.79	6.79	358	-16.58%	-16.58%	0.00%	—	—
December 31, 2011	7	8.14	8.14	54	-8.85%	-8.85%	0.00%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
ProFunds VP: (continued)
Biotechnology Fund
December 31, 2015	90	$33.97	$33.97	$3,063	3.28%	3.28%	0.00%	—	—
December 31, 2014	118	32.89	32.89	3,888	29.74%	29.74%	0.00%	—	—
December 31, 2013	98	25.35	25.35	2,483	68.44%	68.44%	0.00%	—	—
December 31, 2012	31	15.05	15.05	468	40.65%	40.65%	0.00%	—	—
December 31, 2011	1	10.70	10.70	7	6.57%	6.57%	0.00%	—	—
Bull Fund
December 31, 2015	947	17.37	17.37	16,456	-0.46%	-0.46%	0.00%	—	—
December 31, 2014	1,183	17.45	17.45	20,641	11.43%	11.43%	0.00%	—	—
December 31, 2013	888	15.66	15.66	13,906	29.74%	29.74%	0.00%	—	—
December 31, 2012	410	12.07	12.07	4,950	13.87%	13.87%	0.00%	—	—
December 31, 2011	237	10.60	10.60	2,510	0.00%	0.00%	0.00%	—	—
Consumer Goods Fund
December 31, 2015	109	19.33	19.33	2,109	4.15%	4.15%	0.66%	—	—
December 31, 2014	119	18.56	18.56	2,214	10.21%	10.21%	0.96%	—	—
December 31, 2013	55	16.84	16.84	929	28.45%	28.45%	1.07%	—	—
December 31, 2012	74	13.11	13.11	973	10.91%	10.91%	1.09%	—	—
December 31, 2011	6	11.82	11.82	74	6.97%	6.97%	0.51%	—	—
Consumer Services Fund
December 31, 2015	84	22.03	22.03	1,849	4.71%	4.71%	0.00%	—	—
December 31, 2014	195	21.04	21.04	4,094	12.45%	12.45%	0.00%	—	—
December 31, 2013	246	18.71	18.71	4,603	39.84%	39.84%	0.20%	—	—
December 31, 2012	93	13.38	13.38	1,249	22.08%	22.08%	0.00%	—	—
December 31, 2011	4	10.96	10.96	38	5.49%	5.49%	0.00%	—	—
Emerging Markets Fund
December 31, 2015	35	7.08	7.08	249	-17.39%	-17.39%	4.10%	—	—
December 31, 2014	75	8.57	8.57	646	-3.49%	-3.49%	0.20%	—	—
December 31, 2013	67	8.88	8.88	598	-6.43%	-6.43%	1.06%	—	—
December 31, 2012	200	9.49	9.49	1,900	6.63%	6.63%	0.44%	—	—
December 31, 2011	3	8.90	8.90	26	-19.68%	-19.68%	0.00%	—	—
Europe 30 Fund
December 31, 2015	122	11.22	11.22	1,368	-10.88%	-10.88%	8.01%	—	—
December 31, 2014	59	12.59	12.59	744	-8.64%	-8.64%	3.62%	—	—
December 31, 2013	147	13.78	13.78	2,032	21.62%	21.62%	1.14%	—	—
December 31, 2012	87	11.33	11.33	983	16.56%	16.56%	8.96%	—	—
December 31, 2011	9	9.72	9.72	84	-8.82%	-8.82%	2.03%	—	—
Falling U.S. Dollar Fund
December 31, 2015	—	7.39	7.39	3	-9.99%	-9.99%	0.00%	—	—
December 31, 2014	1	8.21	8.21	4	-12.66%	-12.66%	0.00%	—	—
December 31, 2013	—	9.40	9.40	4	-1.98%	-1.98%	0.00%	—	—
December 31, 2012	—	9.59	9.59	4	-0.83%	-0.83%	0.00%	—	—
December 31, 2011	—	9.67	9.67	4	-2.72%	-2.72%	0.00%	—	—
Financials Fund
December 31, 2015	307	15.59	15.59	4,787	-1.52%	-1.52%	0.16%	—	—
December 31, 2014	255	15.83	15.83	4,031	12.91%	12.91%	0.12%	—	—
December 31, 2013	124	14.02	14.02	1,737	32.14%	32.14%	0.30%	—	—
December 31, 2012	25	10.61	10.61	267	24.68%	24.68%	0.03%	—	—
December 31, 2011	7	8.51	8.51	59	-13.87%	-13.87%	0.00%	—	—
Health Care Fund
December 31, 2015	179	24.03	24.03	4,300	5.03%	5.03%	0.00%	—	—
December 31, 2014	229	22.88	22.88	5,245	23.68%	23.68%	0.07%	—	—
December 31, 2013	161	18.50	18.50	2,980	39.83%	39.83%	0.37%	—	—
December 31, 2012	73	13.23	13.23	966	17.39%	17.39%	0.05%	—	—
December 31, 2011	5	11.27	11.27	61	10.06%	10.06%	0.15%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
ProFunds VP: (continued)
Industrials Fund
December 31, 2015	64	$17.28	$17.28	$1,101	-3.46%	-3.46%	0.11%	—	—
December 31, 2014	109	17.90	17.90	1,946	5.60%	5.60%	0.22%	—	—
December 31, 2013	268	16.95	16.95	4,535	38.14%	38.14%	0.37%	—	—
December 31, 2012	143	12.27	12.27	1,759	15.86%	15.86%	0.25%	—	—
December 31, 2011	20	10.59	10.59	207	-1.85%	-1.85%	0.29%	—	—
International Fund
December 31, 2015	27	11.62	11.62	318	-3.57%	-3.57%	0.00%	—	—
December 31, 2014	16	12.05	12.05	187	-8.09%	-8.09%	0.00%	—	—
December 31, 2013	88	13.11	13.11	1,147	19.51%	19.51%	0.00%	—	—
December 31, 2012	144	10.97	10.97	1,577	15.96%	15.96%	0.00%	—	—
December 31, 2011	3	9.46	9.46	24	-14.39%	-14.39%	0.00%	—	—
Internet Fund
December 31, 2015	162	21.41	21.41	3,474	20.35%	20.35%	0.00%	—	—
December 31, 2014	28	17.79	17.79	500	1.14%	1.14%	0.00%	—	—
December 31, 2013	50	17.59	17.59	883	51.77%	51.77%	0.00%	—	—
December 31, 2012	23	11.59	11.59	271	19.73%	19.73%	0.00%	—	—
December 31, 2011	2	9.68	9.68	20	-6.92%	-6.92%	0.00%	—	—
Japan Fund
December 31, 2015	116	14.76	14.76	1,706	5.81%	5.81%	0.00%	—	—
December 31, 2014	27	13.95	13.95	370	3.26%	3.26%	0.00%	—	—
December 31, 2013	58	13.51	13.51	789	48.30%	48.30%	0.00%	—	—
December 31, 2012	80	9.11	9.11	731	22.94%	22.94%	0.00%	—	—
December 31, 2011	14	7.41	7.41	106	-18.57%	-18.57%	0.00%	—	—
Large-Cap Growth Fund
December 31, 2015	222	19.28	19.28	4,277	3.77%	3.77%	0.00%	—	—
December 31, 2014	229	18.58	18.58	4,256	12.95%	12.95%	0.04%	—	—
December 31, 2013	126	16.45	16.45	2,080	30.66%	30.66%	0.09%	—	—
December 31, 2012	27	12.59	12.59	345	12.71%	12.71%	0.04%	—	—
December 31, 2011	2	11.17	11.17	19	3.14%	3.14%	0.00%	—	—
Large-Cap Value Fund
December 31, 2015	11	16.22	16.22	184	-4.70%	-4.70%	0.43%	—	—
December 31, 2014	52	17.02	17.02	881	10.45%	10.45%	0.69%	—	—
December 31, 2013	170	15.41	15.41	2,613	29.93%	29.93%	0.62%	—	—
December 31, 2012	138	11.86	11.86	1,640	15.37%	15.37%	0.26%	—	—
December 31, 2011	16	10.28	10.28	165	-1.25%	-1.25%	1.11%	—	—
Mid-Cap Fund
December 31, 2015	1,237	16.32	16.32	20,185	-4.45%	-4.45%	0.00%	—	—
December 31, 2014	675	17.08	17.08	11,532	7.62%	7.62%	0.00%	—	—
December 31, 2013	616	15.87	15.87	9,772	30.83%	30.83%	0.00%	—	—
December 31, 2012	187	12.13	12.13	2,271	15.52%	15.52%	0.00%	—	—
December 31, 2011	67	10.50	10.50	703	-4.20%	-4.20%	0.00%	—	—
Mid-Cap Growth Fund
December 31, 2015	208	17.66	17.66	3,679	0.28%	0.28%	0.00%	—	—
December 31, 2014	39	17.61	17.61	693	5.89%	5.89%	0.00%	—	—
December 31, 2013	129	16.63	16.63	2,139	30.53%	30.53%	0.00%	—	—
December 31, 2012	89	12.74	12.74	1,136	15.40%	15.40%	0.00%	—	—
December 31, 2011	2	11.04	11.04	22	-2.90%	-2.90%	0.00%	—	—
Mid-Cap Value Fund
December 31, 2015	135	15.93	15.93	2,147	-8.24%	-8.24%	0.08%	—	—
December 31, 2014	52	17.36	17.36	898	10.22%	10.22%	0.10%	—	—
December 31, 2013	55	15.75	15.75	860	32.13%	32.13%	0.39%	—	—
December 31, 2012	109	11.92	11.92	1,293	16.63%	16.63%	0.15%	—	—
December 31, 2011	7	10.22	10.22	70	-3.95%	-3.95%	0.02%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
ProFunds VP: (continued)
Money Market Fund
December 31, 2015	5,542	$10.01	$10.01	$55,479	0.00%	0.00%	0.02%	—	—
December 31, 2014	3,227	10.01	10.01	32,295	0.00%	0.00%	0.02%	—	—
December 31, 2013	2,705	10.01	10.01	27,068	0.10%	0.10%	0.02%	—	—
December 31, 2012	3,363	10.00	10.00	33,645	0.00%	0.00%	0.02%	—	—
December 31, 2011	364	10.00	10.00	3,641	0.00%	0.00%	0.02%	—	—
NASDAQ-100 Fund
December 31, 2015	571	21.96	21.96	12,534	7.44%	7.44%	0.00%	—	—
December 31, 2014	481	20.44	20.44	9,823	17.00%	17.00%	0.00%	—	—
December 31, 2013	328	17.47	17.47	5,732	34.28%	34.28%	0.00%	—	—
December 31, 2012	154	13.01	13.01	1,999	16.26%	16.26%	0.00%	—	—
December 31, 2011	18	11.19	11.19	199	1.45%	1.45%	0.00%	—	—
Oil & Gas Fund
December 31, 2015	97	10.06	10.06	973	-23.32%	-23.32%	0.99%	—	—
December 31, 2014	53	13.12	13.12	695	-10.87%	-10.87%	0.38%	—	—
December 31, 2013	71	14.72	14.72	1,046	24.01%	24.01%	0.32%	—	—
December 31, 2012	54	11.87	11.87	637	2.95%	2.95%	0.14%	—	—
December 31, 2011	6	11.53	11.53	66	2.22%	2.22%	0.23%	—	—
Pharmaceuticals Fund
December 31, 2015	41	21.88	21.88	897	4.44%	4.44%	0.55%	—	—
December 31, 2014	78	20.95	20.95	1,640	19.37%	19.37%	0.23%	—	—
December 31, 2013	23	17.55	17.55	410	31.66%	31.66%	4.65%	—	—
December 31, 2012	14	13.33	13.33	187	11.83%	11.83%	0.56%	—	—
December 31, 2011	71	11.92	11.92	851	16.18%	16.18%	0.00%	—	—
Precious Metals Fund
December 31, 2015	168	2.71	2.71	455	-32.92%	-32.92%	0.00%	—	—
December 31, 2014	120	4.04	4.04	484	-23.92%	-23.92%	0.00%	—	—
December 31, 2013	294	5.31	5.31	1,559	-37.89%	-37.89%	0.00%	—	—
December 31, 2012	74	8.55	8.55	631	-14.59%	-14.59%	0.00%	—	—
December 31, 2011	80	10.01	10.01	802	-19.21%	-19.21%	0.00%	—	—
Real Estate Fund
December 31, 2015	76	16.59	16.59	1,262	0.30%	0.30%	0.70%	—	—
December 31, 2014	164	16.54	16.54	2,708	25.02%	25.02%	1.52%	—	—
December 31, 2013	35	13.23	13.23	457	0.15%	0.15%	0.89%	—	—
December 31, 2012	54	13.21	13.21	716	17.11%	17.11%	2.54%	—	—
December 31, 2011	8	11.28	11.28	89	4.74%	4.74%	0.00%	—	—
Rising Rates Opportunity Fund
December 31, 2015	260	4.13	4.13	1,073	-1.67%	-1.67%	0.00%	—	—
December 31, 2014	107	4.20	4.20	448	-30.23%	-30.23%	0.00%	—	—
December 31, 2013	252	6.02	6.02	1,518	16.44%	16.44%	0.00%	—	—
December 31, 2012	111	5.17	5.17	573	-7.01%	-7.01%	0.00%	—	—
December 31, 2011	32	5.56	5.56	176	-37.46%	-37.46%	0.00%	—	—
Semiconductor Fund
December 31, 2015	74	16.98	16.98	1,249	-2.86%	-2.86%	0.35%	—	—
December 31, 2014	54	17.48	17.48	946	34.57%	34.57%	0.03%	—	—
December 31, 2013	3	12.99	12.99	37	33.37%	33.37%	0.19%	—	—
December 31, 2012	1	9.74	9.74	5	-4.13%	-4.13%	0.61%	—	—
December 31, 2011	—	10.16	10.16	4	-3.88%	-3.88%	0.01%	—	—
Short Emerging Markets Fund
December 31, 2015	322	9.89	9.89	3,184	11.50%	11.50%	0.00%	—	—
December 31, 2014	7	8.87	8.87	66	-2.85%	-2.85%	0.00%	—	—
December 31, 2013	4	9.13	9.13	39	-0.22%	-0.22%	0.00%	—	—
December 31, 2012	—	9.15	9.15	—	-13.11%	-13.11%	0.00%	—	—
December 31, 2011	2	10.53	10.53	17	10.73%	10.73%	0.00%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
ProFunds VP: (continued)
Short International Fund
December 31, 2015	55	$6.21	$6.21	$343	-3.72%	-3.72%	0.00%	—	—
December 31, 2014	25	6.45	6.45	163	2.71%	2.71%	0.00%	—	—
December 31, 2013	13	6.28	6.28	79	-21.01%	-21.01%	0.00%	—	—
December 31, 2012	24	7.95	7.95	194	-20.10%	-20.10%	0.00%	—	—
December 31, 2011	2	9.95	9.95	19	1.74%	1.74%	0.00%	—	—
Short Mid-Cap Fund
December 31, 2015	7	4.30	4.30	30	-1.83%	-1.83%	0.00%	—	—
December 31, 2014	3	4.38	4.38	15	-12.40%	-12.40%	0.00%	—	—
December 31, 2013	—	5.00	5.00	—	-27.64%	-27.64%	0.00%	—	—
December 31, 2012	—	6.91	6.91	1	-18.99%	-18.99%	0.00%	—	—
December 31, 2011	—	8.53	8.53	3	-8.18%	-8.18%	0.00%	—	—
Short NASDAQ-100 Fund
December 31, 2015	30	3.10	3.10	92	-12.92%	-12.92%	0.00%	—	—
December 31, 2014	35	3.56	3.56	126	-19.46%	-19.46%	0.00%	—	—
December 31, 2013	8	4.42	4.42	36	-29.39%	-29.39%	0.00%	—	—
December 31, 2012	124	6.26	6.26	776	-18.81%	-18.81%	0.00%	—	—
December 31, 2011	2	7.71	7.71	12	-10.45%	-10.45%	0.00%	—	—
Short Small-Cap Fund
December 31, 2015	13	3.85	3.85	50	-0.77%	-0.77%	0.00%	—	—
December 31, 2014	9	3.88	3.88	35	-9.13%	-9.13%	0.00%	—	—
December 31, 2013	6	4.27	4.27	27	-31.35%	-31.35%	0.00%	—	—
December 31, 2012	47	6.22	6.22	292	-18.90%	-18.90%	0.00%	—	—
December 31, 2011	5	7.67	7.67	38	-9.12%	-9.12%	0.00%	—	—
Small Cap Fund
December 31, 2015	301	15.42	15.42	4,650	-6.20%	-6.20%	0.00%	—	—
December 31, 2014	354	16.44	16.44	5,825	2.43%	2.43%	0.00%	—	—
December 31, 2013	205	16.05	16.05	3,293	37.18%	37.18%	0.00%	—	—
December 31, 2012	37	11.70	11.70	433	14.82%	14.82%	0.00%	—	—
December 31, 2011	79	10.19	10.19	809	-5.65%	-5.65%	0.00%	—	—
Small-Cap Growth Fund
December 31, 2015	101	18.55	18.55	1,865	1.20%	1.20%	0.00%	—	—
December 31, 2014	51	18.33	18.33	931	2.17%	2.17%	0.00%	—	—
December 31, 2013	84	17.94	17.94	1,502	40.38%	40.38%	0.00%	—	—
December 31, 2012	80	12.78	12.78	1,028	12.50%	12.50%	0.00%	—	—
December 31, 2011	25	11.36	11.36	281	1.25%	1.25%	0.00%	—	—
Small-Cap Value Fund
December 31, 2015	101	15.60	15.60	1,574	-8.29%	-8.29%	0.00%	—	—
December 31, 2014	305	17.01	17.01	5,180	5.85%	5.85%	0.00%	—	—
December 31, 2013	111	16.07	16.07	1,779	37.70%	37.70%	0.36%	—	—
December 31, 2012	152	11.67	11.67	1,772	16.12%	16.12%	0.00%	—	—
December 31, 2011	26	10.05	10.05	263	-4.10%	-4.10%	0.00%	—	—
Technology Fund
December 31, 2015	95	17.65	17.65	1,675	2.38%	2.38%	0.00%	—	—
December 31, 2014	186	17.24	17.24	3,212	18.16%	18.16%	0.00%	—	—
December 31, 2013	71	14.59	14.59	1,030	25.13%	25.13%	0.00%	—	—
December 31, 2012	2	11.66	11.66	21	10.31%	10.31%	0.00%	—	—
December 31, 2011	81	10.57	10.57	855	-1.31%	-1.31%	0.00%	—	—
Telecommunications Fund
December 31, 2015	8	14.32	14.32	109	1.56%	1.56%	5.69%	—	—
December 31, 2014	22	14.10	14.10	306	0.50%	0.50%	2.86%	—	—
December 31, 2013	20	14.03	14.03	280	12.15%	12.15%	6.90%	—	—
December 31, 2012	25	12.51	12.51	310	16.48%	16.48%	0.69%	—	—
December 31, 2011	2	10.74	10.74	22	1.90%	1.90%	2.85%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
ProFunds VP: (continued)
U.S. Government Plus Fund
December 31, 2015	161	$16.01	$16.01	$2,569	-5.60%	-5.60%	0.00%	—	—
December 31, 2014	146	16.96	16.96	2,480	36.33%	36.33%	0.17%	—	—
December 31, 2013	4	12.44	12.44	53	-19.12%	-19.12%	0.10%	—	—
December 31, 2012	32	15.38	15.38	493	0.98%	0.98%	0.00%	—	—
December 31, 2011	37	15.23	15.23	565	43.54%	43.54%	0.16%	—	—
UltraBull Fund
December 31, 2015	28	26.92	26.92	743	-2.89%	-2.89%	0.00%	—	—
December 31, 2014	92	27.72	27.72	2,555	23.20%	23.20%	0.00%	—	—
December 31, 2013	30	22.50	22.50	665	68.04%	68.04%	0.00%	—	—
December 31, 2012	16	13.39	13.39	215	29.00%	29.00%	0.00%	—	—
December 31, 2011	2	10.38	10.38	23	-4.86%	-4.86%	13.78%	—	—
UltraMid-Cap Fund
December 31, 2015	13	24.11	24.11	308	-9.16%	-9.16%	0.00%	—	—
December 31, 2014	36	26.54	26.54	955	15.34%	15.34%	0.00%	—	—
December 31, 2013	48	23.01	23.01	1,108	70.57%	70.57%	0.00%	—	—
December 31, 2012	15	13.49	13.49	197	32.51%	32.51%	0.00%	—	—
December 31, 2011	2	10.18	10.18	25	-13.66%	-13.66%	0.00%	—	—
UltraNASDAQ-100 Fund
December 31, 2015	40	43.22	43.22	1,714	13.59%	13.59%	0.00%	—	—
December 31, 2014	40	38.05	38.05	1,518	35.84%	35.84%	0.00%	—	—
December 31, 2013	40	28.01	28.01	1,117	79.09%	79.09%	0.00%	—	—
December 31, 2012	24	15.64	15.64	377	33.68%	33.68%	0.00%	—	—
December 31, 2011	—	11.70	11.70	—	-1.18%	-1.18%	0.00%	—	—
UltraShort NASDAQ-100 Fund
December 31, 2015	163	1.12	1.12	182	-26.32%	-26.32%	0.00%	—	—
December 31, 2014	12	1.52	1.52	19	-35.86%	-35.86%	0.00%	—	—
December 31, 2013	85	2.37	2.37	201	-48.59%	-48.59%	0.00%	—	—
December 31, 2012	38	4.61	4.61	174	-35.25%	-35.25%	0.00%	—	—
December 31, 2011	30	7.12	7.12	214	-22.10%	-22.10%	0.00%	—	—
UltraSmall-Cap Fund
December 31, 2015	26	20.54	20.54	534	-12.97%	-12.97%	0.00%	—	—
December 31, 2014	37	23.60	23.60	863	5.36%	5.36%	0.00%	—	—
December 31, 2013	39	22.40	22.40	882	86.67%	86.67%	0.00%	—	—
December 31, 2012	11	12.00	12.00	126	29.59%	29.59%	0.00%	—	—
December 31, 2011	11	9.26	9.26	101	-18.84%	-18.84%	0.00%	—	—
Utilities Fund
December 31, 2015	65	16.64	16.64	1,083	-6.41%	-6.41%	1.72%	—	—
December 31, 2014	231	17.78	17.78	4,100	25.92%	25.92%	2.41%	—	—
December 31, 2013	29	14.12	14.12	403	13.32%	13.32%	3.33%	—	—
December 31, 2012	67	12.46	12.46	830	0.16%	0.16%	1.74%	—	—
December 31, 2011	96	12.44	12.44	1,199	17.47%	17.47%	1.03%	—	—
Putnam Variable Trust:
Absolute Return 500 Fund
December 31, 2015	308	10.78	10.78	3,322	-0.55%	-0.55%	0.04%	—	—
December 31, 2014	64	10.84	10.84	691	3.83%	3.83%	0.00%	—	—
December 31, 2013	34	10.44	10.44	351	4.09%	4.09%	0.00%	—	—
December 31, 2012	23	10.03	10.03	231	4.37%	4.37%	0.00%	—	—
December 31, 2011	3	9.61	9.61	31	-3.71%	-3.71%	0.00%	—	—
Inception May 2	—	9.98	9.98	—
American Government Income Fund
December 31, 2015	129	11.06	11.06	1,426	-0.63%	-0.63%	2.47%	—	—
December 31, 2014	544	11.13	11.13	6,052	4.31%	4.31%	2.85%	—	—
December 31, 2013	82	10.67	10.67	880	-0.47%	-0.47%	0.94%	—	—
December 31, 2012	36	10.72	10.72	384	1.80%	1.80%	1.80%	—	—
December 31, 2011	241	10.53	10.53	2,542	6.80%	6.80%	0.78%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Putnam Variable Trust: (continued)
Diversified Income Fund
December 31, 2015	371	$11.45	$11.45	$4,248	-2.39%	-2.39%	7.36%	—	—
December 31, 2014	365	11.73	11.73	4,285	0.34%	0.34%	5.02%	—	—
December 31, 2013	767	11.69	11.69	8,960	7.84%	7.84%	4.29%	—	—
December 31, 2012	54	10.84	10.84	581	11.52%	11.52%	5.57%	—	—
December 31, 2011	32	9.72	9.72	311	-3.19%	-3.19%	16.46%	—	—
Equity Income Fund
December 31, 2015	315	18.50	18.50	5,832	-3.04%	-3.04%	1.39%	—	—
December 31, 2014	206	19.08	19.08	3,926	12.70%	12.70%	1.17%	—	—
December 31, 2013	193	16.93	16.93	3,268	32.37%	32.37%	0.95%	—	—
December 31, 2012	59	12.79	12.79	756	19.31%	19.31%	2.17%	—	—
December 31, 2011	53	10.72	10.72	565	1.90%	1.90%	0.95%	—	—
High Yield Fund
December 31, 2015	84	12.40	12.40	1,043	-5.34%	-5.34%	12.58%	—	—
December 31, 2014	106	13.10	13.10	1,382	1.55%	1.55%	7.24%	—	—
December 31, 2013	1,094	12.90	12.90	14,105	7.86%	7.86%	4.33%	—	—
December 31, 2012	337	11.96	11.96	4,033	16.00%	16.00%	7.63%	—	—
December 31, 2011	601	10.31	10.31	6,198	1.78%	1.78%	8.40%	—	—
Income Fund
December 31, 2015	612	12.47	12.47	7,631	-1.42%	-1.42%	6.06%	—	—
December 31, 2014	502	12.65	12.65	6,354	6.39%	6.39%	6.15%	—	—
December 31, 2013	97	11.89	11.89	1,150	1.89%	1.89%	4.44%	—	—
December 31, 2012	132	11.67	11.67	1,545	10.72%	10.72%	1.66%	—	—
December 31, 2011	21	10.54	10.54	225	5.08%	5.08%	0.76%	—	—
Voyager Fund
December 31, 2015	96	14.70	14.70	1,409	-6.07%	-6.07%	0.89%	—	—
December 31, 2014	86	15.65	15.65	1,348	9.67%	9.67%	0.67%	—	—
December 31, 2013	89	14.27	14.27	1,274	43.71%	43.71%	0.52%	—	—
December 31, 2012	42	9.93	9.93	421	14.27%	14.27%	0.42%	—	—
December 31, 2011	48	8.69	8.69	416	-17.86%	-17.86%	0.00%	—	—
Redwood Investment Management, LLC:
VIT Managed Volatility Portfolio – Class I
December 31, 2015	2,025	9.46	9.46	19,156	-5.40%	-5.40%	0.06%	—	—
Inception February 9, 2015		10.00	10.00
VIT Managed Volatility Portfolio – Class N
December 31, 2015	546	9.29	9.29	5,072	-5.88%	-5.88%	0.00%	—	—
December 31, 2014	770	9.87	9.87	7,595	-1.30%	-1.30%	0.00%	—	—
Inception October 31, 2014		10.00	10.00
Royce Capital Fund:
Micro-Cap Portfolio
December 31, 2015	124	17.39	22.74	2,163	-13.60%	-12.44%	0.00%	—	1.30%
December 31, 2014	147	19.86	26.32	2,920	-4.81%	-3.59%	0.00%	—	1.30%
December 31, 2013	174	20.60	27.65	3,594	19.39%	21.03%	0.51%	—	1.30%
December 31, 2012	157	17.02	23.16	2,678	6.24%	7.59%	0.00%	—	1.30%
December 31, 2011	171	15.82	21.80	2,711	-13.25%	-12.11%	1.90%	—	1.30%
Small-Cap Portfolio
December 31, 2015	350	20.19	28.98	7,070	-12.95%	-11.80%	0.74%	—	1.30%
December 31, 2014	366	22.89	33.29	8,386	1.93%	3.25%	0.12%	—	1.30%
December 31, 2013	445	22.17	32.66	9,877	32.98%	34.69%	1.17%	—	1.30%
December 31, 2012	382	16.46	24.56	6,300	11.03%	12.51%	0.11%	—	1.30%
December 31, 2011	385	14.63	22.12	5,632	-4.53%	-3.24%	0.32%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Russell Investment Funds:
Aggressive Equity Fund
December 31, 2015	2	$13.27	$13.27	$20	-7.14%	-7.14%	0.66%	—	—
December 31, 2014	2	14.29	14.29	22	1.56%	1.56%	0.25%	—	—
December 31, 2013	2	14.07	14.07	22	40.00%	40.00%	0.40%	—	—
December 31, 2012	3	10.05	10.05	32	15.78%	15.78%	1.36%	—	—
December 31, 2011	—	8.68	8.68	2	-12.50%	-12.50%	0.48%	—	—
Inception May 2. 2011	—	9.92	9.92	—
Balanced Strategy Fund
December 31, 2015	65	11.87	11.87	770	-2.30%	-2.30%	2.14%	—	—
December 31, 2014	65	12.15	12.15	791	4.65%	4.65%	2.93%	—	—
December 31, 2013	68	11.61	11.61	793	12.39%	12.39%	1.79%	—	—
December 31, 2012	141	10.33	10.33	1,459	13.02%	13.02%	3.15%	—	—
December 31, 2011	2	9.14	9.14	18	-8.60%	-8.60%	2.38%	—	—
Inception May 2. 2011	—	10.00	10.00	—
Core Bond Fund
December 31, 2015	35	11.50	11.50	403	-0.09%	-0.09%	2.39%	—	—
December 31, 2014	35	11.51	11.51	405	5.40%	5.40%	1.57%	—	—
December 31, 2013	39	10.92	10.92	430	-1.44%	-1.44%	1.47%	—	—
December 31, 2012	18	11.08	11.08	205	8.41%	8.41%	2.44%	—	—
December 31, 2011	7	10.22	10.22	71	2.20%	2.20%	2.96%	—	—
Inception May 2. 2011	—	10.00	10.00	—
Equity Growth Strategy Fund
December 31, 2015	17	11.84	11.84	205	-3.90%	-3.90%	1.50%	—	—
December 31, 2014	17	12.32	12.32	215	3.53%	3.53%	2.52%	—	—
December 31, 2013	29	11.90	11.90	343	19.84%	19.84%	2.55%	—	—
December 31, 2012	11	9.93	9.93	114	15.60%	15.60%	3.77%	—	—
December 31, 2011	1	8.59	8.59	7	-14.01%	-14.01%	1.80%	—	—
Inception May 2. 2011	—	9.99	9.99	—
Global Real Estate Securities Fund
December 31, 2015	125	13.10	13.10	1,642	0.23%	0.23%	1.62%	—	—
December 31, 2014	158	13.07	13.07	2,063	14.75%	14.75%	3.18%	—	—
December 31, 2013	186	11.39	11.39	2,115	3.64%	3.64%	3.88%	—	—
December 31, 2012	193	10.99	10.99	2,119	27.64%	27.64%	6.75%	—	—
December 31, 2011	49	8.61	8.61	421	-14.16%	-14.16%	0.79%	—	—
Inception May 2. 2011	—	10.03	10.03	—
Moderate Strategy Fund
December 31, 2015	26	11.62	11.62	303	-1.78%	-1.78%	2.51%	—	—
December 31, 2014	26	11.83	11.83	310	4.88%	4.88%	2.46%	—	—
December 31, 2013	41	11.28	11.28	457	6.82%	6.82%	1.85%	—	—
December 31, 2012	14	10.56	10.56	144	11.04%	11.04%	4.57%	—	—
December 31, 2011	4	9.51	9.51	42	-4.90%	-4.90%	5.59%	—	—
Inception May 2. 2011	—	10.00	10.00	—
Multi-Style Equity Fund
December 31, 2015	12	15.75	15.75	192	1.09%	1.09%	0.81%	—	—
December 31, 2014	12	15.58	15.58	192	11.68%	11.68%	1.19%	—	—
December 31, 2013	13	13.95	13.95	186	32.98%	32.98%	0.55%	—	—
December 31, 2012	4	10.49	10.49	46	15.66%	15.66%	1.35%	—	—
December 31, 2011	1	9.07	9.07	11	-9.12%	-9.12%	0.52%	—	—
Inception May 2. 2011	—	9.98	9.98	—
Non U.S. Fund
December 31, 2015	13	10.92	10.92	144	-1.36%	-1.36%	1.15%	—	—
December 31, 2014	14	11.07	11.07	152	-4.40%	-4.40%	1.95%	—	—
December 31, 2013	16	11.58	11.58	185	21.89%	21.89%	1.71%	—	—
December 31, 2012	14	9.50	9.50	133	19.80%	19.80%	1.89%	—	—
December 31, 2011	4	7.93	7.93	28	-20.86%	-20.86%	0.82%	—	—
Inception May 2. 2011	—	10.02	10.02	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
SEI Insurance Products Trust:
Balanced Strategy Fund
December 31, 2015	9	$10.18	$10.18	$92	-3.14%	-3.14%	0.98%	—	—
December 31, 2014	30	10.51	10.51	317	4.06%	4.06%	4.62%	—	—
December 31, 2013	—	10.10	10.10	—	0.70%	0.70%	0.00%	—	—
Inception Nov 15, 2013	—	10.03	10.03	—
Conservative Strategy Fund
December 31, 2015	135	10.33	10.33	1,392	-0.29%	-0.29%	2.09%	—	—
December 31, 2014	54	10.36	10.36	562	3.39%	3.39%	2.52%	—	—
December 31, 2013	3	10.02	10.02	26	0.10%	0.10%	0.00%	—	—
Inception Nov 15, 2013	—	10.01	10.01	—
Defensive Strategy Fund
December 31, 2015	44	10.12	10.12	444	-0.30%	-0.30%	0.96%	—	—
December 31, 2014	40	10.15	10.15	405	1.50%	1.50%	1.35%	—	—
December 31, 2013	—	10.00	10.00	—	0.00%	0.00%	0.00%	—	—
Inception Nov 15, 2013	—	10.00	10.00	—
Market Growth Strategy Fund
December 31, 2015	255	10.20	10.20	2,603	-3.41%	-3.41%	1.44%	—	—
December 31, 2014	223	10.56	10.56	2,352	4.14%	4.14%	7.07%	—	—
December 31, 2013	1	10.14	10.14	15	1.10%	1.10%	0.00%	—	—
Inception Nov 15, 2013	—	10.03	10.03	—
Market Plus Strategy Fund
December 31, 2015	136	10.30	10.30	1,396	-3.56%	-3.56%	1.87%	—	—
December 31, 2014	58	10.68	10.68	623	4.60%	4.60%	13.85%	—	—
December 31, 2013	1	10.21	10.21	8	1.69%	1.69%	0.00%	—	—
Inception Nov 15, 2013	—	10.04	10.04	—
Moderate Strategy Fund
December 31, 2015	138	10.47	10.47	1,442	-1.04%	-1.04%	1.95%	—	—
December 31, 2014	112	10.58	10.58	1,188	5.38%	5.38%	7.68%	—	—
December 31, 2013	—	10.04	10.04	—	0.20%	0.20%	0.00%	—	—
Inception Nov 15, 2013	—	10.02	10.02	—
T. Rowe Price Equity Series, Inc:
Blue Chip Growth Portfolio II
December 31, 2015	1,474	22.83	22.83	33,663	10.77%	10.77%	0.00%	—	—
December 31, 2014	1,029	20.61	20.61	21,194	8.87%	8.87%	0.00%	—	—
December 31, 2013	844	18.93	18.93	15,972	40.85%	40.85%	0.00%	—	—
December 31, 2012	718	13.44	13.44	9,649	17.89%	17.89%	0.00%	—	—
December 31, 2011	570	11.40	11.40	6,499	1.33%	1.33%	0.00%	—	—
Equity Income Portfolio II
December 31, 2015	744	15.58	15.58	11,608	-7.10%	-7.10%	1.55%	—	—
December 31, 2014	913	16.77	16.77	15,305	7.09%	7.09%	1.53%	—	—
December 31, 2013	816	15.66	15.66	12,770	29.42%	29.42%	1.35%	—	—
December 31, 2012	636	12.10	12.10	7,700	16.91%	16.91%	1.95%	—	—
December 31, 2011	545	10.35	10.35	5,644	-1.05%	-1.05%	1.42%	—	—
Health Sciences Portfolio II
December 31, 2015	674	43.57	43.57	29,373	12.47%	12.47%	0.00%	—	—
December 31, 2014	524	38.74	38.74	20,290	31.23%	31.23%	0.00%	—	—
December 31, 2013	363	29.52	29.52	10,711	50.54%	50.54%	0.00%	—	—
December 31, 2012	299	19.61	19.61	5,865	31.00%	31.00%	0.00%	—	—
December 31, 2011	154	14.97	14.97	2,306	10.40%	10.40%	0.00%	—	—
T. Rowe Price Fixed Income Series, Inc.:
Limited-Term Bond Portfolio II
December 31, 2015	856	12.03	12.03	10,294	0.08%	0.08%	0.89%	—	—
December 31, 2014	633	12.02	12.02	7,609	0.33%	0.33%	0.98%	—	—
December 31, 2013	347	11.98	11.98	4,162	-0.08%	-0.08%	1.25%	—	—
December 31, 2012	151	11.99	11.99	1,813	2.39%	2.39%	1.83%	—	—
December 31, 2011	272	11.71	11.71	3,190	1.21%	1.21%	2.13%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Third Avenue Variable Series Trust:
Value Portfolio
December 31, 2015	268	$14.14	$18.87	$3,792	-10.10%	-8.89%	3.20%	—	1.30%
December 31, 2014	362	15.52	20.99	5,622	3.04%	4.37%	3.20%	—	1.30%
December 31, 2013	286	14.87	20.37	4,258	17.47%	18.96%	3.14%	—	1.30%
December 31, 2012	359	12.50	17.34	4,488	25.65%	27.42%	0.90%	—	1.30%
December 31, 2011	342	9.81	13.80	3,361	-22.34%	-21.33%	1.77%	—	1.30%
Timothy Plan Variable Series:
Conservative Growth Portfolio
December 31, 2015	219	12.40	12.40	2,722	-2.90%	-2.90%	1.40%	—	—
December 31, 2014	194	12.77	12.77	2,479	2.57%	2.57%	2.81%	—	—
December 31, 2013	146	12.45	12.45	1,820	10.08%	10.08%	1.22%	—	—
December 31, 2012	52	11.31	11.31	594	7.82%	7.82%	4.17%	—	—
December 31, 2011	14	10.49	10.49	151	1.94%	1.94%	3.23%	—	—
Strategic Growth Portfolio
December 31, 2015	177	13.02	13.02	2,310	-3.77%	-3.77%	0.65%	—	—
December 31, 2014	407	13.53	13.53	5,505	1.58%	1.58%	2.39%	—	—
December 31, 2013	115	13.32	13.32	1,538	18.19%	18.19%	0.92%	—	—
December 31, 2012	23	11.27	11.27	262	11.36%	11.36%	1.46%	—	—
December 31, 2011	13	10.12	10.12	133	-3.71%	-3.71%	0.28%	—	—
Tortoise Variable Insurance Portfolio:
MLP & Pipeline Fund
December 31, 2015	358	6.34	6.34	2,270	-36.85%	-36.85%	0.29%	—	—
December 31, 2014	177	10.04	10.04	1,773	-0.30%	-0.30%	0.00%	—	—
Inception May 1, 2014		10.07	10.07
Van Eck VIP Trust:
Emerging Markets Fund
December 31, 2015	636	20.19	21.99	13,994	-15.13%	-14.00%	0.51%	—	1.30%
December 31, 2014	535	23.79	25.57	13,668	-1.69%	-0.39%	0.45%	—	1.30%
December 31, 2013	443	24.20	25.67	11,373	10.55%	12.00%	1.29%	—	1.30%
December 31, 2012	312	21.89	22.92	7,148	28.16%	29.78%	0.00%	—	1.30%
December 31, 2011	187	17.08	17.66	3,302	-26.70%	-25.70%	1.33%	—	1.30%
Global Gold Fund
December 31, 2015	152	5.45	5.45	830	-24.20%	-24.20%	0.00%	—	—
December 31, 2014	122	7.19	7.19	880	-6.01%	-6.01%	0.30%	—	—
December 31, 2013	86	7.65	7.65	660	-21.70%	-21.70%	0.00%	—	—
Inception May 1, 2013	—	9.77	9.77	—
Global Hard Assets Fund
December 31, 2015	166	15.00	18.67	2,492	-34.31%	-33.45%	0.02%	—	1.30%
December 31, 2014	173	22.54	28.42	3,892	-20.15%	-19.10%	0.08%	—	1.30%
December 31, 2013	182	27.86	35.59	5,084	9.10%	10.56%	0.70%	—	1.30%
December 31, 2012	205	25.20	32.62	5,176	2.03%	3.36%	0.70%	—	1.30%
December 31, 2011	218	24.38	31.97	5,310	-17.52%	-16.45%	1.07%	—	1.30%
Unconstrained Emerging Markets Bond Fund
December 31, 2015	73	12.24	14.79	888	-14.21%	-13.07%	6.37%	—	1.30%
December 31, 2014	70	14.08	17.24	989	0.88%	2.18%	2.64%	—	1.30%
December 31, 2013	54	13.78	17.09	746	-10.34%	-9.16%	2.70%	—	1.30%
December 31, 2012	68	15.17	19.06	1,024	4.15%	5.57%	2.47%	—	1.30%
December 31, 2011	98	14.37	18.30	1,415	6.77%	8.13%	7.73%	—	1.30%
Vanguard Variable Insurance Fund:
Balanced Portfolio
December 31, 2015	2,640	10.94	16.48	35,258	-0.27%	0.12%	2.09%	—	0.35%
December 31, 2014	1,721	10.97	16.46	24,872	9.81%	9.92%	2.01%	—	0.35%
December 31, 2013	905	14.99	14.99	13,564	19.92%	19.92%	2.20%	—	—
December 31, 2012	427	12.50	12.50	5,342	12.51%	12.51%	2.36%	—	—
December 31, 2011	259	11.11	11.11	2,871	3.73%	3.73%	1.92%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Vanguard Variable Insurance Fund: (continued)
Capital Growth Portfolio
December 31, 2015	844	$12.11	$20.60	$12,997	2.19%	2.64%	1.00%	—	0.35%
December 31, 2014	623	11.85	20.07	10,798	18.41%	18.50%	0.83%	—	0.35%
December 31, 2013	377	16.95	16.95	6,382	38.48%	38.48%	0.93%	—	—
December 31, 2012	135	12.24	12.24	1,650	15.47%	15.47%	0.84%	—	—
December 31, 2011	67	10.60	10.60	714	-0.93%	-0.93%	0.87%	—	—
Diversified Value Portfolio
December 31, 2015	987	10.70	16.05	12,848	-2.82%	-2.43%	2.09%	—	0.35%
December 31, 2014	598	11.01	16.45	8,904	9.81%	9.88%	1.98%	—	0.35%
December 31, 2013	401	14.98	14.98	6,011	29.36%	29.36%	1.82%	—	—
December 31, 2012	220	11.58	11.58	2,542	16.50%	16.50%	1.82%	—	—
December 31, 2011	101	9.94	9.94	1,004	3.97%	3.97%	1.97%	—	—
Equity Income Portfolio
December 31, 2015	2,428	11.19	21.38	41,903	0.54%	0.85%	2.49%	—	0.35%
December 31, 2014	1,893	11.13	21.20	36,162	11.40%	11.41%	2.23%	—	0.35%
December 31, 2013	1,482	19.03	19.03	28,196	30.08%	30.08%	1.55%	—	—
December 31, 2012	342	14.63	14.63	5,010	13.41%	13.41%	1.77%	—	—
December 31, 2011	107	12.90	12.90	1,386	10.26%	10.26%	1.72%	—	—
Equity Index Portfolio
December 31, 2015	3,432	11.46	17.32	46,133	0.97%	1.29%	1.58%	—	0.35%
December 31, 2014	2,201	11.35	17.10	32,130	13.47%	13.50%	1.27%	—	0.35%
December 31, 2013	870	15.07	15.07	13,116	32.19%	32.19%	1.49%	—	—
December 31, 2012	574	11.40	11.40	6,547	15.85%	15.85%	1.59%	—	—
December 31, 2011	389	9.84	9.84	3,828	1.97%	1.97%	1.61%	—	—
Growth Portfolio
December 31, 2015	1,252	12.27	22.28	17,795	7.54%	8.00%	0.42%	—	0.35%
December 31, 2014	451	11.41	20.63	7,115	13.79%	13.87%	0.36%	—	0.35%
December 31, 2013	222	18.13	18.13	4,026	35.30%	35.30%	0.46%	—	—
December 31, 2012	189	13.40	13.40	2,531	18.37%	18.37%	0.31%	—	—
December 31, 2011	108	11.32	11.32	1,226	-0.79%	-0.79%	0.55%	—	—
High Yield Bond Portfolio
December 31, 2015	1,461	10.22	15.12	18,591	-1.92%	-1.56%	5.10%	—	0.35%
December 31, 2014	1,325	10.42	15.36	18,590	4.42%	4.51%	6.72%	—	0.35%
December 31, 2013	673	14.71	14.71	9,906	4.33%	4.33%	5.17%	—	—
December 31, 2012	630	14.10	14.10	8,884	14.36%	14.36%	4.39%	—	—
December 31, 2011	142	12.33	12.33	1,747	6.85%	6.85%	5.65%	—	—
International Portfolio
December 31, 2015	3,150	9.33	11.24	32,450	-1.17%	-0.71%	1.57%	—	0.35%
December 31, 2014	1,985	9.44	11.32	21,308	-6.06%	-5.98%	1.22%	—	0.35%
December 31, 2013	914	12.05	12.05	11,015	23.21%	23.21%	1.41%	—	—
December 31, 2012	689	9.78	9.78	6,734	20.15%	20.15%	1.75%	—	—
December 31, 2011	474	8.14	8.14	3,861	-13.50%	-13.50%	1.26%	—	—
Mid-Cap Index Portfolio
December 31, 2015	1,875	11.19	22.76	26,772	-1.76%	-1.43%	1.03%	—	0.35%
December 31, 2014	1,018	11.39	23.09	17,247	13.58%	13.67%	0.72%	—	0.35%
December 31, 2013	352	20.33	20.33	7,162	34.99%	34.99%	0.87%	—	—
December 31, 2012	209	15.06	15.06	3,149	15.76%	15.76%	0.94%	—	—
December 31, 2011	137	13.01	13.01	1,776	-2.03%	-2.03%	0.68%	—	—
REIT Index Portfolio
December 31, 2015	2,401	13.17	23.90	44,024	1.86%	2.22%	1.73%	—	0.35%
December 31, 2014	1,846	12.93	23.38	35,150	30.08%	30.11%	2.86%	—	0.35%
December 31, 2013	879	17.97	17.97	15,797	2.33%	2.33%	1.64%	—	—
December 31, 2012	463	17.56	17.56	8,126	17.46%	17.46%	1.64%	—	—
December 31, 2011	285	14.95	14.95	4,268	8.41%	8.41%	1.29%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Vanguard Variable Insurance Fund: (continued)
Short-Term Investment Grade Portfolio
December 31, 2015	8,350	$10.23	$12.67	$94,852	0.79%	1.12%	1.57%	—	0.35%
December 31, 2014	5,155	10.15	12.53	61,077	1.70%	1.81%	1.36%	—	0.35%
December 31, 2013	2,797	12.32	12.32	34,450	1.07%	1.07%	1.76%	—	—
December 31, 2012	1,509	12.19	12.19	18,384	4.46%	4.46%	2.28%	—	—
December 31, 2011	1,170	11.67	11.67	13,652	2.01%	2.01%	2.99%	—	—
Small Company Growth Portfolio
December 31, 2015	983	10.04	21.64	14,018	-3.09%	-2.79%	0.43%	—	0.35%
December 31, 2014	661	10.36	22.26	11,147	3.39%	3.39%	0.24%	—	0.35%
December 31, 2013	397	21.53	21.53	8,537	46.56%	46.56%	0.55%	—	—
December 31, 2012	182	14.69	14.69	2,672	14.68%	14.68%	0.21%	—	—
December 31, 2011	127	12.81	12.81	1,631	1.34%	1.34%	0.17%	—	—
Total Bond Market Index Portfolio
December 31, 2015	6,580	10.55	13.55	77,773	0.00%	0.37%	1.96%	—	0.35%
December 31, 2014	4,120	10.55	13.50	50,905	5.88%	5.92%	1.63%	—	0.35%
December 31, 2013	1,419	12.75	12.75	18,095	-2.30%	-2.30%	2.75%	—	—
December 31, 2012	1,346	13.05	13.05	17,560	3.98%	3.98%	2.34%	—	—
December 31, 2011	799	12.55	12.55	10,023	7.73%	7.73%	3.01%	—	—
Total Stock Market Index Portfolio
December 31, 2015	4,439	11.24	17.47	61,571	0.00%	0.40%	1.16%	—	0.35%
December 31, 2014	3,013	11.24	17.40	46,187	12.26%	12.40%	1.21%	—	0.35%
December 31, 2013	1,963	15.50	15.50	30,419	33.28%	33.28%	1.18%	—	—
December 31, 2012	813	11.63	11.63	9,459	16.30%	16.30%	1.38%	—	—
December 31, 2011	510	10.00	10.00	5,093	0.91%	0.91%	1.05%	—	—
Virtus Variable Insurance Trust:
Equity Trend Series
December 31, 2015	382	13.69	13.69	5,240	-9.34%	-9.34%	0.00%	—	—
December 31, 2014	1,992	15.10	15.10	30,073	2.23%	2.23%	0.22%	—	—
December 31, 2013	1,178	14.77	14.77	17,393	28.77%	28.77%	0.57%	—	—
December 31, 2012	340	11.47	11.47	3,903	10.61%	10.61%	2.10%	—	—
December 31, 2011	28	10.37	10.37	294	3.60%	3.60%	0.99%	—	—
Inception November 18, 2011	—	10.01	10.01	—
International Series
December 31, 2015	202	10.98	10.98	2,216	-10.44%	-10.44%	2.18%	—	—
December 31, 2014	169	12.26	12.26	2,073	-3.92%	-3.92%	3.93%	—	—
December 31, 2013	222	12.76	12.76	2,837	7.77%	7.77%	2.45%	—	—
December 31, 2012	120	11.84	11.84	1,422	16.54%	16.54%	3.66%	—	—
December 31, 2011	1	10.16	10.16	7	1.80%	1.80%	0.69%	—	—
Inception November 18, 2011	—	9.98	9.98	—
Multi-Sector Fixed Income Series
December 31, 2015	492	11.88	11.88	5,851	-1.25%	-1.25%	4.31%	—	—
December 31, 2014	466	12.03	12.03	5,606	1.86%	1.86%	5.41%	—	—
December 31, 2013	270	11.81	11.81	3,191	2.25%	2.25%	4.27%	—	—
December 31, 2012	800	11.55	11.55	9,243	14.70%	14.70%	6.90%	—	—
December 31, 2011	90	10.07	10.07	902	0.80%	0.80%	8.39%	—	—
Inception November 18, 2011	—	9.99	9.99	—
Real Estate Securities Series
December 31, 2015	248	16.96	16.96	4,205	2.35%	2.35%	1.18%	—	—
December 31, 2014	349	16.57	16.57	5,789	31.61%	31.61%	1.21%	—	—
December 31, 2013	175	12.59	12.59	2,199	0.88%	0.88%	1.56%	—	—
December 31, 2012	124	12.48	12.48	1,543	16.96%	16.96%	1.43%	—	—
December 31, 2011	11	10.67	10.67	114	5.75%	5.75%	1.07%	—	—
Inception November 18, 2011	—	10.09	10.09	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	As of December 31 (unless noted)						INVESTMENT
	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
FUND DESCRIPTION	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Wells Fargo VT Funds:
Discovery Fund
December 31, 2015	137	$24.89	$30.84	$4,225	-2.74%	-1.47%	0.00%	—	1.30%
December 31, 2014	182	25.59	31.30	5,656	-0.97%	0.35%	0.00%	—	1.30%
December 31, 2013	352	25.84	31.19	10,949	41.98%	43.80%	0.01%	—	1.30%
December 31, 2012	106	18.20	21.69	2,284	16.22%	17.75%	0.00%	—	1.30%
December 31, 2011	70	15.66	18.42	1,271	-0.89%	0.44%	0.00%	—	1.30%
Opportunity Fund
December 31, 2015	27	22.90	27.11	611	-4.34%	-3.09%	0.14%	—	1.30%
December 31, 2014	24	23.63	28.34	577	9.00%	10.42%	0.06%	—	1.30%
December 31, 2013	21	21.40	26.00	460	28.97%	30.73%	0.19%	—	1.30%
December 31, 2012	23	16.37	20.16	372	14.03%	15.53%	0.09%	—	1.30%
December 31, 2011	26	14.17	17.68	370	-6.70%	-5.53%	0.16%	—	1.30%
Small Cap Value Fund
December 31, 2015	58	11.13	11.13	641	-10.67%	-10.67%	0.26%	—	—
December 31, 2014	55	12.46	12.46	684	4.53%	4.53%	0.31%	—	—
December 31, 2013	49	11.92	11.92	585	14.73%	14.73%	0.68%	—	—
December 31, 2012	40	10.39	10.39	415	13.93%	13.93%	0.72%	—	—
December 31, 2011	37	9.12	9.12	339	-7.22%	-7.22%	0.78%	—	—
Westchester Capital Management:
Merger Fund VL
December 31, 2015	1,154	11.16	11.16	12,885	-0.98%	-0.98%	2.05%	—	—
December 31, 2014	1,107	11.27	11.27	12,477	1.44%	1.44%	1.35%	—	—
December 31, 2013	925	11.11	11.11	10,281	3.83%	3.83%	0.35%	—	—
December 31, 2012	513	10.70	10.70	5,493	2.49%	2.49%	0.00%	—	—
December 31, 2011	403	10.44	10.44	4,201	0.87%	0.87%	0.00%	—	—
Wilshire Variable Insurance Trust:
2015 ETF Fund
December 31, 2015	4	11.87	11.87	43	-1.98%	-1.98%	1.58%	—	—
December 31, 2014	9	12.11	12.11	104	4.76%	4.76%	1.51%	—	—
December 31, 2013	12	11.56	11.56	134	10.41%	10.41%	0.61%	—	—
December 31, 2012	—	10.47	10.47	—	4.28%	4.28%	0.00%	—	—
Inception May 1, 2012		10.04	10.04
2035 ETF Fund
December 31, 2015	23	12.49	12.49	283	-2.19%	-2.19%	1.64%	—	—
December 31, 2014	23	12.77	12.77	293	5.36%	5.36%	1.17%	—	—
December 31, 2013	25	12.12	12.12	304	14.99%	14.99%	4.01%	—	—
December 31, 2012	—	10.54	10.54	—	4.88%	4.88%	0.00%	—	—
Inception May 1, 2012		10.05	10.05

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

(7)  Unit Progression

The change in units outstanding for the year ended December 31, 2015 was as follows:

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
AB VARIABLE PRODUCTS SERIES FUND, INC:	e
Dynamic Asset Allocation		85,538.9	96,889.2	(62,449.0)	119,979.1
Global Thematic Growth		20,502.2	1,495,100.1	(1,482,432.9)	33,169.4
Growth and Income		420,600.9	246,309.8	(222,841.3)	444,069.4
International Growth		168,080.6	156,973.6	(177,264.2)	147,790.0
International Value		182,607.7	382,965.1	(368,535.1)	197,037.7
Small Cap Growth		63,836.2	704.9	(12,525.0)	52,016.1
Small-Mid Cap Value		335,828.9	161,273.8	(199,981.2)	297,121.5
ADVISORS PREFERRED TRUST:
Gold Bullion Strategy		151,621.5	970,664.1	(848,029.9)	274,255.7
THE ALGER PORTFOLIOS:
Capital Appreciation		409,065.7	585,857.7	(508,753.6)	486,169.8
Large Cap Growth		161,246.3	104,741.3	(164,750.1)	101,237.5
Mid Cap Growth		66,032.4	583,542.8	(611,183.0)	38,392.2
Small Cap Growth		12,326.8	343.3	(6,255.1)	6,415.0
ALPS VARIABLE INVESTMENT TRUST:
ALPS/Alerian Energy Infrastructure		593,667.4	600,227.5	(322,937.8)	870,957.1
ALPS/Red Rocks Listed Private Equity	a	—	27,509.3	(1,517.3)	25,992.0
ALPS VARIABLE INVESTMENT TRUST:
Ibbotson ETF Asset Allocation Series:
Aggressive Growth		29,839.1	36,648.2	(21,978.8)	44,508.5
Balanced		397,688.0	370,059.3	(116,023.8)	651,723.5
Conservative		359,714.9	89,922.2	(271,532.7)	178,104.4
Growth		280,915.9	179,497.4	(69,565.5)	390,847.8
Income and Growth		182,168.4	66,875.9	(99,363.8)	149,680.5
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
Balanced		121,709.4	279,310.3	(138,788.8)	262,230.9
Income & Growth		325,509.8	120,159.4	(112,628.8)	333,040.4
Inflation Protection		223,184.7	304,171.2	(185,714.1)	341,641.8
International		121,077.3	121,290.9	(91,151.0)	151,217.2
Large Company Value		124,370.2	337,774.3	(138,091.8)	324,052.7
Mid Cap Value		687,591.7	152,399.5	(415,523.8)	424,467.4
Ultra		35,509.2	439,661.9	(384,525.6)	90,645.5
Value		414,778.3	1,594,538.8	(1,641,079.3)	368,237.8
AMERICAN FUNDS INSURANCE SERIES:
Asset Allocation		345,121.5	866,252.7	(110,338.4)	1,101,035.8
Blue Chip Income and Growth		169,422.2	277,869.1	(227,335.4)	219,955.9
Bond		571,812.0	1,076,411.9	(977,974.3)	670,249.6
Global Bond		53,060.3	79,948.2	(15,034.5)	117,974.0
Growth		202,918.5	946,491.4	(485,618.0)	663,791.9
Growth-Income		214,290.7	494,440.5	(64,661.6)	644,069.6
High Income Bond		29,045.0	1,630,405.9	(1,596,499.1)	62,951.8
International		282,610.6	527,292.9	(90,536.9)	719,366.6
Managed Risk Asset Allocation		79,442.2	73,804.9	(51,029.0)	102,218.1
Managed Risk Blue Chip and Growth		59,034.4	69,314.9	(96,652.4)	31,696.9
Managed Risk Growth		20,429.2	11,226.0	(3,910.3)	27,744.9
Managed Risk Growth-Income		41,322.7	2,486.4	(21,688.9)	22,120.2
Managed Risk International		9,898.1	17,780.2	(21,909.3)	5,769.0
Mortgage		39,387.7	974,100.9	(430,950.5)	582,538.1
New World	b	—	127,425.3	(2,885.8)	124,539.5
BLACKROCK VARIABLE SERIES FUNDS:
Capital Appreciation		10,666.9	4,292.7	(7,611.1)	7,348.5
Equity Dividend		286,108.3	63,123.5	(91,256.8)	257,975.0

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
BLACKROCK VARIABLE SERIES FUNDS: (continued)
Global Allocation		1,297,629.4	776,227.9	(831,959.9)	1,241,897.4
High Yield		1,226,407.3	7,187,195.4	(7,559,435.6)	854,167.1
iShares® Alternative Strategies	a	—	17,714.1	(22.6)	17,691.5
iShares® Dynamic Fixed Income	a	—	32,334.7	(440.0)	31,894.7
Large Cap Core		42,078.5	17,331.1	(15,342.0)	44,067.6
Large Cap Growth		53,803.7	150,629.2	(151,856.8)	52,576.1
Large Cap Value		32,713.2	9,440.9	(9,547.5)	32,606.6
Total Return		663,874.9	1,925,577.9	(1,871,419.7)	718,033.1
U.S. Government Bond		59,393.1	414,607.6	(342,765.7)	131,235.0
CALVERT VARIABLE PRODUCTS:
SRI Balanced		3,029.8	32,001.6	(4,031.0)	31,000.4
COLUMBIA FUNDS VARIABLE SERIES TRUST:
AQR Managed Futures Strategy	f	—	90,938.4	(6.1)	90,932.3
Select Large-Cap Value		139,286.6	15,821.2	(31,588.3)	123,519.5
Select Smaller-Cap Value		169,225.2	379,632.4	(230,499.9)	318,357.7
Seligman Global Technology		235,184.0	2,264,426.5	(2,403,046.8)	96,563.7
CREDIT SUISSE TRUST:
Commodity Return Strategy		463,235.7	353,656.1	(541,357.5)	275,534.3
DFA INVESTMENT DIMENSIONS GROUP, INC.:
VA Global Bond		5,125,136.6	1,762,122.9	(774,170.5)	6,113,089.0
VA Global Moderate Allocation		634,223.9	994,912.8	(184,617.3)	1,444,519.4
VA International Small		1,695,165.4	1,188,711.0	(467,522.6)	2,416,353.8
VA International Value		2,679,094.8	2,761,039.9	(1,406,679.1)	4,033,455.6
VA Short-Term Fixed		2,879,979.6	1,365,166.6	(797,838.8)	3,447,307.4
VA U.S. Large Value		2,477,631.9	2,270,503.5	(658,190.5)	4,089,944.9
VA U.S. Targeted Value		1,804,716.7	1,222,397.8	(536,895.5)	2,490,219.0
DELAWARE VIP TRUST:
Small Cap Value Series	b	—	20,068.2	(3.4)	20,064.8
DIREXION INSURANCE TRUST:
Dynamic VP HY Bond	g	61,101.3	215,500.9	(276,602.2)	—
VP Indexed Managed Futures Strategy	g	470.2	16,355.5	(16,825.7)	—
DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index		621,711.4	564,923.1	(629,237.6)	557,396.9
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND:		43,834.2	21,112.7	(19,087.8)	45,859.1
DREYFUS STOCK INDEX FUND:		1,917,293.2	2,342,280.8	(2,545,714.9)	1,713,859.1
DREYFUS VARIABLE INVESTMENT FUND:
International Value		262,055.0	3,065,935.7	(3,026,613.0)	301,377.7
EATON VANCE VARIABLE TRUST:
Floating-Rate Income		3,054,722.5	1,655,293.4	(1,920,618.9)	2,789,397.0
Large-Cap Value		125,896.3	41,705.5	(135,847.8)	31,754.0
FEDERATED INSURANCE SERIES:
High Income Bond II		312,052.9	1,149,494.7	(1,152,495.2)	309,052.4
Kaufmann II		48,831.5	326,004.9	(227,784.7)	147,051.7
Managed Tail Risk II	u	10,846.3	6,813.8	(17,660.1)	—
Managed Volatility II		789,254.7	650,495.0	(639,014.9)	800,734.8
FIDELITY VARIABLE INSURANCE PRODUCTS:
Balanced		431,214.0	2,025,181.7	(1,919,313.7)	537,082.0
Contrafund		1,221,236.6	550,067.9	(338,597.8)	1,432,706.7
Disciplined Small Cap		45,670.3	63,206.4	(49,289.2)	59,587.5
Dynamic Capital Appreciation		1,900.6	—	(18.1)	1,882.5
Equity-Income		175,458.1	121,407.2	(167,371.3)	129,494.0
Funds Manager 20%		1,538.5	—	(29.8)	1,508.7
Funds Manager 50%		46,283.3	—	(86.9)	46,196.4
Funds Manager 60%		70,253.1	10,331.9	(22,246.5)	58,338.5
Funds Manager 70%		83.7	—	—	83.7

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
FIDELITY VARIABLE INSURANCE PRODUCTS: (continued)
Growth		245,010.9	315,293.3	(271,321.9)	288,982.3
Growth & Income		109,151.6	166,457.9	(156,585.5)	119,024.0
Growth Opportunities		46,787.1	62,158.8	(39,304.5)	69,641.4
High Income		833,727.9	2,512,531.1	(3,074,224.0)	272,035.0
International Capital Appreciation		142,525.9	2,759,274.4	(2,695,941.9)	205,858.4
Investment Grade Bond		1,006,438.6	3,633,081.9	(3,480,971.1)	1,158,549.4
Mid Cap		250,491.7	102,474.5	(65,288.6)	287,677.6
Overseas		260,395.1	763,123.9	(517,585.6)	505,933.4
Real Estate		571,626.7	1,537,356.8	(1,601,777.4)	507,206.1
Strategic Income		1,150,074.0	996,840.2	(531,375.3)	1,615,538.9
Target Volatility		30,612.0	71,892.7	(56,351.6)	46,153.1
Value		163,599.1	175,704.3	(168,412.0)	170,891.4
Value Leaders	d	7,459.6	153.8	(7,613.4)	—
Value Strategies		9,825.6	141.8	(4,151.8)	5,815.6
FIRST EAGLE VARIABLE FUNDS:
Overseas Variable		1,161,179.0	695,028.7	(519,275.6)	1,336,932.1
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Global Real Estate		158,780.8	172,111.2	(99,459.8)	231,432.2
High Income		367,266.4	883,817.0	(1,019,482.3)	231,601.1
Income		992,376.9	539,677.7	(820,050.5)	712,004.1
Mutual Shares		140,296.1	178,320.9	(145,819.6)	172,797.4
Rising Dividends	b	—	3,843.9	(15.3)	3,828.6
Strategic Income		949,893.6	406,784.3	(507,220.2)	849,457.7
Templeton Global Bond		2,724,238.7	1,390,741.9	(1,425,348.3)	2,689,632.3
U.S. Government Securities		641,633.0	1,458,988.1	(1,373,955.6)	726,665.5
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Global Trends Allocation	h	25,743.7	124,754.2	(134,273.0)	16,224.9
Multi-Strategy Alternatives		84,615.9	106,056.9	(50,552.7)	140,120.1
Strategic Income	c	—	10,016.1	(0.1)	10,016.0
GUGGENHEIM VARIABLE INSURANCE FUNDS:
CLS AdvisorOne Global Diversified Equity Fund	i	60,429.9	42,770.8	(48,276.7)	54,924.0
CLS AdvisorOne Global Growth Fund	j	32.6	—	(0.1)	32.5
CLS AdvisorOne Growth and Income Fund	k	51,492.8	35,664.9	(30,470.2)	56,687.5
Global Managed Futures Strategy		318,390.4	420,607.7	(294,836.8)	444,161.3
Long Short Equity		63,529.7	135,389.6	(44,154.3)	154,765.0
Multi-Hedge Strategies		436,533.7	388,511.8	(252,312.2)	572,733.3
Rydex Banking		100,151.3	1,470,738.2	(1,354,034.2)	216,855.3
Rydex Basic Materials		48,826.9	1,311,572.0	(1,326,556.5)	33,842.4
Rydex Biotechnology		122,452.3	875,083.1	(865,568.8)	131,966.6
Rydex Commodities Strategy		229,514.7	2,086,488.1	(2,134,865.4)	181,137.4
Rydex Consumer Products		420,622.0	1,354,358.6	(1,453,398.2)	321,582.4
Rydex Dow 2X Strategy		104,105.5	632,714.4	(645,321.1)	91,498.8
Rydex Electronics		71,912.1	600,011.9	(661,196.9)	10,727.1
Rydex Energy		38,779.1	803,193.2	(780,579.9)	61,392.4
Rydex Energy Services		23,461.8	651,519.1	(633,713.8)	41,267.1
Rydex Europe 1.25X Strategy		45,802.7	1,328,155.2	(1,323,260.8)	50,697.1
Rydex Financial Services		90,590.5	2,197,926.7	(1,952,401.3)	336,115.9
Rydex Government Long Bond 1.2X Strategy		458,176.0	7,766,183.1	(8,087,061.5)	137,297.6
Rydex Health Care		236,274.6	1,606,592.3	(1,625,792.4)	217,074.5
Rydex High Yield Strategy		—	1,754,161.9	(1,747,592.1)	6,569.8
Rydex Internet		35,485.5	549,153.5	(449,474.9)	135,164.1
Rydex Inverse Dow 2X Strategy		86,122.9	23,212,790.1	(22,513,927.3)	784,985.7
Rydex Inverse Gov't Long Bond Strategy		216,722.5	11,683,698.0	(11,689,719.8)	210,700.7
Rydex Inverse Mid-Cap Strategy		13,662.0	762,965.5	(766,666.5)	9,961.0

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Inverse NASDAQ-100® Strategy		71,439.0	3,753,214.3	(3,706,572.3)	118,081.0
Rydex Inverse Russell 2000® Strategy		60,264.3	4,773,922.5	(3,512,064.8)	1,322,122.0
Rydex Inverse S&P 500 Strategy		105,856.6	24,011,043.7	(23,712,960.8)	403,939.5
Rydex Japan 2X Strategy		26,337.9	627,028.5	(639,155.4)	14,211.0
Rydex Leisure		101,710.9	1,344,204.4	(1,252,583.2)	193,332.1
Rydex Mid Cap 1.5X Strategy		52,703.7	1,416,361.7	(1,466,620.7)	2,444.7
Rydex NASDAQ-100®		511,778.6	3,598,761.3	(3,539,840.8)	570,699.1
Rydex NASDAQ-100® 2X Strategy		263,155.3	1,815,426.0	(1,808,723.9)	269,857.4
Rydex Nova		454,316.8	2,126,954.2	(2,239,533.3)	341,737.7
Rydex Precious Metals		155,502.1	4,285,360.7	(4,191,784.5)	249,078.3
Rydex Real Estate		269,270.6	1,760,632.7	(1,928,024.9)	101,878.4
Rydex Retailing		38,693.4	1,050,226.1	(940,909.1)	148,010.4
Rydex Russell 2000® 1.5X Strategy		65,856.6	767,392.1	(806,547.1)	26,701.6
Rydex Russell 2000® 2X Strategy		172,997.8	1,398,760.2	(1,513,789.8)	57,968.2
Rydex S&P 500 2X Strategy		452,319.5	13,436,252.5	(13,521,683.6)	366,888.4
Rydex S&P 500 Pure Growth		210,616.0	1,254,548.7	(1,209,837.8)	255,326.9
Rydex S&P 500 Pure Value		367,269.1	570,735.4	(755,696.6)	182,307.9
Rydex S&P MidCap 400 Pure Growth		131,350.1	1,151,662.6	(1,124,083.3)	158,929.4
Rydex S&P MidCap 400 Pure Value		100,119.0	680,392.0	(704,726.3)	75,784.7
Rydex S&P SmallCap 600 Pure Growth		152,793.4	1,314,528.6	(1,363,555.0)	103,767.0
Rydex S&P SmallCap 600 Pure Value		78,581.7	285,900.2	(265,491.1)	98,990.8
Rydex Strengthening Dollar 2X Strategy		287,491.2	3,325,967.0	(3,512,947.3)	100,510.9
Rydex Technology		47,130.9	980,004.3	(825,148.3)	201,986.9
Rydex Telecommunications		21,436.0	130,515.1	(121,795.7)	30,155.4
Rydex Transportation		186,955.5	913,317.8	(1,041,995.2)	58,278.1
Rydex U.S. Government Money Market		297,950.1	—	(48,201.0)	249,749.1
Rydex Utilities		444,950.9	2,053,655.5	(2,269,268.3)	229,338.1
Rydex Weakening Dollar 2X Strategy		1,837.8	310,358.9	(266,206.7)	45,990.0
VT All Cap Value	l	2,660.6	—	(2,660.6)	—
VT Floating Rate Strategies		999,130.8	3,325,964.2	(2,837,990.4)	1,487,104.6
VT High Yield		58,368.3	1,288,230.6	(1,292,527.7)	54,071.2
VT Large Cap Value		3,423.6	0.1	(1,789.0)	1,634.7
VT Macro Opportunities		185,247.5	240,298.4	(187,903.3)	237,642.6
VT Managed Asset Allocation	m	1,445.3	—	(1,445.3)	—
VT Small Cap Value		47,158.1	49,698.1	(53,693.1)	43,163.1
VT StylePlus Large Core		306.3	0.1	(4.7)	301.7
VT StylePlus Large Growth		66,300.6	25,570.8	(14,900.9)	76,970.5
VT StylePlus Mid Growth		47,023.2	251,162.2	(243,954.3)	54,231.1
VT StylePlus Small Growth		187.5	—	(1.5)	186.0
VT U.S. Total Return Bond		1,392,639.7	3,136,944.4	(2,224,395.6)	2,305,188.5
VT World Equity Income		26,435.1	15,577.9	(18,670.5)	23,342.5
INVESCO VARIABLE INSURANCE FUNDS:
Balanced-Risk Allocation		444,622.7	310,363.8	(540,779.3)	214,207.2
Comstock		237,737.9	235,181.9	(302,557.9)	170,361.9
Core Equity		63,152.8	69,302.2	(86,936.4)	45,518.6
Diversified Dividend		320,605.3	611,546.3	(526,815.9)	405,335.7
Equity and Income		385,602.1	2,283,819.2	(2,288,560.0)	380,861.3
Global Health Care		161,511.4	859,439.9	(917,135.1)	103,816.2
Global Real Estate		401,671.6	326,910.5	(228,848.9)	499,733.2
Government Securities		292,504.5	2,209,948.6	(2,085,146.2)	417,306.9
Growth and Income		130,554.4	74,852.1	(104,055.6)	101,350.9
High Yield		282,020.7	1,672,396.4	(1,806,478.7)	147,938.4
International Growth		576,082.0	483,493.4	(382,610.0)	676,965.4
Mid Cap Core Equity		127,375.0	122,340.7	(112,440.1)	137,275.6
Money Market		28,084,558.8	220,521,498.5	(211,164,794.5)	37,441,262.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
INVESCO VARIABLE INSURANCE FUNDS: (continued)
Technology		36,154.7	519,666.4	(433,378.4)	122,442.7
Value Opportunities		9,140.7	2.7	(1,342.4)	7,801.0
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.:
Asset Strategy		1,007,611.5	206,558.8	(400,799.2)	813,371.1
Balanced		480,441.1	271,571.4	(470,591.4)	281,421.1
Bond		49,899.8	198,914.1	(139,165.0)	109,648.9
Dividend Opportunities		14,239.3	17.9	(3,493.0)	10,764.2
Energy		157,539.3	140,189.4	(104,968.7)	192,760.0
Global Bond		43,475.2	35,431.1	(31,955.4)	46,950.9
Global Natural Resources		115,346.5	90,852.8	(96,117.3)	110,082.0
Growth		2,183.2	—	(6.0)	2,177.2
High Income		822,374.7	2,735,673.8	(3,070,148.6)	487,899.9
Limited Term Bond		92,030.8	359,028.2	(86,624.2)	364,434.8
Mid Cap Growth		193,643.1	45,360.6	(61,380.5)	177,623.2
Science and Technology		267,976.4	795,177.2	(743,041.1)	320,112.5
Value		61,270.0	229,510.3	(228,834.6)	61,945.7
JANUS ASPEN SERIES – INSTITUTIONAL:
Balanced		1,172,719.6	785,160.8	(426,135.3)	1,531,745.1
Enterprise		403,243.7	423,594.2	(256,866.7)	569,971.2
Forty		120,795.3	897,324.5	(407,160.3)	610,959.5
Global Research		63,868.9	62,651.2	(52,080.8)	74,439.3
Janus		49,942.6	268,864.4	(192,500.2)	126,306.8
Overseas		355,307.3	108,283.8	(166,906.2)	296,684.9
Perkins Mid Cap Value		500,113.3	124,398.0	(174,624.8)	449,886.5
JANUS ASPEN SERIES – SERVICE:
Flexible Bond		1,016,618.4	3,617,716.9	(2,129,940.4)	2,504,394.9
Global Allocation – Moderate		1,568.9	—	(1.9)	1,567.0
Global Technology		10,864.1	40,707.6	(44,125.0)	7,446.7
JOHN HANCOCK VARIABLE INSURANCE TRUST:
Emerging Market Value Trust	c	—	46,931.3	(1,178.1)	45,753.2
JPMORGAN INSURANCE TRUST:
Global Allocation	c	—	13,538.1	(9.0)	13,529.1
Income Builder	c	—	21,975.9	(17.8)	21,958.1
LAZARD RETIREMENT SERIES, INC.:
Emerging Markets Equity		986,362.5	394,600.2	(299,797.1)	1,081,165.6
Global Dynamic Multi-Asset		104,348.2	40,833.8	(50,833.4)	94,348.6
International Equity		503,031.6	1,746,677.7	(1,399,854.8)	849,854.5
US Small-Mid Cap Equity		90,796.3	167,614.5	(183,355.2)	75,055.6
US Strategic Equity		37,929.6	98,210.1	(41,414.3)	94,725.4
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
BW Absolute Return Opportunities Portfolio		52,308.9	256,752.9	(207,110.6)	101,951.2
ClearBridge Aggressive Growth		692,344.9	586,449.6	(650,195.4)	628,599.1
ClearBridge Dividend Strategy	o	220,853.2	182,328.2	(262,842.1)	140,339.3
ClearBridge Large Cap Growth		123,789.9	427,401.6	(239,142.2)	312,049.3
ClearBridge Small Cap Growth		155,420.4	59,076.1	(80,390.7)	134,105.8
QS Dynamic Multi-Strategy		118,755.8	86,116.0	(71,578.2)	133,293.6
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond		159,155.7	249,967.7	(312,265.5)	96,857.9
LORD ABBETT SERIES FUND, INC.:
Bond Debenture		1,194,611.4	3,328,527.2	(3,445,792.9)	1,077,345.7
Calibrated Dividend Growth		43,271.9	126,136.5	(20,585.7)	148,822.7
Classic Stock		12,879.3	81.4	(7,761.6)	5,199.1
Growth and Income		173,149.5	38,160.0	(62,832.4)	148,477.1
International Opportunities		212,823.0	947,702.4	(613,143.8)	547,381.6

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
MFS VARIABLE INSURANCE TRUST:
Growth Series – Service	b	—	—	—	—
Value Series – Service	b	—	—	—	—
NATIONWIDE VARIABLE INSURANCE TRUST:
Bond Index		202,002.3	293,411.8	(267,200.7)	228,213.4
International Index		729,182.8	545,359.0	(243,373.5)	1,031,168.3
Mid Cap Index		357,375.5	215,167.7	(86,447.9)	486,095.3
S&P 500 Index		733,345.9	800,082.2	(674,676.9)	858,751.2
Small Cap Index		456,847.1	460,028.7	(245,739.4)	671,136.4
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Absolute Return Multi-Manager	a	—	99,956.9	(29,895.4)	70,061.5
Large Cap Value		82,280.7	97,223.5	(99,587.6)	79,916.6
Mid Cap Growth		104,070.9	232,352.7	(178,510.1)	157,913.5
Mid Cap Intrinsic Value		52,450.1	235,446.9	(71,797.4)	216,099.6
Short Duration Bond		327,312.4	547,570.9	(403,425.7)	471,457.6
Small-Cap Growth	p	76,410.3	233,649.7	(310,060.0)	—
Socially Responsive		171,781.4	67,465.6	(149,852.7)	89,394.3
NORTHERN LIGHTS VARIABLE TRUST:
7Twelve Balanced Class 3	a	—	37,682.1	(1,187.2)	36,494.9
7Twelve Balanced Class 4		70,547.8	21,676.4	(70,080.3)	22,143.9
Adaptive Allocation		14,528.1	0.1	(4,253.0)	10,275.2
BTS Tactical Fixed Income	c	—	21,902.0	(15,342.5)	6,559.5
Changing Parameters		1,495,085.6	110,488.9	(393,094.5)	1,212,480.0
JNF Dynasty Liquid Alternatives	n	985.2	8,965.6	(9,950.8)	—
JNF SSGA Retirement Income		580,162.1	139,071.8	(606,413.9)	112,820.0
JNF SSGA Sector Rotation		144,523.8	122,875.4	(130,806.4)	136,592.8
JNF SSGA Tactical Allocation		53,497.9	49,918.1	(38,458.9)	64,957.1
Mariner Managed Futures Strategy		550,245.4	170,169.4	(133,000.2)	587,414.6
Power Income 2		184,770.5	166,583.6	(40,492.4)	310,861.7
Probabilities		3,050,878.3	573,142.4	(1,132,165.0)	2,491,855.7
TOPS Aggressive Growth ETF – CL 1		6,442.3	—	(243.4)	6,198.9
TOPS Balanced ETF – CL 1		1,880.4	—	—	1,880.4
TOPS Balanced ETF – CL 2		4,048.3	237.5	(4,285.8)	—
TOPS Conservative ETF – CL 1		5,450.7	31,233.0	(12,421.6)	24,262.1
TOPS Conservative ETF – CL 2		165,233.4	13,077.8	(17,631.5)	160,679.7
TOPS Growth – CL 1		62,579.1	95,579.9	(12,386.1)	145,772.9
TOPS Growth – CL 2		4,666.1	—	(696.8)	3,969.3
TOPS Managed Risk Balanced ETF – CL 1		435,378.1	11,390.5	(365,855.4)	80,913.2
TOPS Managed Risk Balanced ETF – CL 2		132,204.9	58,625.2	(10,437.7)	180,392.4
TOPS Managed Risk Growth ETF – CL 1		3,378,621.4	217,624.7	(526,788.8)	3,069,457.3
TOPS Managed Risk Growth ETF – CL 2		10,087.0	8,515.9	(2,532.2)	16,070.7
TOPS Managed Risk Moderate Growth ETF – CL 1		496,866.5	—	(247,698.6)	249,167.9
TOPS Managed Risk Moderate Growth ETF – CL 2		103,279.2	79,490.0	(56,506.5)	126,262.7
TOPS Moderate Growth ETF – CL 1		12,417.2	139,259.0	(12,422.3)	139,253.9
TOPS Moderate Growth ETF – CL 2		2,750.2	—	(32.1)	2,718.1
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Conservative Balanced	q	9,343.1	—	(1,044.7)	8,298.4
Core Bond		161,389.3	954,118.5	(773,661.8)	341,846.0
Global		295,986.1	416,387.7	(194,170.3)	518,203.5
Global Multi-Alternatives	r	3,787.8	21,879.5	(1,628.7)	24,038.6
Global Strategic Income		115,131.9	350,657.6	(341,445.5)	124,344.0
International Growth		617,563.0	776,607.6	(593,064.2)	801,106.4
Main Street®		97,827.1	127,035.5	(71,767.3)	153,095.3
PIMCO VARIABLE INSURANCE TRUST:
All Asset		1,916,668.6	298,111.2	(882,136.0)	1,332,643.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
PIMCO VARIABLE INSURANCE TRUST: (continued)
All Asset All Authority – Admin		477,881.4	203,098.8	(425,469.1)	255,511.1
All Asset All Authority – Institutional		52,271.3	32,221.7	(51.8)	84,441.2
CommodityRealReturn Strategy		1,450,628.9	1,127,440.3	(1,265,554.6)	1,312,514.6
Emerging Markets Bond		802,728.3	1,149,206.8	(1,115,532.7)	836,402.4
Foreign Bond Unhedged		401,032.5	190,422.1	(211,227.3)	380,227.3
Foreign Bond US Dollar-Hedged		1,621,444.6	2,508,691.6	(2,605,159.9)	1,524,976.3
Global Advantage Strategy Bond		72,506.6	6,235.4	(57,235.5)	21,506.5
Global Bond Unhedged		196,190.7	1,361,115.6	(1,428,642.4)	128,663.9
Global Diversified Allocation		10,343.0	989.1	(6,375.0)	4,957.1
Global Multi-Asset		84,498.6	130,964.9	(121,483.4)	93,980.1
High Yield		1,094,360.8	6,957,545.9	(6,778,835.3)	1,273,071.4
Long-Term US Government		305,117.2	2,191,288.1	(2,251,148.2)	245,257.1
Low Duration		2,032,947.1	1,709,426.2	(1,446,126.1)	2,296,247.2
Real Return		1,247,303.7	1,458,157.3	(1,518,220.5)	1,187,240.5
Short-Term		1,210,928.6	2,239,105.2	(1,588,396.3)	1,861,637.5
Total Return		4,763,131.4	4,160,314.7	(3,398,566.1)	5,524,880.0
Unconstrained Bond		1,178,120.8	546,141.4	(718,013.6)	1,006,248.6
PIONEER VARIABLE CONTRACTS TRUST:
Bond		756,283.6	762,464.8	(704,883.4)	813,865.0
Disciplined Value		98,790.0	489.0	(16,219.1)	83,059.9
Emerging Markets		157,043.9	284,991.3	(362,000.5)	80,034.7
Equity Income		331,551.9	1,238,584.9	(1,326,223.2)	243,913.6
Fund		49,561.8	23,412.9	(54,988.5)	17,986.2
High Yield		146,791.3	510,120.6	(532,157.6)	124,754.3
Mid Cap Value		141,244.4	501,560.5	(582,906.2)	59,898.7
Strategic Income		822,876.2	683,194.6	(558,474.4)	947,596.4
PROFUNDS VP:
Access VP High Yield		204,395.9	1,832,389.1	(1,971,887.2)	64,897.8
Asia 30		26,480.3	1,760,434.4	(1,534,746.7)	252,168.0
Banks		147,909.8	395,775.3	(467,775.3)	75,909.8
Basic Materials		34,496.3	197,427.6	(178,040.4)	53,883.5
Bear		45,080.2	8,412,224.4	(8,332,850.8)	124,453.8
Biotechnology		118,226.6	231,508.0	(259,653.5)	90,081.1
Bull		1,182,555.8	10,240,831.3	(10,476,290.5)	947,096.6
Consumer Goods		119,304.5	647,798.3	(658,006.7)	109,096.1
Consumer Services		194,538.3	557,533.8	(668,130.5)	83,941.6
Emerging Markets		75,328.0	1,735,071.0	(1,775,295.2)	35,103.8
Europe 30		59,134.1	904,138.3	(841,308.1)	121,964.3
Falling U.S. Dollar		531.8	40,190.7	(40,342.0)	380.5
Financials		254,624.6	718,800.7	(666,588.7)	306,836.6
Health Care		229,261.4	739,347.6	(789,666.4)	178,942.6
Industrials		108,764.2	280,935.9	(325,993.1)	63,707.0
International		15,534.8	1,453,258.9	(1,441,442.5)	27,351.2
Internet		28,132.5	561,905.2	(427,765.8)	162,271.9
Japan		26,566.6	918,813.5	(829,760.4)	115,619.7
Large-Cap Growth		229,074.1	897,700.9	(904,935.3)	221,839.7
Large-Cap Value		51,781.7	336,827.8	(377,236.0)	11,373.5
Mid-Cap		675,105.5	2,846,390.9	(2,284,820.1)	1,236,676.3
Mid-Cap Growth		39,384.2	622,386.4	(453,379.0)	208,391.6
Mid-Cap Value		51,714.0	409,073.4	(326,149.2)	134,638.2
Money Market		3,226,711.3	62,216,888.4	(59,901,777.2)	5,541,822.5
NASDAQ-100		480,616.9	7,319,749.1	(7,229,623.2)	570,742.8
Oil & Gas		52,938.4	574,449.5	(530,629.1)	96,758.8
Pharmaceuticals		78,264.7	260,964.7	(298,221.9)	41,007.5
Precious Metals		119,714.7	1,623,990.1	(1,576,102.3)	167,602.5

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
PROFUNDS VP: (continued)
Real Estate		163,748.6	327,228.3	(414,896.5)	76,080.4
Rising Rates Opportunity		106,689.5	1,757,732.2	(1,604,860.4)	259,561.3
Semiconductor		54,112.6	217,123.3	(197,659.1)	73,576.8
Short Emerging Markets		7,407.3	2,171,118.8	(1,856,479.0)	322,047.1
Short International		25,329.8	1,829,331.2	(1,799,465.3)	55,195.7
Short Mid-Cap		3,432.6	972,248.5	(968,590.0)	7,091.1
Short NASDAQ-100		35,365.1	24,455,560.8	(24,461,366.2)	29,559.7
Short Small-Cap		9,001.7	2,114,511.8	(2,110,578.8)	12,934.7
Small Cap		354,248.2	1,479,326.5	(1,532,271.4)	301,303.3
Small-Cap Growth		50,788.9	707,647.4	(657,861.8)	100,574.5
Small-Cap Value		304,602.4	1,185,641.7	(1,389,336.5)	100,907.6
Technology		186,364.3	360,854.3	(452,464.6)	94,754.0
Telecommunications		21,695.2	197,558.3	(211,617.8)	7,635.7
U.S. Government Plus		146,174.6	1,145,607.3	(1,131,277.3)	160,504.6
UltraBull		92,150.7	945,199.2	(1,009,757.5)	27,592.4
UltraMid-Cap		35,985.2	298,120.4	(321,330.2)	12,775.4
UltraNASDAQ-100		39,892.3	1,685,876.6	(1,686,118.1)	39,650.8
UltraShort NASDAQ-100		12,224.2	19,895,959.9	(19,745,620.8)	162,563.3
UltraSmall-Cap		36,575.0	427,893.1	(438,478.6)	25,989.5
Utilities		230,624.6	458,199.7	(623,908.9)	64,915.4
PUTNAM VARIABLE TRUST:
Absolute Return 500		63,778.2	342,635.3	(98,312.1)	308,101.4
American Government Income		543,607.6	294,543.1	(709,214.4)	128,936.3
Diversified Income		365,385.2	730,699.2	(725,368.2)	370,716.2
Equity Income		205,778.5	178,110.1	(68,554.1)	315,334.5
High Yield		105,507.5	2,978,878.0	(3,000,287.8)	84,097.7
Income		502,220.8	1,005,798.7	(896,278.8)	611,740.7
Multi-Cap Value	s	1,156.0	—	(1,156.0)	—
Voyager		86,138.8	119,128.6	(109,356.4)	95,911.0
REDWOOD INVESTMENT MANAGEMENT:
VIT Managed Volatility Class I	t	—	4,571,085.7	(2,546,009.0)	2,025,076.7
VIT Managed Volatility Class N		769,532.8	1,060,197.8	(1,283,786.7)	545,943.9
ROYCE CAPITAL FUND:
Micro-Cap		146,769.4	653,680.2	(676,289.1)	124,160.5
Small-Cap		365,933.0	117,380.8	(133,672.7)	349,641.1
RUSSELL INVESTMENT FUNDS:
Aggressive Equity		1,523.2	—	(13.5)	1,509.7
Balanced Strategy		65,135.7	0.1	(256.7)	64,879.1
Core Bond		35,214.9	—	(176.8)	35,038.1
Equity Growth Strategy		17,444.5	—	(153.0)	17,291.5
Global Real Estate Securities		157,909.1	—	(32,589.3)	125,319.8
Moderate Strategy		26,228.9	—	(158.4)	26,070.5
Multi-Style Equity		12,317.1	—	(123.7)	12,193.4
Non U.S.		13,728.9	—	(573.7)	13,155.2
SEI INSURANCE PRODUCTS TRUST:
Balanced Strategy		30,154.4	44,022.9	(65,109.4)	9,067.9
Conservative Strategy		54,246.3	264,214.6	(183,717.9)	134,743.0
Defensive Strategy		39,896.0	84,414.9	(80,427.1)	43,883.8
Market Growth Strategy		222,713.7	53,962.8	(21,383.5)	255,293.0
Market Plus Strategy		58,267.4	77,801.6	(524.8)	135,544.2
Moderate Strategy		112,361.4	83,152.9	(57,750.7)	137,763.6
T. ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth II		1,028,554.5	2,630,775.8	(2,185,417.7)	1,473,912.6
Equity Income II		912,568.1	330,049.4	(498,490.0)	744,127.5
Health Sciences II		523,777.3	881,720.6	(731,741.1)	673,756.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
T. ROWE PRICE FIXED INCOME SERIES, INC.:
Limited-Term Bond II		632,750.6	1,356,246.5	(1,133,476.0)	855,521.1
THIRD AVENUE VARIABLE SERIES TRUST:
Value		362,170.3	88,603.4	(182,702.7)	268,071.0
TIMOTHY PLAN VARIABLE SERIES:
Conservative Growth		194,100.7	211,373.5	(186,108.1)	219,366.1
Strategic Growth		406,932.4	138,500.9	(368,229.1)	177,204.2
TORTOISE VARIABLE INSURANCE PORTFOLIO:
MLP & Pipeline Fund		176,549.7	477,403.3	(295,731.1)	358,221.9
VAN ECK VIP TRUST:
Emerging Markets		534,708.4	446,815.0	(345,069.4)	636,454.0
Global Gold		122,361.4	325,637.2	(295,743.4)	152,255.2
Global Hard Assets		172,682.7	1,925,498.4	(1,932,051.4)	166,129.7
Multi-Manager Alternatives	v	127,634.7	5,398.2	(133,032.9)	—
Unconstrained Emerging Markets		70,224.7	29,535.0	(27,237.2)	72,522.5
VANGUARD VARIABLE INSURANCE FUND:
Balanced		1,720,765.7	1,387,886.5	(468,774.2)	2,639,878.0
Capital Growth		622,914.0	477,375.9	(255,943.7)	844,346.2
Diversified Value		598,015.1	591,253.0	(201,971.6)	987,296.5
Equity Income		1,892,950.6	983,538.1	(448,366.4)	2,428,122.3
Equity Index		2,200,890.7	2,486,902.9	(1,255,540.9)	3,432,252.7
Growth		451,063.9	1,057,046.9	(255,616.7)	1,252,494.1
High Yield Bond		1,325,437.7	1,484,216.0	(1,348,326.2)	1,461,327.5
International		1,985,441.9	1,695,719.0	(531,436.4)	3,149,724.5
Mid-Cap Index		1,017,713.8	1,240,166.9	(383,285.0)	1,874,595.7
REIT Index		1,846,379.9	2,162,289.5	(1,607,492.3)	2,401,177.1
Short-Term Investment Grade		5,155,208.3	5,171,488.8	(1,976,444.9)	8,350,252.2
Small Company Growth		660,609.9	946,934.8	(624,361.0)	983,183.7
Total Bond Market Index		4,120,318.6	4,812,767.1	(2,353,543.8)	6,579,541.9
Total Stock Market Index		3,012,728.6	2,415,597.0	(989,022.9)	4,439,302.7
VARIABLE INSURANCE TRUST:
Barrier	u	14,959.8	39,638.3	(54,598.1)	—
VIRTUS VARIABLE INSURANCE TRUST:
Equity Trend	w	1,991,937.8	201,085.9	(1,810,834.3)	382,189.4
International		169,103.0	125,810.1	(93,008.2)	201,904.9
Multi-Sector Fixed Income		465,884.8	247,347.4	(220,837.6)	492,394.6
Real Estate Securities		349,347.5	563,131.1	(664,583.7)	247,894.9
WELLS FARGO VT FUNDS:	y
Discovery		181,507.3	56,614.7	(100,763.8)	137,358.2
Opportunity		24,422.3	19,098.5	(16,828.6)	26,692.2
Small Cap Value		54,887.0	29,793.3	(27,071.3)	57,609.0
WESTCHESTER CAPITAL MANAGEMENT:
Merger Fund VL		1,107,428.0	427,151.8	(380,502.1)	1,154,077.7
WILSHIRE VARIABLE INSURANCE TRUST:
2015 ETF		8,551.4	—	(4,899.3)	3,652.1
2035 ETF		22,957.4	—	(329.5)	22,627.9
		193,104,571.4	733,917,797.3	(689,533,251.3)	237,489,117.4

*  See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

(7)  Unit Progression

The change in units outstanding for the year ended December 31, 2014 was as follows:

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
ADVISORS PREFERRED TRUST:
Gold Bullion Strategy		40,696.3	417,459.4	(306,534.2)	151,621.5
THE ALGER PORTFOLIOS:
Capital Appreciation		396,079.0	617,540.1	(604,553.4)	409,065.7
Large Cap Growth		169,100.0	373,724.6	(381,578.3)	161,246.3
Mid Cap Growth		70,366.1	88,656.1	(92,989.8)	66,032.4
Small Cap Growth		13,969.9	963.0	(2,606.1)	12,326.8
AB VARIABLE PRODUCTS SERIES FUND, INC:	aa
Dynamic Asset Allocation		33,400.6	85,903.2	(33,764.9)	85,538.9
Global Thematic Growth		32,261.2	334,554.8	(346,313.8)	20,502.2
Growth and Income		331,219.6	268,459.1	(179,077.8)	420,600.9
International Growth		150,255.7	109,967.3	(92,142.4)	168,080.6
International Value		261,437.3	177,713.4	(256,543.0)	182,607.7
Small Cap Growth		82,097.8	3,501.2	(21,762.8)	63,836.2
Small-Mid Cap Value		285,154.5	120,192.4	(69,518.0)	335,828.9
ALPS VARIABLE INSURANCE TRUST:
Alerian Energy Infrastructure		311,279.6	712,021.8	(429,634.0)	593,667.4
ALPS VARIABLE INSURANCE TRUST:
Ibbotson ETF Asset Allocation Series:
Aggressive Growth		44,579.8	26,717.7	(41,458.4)	29,839.1
Balanced		281,382.5	165,750.4	(49,444.9)	397,688.0
Conservative		344,478.1	169,195.6	(153,958.8)	359,714.9
Growth		175,317.3	193,122.3	(87,523.7)	280,915.9
Income and Growth		152,526.0	43,719.8	(14,077.4)	182,168.4
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
Balanced		128,589.9	1,117,353.0	(1,124,233.5)	121,709.4
Income & Growth		233,655.1	224,424.4	(132,569.7)	325,509.8
Inflation Protection		198,962.0	154,091.7	(129,869.0)	223,184.7
International		94,442.9	41,429.6	(14,795.2)	121,077.3
Large Company Value		77,594.2	127,132.7	(80,356.7)	124,370.2
Mid Cap Value		474,367.4	522,022.2	(308,797.9)	687,591.7
Ultra		96,908.0	97,438.9	(158,837.7)	35,509.2
Value		266,494.9	213,609.8	(65,326.4)	414,778.3
Vista	a	9,959.5	—	(9,959.5)	—
AMERICAN FUNDS INSURANCE SERIES:
Asset Allocation		13,577.1	369,333.5	(37,789.1)	345,121.5
Blue Chip Income and Growth		10,119.6	413,222.2	(253,919.6)	169,422.2
Bond		6,913.1	1,069,346.9	(504,448.0)	571,812.0
Global Bond		998.4	59,817.6	(7,755.7)	53,060.3
Growth		9,610.6	213,620.9	(20,313.0)	202,918.5
Growth-Income		10,399.5	236,206.1	(32,314.9)	214,290.7
High Income Bond		9,156.3	544,511.6	(524,622.9)	29,045.0
International		17,287.8	307,278.0	(41,955.2)	282,610.6
Managed Risk Asset Allocation		14,589.7	69,072.5	(4,220.0)	79,442.2
Managed Risk Blue Chip and Growth		1,955.7	67,547.4	(10,468.7)	59,034.4
Managed Risk Growth		1,488.9	21,246.5	(2,306.2)	20,429.2
Managed Risk Growth-Income		3,534.2	46,689.9	(8,901.4)	41,322.7
Managed Risk International		167.8	12,752.0	(3,021.7)	9,898.1
Mortgage		—	105,960.5	(66,572.8)	39,387.7
BLACKROCK VARIABLE SERIES FUNDS:
Capital Appreciation		13,490.2	19,510.3	(22,333.6)	10,666.9
Equity Dividend		281,816.2	223,845.3	(219,553.2)	286,108.3
Global Allocation		736,148.3	828,122.2	(266,641.1)	1,297,629.4
High Yield		1,411,903.8	5,747,159.1	(5,932,655.6)	1,226,407.3

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
BLACKROCK VARIABLE SERIES FUNDS: (continued)
Large Cap Core		11,640.0	38,842.9	(8,404.4)	42,078.5
Large Cap Growth		27,739.0	122,741.3	(96,676.6)	53,803.7
Large Cap Value		20,038.4	33,219.9	(20,545.1)	32,713.2
Total Return		265,804.0	2,275,845.3	(1,877,774.4)	663,874.9
U.S. Government Bond		10,957.5	409,848.9	(361,413.3)	59,393.1
CALVERT VARIABLE PRODUCTS:
SRI Balanced	b	—	3,029.8	—	3,029.8
COLUMBIA FUNDS VARIABLE SERIES TRUST:
Select Large-Cap Value		118,141.1	61,659.9	(40,514.4)	139,286.6
Select Smaller-Cap Value		215,147.4	152,855.8	(198,778.0)	169,225.2
Seligman Global Technology		177,910.7	1,677,461.0	(1,620,187.7)	235,184.0
CREDIT SUISSE TRUST:
Commodity Return Strategy		372,449.2	187,594.6	(96,808.1)	463,235.7
DFA INVESTMENT DIMENSIONS GROUP, INC.:
VA Global Bond		3,763,745.5	1,912,398.8	(551,007.7)	5,125,136.6
VA Global Moderate Allocation	b	—	748,030.6	(113,806.7)	634,223.9
VA International Small		843,453.1	1,096,151.8	(244,439.5)	1,695,165.4
VA International Value		1,500,808.5	1,929,662.1	(751,375.8)	2,679,094.8
VA Short-Term Fixed		1,604,657.9	1,769,510.3	(494,188.6)	2,879,979.6
VA U.S. Large Value		1,241,908.0	1,608,235.4	(372,511.5)	2,477,631.9
VA U.S. Targeted Value		834,100.7	1,236,531.1	(265,915.1)	1,804,716.7
DIREXION INSURANCE TRUST:
Dynamic VP HY Bond		1,826,477.2	628,692.9	(2,394,068.8)	61,101.3
VP Indexed Managed Futures Strategy	b	—	5,937.4	(5,467.2)	470.2
DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index		437,737.9	481,468.1	(297,494.6)	621,711.4
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND:		40,675.7	29,000.1	(25,841.6)	43,834.2
DREYFUS STOCK INDEX FUND:		1,288,193.9	1,992,067.2	(1,362,967.9)	1,917,293.2
DREYFUS VARIABLE INVESTMENT FUND:
International Value		239,545.3	136,950.9	(114,441.2)	262,055.0
EATON VANCE VARIABLE TRUST:
Floating-Rate Income		3,159,785.9	1,662,381.2	(1,767,444.6)	3,054,722.5
Large-Cap Value		41,854.9	125,673.9	(41,632.5)	125,896.3
FEDERATED INSURANCE SERIES:
High Income Bond II		507,783.5	1,593,199.2	(1,788,929.8)	312,052.9
Kaufmann II		51,611.6	94,247.5	(97,027.6)	48,831.5
Managed Tail Risk II		1,133.2	9,838.6	(125.5)	10,846.3
Managed Volatility II		519,391.1	507,850.0	(237,986.4)	789,254.7
FIDELITY VARIABLE INSURANCE PRODUCTS:
Balanced		265,894.3	1,198,756.2	(1,033,436.5)	431,214.0
Contrafund		890,730.7	891,272.0	(560,766.1)	1,221,236.6
Disciplined Small Cap		27,956.3	34,123.1	(16,409.1)	45,670.3
Dynamic Capital Appreciation		17,311.3	—	(15,410.7)	1,900.6
Equity-Income		152,911.6	44,204.8	(21,658.3)	175,458.1
Funds Manager 20%		1,568.2	—	(29.7)	1,538.5
Funds Manager 50%		49,567.9	—	(3,284.6)	46,283.3
Funds Manager 60%		124,186.2	15,023.0	(68,956.1)	70,253.1
Funds Manager 70%		83.7	—	—	83.7
Funds Manager 85%	c	113.7	—	(113.7)	—
Growth		166,161.0	640,267.5	(561,417.6)	245,010.9
Growth & Income		79,078.9	622,413.5	(592,340.8)	109,151.6
Growth Opportunities		73,638.4	109,761.7	(136,613.0)	46,787.1
High Income		469,497.3	1,863,087.0	(1,498,856.4)	833,727.9
International Capital Appreciation		173,588.0	187,286.9	(218,349.0)	142,525.9
Investment Grade Bond		133,277.3	1,516,387.6	(643,226.3)	1,006,438.6

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
FIDELITY VARIABLE INSURANCE PRODUCTS: (continued)
Mid Cap		186,906.8	313,630.0	(250,045.1)	250,491.7
Overseas		272,056.0	259,996.5	(271,657.4)	260,395.1
Real Estate		331,753.2	566,158.5	(326,285.0)	571,626.7
Strategic Income		768,011.8	1,190,804.7	(808,742.5)	1,150,074.0
Target Volatility		10,760.2	48,627.0	(28,775.2)	30,612.0
Value		67,879.7	229,884.0	(134,164.6)	163,599.1
Value Leaders		7,462.0	—	(2.4)	7,459.6
Value Strategies		22,895.8	67.2	(13,137.4)	9,825.6
FIRST EAGLE VARIABLE FUNDS:
Overseas Variable		949,153.9	557,013.8	(344,988.7)	1,161,179.0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Global Real Estate	d	149,008.5	52,566.8	(42,794.5)	158,780.8
High Income	e	446,149.9	2,602,750.1	(2,681,633.6)	367,266.4
Income	f	683,129.1	1,308,430.3	(999,182.5)	992,376.9
Mutual Shares	g	204,408.0	119,233.3	(183,345.2)	140,296.1
Strategic Income	h	719,361.7	505,924.4	(275,392.5)	949,893.6
Templeton Global Bond	i	2,244,320.8	1,233,603.6	(753,685.7)	2,724,238.7
U.S. Government Securities	j	339,802.2	871,994.1	(570,163.3)	641,633.0
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Global Trends Allocation	ab	876.5	34,790.2	(9,923.0)	25,743.7
Multi-Strategy Alternatives	b	—	90,945.1	(6,329.2)	84,615.9
GUGGENHEIM VARIABLE INSURANCE FUNDS:
CLS AdvisorOne Global Diversified Equity	ac	110,691.8	23,331.6	(73,593.5)	60,429.9
CLS AdvisorOne Growth and Income	ae	86,009.2	8,815.7	(43,332.1)	51,492.8
CLS AdvisorOne Global Growth	ad	1,155.7	773.6	(1,896.7)	32.6
Global Managed Futures Strategy		257,274.2	185,340.7	(124,224.5)	318,390.4
Long Short Equity		13,483.0	58,908.9	(8,862.2)	63,529.7
Multi-Hedge Strategies		384,328.5	142,595.7	(90,390.5)	436,533.7
Rydex Banking		231,485.9	468,356.5	(599,691.1)	100,151.3
Rydex Basic Materials		29,105.0	394,178.4	(374,456.5)	48,826.9
Rydex Biotechnology		106,857.6	670,615.9	(655,021.2)	122,452.3
Rydex Commodities Strategy		225,636.0	1,711,583.5	(1,707,704.8)	229,514.7
Rydex Consumer Products		48,442.4	1,392,615.5	(1,020,435.9)	420,622.0
Rydex Dow 2X Strategy		116,829.0	522,813.9	(535,537.4)	104,105.5
Rydex Electronics		10,823.0	1,764,839.9	(1,703,750.8)	71,912.1
Rydex Energy		63,340.1	1,656,051.7	(1,680,612.7)	38,779.1
Rydex Energy Services		43,318.0	418,180.8	(438,037.0)	23,461.8
Rydex Europe 1.25X Strategy		119,754.2	487,486.9	(561,438.4)	45,802.7
Rydex Financial Services		67,597.5	1,325,255.2	(1,302,262.2)	90,590.5
Rydex Government Long Bond 1.2X Strategy		95,804.3	10,961,183.3	(10,598,811.6)	458,176.0
Rydex Health Care		108,414.0	673,874.2	(546,013.6)	236,274.6
Rydex High Yield Strategy	q	—	21,734.6	(21,734.6)	—
Rydex Internet		103,097.5	328,137.3	(395,749.3)	35,485.5
Rydex Inverse Dow 2X Strategy		114,596.2	64,423,508.3	(64,451,981.6)	86,122.9
Rydex Inverse Gov't Long Bond Strategy		613,450.0	14,595,989.2	(14,992,716.7)	216,722.5
Rydex Inverse Mid-Cap Strategy		6,277.8	925,069.8	(917,685.6)	13,662.0
Rydex Inverse NASDAQ-100® Strategy		48,237.8	3,143,768.8	(3,120,567.6)	71,439.0
Rydex Inverse Russell 2000® Strategy		41,042.8	3,528,219.9	(3,508,998.4)	60,264.3
Rydex Inverse S&P 500 Strategy		232,983.5	55,741,287.3	(55,868,414.2)	105,856.6
Rydex Japan 2X Strategy		28,153.8	392,955.5	(394,771.4)	26,337.9
Rydex Leisure		194,317.4	337,987.8	(430,594.3)	101,710.9
Rydex Mid Cap 1.5X Strategy		190,254.3	1,256,510.2	(1,394,060.8)	52,703.7
Rydex NASDAQ-100®		254,320.8	2,201,495.6	(1,944,037.8)	511,778.6
Rydex NASDAQ-100® 2X Strategy		200,337.8	1,179,640.8	(1,116,823.3)	263,155.3

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Nova		541,567.5	2,121,432.6	(2,208,683.3)	454,316.8
Rydex Precious Metals		150,667.6	2,280,014.7	(2,275,180.2)	155,502.1
Rydex Real Estate		92,972.7	3,732,355.8	(3,556,057.9)	269,270.6
Rydex Retailing		93,810.1	317,667.6	(372,784.3)	38,693.4
Rydex Russell 2000® 1.5X Strategy		94,561.5	1,137,668.0	(1,166,372.9)	65,856.6
Rydex Russell 2000® 2X Strategy		69,931.6	1,173,881.8	(1,070,815.6)	172,997.8
Rydex S&P 500 2X Strategy		93,644.5	14,163,443.9	(13,804,768.9)	452,319.5
Rydex S&P 500 Pure Growth		172,297.1	2,021,309.6	(1,982,990.7)	210,616.0
Rydex S&P 500 Pure Value		402,504.6	1,385,183.2	(1,420,418.7)	367,269.1
Rydex S&P MidCap 400 Pure Growth		132,021.7	475,172.6	(475,844.2)	131,350.1
Rydex S&P MidCap 400 Pure Value		45,096.0	429,327.9	(374,304.9)	100,119.0
Rydex S&P SmallCap 600 Pure Growth		197,559.1	399,408.3	(444,174.0)	152,793.4
Rydex S&P SmallCap 600 Pure Value		198,207.2	302,254.5	(421,880.0)	78,581.7
Rydex Strengthening Dollar 2X Strategy		54,721.3	1,075,531.4	(842,761.5)	287,491.2
Rydex Technology		210,145.7	561,637.1	(724,651.9)	47,130.9
Rydex Telecommunications		5,936.6	312,239.8	(296,740.4)	21,436.0
Rydex Transportation		177,746.2	971,058.7	(961,849.4)	186,955.5
Rydex U.S. Government Money Market		578,770.3	194,722.7	(475,542.9)	297,950.1
Rydex Utilities		58,344.1	1,214,837.7	(828,230.9)	444,950.9
Rydex Weakening Dollar 2X Strategy		576.5	27,492.8	(26,231.5)	1,837.8
VT All Cap Value		3,718.5	—	(1,057.9)	2,660.6
VT Floating Rate Strategies		1,498,278.3	3,554,532.4	(4,053,679.9)	999,130.8
VT High Yield		577,910.0	2,364,596.0	(2,884,137.7)	58,368.3
VT Large Cap Value		3,500.0	—	(76.4)	3,423.6
VT Macro Opportunities		91,014.9	959,059.1	(864,826.5)	185,247.5
VT Managed Asset Allocation		28,041.7	—	(26,596.4)	1,445.3
VT Small Cap Value		56,905.1	36,562.9	(46,309.9)	47,158.1
VT StylePlus Large Core		311.2	—	(4.9)	306.3
VT StylePlus Large Growth		53,426.4	30,752.8	(17,878.6)	66,300.6
VT StylePlus Mid Growth		40,250.0	32,019.8	(25,246.6)	47,023.2
VT StylePlus Small Growth		1,091.6	0.1	(904.2)	187.5
VT U.S. Total Return Bond		199,049.7	2,607,820.9	(1,414,230.9)	1,392,639.7
VT World Equity Income		9,933.4	70,840.0	(54,338.3)	26,435.1
INVESCO VARIABLE INSURANCE FUNDS:
Balanced-Risk Allocation		449,116.2	596,622.8	(601,116.3)	444,622.7
Comstock		211,168.2	1,076,515.1	(1,049,945.4)	237,737.9
Core Equity		57,837.8	25,810.6	(20,495.6)	63,152.8
Diversified Dividend		220,406.1	476,823.5	(376,624.3)	320,605.3
Equity and Income		171,458.8	1,570,507.4	(1,356,364.1)	385,602.1
Global Health Care		41,091.1	1,029,623.1	(909,202.8)	161,511.4
Global Real Estate		268,982.0	270,750.4	(138,060.8)	401,671.6
Government Securities		122,983.4	1,254,676.5	(1,085,155.4)	292,504.5
Growth and Income		152,809.1	402,247.6	(424,502.3)	130,554.4
High Yield		311,973.6	1,528,377.7	(1,558,330.6)	282,020.7
International Growth		607,151.4	225,414.3	(256,483.7)	576,082.0
Mid Cap Core Equity		85,912.1	176,189.9	(134,727.0)	127,375.0
Money Market		13,987,459.0	196,090,711.9	(181,993,612.1)	28,084,558.8
Technology		14,603.7	133,271.1	(111,720.1)	36,154.7
Value Opportunities		11,590.9	14,696.9	(17,147.1)	9,140.7
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.:
Asset Strategy		1,024,719.6	509,214.7	(526,322.8)	1,007,611.5
Balanced		94,681.8	487,378.1	(101,618.8)	480,441.1
Bond		28,622.8	138,732.9	(117,455.9)	49,899.8
Dividend Opportunities		16,437.7	246.6	(2,445.0)	14,239.3
Energy		114,936.7	169,940.2	(127,337.6)	157,539.3

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.: (continued)
Global Bond		24,926.4	518,675.1	(500,126.3)	43,475.2
Global Natural Resources		105,893.5	777,244.3	(767,791.3)	115,346.5
Growth		6,097.5	—	(3,914.3)	2,183.2
High Income		3,121,256.9	3,993,896.5	(6,292,778.7)	822,374.7
Limited Term Bond		58,869.2	44,668.1	(11,506.5)	92,030.8
Mid Cap Growth		178,743.1	69,538.4	(54,638.4)	193,643.1
Science and Technology		301,705.7	187,681.0	(221,410.3)	267,976.4
Value		88,668.2	377,493.4	(404,891.6)	61,270.0
JANUS ASPEN SERIES – INSTITUTIONAL:
Balanced		740,017.6	587,915.0	(155,213.0)	1,172,719.6
Enterprise		273,869.8	297,790.2	(168,416.3)	403,243.7
Forty		150,081.7	28,115.0	(57,401.4)	120,795.3
Global Research		84,571.4	37,788.3	(58,490.8)	63,868.9
Janus		62,996.7	33,760.8	(46,814.9)	49,942.6
Overseas		386,334.6	172,562.9	(203,590.2)	355,307.3
Perkins Mid Cap Value		491,867.5	126,521.9	(118,276.1)	500,113.3
JANUS ASPEN SERIES – SERVICE:
Flexible Bond		182,173.0	1,741,027.8	(906,582.4)	1,016,618.4
Global Allocation – Moderate		1,570.9	—	(2.0)	1,568.9
Global Technology		10,497.6	21,013.4	(20,646.9)	10,864.1
LAZARD RETIREMENT SERIES, INC.:
Emerging Markets Equity		795,596.9	994,989.6	(804,224.0)	986,362.5
International Equity		300,521.7	318,358.6	(115,848.7)	503,031.6
Global Dynamic Multi-Asset	k	89,527.1	69,474.1	(54,653.0)	104,348.2
US Small-Mid Cap Equity		40,362.5	1,103,694.2	(1,053,260.4)	90,796.3
US Strategic Equity		17,846.0	23,170.5	(3,086.9)	37,929.6
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
BW Absolute Return Opportunities Portfolio	b	—	84,101.5	(31,792.6)	52,308.9
ClearBridge Aggressive Growth		474,551.4	1,944,962.2	(1,727,168.7)	692,344.9
ClearBridge All Cap Value	l	69,389.5	9,516.7	(78,906.2)	—
ClearBridge Dividend Strategy	af	234,304.5	238,315.8	(251,767.1)	220,853.2
ClearBridge Large Cap Growth		119,970.0	159,015.1	(155,195.2)	123,789.9
ClearBridge Small Cap Growth		318,916.6	173,555.6	(337,051.8)	155,420.4
QS Dynamic Multi-Strategy	m	75,306.5	66,782.9	(23,333.6)	118,755.8
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond		289,479.3	642,515.8	(772,839.4)	159,155.7
Western Asset Strategic Bond	n	40,143.9	136,906.1	(177,050.0)	—
LORD ABBETT SERIES FUND, INC.:
Bond Debenture		933,316.6	2,422,532.2	(2,161,237.4)	1,194,611.4
Calibrated Dividend Growth		53,970.1	30,474.1	(41,172.3)	43,271.9
Classic Stock		24,510.4	11,556.7	(23,187.8)	12,879.3
Growth and Income		176,057.3	42,529.1	(45,436.9)	173,149.5
International Opportunities		218,736.1	193,271.6	(199,184.7)	212,823.0
MERGER FUND VL:		925,049.8	640,252.4	(457,874.2)	1,107,428.0
NATIONWIDE VARIABLE INSURANCE TRUST:
Bond Index		116,409.9	269,280.8	(183,688.4)	202,002.3
International Index		423,492.5	520,016.1	(214,325.8)	729,182.8
Mid Cap Index		272,602.5	142,532.7	(57,759.7)	357,375.5
S&P 500 Index		387,419.7	653,295.8	(307,369.6)	733,345.9
Small Cap Index		236,135.9	383,493.3	(162,782.1)	456,847.1
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Large Cap Value		72,757.8	78,689.4	(69,166.5)	82,280.7
Mid-Cap Growth		40,144.2	109,558.4	(45,631.7)	104,070.9
Mid Cap Intrinsic Value		77,094.0	109,102.2	(133,746.1)	52,450.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (continued)
Short Duration Bond		256,101.0	180,524.0	(109,312.6)	327,312.4
Small-Cap Growth		103,879.2	140,627.8	(168,096.7)	76,410.3
Socially Responsive		114,955.6	89,498.0	(32,672.2)	171,781.4
NORTHERN LIGHTS VARIABLE TRUST:
7Twelve Balanced		52,453.4	44,339.2	(26,244.8)	70,547.8
Adaptive Allocation		18,558.1	10.0	(4,040.0)	14,528.1
BCM Decathlon Aggressive 2	o	151,219.6	348.8	(151,568.4)	—
BCM Decathlon Conservative 2	o	488,811.1	208.6	(489,019.7)	—
BCM Decathlon Moderate 2	o	528,913.9	694.3	(529,608.2)	—
Changing Parameters		1,541,562.2	41,642.4	(88,119.0)	1,495,085.6
Innealta Country Rotation 2	p	24,591.5	1,596.6	(26,188.1)	—
Innealta Sector Rotation 2	p	14,679.8	319,393.1	(334,072.9)	—
JNF Dynasty Liquid Alternatives	q	—	990.0	(4.8)	985.2
JNF SSgA Retirement Income	r	—	933,237.9	(353,075.8)	580,162.1
JNF SSgA Sector Rotation	s	133,502.7	77,937.5	(66,916.4)	144,523.8
JNF SSgA Tactical Allocation	t	45,248.5	25,309.3	(17,059.9)	53,497.9
Mariner Managed Futures Strategy	u	48,393.3	545,228.0	(43,375.9)	550,245.4
Power Income 2		311,501.7	105,240.1	(231,971.3)	184,770.5
Probabilities		3,600,238.7	532,137.9	(1,081,498.3)	3,050,878.3
TOPS Aggressive Growth ETF – CL 1		6,038.6	420.1	(16.4)	6,442.3
TOPS Balanced ETF – CL 1		—	5,905.2	(4,024.8)	1,880.4
TOPS Balanced ETF – CL 2		4,093.0	—	(44.7)	4,048.3
TOPS Conservative ETF – CL 1	v	5,802.7	19,241.4	(19,593.4)	5,450.7
TOPS Conservative ETF – CL 2	v	38,246.6	138,221.0	(11,234.2)	165,233.4
TOPS Growth – CL 1		62,388.5	565.9	(375.3)	62,579.1
TOPS Growth – CL 2		6,087.8	—	(1,421.7)	4,666.1
TOPS Managed Risk Balanced ETF – CL 1		559,317.0	98,168.4	(222,107.3)	435,378.1
TOPS Managed Risk Balanced ETF – CL 2		24,662.5	110,873.9	(3,331.5)	132,204.9
TOPS Managed Risk Growth ETF – CL 1		3,053,486.8	1,099,316.5	(774,181.9)	3,378,621.4
TOPS Managed Risk Growth ETF – CL 2		1,386.6	27,235.2	(18,534.8)	10,087.0
TOPS Managed Risk Moderate Growth ETF – CL 1		518,050.4	123,229.6	(144,413.5)	496,866.5
TOPS Managed Risk Moderate Growth ETF – CL 2		85,170.8	18,965.5	(857.1)	103,279.2
TOPS Moderate Growth ETF – CL 1		169,161.4	12,417.2	(169,161.4)	12,417.2
TOPS Moderate Growth ETF – CL 2		2,779.5	—	(29.3)	2,750.2
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Conservative Balanced	ag	9,667.2	—	(324.1)	9,343.1
Core Bond		30,786.3	672,878.8	(542,275.8)	161,389.3
Global Multi-Alternatives	b, ah	—	12,918.1	(9,130.3)	3,787.8
Equity Income	c	120.0	—	(120.0)	—
Global		269,587.7	187,138.3	(160,739.9)	295,986.1
Global Strategic Income		43,078.8	294,300.2	(222,247.1)	115,131.9
International Growth		405,573.7	548,035.5	(336,046.2)	617,563.0
Main Street®		123,248.7	184,959.5	(210,381.1)	97,827.1
PIMCO VARIABLE INSURANCE TRUST:
All Asset		2,094,958.2	1,626,865.4	(1,805,155.0)	1,916,668.6
All Asset All Authority – Administrative	b	—	659,544.3	(181,662.9)	477,881.4
All Asset All Authority – Institutional	w	—	52,279.6	(8.3)	52,271.3
CommodityRealReturn Strategy		1,210,359.3	1,117,732.8	(877,463.2)	1,450,628.9
Emerging Markets Bond		845,625.8	1,810,355.9	(1,853,253.4)	802,728.3
Foreign Bond Unhedged		287,501.0	235,161.0	(121,629.5)	401,032.5
Foreign Bond US Dollar-Hedged		588,429.9	2,587,605.2	(1,554,590.5)	1,621,444.6
Global Advantage Strategy Bond		166,434.5	31,474.8	(125,402.7)	72,506.6
Global Bond Unhedged		206,044.3	597,521.2	(607,374.8)	196,190.7
Global Diversified Allocation		13,730.0	5,820.5	(9,207.5)	10,343.0

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
PIMCO VARIABLE INSURANCE TRUST: (continued)
Global Multi-Asset		397,462.6	31,771.1	(344,735.1)	84,498.6
High Yield		3,612,081.9	7,382,465.1	(9,900,186.2)	1,094,360.8
Long-Term US Government		68,966.3	2,196,981.4	(1,960,830.5)	305,117.2
Low Duration		2,001,026.2	1,463,745.1	(1,431,824.2)	2,032,947.1
Real Return		1,168,467.4	1,534,924.4	(1,456,088.1)	1,247,303.7
Short-Term		1,380,078.1	3,287,901.7	(3,457,051.2)	1,210,928.6
Total Return		5,987,463.1	6,053,236.8	(7,277,568.5)	4,763,131.4
Unconstrained Bond		1,332,182.5	1,299,619.2	(1,453,680.9)	1,178,120.8
PIONEER VARIABLE CONTRACTS TRUST:
Bond		319,494.8	813,869.7	(377,080.9)	756,283.6
Disciplined Value		184,185.1	4,592.4	(89,987.5)	98,790.0
Emerging Markets		230,010.3	198,779.3	(271,745.7)	157,043.9
Equity Income		220,651.9	498,785.1	(387,885.1)	331,551.9
Fund		48,511.8	36,752.0	(35,702.0)	49,561.8
High Yield		237,164.2	874,100.7	(964,473.6)	146,791.3
Mid Cap Value		41,292.1	507,702.7	(407,750.4)	141,244.4
Strategic Income		824,676.3	312,504.7	(314,304.8)	822,876.2
PROFUNDS VP:
Access VP High Yield		495,692.0	2,653,678.0	(2,944,974.1)	204,395.9
Asia 30		46,276.5	427,551.8	(447,348.0)	26,480.3
Banks		57,045.7	610,252.9	(519,388.8)	147,909.8
Basic Materials		80,425.3	211,833.9	(257,762.9)	34,496.3
Bear		821,970.7	2,293,579.9	(3,070,470.4)	45,080.2
Biotechnology		97,950.0	506,065.4	(485,788.8)	118,226.6
Bull		888,029.2	5,579,099.8	(5,284,573.2)	1,182,555.8
Consumer Goods		55,203.8	552,982.1	(488,881.4)	119,304.5
Consumer Services		245,976.8	344,172.8	(395,611.3)	194,538.3
Emerging Markets		67,390.4	1,579,839.6	(1,571,902.0)	75,328.0
Europe 30		147,487.0	863,634.0	(951,986.9)	59,134.1
Falling U.S. Dollar		382.5	2,445.1	(2,295.8)	531.8
Financials		123,921.4	641,228.2	(510,525.0)	254,624.6
Health Care		161,125.3	848,107.2	(779,971.1)	229,261.4
Industrials		267,522.1	254,981.8	(413,739.7)	108,764.2
International		87,523.7	293,779.8	(365,768.7)	15,534.8
Internet		50,195.2	243,774.6	(265,837.3)	28,132.5
Japan		58,401.4	330,479.0	(362,313.8)	26,566.6
Large-Cap Growth		126,393.7	380,233.7	(277,553.3)	229,074.1
Large-Cap Value		169,552.8	1,107,886.3	(1,225,657.4)	51,781.7
Mid-Cap		615,833.3	1,634,443.0	(1,575,170.8)	675,105.5
Mid-Cap Growth		128,659.4	154,651.6	(243,926.8)	39,384.2
Mid-Cap Value		54,585.0	541,380.9	(544,251.9)	51,714.0
Money Market		2,705,030.1	55,115,916.7	(54,594,235.5)	3,226,711.3
NASDAQ-100		328,137.1	5,874,359.7	(5,721,879.9)	480,616.9
Oil & Gas		71,079.8	429,587.2	(447,728.6)	52,938.4
Pharmaceuticals		23,338.5	502,224.9	(447,298.7)	78,264.7
Precious Metals		293,747.9	738,295.5	(912,328.7)	119,714.7
Real Estate		34,568.2	584,279.7	(455,099.3)	163,748.6
Rising Rates Opportunity		252,075.6	861,462.0	(1,006,848.1)	106,689.5
Semiconductor		2,816.5	425,540.2	(374,244.1)	54,112.6
Short Emerging Markets		4,215.4	884,304.0	(881,112.1)	7,407.3
Short International		12,515.8	899,727.6	(886,913.6)	25,329.8
Short Mid-Cap		85.9	402,769.5	(399,422.8)	3,432.6
Short NASDAQ-100		8,243.2	7,867,806.7	(7,840,684.8)	35,365.1
Short Small-Cap		6,397.5	1,901,335.7	(1,898,731.5)	9,001.7
Small Cap		205,195.7	1,780,977.1	(1,631,924.6)	354,248.2

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
PROFUNDS VP: (continued)
Small-Cap Growth		83,736.1	792,938.6	(825,885.8)	50,788.9
Small-Cap Value		110,715.5	1,591,829.8	(1,397,942.9)	304,602.4
Technology		70,559.1	373,862.9	(258,057.7)	186,364.3
Telecommunications		19,931.7	384,804.4	(383,040.9)	21,695.2
U.S. Government Plus		4,231.2	1,270,282.2	(1,128,338.8)	146,174.6
UltraBull		29,554.6	337,836.8	(275,240.7)	92,150.7
UltraMid-Cap		48,129.9	211,069.9	(223,214.6)	35,985.2
UltraNASDAQ-100		39,875.2	1,493,025.9	(1,493,008.8)	39,892.3
UltraShort NASDAQ-100		85,013.6	9,115,653.9	(9,188,443.3)	12,224.2
UltraSmall-Cap		39,400.7	233,025.1	(235,850.8)	36,575.0
Utilities		28,535.0	1,037,930.1	(835,840.5)	230,624.6
PUTNAM VARIABLE TRUST:
Absolute Return 500		33,641.5	40,586.3	(10,449.6)	63,778.2
American Government Income		82,481.7	929,290.5	(468,164.6)	543,607.6
Diversified Income		766,601.8	2,595,754.8	(2,996,971.4)	365,385.2
Equity Income		192,991.1	204,342.0	(191,554.6)	205,778.5
High Yield		1,093,608.1	3,867,669.9	(4,855,770.5)	105,507.5
Income		96,756.7	1,661,948.7	(1,256,484.6)	502,220.8
Investors	x	2,478.4	1,971.7	(4,450.1)	—
Multi-Cap Value		25,407.0	65.5	(24,316.5)	1,156.0
Voyager		89,333.2	101,148.6	(104,343.0)	86,138.8
REDWOOD INVESTMENT MANAGEMENT:
VIT Managed Volatility	q	—	790,780.3	(21,247.5)	769,532.8
ROYCE CAPITAL FUND:
Micro-Cap		174,183.8	44,061.5	(71,475.9)	146,769.4
Small-Cap		445,035.4	146,060.5	(225,162.9)	365,933.0
RUSSELL INVESTMENT FUNDS:
Aggressive Equity		1,538.5	—	(15.3)	1,523.2
Balanced Strategy		68,335.9	2.2	(3,202.4)	65,135.7
Core Bond		39,392.1	—	(4,177.2)	35,214.9
Equity Growth Strategy		28,803.4	—	(11,358.9)	17,444.5
Global Real Estate Securities		185,728.3	686.1	(28,505.3)	157,909.1
Moderate Strategy		40,520.7	—	(14,291.8)	26,228.9
Multi-Style Equity		13,311.0	—	(993.9)	12,317.1
Non U.S.		15,957.6	—	(2,228.7)	13,728.9
SEI INSURANCE PRODUCTS TRUST:
Balanced Strategy		—	38,664.8	(8,510.4)	30,154.4
Conservative Strategy		2,636.5	176,759.1	(125,149.3)	54,246.3
Defensive Strategy		—	84,724.5	(44,828.5)	39,896.0
Market Growth Strategy		1,493.7	298,228.7	(77,008.7)	222,713.7
Market Plus Strategy		798.2	57,914.8	(445.6)	58,267.4
Moderate Strategy		—	123,902.9	(11,541.5)	112,361.4
T. ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth II		843,618.1	990,488.4	(805,552.0)	1,028,554.5
Equity Income II		815,506.8	472,919.0	(375,857.7)	912,568.1
Health Sciences II		362,820.9	518,640.9	(357,684.5)	523,777.3
T. ROWE PRICE FIXED INCOME SERIES, INC.:
Limited-Term Bond II		347,445.8	518,050.8	(232,746.0)	632,750.6
THIRD AVENUE VARIABLE SERIES TRUST:
Value		286,300.4	203,426.3	(127,556.4)	362,170.3
TIMOTHY PLAN VARIABLE SERIES:
Conservative Growth		146,199.6	148,222.3	(100,321.2)	194,100.7
Strategic Growth		115,496.1	330,389.9	(38,953.6)	406,932.4
TORTOISE VARIABLE INSURANCE PORTFOLIO:
MLP & Pipeline	b	—	224,616.0	(48,066.3)	176,549.7

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
VAN ECK VIP TRUST:
Emerging Markets		443,109.6	292,123.1	(200,524.3)	534,708.4
Global Gold		86,290.4	236,340.0	(200,269.0)	122,361.4
Global Hard Assets		182,487.6	873,543.4	(883,348.3)	172,682.7
Multi-Manager Alternatives		104,489.4	43,596.0	(20,450.7)	127,634.7
Unconstrained Emerging Markets		54,118.9	315,510.1	(299,404.3)	70,224.7
VANGUARD VARIABLE INSURANCE FUND:
Balanced		905,126.9	1,252,529.1	(436,890.3)	1,720,765.7
Capital Growth		376,581.0	426,330.1	(179,997.1)	622,914.0
Diversified Value		401,326.0	255,353.0	(58,663.9)	598,015.1
Equity Income		1,481,938.3	654,992.0	(243,979.7)	1,892,950.6
Equity Index		870,485.2	1,693,738.6	(363,333.1)	2,200,890.7
Growth		222,069.6	298,794.2	(69,799.9)	451,063.9
High Yield Bond		673,372.4	1,748,367.1	(1,096,301.8)	1,325,437.7
International		913,806.5	1,348,217.7	(276,582.3)	1,985,441.9
Mid-Cap Index		352,353.8	848,898.9	(183,538.9)	1,017,713.8
REIT Index		878,992.4	1,271,101.9	(303,714.4)	1,846,379.9
Short-Term Investment Grade		2,796,919.9	3,570,782.3	(1,212,493.9)	5,155,208.3
Small Company Growth		396,525.6	457,348.5	(193,264.2)	660,609.9
Total Bond Market Index		1,419,061.0	3,277,107.4	(575,849.8)	4,120,318.6
Total Stock Market Index		1,962,842.3	1,825,827.8	(775,941.5)	3,012,728.6
VARIABLE INSURANCE TRUST:
Barrier	y	71,527.5	53,293.7	(109,861.4)	14,959.8
VIRTUS VARIABLE INSURANCE TRUST:
International		222,347.8	250,692.3	(303,937.1)	169,103.0
Multi-Sector Fixed Income		270,227.7	391,612.3	(195,955.2)	465,884.8
Equity Trend	ai	1,177,708.6	1,672,661.4	(858,432.2)	1,991,937.8
Real Estate Securities		174,699.6	586,736.7	(412,088.8)	349,347.5
WELLS FARGO VT FUNDS:	aj
Discovery		351,855.2	97,395.6	(267,743.5)	181,507.3
Opportunity		21,489.0	9,505.0	(6,571.7)	24,422.3
Small Cap Value		49,024.4	95,150.5	(89,287.9)	54,887.0
WILSHIRE VARIABLE INSURANCE TRUST:
2015 ETF		11,591.3	—	(3,039.9)	8,551.4
2035 ETF		25,077.7	3.3	(2,123.6)	22,957.4
Equity	z	4,796.2	—	(4,796.2)	—
Income	z	12,826.2	—	(12,826.2)	—
International Equity	z	538.1	—	(538.1)	—
Small Cap	z	12,354.9	4.8	(12,359.7)	—
Socially Responsible	z	2,155.0	—	(2,155.0)	—
		146,544,906.1	695,464,802.2	(648,905,136.9)	193,104,571.4

*  See Footnote 8 for details.

(8)  Detail Descriptions for Statement of Operations and Unit Progression Footnote References

For the period ending December 31, 2015:

a)  For the period May 1, 2015 (inception of fund) through December 31, 2015.

b)  For the period July 31, 2015 (inception of fund) through December 31, 2015

c)  For the period October 30, 2015 (inception of fund) through December 31, 2015

d)  For the period January 1, 2015 through April 24, 2015 (liquidation of fund).

e)  AB VPS funds were formerly know as AllianceBernstein VPS funds prior to their name change on May 1, 2015.

f)  For the period December 18, 2015 (inception of fund) through December 31, 2015.

g)  For the period January 1, 2015 through October 23, 2015 (liquidation of fund).

h)  Goldman Sachs Global Trends Allocation was formerly known as Goldman Sachs Global Markets Navigator prior to its name change on May 1, 2015.

i)  Guggenheim VT CLS AdvisorOne Global Diversified Equity was formerly known as Guggenheim VT CLS AdvisorOne Amerigo prior to its name change May 1, 2015.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

j)  Guggenheim VT CLS AdvisorOne Global Growth was formerly known as Guggenheim VT CLS AdvisorOne Select Allocation prior to its name change May 1, 2015.

k)  Guggenheim VT CLS AdvisorOne Growth and Income was formerly known as Guggenheim VT CLS AdvisorOne Clermont prior to its name change May 1, 2015.

l)  For the period January 1, 2015 through July 13, 2015 (liquidation of fund).

m)  For the period January 1, 2015 through October 6, 2015 (liquidation of fund).

n)  For the period January 1, 2015 through December 15, 2015 (liquidation of fund).

o)  Legg Mason ClearBridge Variable Dividend Strategy was formerly known as Legg Mason ClearBridge Variable Equity Income prior to its name change on May1, 2015.

p)  For the period January 1, 2015 through November 5, 2015 (liquidation of fund).

q)  Oppenheimer Conservative Balanced was formerly known as Oppenheimer Capital Income prior to its name change May 1, 2015.

r)  Oppenheimer Global Multi-Alternatives was formerly known as Oppenheimer Diversified Alternatives prior to its name change on May 1, 2015.

s)  For the period January 1, 2015 through April 17, 2015 (liquidation of fund).

t)  For the period February 9, 2015 (inception of fund) through December 31, 2015.

u)  For the period January 1, 2015 through August 28, 2015 (liquidation of fund).

v)  For the period January 1, 2015 (inception of fund) through June 1, 2015 (liquidation of fund).

w)  Virtus Equity Trend Series was formerly known as Virtus Premium AlphaSector Series prior to its name change on May 14, 2015.

y)  Wells Fargo VT Funds were formerly known as Wells Fargo Advantage Funds prior to their name change on December 15, 2015.

For the period ending December 31, 2014:

a)  For the period January 1, 2014 through April 24, 2014 (liquidation of fund).

b)  For the period May 1, 2014 (inception date) through December 31, 2014.

c)  For the period January 1, 2014 through February 10, 2014 (closed fund).

d)  Franklin Global Real Estate was formerly known as Franklin Global Real Estate Securities prior to its name change effective May 1, 2014.

e)  Franklin High Income was formerly known as Franklin High Income Securities prior to its name change effective May 1, 2014.

f)  Franklin Income was formerly known as Franklin Income Securities prior to its name change effective May 1, 2014.

g)  Franklin Mutual Shares was formerly known as Franklin Mutual Shares Securities prior to its name change effective May 1, 2014.

h)  Franklin Strategic Income was formerly known as Franklin Strategic Income Securities prior to its name change effective May 1, 2014.

i)  Franklin Templeton Global Bond was formerly known as Franklin Templeton Global Bond Securities prior to its name change effective May 1, 2014.

j)  Franklin U.S. Government Securities was formerly known as Franklin U.S. Government prior to its name change effective May 1, 2014.

k)  Lazard Global Dynamic Multi-Asset was formerly known as Lazard Multi-Asset Targeted Volatility prior to its name change on May 1, 2014.

l)  For the period January 1, 2014 through December 2, 2014 (liquidation of fund).

m)  Legg Mason QS Dynamic Multi-Strategy was formerly known as Legg Mason Dynamic Multi-Strategy prior to its name change on June 30, 2014.

n)  For the period January 1, 2014 through April 29, 2014 (liquidation of fund).

o)  For the period January 1, 2014 through April 14, 2014 (liquidation of fund).

p)  For the period January 1, 2014 through September 29, 2014 (liquidation of fund).

q)  For the period October 31, 2014 (inception of fund) through December 31, 2014

r)  For the period March 7, 2014 through December 31, 2014.

s)  Northern Lights JNF SSgA Sector Rotation was formerly known as Northern Lights JNF Equity prior to its name change on October 31, 2014.

t)  Northern Lights JNF SSgA Tactical Allocation was formerly known as Northern Lights JNF Balanced prior to its name change on October 31, 2014.

u)  Mariner Managed Futures Strategy was formerly known as Mariner Hyman Beck prior to its name change effective March 3, 2014.

v)  Northern Lights TOPS Conservative ETF was formerly known as Northern Lights TOPS Capital Preservations ETF prior to its name change on May 1, 2014.

w)  For the period September 10, 2014 through December 31, 2014.

x)  For the period January 1, 2014 through September 5, 2014 (liquidation of fund).

y)  Variable Insurance Trust Barrier Fund was formerly known as Variable Insurance Trust Vice Fund prior to its name change on August 8, 2014

z)  For the period January 1, 2014 through September 12, 2014 (liquidation of fund).

aa)  AB VPS funds were formerly know as AllianceBernstein VPS funds prior to their name change on May 1, 2015.

ab)  Goldman Sachs Global Trends Allocation was formerly known as Goldman Sachs Global Markets Navigator prior to its name change on May 1, 2015.

ac)  Guggenheim VT CLS AdvisorOne Global Diversified Equity was formerly known as Guggenheim VT CLS AdvisorOne Amerigo prior to its name change May 1, 2015.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

ad)  Guggenheim VT CLS AdvisorOne Global Growth was formerly known as Guggenheim VT CLS AdvisorOne Select Allocation prior to its name change May 1, 2015.

ae)  Guggenheim VT CLS AdvisorOne Growth and Income was formerly known as Guggenheim VT CLS AdvisorOne Clermont prior to its name change May 1, 2015.

af)  Legg Mason ClearBridge Variable Dividend Strategy was formerly known as Legg Mason ClearBridge Variable Equity Income prior to its name change on May 1, 2015.

ag)  Oppenheimer Conservative Balanced was formerly known as Oppenheimer Capital Income prior to its name change May 1, 2015.

ah)  Oppenheimer Global Multi-Alternatives was formerly known as Oppenheimer Diversified Alternatives prior to its name change on May 1, 2015.

ai)  Virtus Equity Trend Series was formerly known as Virtus Premium AlphaSector Series prior to its name change on May 14, 2015.

aj)  Wells Fargo VT Funds were formerly known as Wells Fargo Advantage Funds prior to their name change on December 15, 2015.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors Jefferson National Life Insurance Company and Contract Owners of Jefferson National Life Annuity Account G

We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account G (the "Account") as of December 31, 2015, the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2015, and the financial highlights for each of the five years for the period ended December 31, 2015. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian or fund transfer agents. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account G as of December 31, 2015, the results of its operations, changes in its net assets for each of two years in the period ended December 31, 2015, and financial highlights for each of the five years for the period ended December 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
April 25, 2016

Jefferson National Life Annuity Account G

SPONSOR

Jefferson National Life Insurance Company

DISTRIBUTOR

Jefferson National Securities Corporation

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BDO USA, LLP

PART C

OTHER INFORMATION

ITEM 24.                                           FINANCIAL STATEMENTS AND EXHIBITS

(a)                                 Financial Statements

The following financial statements are included in Part B of the Registration Statement:

The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2015 and 2014, and for the three years ended December 31, 2015, 2014, and 2013.

The financial statements of Jefferson National Life Annuity Account G at December 31, 2015 and for each of the two years ended December 31, 2015, and 2014.

(b)                              Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

(1)(a)		Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.	(2)

(b)		Resolution Changing the Name of the Separate Account	(1)

(2)		Not Applicable.

(3)(a)	(i)	Form of Principal Underwriter’s Agreement of the Company on behalf of the Separate Account and Inviva Securities Corporation.	(1)

	(ii)	Form of Amendment to Principal Underwriter’s Agreement.	(1)

(b)		Form of Selling Agreement.	(1)

(4)(a)		Form of Individual Contract Fixed and Variable Accounts. (22-4056)	(1)

(b)		Form of Group Contract.	(2)

(c)		Form of Group Certificate.	(2)

(d)		Form of Endorsement Amending MVA Provision.	(1)

(e)		Form of IRA Endorsement.	(1)

(f)		Form of Roth IRA Endorsement.	(1)

(g)		Form of JSA Endorsement.	(1)

(h)		Form of Individual Contract Fixed and Variable Accounts. (JNL-2300).	(11)

(i)		Form of Electronic Administration Endorsement (JNL-4020).	(11)

(j)		Form of Individual Contract Fixed and Variable Accounts. (JNL-2300-1).	(12)

(k)		Form of Joint Owner Endorsement. (MONADV-END 01/07).	(13)

(l)		Form of Transaction Fee Rider. (JNL-TRXFEE-2007).	(13)

(m)		Form of Individual Contract Fixed and Variable Accounts. (JNL-2300-2).	(13)

(n)		Form of Individual Contract Fixed and Variable Accounts (JNL-2300-3)	(18)

(o)		Form of Asset Allocation Model Rider (JNL-AAMRIDER)	(18)

(p)		Form of Individual Contract Fixed and Variable Accounts (JNL-2300-3)	(19)

(q)		Form of Age 100 Endorsement (Annuity Date END 8-12)	(19)

(r)	Form of 403(b) Endorsement (JNL-403(b) END 7-12	(19)

(s)	Form of Low Cost Fund Platform Fee Endorsement (ICC13-MA FeeEnd)	(20)

(5)	(a)		Form of Application for Individual Annuity Contract. (JNL-6000).	(1)

	(b)		Form of JNL Individual Application. (JNL-6005).	(11)

	(c)		Form of JNL Individual Application. (JNL-6005-2).	(12)

	(d)		Form of JNL Individual Application. (JNL-6005-3).	(13)

	(e)		Form of JNL Individual Application (JNL-6005-4).	(14)

	(f)		Form of JNL Individual Application (JNL-6005-5).	(18)

(6)	(a)		Amended and Restated Articles of Incorporation of Conseco Variable Insurance Company.	(1)

	(b)		Amended and Restated By-Laws of the Company.	(1)

(7)			Not Applicable.

(8)	(a)		Form of Participation Agreement dated October 23, 2002 with Conseco Series Trust and Conseco Equity Sales, Inc. and amendments thereto dated September 10, 2003 and February 1, 2001.	(1)

		(i)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated October 23, 2002 by and among 40|86 Series Trust, 40|86 Advisors, Inc. and Jefferson National Life Insurance Company.	(12)

	(b)	(i)	Form of Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.	(3)

		(ii)	Form of Amendment dated April 6, 2004 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.	(1)

		(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.	(12)

		(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities Corporation dated May 1, 2003.	(14)

		(v)	Form of amendment dated August 10, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life.	(17)

		(vi)	Form of amendment dated September 13, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life.	(17)

	(c)	(i)	Form of Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(4)

		(ii)	Form of Amendment dated November 5, 1999 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(5)

		(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(5)

		(iv)	Form of Amendments August 4, 2003 and March 22, 2004 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March	(1)

		31, 1995.

	(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement among the Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(12)

	(vi)	Form of Amendment dated May 1, 2008 to the Participation Agreement among The Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(14)

(d)	(i)	Form of Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(4)

	(ii)	Form of Amendment dated November 15, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(iii)	Form of Amendment dated December 31, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(iv)	Form of Amendment dated January 13, 2000 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(v)	Form of Amendment dated February 9, 2001 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(vi)	Form of Amendments dated July 31, 2003 and March 25, 2004 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(1)

	(vii)	Form of Amendments dated May 1, 2005 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.	(10)

	(viii	Form of Amendment dated May 1, 2006 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.	(12)

	(ix)	Form of Amendment dated May 1, 2007 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services.	(13)

	(x)	Form of Amendment dated November 1, 2009 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services.	(16)

	(xi)	Form of Amendment October 26, 2010 to the Participation Agreement as of 1997 between Jefferson National Life Insurance Company and American Century Investment Services.	(17)

(e)	(i)	Form of Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(5)

	(ii)	Form of Amendment dated March 21, 2002 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(5)

	(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(1)

	(iv)	Form of Amendment dated 2004 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(1)

	(v)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by and among Jefferson National Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(10)

(f)	(i)	Form of Participation Agreement dated March 6, 1995 by and among Great American Reserve Insurance	(4)

		Company and Insurance Management Series, Federated Securities Corp.

	(ii)	Form of Amendment dated 1999 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.	(5)

	(iv)	Form of Amendment dated 2004 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.	(1)

	(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated March 6, 1995 by and among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp.	(12)

(g)	(i)	Form of Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.	(6)

	(ii)	Form of Amendment dated April 25, 2001 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.	(5)

	(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.	(1)

(h)	(i)	Form of Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 and Form of Amendment dated July 2003 thereto.	(1)

	(ii)	Form of Amendment dated May 1, 2005 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.	(10)

	(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.	(12)

	(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001(Service and Institutional)	(14)

	(v)	Form of Amendment dated October 29, 2012 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001	(19)

(i)	(i)	Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.	(1)

	(ii)	Form of Amendment dated March 21, 2004 to the Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.	(1)

	(iii)	Form of Amendment dated November 15, 2012 to Participation Agreement by and among Jefferson National Life Insurance Company, Jefferson National Securities Corp., and Lazard Asset Management LLC., dated May 1, 2003.	(19)

(j)	(i)	Form of Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.	(4)

	(ii)	Form of Amendment dated December 1, 2001 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.	(7)

	(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.	(1)

	(iv)	Form of Participation Agreement dated February 13, 2008 by and among Jefferson National Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC.	(15)

(k)	(i)	Form of Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Great American Reserve Insurance Company.	(5)

	(ii)	Form of Amendment dated May 1, 2000 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Advisers Managers Trust, Neuberger Berman Management Incorporated and Conseco Variable Insurance Company.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Conseco Variable Insurance Company.	(5)

	(iv)	Form of Amendment dated May 1, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(8)

	(v)	Form of Amendment dated April 4, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(1)

	(vi)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(10)

	(vii)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(12)

	(viii	Form of Amendment dated May 1, 2007 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(13)

	(ix)	Form of Amendment dated May 1, 2009 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(15)

	(x)	Form of Amendment dated May 1, 2014 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(22)

(l)	(i)	Form of Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company and amended dated April 13, 2004 thereto.	(1)

	(ii)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.	(10)

	(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.	(12)

	(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.	(14)

	(v)	Form of Amendment dated May 1, 2009 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.	(15)

	(vi)	Form of amendment dated October 1, 2010 to the Participation Agreement dated May 1, 2003 among Jefferson	(17)

		National Life Insurance Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors.

	(vii)	Form of Amendment dated January 23, 2012 to Form of Participation Agreement dated May 1, 2003 among PIMCO Variable Insurance Trust, PIMCO Investments LLC, and Jefferson National Life Insurance Company.	(18)

	(viii)	Form of Amendment dated July 15, 2014 to Form of Participation Agreement dated May 1, 2003 among PIMCO Variable Insurance Trust, PIMCO Investments LLC, and Jefferson National Life Insurance Company.	(22)

(m)	(i)	Form of Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(1)

	(ii)	Form of amendment to Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(10)

	(iii)	Form of amendment to Participation Agreement dated May 1, 2006 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(12)

	(iv)	Form of amendment to Participation Agreement dated May 1, 2008 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(14)

	(v)	Form of amendment to Participation Agreement dated May 1, 2009 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(15)

(n)		Form of Participation Agreement dated May 1, 2003 by and among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation and Form of Amendment dated April 5, 2004 thereto.	(1)

	(i)	Form of amendment to Participation Agreement dated May 1, 2006 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation.	(12)

	(ii)	Form of amendment to Participation Agreement dated May 1, 2008 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Jefferson National Securities Corporation.	(14)

(o)	(i)	Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(9)

	(ii)	Form of Amendment dated April 13, 2004 to the Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(1)

	(iii)	Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(10)

	(iv)	Form of Amendment dated May 1, 2006 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(12)

	(v)	Form of Amendment dated March 31, 2008 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.	(14)

	(vi)	Form of Amendment dated May 1, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.	(16)

	(vii)	Form of amendment dated November 18, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, Rydex Variable Trust, and Rydex Distributors.	(17)

(p)	(i)	Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc.	(1)

	(ii)	Form of Amendment dated May 1, 2005 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc.	(10)

	(iii)	Form of Amendment dated April 28, 2007 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. (Legg Mason).	(13)

	(iv)	Form of Amendment dated March 19, 2014 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Legg Mason Investor Services, LLC	(21)

	(v)	Form of Amendment dated March 15, 2016 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company, Jefferson National Life insurance Company of New York and Legg Mason Investor Services, LLC.	(23)

(q)	(i)	Form of Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(6)

	(ii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(5)

	(iii)	Form of Amendment dated August 5, 2003 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(1)

	(iv)	Form of Amendment dated 2004 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(1)

	(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.	(12)

	(vi)	Form of Amendment dated March 31, 2008 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.	(14)

(r)	(i)	Form of Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc, Strong Capital Management, Inc. and Strong Funds Distributors, Inc.	(5)

	(ii)	Form of Amendment dated December 11, 1997 to Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Funds II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc.	(5)

	(iii)	Form of Amendment dated December 14. 1999 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.	(5)

	(iv)	Form of Amendment dated March 1, 2001 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.	(5)

	(v)	Form of Amendments dated December 2, 2003 and April5, 2004 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.	(1)

(s)	(i)	Form of Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company.	(8)

	(ii)	Form of Amendment dated April 6, 2004 to the Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company.	(1)

(t)	(i)	Form of Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.	(5)

	(ii)	Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.	(5)

	(iv)	Form of Amendment dated May 1, 2003 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.	(8)

	(v)	Form of Amendment dated May 1, 2010 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.	(16)

	(w)	Form of Amendment dated May 1, 2013 to Participation Agreement dated February 29, 2000 among Van Eck VIP Trust and Jefferson National Life Insurance Company.	(19)

(u)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.	(1)

	(ii)	Form of Amendment dated 2004 to the Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.	(1)

(v)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.	(10)

	(ii)	Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.	(12)

	(iii)	Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Jefferson National Securities Corporation, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.	(14)

	(iv)	Form of amendment dated July 16, 2010 to the Participation Agreement dated April 8, 2005 among Jefferson National Life, Wells Fargo Variable Trust, and Well Fargo Distributors	(17)

(w)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.	(10)

	(ii)	Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.	(12)

	(iii)	Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated May 1, 2005.	(14)

(x)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Alliance Capital Management L.P. and AllianceBernstein Investment Research and Management, Inc. dated May 1, 2006.	(12)

	(ii)	Form of Amendment dated March 8, 2008 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006.	(14)

	(iii)	Form of Amendment dated November 12, 2010 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006.	(17)

	(iv)	Form of Amendment dated September 4, 2012 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006.	(19)

(y)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, T. Rowe Price Investment Services, Inc. and the various T. Rowe Price funds dated May 1, 2006.	(12)

	(ii)	Form of Amendment dated May 1, 2007 to Participation Agreement between Jefferson National Life Insurance Company, T. Rowe Price Investment Services, Inc. and the various T. Rowe Price funds dated May 1, 2006.	(13)

	(iii)	Form of Amendment dated May 1, 2013 to Participation Agreement by and among Jefferson National Life Insurance Company, T. Rowe Price Equity Services, Inc., T. Rowe Price Fixed Income Securities, Inc. and T. Rowe Price Investment Services	(19)

(z)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. dated May 1, 2006.	(12)

(aa)	(i)	Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated May 1, 2007.	(13)

	(ii)	Form of Amended Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated March 18, 2008.	(14)

(bb)	(i)	Form of Participation Agreement between Nationwide Variable Insurance Trust, Nationwide Fund Distributors LLC and Jefferson National Life Insurance Company dated May 1, 2007.	(13)

	(ii)	Form of Amendment dated January 4, 2011 to the Form of Participation Agreement dated May 1, 2007 among Jefferson National Life, Nationwide Variable Insurance Trust, and Nationwide Distributors.	(17)

(cc)	(i)	Form of Participation Agreement between Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Jefferson National Life Insurance Company dated May 1, 2008.	(14)

	(ii)	Form of Amendment dated October 20, 2009 to the Participation Agreement among Jefferson National Life Insurance Company, Vanguard Variable Insurance Fund, The Vanguard Group, Inc., and Vanguard Marketing Corporation.	(16)

(dd)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisers, Inc., and ALPS Distributors, Inc. dated May 1, 2008.	(14)

	(j)	Form of Amendment dated April 30, 2013 to Participation Agreement dated May 1, 2008 by and among Jefferson National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, ALPS Distributors, and ALPS Portfolio Solutions Distributor, Inc.	(19)

	(k)	Form of Amendment dated August 7, 2013 to Participation Agreement dated May 1, 2008 by and among Jefferson National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, ALPS Distributors, and ALPS Portfolio Solutions Distributor, Inc.	(20)

(ee)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, ALPS Variable Insurance Trust, ALPS Advisers, Inc., and ALPS Distributors, Inc. dated May 1, 2008.	(14)

(ff)	(i)	Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated July 1, 2007.	(15)

	(ii)	Form of Amendment dated September 22, 2010 to the Form of Participation Agreement dated July 1, 2007 between Northern Lights Variable Trust and Jefferson National Life.	(17)

	(iii)	Form of Amendment dated April 1, 2011 to the Form of Participation Agreement dated July 1, 2007 between Jefferson National Life and Northern Lights Variable Trust.	(17)

	(iv)	Form of Amendment dated May 1, 2013 to the Form of Participation Agreement dated July 1, 2007 between Jefferson National Life and Northern Lights Variable Trust	(19)

	(v)	Form of Amendment dated September 30, 2015 to the Form of Participation Agreement dated July 1, 2007 between Jefferson National Life Insurance Company and Northern Lights Variable Trust	(23)

(gg)	(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated May 1, 2010.	(16)

(hh)	(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, The Merger Fund VL and Westchester Capital Management, Inc. dated May 1, 2010.	(16)

(ii)	(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, ProFunds, Access One Trust, and ProFund Advisors, LLC dated May 1, 2010.	(16)

	(ii)	Form of amendment dated September 17, 2010 to the Form of Participation Agreement dated May 1, 2010 among Jefferson National Life Insurance Company, ProFunds, Access One Trust, and ProFunds Advisors, LLC.	(17)

(jj)	(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp dated March, 2010.	(16)

(kk)	(i)	Form of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities.	(17)

	(ii)	Form of Amendment dated April 1, 2011 to the Form of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities.	(17)

	(iii)	Form of Amendment dated May 1, 2014 to the Form of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities.	(21)

(ll)	(i)	Form of participation agreement dated November 3, 2010 among Jefferson National Life Insurance Company, Variable Insurance Products Fund, and Fidelity Distributors Corporation.	(17)

	(ii)	Form of amendment dated November 3, 2010 to the Form of Participation Agreement dated November 3, 2010 among Jefferson National Life Insurance Company, Variable Insurance Products Fund, and Fidelity Distributors Corporation.	(17)

(mm)	(i)	Form of Participation Agreement dated November 14, 2008 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc and Jefferson National Life Insurance Company.	(17)

	(ii)	Form of Amendment dated August 26, 2010 to the Form of Participation Agreement dated November 14, 2008 among Jefferson National Life, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc.	(17)

	(iii)	Form of Amendment March 25, 2011 to the Form of Participation Agreement dated November 14, 2008 among Jefferson National Life, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc.	(17)

	(iv)	Form of Amendment dated January 15, 2013 to the Participation Agreement dated November 14, 2008 among Jefferson National Life Insurance Company, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc.	(19)

	(v)	Form of Amendment dated June 15, 2015 to the Participation Agreement dated November 14, 2008 among Jefferson National Life Insurance Company, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc.	(23)

(nn)	(i)	Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios.	(17)

	(ii)	Form of amendment dated October 5, 2009 to the Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios.	(17)

	(iii)	Form of amendment dated November, 2010 to the Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios.	(17)

	(iv)	Form of Amendment dated February 19, 2013 to Participation Agreement dated October 5, 2009 among Ivy Funds Variable Insurance Portfolios, Inc. and Jefferson National Life Insurance Company.	(19)

(oo)	(i)	Form of Participation Agreement dated November 12, 2010 between Jefferson National Life Insurance Company, Putnam Variable Trust, and Putnam Retail Management Limited Partnership.	(17)

(pp)	(i)	Form of Participation Agreement dated September 28, 2010 among Jefferson National Life, Timothy Plan, and Timothy Partners.	(17)

(qq)	(i)	Form of Participation Agreement dated April 1, 2011 among Jefferson National Life Insurance Company, Russell Investment Funds, and Russell Financial Services.	(17)

(rr)	(i)	Form of Participation Agreement dated August 23, 2011 among Rydex Variable Trust, SBL Fund, Rydex Distributors, LLC and Jefferson National Life Insurance Company.	(18)

(ss)	(i)	Form of Participation Agreement dated November 2, 2011 among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and Jefferson National Life Insurance Company,	(18)

(tt)	(i)	Form of Participation Agreement dated November 16, 2011 among Oppenheimer Variable Account Funds, Oppenheimer funds, Inc., and Jefferson National Life Insurance Company	(18)

(uu)	(i)	Form of Participation Agreement dated November 16, 2011 among Panorama Series Fund Inc, Oppenheimerfunds, Inc. and Jefferson National Life Insurance Company.	(18)

	(ii)	Form of Amendment dated May 1, 2014 to Form of Participation Agreement dated November 16, 2011 among Oppenheimer Variable Account Funds, Oppenheimer funds, Inc., and Jefferson National Life Insurance Company	(21)

(vv)	(i)	Form of Participation Agreement dated November 1, 2011 among Virtus Variable Insurance Trust, VP Distributors and Jefferson National Life Insurance Company.	(18)

(ww)	(i)	Form of Participation Agreement dated May 1, 2012 among Hatteras Variable Trust, Hatteras Capital Distributors and Jefferson National Life Insurance Company	(18)

(xx)	(i)	Form of Participation Agreement dated May 1, 2012 among Wilshire Variable Insurance Trust, SEI Investments Distribution Co. and Jefferson National Life Insurance Company	(18)

(yy)	(i)	Form of Participation Agreement dated October 22, 2012 between the Variable Insurance Trust and Jefferson National Life Insurance Company	(19)

(zz)	(i)	Form of Participation Agreement dated June 15, 2012 among Jefferson National Life Insurance Company, Hatteras Variable Trust, and Hatteras Capital Distributors, LLC	(19)

(aaa)	(i)	Form of Participation Agreement dated November 1, 2013 between Advisors Preferred Trust, and Jefferson National Life Insurance Company.	(20)

(bbb)	(i)	Form of Participation Agreement dated November 13, 2013 among American Funds Distributors, Capital Research and Management Company, American Funds Insurance Series, and Jefferson National Life Insurance Company	(20)

	(ii)	Form of Amendment dated October 1, 2015 to Form of Participation Agreement dated November 13, 2013 among American Funds Distributors, Capital Research and Management Company, American Funds Insurance Series, and Jefferson National Life Insurance Company	(23)

(ccc)	(i)	Form of Participation Agreement dated November 13, 2013 by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co, and Jefferson National Life Insurance Company.	(20)

	(ii)	Form of Amendment dated March 28, 2014 to Form of Participation Agreement dated November 13, 2013 by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co, and Jefferson National Life Insurance Company.	(21)

(ddd)	(i)	Form of Participation Agreement dated November 1, 2013 by and among SEI Insurance Products Trust, SEI Investments Distribution Co., and Jefferson National Life Insurance Company	(20)

(eee)	(i)	Form of Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company,	(21)

			Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors, Inc.

	(fff)	(i)	Form of Participation Agreement dated May 1, 2014 among Jefferson National Life Insurance Company, Managed Portfolio Series, Tortoise Capital Advisors, LLC and Quasar Distributors	(21)

	(ggg)	(i)	Form of Participation Agreement dated December 11, 2015 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Columbia Funds Variable Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc.	(23)

	(hhh)	(i)	Form of Participation Agreement dated June 1, 2015 among Jefferson National Life Insurance Company, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P.	(23)

	(iii)	(i)	Form of Participation Agreement dated September 1, 2015 between Jefferson National Life Insurance Company, Jefferson National Securities Corporation, John Hancock Variable Insurance Trust, and John Hancock Distributors, LLC	(23)

	(jjj)	(i)	Form of Participation Agreement dated October 1, 2015 among Jefferson National Life Insurance Company, JPMorgan Insurance Trust, J. P. Morgan Investment Management Inc., and JPMorgan Funds Management	(23)

	(kkk)	(i)	Form of Participation Agreement dated July 1, 2015 among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Jefferson National Life Insurance Company, and MFS Fund Distributors, Inc.	(23)

(9)			Opinion and Consent of Counsel.	(23)

(10)			Consent of Independent Registered Public Accounting Firm.	(23)

(11)			Financial Statements omitted from Item 23 above.	N/A

(12)			Initial Capitalization Agreement.	N/A

(13)	(a)	(i)	Powers of Attorney	(1)

		(ii)	Powers of Attorney - for Laurence Greenberg	(11)

		(iii)	Powers of Attorney — for Robert Jefferson	(12)

		(iv)	Powers of Attorney — for Joseph F. Vap	(15)

		(v)	Powers of Attorney — for Mitchell H. Caplan	(16)

		(vi)	Powers of Attorney — for Robert C. Covington	(18)

		(vii)	Powers of Attorney — for Andrew T. Mulderry	(18)

		(viii)	Powers of Attorney — for Steven F. Piaker	(18)

		(viiii)	Powers of Attorney — for Eric S. Schwartz	(18)

		(x)	Powers of Attorney — for David Lau	(19)

		(xi)	Powers of Attorney — Thomas Hedrick	(22)

(1)                                 Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on April 30, 2004 (Accession Number 0000912057-04-000471).

(2)                                 Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on January 23, 1996 (Accession Number 0000928389-96-000012).

(3)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4)                                 Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10)                          Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 16 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-17501) filed electronically on form N-4 on May 2, 2005 (Accession Number 0000930413-05-003264).

(11)                          Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(12)                                       Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 17 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06-003358).

(13)                          Incorporated herein by reference to Post-Effective Amendment Nos. 4 and 20 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2007 (Accession Number 0000930413-07-003460).

(14)                          Incorporated herein by reference to Post-Effective Amendment Nos. 5 and 21 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 16, 2008 (Accession Number 0000891092-08-002108).

(15)                          Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 25 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 16, 2009 (Accession Number 0000891092-09-001563).

(16)                          Incorporated herein by reference to Post-Effective Amendment Nos. 10 and 26 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 16, 2010 (Accession Number 0000891092-10-001652).

(17)                          Incorporated herein by reference to Post Effective Amendment Nos. 11 and 27 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 29, 2011. (Accession Number 0000891092-11-002740)

(18)                          Incorporated herein by reference to Post Effective Amendment Nos. 12 and 28 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 30, 2012. (Accession Number 0000891092-12-992381)

(19)                          Incorporated herein by reference to Post Effective Amendment Nos. 13 and 29 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 25, 2013. (Accession Number 0000891092-13-003639)

(20)                          Incorporated herein by reference to Post Effective Amendment Nos. 14 and 30 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on December 16, 2013. (Accession Number 0000891092-13-010032)

(21)                          Incorporated herein by reference to Post Effective Amendment Nos. 15 and 31 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 30, 2014. (Accession Number 0000891092-14-003492)

(22)                          Incorporated herein by reference to Post Effective Amendment Nos. 16 and 32 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 30, 2015. (Accession Number 0001104659-15-030013)

(23)                          Filed herewith.

ITEM 25.                                           DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 10350 Ormsby Park Place, Louisville, KY 40223, unless otherwise noted.

NAME	POSITIONS AND OFFICES WITH DEPOSITOR
Mitchell H. Caplan	Director, Chief Executive Officer
Laurence P. Greenberg	Director, President
Craig A. Hawley	Director, General Counsel and Secretary
Joseph Vap	Director, Chief Financial Officer and Treasurer
Thomas Hedrick (1)	Director
Andrew T. Mulderry (2)	Director
Steven F. Piaker (3)	Director
Eric S. Schwartz (4)	Director

(1)                                 The business address of this director is 6034 Lakehurst Avenue, Dallas, TX 75230

(2)                                 The business address of this director is 240 Forest Avenue, Rye NY 10580

(3)                                 The business address of this director is 64 Arlen Way, West Hartford, CT 06117

(4)                                 The business address of this director is 120 East End Avenue Apt 17B, New York NY 10028.

ITEM 26.                                           PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.

(1)                                 Class A voting common shares.  These shares represent 100% of the voting interests of JNFC except they vote pro rata with the Class B common shares with respect to the Limited Veto Rights.  LLC managed by board of directors with identical composition as JNFC and JNL.

(2)                                 Series A voting units controlled by JNFC’s CEO, Mitch Caplan and his affiliated entities including Highroad Partners LLC.  Mr. Caplan also received non-voting profit interests from each of JNF Investors LLC and JNF Co-Investor LLC that are not included in this total.

(3)                                 Series A voting units controlled by JNFC employees and SG-Jefferson LLC.  Ownership of Mr. Caplan excluded from this group.  In addition, certain employees received non—voting profits interests from each of JNF Investors LLC and JNF Co-Investor LLC that are not included in this total. SG-Jefferson owns 5.7% of the Series A voting units.

(4)                                 Series B non-voting units held by Financial Partners Fund I, L.P., SG-Jefferson LLC, 122011 Investment Holding LLC, 76 West Holdings LLC and other small investors.  Conversion of these shares into Series A voting units is subject to prior regulatory approval.  The four (4) named investors are contractually entitled to each designate one director appointed to each of the nine (9) member boards of directors of JNFC, JNL and JNLNY and also vote as a class on certain non-ordinary course actions by JNFC.

(5)                                 Class B non-voting common shares.  LLC is member managed by JNF Investors LLC.  JNF Investors LLC has the authority to make decisions on behalf of JNF Co-Investor LLC except with respect to the Limited Veto Rights, with respect to which the vote is passed through to the holders of the Series A voting units issued by JNF Co-Investor LLC.

(6)                                 Series A voting units held by 122011 Investment Holding LLC and certain employees of its affiliates with voting rights only with respect to veto rights more limited than those provided to the Series B non-voting units of JNFI.

ITEM 27.                                           NUMBER OF CONTRACT OWNERS

As of February 16, 2016, the number of Monument Advisor contracts funded by Jefferson National Life Annuity Account G was 13,212 of which 1391 were qualified contracts and 11,821 were non-qualified contracts.

ITEM 28.                                           INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, “Agent”) against expenses (including attorneys’ fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.                                           PRINCIPAL UNDERWRITERS

(a)                                 Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C

Jefferson National Life Annuity Account E

Jefferson National Life Annuity Account F

Jefferson National Life of New York Annuity Account 1

(b)                                 Jefferson National Securities Corporation (“JNSC”) is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 10350 Ormsby Park Place Louisville, KY 40223, unless otherwise indicated.

NAME	POSITIONS AND OFFICES
Craig A. Hawley	President, General Counsel and Secretary
Jon Hurd*	Financial & Operations Principal

*                                         The principal business address for Jon Hurd is 170 Montauk Highway, Speonk, NY 11972

(c)                                  JNSC retains no compensation or commissions from the registrant.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION OR ANNUITIZATION	BROKERAGE COMMISSIONS	COMPENSATION
Jefferson National Securities Corporation	None	None	None	None

ITEM 30.                                           LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 10350 Ormsby Park Place, Louisville, KY 40223.

ITEM 31.                                           MANAGEMENT SERVICES

Not Applicable.

ITEM 32.                                           UNDERTAKINGS

(a)                                 Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b)                                 Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)                                  Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33.                                           REPRESENTATIONS

(A)                               Jefferson National Life Insurance Company (the “Company”) hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B)                               The Securities and Exchange Commission (the “SEC”) issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1)                                 Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2)                                 Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer in the contract;

(3)                                 Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4)                                 Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant’s understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer’s Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has caused this Post-Effective Amendment Nos. 17 and 33  to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 22th day of April, 2016.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(By:	/s/ Mitchell H Caplan *
Name:	Mitchell H. Caplan Depositor)

Title:	CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/Mitchell H. Caplan*	Director, Chief Executive Officer	04/22/2016
Name: Mitchell H. Caplan

/s/ Laurence P. Greenberg*	Director, President	04/22/2016
Name: Laurence Greenberg

/s/ Joseph F. Vap*	Director, Chief Financial Officer and Treasurer	04/22/2016
Name: Joseph F. Vap

/s/ Andrew Mulderry*	Director	04/22/2016
Name: Andrew Mulderry

/s/ Thomas Hedrick*	Director	04/22/2016
Name: Thomas Hedrick

/s/ Eric S. Schwartz*	Director	04/22/2016
Name: Eric S. Schwartz

/s/ Steven F. Piaker*	Director	04/22/2016
Name: Steven F. Piaker

/s/ Craig Hawley	Director, General Counsel & Secretary	04/22/2016
Name: Craig A. Hawley*
Attorney in Fact

EXHIBIT INDEX

(8)	(p)	(v)

Form of Amendment dated March 15, 2016 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company, Jefferson National Life insurance Company of New York and Legg Mason Investor Services, LLC.

	(ff)	(v)	Form of Amendment dated September 30, 2015 to the Form of Participation Agreement dated July 1, 2007 between Jefferson National Life Insurance Company and Northern Lights Variable Trust

	(mm)	(v)

Form of Amendment dated June 15, 2015 to the Participation Agreement dated November 14, 2008 among Jefferson National Life Insurance Company, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc.

	(bbb)	(ii)

Form of Amendment dated October 1, 2015 to Form of Participation Agreement dated November 13, 2013 among American Funds Distributors, Capital Research and Management Company, American Funds Insurance Series, and Jefferson National Life Insurance Company

	(ggg)	(i)

Form of Participation Agreement dated December 11, 2015 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Columbia Funds Variable Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc.

	(hhh)	(i)	Form of Participation Agreement dated June 1, 2015 among Jefferson National Life Insurance Company, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P.

	(jjj)	(i)	Form of Participation Agreement dated October 1, 2015 among Jefferson National Life Insurance Company, JPMorgan Insurance Trust, J. P. Morgan Investment Management Inc., and JPMorgan Funds Management.

	(iii)	(i)

Form of Participation Agreement dated September 1, 2015 between Jefferson National Life Insurance Company, Jefferson National Securities Corporation, John Hancock Variable Insurance Trust, and John Hancock Distributors, LLC

	(kkk)	(i)

Form of Participation Agreement dated July 1, 2015 among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Jefferson National Life Insurance Company, and MFS Fund Distributors, Inc.

(9)			Opinion and Consent of Counsel.

(10)			Consent of Independent Registered Public Accounting Firm.